Quarterly Report
September 30, 2021
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street International Value Spotlight Fund
State Street China Equity Select Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
September 30, 2021 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.9%
COMMUNICATION SERVICES — 11.2%
Activision Blizzard, Inc.	130,800	$10,122,612
Alphabet, Inc. Class A (a)	50,967	136,261,294
Alphabet, Inc. Class C (a)	47,687	127,100,638
AT&T, Inc.	1,201,240	32,445,493
Cars.com, Inc. (a)	1	13
Charter Communications, Inc. Class A (a)	21,300	15,497,028
Comcast Corp. Class A	776,966	43,455,708
Discovery, Inc. Class A (a)(b)	33,003	837,616
Discovery, Inc. Class C (a)	50,604	1,228,159
DISH Network Corp. Class A (a)	41,418	1,800,026
Electronic Arts, Inc.	48,779	6,938,813
Facebook, Inc. Class A (a)	403,193	136,839,672
Fox Corp. Class A	58,266	2,337,049
Fox Corp. Class B	29,300	1,087,616
Interpublic Group of Cos., Inc.	65,566	2,404,305
Live Nation Entertainment, Inc. (a)	21,900	1,995,747
Lumen Technologies, Inc.	167,478	2,075,053
Match Group, Inc. (a)	46,600	7,315,734
Netflix, Inc. (a)	75,104	45,838,975
News Corp. Class A	71,188	1,675,054
News Corp. Class B	19,300	448,339
Omnicom Group, Inc.	35,691	2,586,170
Take-Two Interactive Software, Inc. (a)	20,200	3,112,214
T-Mobile US, Inc. (a)	98,675	12,606,718
Twitter, Inc. (a)	134,200	8,104,338
Verizon Communications, Inc.	702,715	37,953,637
ViacomCBS, Inc. Class B	101,881	4,025,318
Walt Disney Co. (a)	307,964	52,098,270
		698,191,609
CONSUMER DISCRETIONARY — 12.2%
Advance Auto Parts, Inc.	10,900	2,276,901
Amazon.com, Inc. (a)	73,590	241,746,094
Aptiv PLC (a)	45,519	6,780,965
AutoZone, Inc. (a)	3,576	6,072,012
Bath & Body Works, Inc.	44,121	2,780,947
Best Buy Co., Inc.	38,406	4,059,898
Booking Holdings, Inc. (a)	6,924	16,436,676
BorgWarner, Inc.	40,177	1,736,048
Caesars Entertainment, Inc. (a)	36,100	4,053,308
CarMax, Inc. (a)	27,403	3,506,488
Carnival Corp. (a)	134,301	3,358,868
Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	4,786	$8,698,651
D.R. Horton, Inc.	56,297	4,727,259
Darden Restaurants, Inc.	21,671	3,282,506
Dollar General Corp.	39,713	8,424,716
Dollar Tree, Inc. (a)	38,626	3,697,281
Domino's Pizza, Inc.	6,200	2,957,152
eBay, Inc.	109,345	7,618,066
Etsy, Inc. (a)	21,300	4,429,548
Expedia Group, Inc. (a)	24,234	3,971,953
Ford Motor Co. (a)	665,638	9,425,434
Gap, Inc.	35,834	813,432
Garmin, Ltd.	25,340	3,939,356
General Motors Co. (a)	244,223	12,872,994
Genuine Parts Co.	23,889	2,896,063
Hanesbrands, Inc. (b)	65,100	1,117,116
Hasbro, Inc.	21,497	1,917,962
Hilton Worldwide Holdings, Inc. (a)	46,900	6,195,959
Home Depot, Inc.	180,102	59,120,282
Las Vegas Sands Corp. (a)	57,200	2,093,520
Leggett & Platt, Inc.	24,954	1,118,937
Lennar Corp. Class A	46,206	4,328,578
LKQ Corp. (a)	45,500	2,289,560
Lowe's Cos., Inc.	118,950	24,130,197
Marriott International, Inc. Class A (a)	46,055	6,820,285
McDonald's Corp.	125,610	30,285,827
MGM Resorts International	66,600	2,873,790
Mohawk Industries, Inc. (a)	10,431	1,850,459
Newell Brands, Inc.	63,041	1,395,728
NIKE, Inc. Class B	215,006	31,225,321
Norwegian Cruise Line Holdings, Ltd. (a)	61,600	1,645,336
NVR, Inc. (a)	600	2,876,448
O'Reilly Automotive, Inc. (a)	11,580	7,076,075
Penn National Gaming, Inc. (a)	26,100	1,891,206
Pool Corp.	6,700	2,910,547
PulteGroup, Inc.	44,762	2,055,471
PVH Corp. (a)	11,849	1,217,959
Ralph Lauren Corp.	8,179	908,196
Ross Stores, Inc.	60,056	6,537,096
Royal Caribbean Cruises, Ltd. (a)	37,300	3,317,835
Starbucks Corp.	198,330	21,877,782
Tapestry, Inc.	46,428	1,718,765
Target Corp.	83,272	19,050,135
Tesla, Inc. (a)	137,300	106,473,404
TJX Cos., Inc.	202,974	13,392,225
Tractor Supply Co.	19,226	3,895,380
Ulta Beauty, Inc. (a)	9,500	3,428,740
See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (a)	31,424	$634,136
Under Armour, Inc. Class C (a)	34,675	607,506
VF Corp.	54,844	3,674,000
Whirlpool Corp.	11,102	2,263,254
Wynn Resorts, Ltd. (a)(b)	17,541	1,486,600
Yum! Brands, Inc.	50,802	6,213,593
		762,477,826
CONSUMER STAPLES — 5.7%
Altria Group, Inc.	310,229	14,121,624
Archer-Daniels-Midland Co.	94,132	5,648,861
Brown-Forman Corp. Class B	30,452	2,040,589
Campbell Soup Co.	33,782	1,412,425
Church & Dwight Co., Inc.	40,900	3,377,113
Clorox Co.	20,464	3,389,043
Coca-Cola Co.	653,600	34,294,392
Colgate-Palmolive Co.	141,923	10,726,540
Conagra Brands, Inc.	79,924	2,707,026
Constellation Brands, Inc. Class A	28,850	6,078,407
Costco Wholesale Corp.	75,055	33,725,964
Estee Lauder Cos., Inc. Class A	39,041	11,709,567
General Mills, Inc.	102,042	6,104,152
Hershey Co.	24,467	4,141,040
Hormel Foods Corp.	46,902	1,922,982
J.M. Smucker Co.	18,105	2,173,143
Kellogg Co.	42,528	2,718,390
Kimberly-Clark Corp.	57,327	7,592,388
Kraft Heinz Co.	113,218	4,168,687
Kroger Co.	114,442	4,626,890
Lamb Weston Holdings, Inc.	24,700	1,515,839
McCormick & Co., Inc.	41,484	3,361,449
Molson Coors Beverage Co. Class B	31,353	1,454,152
Mondelez International, Inc. Class A	235,215	13,684,809
Monster Beverage Corp. (a)	63,135	5,608,282
PepsiCo, Inc.	234,616	35,288,593
Philip Morris International, Inc.	262,212	24,855,075
Procter & Gamble Co.	411,326	57,503,375
Sysco Corp.	86,074	6,756,809
Tyson Foods, Inc. Class A	49,644	3,918,897
Walmart, Inc.	240,403	33,507,370
Walgreens Boots Alliance, Inc.	120,805	5,683,875
		355,817,748
ENERGY — 2.7%
APA Corp.	62,955	1,349,126
Baker Hughes Co.	137,879	3,409,748
Cabot Oil & Gas Corp.	73,578	1,601,057
ChampionX Corp. (a)	1	22
Chevron Corp.	325,317	33,003,410
Security Description	Shares	Value
ConocoPhillips	225,235	$15,264,176
Devon Energy Corp.	104,773	3,720,489
Diamondback Energy, Inc.	28,800	2,726,496
EOG Resources, Inc.	98,271	7,888,213
Exxon Mobil Corp.	718,575	42,266,581
Halliburton Co.	148,267	3,205,533
Hess Corp.	47,757	3,730,299
Kinder Morgan, Inc.	327,950	5,486,604
Marathon Oil Corp.	142,588	1,949,178
Marathon Petroleum Corp.	108,741	6,721,281
Occidental Petroleum Corp.	149,273	4,415,495
ONEOK, Inc.	74,996	4,349,018
Phillips 66	73,673	5,159,320
Pioneer Natural Resources Co.	38,176	6,356,686
Schlumberger NV	238,450	7,067,658
Valero Energy Corp.	68,823	4,856,839
Williams Cos., Inc.	208,258	5,402,213
		169,929,442
FINANCIALS — 11.3%
Aflac, Inc.	108,006	5,630,353
Allstate Corp.	51,039	6,497,775
American Express Co.	108,212	18,128,756
American International Group, Inc.	143,901	7,898,726
Ameriprise Financial, Inc.	19,144	5,056,313
Aon PLC Class A	37,998	10,858,688
Arthur J Gallagher & Co.	34,800	5,173,020
Assurant, Inc.	9,885	1,559,359
Bank of America Corp.	1,255,505	53,296,187
Bank of New York Mellon Corp.	137,394	7,122,505
Berkshire Hathaway, Inc. Class B (a)	313,784	85,644,205
BlackRock, Inc.	24,116	20,225,125
Brown & Brown, Inc.	38,900	2,157,005
Capital One Financial Corp.	75,095	12,163,137
Cboe Global Markets, Inc.	18,900	2,340,954
Charles Schwab Corp.	252,604	18,399,675
Chubb, Ltd.	73,853	12,812,018
Cincinnati Financial Corp.	24,909	2,845,106
Citigroup, Inc.	341,027	23,933,275
Citizens Financial Group, Inc.	74,200	3,485,916
CME Group, Inc.	60,463	11,692,335
Comerica, Inc.	22,727	1,829,524
Discover Financial Services	52,028	6,391,640
Everest Re Group, Ltd.	6,600	1,655,148
Fifth Third Bancorp	116,162	4,929,915
First Republic Bank	29,700	5,728,536
Franklin Resources, Inc.	46,889	1,393,541
Globe Life, Inc.	17,212	1,532,384
Goldman Sachs Group, Inc.	56,746	21,451,690
Hartford Financial Services Group, Inc.	58,167	4,086,232
Huntington Bancshares, Inc.	248,391	3,840,125

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Intercontinental Exchange, Inc.	95,185	$10,929,142
Invesco, Ltd.	56,811	1,369,713
JPMorgan Chase & Co.	505,943	82,817,810
KeyCorp.	168,396	3,640,722
Lincoln National Corp.	29,382	2,020,013
Loews Corp.	33,819	1,823,859
M&T Bank Corp.	21,463	3,205,284
MarketAxess Holdings, Inc.	6,400	2,692,416
Marsh & McLennan Cos., Inc.	85,219	12,904,713
MetLife, Inc.	122,570	7,566,246
Moody's Corp.	27,232	9,670,356
Morgan Stanley	245,527	23,892,232
MSCI, Inc.	13,900	8,455,926
Nasdaq, Inc.	19,675	3,797,668
Northern Trust Corp.	35,096	3,783,700
People's United Financial, Inc.	71,266	1,245,017
PNC Financial Services Group, Inc.	71,475	13,983,369
Principal Financial Group, Inc.	42,565	2,741,186
Progressive Corp.	98,449	8,898,805
Prudential Financial, Inc.	65,102	6,848,730
Raymond James Financial, Inc.	30,900	2,851,452
Regions Financial Corp.	158,946	3,387,139
S&P Global, Inc.	40,568	17,236,938
State Street Corp. (c)	59,578	5,047,448
SVB Financial Group (a)	10,000	6,468,800
Synchrony Financial	95,876	4,686,419
T Rowe Price Group, Inc.	38,555	7,583,768
Travelers Cos., Inc.	42,006	6,385,332
Truist Financial Corp.	224,615	13,173,670
US Bancorp	229,022	13,613,068
Wells Fargo & Co.	690,903	32,064,808
Willis Towers Watson PLC	21,745	5,054,843
WR Berkley Corp.	23,100	1,690,458
Zions Bancorp NA	27,095	1,676,910
		702,967,128
HEALTH CARE — 13.1%
Abbott Laboratories	300,949	35,551,105
AbbVie, Inc.	297,280	32,067,594
ABIOMED, Inc. (a)	7,600	2,473,952
Agilent Technologies, Inc.	51,093	8,048,680
Align Technology, Inc. (a)	12,400	8,251,332
AmerisourceBergen Corp.	25,134	3,002,256
Amgen, Inc.	95,554	20,319,558
Anthem, Inc.	41,019	15,291,883
Baxter International, Inc.	85,679	6,891,162
Becton Dickinson and Co.	48,356	11,886,872
Biogen, Inc. (a)	25,584	7,240,016
Bio-Rad Laboratories, Inc. Class A (a)	3,600	2,685,420
Bio-Techne Corp.	6,800	3,295,076
Boston Scientific Corp. (a)	239,557	10,394,378
Security Description	Shares	Value
Bristol-Myers Squibb Co.	373,875	$22,122,184
Cardinal Health, Inc.	48,333	2,390,550
Catalent, Inc. (a)	28,400	3,779,188
Centene Corp. (a)	98,004	6,106,629
Cerner Corp.	49,437	3,486,297
Charles River Laboratories International, Inc. (a)	8,400	3,466,428
Cigna Corp.	57,241	11,457,359
Cooper Cos., Inc.	8,200	3,389,142
CVS Health Corp.	221,994	18,838,411
Danaher Corp.	106,894	32,542,809
DaVita, Inc. (a)	11,728	1,363,497
DENTSPLY SIRONA, Inc.	38,534	2,236,899
DexCom, Inc. (a)	16,400	8,968,504
Edwards Lifesciences Corp. (a)	104,830	11,867,804
Eli Lilly & Co.	133,572	30,861,811
Gilead Sciences, Inc.	210,952	14,734,997
HCA Healthcare, Inc.	41,500	10,072,880
Henry Schein, Inc. (a)	25,100	1,911,616
Hologic, Inc. (a)	42,200	3,114,782
Humana, Inc.	21,590	8,401,748
IDEXX Laboratories, Inc. (a)	14,300	8,893,170
Illumina, Inc. (a)	24,700	10,018,567
Incyte Corp. (a)	33,000	2,269,740
Intuitive Surgical, Inc. (a)	20,044	19,926,743
IQVIA Holdings, Inc. (a)	32,500	7,785,050
Johnson & Johnson	445,808	71,997,992
Laboratory Corp. of America Holdings (a)	16,275	4,580,436
McKesson Corp.	26,052	5,194,248
Medtronic PLC	226,093	28,340,758
Merck & Co., Inc.	425,872	31,987,246
Mettler-Toledo International, Inc. (a)	3,900	5,371,704
Moderna, Inc. (a)	59,100	22,745,226
Organon & Co.	46,067	1,510,537
PerkinElmer, Inc.	19,386	3,359,400
Pfizer, Inc.	951,233	40,912,531
Quest Diagnostics, Inc.	20,342	2,955,896
Regeneron Pharmaceuticals, Inc. (a)	17,642	10,676,586
ResMed, Inc.	24,500	6,456,975
STERIS PLC	16,900	3,452,332
Stryker Corp.	56,494	14,898,598
Teleflex, Inc.	7,800	2,937,090
Thermo Fisher Scientific, Inc.	66,212	37,828,902
UnitedHealth Group, Inc.	159,674	62,391,019
Universal Health Services, Inc. Class B	12,600	1,743,462
Vertex Pharmaceuticals, Inc. (a)	43,652	7,918,036
Viatris, Inc.	201,314	2,727,805
Waters Corp. (a)	10,250	3,662,325
West Pharmaceutical Services, Inc.	12,600	5,349,204
Zimmer Biomet Holdings, Inc.	34,925	5,111,623

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	79,720	$15,476,841
		816,992,861
INDUSTRIALS — 7.9%
3M Co.	97,329	17,073,453
A.O. Smith Corp.	22,200	1,355,754
Alaska Air Group, Inc. (a)	23,100	1,353,660
Allegion PLC	14,896	1,968,953
American Airlines Group, Inc. (a)	108,900	2,234,628
AMETEK, Inc.	38,899	4,823,865
Boeing Co. (a)	92,664	20,380,520
C.H. Robinson Worldwide, Inc.	23,679	2,060,073
Carrier Global Corp.	145,979	7,555,873
Caterpillar, Inc.	92,124	17,685,044
Cintas Corp.	15,066	5,735,023
Copart, Inc. (a)	35,700	4,952,304
CSX Corp.	379,265	11,279,341
Cummins, Inc.	25,014	5,617,144
Deere & Co.	47,783	16,010,650
Delta Air Lines, Inc. (a)	107,634	4,586,285
Dover Corp.	24,250	3,770,875
Eaton Corp. PLC	67,025	10,007,503
Emerson Electric Co.	101,579	9,568,742
Equifax, Inc.	20,788	5,268,095
Expeditors International of Washington, Inc.	28,276	3,368,520
Fastenal Co.	96,716	4,991,513
FedEx Corp.	41,350	9,067,641
Fortive Corp.	60,249	4,251,772
Fortune Brands Home & Security, Inc.	23,000	2,056,660
Generac Holdings, Inc. (a)	10,600	4,331,902
General Dynamics Corp.	39,072	7,659,284
General Electric Co.	184,623	19,021,708
Honeywell International, Inc.	116,178	24,662,266
Howmet Aerospace, Inc.	64,286	2,005,723
Huntington Ingalls Industries, Inc.	7,400	1,428,644
IDEX Corp.	13,300	2,752,435
IHS Markit, Ltd.	67,100	7,825,202
Illinois Tool Works, Inc.	48,200	9,959,566
Ingersoll Rand, Inc. (a)	68,187	3,437,307
Jacobs Engineering Group, Inc.	21,743	2,881,600
JB Hunt Transport Services, Inc.	14,000	2,341,080
Johnson Controls International PLC	119,808	8,156,529
Kansas City Southern	15,696	4,247,965
L3Harris Technologies, Inc.	33,821	7,448,737
Leidos Holdings, Inc.	23,600	2,268,668
Lockheed Martin Corp.	41,471	14,311,642
Masco Corp.	41,484	2,304,436
Nielsen Holdings PLC	66,225	1,270,858
Norfolk Southern Corp.	41,587	9,949,690
Security Description	Shares	Value
Northrop Grumman Corp.	25,425	$9,156,814
Old Dominion Freight Line, Inc.	15,650	4,475,587
Otis Worldwide Corp.	71,789	5,906,799
PACCAR, Inc.	58,439	4,612,006
Parker-Hannifin Corp.	21,689	6,064,678
Pentair PLC	29,504	2,142,875
Quanta Services, Inc.	23,207	2,641,421
Raytheon Technologies Corp.	253,701	21,808,138
Republic Services, Inc.	36,189	4,344,851
Robert Half International, Inc.	20,066	2,013,222
Rockwell Automation, Inc.	19,526	5,741,425
Rollins, Inc.	38,125	1,346,956
Roper Technologies, Inc.	17,665	7,880,886
Snap-on, Inc.	8,940	1,868,013
Southwest Airlines Co. (a)	99,559	5,120,319
Stanley Black & Decker, Inc.	27,557	4,831,018
Textron, Inc.	37,333	2,606,217
Trane Technologies PLC	39,984	6,903,238
TransDigm Group, Inc. (a)	8,800	5,496,216
Union Pacific Corp.	109,698	21,501,905
United Airlines Holdings, Inc. (a)	53,900	2,564,023
United Parcel Service, Inc. Class B	122,491	22,305,611
United Rentals, Inc. (a)	12,500	4,386,625
Verisk Analytics, Inc.	27,100	5,427,317
W.W. Grainger, Inc.	7,357	2,891,742
Waste Management, Inc.	64,935	9,698,692
Westinghouse Air Brake Technologies Corp.	31,466	2,712,684
Xylem, Inc.	31,058	3,841,253
		495,579,664
INFORMATION TECHNOLOGY — 27.4%
Accenture PLC Class A	106,718	34,141,223
Adobe, Inc. (a)	80,744	46,485,936
Advanced Micro Devices, Inc. (a)	204,100	21,001,890
Akamai Technologies, Inc. (a)	27,090	2,833,343
Amphenol Corp. Class A	100,640	7,369,867
Analog Devices, Inc.	90,461	15,150,408
ANSYS, Inc. (a)	14,700	5,004,615
Apple, Inc.	2,653,596	375,483,834
Applied Materials, Inc.	153,754	19,792,752
Arista Networks, Inc. (a)	9,500	3,264,580
Autodesk, Inc. (a)	37,206	10,610,035
Automatic Data Processing, Inc.	71,152	14,224,708
Broadcom, Inc.	69,691	33,795,257
Broadridge Financial Solutions, Inc.	19,500	3,249,480
Cadence Design Systems, Inc. (a)	46,600	7,057,104
CDW Corp.	23,100	4,204,662
Ceridian HCM Holding, Inc. (a)	45,000	5,067,900

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	715,090	$38,922,349
Citrix Systems, Inc.	21,889	2,350,222
Cognizant Technology Solutions Corp. Class A	88,441	6,563,207
Corning, Inc.	129,326	4,719,106
DXC Technology Co. (a)	41,938	1,409,536
Enphase Energy, Inc. (a)	22,600	3,389,322
F5 Networks, Inc. (a)	10,041	1,995,950
Fidelity National Information Services, Inc.	103,891	12,641,457
Fiserv, Inc. (a)	100,224	10,874,304
FleetCor Technologies, Inc. (a)	13,800	3,605,526
Fortinet, Inc. (a)	22,800	6,658,512
Gartner, Inc. (a)	14,100	4,284,708
Global Payments, Inc.	50,168	7,905,473
Hewlett Packard Enterprise Co.	227,553	3,242,630
HP, Inc.	202,053	5,528,170
Intel Corp.	688,736	36,695,854
International Business Machines Corp.	150,795	20,949,949
Intuit, Inc.	45,937	24,783,471
IPG Photonics Corp. (a)	6,000	950,400
Jack Henry & Associates, Inc.	13,200	2,165,592
Juniper Networks, Inc.	54,949	1,512,196
Keysight Technologies, Inc. (a)	31,500	5,175,135
KLA Corp.	25,732	8,607,611
Lam Research Corp.	23,977	13,646,510
Mastercard, Inc. Class A	147,651	51,335,300
Microchip Technology, Inc.	45,883	7,042,582
Micron Technology, Inc.	189,434	13,446,025
Microsoft Corp.	1,269,858	357,998,367
Monolithic Power Systems, Inc.	7,400	3,586,632
Motorola Solutions, Inc.	28,472	6,614,615
NetApp, Inc.	37,314	3,349,305
NortonLifeLock, Inc.	96,760	2,448,028
NVIDIA Corp.	421,776	87,375,116
NXP Semiconductors NV	44,600	8,735,802
Oracle Corp.	277,135	24,146,773
Paychex, Inc.	53,907	6,061,842
Paycom Software, Inc. (a)	8,100	4,015,575
PayPal Holdings, Inc. (a)	199,145	51,819,520
PTC, Inc. (a)	17,600	2,108,304
Qorvo, Inc. (a)	18,700	3,126,453
QUALCOMM, Inc.	189,526	24,445,064
salesforce.com, Inc. (a)	164,795	44,695,700
Seagate Technology Holdings PLC	34,824	2,873,677
ServiceNow, Inc. (a)	33,300	20,721,591
Skyworks Solutions, Inc.	27,800	4,580,884
Synopsys, Inc. (a)	25,700	7,694,837
TE Connectivity, Ltd.	56,151	7,705,040
Teledyne Technologies, Inc. (a)	7,890	3,389,386
Security Description	Shares	Value
Teradyne, Inc.	27,500	$3,002,175
Texas Instruments, Inc.	155,293	29,848,868
Trimble, Inc. (a)	43,400	3,569,650
Tyler Technologies, Inc. (a)	6,800	3,118,820
VeriSign, Inc. (a)	17,101	3,505,876
Visa, Inc. Class A	285,860	63,675,315
Western Digital Corp. (a)	51,053	2,881,431
Western Union Co.	74,445	1,505,278
Xilinx, Inc.	41,660	6,290,243
Zebra Technologies Corp. Class A (a)	9,000	4,638,780
		1,708,667,638
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	37,202	9,527,804
Albemarle Corp.	19,700	4,313,709
Alcoa Corp. (a)	1	49
Amcor PLC	259,026	3,002,111
Avery Dennison Corp.	13,770	2,853,282
Ball Corp.	54,932	4,942,232
Celanese Corp.	18,500	2,786,840
CF Industries Holdings, Inc.	38,620	2,155,768
Corteva, Inc.	123,482	5,196,123
Dow, Inc.	127,048	7,312,883
DuPont de Nemours, Inc.	90,873	6,178,455
Eastman Chemical Co.	22,636	2,280,351
Ecolab, Inc.	41,900	8,741,178
FMC Corp.	21,378	1,957,370
Freeport-McMoRan, Inc.	248,740	8,091,512
International Flavors & Fragrances, Inc.	41,876	5,599,659
International Paper Co.	67,703	3,785,952
Linde PLC	86,863	25,483,867
LyondellBasell Industries NV Class A	44,458	4,172,383
Martin Marietta Materials, Inc.	10,445	3,568,848
Mosaic Co.	58,684	2,096,192
Newmont Corp.	134,433	7,299,712
Nucor Corp.	49,448	4,870,133
Packaging Corp. of America	15,800	2,171,552
PPG Industries, Inc.	39,854	5,699,521
Sealed Air Corp.	24,923	1,365,531
Sherwin-Williams Co.	40,727	11,392,564
Vulcan Materials Co.	22,371	3,784,278
Westrock Co.	44,436	2,214,246
		152,844,105
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	23,300	4,451,931
American Tower Corp. REIT	76,618	20,335,183
AvalonBay Communities, Inc. REIT	23,469	5,201,669
Boston Properties, Inc. REIT	23,646	2,562,044
CBRE Group, Inc. Class A (a)	56,467	5,497,627

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Crown Castle International Corp. REIT	72,758	$12,610,417
Digital Realty Trust, Inc. REIT	47,900	6,919,155
Duke Realty Corp. REIT	64,300	3,078,041
Equinix, Inc. REIT	15,143	11,964,939
Equity Residential REIT	57,319	4,638,253
Essex Property Trust, Inc. REIT	11,245	3,595,476
Extra Space Storage, Inc. REIT	22,300	3,746,177
Federal Realty Investment Trust REIT	11,800	1,392,282
Healthpeak Properties, Inc. REIT	89,723	3,003,926
Host Hotels & Resorts, Inc. REIT (a)	119,662	1,954,080
Iron Mountain, Inc. REIT	51,081	2,219,469
Kimco Realty Corp. REIT	103,253	2,142,500
Mid-America Apartment Communities, Inc. REIT	19,800	3,697,650
Prologis, Inc. REIT	124,350	15,597,220
Public Storage REIT	25,635	7,616,159
Realty Income Corp. REIT	65,500	4,248,330
Regency Centers Corp. REIT	28,300	1,905,439
SBA Communications Corp. REIT	18,400	6,082,488
Simon Property Group, Inc. REIT	55,280	7,184,742
UDR, Inc. REIT	46,500	2,463,570
Ventas, Inc. REIT	66,197	3,654,736
Vornado Realty Trust REIT	26,468	1,111,921
Welltower, Inc. REIT	71,119	5,860,206
Weyerhaeuser Co. REIT	128,987	4,588,068
		159,323,698
UTILITIES — 2.4%
AES Corp.	110,936	2,532,669
Alliant Energy Corp.	44,000	2,463,120
Ameren Corp.	43,304	3,507,624
American Electric Power Co., Inc.	85,009	6,901,031
American Water Works Co., Inc.	31,000	5,240,240
Atmos Energy Corp.	21,800	1,922,760
CenterPoint Energy, Inc.	99,776	2,454,490
CMS Energy Corp.	50,455	3,013,677
Consolidated Edison, Inc.	59,152	4,293,844
Dominion Energy, Inc.	136,066	9,935,539
DTE Energy Co.	32,645	3,646,773
Duke Energy Corp.	129,392	12,627,365
Edison International	63,914	3,545,310
Entergy Corp.	33,498	3,326,686
Evergy, Inc.	38,199	2,375,978
Eversource Energy	57,817	4,727,118
Security Description	Shares	Value
Exelon Corp.	164,284	$7,941,489
FirstEnergy Corp.	94,293	3,358,717
NextEra Energy, Inc.	330,056	25,915,997
NiSource, Inc.	65,304	1,582,316
NRG Energy, Inc.	40,702	1,661,863
Pinnacle West Capital Corp.	18,804	1,360,657
PPL Corp.	133,019	3,708,570
Public Service Enterprise Group, Inc.	86,488	5,267,119
Sempra Energy	53,662	6,788,243
Southern Co.	178,159	11,040,513
WEC Energy Group, Inc.	53,082	4,681,832
Xcel Energy, Inc.	90,051	5,628,187
		151,449,727
TOTAL COMMON STOCKS (Cost $3,855,074,574)		6,174,241,446

SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	151,075,850	151,075,850
State Street Navigator Securities Lending Portfolio II (c) (f)	90,972	90,972
TOTAL SHORT-TERM INVESTMENTS (Cost $151,166,822)		151,166,822
TOTAL INVESTMENTS — 101.3% (Cost $4,006,241,396)		6,325,408,268
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(78,292,884)
NET ASSETS — 100.0%		$6,247,115,384
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2021.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	414	12/17/2021	$92,203,232	$88,963,425	$(3,239,807)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,174,241,446	$—	$—	$6,174,241,446
Short-Term Investments	151,166,822	—	—	151,166,822
TOTAL INVESTMENTS	$6,325,408,268	$—	$—	$6,325,408,268
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,239,807)	—	—	(3,239,807)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,239,807)	$—	$—	$(3,239,807)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Corp.	49,678	$3,615,565	$1,238,919	$437,358	$(66,234)	$696,556	59,578	$5,047,448	$94,465
State Street Institutional U.S. Government Money Market Fund, Class G Shares	132,932,599	132,932,599	1,427,855,272	1,409,712,021	—	—	151,075,850	151,075,850	44,648
State Street Navigator Securities Lending Portfolio II	3,755,880	3,755,880	51,935,871	55,600,779	—	—	90,972	90,972	48,933
Total		$140,304,044	$1,481,030,062	$1,465,750,158	$(66,234)	$696,556		$156,214,270	$188,046
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2021 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.3%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (b)	$100,000	$100,415
3.38%, 3/1/2041	70,000	73,544
4.65%, 10/1/2028	10,000	11,638
5.40%, 10/1/2048	25,000	33,646
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	101,284
2.60%, 8/1/2031 (b)	200,000	203,392
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	109,506
		633,425
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.17%, 2/4/2023	65,000	65,138
1.43%, 2/4/2024	100,000	100,144
1.95%, 2/1/2024	30,000	30,716
2.20%, 2/4/2026	650,000	655,161
2.60%, 10/30/2025	35,000	36,263
2.75%, 2/1/2026 (b)	550,000	572,462
2.80%, 3/1/2023 (b)	25,000	25,715
2.95%, 2/1/2030 (b)	50,000	50,941
3.25%, 2/1/2028	50,000	52,850
3.25%, 3/1/2028	25,000	26,159
3.38%, 6/15/2046	25,000	24,073
3.50%, 3/1/2039	250,000	249,547
3.55%, 3/1/2038	165,000	167,244
3.63%, 2/1/2031 (b)	30,000	32,140
3.65%, 3/1/2047	100,000	98,195
3.75%, 2/1/2050	50,000	50,693
3.83%, 3/1/2059	250,000	246,100
4.51%, 5/1/2023	400,000	422,500
4.88%, 5/1/2025	335,000	372,966
5.04%, 5/1/2027	150,000	172,407
5.15%, 5/1/2030	200,000	234,816
5.71%, 5/1/2040	150,000	190,864
5.81%, 5/1/2050	200,000	267,332
5.93%, 5/1/2060	150,000	204,931
General Dynamics Corp.:
1.15%, 6/1/2026 (b)	35,000	35,082
2.25%, 11/15/2022	25,000	25,421
2.25%, 6/1/2031	45,000	45,919
2.38%, 11/15/2024 (b)	250,000	262,452
2.85%, 6/1/2041	40,000	40,830
3.63%, 4/1/2030	100,000	112,154
4.25%, 4/1/2050	60,000	75,814
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	$15,000	$15,721
3.83%, 4/27/2025	50,000	54,354
3.85%, 6/15/2023	70,000	73,776
3.85%, 12/15/2026	50,000	55,417
4.40%, 6/15/2028	100,000	114,132
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	395,000	392,373
2.80%, 6/15/2050 (b)	400,000	396,492
3.55%, 1/15/2026	100,000	109,876
3.60%, 3/1/2035	50,000	56,512
4.70%, 5/15/2046	110,000	144,354
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	158,868
3.25%, 8/1/2023	200,000	210,222
3.25%, 1/15/2028	150,000	162,058
4.03%, 10/15/2047	100,000	117,695
4.75%, 6/1/2043	25,000	31,697
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	121,340
2.25%, 7/1/2030	700,000	706,363
2.82%, 9/1/2051	200,000	190,736
3.13%, 5/4/2027	200,000	217,016
3.13%, 7/1/2050 (b)	200,000	202,096
3.50%, 3/15/2027	136,000	149,321
4.13%, 11/16/2028	60,000	68,305
4.35%, 4/15/2047	450,000	542,601
4.45%, 11/16/2038	20,000	24,216
4.50%, 6/1/2042	100,000	122,984
4.63%, 11/16/2048	35,000	44,204
6.13%, 7/15/2038	50,000	70,374
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	255,890
		9,756,022
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	240,570
3.88%, 9/16/2046	100,000	97,398
4.40%, 2/14/2026	117,000	131,171
4.45%, 5/6/2050	500,000	527,070
4.50%, 5/2/2043	25,000	26,811
4.80%, 2/14/2029	40,000	46,003
5.80%, 2/14/2039	285,000	350,727
5.95%, 2/14/2049	75,000	95,505
Archer-Daniels-Midland Co. 3.25%, 3/27/2030 (b)	250,000	273,638
BAT Capital Corp.:
2.26%, 3/25/2028	25,000	24,835
2.73%, 3/25/2031 (b)	50,000	49,280
2.79%, 9/6/2024	70,000	73,611
See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.22%, 8/15/2024	$50,000	$53,029
3.22%, 9/6/2026	100,000	106,605
3.46%, 9/6/2029	100,000	105,153
3.56%, 8/15/2027	100,000	107,735
3.73%, 9/25/2040	30,000	29,061
3.98%, 9/25/2050	250,000	241,233
4.39%, 8/15/2037	100,000	106,789
4.54%, 8/15/2047	105,000	109,395
4.70%, 4/2/2027	250,000	282,282
4.76%, 9/6/2049	100,000	107,530
BAT International Finance PLC 1.67%, 3/25/2026	525,000	525,262
Bunge, Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	202,774
3.75%, 9/25/2027	30,000	33,128
4.35%, 3/15/2024	100,000	108,117
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	150,000	147,306
1.75%, 11/1/2030	150,000	144,270
2.13%, 5/10/2023	75,000	76,872
2.75%, 2/25/2026	125,000	132,530
3.13%, 3/2/2028	200,000	215,380
4.13%, 3/4/2043	25,000	27,969
4.25%, 11/10/2044 (b)	250,000	286,380
4.50%, 3/20/2042	50,000	58,509
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	29,892
5.85%, 8/15/2045	175,000	213,134
		5,386,954
AIRLINES — 0.1%
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	83,763	85,449
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	68,904	70,289
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	94,021	93,881
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	24,182	26,367
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	100,000	101,458
4.75%, 5/4/2023	250,000	266,140
5.13%, 6/15/2027 (b)	100,000	116,934
5.25%, 5/4/2025	90,000	101,857
Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	$39,447	$41,098
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	98,748	103,933
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	65,556	70,972
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	62,472	63,052
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	523,180	553,545
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	547,210	610,238
		2,305,213
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	52,842
2.40%, 3/27/2025	500,000	525,180
2.85%, 3/27/2030	500,000	537,645
3.25%, 3/27/2040	200,000	218,116
3.38%, 3/27/2050 (b)	150,000	167,889
3.88%, 11/1/2045	30,000	35,623
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	15,000	15,809
3.75%, 9/15/2025	25,000	27,378
VF Corp.:
2.40%, 4/23/2025	100,000	104,134
2.95%, 4/23/2030	65,000	68,382
		1,752,998
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
0.75%, 8/9/2024	65,000	64,992
1.30%, 9/9/2026	85,000	84,894
Series MTN, 0.40%, 10/21/2022 (b)	150,000	150,198
Series MTN, 0.88%, 7/7/2023	500,000	504,270
Series MTN, 2.00%, 3/24/2028	115,000	116,938
Series MTN, 2.15%, 9/10/2024	100,000	103,986
Series MTN, 2.90%, 2/16/2024	50,000	52,638

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.63%, 10/10/2023	$300,000	$318,900
Cummins, Inc. 1.50%, 9/1/2030	200,000	190,988
General Motors Co.:
5.15%, 4/1/2038	200,000	238,288
5.20%, 4/1/2045	200,000	243,020
5.40%, 10/2/2023	250,000	272,712
6.13%, 10/1/2025	250,000	293,017
6.60%, 4/1/2036	100,000	134,385
6.75%, 4/1/2046	25,000	35,438
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	50,000	50,213
1.25%, 1/8/2026	500,000	493,985
1.70%, 8/18/2023	300,000	305,748
2.40%, 4/10/2028	100,000	101,071
2.70%, 6/10/2031	500,000	498,565
3.70%, 5/9/2023	100,000	104,373
3.95%, 4/13/2024	150,000	160,296
4.00%, 1/15/2025	35,000	37,857
4.15%, 6/19/2023	200,000	211,332
4.35%, 1/17/2027	185,000	207,420
5.25%, 3/1/2026	100,000	114,269
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026	70,000	69,816
Series MTN, 2.65%, 4/6/2023	80,000	82,754
Toyota Motor Credit Corp.:
Series GMTN, 3.05%, 1/11/2028	50,000	54,171
Series GMTN, 3.45%, 9/20/2023	100,000	105,923
Series MTN, 0.35%, 10/14/2022	100,000	100,141
Series MTN, 0.40%, 4/6/2023	55,000	55,100
Series MTN, 0.45%, 1/11/2024	750,000	748,185
Series MTN, 0.80%, 10/16/2025	100,000	98,720
Series MTN, 1.15%, 8/13/2027	60,000	58,995
Series MTN, 1.35%, 8/25/2023	150,000	152,754
Series MTN, 1.80%, 2/13/2025	150,000	154,018
Series MTN, 1.90%, 4/6/2028 (b)	100,000	101,294
Series MTN, 2.90%, 3/30/2023	500,000	519,425
Series MTN, 2.90%, 4/17/2024 (b)	50,000	52,839
Series MTN, 3.00%, 4/1/2025	500,000	532,980
Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$100,000	$108,076
		8,084,984
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	27,901
4.40%, 10/1/2046	30,000	35,428
Aptiv PLC 4.35%, 3/15/2029	45,000	51,619
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	52,739
Lear Corp.:
3.50%, 5/30/2030 (b)	25,000	26,758
4.25%, 5/15/2029	25,000	27,940
5.25%, 5/15/2049 (b)	30,000	37,160
		259,545
BANKS — 5.5%
Banco Bilbao Vizcaya Argentaria SA 1.13%, 9/18/2025	200,000	197,736
Banco Santander SA:
1.85%, 3/25/2026	200,000	202,506
2.75%, 5/28/2025	200,000	209,702
2.75%, 12/3/2030	200,000	198,656
2.96%, 3/25/2031	200,000	205,538
3.13%, 2/23/2023	200,000	207,078
4.38%, 4/12/2028 (b)	200,000	226,764
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	199,148
Bank of America Corp.:
6.11%, 1/29/2037	75,000	101,131
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	250,000	260,622
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	96,000	98,917
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	267,127
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	813,517
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	116,119
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	233,700
5 year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	195,884
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	150,771
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	773,981

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (b) (c)	$200,000	$197,164
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	153,125
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	195,516
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	150,000	157,952
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	749,729
Series GMTN, 3.50%, 4/19/2026	130,000	141,937
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	274,037
Series L, 3.95%, 4/21/2025	50,000	54,490
Series MTN, 2.50%, 10/21/2022	50,000	50,052
Series MTN, 4.00%, 4/1/2024 (b)	50,000	54,118
Series MTN, 4.13%, 1/22/2024	25,000	27,026
Series MTN, 4.20%, 8/26/2024	50,000	54,688
Series MTN, 4.88%, 4/1/2044	50,000	64,638
Series MTN, 5.00%, 1/21/2044	100,000	130,787
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	513,040
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	75,000	78,360
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	500,000	529,125
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	252,990
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	250,000	271,940
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	250,000	265,462
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	106,563
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	78,295
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	168,126
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	566,955
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	$150,000	$172,538
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	186,279
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	709,866
Series MTN, SOFR + 0.41%, 0.52%, 6/14/2024 (c)	700,000	699,888
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	100,000	100,348
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	250,300
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	99,159
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	699,398
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	199,938
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	96,331
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b) (c)	400,000	406,084
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	481,240
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	264,481
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	338,352
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	603,048
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	152,781
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	378,885
Bank of Montreal:
0.45%, 12/8/2023	250,000	249,980
0.40%, 9/15/2023	70,000	70,075
1.25%, 9/15/2026	100,000	99,305
Series MTN, 1.85%, 5/1/2025 (b)	500,000	514,175
Series MTN, 2.05%, 11/1/2022	60,000	61,159
Series MTN, 2.50%, 6/28/2024 (b)	65,000	68,175

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.55%, 11/6/2022	$30,000	$30,684
Bank of New York Mellon Corp.:
Series G, 3.00%, 2/24/2025	100,000	106,766
Series MTN, 0.50%, 4/26/2024	100,000	99,800
Series MTN, 0.75%, 1/28/2026	250,000	246,468
Series MTN, 1.65%, 7/14/2028 (b)	100,000	99,939
Series MTN, 2.20%, 8/16/2023	200,000	206,416
Series MTN, 3.25%, 5/16/2027	100,000	109,191
Series MTN, 3.30%, 8/23/2029	250,000	273,937
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b) (c)	250,000	275,022
Bank of Nova Scotia:
0.40%, 9/15/2023	160,000	159,944
0.70%, 4/15/2024 (b)	165,000	164,924
1.05%, 3/2/2026	250,000	246,975
1.30%, 6/11/2025	150,000	151,035
1.30%, 9/15/2026	200,000	198,572
1.35%, 6/24/2026	100,000	99,979
1.63%, 5/1/2023	400,000	408,196
2.15%, 8/1/2031 (b)	100,000	99,255
Barclays PLC:
3.68%, 1/10/2023	200,000	201,750
4.38%, 1/12/2026	50,000	55,768
5.25%, 8/17/2045 (b)	25,000	33,337
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	245,000	246,115
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	200,370
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	586,586
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	250,000	264,632
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	268,230
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	232,626
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	209,894
5 year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	258,927
BBVA USA 2.50%, 8/27/2024	250,000	262,197
Security Description	Principal Amount	Value
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	$250,000	$273,630
BPCE SA 4.00%, 4/15/2024	250,000	270,687
Canadian Imperial Bank of Commerce:
0.45%, 6/22/2023	75,000	75,005
0.50%, 12/14/2023	200,000	199,712
0.95%, 6/23/2023	500,000	504,300
0.95%, 10/23/2025 (b)	45,000	44,618
1.25%, 6/22/2026	100,000	99,029
3.10%, 4/2/2024 (b)	100,000	105,893
Citibank NA Series BKNT, 3.65%, 1/23/2024	250,000	266,965
Citigroup, Inc.:
2.70%, 10/27/2022	250,000	255,895
3.20%, 10/21/2026	300,000	323,493
3.75%, 6/16/2024	25,000	27,035
4.13%, 7/25/2028	70,000	78,180
4.30%, 11/20/2026	50,000	56,216
4.40%, 6/10/2025	250,000	276,620
4.45%, 9/29/2027	150,000	170,597
4.65%, 7/30/2045	25,000	31,730
4.65%, 7/23/2048	250,000	323,037
5.30%, 5/6/2044	50,000	66,631
6.68%, 9/13/2043	175,000	268,149
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	250,000	265,550
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	271,942
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	250,000	280,027
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	109,972
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	276,337
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	182,708
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	100,000	100,382
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	600,000	602,172
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	986,020
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	497,350
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	110,000	111,261

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	$100,000	$105,181
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	500,000	509,795
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	152,808
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	265,432
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	288,570
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	332,672
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	250,000	260,077
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	76,276
2.85%, 7/27/2026	25,000	26,563
Comerica, Inc.:
3.70%, 7/31/2023	50,000	52,789
4.00%, 2/1/2029 (b)	50,000	57,170
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	257,747
4.38%, 8/4/2025	250,000	277,020
5.75%, 12/1/2043	50,000	70,555
Series BKNT, 3.75%, 7/21/2026	500,000	550,105
Credit Suisse AG:
0.50%, 2/2/2024 (b)	500,000	498,335
1.00%, 5/5/2023	250,000	252,217
2.95%, 4/9/2025	500,000	530,080
Series MTN, 3.63%, 9/9/2024	500,000	539,315
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 6/9/2023	150,000	157,941
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	149,855
3.30%, 11/16/2022 (b)	250,000	257,772
3.70%, 5/30/2024	50,000	53,274
3.95%, 2/27/2023	250,000	261,140
SOFR + 0.72%, 3.04%, 5/28/2032 (c)	150,000	153,060
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	508,075
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	250,000	256,197
Discover Bank:
Series BKNT, 3.35%, 2/6/2023	250,000	259,100
Series BKNT, 3.45%, 7/27/2026	25,000	27,095
Fifth Third Bancorp:
2.55%, 5/5/2027 (b)	500,000	525,810
3.95%, 3/14/2028	100,000	113,875
Security Description	Principal Amount	Value
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	$225,000	$247,887
FNB Corp. 2.20%, 2/24/2023	10,000	10,150
Goldman Sachs Group, Inc.:
0.52%, 3/8/2023	65,000	65,028
2.60%, 2/7/2030	750,000	771,885
3.50%, 1/23/2025	50,000	53,556
3.50%, 4/1/2025	250,000	268,785
3.50%, 11/16/2026	250,000	270,467
3.63%, 1/22/2023	25,000	26,056
3.75%, 2/25/2026	50,000	54,817
3.80%, 3/15/2030	250,000	278,367
4.00%, 3/3/2024	800,000	862,168
4.75%, 10/21/2045	50,000	64,344
5.15%, 5/22/2045	250,000	327,357
5.95%, 1/15/2027	50,000	60,235
6.25%, 2/1/2041	200,000	292,112
6.75%, 10/1/2037	150,000	214,730
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	565,650
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	229,810
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	419,828
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	275,040
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	100,000	100,034
SOFR + 0.57%, 0.67%, 3/8/2024 (c)	100,000	100,120
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	530,126
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	79,763
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	149,559
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	86,705
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	182,124
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	160,251
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	347,090
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	520,060
Series FXD, 0.48%, 1/27/2023	200,000	200,026
Series MTN, 4.80%, 7/8/2044	50,000	63,909

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series VAR, SOFR + 0.54%, 0.63%, 11/17/2023 (c)	$405,000	$405,352
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	443,367
HSBC Holdings PLC:
3.60%, 5/25/2023	250,000	262,855
4.30%, 3/8/2026	250,000	278,452
4.95%, 3/31/2030	250,000	297,362
5.25%, 3/14/2044	250,000	324,990
6.50%, 9/15/2037	200,000	278,442
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	257,150
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	250,000	263,280
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	750,000	799,875
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	220,496
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	284,262
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	276,632
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	202,730
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	750,000	745,417
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	198,536
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	352,065
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	199,872
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	510,580
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	205,222
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	109,644
Huntington National Bank Series BKNT, 3.55%, 10/6/2023	250,000	264,695
ING Groep NV:
3.55%, 4/9/2024	200,000	214,256
4.55%, 10/2/2028	200,000	234,258
Series VAR, SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	502,930
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	54,646
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
2.70%, 5/18/2023	$125,000	$129,274
2.95%, 10/1/2026	350,000	374,815
2.97%, 1/15/2023	50,000	50,377
3.38%, 5/1/2023	75,000	78,433
3.88%, 2/1/2024	50,000	53,755
4.13%, 12/15/2026	50,000	56,192
4.25%, 10/1/2027	80,000	90,792
4.85%, 2/1/2044 (b)	50,000	65,118
4.95%, 6/1/2045	50,000	65,419
5.40%, 1/6/2042	50,000	68,678
5.50%, 10/15/2040	150,000	204,191
5.63%, 8/16/2043	250,000	346,115
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	75,000	78,500
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	200,000	211,428
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	201,369
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	105,651
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	138,048
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	226,650
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	275,665
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	228,560
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	218,610
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	116,311
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	58,241
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	121,138
SOFR + 0.42%, 0.56%, 2/16/2025 (b) (c)	120,000	119,413
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	164,317
SOFR + 0.58%, 0.70%, 3/16/2024 (c)	600,000	601,686
SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	100,098

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.60%, 0.65%, 9/16/2024 (c)	$350,000	$350,794
SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	245,258
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	114,213
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	590,484
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	135,250
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	627,497
SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	95,497
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	919,064
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	200,000	203,350
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	207,706
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	94,976
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	985,000	1,037,579
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	720,000	738,086
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	257,155
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	204,246
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	509,730
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	255,050
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	170,763
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	588,346
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	291,817
KeyBank NA Series BKNT, 3.40%, 5/20/2026	25,000	27,169
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	103,368
Series MTN, 4.15%, 10/29/2025	65,000	72,404
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	26,071
Series GMTN, 1.75%, 7/27/2026 (b)	50,000	51,732
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	109,975
3.90%, 3/12/2024	250,000	268,765
4.34%, 1/9/2048	200,000	235,548
Security Description	Principal Amount	Value
4.55%, 8/16/2028	$250,000	$287,735
4.65%, 3/24/2026	100,000	112,398
1 year CMT + 0.55%, 0.70%, 5/11/2024 (c)	200,000	200,454
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	199,792
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	269,502
Series ., 3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	205,194
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	502,495
2.19%, 2/25/2025	250,000	258,260
2.76%, 9/13/2026	25,000	26,422
3.29%, 7/25/2027	50,000	54,558
3.41%, 3/7/2024	250,000	265,977
3.46%, 3/2/2023	50,000	52,159
3.68%, 2/22/2027	50,000	55,174
3.74%, 3/7/2029 (b)	250,000	278,205
3.76%, 7/26/2023	100,000	105,987
3.78%, 3/2/2025	50,000	54,385
3.85%, 3/1/2026	25,000	27,600
3.96%, 3/2/2028	50,000	56,071
4.05%, 9/11/2028 (b)	100,000	113,407
4.29%, 7/26/2038 (b)	35,000	41,884
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	100,152
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	250,000	251,110
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	99,861
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	211,582
4.02%, 3/5/2028	200,000	225,478
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	210,294
SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	208,698
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	492,240
Morgan Stanley:
3.63%, 1/20/2027	100,000	110,219
3.95%, 4/23/2027	25,000	27,805
4.30%, 1/27/2045	50,000	60,969
4.38%, 1/22/2047	100,000	124,344
6.38%, 7/24/2042	65,000	98,887
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	250,000	262,350
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	109,862
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	302,600

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	$100,000	$115,073
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	149,573
SOFR + 0.62%, 0.73%, 4/5/2024 (c)	240,000	240,809
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	442,098
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	245,706
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	195,626
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	151,603
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	255,000	263,300
SOFR + 0.51%, 0.79%, 1/22/2025 (c)	200,000	200,130
SOFR + 0.86%, 1.51%, 7/20/2027 (c)	200,000	199,056
SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	196,598
Series GMTN, 3.13%, 1/23/2023	300,000	310,614
Series GMTN, 3.70%, 10/23/2024	250,000	271,190
Series GMTN, 3.75%, 2/25/2023	50,000	52,303
Series GMTN, 3.88%, 1/27/2026	125,000	138,163
Series GMTN, 4.00%, 7/23/2025	500,000	551,040
Series GMTN, 4.35%, 9/8/2026	50,000	56,382
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	288,450
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	258,465
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b) (c)	200,000	296,706
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	515,000	514,006
Series MTN, 3.13%, 7/27/2026	225,000	242,161
Series MTN, SOFR + 0.46%, 0.53%, 1/25/2024 (c)	500,000	500,285
Series MTN, SOFR + 0.47%, 0.56%, 11/10/2023 (c)	75,000	75,114
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	503,953
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	$65,000	$61,878
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	523,720
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	551,140
National Australia Bank, Ltd.:
2.88%, 4/12/2023	250,000	259,692
Series BKNT, 2.50%, 7/12/2026	50,000	52,995
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b) (c)	250,000	249,402
Natwest Group PLC:
3.88%, 9/12/2023	75,000	79,549
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,449,072
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	530,525
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	250,000	266,102
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	228,950
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	75,208
3.65%, 8/3/2028 (b)	100,000	112,320
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	67,792
PNC Bank NA Series BKNT, 3.25%, 1/22/2028	250,000	273,890
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	157,067
2.55%, 1/22/2030	500,000	520,025
3.15%, 5/19/2027	100,000	109,248
3.45%, 4/23/2029	100,000	110,738
3.50%, 1/23/2024	50,000	53,193
3.90%, 4/29/2024	50,000	53,883
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	135,000	136,698
Regions Financial Corp. 2.25%, 5/18/2025	100,000	103,906
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	99,413
Series GMTN, 1.15%, 7/14/2026	100,000	99,196
Series GMTN, 1.60%, 4/17/2023	500,000	509,760

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/5/2023	$500,000	$532,210
Series GMTN, 4.65%, 1/27/2026 (b)	100,000	113,400
Series MTN, 0.50%, 10/26/2023	35,000	35,021
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	51,699
4.40%, 7/13/2027	50,000	56,158
4.50%, 7/17/2025	50,000	55,076
3.50%, 6/7/2024	70,000	74,365
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	250,000	252,107
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	218,660
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	200,000	200,388
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	750,000	747,007
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	750,000	748,702
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	201,482
2.14%, 9/23/2030 (b)	200,000	193,190
2.30%, 1/12/2041	750,000	689,887
2.35%, 1/15/2025	500,000	519,170
2.45%, 9/27/2024	200,000	209,012
2.78%, 10/18/2022 (b)	100,000	102,619
3.01%, 10/19/2026	50,000	53,613
3.04%, 7/16/2029	200,000	211,692
3.10%, 1/17/2023	200,000	207,010
3.36%, 7/12/2027 (b)	50,000	54,676
3.75%, 7/19/2023	50,000	52,941
3.78%, 3/9/2026	30,000	33,086
3.94%, 7/19/2028 (b)	50,000	56,186
4.31%, 10/16/2028 (b)	100,000	114,796
SunTrust Bank Series BKNT, 4.05%, 11/3/2025	40,000	44,551
SVB Financial Group:
1.80%, 2/2/2031	135,000	129,701
2.10%, 5/15/2028 (b)	80,000	80,793
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	15,319
Toronto-Dominion Bank:
0.55%, 3/4/2024 (b)	250,000	249,360
0.70%, 9/10/2024	100,000	99,798
1.25%, 9/10/2026	100,000	99,331
2.00%, 9/10/2031	100,000	98,289
Series GMTN, 3.50%, 7/19/2023	50,000	52,792
Security Description	Principal Amount	Value
Series MTN, 0.30%, 6/2/2023	$100,000	$99,886
Series MTN, 0.45%, 9/11/2023	200,000	200,074
Series MTN, 0.75%, 6/12/2023	165,000	166,040
Series MTN, 0.75%, 9/11/2025 (b)	250,000	246,972
Series MTN, 1.15%, 6/12/2025 (b)	200,000	200,492
Series MTN, 1.20%, 6/3/2026	100,000	99,725
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	500,000	506,240
Series BKNT, 1.50%, 3/10/2025	250,000	254,467
Series BKNT, 3.00%, 2/2/2023	100,000	103,335
Series BKNT, 3.63%, 9/16/2025	25,000	27,289
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	109,974
Series MTN, 1.13%, 8/3/2027 (b)	100,000	97,729
Series MTN, 2.20%, 3/16/2023	100,000	102,597
Series MTN, 2.50%, 8/1/2024	100,000	105,122
Series MTN, 3.75%, 12/6/2023	50,000	53,424
Series MTN, 3.88%, 3/19/2029 (b)	100,000	112,909
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	59,730
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	49,991
US Bancorp:
1.45%, 5/12/2025	150,000	152,450
2.40%, 7/30/2024	100,000	104,818
Series DMTN, 3.00%, 7/30/2029	100,000	107,225
Series MTN, 1.38%, 7/22/2030 (b)	150,000	143,010
Series MTN, 3.10%, 4/27/2026	50,000	53,984
Series MTN, 3.60%, 9/11/2024	25,000	27,068
US Bank NA:
Series BKNT, 2.05%, 1/21/2025	500,000	518,850
Series BKNT, 3.40%, 7/24/2023	250,000	263,312
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	268,310

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/23/2026	$250,000	$267,800
4.13%, 8/15/2023	25,000	26,646
4.48%, 1/16/2024	25,000	27,100
5.38%, 11/2/2043	150,000	198,852
5.61%, 1/15/2044	325,000	442,348
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	320,087
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	941,782
Series GMTN, 4.30%, 7/22/2027	50,000	56,745
Series GMTN, 4.90%, 11/17/2045	150,000	188,840
Series MTN, 3.30%, 9/9/2024	150,000	161,312
Series MTN, 3.55%, 9/29/2025	50,000	54,431
Series MTN, 3.75%, 1/24/2024	1,000,000	1,068,770
Series MTN, 4.15%, 1/24/2029	250,000	283,810
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	645,075
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	118,117
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	383,806
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	250,000	260,407
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	254,960
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	665,000	678,187
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	200,000	206,278
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	150,000	174,962
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	673,090
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	99,819
2.15%, 6/3/2031	600,000	605,094
2.35%, 2/19/2025	100,000	104,581
2.85%, 5/13/2026	50,000	53,828
2.96%, 11/16/2040	530,000	522,808
3.30%, 2/26/2024	300,000	319,515
3.35%, 3/8/2027	150,000	164,796
3.40%, 1/25/2028	100,000	110,544
Security Description	Principal Amount	Value
3.65%, 5/15/2023 (b)	$100,000	$105,380
4.42%, 7/24/2039	25,000	29,327
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (c)	30,000	32,588
5 year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	39,156
Zions Bancorp NA 3.25%, 10/29/2029	250,000	259,882
		106,895,227
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	274,327
4.70%, 2/1/2036	125,000	151,106
4.90%, 2/1/2046	250,000	310,467
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (b)	500,000	547,825
3.75%, 7/15/2042	50,000	53,788
4.00%, 4/13/2028 (b)	80,000	90,281
4.35%, 6/1/2040	500,000	582,835
4.38%, 4/15/2038	215,000	250,995
4.50%, 6/1/2050	250,000	299,115
4.60%, 4/15/2048	35,000	41,899
4.60%, 6/1/2060	500,000	601,245
4.75%, 1/23/2029	750,000	883,140
4.75%, 4/15/2058	125,000	153,428
4.90%, 1/23/2031 (b)	65,000	78,959
4.95%, 1/15/2042	250,000	309,000
5.45%, 1/23/2039	350,000	453,652
5.55%, 1/23/2049	350,000	473,861
5.80%, 1/23/2059	45,000	63,824
Brown-Forman Corp.:
3.50%, 4/15/2025 (b)	50,000	54,196
4.00%, 4/15/2038	50,000	58,327
Coca-Cola Co 1.45%, 6/1/2027	790,000	797,244
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	250,000	241,462
1.38%, 3/15/2031	200,000	189,954
1.50%, 3/5/2028	60,000	59,807
2.00%, 3/5/2031	65,000	65,094
2.13%, 9/6/2029	150,000	153,651
2.25%, 1/5/2032	100,000	101,291
2.50%, 3/15/2051	250,000	235,835
2.60%, 6/1/2050	350,000	335,132
2.88%, 5/5/2041	100,000	103,065
3.00%, 3/5/2051 (b)	90,000	93,027
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	236,927
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	245,997
2.88%, 5/1/2030	25,000	26,006
3.15%, 8/1/2029	100,000	107,034

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 5/1/2050	$20,000	$21,738
4.25%, 5/1/2023	25,000	26,445
4.50%, 5/9/2047	50,000	59,662
4.65%, 11/15/2028	30,000	34,902
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	496,750
2.63%, 4/29/2023	75,000	77,270
3.88%, 5/18/2028	200,000	226,198
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	30,321
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	157,050
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	550,000	550,368
2.25%, 3/15/2031 (b)	40,000	40,040
3.13%, 12/15/2023	50,000	52,688
3.20%, 5/1/2030	45,000	48,375
3.35%, 3/15/2051	280,000	291,231
3.80%, 5/1/2050	70,000	78,764
4.06%, 5/25/2023	25,000	26,427
4.42%, 5/25/2025	200,000	222,226
5.09%, 5/25/2048	25,000	33,096
Molson Coors Beverage Co. 4.20%, 7/15/2046 (b)	30,000	33,202
Molson Coors Brewing Co. 3.00%, 7/15/2026	50,000	53,460
PepsiCo, Inc.:
0.40%, 10/7/2023	525,000	525,850
0.75%, 5/1/2023	365,000	367,862
1.40%, 2/25/2031	40,000	38,419
1.63%, 5/1/2030	75,000	73,599
2.25%, 3/19/2025	250,000	260,940
2.63%, 7/29/2029 (b)	50,000	53,036
2.85%, 2/24/2026	85,000	91,177
2.88%, 10/15/2049	100,000	101,835
3.38%, 7/29/2049	35,000	38,417
3.45%, 10/6/2046	150,000	165,744
3.60%, 3/1/2024	775,000	826,623
3.63%, 3/19/2050	150,000	172,927
4.45%, 4/14/2046	75,000	95,193
4.60%, 7/17/2045	25,000	32,196
		14,127,827
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	70,000	72,383
2.30%, 2/25/2031 (b)	100,000	100,246
2.77%, 9/1/2053	65,000	60,202
3.15%, 2/21/2040	850,000	866,456
3.20%, 11/2/2027	250,000	271,960
3.38%, 2/21/2050	600,000	620,688
3.63%, 5/22/2024	100,000	107,103
4.40%, 5/1/2045	50,000	59,931
4.56%, 6/15/2048	200,000	247,130
4.66%, 6/15/2051	150,000	189,349
Security Description	Principal Amount	Value
Baxalta, Inc. 4.00%, 6/23/2025	$8,000	$8,755
Biogen, Inc.:
2.25%, 5/1/2030	35,000	34,766
3.25%, 2/15/2051 (d)	308,000	301,452
4.05%, 9/15/2025	50,000	55,168
Gilead Sciences, Inc.:
0.75%, 9/29/2023	45,000	45,005
1.20%, 10/1/2027 (b)	295,000	288,377
1.65%, 10/1/2030 (b)	290,000	278,725
2.60%, 10/1/2040	350,000	333,221
2.80%, 10/1/2050	100,000	94,754
2.95%, 3/1/2027	25,000	26,867
3.65%, 3/1/2026	85,000	93,099
4.15%, 3/1/2047	120,000	140,581
4.50%, 2/1/2045	25,000	30,344
4.60%, 9/1/2035	100,000	121,238
4.75%, 3/1/2046	175,000	219,817
4.80%, 4/1/2044	25,000	31,419
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	33,260
2.80%, 9/15/2050	30,000	27,693
Royalty Pharma PLC:
0.75%, 9/2/2023	55,000	55,175
1.20%, 9/2/2025	70,000	69,514
2.20%, 9/2/2030 (b)	40,000	39,178
3.30%, 9/2/2040	65,000	64,966
3.55%, 9/2/2050	315,000	309,828
		5,298,650
BUILDING MATERIALS — 0.2%
Carrier Global Corp.:
2.24%, 2/15/2025	535,000	554,335
2.49%, 2/15/2027	35,000	36,540
2.70%, 2/15/2031 (b)	250,000	256,902
2.72%, 2/15/2030	300,000	310,179
3.38%, 4/5/2040	1,015,000	1,063,182
3.58%, 4/5/2050	550,000	583,874
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	50,000	53,177
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	394,147
3.63%, 7/2/2024 (e)	23,000	24,552
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030	15,000	14,543
Lennox International, Inc. 1.35%, 8/1/2025	25,000	25,004
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	25,000	25,043
2.40%, 7/15/2031	50,000	50,260
3.20%, 7/15/2051	70,000	69,603

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 12/15/2047	$100,000	$115,969
Masco Corp.:
2.00%, 2/15/2031	100,000	96,703
3.13%, 2/15/2051	500,000	492,195
4.50%, 5/15/2047	100,000	119,678
Owens Corning:
3.95%, 8/15/2029 (b)	70,000	78,240
4.30%, 7/15/2047	100,000	114,852
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	123,934
		4,602,912
CHEMICALS — 0.5%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	20,377
2.05%, 5/15/2030	20,000	20,217
2.70%, 5/15/2040	50,000	50,407
2.80%, 5/15/2050	35,000	34,840
Cabot Corp. 4.00%, 7/1/2029	25,000	27,202
Celanese US Holdings LLC:
3.50%, 5/8/2024	30,000	31,961
4.63%, 11/15/2022	10,000	10,456
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	495,275
3.60%, 11/15/2050 (b)	750,000	797,332
3.63%, 5/15/2026	100,000	109,628
4.25%, 10/1/2034	36,000	41,316
4.38%, 11/15/2042	50,000	58,960
4.80%, 11/30/2028	100,000	118,205
4.80%, 5/15/2049 (b)	65,000	82,000
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	750,000	805,335
4.49%, 11/15/2025	100,000	112,443
4.73%, 11/15/2028	150,000	175,851
5.42%, 11/15/2048 (b)	110,000	150,874
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	27,040
4.50%, 12/1/2028	100,000	115,260
Ecolab, Inc.:
2.70%, 11/1/2026	150,000	159,961
2.75%, 8/18/2055 (d)	500,000	480,965
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	40,000	40,834
FMC Corp. 4.50%, 10/1/2049	100,000	117,695
Huntsman International LLC 4.50%, 5/1/2029	20,000	22,619
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (b)	45,000	51,873
Linde, Inc.:
3.20%, 1/30/2026 (b)	275,000	298,006
3.55%, 11/7/2042	25,000	28,163
Security Description	Principal Amount	Value
LYB International Finance B.V. 4.88%, 3/15/2044	$25,000	$30,719
LYB International Finance II B.V. 3.50%, 3/2/2027	100,000	109,011
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	19,962
2.25%, 10/1/2030 (b)	25,000	25,036
3.38%, 5/1/2030	50,000	54,262
3.38%, 10/1/2040	280,000	289,027
3.63%, 4/1/2051 (b)	40,000	41,787
3.80%, 10/1/2060	30,000	31,251
4.20%, 10/15/2049	50,000	56,892
4.20%, 5/1/2050	50,000	56,974
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	30,190
5.75%, 4/15/2024	100,000	111,109
Mosaic Co.:
3.25%, 11/15/2022	250,000	257,240
4.05%, 11/15/2027 (b)	250,000	280,697
5.63%, 11/15/2043	25,000	33,064
NewMarket Corp. 2.70%, 3/18/2031	750,000	750,607
Nutrien, Ltd.:
2.95%, 5/13/2030	100,000	105,568
3.00%, 4/1/2025	50,000	52,954
4.00%, 12/15/2026 (b)	50,000	55,888
4.13%, 3/15/2035	25,000	28,330
4.20%, 4/1/2029	85,000	96,820
5.00%, 4/1/2049	150,000	196,239
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	69,609
2.80%, 8/15/2029	100,000	105,035
Praxair, Inc. 1.10%, 8/10/2030	500,000	465,085
RPM International, Inc.:
3.75%, 3/15/2027	50,000	54,704
4.25%, 1/15/2048	200,000	223,024
5.25%, 6/1/2045	25,000	31,463
Sherwin-Williams Co.:
2.30%, 5/15/2030	60,000	60,458
2.95%, 8/15/2029	50,000	52,953
3.30%, 5/15/2050	100,000	103,546
3.45%, 6/1/2027	30,000	32,906
3.80%, 8/15/2049	50,000	55,997
Westlake Chemical Corp.:
3.13%, 8/15/2051	350,000	330,113
4.38%, 11/15/2047	150,000	171,439
5.00%, 8/15/2046	100,000	123,849
		9,078,903

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	$75,000	$71,300
1.70%, 5/15/2028	60,000	60,694
Block Financial LLC 3.88%, 8/15/2030	30,000	32,631
California Institute of Technology 3.65%, 9/1/2119	45,000	50,575
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	167,325
Equifax, Inc.:
2.60%, 12/1/2024	50,000	52,480
3.95%, 6/15/2023	40,000	42,194
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	121,965
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	24,635
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	74,241
2.65%, 2/15/2025	350,000	365,673
GXO Logistics, Inc. 1.65%, 7/15/2026 (d)	750,000	744,952
Massachusetts Institute of Technology:
3.96%, 7/1/2038	50,000	59,482
Series F, 2.99%, 7/1/2050	100,000	107,619
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	97,805
2.63%, 1/15/2023	250,000	256,917
2.75%, 8/19/2041	350,000	339,381
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	182,175
Novant Health, Inc. 3.17%, 11/1/2051	85,000	88,487
PayPal Holdings, Inc.:
1.35%, 6/1/2023 (b)	250,000	254,125
2.30%, 6/1/2030	55,000	56,379
2.40%, 10/1/2024	35,000	36,771
2.65%, 10/1/2026	270,000	288,487
2.85%, 10/1/2029	30,000	31,954
3.25%, 6/1/2050 (b)	65,000	69,851
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	247,817
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	30,005
2.35%, 1/15/2032	55,000	53,852
3.05%, 10/1/2041	250,000	241,692
RELX Capital, Inc.:
3.50%, 3/16/2023	30,000	31,259
4.00%, 3/18/2029	100,000	112,560
Security Description	Principal Amount	Value
S&P Global, Inc.:
2.50%, 12/1/2029 (b)	$55,000	$57,393
3.25%, 12/1/2049	65,000	69,356
Total System Services, Inc. 4.45%, 6/1/2028 (b)	100,000	113,842
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	19,729
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	28,303
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	10,147
University of Southern California:
2.81%, 10/1/2050	50,000	51,257
3.03%, 10/1/2039	25,000	26,620
Series A, 3.23%, 10/1/2120	35,000	35,380
Verisk Analytics, Inc. 4.13%, 3/15/2029	120,000	136,108
		4,943,418
COMPUTERS — 0.8%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	196,934
0.70%, 2/8/2026 (b)	200,000	197,806
0.75%, 5/11/2023	465,000	468,320
1.13%, 5/11/2025	350,000	352,278
1.20%, 2/8/2028	500,000	489,745
1.25%, 8/20/2030 (b)	200,000	189,558
1.65%, 5/11/2030	90,000	88,239
1.65%, 2/8/2031	200,000	195,066
2.05%, 9/11/2026 (b)	750,000	781,072
2.38%, 2/8/2041	50,000	47,949
2.40%, 1/13/2023	200,000	205,032
2.40%, 5/3/2023	25,000	25,818
2.40%, 8/20/2050 (b)	110,000	101,050
2.65%, 5/11/2050	300,000	288,807
2.65%, 2/8/2051	200,000	192,442
2.70%, 8/5/2051	350,000	340,336
2.75%, 1/13/2025	200,000	211,862
2.80%, 2/8/2061	100,000	96,161
2.85%, 5/11/2024	200,000	211,034
3.00%, 2/9/2024	850,000	895,934
3.00%, 11/13/2027	100,000	108,752
3.20%, 5/11/2027	250,000	274,162
3.25%, 2/23/2026	150,000	163,229
3.45%, 5/6/2024	250,000	268,403
3.45%, 2/9/2045	350,000	386,739
3.85%, 5/4/2043	25,000	29,190
3.85%, 8/4/2046	150,000	175,107
4.38%, 5/13/2045	75,000	94,518
4.50%, 2/23/2036 (b)	350,000	438,151

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 2/23/2046	$75,000	$97,595
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	50,000	54,094
4.90%, 10/1/2026	100,000	115,138
5.45%, 6/15/2023	325,000	348,819
6.02%, 6/15/2026	520,000	620,183
6.20%, 7/15/2030	250,000	319,935
8.35%, 7/15/2046	1,020,000	1,665,640
DXC Technology Co.:
1.80%, 9/15/2026	100,000	99,863
2.38%, 9/15/2028	100,000	99,042
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	53,308
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	152,390
1.75%, 4/1/2026 (b)	150,000	152,229
4.40%, 10/15/2022	200,000	206,758
4.45%, 10/2/2023	250,000	267,825
4.65%, 10/1/2024	250,000	276,105
4.90%, 10/15/2025 (b)	70,000	79,197
6.20%, 10/15/2035 (b)	10,000	13,206
6.35%, 10/15/2045	10,000	13,469
HP, Inc.:
1.45%, 6/17/2026 (d)	200,000	199,256
6.00%, 9/15/2041	250,000	323,025
International Business Machines Corp.:
1.70%, 5/15/2027 (b)	850,000	861,568
1.95%, 5/15/2030	350,000	345,765
2.85%, 5/15/2040 (b)	100,000	99,850
2.88%, 11/9/2022	100,000	102,840
2.95%, 5/15/2050	100,000	98,567
3.00%, 5/15/2024	200,000	212,194
3.30%, 5/15/2026	250,000	272,778
3.50%, 5/15/2029	215,000	237,437
3.63%, 2/12/2024	50,000	53,515
4.15%, 5/15/2039	100,000	117,880
4.70%, 2/19/2046 (b)	325,000	416,611
5.88%, 11/29/2032	25,000	33,466
Leidos, Inc.:
2.30%, 2/15/2031	55,000	53,678
3.63%, 5/15/2025	25,000	26,992
		15,603,912
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	30,677
Series MTN, 3.70%, 8/1/2047	55,000	65,891
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (b)	95,000	94,502
2.00%, 12/1/2024	45,000	46,877
2.38%, 12/1/2029	40,000	41,519
Security Description	Principal Amount	Value
3.13%, 12/1/2049 (b)	$60,000	$64,457
Procter & Gamble Co.:
0.55%, 10/29/2025	550,000	541,904
1.00%, 4/23/2026 (b)	500,000	500,405
1.20%, 10/29/2030 (b)	800,000	760,216
2.45%, 11/3/2026	150,000	159,315
3.00%, 3/25/2030	100,000	109,310
Unilever Capital Corp.:
1.38%, 9/14/2030 (b)	100,000	95,479
1.75%, 8/12/2031 (b)	140,000	136,614
2.00%, 7/28/2026	100,000	103,873
2.90%, 5/5/2027	150,000	161,487
3.10%, 7/30/2025	50,000	53,909
		2,966,435
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	102,968
4.60%, 6/15/2045	50,000	64,199
		167,167
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	225,000	222,520
3.65%, 7/21/2027	150,000	159,208
4.50%, 9/15/2023	150,000	159,843
6.50%, 7/15/2025 (b)	500,000	580,265
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	74,719
Air Lease Corp.:
0.80%, 8/18/2024 (b)	85,000	84,421
1.88%, 8/15/2026	100,000	99,700
2.75%, 1/15/2023	50,000	51,326
3.00%, 9/15/2023	25,000	25,984
3.13%, 12/1/2030 (b)	100,000	102,038
3.25%, 3/1/2025	100,000	105,535
3.63%, 4/1/2027	70,000	75,250
3.88%, 7/3/2023	50,000	52,629
4.25%, 9/15/2024	25,000	27,135
Series GMTN, 3.75%, 6/1/2026	150,000	162,397
Series MTN, 0.70%, 2/15/2024	100,000	99,400
Series MTN, 2.88%, 1/15/2026	160,000	166,931
Aircastle, Ltd.:
4.13%, 5/1/2024	25,000	26,589
4.25%, 6/15/2026 (b)	65,000	71,013
5.00%, 4/1/2023	25,000	26,545
Ally Financial, Inc.:
1.45%, 10/2/2023	195,000	197,983
3.05%, 6/5/2023	65,000	67,439
5.80%, 5/1/2025 (b)	215,000	247,527

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
American Express Co.:
2.50%, 7/30/2024	$165,000	$173,410
3.00%, 10/30/2024	100,000	106,727
3.40%, 2/27/2023	200,000	207,994
3.70%, 8/3/2023	50,000	52,897
4.20%, 11/6/2025	105,000	118,112
Ameriprise Financial, Inc. 3.70%, 10/15/2024 (b)	50,000	54,437
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	24,827
2.40%, 4/30/2030	45,000	46,452
3.20%, 3/15/2027	56,000	61,303
3.25%, 4/30/2029	60,000	65,939
3.50%, 3/18/2024	25,000	26,800
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	81,779
3.50%, 3/30/2051	50,000	52,139
3.90%, 1/25/2028	50,000	55,489
4.35%, 4/15/2030	100,000	115,124
4.70%, 9/20/2047	50,000	60,607
4.85%, 3/29/2029	100,000	117,672
Capital One Financial Corp.:
3.20%, 1/30/2023	250,000	258,790
3.30%, 10/30/2024	100,000	107,262
3.75%, 7/28/2026	125,000	137,216
3.80%, 1/31/2028	250,000	278,030
3.90%, 1/29/2024	200,000	214,132
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	95,540
Charles Schwab Corp.:
0.75%, 3/18/2024	500,000	502,365
0.90%, 3/11/2026 (b)	250,000	247,692
1.15%, 5/13/2026 (b)	50,000	50,049
1.65%, 3/11/2031	250,000	240,652
2.30%, 5/13/2031 (b)	100,000	101,940
2.65%, 1/25/2023	100,000	102,860
3.20%, 1/25/2028	50,000	54,504
3.45%, 2/13/2026	50,000	54,667
3.85%, 5/21/2025	250,000	273,785
4.00%, 2/1/2029	50,000	57,013
CI Financial Corp. 3.20%, 12/17/2030	250,000	259,965
CME Group, Inc. 3.75%, 6/15/2028	100,000	113,114
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	71,187
Discover Financial Services:
3.85%, 11/21/2022	50,000	51,912
4.10%, 2/9/2027	75,000	83,575
4.50%, 1/30/2026	50,000	56,011
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	163,086
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	95,087
GE Capital Funding LLC:
3.45%, 5/15/2025	200,000	215,742
Security Description	Principal Amount	Value
4.05%, 5/15/2027	$200,000	$224,648
4.40%, 5/15/2030	200,000	232,338
4.55%, 5/15/2032	200,000	237,782
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025 (b)	250,000	270,955
4.42%, 11/15/2035	550,000	661,166
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	29,670
2.65%, 9/15/2040	50,000	47,855
3.00%, 6/15/2050	25,000	24,668
3.00%, 9/15/2060	50,000	47,262
3.10%, 9/15/2027	100,000	108,304
3.75%, 12/1/2025	180,000	197,813
4.25%, 9/21/2048	150,000	178,951
Invesco Finance PLC 3.75%, 1/15/2026	50,000	54,857
Jefferies Group LLC:
2.75%, 10/15/2032	40,000	40,239
6.50%, 1/20/2043	50,000	69,209
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	56,190
4.85%, 1/15/2027	90,000	104,493
Lazard Group LLC 4.50%, 9/19/2028	100,000	115,510
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	103,836
2.95%, 6/1/2029	100,000	108,139
3.30%, 3/26/2027	30,000	32,981
3.35%, 3/26/2030	50,000	55,585
3.50%, 2/26/2028	30,000	33,357
3.65%, 6/1/2049	100,000	114,991
3.85%, 3/26/2050	515,000	614,168
3.95%, 2/26/2048	30,000	36,007
Nasdaq, Inc.:
1.65%, 1/15/2031	200,000	188,484
2.50%, 12/21/2040	250,000	230,202
3.25%, 4/28/2050	40,000	40,112
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	149,363
1.85%, 7/16/2025	200,000	202,686
2.65%, 1/16/2025	500,000	520,845
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	99,943
3.70%, 7/18/2027	50,000	55,359
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	183,638
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	111,222
Synchrony Financial 4.50%, 7/23/2025	50,000	55,195

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc.:
0.75%, 8/15/2027 (b)	$45,000	$43,849
1.10%, 2/15/2031	500,000	468,100
1.90%, 4/15/2027 (b)	500,000	516,275
2.05%, 4/15/2030	150,000	152,524
2.70%, 4/15/2040	350,000	356,639
2.75%, 9/15/2027	250,000	269,220
2.80%, 12/14/2022	75,000	76,979
3.65%, 9/15/2047	100,000	114,998
4.15%, 12/14/2035	50,000	60,250
4.30%, 12/14/2045	200,000	251,290
Western Union Co. 4.25%, 6/9/2023	100,000	105,691
		16,248,119
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	152,815
3.45%, 5/15/2051	50,000	51,850
3.80%, 10/1/2047	25,000	26,904
Series H, 3.45%, 1/15/2050	100,000	103,747
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	112,156
3.80%, 6/15/2049	50,000	57,037
4.25%, 9/15/2048	20,000	24,298
AES Corp.:
1.38%, 1/15/2026	250,000	245,732
2.45%, 1/15/2031	500,000	495,115
Alabama Power Co.:
3.13%, 7/15/2051 (b)	50,000	51,255
3.85%, 12/1/2042	75,000	85,455
Series 20-A, 1.45%, 9/15/2030	50,000	47,541
Series A, 4.30%, 7/15/2048	65,000	80,069
Ameren Corp.:
1.75%, 3/15/2028	50,000	49,020
3.65%, 2/15/2026	50,000	54,341
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	56,883
3.80%, 5/15/2028 (b)	25,000	27,977
4.15%, 3/15/2046	50,000	60,237
4.50%, 3/15/2049	50,000	63,719
American Electric Power Co., Inc.:
Series F, 2.95%, 12/15/2022	50,000	51,166
Series J, 4.30%, 12/1/2028	100,000	113,816
Series M, 0.75%, 11/1/2023	20,000	20,001
Series N, 1.00%, 11/1/2025 (b)	30,000	29,655
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	29,385
7.00%, 4/1/2038	25,000	36,886
Security Description	Principal Amount	Value
Arizona Public Service Co.:
2.65%, 9/15/2050	$85,000	$78,445
3.75%, 5/15/2046	25,000	27,514
4.20%, 8/15/2048	25,000	29,673
4.25%, 3/1/2049	50,000	59,648
4.35%, 11/15/2045	50,000	59,672
Avangrid, Inc. 3.15%, 12/1/2024	50,000	53,277
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (b)	400,000	402,512
6.35%, 10/1/2036	50,000	71,332
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	28,749
2.80%, 1/15/2023	40,000	41,176
2.85%, 5/15/2051	300,000	286,668
3.25%, 4/15/2028	30,000	32,703
3.70%, 7/15/2030	250,000	281,432
3.75%, 11/15/2023	350,000	371,241
4.25%, 10/15/2050	500,000	605,160
4.50%, 2/1/2045	50,000	60,572
5.15%, 11/15/2043	150,000	195,466
Black Hills Corp.:
3.15%, 1/15/2027	25,000	26,629
3.88%, 10/15/2049	100,000	107,861
4.35%, 5/1/2033	30,000	34,728
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	59,059
Series AA, 3.00%, 2/1/2027	100,000	107,511
Series AC, 4.25%, 2/1/2049	200,000	248,554
Series AE, 2.35%, 4/1/2031 (b)	55,000	56,066
Series AF, 3.35%, 4/1/2051 (b)	350,000	380,254
Series Z, 2.40%, 9/1/2026	50,000	52,552
CenterPoint Energy, Inc.:
2.65%, 6/1/2031	40,000	40,866
4.25%, 11/1/2028	25,000	28,504
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	24,448
CMS Energy Corp.:
3.45%, 8/15/2027 (b)	50,000	54,822
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	56,174
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	147,047
Series 123, 3.75%, 8/15/2047	150,000	171,181
Series 130, 3.13%, 3/15/2051	150,000	155,248
Series 131, 2.75%, 9/1/2051	285,000	274,173

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	$250,000	$247,070
Series A, 3.20%, 3/15/2027	150,000	163,879
Series A, 4.15%, 6/1/2045 (b)	100,000	121,283
Consolidated Edison Co. of New York, Inc.:
3.60%, 6/15/2061	250,000	261,487
3.70%, 11/15/2059	85,000	90,444
3.85%, 6/15/2046 (b)	50,000	55,084
4.45%, 3/15/2044	75,000	90,159
4.50%, 5/15/2058	100,000	121,026
Series 06-B, 6.20%, 6/15/2036	25,000	34,443
Series 20B, 3.95%, 4/1/2050	250,000	285,857
Series A, 4.13%, 5/15/2049	100,000	115,922
Series C, 3.00%, 12/1/2060	150,000	139,899
Series D, 4.00%, 12/1/2028	100,000	113,715
Consumers Energy Co.:
0.35%, 6/1/2023	25,000	24,976
3.25%, 8/15/2046	50,000	52,485
3.75%, 2/15/2050	50,000	57,594
4.05%, 5/15/2048	100,000	118,880
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	33,733
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	161,239
Series A, 1.45%, 4/15/2026	75,000	75,361
Series B, 3.30%, 4/15/2041	565,000	589,950
Series C, 2.25%, 8/15/2031	45,000	44,886
Series C, 3.38%, 4/1/2030	350,000	379,337
Series D, 2.85%, 8/15/2026	25,000	26,550
DTE Electric Co.:
2.25%, 3/1/2030	500,000	507,495
3.70%, 6/1/2046	75,000	84,863
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	177,648
Series F, 1.05%, 6/1/2025	70,000	69,429
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	155,406
2.55%, 4/15/2031	75,000	77,752
3.20%, 8/15/2049	100,000	103,896
3.45%, 4/15/2051	90,000	97,878
3.88%, 3/15/2046	150,000	171,276
Security Description	Principal Amount	Value
3.95%, 11/15/2028 (b)	$100,000	$113,621
4.25%, 12/15/2041	130,000	154,708
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	346,850
2.55%, 6/15/2031	100,000	101,571
2.65%, 9/1/2026	50,000	52,784
3.15%, 8/15/2027	100,000	107,808
3.30%, 6/15/2041	850,000	868,921
3.50%, 6/15/2051	100,000	103,194
3.75%, 9/1/2046	250,000	266,907
3.95%, 8/15/2047	150,000	165,897
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	155,596
3.20%, 1/15/2027	250,000	271,300
6.40%, 6/15/2038	50,000	72,863
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	62,246
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	31,389
Duke Energy Progress LLC:
2.50%, 8/15/2050 (b)	100,000	90,473
3.60%, 9/15/2047 (b)	50,000	54,998
3.70%, 9/1/2028	50,000	55,910
4.20%, 8/15/2045	150,000	178,044
Edison International:
2.95%, 3/15/2023	50,000	51,430
3.55%, 11/15/2024 (b)	80,000	84,814
4.13%, 3/15/2028 (b)	50,000	53,474
Emera US Finance L.P.:
0.83%, 6/15/2024 (b) (d)	750,000	746,640
4.75%, 6/15/2046	130,000	153,730
Enel Chile SA 4.88%, 6/12/2028 (b)	50,000	57,571
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	93,158
3.35%, 6/15/2052	100,000	105,777
4.20%, 4/1/2049 (b)	25,000	30,210
Entergy Corp.:
1.90%, 6/15/2028	125,000	123,627
2.40%, 6/15/2031	150,000	148,744
2.95%, 9/1/2026	50,000	53,193
Entergy Louisiana LLC:
0.62%, 11/17/2023	25,000	25,003
3.05%, 6/1/2031 (b)	25,000	26,650
3.10%, 6/15/2041 (b)	250,000	257,710
3.25%, 4/1/2028	200,000	216,148
4.20%, 4/1/2050	50,000	60,365
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	26,418
3.50%, 6/1/2051	145,000	158,285
3.85%, 6/1/2049	125,000	141,454
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	80,537
3.55%, 9/30/2049	25,000	26,536

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	$25,000	$25,969
4.13%, 3/1/2042	30,000	34,913
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	30,016
4.20%, 3/15/2048	50,000	60,463
Series 2019, 4.13%, 4/1/2049	100,000	119,774
Series 2020, 2.25%, 6/1/2030	50,000	50,432
Eversource Energy:
Series L, 2.90%, 10/1/2024	250,000	264,055
Series N, 3.80%, 12/1/2023	15,000	15,983
Series O, 4.25%, 4/1/2029	25,000	28,682
Exelon Corp.:
3.40%, 4/15/2026	100,000	108,355
3.95%, 6/15/2025	50,000	54,491
4.70%, 4/15/2050	250,000	315,590
5.10%, 6/15/2045 (b)	330,000	433,118
Florida Power & Light Co.:
2.85%, 4/1/2025	500,000	530,680
3.15%, 10/1/2049	30,000	31,772
3.25%, 6/1/2024	25,000	26,445
3.95%, 3/1/2048	85,000	102,607
3.99%, 3/1/2049	25,000	30,148
4.05%, 10/1/2044	50,000	60,744
4.13%, 6/1/2048	100,000	123,672
Fortis, Inc. 3.06%, 10/4/2026	50,000	53,664
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	103,915
Series A, 3.25%, 3/15/2051	570,000	579,411
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	46,922
4.25%, 8/15/2048	15,000	18,175
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	54,469
3.70%, 9/15/2046	50,000	55,749
4.10%, 9/26/2028	50,000	56,899
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	112,170
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	54,327
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	176,244
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	345,000	342,899
1.00%, 6/15/2026	100,000	98,981
1.35%, 3/15/2031 (b)	50,000	46,641
2.95%, 2/7/2024	100,000	105,042
3.40%, 2/7/2028	50,000	54,739
3.90%, 11/1/2028	100,000	113,042
Security Description	Principal Amount	Value
4.02%, 11/1/2032	$50,000	$58,142
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	78,085
Series MTN, 1.65%, 6/15/2031	200,000	190,048
NextEra Energy Capital Holdings, Inc.:
0.65%, 3/1/2023	570,000	572,120
1.90%, 6/15/2028	750,000	752,100
2.25%, 6/1/2030	250,000	251,800
2.75%, 11/1/2029	165,000	172,701
2.80%, 1/15/2023	150,000	154,296
3.15%, 4/1/2024	100,000	105,750
3.50%, 4/1/2029	100,000	109,524
3.55%, 5/1/2027	100,000	109,738
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	28,050
Northern States Power Co.:
2.60%, 6/1/2051 (b)	50,000	47,541
2.90%, 3/1/2050	30,000	30,413
3.60%, 9/15/2047	50,000	56,020
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	54,574
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	124,415
Ohio Power Co.:
4.00%, 6/1/2049	20,000	23,298
Series Q, 1.63%, 1/15/2031 (b)	100,000	95,522
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	50,000	55,839
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	68,263
3.70%, 11/15/2028	200,000	224,592
3.80%, 9/30/2047	100,000	115,739
7.50%, 9/1/2038	50,000	80,284
Series WI, 5.35%, 10/1/2052	100,000	147,889
Pacific Gas & Electric Co.:
1.37%, 3/10/2023	65,000	64,783
2.50%, 2/1/2031	350,000	332,930
3.25%, 6/1/2031 (b)	40,000	39,857
3.30%, 8/1/2040	350,000	322,994
3.45%, 7/1/2025 (b)	250,000	261,090
3.50%, 8/1/2050	295,000	268,093
4.20%, 6/1/2041	55,000	54,498
4.50%, 7/1/2040	250,000	255,635
4.55%, 7/1/2030	250,000	270,412
4.95%, 7/1/2050	250,000	265,382
PacifiCorp:
2.70%, 9/15/2030 (b)	320,000	333,536
2.90%, 6/15/2052	200,000	194,102
3.30%, 3/15/2051	65,000	67,709

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PECO Energy Co.:
3.05%, 3/15/2051	$45,000	$46,052
3.90%, 3/1/2048	125,000	144,730
PPL Electric Utilities Corp.:
3.00%, 10/1/2049 (b)	70,000	71,747
3.95%, 6/1/2047	50,000	59,413
PSEG Power LLC 3.85%, 6/1/2023	50,000	52,688
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	171,661
Series 34, 3.20%, 3/1/2050	30,000	31,639
Series 35, 1.90%, 1/15/2031	500,000	492,490
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026	150,000	149,112
Series MTN, 2.05%, 8/1/2050	50,000	42,897
Series MTN, 3.00%, 3/1/2051	150,000	154,231
Series MTN, 3.20%, 5/15/2029	50,000	54,575
Series MTN, 3.20%, 8/1/2049	30,000	31,784
Series MTN, 3.60%, 12/1/2047	100,000	112,587
Series MTN, 3.65%, 9/1/2042	50,000	56,268
Series MTN, 3.70%, 5/1/2028	50,000	56,055
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	94,551
2.65%, 11/15/2022	100,000	102,364
2.88%, 6/15/2024	70,000	73,697
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	67,406
4.22%, 6/15/2048	65,000	78,083
5.80%, 3/15/2040	50,000	68,868
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	56,112
Series VVV, 1.70%, 10/1/2030	150,000	144,382
Series WWW, 2.95%, 8/15/2051 (b)	350,000	347,420
Sempra Energy:
2.90%, 2/1/2023 (b)	15,000	15,444
3.25%, 6/15/2027	300,000	323,724
3.40%, 2/1/2028	30,000	32,480
3.80%, 2/1/2038	100,000	110,692
4.00%, 2/1/2048	30,000	33,519
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	52,792
Security Description	Principal Amount	Value
Southern California Edison Co.:
2.25%, 6/1/2030	$100,000	$98,972
2.85%, 8/1/2029	115,000	119,272
3.65%, 2/1/2050	250,000	256,085
4.00%, 4/1/2047	191,000	204,324
4.50%, 9/1/2040	25,000	28,327
Series 13-A, 3.90%, 3/15/2043	50,000	52,578
Series 20A, 2.95%, 2/1/2051	500,000	457,615
Series A, 4.20%, 3/1/2029	100,000	112,437
Series B, 3.65%, 3/1/2028	100,000	108,602
Series C, 3.60%, 2/1/2045	50,000	50,421
Series D, 3.40%, 6/1/2023 (b)	50,000	52,184
Southern Co.:
3.25%, 7/1/2026	250,000	269,100
4.25%, 7/1/2036	250,000	287,957
Series B, 5 year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	528,890
Southern Power Co.:
0.90%, 1/15/2026	250,000	245,302
Series F, 4.95%, 12/15/2046 (b)	150,000	181,072
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	50,000	52,631
Series M, 4.10%, 9/15/2028	25,000	28,198
Series N, 1.65%, 3/15/2026 (b)	300,000	302,757
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	52,785
3.75%, 6/15/2049	100,000	113,627
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	167,191
4.30%, 6/15/2048	50,000	61,027
4.45%, 6/15/2049	25,000	31,396
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	36,331
4.85%, 12/1/2048	50,000	64,310
Union Electric Co.:
2.15%, 3/15/2032	250,000	248,187
3.50%, 3/15/2029	250,000	275,592
4.00%, 4/1/2048	50,000	58,917
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	337,924
3.30%, 12/1/2049 (b)	50,000	53,256
3.45%, 2/15/2024	50,000	52,949
4.60%, 12/1/2048 (b)	250,000	322,262
8.88%, 11/15/2038	50,000	88,091

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.95%, 11/15/2026	$30,000	$32,215
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	99,979
1.80%, 10/15/2030	250,000	240,185
3.55%, 6/15/2025	21,000	22,719
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	51,979
4.30%, 10/15/2048	25,000	30,895
Wisconsin Power and Light Co. 1.95%, 9/16/2031	275,000	270,847
Xcel Energy, Inc.:
0.50%, 10/15/2023	100,000	100,122
2.60%, 12/1/2029	100,000	103,644
4.00%, 6/15/2028	50,000	56,269
		38,363,281
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	63,776
1.95%, 10/15/2030	50,000	49,763
2.63%, 2/15/2023	25,000	25,637
		139,176
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	52,265
Allegion PLC 3.50%, 10/1/2029	50,000	54,093
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	53,951
Amphenol Corp.:
2.20%, 9/15/2031	60,000	59,513
2.80%, 2/15/2030	100,000	104,582
4.35%, 6/1/2029	50,000	57,800
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	53,023
3.88%, 1/12/2028	25,000	27,036
Avnet, Inc. 3.00%, 5/15/2031	100,000	100,370
Flex, Ltd.:
3.75%, 2/1/2026	50,000	54,394
4.88%, 6/15/2029	75,000	86,270
Fortive Corp. 3.15%, 6/15/2026	50,000	53,950
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	198,272
1.75%, 9/1/2031	160,000	155,781
1.95%, 6/1/2030	250,000	250,737
2.30%, 8/15/2024 (b)	100,000	104,665
2.50%, 11/1/2026 (b)	150,000	159,150
2.70%, 8/15/2029	60,000	63,723
3.35%, 12/1/2023	50,000	53,076
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	59,732
3.35%, 3/1/2026	50,000	53,908
Security Description	Principal Amount	Value
Jabil, Inc.:
1.70%, 4/15/2026	$65,000	$65,151
3.60%, 1/15/2030	25,000	26,925
3.95%, 1/12/2028	25,000	27,549
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	52,889
4.60%, 4/6/2027	30,000	34,622
Trimble, Inc. 4.90%, 6/15/2028	50,000	57,883
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	54,459
		2,175,769
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031 (b)	100,000	93,635
2.90%, 7/1/2026	45,000	47,911
3.38%, 11/15/2027	60,000	65,420
3.95%, 5/15/2028	150,000	168,565
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	113,404
2.95%, 1/15/2052	115,000	112,588
3.05%, 4/1/2050	20,000	19,902
3.50%, 5/1/2029	50,000	54,808
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	20,000	19,689
1.15%, 3/15/2028	30,000	28,904
1.50%, 3/15/2031	30,000	28,216
2.00%, 6/1/2029	75,000	75,382
2.40%, 5/15/2023	150,000	154,386
2.50%, 11/15/2050 (b)	20,000	18,402
2.95%, 6/1/2041	55,000	56,005
		1,057,217
FOOD — 0.2%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	15,097
3.65%, 3/15/2023	15,000	15,651
3.95%, 3/15/2025	100,000	108,976
4.15%, 3/15/2028	50,000	56,336
4.80%, 3/15/2048	20,000	25,010
Conagra Brands, Inc.:
0.50%, 8/11/2023 (b)	70,000	70,000
5.30%, 11/1/2038	265,000	336,804
5.40%, 11/1/2048	40,000	53,560
Flowers Foods, Inc. 2.40%, 3/15/2031 (b)	45,000	44,878
General Mills, Inc.:
3.00%, 2/1/2051 (b) (d)	510,000	509,296
3.20%, 2/10/2027	100,000	108,402
3.65%, 2/15/2024 (b)	50,000	53,154
3.70%, 10/17/2023	20,000	21,231
4.20%, 4/17/2028	25,000	28,429
Hershey Co.:
0.90%, 6/1/2025	45,000	44,956
3.20%, 8/21/2025	25,000	26,940

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 5/15/2023	$50,000	$52,329
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	35,027
1.70%, 6/3/2028 (b)	570,000	572,707
3.05%, 6/3/2051 (b)	45,000	46,769
Ingredion, Inc. 2.90%, 6/1/2030	100,000	104,445
JM Smucker Co.:
3.38%, 12/15/2027 (b)	100,000	109,322
3.55%, 3/15/2050	25,000	27,006
4.25%, 3/15/2035	50,000	58,604
Kellogg Co.:
4.30%, 5/15/2028	100,000	114,510
4.50%, 4/1/2046 (b)	100,000	122,337
Kroger Co.:
2.65%, 10/15/2026	50,000	52,987
3.70%, 8/1/2027 (b)	35,000	38,903
3.85%, 8/1/2023	75,000	79,040
4.45%, 2/1/2047	100,000	119,419
4.65%, 1/15/2048	100,000	122,812
McCormick & Co., Inc. 3.40%, 8/15/2027	100,000	109,877
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	60,817
1.50%, 2/4/2031 (b)	40,000	37,666
1.88%, 10/15/2032	75,000	71,902
2.63%, 9/4/2050	35,000	32,184
2.75%, 4/13/2030	35,000	36,621
Sysco Corp.:
2.40%, 2/15/2030 (b)	10,000	10,164
3.25%, 7/15/2027	50,000	54,044
3.30%, 7/15/2026	100,000	108,026
3.30%, 2/15/2050	10,000	10,261
3.55%, 3/15/2025	50,000	54,045
3.75%, 10/1/2025	5,000	5,468
4.45%, 3/15/2048	50,000	59,592
4.85%, 10/1/2045	5,000	6,237
6.60%, 4/1/2050	250,000	394,055
Tyson Foods, Inc.:
3.55%, 6/2/2027 (b)	150,000	165,572
4.55%, 6/2/2047	285,000	348,820
		4,740,288
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	215,658
4.50%, 8/1/2024	50,000	54,035
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027 (b)	25,000	28,593
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	35,513
International Paper Co.:
4.35%, 8/15/2048	27,000	33,042
5.00%, 9/15/2035	100,000	124,115
Security Description	Principal Amount	Value
Suzano Austria GmbH:
2.50%, 9/15/2028 (b)	$125,000	$121,651
3.13%, 1/15/2032	80,000	77,368
3.75%, 1/15/2031	150,000	154,420
		844,395
GAS — 0.2%
Atmos Energy Corp.:
0.63%, 3/9/2023	65,000	65,002
1.50%, 1/15/2031 (b)	100,000	94,299
3.00%, 6/15/2027	150,000	161,456
4.15%, 1/15/2043	25,000	28,910
CenterPoint Energy Resources Corp.:
0.70%, 3/2/2023	45,000	45,001
3.55%, 4/1/2023	100,000	104,279
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	53,741
5.50%, 1/15/2026 (b)	30,000	34,575
NiSource, Inc.:
0.95%, 8/15/2025	560,000	553,202
1.70%, 2/15/2031 (b)	100,000	94,446
2.95%, 9/1/2029	100,000	104,889
3.49%, 5/15/2027	50,000	54,781
4.38%, 5/15/2047	150,000	178,912
4.80%, 2/15/2044	30,000	37,423
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	200,004
4.50%, 11/1/2048	90,000	109,526
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	190,000	191,436
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	26,617
3.20%, 6/15/2025	50,000	53,393
3.75%, 9/15/2042	30,000	33,247
5.13%, 11/15/2040	25,000	32,291
Series VV, 4.30%, 1/15/2049	50,000	61,794
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	176,568
Series 20-A, 1.75%, 1/15/2031	500,000	475,815
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	27,512
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	55,945
		3,055,064
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	50,000	56,456
Snap-on, Inc. 3.10%, 5/1/2050	70,000	73,403

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	$100,000	$95,805
3.40%, 3/1/2026	35,000	38,184
4.25%, 11/15/2028	100,000	115,800
5 year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	30,000	32,129
		411,777
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	481,735
2.95%, 3/15/2025 (b)	75,000	79,890
3.40%, 11/30/2023	35,000	37,026
3.75%, 11/30/2026	85,000	95,321
4.75%, 11/30/2036	250,000	318,270
4.75%, 4/15/2043	25,000	32,636
4.90%, 11/30/2046	150,000	203,056
Baxter International, Inc.:
1.73%, 4/1/2031 (b)	45,000	43,157
3.50%, 8/15/2046	50,000	53,486
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	66,634
2.65%, 6/1/2030	100,000	103,272
3.45%, 3/1/2024	25,000	26,530
4.00%, 3/1/2029	35,000	39,667
4.55%, 3/1/2039	50,000	60,725
4.70%, 3/1/2049	35,000	44,612
Danaher Corp. 2.60%, 10/1/2050	565,000	538,157
DH Europe Finance II Sarl:
2.05%, 11/15/2022	50,000	50,954
2.20%, 11/15/2024	50,000	52,048
2.60%, 11/15/2029	30,000	31,281
3.25%, 11/15/2039	50,000	53,407
3.40%, 11/15/2049	50,000	54,075
Medtronic, Inc.:
3.50%, 3/15/2025	47,000	50,997
4.38%, 3/15/2035	54,000	66,532
4.63%, 3/15/2045	345,000	450,015
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	103,711
2.55%, 3/15/2031	85,000	86,292
3.30%, 9/15/2029	65,000	70,035
Smith & Nephew PLC 2.03%, 10/14/2030 (b)	50,000	48,738
Stryker Corp.:
0.60%, 12/1/2023	65,000	65,005
1.15%, 6/15/2025	50,000	50,406
1.95%, 6/15/2030	50,000	49,362
2.90%, 6/15/2050 (b)	25,000	24,941
3.38%, 11/1/2025	25,000	27,071
3.50%, 3/15/2026	25,000	27,270
3.65%, 3/7/2028	50,000	55,527
4.63%, 3/15/2046	25,000	32,006
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	100,000	121,265
Security Description	Principal Amount	Value
4.13%, 3/25/2025	$535,000	$588,907
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	100,000	107,521
3.55%, 3/20/2030	350,000	382,669
		4,874,209
HEALTH CARE SERVICES — 0.7%
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	54,974
Aetna, Inc.:
2.80%, 6/15/2023	200,000	207,116
3.88%, 8/15/2047	100,000	110,899
4.13%, 11/15/2042	25,000	28,509
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	73,144
Anthem, Inc.:
0.45%, 3/15/2023	85,000	85,086
1.50%, 3/15/2026 (b)	600,000	604,962
2.25%, 5/15/2030	265,000	265,344
2.38%, 1/15/2025	20,000	20,842
2.55%, 3/15/2031 (b)	100,000	102,777
2.95%, 12/1/2022	50,000	51,393
3.13%, 5/15/2050 (b)	270,000	273,280
3.30%, 1/15/2023	50,000	51,865
3.35%, 12/1/2024	50,000	53,667
3.50%, 8/15/2024	25,000	26,778
3.60%, 3/15/2051	305,000	333,103
3.65%, 12/1/2027	130,000	144,287
4.10%, 3/1/2028	100,000	113,081
4.38%, 12/1/2047	130,000	156,560
4.55%, 3/1/2048	50,000	61,531
4.65%, 1/15/2043	50,000	61,501
Ascension Health 3.95%, 11/15/2046	150,000	181,839
Banner Health 2.34%, 1/1/2030	40,000	40,888
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	25,000	24,480
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	14,333
CommonSpirit Health:
2.76%, 10/1/2024	250,000	263,002
4.19%, 10/1/2049	250,000	285,142
4.35%, 11/1/2042	25,000	28,631
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	59,487
HCA, Inc.:
2.38%, 7/15/2031	650,000	638,989
3.50%, 7/15/2051	650,000	644,800
4.13%, 6/15/2029	35,000	39,100
4.50%, 2/15/2027	50,000	56,287

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/1/2023	$55,000	$58,448
5.00%, 3/15/2024	85,000	93,230
5.13%, 6/15/2039	275,000	339,694
5.25%, 4/15/2025	60,000	67,999
5.25%, 6/15/2026	65,000	74,597
5.25%, 6/15/2049	100,000	126,877
5.50%, 6/15/2047	65,000	83,933
Humana, Inc.:
2.15%, 2/3/2032	350,000	341,719
2.90%, 12/15/2022	150,000	154,257
4.80%, 3/15/2047	100,000	125,941
4.95%, 10/1/2044	50,000	64,241
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	25,404
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	57,874
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	112,070
Series 2021, 2.81%, 6/1/2041	135,000	137,090
Series 2021, 3.00%, 6/1/2051	135,000	137,882
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026 (b)	70,000	70,150
2.30%, 12/1/2024 (b)	100,000	104,122
2.70%, 6/1/2031 (b)	100,000	102,084
2.95%, 12/1/2029 (b)	100,000	105,480
3.25%, 9/1/2024	100,000	106,463
4.70%, 2/1/2045	25,000	30,442
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	115,094
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	106,208
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	31,242
Series 2020, 2.96%, 1/1/2050	55,000	55,496
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	62,730
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	51,559
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	35,000	38,371
New York and Presbyterian Hospital:
2.26%, 8/1/2040	50,000	46,560
Security Description	Principal Amount	Value
Series 2019, 3.95%, 8/1/2119	$35,000	$40,993
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	58,801
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	103,480
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	26,431
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	83,276
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	36,970
4.20%, 6/30/2029	100,000	114,221
4.70%, 3/30/2045	25,000	30,717
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	55,409
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	20,000	20,883
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	55,300
Series 20A, 3.36%, 8/15/2050	55,000	57,790
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	48,858
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	100,000	100,118
1.25%, 1/15/2026	35,000	35,255
2.00%, 5/15/2030 (b)	305,000	305,912
2.30%, 5/15/2031	100,000	102,055
2.38%, 10/15/2022	100,000	102,221
2.75%, 5/15/2040	300,000	301,140
2.90%, 5/15/2050	550,000	551,204
3.05%, 5/15/2041	100,000	103,482
3.10%, 3/15/2026	50,000	54,283
3.13%, 5/15/2060	100,000	102,393
3.25%, 5/15/2051	100,000	106,615
3.38%, 4/15/2027	100,000	110,029
3.50%, 2/15/2024	10,000	10,685
3.50%, 8/15/2039	200,000	220,890
3.70%, 12/15/2025	10,000	11,060
3.75%, 7/15/2025	305,000	336,308
3.75%, 10/15/2047	50,000	57,063
3.88%, 12/15/2028	15,000	17,083
4.25%, 4/15/2047	100,000	122,575
4.63%, 7/15/2035	200,000	249,366
4.75%, 7/15/2045	230,000	301,277
6.88%, 2/15/2038	25,000	38,410

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	$550,000	$548,135
		12,805,622
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	104,746
Lennar Corp. 4.75%, 11/29/2027	250,000	289,612
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	191,276
NVR, Inc. 3.00%, 5/15/2030 (b)	130,000	135,840
PulteGroup, Inc. 5.00%, 1/15/2027 (b)	250,000	289,970
		1,011,444
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	114,216
Whirlpool Corp.:
2.40%, 5/15/2031 (b)	25,000	25,021
4.50%, 6/1/2046	25,000	29,856
4.60%, 5/15/2050	50,000	61,642
4.75%, 2/26/2029 (b)	60,000	70,136
		300,871
HOUSEHOLD PRODUCTS — 0.0% (a)
Unilever Capital Corp. 0.63%, 8/12/2024	100,000	100,094
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co.:
3.10%, 10/1/2027	50,000	54,157
3.90%, 5/15/2028	50,000	56,370
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,784
2.75%, 2/15/2026	25,000	26,873
3.10%, 3/26/2030 (b)	40,000	43,804
3.20%, 4/25/2029	100,000	109,653
3.90%, 5/4/2047	50,000	59,783
3.95%, 11/1/2028	55,000	63,082
		428,506
INSURANCE — 0.8%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	104,956
4.75%, 1/15/2049	75,000	98,137
Alleghany Corp. 4.90%, 9/15/2044	50,000	62,913
Allstate Corp.:
1.45%, 12/15/2030	250,000	238,485
3.85%, 8/10/2049	125,000	147,922
4.20%, 12/15/2046	50,000	61,229
Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$25,000	$26,995
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	16,323
4.50%, 6/15/2047	100,000	122,049
American International Group, Inc.:
2.50%, 6/30/2025	600,000	628,272
3.40%, 6/30/2030	100,000	109,221
3.88%, 1/15/2035	200,000	225,834
3.90%, 4/1/2026	30,000	33,239
4.25%, 3/15/2029	100,000	114,475
4.38%, 6/30/2050	315,000	387,711
4.50%, 7/16/2044	50,000	61,050
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b) (c)	100,000	114,790
Aon Corp.:
2.20%, 11/15/2022	100,000	102,029
3.75%, 5/2/2029	100,000	111,175
Aon PLC:
3.50%, 6/14/2024	50,000	53,360
3.88%, 12/15/2025	150,000	165,211
Arch Capital Group, Ltd. 3.64%, 6/30/2050 (b)	105,000	114,782
Assurant, Inc.:
2.65%, 1/15/2032 (b)	600,000	594,972
4.20%, 9/27/2023	100,000	106,528
4.90%, 3/27/2028 (b)	50,000	57,826
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	40,000	40,894
Athene Holding, Ltd.:
3.50%, 1/15/2031	150,000	160,995
4.13%, 1/12/2028	100,000	111,064
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	27,489
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	77,012
1.85%, 3/12/2030	10,000	9,970
2.50%, 1/15/2051	110,000	101,659
2.85%, 10/15/2050	340,000	333,928
4.20%, 8/15/2048	100,000	122,253
4.25%, 1/15/2049	150,000	184,134
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	50,000	51,581
3.00%, 2/11/2023 (b)	25,000	25,906
3.13%, 3/15/2026 (b)	55,000	59,655
4.50%, 2/11/2043	180,000	225,313
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	164,061
4.70%, 6/22/2047	150,000	168,538

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	$150,000	$149,506
4.50%, 3/15/2029	50,000	57,168
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	141,969
2.88%, 11/3/2022	50,000	51,149
3.35%, 5/3/2026	250,000	272,557
4.15%, 3/13/2043	25,000	30,052
4.35%, 11/3/2045 (b)	125,000	157,151
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	98,136
3.45%, 8/15/2027 (b)	100,000	109,797
4.50%, 3/1/2026	25,000	28,063
Enstar Group, Ltd. 4.95%, 6/1/2029	50,000	56,620
Equitable Holdings, Inc.:
3.90%, 4/20/2023 (b)	97,000	101,778
4.35%, 4/20/2028	150,000	170,773
5.00%, 4/20/2048	100,000	127,478
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	532,355
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031 (d)	70,000	72,685
4.85%, 4/17/2028	100,000	114,162
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	99,560
3.20%, 9/17/2051	250,000	238,502
4.50%, 8/15/2028	50,000	56,916
First American Financial Corp. 4.60%, 11/15/2024	25,000	27,443
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	99,157
4.55%, 9/15/2028	25,000	28,964
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	15,029
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	70,000	73,121
2.90%, 9/15/2051	325,000	314,012
4.40%, 3/15/2048	100,000	122,064
Kemper Corp. 2.40%, 9/30/2030 (b)	100,000	99,101
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	106,579
3.80%, 3/1/2028	35,000	38,970
4.00%, 9/1/2023	15,000	15,983
4.35%, 3/1/2048	50,000	59,537
6.30%, 10/9/2037	50,000	70,472
Loews Corp.:
3.20%, 5/15/2030	15,000	16,095
3.75%, 4/1/2026	50,000	55,125
Security Description	Principal Amount	Value
Manulife Financial Corp.:
2.48%, 5/19/2027	$70,000	$73,321
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	54,793
Markel Corp.:
3.45%, 5/7/2052	135,000	140,218
3.50%, 11/1/2027	50,000	54,667
4.15%, 9/17/2050	50,000	57,894
5.00%, 5/20/2049	30,000	38,660
Marsh & McLennan Cos., Inc.:
3.30%, 3/14/2023	150,000	155,691
3.75%, 3/14/2026	25,000	27,515
3.88%, 3/15/2024	100,000	107,508
4.38%, 3/15/2029	250,000	290,317
Mercury General Corp. 4.40%, 3/15/2027	50,000	56,452
MetLife, Inc.:
3.60%, 4/10/2024 (b)	300,000	322,344
4.05%, 3/1/2045	150,000	178,720
4.88%, 11/13/2043	200,000	262,412
6.40%, 12/15/2066	100,000	128,023
Series D, 4.37%, 9/15/2023	50,000	53,778
Old Republic International Corp. 3.85%, 6/11/2051	85,000	92,086
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	148,564
3.70%, 5/15/2029	50,000	55,840
Progressive Corp.:
4.00%, 3/1/2029	50,000	57,074
4.20%, 3/15/2048	100,000	122,866
Prudential Financial, Inc.:
3.94%, 12/7/2049	100,000	117,585
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	183,986
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	221,170
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	85,028
5 year CMT + 3.04%, 3.70%, 10/1/2050 (b) (c)	600,000	628,752
Series MTN, 3.70%, 3/13/2051	100,000	114,269
Series MTN, 4.60%, 5/15/2044 (b)	75,000	94,353
Series MTN, 6.63%, 6/21/2040	25,000	37,613
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	37,198
3.90%, 5/15/2029	50,000	55,744

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	$30,000	$32,645
Travelers Cos., Inc.:
2.55%, 4/27/2050 (b)	10,000	9,526
3.05%, 6/8/2051	250,000	261,312
3.75%, 5/15/2046	10,000	11,540
4.00%, 5/30/2047	80,000	96,248
4.05%, 3/7/2048	100,000	121,001
4.10%, 3/4/2049	100,000	122,456
Series MTN, 6.25%, 6/15/2037	25,000	36,309
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	29,039
Unum Group:
4.00%, 6/15/2029 (b)	70,000	77,698
4.13%, 6/15/2051	100,000	101,237
4.50%, 12/15/2049	15,000	15,998
Voya Financial, Inc. 3.65%, 6/15/2026 (b)	50,000	54,892
W R Berkley Corp. 3.55%, 3/30/2052	100,000	106,470
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	53,317
3.88%, 9/15/2049	70,000	77,697
4.50%, 9/15/2028	50,000	57,128
WR Berkley Corp. 4.00%, 5/12/2050	45,000	51,747
XLIT, Ltd. 5.50%, 3/31/2045	125,000	172,516
		15,075,182
INTERNET — 0.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	500,000	458,610
3.15%, 2/9/2051 (b)	100,000	93,275
3.40%, 12/6/2027	200,000	214,494
3.60%, 11/28/2024	75,000	80,483
4.20%, 12/6/2047 (b)	260,000	286,640
Alphabet, Inc.:
0.45%, 8/15/2025 (b)	500,000	492,945
1.10%, 8/15/2030	165,000	155,905
1.90%, 8/15/2040	350,000	314,247
2.00%, 8/15/2026	250,000	261,212
2.05%, 8/15/2050	250,000	218,415
Amazon.com, Inc.:
0.25%, 5/12/2023	40,000	39,984
0.40%, 6/3/2023	250,000	250,567
0.45%, 5/12/2024	70,000	69,868
0.80%, 6/3/2025	815,000	813,598
1.00%, 5/12/2026 (b)	150,000	149,849
1.50%, 6/3/2030 (b)	235,000	228,439
1.65%, 5/12/2028 (b)	150,000	151,232
2.10%, 5/12/2031 (b)	150,000	151,932
2.40%, 2/22/2023 (b)	200,000	205,502
2.50%, 11/29/2022	25,000	25,503
2.50%, 6/3/2050	390,000	366,034
Security Description	Principal Amount	Value
2.70%, 6/3/2060	$530,000	$498,629
2.80%, 8/22/2024	100,000	105,995
2.88%, 5/12/2041	150,000	154,386
3.10%, 5/12/2051 (b)	150,000	157,866
3.15%, 8/22/2027	100,000	109,942
3.25%, 5/12/2061	150,000	159,285
3.80%, 12/5/2024	30,000	32,741
3.88%, 8/22/2037	125,000	147,133
4.05%, 8/22/2047	125,000	151,557
4.25%, 8/22/2057	150,000	190,548
4.95%, 12/5/2044	125,000	168,486
5.20%, 12/3/2025 (b)	50,000	58,091
Baidu, Inc.:
1.63%, 2/23/2027	200,000	197,906
2.38%, 8/23/2031 (b)	200,000	193,338
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	275,102
4.63%, 4/13/2030	100,000	118,925
eBay, Inc.:
1.40%, 5/10/2026	100,000	100,282
1.90%, 3/11/2025	140,000	144,141
2.60%, 5/10/2031	100,000	102,027
2.70%, 3/11/2030 (b)	100,000	103,908
2.75%, 1/30/2023	150,000	154,339
3.45%, 8/1/2024 (b)	25,000	26,723
3.65%, 5/10/2051	50,000	53,643
Expedia Group, Inc.:
2.95%, 3/15/2031	555,000	562,193
3.25%, 2/15/2030	35,000	36,213
3.80%, 2/15/2028	50,000	54,260
4.63%, 8/1/2027	590,000	669,042
VeriSign, Inc. 2.70%, 6/15/2031 (b)	80,000	81,363
		9,836,798
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	751,605
2.88%, 6/15/2028 (b)	500,000	507,580
3.50%, 2/10/2023	50,000	51,707
3.88%, 1/15/2026	100,000	106,909
4.20%, 6/10/2024	50,000	53,661
4.25%, 3/1/2025	50,000	53,712
Blackstone Secured Lending Fund:
2.85%, 9/30/2028 (d)	100,000	99,767
3.63%, 1/15/2026	150,000	158,392
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	261,125
4.13%, 2/1/2025	100,000	106,845
Golub Capital BDC, Inc. 2.50%, 8/24/2026	60,000	60,485
Main Street Capital Corp. 3.00%, 7/14/2026 (b)	85,000	86,666

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	$100,000	$100,396
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	260,350
4.00%, 3/30/2025	50,000	52,842
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	502,260
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	97,220
		3,311,522
IRON/STEEL — 0.0% (a)
Nucor Corp.:
2.00%, 6/1/2025	15,000	15,437
2.70%, 6/1/2030 (b)	15,000	15,630
2.98%, 12/15/2055 (d)	50,000	48,707
4.00%, 8/1/2023	25,000	26,392
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	40,000	39,904
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,894
2.80%, 12/15/2024	25,000	26,357
3.25%, 10/15/2050	20,000	19,671
3.45%, 4/15/2030	40,000	43,140
Vale Overseas, Ltd.:
6.25%, 8/10/2026	150,000	177,837
6.88%, 11/10/2039 (b)	300,000	405,993
8.25%, 1/17/2034	25,000	36,088
		865,050
LODGING — 0.1%
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	53,322
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	54,651
Las Vegas Sands Corp.:
2.90%, 6/25/2025	65,000	65,321
3.20%, 8/8/2024	45,000	46,200
3.50%, 8/18/2026	30,000	30,711
3.90%, 8/8/2029 (b)	40,000	40,782
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	26,751
Series EE, 5.75%, 5/1/2025	290,000	331,972
Series GG, 3.50%, 10/15/2032	500,000	531,470
Sands China, Ltd. 5.13%, 8/8/2025	250,000	269,150
		1,450,330
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.25%, 3/1/2023	$65,000	$65,030
0.65%, 7/7/2023	500,000	502,880
0.90%, 3/2/2026	600,000	594,648
Series MTN, 0.45%, 9/14/2023	250,000	250,407
Series MTN, 0.45%, 5/17/2024	50,000	49,859
Series MTN, 0.80%, 11/13/2025 (b)	30,000	29,781
Series MTN, 1.95%, 11/18/2022	300,000	305,625
Series MTN, 3.75%, 11/24/2023	25,000	26,807
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	105,361
2.60%, 4/9/2030 (b)	95,000	99,929
3.25%, 4/9/2050	125,000	135,976
3.80%, 8/15/2042	125,000	146,579
4.75%, 5/15/2064	25,000	35,104
Oshkosh Corp. 3.10%, 3/1/2030	10,000	10,508
		2,358,494
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	150,000	149,288
4.20%, 1/15/2024	100,000	107,368
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (b)	15,000	16,700
Deere & Co.:
2.88%, 9/7/2049	35,000	35,948
3.90%, 6/9/2042 (b)	225,000	267,473
Flowserve Corp.:
2.80%, 1/15/2032	75,000	74,258
3.50%, 10/1/2030	35,000	36,688
IDEX Corp.:
2.63%, 6/15/2031	100,000	101,635
3.00%, 5/1/2030	25,000	26,290
John Deere Capital Corp.:
1.45%, 1/15/2031 (b)	70,000	66,832
3.65%, 10/12/2023	100,000	106,604
0.63%, 9/10/2024	55,000	55,024
Series GMTN, 3.45%, 6/7/2023	25,000	26,304
Series MTN, 0.25%, 1/17/2023	100,000	99,987
Series MTN, 0.45%, 1/17/2024	100,000	99,898
Series MTN, 0.45%, 6/7/2024	65,000	64,819
Series MTN, 0.70%, 1/15/2026 (b)	100,000	98,411

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/6/2028 (b)	$100,000	$99,403
Series MTN, 2.25%, 9/14/2026	100,000	104,986
Series MTN, 2.60%, 3/7/2024 (b)	65,000	68,244
Series MTN, 2.80%, 3/6/2023 (b)	150,000	155,374
Series MTN, 2.80%, 7/18/2029	50,000	53,481
Series MTN, 3.40%, 9/11/2025 (b)	25,000	27,270
Series MTN, 3.45%, 3/13/2025	100,000	108,603
nVent Finance Sarl 4.55%, 4/15/2028	50,000	54,907
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	619,686
2.57%, 2/15/2030	250,000	256,612
3.11%, 2/15/2040	250,000	256,287
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	94,634
4.20%, 3/1/2049 (b)	250,000	308,690
Westinghouse Air Brake Technologies Corp.:
4.40%, 3/15/2024	50,000	53,767
4.95%, 9/15/2028	300,000	345,255
Xylem, Inc. 1.95%, 1/30/2028	45,000	45,186
		4,085,912
MEDIA — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	333,543
2.80%, 4/1/2031	290,000	291,279
3.50%, 6/1/2041	500,000	492,110
3.70%, 4/1/2051	730,000	706,749
3.85%, 4/1/2061	100,000	95,317
3.90%, 6/1/2052	100,000	99,392
4.20%, 3/15/2028	250,000	279,365
4.40%, 12/1/2061	100,000	104,343
4.80%, 3/1/2050	155,000	174,597
4.91%, 7/23/2025	50,000	56,205
5.05%, 3/30/2029	100,000	116,786
5.38%, 5/1/2047	150,000	179,676
6.48%, 10/23/2045	185,000	251,108
Class USD, 4.50%, 2/1/2024	100,000	108,167
Comcast Corp.:
1.50%, 2/15/2031 (b)	150,000	142,002
1.95%, 1/15/2031 (b)	70,000	68,826
2.45%, 8/15/2052 (b)	115,000	101,578
2.65%, 8/15/2062	75,000	66,364
2.80%, 1/15/2051	805,000	760,805
Security Description	Principal Amount	Value
2.89%, 11/1/2051 (d)	$350,000	$335,604
2.94%, 11/1/2056 (d)	500,000	474,550
3.10%, 4/1/2025	535,000	572,354
3.15%, 3/1/2026	225,000	243,122
3.15%, 2/15/2028	200,000	217,260
3.20%, 7/15/2036	250,000	266,148
3.30%, 2/1/2027	150,000	163,751
3.30%, 4/1/2027	100,000	109,491
3.40%, 4/1/2030	550,000	604,241
3.40%, 7/15/2046	100,000	105,886
3.60%, 3/1/2024	25,000	26,807
3.70%, 4/15/2024	500,000	537,705
3.75%, 4/1/2040	250,000	281,387
3.90%, 3/1/2038	150,000	170,817
3.95%, 10/15/2025	350,000	388,384
4.00%, 11/1/2049	69,000	79,871
4.15%, 10/15/2028	250,000	287,692
4.20%, 8/15/2034 (b)	100,000	117,013
4.25%, 10/15/2030	50,000	58,303
4.25%, 1/15/2033	50,000	58,858
4.60%, 10/15/2038	305,000	372,655
4.65%, 7/15/2042	75,000	93,206
4.70%, 10/15/2048	500,000	638,315
4.95%, 10/15/2058 (b)	105,000	144,487
Discovery Communications LLC:
3.80%, 3/13/2024	100,000	106,608
3.95%, 3/20/2028	30,000	33,243
4.00%, 9/15/2055	265,000	277,169
4.65%, 5/15/2050	250,000	290,222
5.20%, 9/20/2047	100,000	123,321
Fox Corp.:
4.03%, 1/25/2024	25,000	26,815
4.71%, 1/25/2029	40,000	46,612
5.48%, 1/25/2039	275,000	351,576
5.58%, 1/25/2049	25,000	33,696
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	60,001
6.13%, 1/31/2046	100,000	137,426
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	54,023
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	108,487
5.50%, 9/1/2041	425,000	521,802
5.88%, 11/15/2040	50,000	63,037
6.75%, 6/15/2039	50,000	68,396
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	50,000	53,814
Series GMTN, 3.15%, 9/17/2025	25,000	26,989
Series MTN, 3.00%, 7/30/2046 (b)	75,000	75,767
ViacomCBS, Inc.:
2.90%, 1/15/2027	125,000	132,675
3.70%, 6/1/2028	50,000	55,352

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 6/1/2029 (b)	$200,000	$228,074
4.38%, 3/15/2043	25,000	28,632
4.75%, 5/15/2025 (b)	250,000	280,573
4.95%, 1/15/2031 (b)	250,000	299,372
4.95%, 5/19/2050 (b)	200,000	250,818
5.85%, 9/1/2043	200,000	273,312
Walt Disney Co.:
1.75%, 8/30/2024 (b)	50,000	51,561
1.75%, 1/13/2026 (b)	105,000	107,713
2.00%, 9/1/2029	185,000	186,783
2.20%, 1/13/2028	70,000	72,321
2.65%, 1/13/2031	440,000	459,888
3.35%, 3/24/2025	250,000	269,805
3.38%, 11/15/2026	100,000	109,650
3.50%, 5/13/2040	650,000	716,852
3.60%, 1/13/2051	75,000	83,820
3.70%, 10/15/2025	100,000	109,495
3.80%, 5/13/2060	90,000	104,105
4.00%, 10/1/2023	100,000	107,017
4.70%, 3/23/2050	150,000	197,022
5.40%, 10/1/2043	75,000	103,157
6.65%, 11/15/2037	250,000	372,462
		17,835,582
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	76,703
Timken Co. 4.50%, 12/15/2028	20,000	22,369
		99,072
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	32,332
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	342,220
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	148,267
5.00%, 9/30/2043	50,000	66,540
Newmont Corp.:
2.25%, 10/1/2030	65,000	64,673
2.80%, 10/1/2029	80,000	83,292
3.70%, 3/15/2023	7,000	7,255
4.88%, 3/15/2042	50,000	62,635
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	25,000	30,158
4.75%, 3/22/2042	150,000	192,538
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	273,260
Southern Copper Corp. 5.88%, 4/23/2045 (b)	357,000	482,318
		1,785,488
Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023	$100,000	$101,883
2.00%, 2/14/2025 (b)	100,000	103,311
2.38%, 8/26/2029	100,000	103,592
2.88%, 10/15/2027	225,000	243,376
3.25%, 8/26/2049	60,000	63,841
Series MTN, 3.38%, 3/1/2029	50,000	55,100
Series MTN, 3.63%, 10/15/2047	25,000	28,189
Series MTN, 4.00%, 9/14/2048	30,000	35,788
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	67,051
Eaton Corp.:
3.10%, 9/15/2027 (b)	100,000	108,349
4.15%, 11/2/2042	25,000	29,400
General Electric Co.:
3.45%, 5/1/2027 (b)	795,000	872,608
3.63%, 5/1/2030 (b)	800,000	889,224
Series GMTN, 3.45%, 5/15/2024	50,000	53,164
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	378,245
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	36,748
4.00%, 6/14/2049	40,000	45,903
Series MTN, 3.30%, 11/21/2024	50,000	53,558
Textron, Inc.:
2.45%, 3/15/2031 (b)	30,000	30,019
3.90%, 9/17/2029	50,000	55,655
4.00%, 3/15/2026	50,000	55,190
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	35,850
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	111,744
		3,557,788
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (b)	500,000	486,260
2.94%, 6/4/2051	105,000	99,730
3.00%, 2/24/2050	250,000	240,730
3.02%, 1/16/2027	200,000	214,906
3.06%, 6/17/2041	500,000	504,440
3.22%, 4/14/2024	200,000	212,124
3.38%, 2/8/2061	650,000	646,685
3.59%, 4/14/2027	250,000	275,782
3.63%, 4/6/2030 (b)	200,000	222,910
3.94%, 9/21/2028	100,000	112,711
BP Capital Markets PLC 3.81%, 2/10/2024	900,000	966,087

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	$250,000	$257,280
3.85%, 6/1/2027	50,000	54,743
3.90%, 2/1/2025	25,000	27,042
Series GMTN, 4.95%, 6/1/2047 (b)	100,000	123,842
Cenovus Energy, Inc.:
2.65%, 1/15/2032	35,000	34,371
4.40%, 4/15/2029	100,000	112,045
5.38%, 7/15/2025	277,000	313,614
Chevron Corp.:
1.14%, 5/11/2023	250,000	253,370
1.55%, 5/11/2025	885,000	904,833
2.00%, 5/11/2027	350,000	361,053
2.24%, 5/11/2030 (b)	100,000	102,529
2.90%, 3/3/2024 (b)	750,000	790,792
2.95%, 5/16/2026	50,000	53,878
2.98%, 5/11/2040	45,000	46,452
3.08%, 5/11/2050	100,000	103,561
3.19%, 6/24/2023	25,000	26,058
Chevron USA, Inc.:
0.43%, 8/11/2023	30,000	30,067
0.69%, 8/12/2025	65,000	64,292
1.02%, 8/12/2027	40,000	39,117
2.34%, 8/12/2050 (b)	65,000	58,768
4.95%, 8/15/2047	250,000	333,117
5.25%, 11/15/2043	50,000	67,416
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	273,700
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	319,854
4.38%, 5/2/2028	250,000	280,802
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	119,466
ConocoPhillips:
3.75%, 10/1/2027 (d)	300,000	334,635
6.50%, 2/1/2039	75,000	109,607
ConocoPhillips Co.:
4.95%, 3/15/2026	200,000	229,920
5.95%, 3/15/2046	200,000	294,696
6.95%, 4/15/2029	50,000	66,988
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	29,336
5.25%, 9/15/2024 (d)	500,000	553,270
5.85%, 12/15/2025	50,000	57,860
Diamondback Energy, Inc.:
0.90%, 3/24/2023	40,000	40,000
2.88%, 12/1/2024	60,000	62,947
3.13%, 3/24/2031	795,000	824,328
3.25%, 12/1/2026	45,000	48,100
3.50%, 12/1/2029	100,000	106,978
4.40%, 3/24/2051	35,000	39,686
Security Description	Principal Amount	Value
EOG Resources, Inc.:
2.63%, 3/15/2023 (b)	$100,000	$102,732
3.90%, 4/1/2035	25,000	28,356
4.38%, 4/15/2030 (b)	30,000	35,025
4.95%, 4/15/2050	35,000	46,293
Equinor ASA:
2.65%, 1/15/2024	75,000	78,446
2.88%, 4/6/2025	250,000	265,485
3.25%, 11/18/2049	305,000	321,473
3.63%, 9/10/2028	50,000	55,734
3.63%, 4/6/2040	100,000	111,648
3.70%, 3/1/2024	300,000	322,029
3.95%, 5/15/2043	50,000	57,667
4.80%, 11/8/2043	30,000	38,562
Exxon Mobil Corp.:
1.57%, 4/15/2023 (b)	150,000	152,900
2.02%, 8/16/2024 (b)	50,000	51,961
2.44%, 8/16/2029	50,000	52,077
2.61%, 10/15/2030	300,000	314,214
2.99%, 3/19/2025	650,000	693,309
3.00%, 8/16/2039	50,000	51,645
3.10%, 8/16/2049	50,000	50,590
3.29%, 3/19/2027	350,000	384,086
3.45%, 4/15/2051	545,000	582,883
3.48%, 3/19/2030 (b)	250,000	278,297
4.11%, 3/1/2046	125,000	146,621
4.23%, 3/19/2040	105,000	124,707
4.33%, 3/19/2050	250,000	305,467
Hess Corp.:
5.60%, 2/15/2041	75,000	93,227
5.80%, 4/1/2047	250,000	325,097
HollyFrontier Corp. 2.63%, 10/1/2023	45,000	46,478
Marathon Oil Corp.:
4.40%, 7/15/2027 (b)	50,000	56,233
5.20%, 6/1/2045	50,000	59,625
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	53,639
3.80%, 4/1/2028	30,000	32,966
4.50%, 5/1/2023	250,000	264,222
4.50%, 4/1/2048	25,000	28,402
4.70%, 5/1/2025	350,000	390,663
5.13%, 12/15/2026	150,000	174,496
Nexen, Inc. 5.88%, 3/10/2035	100,000	124,610
Phillips 66:
2.15%, 12/15/2030 (b)	150,000	146,414
3.70%, 4/6/2023	520,000	544,612
3.85%, 4/9/2025	180,000	196,137
3.90%, 3/15/2028 (b)	50,000	55,460
4.88%, 11/15/2044 (b)	95,000	119,556
Pioneer Natural Resources Co.:
0.55%, 5/15/2023	15,000	15,012
0.75%, 1/15/2024	105,000	104,853

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
1.13%, 1/15/2026	$95,000	$93,838
2.15%, 1/15/2031	70,000	67,978
4.45%, 1/15/2026	50,000	55,781
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	200,000	200,250
2.38%, 4/6/2025	250,000	261,425
2.38%, 11/7/2029	100,000	103,726
2.50%, 9/12/2026	150,000	159,021
2.75%, 4/6/2030	250,000	265,130
3.13%, 11/7/2049	100,000	103,996
3.25%, 5/11/2025	100,000	108,054
3.25%, 4/6/2050 (b)	500,000	532,155
4.00%, 5/10/2046	100,000	117,607
4.13%, 5/11/2035	75,000	88,323
4.38%, 5/11/2045	250,000	307,100
4.55%, 8/12/2043	250,000	312,937
5.50%, 3/25/2040	25,000	34,504
Suncor Energy, Inc.:
2.80%, 5/15/2023	45,000	46,585
3.10%, 5/15/2025	40,000	42,566
3.75%, 3/4/2051	285,000	304,845
4.00%, 11/15/2047	70,000	77,657
5.35%, 7/15/2033	25,000	30,715
6.50%, 6/15/2038	50,000	69,782
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	509,140
3.13%, 5/29/2050	200,000	201,374
3.75%, 4/10/2024	375,000	404,092
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	28,350
Valero Energy Corp.:
1.20%, 3/15/2024	1,000,000	1,009,280
2.15%, 9/15/2027 (b)	250,000	251,820
2.85%, 4/15/2025	55,000	57,924
3.40%, 9/15/2026	50,000	53,824
6.63%, 6/15/2037	250,000	336,270
		25,652,736
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	100,000	102,721
3.34%, 12/15/2027 (b)	50,000	54,527
4.08%, 12/15/2047 (b)	150,000	168,783
Halliburton Co.:
2.92%, 3/1/2030 (b)	500,000	517,190
3.80%, 11/15/2025	22,000	24,090
4.85%, 11/15/2035	150,000	177,070
5.00%, 11/15/2045	35,000	41,897
7.45%, 9/15/2039	25,000	36,427
NOV, Inc. 3.60%, 12/1/2029 (b)	100,000	105,235
Security Description	Principal Amount	Value
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	$150,000	$154,786
		1,382,726
PACKAGING & CONTAINERS — 0.1%
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031	130,000	133,145
Berry Global, Inc. 1.57%, 1/15/2026 (d)	250,000	250,092
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	26,393
3.40%, 12/15/2027 (b)	35,000	38,202
4.05%, 12/15/2049	10,000	11,605
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	521,580
3.38%, 9/15/2027	100,000	108,782
3.75%, 3/15/2025	100,000	108,168
4.20%, 6/1/2032	50,000	57,460
		1,255,427
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	635,958
2.90%, 11/6/2022	25,000	25,676
2.95%, 11/21/2026	605,000	648,257
3.20%, 5/14/2026	200,000	215,584
3.20%, 11/21/2029	245,000	264,002
3.25%, 10/1/2022	500,000	510,875
3.60%, 5/14/2025	350,000	378,889
3.75%, 11/14/2023	235,000	250,291
3.80%, 3/15/2025	425,000	461,690
3.85%, 6/15/2024	50,000	53,778
4.05%, 11/21/2039	700,000	804,097
4.25%, 11/14/2028	35,000	40,096
4.25%, 11/21/2049	340,000	402,553
4.30%, 5/14/2036	50,000	58,878
4.40%, 11/6/2042	50,000	59,702
4.45%, 5/14/2046	150,000	180,397
4.50%, 5/14/2035	50,000	59,768
4.55%, 3/15/2035	350,000	418,596
4.75%, 3/15/2045	75,000	93,275
4.88%, 11/14/2048	25,000	32,040
AmerisourceBergen Corp.:
0.74%, 3/15/2023	105,000	105,153
2.70%, 3/15/2031	200,000	204,332
2.80%, 5/15/2030	100,000	103,669
3.45%, 12/15/2027	50,000	54,571
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	80,108
1.20%, 5/28/2026 (b)	35,000	34,997
1.75%, 5/28/2028	55,000	55,326
2.25%, 5/28/2031 (b)	20,000	20,324
AstraZeneca PLC:
0.30%, 5/26/2023	75,000	74,977
0.70%, 4/8/2026 (b)	500,000	489,180

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/28/2051 (b)	$780,000	$803,946
3.38%, 11/16/2025	35,000	38,168
3.50%, 8/17/2023 (b)	50,000	52,810
4.00%, 1/17/2029	35,000	39,974
4.00%, 9/18/2042	25,000	29,673
4.38%, 8/17/2048 (b)	40,000	50,652
6.45%, 9/15/2037	25,000	36,989
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	63,217
3.36%, 6/6/2024	23,000	24,450
3.70%, 6/6/2027	163,000	180,211
3.73%, 12/15/2024	14,000	15,136
4.69%, 12/15/2044	20,000	24,822
Becton Dickinson and Co. 4.67%, 6/6/2047	210,000	261,494
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	35,000	35,005
0.75%, 11/13/2025	50,000	49,494
1.13%, 11/13/2027 (b)	50,000	49,262
1.45%, 11/13/2030	30,000	28,745
2.35%, 11/13/2040	520,000	493,782
2.55%, 11/13/2050 (b)	30,000	28,283
2.90%, 7/26/2024	319,000	338,724
3.25%, 2/20/2023	48,000	49,824
3.25%, 2/27/2027	250,000	274,980
3.25%, 8/1/2042 (b)	50,000	53,995
3.40%, 7/26/2029	500,000	554,120
3.88%, 8/15/2025	130,000	143,298
3.90%, 2/20/2028	100,000	113,065
4.13%, 6/15/2039	535,000	639,079
4.25%, 10/26/2049	150,000	186,117
4.35%, 11/15/2047	225,000	280,170
4.55%, 2/20/2048	100,000	128,300
5.00%, 8/15/2045	114,000	153,206
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	264,082
3.41%, 6/15/2027 (b)	300,000	326,736
4.90%, 9/15/2045	25,000	29,828
Cigna Corp.:
1.25%, 3/15/2026	565,000	563,582
2.38%, 3/15/2031	560,000	565,359
2.40%, 3/15/2030	120,000	122,020
3.05%, 10/15/2027	50,000	53,869
3.20%, 3/15/2040	585,000	599,648
3.40%, 3/15/2050	415,000	428,819
3.40%, 3/15/2051	540,000	557,955
3.75%, 7/15/2023	36,000	38,049
4.38%, 10/15/2028	310,000	358,267
4.80%, 8/15/2038	60,000	73,430
4.90%, 12/15/2048	295,000	376,517
6.13%, 11/15/2041	25,000	35,229
CVS Health Corp.:
1.30%, 8/21/2027	300,000	295,281
1.88%, 2/28/2031	250,000	241,205
2.70%, 8/21/2040	850,000	814,215
Security Description	Principal Amount	Value
2.88%, 6/1/2026	$210,000	$223,711
3.38%, 8/12/2024	25,000	26,675
3.70%, 3/9/2023	41,000	42,815
3.75%, 4/1/2030	250,000	277,815
3.88%, 7/20/2025	20,000	21,901
4.10%, 3/25/2025	311,000	341,512
4.13%, 4/1/2040	350,000	401,859
4.30%, 3/25/2028	179,000	204,110
4.78%, 3/25/2038	675,000	826,213
4.88%, 7/20/2035	45,000	54,496
5.05%, 3/25/2048	300,000	386,880
5.13%, 7/20/2045	185,000	238,293
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	100,000	90,500
2.50%, 9/15/2060	250,000	230,277
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	100,000	100,169
3.00%, 6/1/2024	70,000	74,222
3.38%, 6/1/2029	835,000	918,717
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023 (b)	25,000	25,905
3.38%, 5/15/2023 (b)	100,000	104,888
3.63%, 5/15/2025	55,000	60,079
3.88%, 5/15/2028 (b)	100,000	113,206
4.20%, 3/18/2043	25,000	30,510
6.38%, 5/15/2038	50,000	73,795
Johnson & Johnson:
0.55%, 9/1/2025	800,000	789,648
0.95%, 9/1/2027	65,000	63,990
1.30%, 9/1/2030	570,000	549,702
2.10%, 9/1/2040	65,000	61,355
2.25%, 9/1/2050	100,000	92,612
2.45%, 3/1/2026	30,000	31,795
2.45%, 9/1/2060	65,000	60,662
2.90%, 1/15/2028	250,000	270,457
3.38%, 12/5/2023	25,000	26,678
3.40%, 1/15/2038	100,000	112,927
3.55%, 3/1/2036	150,000	172,788
3.63%, 3/3/2037	200,000	230,466
3.75%, 3/3/2047 (b)	100,000	118,823
4.50%, 12/5/2043	50,000	65,057
McKesson Corp. 0.90%, 12/3/2025	370,000	364,513
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	32,207
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	345,495
1.45%, 6/24/2030	55,000	53,230
2.35%, 6/24/2040	70,000	66,718
2.75%, 2/10/2025	325,000	343,983
2.90%, 3/7/2024	45,000	47,428
3.40%, 3/7/2029	100,000	110,730
3.60%, 9/15/2042	25,000	28,243
3.70%, 2/10/2045	50,000	56,981
3.90%, 3/7/2039	100,000	116,795

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/7/2049	$65,000	$77,907
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	102,772
2.00%, 2/14/2027	100,000	103,366
2.20%, 8/14/2030	100,000	102,592
2.75%, 8/14/2050	815,000	820,346
3.00%, 11/20/2025	25,000	26,881
3.10%, 5/17/2027	30,000	32,689
3.40%, 5/6/2024	25,000	26,809
4.00%, 11/20/2045	50,000	60,310
Pfizer, Inc.:
0.80%, 5/28/2025	750,000	747,202
1.70%, 5/28/2030 (b)	150,000	147,930
1.75%, 8/18/2031	65,000	63,504
2.55%, 5/28/2040	150,000	148,445
2.70%, 5/28/2050 (b)	250,000	246,275
2.95%, 3/15/2024	100,000	105,604
3.00%, 12/15/2026 (b)	150,000	164,020
3.20%, 9/15/2023 (b)	50,000	52,631
3.40%, 5/15/2024 (b)	25,000	26,823
3.45%, 3/15/2029	100,000	111,147
3.60%, 9/15/2028 (b)	100,000	112,364
3.90%, 3/15/2039	25,000	29,234
4.00%, 12/15/2036	150,000	178,381
4.00%, 3/15/2049 (b)	100,000	120,893
4.10%, 9/15/2038	200,000	239,038
4.20%, 9/15/2048	35,000	43,360
7.20%, 3/15/2039	75,000	120,641
Sanofi 3.63%, 6/19/2028	100,000	113,791
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	100,000	104,252
3.20%, 9/23/2026	30,000	32,395
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	250,000	246,167
3.03%, 7/9/2040	200,000	202,506
3.18%, 7/9/2050	500,000	507,885
4.40%, 11/26/2023	100,000	107,760
5.00%, 11/26/2028	100,000	119,322
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	305,787
Viatris, Inc.:
2.70%, 6/22/2030 (d)	150,000	151,434
3.85%, 6/22/2040 (d)	500,000	536,300
4.00%, 6/22/2050 (d)	150,000	159,435
Wyeth LLC 6.00%, 2/15/2036	25,000	35,346
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	53,804
3.00%, 5/15/2050	105,000	106,656
3.90%, 8/20/2028	50,000	56,197
4.45%, 8/20/2048	25,000	31,382
Security Description	Principal Amount	Value
4.70%, 2/1/2043	$25,000	$31,907
		33,777,442
PIPELINES — 0.9%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	45,000	47,406
4.80%, 5/3/2029	40,000	45,764
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	90,000	97,876
Enable Midstream Partners L.P.:
4.15%, 9/15/2029 (b)	100,000	108,438
4.40%, 3/15/2027	50,000	55,417
4.95%, 5/15/2028	30,000	33,751
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	200,744
3.40%, 8/1/2051 (b)	145,000	146,034
3.70%, 7/15/2027 (b)	50,000	54,961
4.00%, 11/15/2049 (b)	100,000	111,969
4.25%, 12/1/2026	50,000	56,177
Energy Transfer L.P.:
2.90%, 5/15/2025	500,000	524,550
4.00%, 10/1/2027	50,000	55,163
4.20%, 4/15/2027	50,000	55,263
4.75%, 1/15/2026	225,000	251,390
5.00%, 5/15/2050	250,000	288,662
5.15%, 2/1/2043	25,000	28,172
5.15%, 3/15/2045	225,000	257,546
5.25%, 4/15/2029	275,000	322,160
5.30%, 4/1/2044	25,000	29,051
5.35%, 5/15/2045	25,000	29,177
5.40%, 10/1/2047	150,000	178,861
5.88%, 1/15/2024	250,000	274,470
6.25%, 4/15/2049	275,000	361,916
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	107,363
3.20%, 2/15/2052	200,000	193,368
3.30%, 2/15/2053	250,000	245,547
3.70%, 1/31/2051	500,000	524,840
3.75%, 2/15/2025	75,000	81,333
3.95%, 2/15/2027	200,000	222,776
4.15%, 10/16/2028	25,000	28,415
4.20%, 1/31/2050	65,000	73,323
4.80%, 2/1/2049	25,000	30,474
4.85%, 3/15/2044	50,000	60,152
4.90%, 5/15/2046	50,000	61,280
5.10%, 2/15/2045	200,000	249,006
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	156,805
Kinder Morgan Energy Partners L.P. 5.40%, 9/1/2044	25,000	31,255

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	$110,000	$106,300
3.15%, 1/15/2023	450,000	464,697
3.25%, 8/1/2050 (b)	650,000	623,473
3.60%, 2/15/2051 (b)	100,000	101,287
4.30%, 6/1/2025	300,000	331,332
5.05%, 2/15/2046	50,000	60,476
5.30%, 12/1/2034	200,000	246,686
5.55%, 6/1/2045	150,000	191,508
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	54,940
4.85%, 2/1/2049	275,000	327,379
5.00%, 3/1/2026	50,000	56,994
MPLX L.P.:
1.75%, 3/1/2026	35,000	35,212
2.65%, 8/15/2030	500,000	502,330
3.50%, 12/1/2022	75,000	77,365
4.00%, 3/15/2028	35,000	38,702
4.50%, 4/15/2038	180,000	201,296
4.70%, 4/15/2048	100,000	115,243
4.80%, 2/15/2029 (b)	105,000	121,598
4.88%, 6/1/2025	50,000	55,807
4.90%, 4/15/2058	25,000	29,073
5.20%, 3/1/2047	100,000	121,389
5.20%, 12/1/2047	100,000	120,721
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	25,524
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	25,630
2.75%, 9/1/2024	100,000	104,813
3.10%, 3/15/2030	525,000	547,134
3.40%, 9/1/2029	100,000	106,244
4.00%, 7/13/2027	30,000	33,217
4.45%, 9/1/2049 (b)	40,000	44,503
4.50%, 3/15/2050	25,000	27,912
4.55%, 7/15/2028	50,000	56,682
4.95%, 7/13/2047	150,000	175,900
5.20%, 7/15/2048	25,000	30,462
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	103,777
3.15%, 12/15/2029	100,000	104,302
3.55%, 10/1/2026	10,000	10,782
3.75%, 3/1/2028	25,000	27,112
4.90%, 10/1/2046	10,000	11,898
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	26,643
4.50%, 12/15/2026	50,000	55,860
4.65%, 10/15/2025	400,000	443,224
4.70%, 6/15/2044	25,000	26,744
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	111,717
5.63%, 3/1/2025	200,000	226,960
Security Description	Principal Amount	Value
5.75%, 5/15/2024	$75,000	$83,515
5.88%, 6/30/2026	250,000	293,995
4.50%, 5/15/2030	250,000	288,400
Spectra Energy Partners L.P. 4.75%, 3/15/2024	350,000	380,289
TransCanada PipeLines, Ltd.:
4.10%, 4/15/2030	700,000	794,367
4.63%, 3/1/2034	250,000	294,200
4.75%, 5/15/2038	100,000	119,228
7.63%, 1/15/2039	25,000	38,720
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	802,830
7.85%, 2/1/2026	200,000	249,560
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	56,388
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	760,500
3.50%, 11/15/2030 (b)	100,000	108,662
3.70%, 1/15/2023	20,000	20,661
3.75%, 6/15/2027	200,000	220,484
3.90%, 1/15/2025	50,000	54,016
4.55%, 6/24/2024	65,000	70,931
5.10%, 9/15/2045	125,000	154,839
5.75%, 6/24/2044	25,000	33,012
		16,816,300
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Agree L.P. 2.00%, 6/15/2028	65,000	64,472
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	121,195
3.00%, 5/18/2051	250,000	243,470
3.38%, 8/15/2031	60,000	65,354
3.45%, 4/30/2025	100,000	108,104
4.00%, 2/1/2050	100,000	114,838
4.70%, 7/1/2030	35,000	41,516
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	50,000	53,567
3.63%, 11/15/2027	30,000	32,709
American Tower Corp.:
1.45%, 9/15/2026 (b)	200,000	199,040
1.50%, 1/31/2028	500,000	484,930
2.30%, 9/15/2031	145,000	143,182
2.75%, 1/15/2027	200,000	210,010
3.00%, 6/15/2023	250,000	260,425
3.10%, 6/15/2050	100,000	97,517
3.13%, 1/15/2027	100,000	106,543
3.38%, 10/15/2026	75,000	81,188
3.50%, 1/31/2023	50,000	52,044
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	138,069

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$50,000	$53,614
Series MTN, 2.45%, 1/15/2031	70,000	71,716
Series MTN, 3.20%, 1/15/2028	40,000	43,246
Series MTN, 3.30%, 6/1/2029	65,000	70,881
Series MTN, 3.90%, 10/15/2046	50,000	58,702
Boston Properties L.P.:
2.45%, 10/1/2033	50,000	48,710
2.55%, 4/1/2032	200,000	200,150
2.75%, 10/1/2026	150,000	158,257
2.90%, 3/15/2030	35,000	36,272
3.40%, 6/21/2029	100,000	108,097
3.65%, 2/1/2026	100,000	109,051
3.85%, 2/1/2023	75,000	77,663
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	50,000	50,452
2.50%, 8/16/2031	50,000	49,309
3.65%, 6/15/2024	50,000	53,348
4.05%, 7/1/2030	25,000	27,841
4.13%, 6/15/2026	50,000	55,428
4.13%, 5/15/2029	100,000	112,382
Camden Property Trust:
3.15%, 7/1/2029	65,000	70,209
4.10%, 10/15/2028 (b)	20,000	22,875
CBRE Services, Inc. 4.88%, 3/1/2026 (b)	50,000	57,131
Corporate Office Properties L.P.:
2.25%, 3/15/2026	35,000	35,834
2.75%, 4/15/2031	40,000	40,434
Crown Castle International Corp.:
2.10%, 4/1/2031	500,000	482,095
2.50%, 7/15/2031	500,000	498,735
2.90%, 4/1/2041	500,000	480,625
3.20%, 9/1/2024	250,000	265,960
3.65%, 9/1/2027	150,000	164,703
3.70%, 6/15/2026	15,000	16,391
4.00%, 3/1/2027	20,000	22,281
4.75%, 5/15/2047	100,000	122,742
CubeSmart L.P.:
3.00%, 2/15/2030	100,000	105,115
4.38%, 2/15/2029	30,000	34,182
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	150,000	157,180
3.45%, 11/15/2029	60,000	62,513
Digital Realty Trust L.P. 3.70%, 8/15/2027	150,000	166,614
Duke Realty L.P.:
1.75%, 2/1/2031 (b)	70,000	66,781
Security Description	Principal Amount	Value
3.05%, 3/1/2050	$10,000	$9,833
4.00%, 9/15/2028	100,000	113,193
Equinix, Inc.:
1.00%, 9/15/2025	150,000	148,071
1.45%, 5/15/2026	70,000	69,782
1.55%, 3/15/2028	75,000	73,336
2.00%, 5/15/2028	70,000	70,089
2.50%, 5/15/2031	100,000	100,682
2.63%, 11/18/2024	65,000	68,103
2.95%, 9/15/2051	150,000	140,442
3.20%, 11/18/2029	45,000	47,723
3.40%, 2/15/2052 (b)	50,000	51,063
ERP Operating L.P.:
1.85%, 8/1/2031	200,000	193,382
3.00%, 7/1/2029	25,000	26,693
3.50%, 3/1/2028	100,000	109,806
4.00%, 8/1/2047 (b)	50,000	58,973
4.15%, 12/1/2028	100,000	114,130
Essex Portfolio L.P.:
1.70%, 3/1/2028	165,000	162,142
2.55%, 6/15/2031 (b)	30,000	30,336
3.00%, 1/15/2030	25,000	26,303
3.63%, 5/1/2027	50,000	54,844
4.00%, 3/1/2029	65,000	72,812
4.50%, 3/15/2048 (b)	50,000	61,194
Extra Space Storage L.P. 2.35%, 3/15/2032	70,000	68,412
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	80,086
3.25%, 7/15/2027	50,000	53,953
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	55,000	58,075
4.00%, 1/15/2030	65,000	69,966
4.00%, 1/15/2031	50,000	53,909
5.25%, 6/1/2025	20,000	22,318
5.38%, 11/1/2023	20,000	21,587
5.38%, 4/15/2026	40,000	45,520
5.75%, 6/1/2028	20,000	23,598
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	25,195
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	55,000	52,842
3.50%, 8/1/2026	25,000	27,122
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	100,000	98,973
2.88%, 1/15/2031	125,000	130,326
Highwoods Realty L.P.:
3.05%, 2/15/2030	25,000	26,099
3.88%, 3/1/2027 (b)	50,000	55,366
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	50,000	53,029
Series H, 3.38%, 12/15/2029	150,000	154,413

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	$200,000	$209,992
4.65%, 4/1/2029	25,000	28,718
Kilroy Realty L.P.:
3.05%, 2/15/2030	50,000	52,433
3.45%, 12/15/2024	50,000	53,403
4.75%, 12/15/2028	25,000	28,955
Kimco Realty Corp.:
2.25%, 12/1/2031	180,000	176,413
2.80%, 10/1/2026	50,000	53,051
3.30%, 2/1/2025	40,000	42,624
3.70%, 10/1/2049 (b)	100,000	108,060
3.80%, 4/1/2027 (b)	25,000	27,788
Life Storage L.P.:
2.40%, 10/15/2031 (f)	70,000	69,368
4.00%, 6/15/2029	100,000	111,887
Mid-America Apartments L.P.:
3.60%, 6/1/2027	50,000	55,185
3.95%, 3/15/2029	100,000	112,566
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	237,025
3.10%, 4/15/2050	100,000	96,751
3.50%, 4/15/2051	45,000	46,884
3.60%, 12/15/2026	50,000	54,391
4.30%, 10/15/2028	35,000	39,619
Office Properties Income Trust:
2.40%, 2/1/2027	50,000	49,373
4.25%, 5/15/2024	50,000	53,015
4.50%, 2/1/2025	25,000	26,801
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	198,234
3.63%, 10/1/2029	50,000	52,642
4.38%, 8/1/2023	31,000	32,825
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	109,762
Piedmont Operating Partnership L.P. 3.15%, 8/15/2030	100,000	102,925
Prologis L.P.:
1.25%, 10/15/2030 (b)	30,000	28,112
1.63%, 3/15/2031	250,000	241,097
2.13%, 4/15/2027 (b)	50,000	51,808
2.25%, 4/15/2030	65,000	65,938
3.00%, 4/15/2050	50,000	51,093
4.38%, 2/1/2029	65,000	75,766
Public Storage 1.85%, 5/1/2028 (b)	250,000	252,817
Realty Income Corp.:
0.75%, 3/15/2026	250,000	244,195
1.80%, 3/15/2033	300,000	284,100
3.65%, 1/15/2028	100,000	110,893
3.88%, 4/15/2025	100,000	109,524
Security Description	Principal Amount	Value
4.13%, 10/15/2026	$50,000	$56,160
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	56,084
4.40%, 2/1/2047	150,000	175,341
Sabra Health Care L.P.:
3.20%, 12/1/2031	150,000	147,463
4.80%, 6/1/2024	25,000	27,523
5.13%, 8/15/2026	25,000	27,975
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	198,090
1.75%, 2/1/2028	250,000	248,117
2.20%, 2/1/2031 (b)	250,000	246,037
2.65%, 7/15/2030 (b)	350,000	359,982
2.75%, 6/1/2023	200,000	206,522
4.25%, 11/30/2046	50,000	57,875
Spirit Realty L.P.:
2.10%, 3/15/2028	50,000	49,542
2.70%, 2/15/2032	60,000	59,540
3.40%, 1/15/2030	100,000	106,176
STORE Capital Corp. 4.50%, 3/15/2028	50,000	56,383
Sun Communities Operating L.P.:
2.30%, 11/1/2028 (f)	65,000	65,146
2.70%, 7/15/2031	40,000	40,390
Tanger Properties L.P. 3.88%, 7/15/2027 (b)	50,000	54,024
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	163,282
Series MTN, 1.90%, 3/15/2033	250,000	233,165
Series MTN, 2.95%, 9/1/2026	25,000	26,563
Series MTN, 3.50%, 7/1/2027	50,000	54,751
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	26,084
3.00%, 1/15/2030	50,000	52,087
3.85%, 4/1/2027	100,000	110,548
4.00%, 3/1/2028	100,000	111,352
4.38%, 2/1/2045	75,000	85,312
VEREIT Operating Partnership L.P.:
2.85%, 12/15/2032	250,000	259,655
3.10%, 12/15/2029	150,000	159,678
3.95%, 8/15/2027	40,000	44,752
4.60%, 2/6/2024	5,000	5,395
4.63%, 11/1/2025	50,000	56,223
4.88%, 6/1/2026	10,000	11,451
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	53,202
Welltower, Inc.:
2.05%, 1/15/2029	560,000	556,780
2.70%, 2/15/2027	50,000	52,827
2.80%, 6/1/2031	200,000	205,810

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 1/15/2030	$55,000	$58,103
4.00%, 6/1/2025	175,000	191,427
4.13%, 3/15/2029	100,000	112,765
Weyerhaeuser Co. 4.00%, 11/15/2029	200,000	225,282
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	47,715
3.85%, 7/15/2029	100,000	110,807
		18,798,832
RETAIL — 0.7%
Advance Auto Parts, Inc. 3.90%, 4/15/2030	100,000	110,616
AutoNation, Inc. 4.75%, 6/1/2030	50,000	58,183
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	37,951
3.13%, 4/18/2024	100,000	105,750
3.75%, 6/1/2027	100,000	111,521
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	57,529
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	100,508
1.60%, 4/20/2030	65,000	63,530
1.75%, 4/20/2032	530,000	519,564
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	16,626
4.55%, 2/15/2048	15,000	17,262
Dollar General Corp.:
4.13%, 5/1/2028	70,000	79,523
4.15%, 11/1/2025	25,000	27,713
Dollar Tree, Inc.:
3.70%, 5/15/2023	95,000	99,587
4.00%, 5/15/2025	100,000	109,327
4.20%, 5/15/2028	45,000	50,896
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	98,990
1.88%, 9/15/2031 (b)	40,000	39,304
2.13%, 9/15/2026	150,000	156,954
2.38%, 3/15/2051	500,000	454,600
2.50%, 4/15/2027	350,000	371,073
2.70%, 4/15/2030	250,000	264,557
2.75%, 9/15/2051	100,000	97,603
2.80%, 9/14/2027 (b)	250,000	269,492
3.00%, 4/1/2026	350,000	377,646
3.13%, 12/15/2049	100,000	104,317
3.30%, 4/15/2040	250,000	270,990
3.35%, 4/15/2050	150,000	162,310
3.75%, 2/15/2024	25,000	26,713
4.25%, 4/1/2046	35,000	42,992
5.95%, 4/1/2041	50,000	71,854
Kohl's Corp.:
3.38%, 5/1/2031 (b)	90,000	92,824
5.55%, 7/17/2045	20,000	23,808
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	20,000	19,419
Security Description	Principal Amount	Value
1.70%, 9/15/2028	$25,000	$24,784
1.70%, 10/15/2030	520,000	497,562
2.50%, 4/15/2026	50,000	52,749
2.63%, 4/1/2031	100,000	102,687
3.00%, 10/15/2050	265,000	258,134
3.10%, 5/3/2027	200,000	216,444
3.38%, 9/15/2025 (b)	25,000	27,064
3.50%, 4/1/2051	50,000	53,191
3.70%, 4/15/2046	50,000	54,513
4.05%, 5/3/2047	300,000	343,083
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,222
Series MTN, 2.13%, 3/1/2030	15,000	15,086
Series MTN, 2.63%, 9/1/2029	75,000	78,225
Series MTN, 3.35%, 4/1/2023	80,000	83,338
Series MTN, 3.50%, 3/1/2027	50,000	55,013
Series MTN, 3.60%, 7/1/2030	250,000	278,100
Series MTN, 3.63%, 9/1/2049	160,000	174,691
Series MTN, 3.70%, 1/30/2026	75,000	82,472
Series MTN, 3.80%, 4/1/2028	100,000	111,908
Series MTN, 4.45%, 3/1/2047	125,000	151,966
Series MTN, 4.45%, 9/1/2048	20,000	24,535
Series MTN, 4.70%, 12/9/2035	150,000	184,728
Series MTN, 4.88%, 12/9/2045	100,000	127,768
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	43,143
3.60%, 9/1/2027 (b)	50,000	55,616
4.35%, 6/1/2028	100,000	114,754
Starbucks Corp.:
2.00%, 3/12/2027	100,000	102,522
2.25%, 3/12/2030	100,000	100,815
2.55%, 11/15/2030	100,000	102,830
3.35%, 3/12/2050	25,000	26,028
3.50%, 11/15/2050 (b)	150,000	159,606
3.80%, 8/15/2025	50,000	54,824
3.85%, 10/1/2023 (b)	25,000	26,487
4.00%, 11/15/2028	50,000	56,872
4.45%, 8/15/2049	100,000	122,700
4.50%, 11/15/2048	30,000	37,041
Target Corp.:
2.25%, 4/15/2025	500,000	521,680
2.50%, 4/15/2026	50,000	53,383
3.38%, 4/15/2029	100,000	110,999

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	$250,000	$240,427
2.25%, 9/15/2026	50,000	52,544
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	53,455
3.45%, 6/1/2026	250,000	271,005
4.10%, 4/15/2050 (b)	350,000	388,811
Walmart, Inc.:
1.05%, 9/17/2026 (b)	165,000	164,837
1.50%, 9/22/2028	500,000	498,015
1.80%, 9/22/2031	570,000	564,739
2.50%, 9/22/2041	750,000	747,322
2.65%, 12/15/2024	150,000	159,051
2.65%, 9/22/2051	750,000	746,550
3.25%, 7/8/2029 (b)	80,000	88,779
3.30%, 4/22/2024	325,000	346,278
3.40%, 6/26/2023	325,000	341,685
		13,877,593
SEMICONDUCTORS — 0.6%
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	29,522
3.90%, 10/1/2025	25,000	27,690
4.35%, 4/1/2047	100,000	124,596
5.10%, 10/1/2035	50,000	65,393
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	350,000	384,716
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	80,000	79,048
2.45%, 2/15/2031 (d)	700,000	679,273
2.60%, 2/15/2033 (d)	200,000	193,376
3.15%, 11/15/2025	80,000	85,446
3.42%, 4/15/2033 (d)	315,000	326,441
3.47%, 4/15/2034 (d)	250,000	258,525
3.50%, 2/15/2041 (d)	565,000	560,463
3.75%, 2/15/2051 (d)	40,000	40,119
4.11%, 9/15/2028	159,000	177,104
4.15%, 11/15/2030	100,000	110,895
4.25%, 4/15/2026	500,000	556,550
4.30%, 11/15/2032	55,000	61,563
4.75%, 4/15/2029	150,000	172,172
5.00%, 4/15/2030	200,000	233,712
Intel Corp.:
1.60%, 8/12/2028	55,000	54,814
2.00%, 8/12/2031 (b)	100,000	99,372
2.45%, 11/15/2029	150,000	156,320
2.88%, 5/11/2024	200,000	211,544
3.05%, 8/12/2051	350,000	350,196
3.10%, 2/15/2060	150,000	147,368
3.15%, 5/11/2027	200,000	218,370
3.25%, 11/15/2049	150,000	155,501
3.40%, 3/25/2025	500,000	540,245
3.75%, 3/25/2027	300,000	336,378
4.10%, 5/19/2046	370,000	434,213
Security Description	Principal Amount	Value
4.10%, 5/11/2047	$50,000	$59,280
4.75%, 3/25/2050	150,000	196,870
KLA Corp.:
3.30%, 3/1/2050	50,000	52,696
4.10%, 3/15/2029	65,000	74,008
Lam Research Corp.:
3.75%, 3/15/2026	50,000	55,456
4.00%, 3/15/2029	280,000	321,098
4.88%, 3/15/2049	25,000	33,691
Marvell Technology, Inc.:
1.65%, 4/15/2026 (d)	65,000	65,110
2.45%, 4/15/2028 (d)	65,000	66,257
2.95%, 4/15/2031 (d)	60,000	61,470
Micron Technology, Inc.:
2.50%, 4/24/2023	30,000	30,884
4.66%, 2/15/2030	200,000	231,122
NVIDIA Corp.:
0.31%, 6/15/2023	85,000	84,975
0.58%, 6/14/2024	75,000	75,099
1.55%, 6/15/2028 (b)	100,000	99,619
2.00%, 6/15/2031	100,000	99,625
3.20%, 9/16/2026	50,000	54,761
3.50%, 4/1/2040	300,000	333,096
3.50%, 4/1/2050	150,000	166,962
NXP B.V./NXP Funding LLC 4.88%, 3/1/2024 (d)	100,000	109,098
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (d)	10,000	10,455
3.15%, 5/1/2027 (d)	15,000	16,026
3.25%, 5/11/2041 (d)	350,000	362,194
3.40%, 5/1/2030 (d)	20,000	21,667
QUALCOMM, Inc.:
1.30%, 5/20/2028	250,000	244,397
2.15%, 5/20/2030	100,000	101,548
2.60%, 1/30/2023	200,000	205,592
2.90%, 5/20/2024	200,000	211,456
3.25%, 5/20/2027	50,000	54,834
3.25%, 5/20/2050 (b)	45,000	48,155
3.45%, 5/20/2025	50,000	54,186
4.30%, 5/20/2047	50,000	62,145
4.80%, 5/20/2045	25,000	32,917
Texas Instruments, Inc.:
2.90%, 11/3/2027 (b)	70,000	76,026
3.88%, 3/15/2039	250,000	294,782
4.15%, 5/15/2048	150,000	186,189
Xilinx, Inc. 2.95%, 6/1/2024	50,000	52,694
		11,177,365
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023 (d)	30,000	30,000

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.04%, 8/16/2028 (d)	$100,000	$98,692
		128,692
SOFTWARE — 0.8%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	183,469
Adobe, Inc.:
1.70%, 2/1/2023	20,000	20,375
1.90%, 2/1/2025	30,000	30,980
2.30%, 2/1/2030	30,000	31,035
3.25%, 2/1/2025	25,000	26,827
Autodesk, Inc. 3.50%, 6/15/2027	50,000	54,836
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	152,307
2.90%, 12/1/2029	50,000	52,348
Citrix Systems, Inc.:
1.25%, 3/1/2026	55,000	54,045
3.30%, 3/1/2030 (b)	100,000	102,337
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	87,028
2.95%, 2/15/2051	65,000	62,305
Fidelity National Information Services, Inc.:
0.38%, 3/1/2023	40,000	40,019
0.60%, 3/1/2024	35,000	34,965
1.15%, 3/1/2026	805,000	798,125
1.65%, 3/1/2028 (b)	35,000	34,542
2.25%, 3/1/2031	100,000	99,182
3.10%, 3/1/2041 (b)	15,000	15,182
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	51,539
2.65%, 6/1/2030	50,000	51,205
2.75%, 7/1/2024	100,000	105,298
3.20%, 7/1/2026	275,000	296,964
3.50%, 7/1/2029	65,000	70,789
3.80%, 10/1/2023	150,000	159,465
4.20%, 10/1/2028 (b)	65,000	73,975
4.40%, 7/1/2049	60,000	71,696
Intuit, Inc.:
0.95%, 7/15/2025	15,000	14,977
1.65%, 7/15/2030	15,000	14,610
Microsoft Corp.:
2.00%, 8/8/2023	50,000	51,472
2.40%, 8/8/2026	200,000	212,502
2.53%, 6/1/2050	918,000	886,476
2.65%, 11/3/2022	300,000	306,456
2.68%, 6/1/2060	288,000	279,827
2.88%, 2/6/2024	500,000	525,895
2.92%, 3/17/2052	860,000	894,692
3.04%, 3/17/2062	312,000	328,396
3.13%, 11/3/2025	50,000	54,181
3.30%, 2/6/2027	280,000	309,828
3.45%, 8/8/2036	262,000	300,265
3.63%, 12/15/2023	25,000	26,605
Security Description	Principal Amount	Value
Oracle Corp.:
1.65%, 3/25/2026	$590,000	$598,331
2.30%, 3/25/2028	105,000	107,421
2.40%, 9/15/2023	200,000	206,934
2.50%, 4/1/2025	600,000	627,768
2.63%, 2/15/2023	235,000	241,834
2.65%, 7/15/2026	45,000	47,451
2.80%, 4/1/2027	250,000	264,845
2.88%, 3/25/2031	370,000	381,292
2.95%, 5/15/2025	10,000	10,606
2.95%, 4/1/2030	300,000	313,806
3.60%, 4/1/2040	750,000	777,637
3.60%, 4/1/2050	525,000	525,562
3.65%, 3/25/2041	160,000	166,336
3.80%, 11/15/2037	180,000	193,268
3.85%, 7/15/2036	150,000	162,578
3.85%, 4/1/2060	250,000	254,592
3.90%, 5/15/2035	5,000	5,495
3.95%, 3/25/2051	370,000	391,978
4.00%, 7/15/2046	180,000	190,751
4.10%, 3/25/2061	145,000	155,138
4.30%, 7/8/2034	200,000	227,440
4.38%, 5/15/2055	10,000	11,205
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	237,902
2.00%, 6/30/2030	30,000	29,428
2.95%, 9/15/2029	40,000	42,404
3.80%, 12/15/2026	30,000	33,299
4.20%, 9/15/2028	65,000	74,006
salesforce.com, Inc.:
0.63%, 7/15/2024	55,000	55,099
1.50%, 7/15/2028 (b)	65,000	64,736
1.95%, 7/15/2031 (b)	120,000	119,554
2.70%, 7/15/2041	60,000	59,786
2.90%, 7/15/2051	100,000	100,068
3.05%, 7/15/2061	50,000	50,651
3.25%, 4/11/2023	275,000	286,770
3.70%, 4/11/2028	25,000	28,108
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	61,003
VMware, Inc.:
1.40%, 8/15/2026	500,000	497,795
3.90%, 8/21/2027	150,000	167,063
		14,736,960
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030 (b)	200,000	208,066
4.38%, 7/16/2042	50,000	59,577
4.38%, 4/22/2049 (b)	200,000	244,970
6.13%, 3/30/2040	100,000	141,020
AT&T, Inc.:
0.90%, 3/25/2024	850,000	851,198
1.65%, 2/1/2028 (b)	530,000	525,129
1.70%, 3/25/2026	850,000	861,007
2.25%, 2/1/2032	125,000	121,791

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.30%, 6/1/2027	$550,000	$569,679
2.55%, 12/1/2033	350,000	344,386
2.75%, 6/1/2031	350,000	359,443
3.10%, 2/1/2043	150,000	144,360
3.30%, 2/1/2052	90,000	86,673
3.40%, 5/15/2025	250,000	269,522
3.50%, 6/1/2041	600,000	616,230
3.50%, 9/15/2053	650,000	643,604
3.50%, 2/1/2061	100,000	95,974
3.55%, 9/15/2055	429,000	422,968
3.65%, 6/1/2051	100,000	101,871
3.65%, 9/15/2059	294,000	291,004
3.80%, 2/15/2027	150,000	166,221
3.80%, 12/1/2057	471,000	481,376
3.85%, 6/1/2060	45,000	46,568
4.10%, 2/15/2028	184,000	207,725
4.13%, 2/17/2026	350,000	390,533
4.45%, 4/1/2024	25,000	27,090
4.50%, 5/15/2035	300,000	350,973
4.55%, 3/9/2049	208,000	242,052
4.65%, 6/1/2044	25,000	29,412
4.75%, 5/15/2046	30,000	35,835
4.85%, 3/1/2039	570,000	683,037
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	65,456
4.46%, 4/1/2048	30,000	36,540
Series US-3, 0.75%, 3/17/2024	150,000	150,075
Series US-4, 3.65%, 3/17/2051	150,000	162,839
British Telecommunications PLC 5.13%, 12/4/2028 (b)	200,000	233,906
Cisco Systems, Inc.:
3.50%, 6/15/2025 (b)	25,000	27,323
3.63%, 3/4/2024 (b)	25,000	26,875
5.50%, 1/15/2040	300,000	419,382
Corning, Inc.:
4.38%, 11/15/2057	25,000	30,087
5.35%, 11/15/2048	100,000	136,228
5.75%, 8/15/2040	25,000	33,723
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	250,000	371,252
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	248,580
2.00%, 12/10/2030	250,000	239,512
3.75%, 8/15/2029	100,000	109,482
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	101,761
4.00%, 9/1/2024	23,000	25,050
4.60%, 2/23/2028	125,000	143,965
4.60%, 5/23/2029	50,000	58,020
Orange SA 5.50%, 2/6/2044	50,000	68,541
Security Description	Principal Amount	Value
Rogers Communications, Inc.:
3.00%, 3/15/2023	$30,000	$30,893
3.70%, 11/15/2049	50,000	51,653
4.30%, 2/15/2048	40,000	44,758
4.35%, 5/1/2049	155,000	176,003
5.00%, 3/15/2044	50,000	61,623
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	175,329
5.21%, 3/8/2047	300,000	374,169
5.52%, 3/1/2049	150,000	196,311
7.05%, 6/20/2036	25,000	36,053
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	35,971
TELUS Corp. 4.60%, 11/16/2048	150,000	186,736
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	45,368
2.25%, 11/15/2031 (b)	50,000	48,970
2.55%, 2/15/2031	165,000	165,688
3.00%, 2/15/2041	555,000	538,139
3.30%, 2/15/2051	100,000	96,927
3.50%, 4/15/2025	650,000	699,731
3.60%, 11/15/2060	20,000	19,683
3.75%, 4/15/2027	150,000	165,264
3.88%, 4/15/2030	380,000	419,824
4.38%, 4/15/2040	350,000	402,766
4.50%, 4/15/2050	545,000	636,571
Verizon Communications, Inc.:
0.75%, 3/22/2024	555,000	557,403
0.85%, 11/20/2025 (b)	200,000	198,006
1.45%, 3/20/2026	580,000	585,371
1.50%, 9/18/2030	60,000	56,647
1.68%, 10/30/2030 (b)	55,000	52,236
1.75%, 1/20/2031	200,000	190,268
2.55%, 3/21/2031	500,000	507,255
2.63%, 8/15/2026	50,000	52,909
2.65%, 11/20/2040	200,000	188,634
2.88%, 11/20/2050	200,000	186,032
2.99%, 10/30/2056	837,000	778,067
3.00%, 11/20/2060	175,000	161,572
3.15%, 3/22/2030	500,000	534,850
3.38%, 2/15/2025	500,000	540,090
3.40%, 3/22/2041	500,000	521,750
3.55%, 3/22/2051	500,000	526,455
3.70%, 3/22/2061	500,000	528,535
3.88%, 2/8/2029	10,000	11,223
4.00%, 3/22/2050	500,000	564,345
4.02%, 12/3/2029	350,000	396,907
4.27%, 1/15/2036	28,000	32,970
4.33%, 9/21/2028	285,000	327,850
4.40%, 11/1/2034	250,000	296,070
4.50%, 8/10/2033	250,000	297,680
4.52%, 9/15/2048	25,000	30,601
4.81%, 3/15/2039	100,000	124,165

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
5.01%, 4/15/2049	$15,000	$19,646
Vodafone Group PLC:
4.13%, 5/30/2025	50,000	55,323
4.38%, 5/30/2028	500,000	574,360
4.38%, 2/19/2043	75,000	87,165
5.00%, 5/30/2038	250,000	312,997
5.25%, 5/30/2048	225,000	291,528
		26,505,231
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	108,936
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	32,701
3.90%, 11/19/2029 (b)	100,000	110,224
		142,925
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	15,483
3.30%, 9/15/2051	350,000	376,820
3.40%, 9/1/2024	100,000	107,351
3.55%, 2/15/2050	250,000	280,460
3.75%, 4/1/2024	25,000	26,773
3.90%, 8/1/2046	100,000	116,336
4.05%, 6/15/2048	155,000	185,127
4.13%, 6/15/2047	150,000	179,964
4.15%, 12/15/2048	30,000	36,459
4.45%, 3/15/2043	50,000	62,185
4.55%, 9/1/2044	50,000	62,953
4.90%, 4/1/2044	125,000	163,745
Canadian National Railway Co.:
2.45%, 5/1/2050 (b)	15,000	13,832
2.75%, 3/1/2026	100,000	106,328
2.95%, 11/21/2024	50,000	52,921
3.20%, 8/2/2046	25,000	26,193
3.65%, 2/3/2048	50,000	56,123
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	34,550
4.00%, 6/1/2028	100,000	112,814
4.80%, 9/15/2035	30,000	36,466
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	51,198
2.50%, 5/15/2051	60,000	54,332
3.25%, 6/1/2027	50,000	54,355
3.35%, 9/15/2049	65,000	68,440
3.40%, 8/1/2024 (b)	25,000	26,840
3.80%, 3/1/2028	50,000	55,770
3.80%, 11/1/2046	100,000	112,379
4.10%, 3/15/2044	75,000	86,969
4.25%, 3/15/2029	95,000	109,291
4.30%, 3/1/2048	50,000	60,447
4.50%, 3/15/2049	125,000	155,981
Security Description	Principal Amount	Value
4.65%, 3/1/2068	$50,000	$64,541
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	65,417
3.25%, 5/15/2041	65,000	65,782
3.40%, 2/15/2028	50,000	54,678
3.90%, 2/1/2035	200,000	225,602
4.05%, 2/15/2048	50,000	56,052
4.55%, 4/1/2046	100,000	119,188
4.75%, 11/15/2045	25,000	30,510
4.95%, 10/17/2048	100,000	126,402
5.25%, 5/15/2050	250,000	330,112
Kansas City Southern:
2.88%, 11/15/2029	65,000	68,236
3.50%, 5/1/2050	25,000	26,228
4.70%, 5/1/2048	50,000	61,977
Norfolk Southern Corp.:
2.90%, 6/15/2026 (b)	150,000	160,530
2.90%, 8/25/2051 (b)	150,000	145,230
3.05%, 5/15/2050	350,000	347,826
3.15%, 6/1/2027 (b)	50,000	54,242
3.16%, 5/15/2055	68,000	68,059
3.40%, 11/1/2049	100,000	105,935
3.94%, 11/1/2047	100,000	114,252
4.45%, 6/15/2045	19,000	23,256
Ryder System, Inc. Series MTN, 2.50%, 9/1/2024	40,000	41,822
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	259,615
2.38%, 5/20/2031	40,000	40,980
2.40%, 2/5/2030	500,000	513,000
2.75%, 3/1/2026	50,000	53,171
2.97%, 9/16/2062	110,000	106,315
3.20%, 5/20/2041	70,000	73,793
3.25%, 2/5/2050	700,000	735,014
3.50%, 6/8/2023	50,000	52,480
3.55%, 5/20/2061 (b)	100,000	108,182
3.80%, 10/1/2051	52,000	60,017
3.80%, 4/6/2071 (d)	175,000	197,104
3.84%, 3/20/2060	130,000	149,188
4.10%, 9/15/2067	15,000	17,712
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	31,735
2.45%, 10/1/2022	125,000	127,715
2.50%, 4/1/2023	150,000	154,653
3.05%, 11/15/2027 (b)	50,000	54,960
3.75%, 11/15/2047	175,000	203,051
3.90%, 4/1/2025 (b)	500,000	547,365
5.30%, 4/1/2050	200,000	288,982
		9,019,794
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	189,458
3.10%, 6/1/2051	250,000	236,365
3.85%, 3/30/2027	50,000	54,861

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 11/7/2028	$50,000	$57,567
4.70%, 4/1/2029	25,000	28,986
		567,237
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031 (b)	100,000	101,374
2.95%, 9/1/2027	121,000	130,150
3.25%, 6/1/2051	100,000	103,784
3.40%, 3/1/2025	25,000	26,927
3.45%, 5/1/2050	50,000	53,677
3.75%, 9/1/2028 (b)	100,000	112,135
3.75%, 9/1/2047	100,000	112,037
4.30%, 12/1/2042	25,000	30,007
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	105,858
2.70%, 4/15/2030	60,000	62,099
		838,048
TOTAL CORPORATE BONDS & NOTES (Cost $496,548,027)		513,466,886
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	350,000	351,592
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2021-1, Class A3, 0.37%, 8/18/2025	100,000	100,020
Carmax Auto Owner Trust 2019-1 Series 2019-1, Class A4, 3.26%, 8/15/2024	213,000	220,288
CarMax Auto Owner Trust 2021-2 Series 2021-2, Class A3, 0.52%, 2/17/2026	100,000	100,144
Exeter Automobile Receivables Trust Series 2021-2A, Class C, 0.98%, 6/15/2026	350,000	350,049
Ford Credit Auto Lease Trust Series 2021-B, Class A3, 0.37%, 10/15/2024	219,000	218,830
GM Financial Automobile Leasing Trust 2021-2 Series 2021-2, Class A3, 0.34%, 5/20/2024	267,000	267,046
Security Description	Principal Amount	Value
GM Financial Consumer Automobile Receivables Trust 2021-2 Series 2021-2, Class A3, 0.51%, 4/16/2026	$155,000	$155,220
Honda Auto Receivables Owner Trust Series 2021-2, Class A3, 0.33%, 8/15/2025	215,000	214,410
Hyundai Auto Receivables Trust Series 2021-A, Class A3, 0.38%, 9/15/2025	87,000	86,896
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	200,000	199,980
Santander Drive Auto Receivables Trust Series 2021-2, Class A3, 0.34%, 2/18/2025	225,000	225,136
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A3, 0.35%, 1/15/2025	1,340,000	1,340,903
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	250,179
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	100,000	100,097
World Omni Auto Receivables Trust Series 2021-A, Class A3, 0.30%, 1/15/2026	300,000	299,119
		4,128,317
CREDIT CARD — 0.1%
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	45,000	44,884
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	346,252
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	231,811
Discover Card Execution Note Trust Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	269,091
		892,038
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	200,000	199,127

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	$86,000	$85,775
Verizon Owner Trust Series 2020-B, Class A, 0.47%, 2/20/2025	500,000	501,259
		786,161
TOTAL ASSET-BACKED SECURITIES (Cost $6,160,585)		6,158,108
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025 (b)	90,000	88,379
1.50%, 02/12/2025	50,000	51,320
Series GMTN, 0.50%, 02/02/2026	500,000	490,385
Series GMTN, 2.88%, 03/13/2023	100,000	103,748
		733,832
CANADA — 0.5%
Canada Government International Bond 1.63%, 1/22/2025	1,250,000	1,290,150
Export Development Canada:
1.38%, 02/24/2023	250,000	253,993
2.50%, 01/24/2023	200,000	205,942
Province of Alberta Canada:
1.00%, 05/20/2025 (b)	500,000	503,140
1.30%, 07/22/2030	400,000	383,448
3.30%, 03/15/2028	650,000	722,826
Province of British Columbia Canada:
1.30%, 01/29/2031 (b)	200,000	193,702
2.25%, 06/02/2026	150,000	158,421
Province of Manitoba Canada:
2.13%, 06/22/2026	250,000	261,367
Series GX, 2.60%, 04/16/2024 (b)	100,000	105,053
Province of New Brunswick Canada 3.63%, 2/24/2028	50,000	56,687
Province of Ontario Canada:
0.63%, 01/21/2026	440,000	433,356
1.05%, 04/14/2026	200,000	200,026
1.13%, 10/07/2030 (b)	500,000	474,375
1.60%, 02/25/2031	250,000	246,333
2.00%, 10/02/2029	350,000	360,094
2.20%, 10/03/2022	250,000	254,982
2.50%, 04/27/2026	350,000	372,568
3.40%, 10/17/2023 (b)	350,000	371,392
Province of Quebec Canada:
0.60%, 07/23/2025	1,000,000	991,630
Security Description	Principal Amount	Value
1.35%, 05/28/2030	$300,000	$292,287
1.90%, 04/21/2031 (b)	500,000	506,975
2.50%, 04/20/2026	250,000	266,385
2.75%, 04/12/2027	200,000	216,076
Series QO, 2.88%, 10/16/2024	200,000	213,456
Series QX, 1.50%, 02/11/2025	500,000	512,635
		9,847,299
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	200,000	198,356
2.55%, 07/27/2033	250,000	244,190
3.10%, 01/22/2061 (b)	250,000	226,397
3.13%, 01/21/2026	50,000	53,449
3.24%, 02/06/2028	200,000	213,052
3.25%, 09/21/2071	250,000	227,690
3.86%, 06/21/2047	300,000	322,575
		1,485,709
GERMANY — 0.3%
FMS Wertmanagement 2.75%, 1/30/2024	250,000	263,290
Kreditanstalt fuer Wiederaufbau:
0.01%, 06/29/2037	100,000	74,357
0.25%, 04/25/2023	130,000	130,019
0.25%, 10/19/2023	300,000	299,484
0.25%, 03/08/2024	1,165,000	1,159,676
0.38%, 07/18/2025	250,000	246,362
0.63%, 01/22/2026	225,000	222,235
0.75%, 09/30/2030 (b)	500,000	468,745
1.38%, 08/05/2024	500,000	511,730
1.63%, 02/15/2023	500,000	509,665
1.75%, 09/14/2029	250,000	256,172
2.00%, 05/02/2025	100,000	104,515
2.13%, 01/17/2023	100,000	102,465
2.38%, 12/29/2022	250,000	256,780
2.50%, 11/20/2024	300,000	317,454
2.63%, 02/28/2024	250,000	262,980
2.88%, 04/03/2028 (b)	290,000	318,771
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	240,000	239,086
0.88%, 09/03/2030	200,000	188,920
3.13%, 11/14/2023 (b)	100,000	105,778
Series 37, 2.50%, 11/15/2027	50,000	53,760
Series 40, 0.50%, 05/27/2025	90,000	89,186
		6,181,430

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 3/25/2024	$350,000	$388,682
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031 (b)	500,000	479,855
2.95%, 01/11/2023	275,000	283,189
3.05%, 03/12/2051	250,000	236,560
4.45%, 04/15/2070	200,000	228,140
4.75%, 02/11/2029	150,000	175,059
5.35%, 02/11/2049 (b)	100,000	128,808
		1,531,611
ISRAEL — 0.1%
Israel Government International Bond:
2.75%, 07/03/2030	200,000	212,730
2.88%, 03/16/2026 (b)	100,000	107,159
3.25%, 01/17/2028	100,000	109,744
3.88%, 07/03/2050	200,000	228,040
4.13%, 01/17/2048	100,000	120,547
State of Israel 3.38%, 1/15/2050	300,000	318,618
		1,096,838
ITALY — 0.1%
Republic of Italy Government International Bond:
0.88%, 05/06/2024	200,000	199,630
1.25%, 02/17/2026	250,000	246,363
2.38%, 10/17/2024	250,000	259,427
2.88%, 10/17/2029	500,000	518,600
3.88%, 05/06/2051	200,000	216,518
4.00%, 10/17/2049	200,000	221,368
5.38%, 06/15/2033	50,000	62,824
		1,724,730
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.38%, 09/15/2023	250,000	249,803
0.63%, 07/15/2025	450,000	445,189
1.25%, 01/21/2031	250,000	240,728
1.88%, 04/15/2031	200,000	202,944
2.75%, 11/16/2027	200,000	215,904
2.88%, 07/21/2027	100,000	108,420
3.25%, 07/20/2023	150,000	157,692
3.25%, 07/20/2028	250,000	278,647
3.38%, 10/31/2023	200,000	211,990
Series DTC, 1.75%, 10/17/2024	200,000	206,114
Series DTC, 2.38%, 04/20/2026	200,000	211,078
Series DTC, 2.50%, 05/23/2024	200,000	209,816
Security Description	Principal Amount	Value
Japan International Cooperation Agency 1.75%, 4/28/2031 (b)	$200,000	$200,596
		2,938,921
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031 (b)	450,000	433,953
3.25%, 04/16/2030 (b)	350,000	359,313
3.75%, 01/11/2028 (b)	100,000	109,018
3.77%, 05/24/2061	200,000	177,594
3.90%, 04/27/2025	500,000	550,265
4.13%, 01/21/2026	125,000	139,919
4.15%, 03/28/2027 (b)	200,000	225,640
4.28%, 08/14/2041	525,000	535,993
4.50%, 04/22/2029	250,000	281,393
4.50%, 01/31/2050 (b)	250,000	256,138
4.60%, 02/10/2048 (b)	200,000	206,878
4.75%, 04/27/2032	200,000	225,390
5.00%, 04/27/2051 (b)	200,000	219,822
5.55%, 01/21/2045	450,000	526,738
6.05%, 01/11/2040	30,000	36,814
Series MTN, 4.75%, 03/08/2044	100,000	106,819
		4,391,687
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	200,000	188,266
3.16%, 01/23/2030 (b)	200,000	206,170
3.75%, 03/16/2025	150,000	161,217
3.87%, 07/23/2060	200,000	195,550
3.88%, 03/17/2028	200,000	217,284
4.50%, 05/15/2047	50,000	54,762
4.50%, 04/16/2050	700,000	762,118
6.70%, 01/26/2036	50,000	66,556
		1,851,923
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 01/23/2026	250,000	255,485
2.78%, 01/23/2031	320,000	317,763
2.78%, 12/01/2060 (b)	150,000	126,832
2.84%, 06/20/2030	55,000	55,491
3.23%, 07/28/2121	150,000	124,732
3.30%, 03/11/2041	815,000	792,433
3.55%, 03/10/2051 (b)	70,000	69,688
4.13%, 08/25/2027	150,000	165,979
5.63%, 11/18/2050 (b)	150,000	203,934
6.55%, 03/14/2037	25,000	33,763
		2,146,100

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031 (b)	$250,000	$238,585
1.95%, 01/06/2032	200,000	193,766
2.46%, 05/05/2030	200,000	204,532
2.65%, 12/10/2045	250,000	228,508
2.95%, 05/05/2045	250,000	238,267
3.70%, 03/01/2041	200,000	212,184
3.70%, 02/02/2042	100,000	106,138
3.95%, 01/20/2040	200,000	218,314
4.20%, 01/21/2024	300,000	322,473
5.00%, 01/13/2037	150,000	185,334
7.75%, 01/14/2031	100,000	144,404
Republic of Philippines 3.20%, 7/6/2046	200,000	196,824
		2,489,329
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	50,000	51,897
3.25%, 04/06/2026	175,000	191,945
4.00%, 01/22/2024	150,000	161,825
		405,667
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	501,020
0.63%, 02/09/2026 (b)	200,000	195,430
1.13%, 12/29/2026	200,000	198,722
2.38%, 04/21/2027	25,000	26,330
2.50%, 06/29/2041	250,000	247,892
3.00%, 11/01/2022	250,000	256,995
3.25%, 11/10/2025	150,000	162,770
Korea Development Bank:
0.40%, 06/19/2024 (b)	215,000	214,088
0.80%, 07/19/2026 (b)	250,000	245,298
1.63%, 01/19/2031 (b)	250,000	245,460
2.75%, 03/19/2023	200,000	206,642
3.00%, 01/13/2026	100,000	107,650
Korea International Bank 3.50%, 9/20/2028	200,000	224,534
Korea International Bond 1.00%, 9/16/2030	200,000	188,928
		3,021,759
SUPRANATIONAL — 1.4%
African Development Bank:
0.75%, 04/03/2023	350,000	352,639
0.88%, 03/23/2026 (b)	150,000	149,358
3.00%, 09/20/2023	150,000	157,793
Asian Development Bank:
0.63%, 04/29/2025	500,000	498,320
1.50%, 10/18/2024	200,000	205,464
1.63%, 01/24/2023	500,000	509,350
2.63%, 01/30/2024	200,000	210,180
Security Description	Principal Amount	Value
Series GMTN, 0.25%, 07/14/2023	$275,000	$274,827
Series GMTN, 0.25%, 10/06/2023	200,000	199,666
Series GMTN, 0.38%, 06/11/2024	725,000	722,310
Series GMTN, 0.38%, 09/03/2025	250,000	245,988
Series GMTN, 0.50%, 02/04/2026 (b)	250,000	245,388
Series GMTN, 0.75%, 10/08/2030	200,000	186,996
Series GMTN, 1.00%, 04/14/2026	100,000	100,149
Series GMTN, 1.25%, 06/09/2028	100,000	99,540
Series GMTN, 1.50%, 03/04/2031	250,000	249,020
Series GMTN, 1.88%, 01/24/2030	500,000	515,675
Series GMTN, 2.00%, 04/24/2026	100,000	104,603
Series GMTN, 2.38%, 08/10/2027	50,000	53,353
Series GMTN, 2.50%, 11/02/2027	100,000	107,532
Series GMTN, 2.63%, 01/12/2027	50,000	53,894
Series GMTN, 2.75%, 03/17/2023	85,000	88,116
Series GMTN, 3.13%, 09/26/2028	50,000	55,881
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	165,000	164,677
0.50%, 05/28/2025	200,000	198,142
0.50%, 01/27/2026	500,000	490,685
Corp. Andina de Fomento:
2.38%, 05/12/2023	150,000	154,077
2.75%, 01/06/2023	100,000	102,710
Council Of Europe Development Bank:
0.38%, 06/10/2024	250,000	249,032
0.88%, 09/22/2026	100,000	99,193
2.50%, 02/27/2024 (b)	30,000	31,459
2.63%, 02/13/2023	60,000	61,903
European Bank for Reconstruction & Development:
Series GMTN, 0.25%, 07/10/2023	100,000	99,938
Series GMTN, 0.50%, 11/25/2025	250,000	246,643
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	196,398
Series GMTN, 1.50%, 02/13/2025	250,000	256,877

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
European Investment Bank:
0.25%, 09/15/2023	$365,000	$364,562
0.38%, 12/15/2025	200,000	196,108
0.38%, 03/26/2026	750,000	731,400
0.63%, 07/25/2025	350,000	348,278
0.75%, 10/26/2026 (b)	250,000	246,578
0.75%, 09/23/2030	200,000	187,332
1.25%, 02/14/2031 (b)	390,000	380,063
1.38%, 05/15/2023	350,000	356,345
1.63%, 03/14/2025	485,000	500,476
1.63%, 05/13/2031 (b)	100,000	100,639
1.88%, 02/10/2025	100,000	104,025
2.00%, 12/15/2022	250,000	255,425
2.13%, 04/13/2026	100,000	105,206
2.38%, 05/24/2027	100,000	106,808
2.50%, 03/15/2023 (b)	145,000	149,734
2.50%, 10/15/2024 (b)	25,000	26,440
2.63%, 03/15/2024	1,100,000	1,158,344
Series GMTN, 2.88%, 08/15/2023	350,000	366,779
Series GMTN, 3.13%, 12/14/2023	350,000	371,049
Inter-American Development Bank:
0.25%, 11/15/2023	150,000	149,685
0.50%, 05/24/2023 (b)	500,000	502,050
0.63%, 07/15/2025	500,000	497,340
0.63%, 09/16/2027 (b)	500,000	483,450
0.88%, 04/03/2025	500,000	502,940
1.13%, 07/20/2028	200,000	197,024
2.00%, 07/23/2026	100,000	104,588
2.25%, 06/18/2029	250,000	265,257
2.38%, 07/07/2027	100,000	106,699
2.50%, 01/18/2023	100,000	102,944
2.63%, 01/16/2024	350,000	367,395
3.00%, 02/21/2024	100,000	106,060
3.13%, 09/18/2028	100,000	111,748
4.38%, 01/24/2044	75,000	102,468
Series GMTN, 0.88%, 04/20/2026	250,000	249,027
Series GMTN, 1.13%, 01/13/2031	250,000	240,983
Series GMTN, 1.75%, 03/14/2025	250,000	258,990
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	75,000	74,840
0.38%, 07/28/2025	750,000	738,937
0.50%, 10/28/2025	250,000	246,783
0.63%, 04/22/2025	550,000	548,350
0.75%, 03/11/2025	500,000	501,030
0.75%, 11/24/2027	390,000	379,021
0.75%, 08/26/2030 (b)	170,000	159,181
0.88%, 07/15/2026 (b)	1,000,000	994,540
0.88%, 05/14/2030 (b)	250,000	237,723
Security Description	Principal Amount	Value
1.13%, 09/13/2028	$500,000	$492,120
1.25%, 02/10/2031	500,000	487,410
1.63%, 01/15/2025	350,000	361,168
2.50%, 03/19/2024	350,000	367,570
3.00%, 09/27/2023	350,000	368,483
Series GDIF, 1.38%, 04/20/2028	250,000	250,932
Series GDIF, 1.75%, 10/23/2029	250,000	255,725
Series GDIF, 1.88%, 06/19/2023	300,000	308,259
Series GDIF, 2.50%, 11/25/2024	300,000	317,616
Series GDIF, 2.50%, 07/29/2025	200,000	212,974
Series GDIF, 2.50%, 11/22/2027	250,000	269,017
Series GMTN, 4.75%, 02/15/2035	25,000	33,257
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	246,338
Series GMTN, 2.13%, 04/07/2026	100,000	105,168
Series GMTN, 2.88%, 07/31/2023	150,000	157,007
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	500,000	493,235
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	198,836
0.38%, 09/11/2025	200,000	196,580
Series GMTN, 0.50%, 01/21/2026 (b)	200,000	196,460
		27,340,575
SWEDEN — 0.1%
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	345,446
1.63%, 11/14/2022	200,000	203,148
Series USMT, 0.38%, 03/11/2024 (b)	500,000	498,385
		1,046,979
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	259,254
4.38%, 01/23/2031	280,000	323,770
5.10%, 06/18/2050	175,000	222,953
		805,977
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $68,666,927)		69,429,048

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.7%
Federal Farm Credit Banks:
2.88%, 7/17/2023	$100,000	$104,616
3.50%, 12/20/2023	50,000	53,442
Federal Farm Credit Banks Funding Corp.:
0.13%, 11/23/2022	150,000	149,942
0.13%, 4/13/2023	500,000	499,405
0.13%, 5/10/2023	300,000	299,550
0.25%, 2/26/2024	105,000	104,686
0.30%, 11/12/2024	250,000	247,723
0.35%, 5/16/2024	250,000	249,140
0.47%, 8/19/2024	100,000	99,651
0.68%, 8/4/2025	100,000	99,815
0.68%, 1/13/2027	250,000	244,745
0.70%, 1/27/2027	100,000	97,982
0.79%, 6/21/2027	125,000	122,385
0.90%, 8/19/2027	100,000	98,200
1.00%, 8/3/2027	100,000	98,589
1.04%, 1/25/2029	150,000	145,664
1.10%, 8/10/2029	150,000	145,362
1.14%, 8/20/2029	150,000	145,787
1.15%, 8/12/2030	100,000	96,273
1.32%, 9/9/2030	100,000	97,276
1.38%, 1/14/2031	250,000	242,995
1.65%, 7/23/2035	100,000	95,103
1.69%, 8/20/2035	100,000	95,421
1.95%, 8/13/2040	100,000	94,379
1.99%, 3/17/2031	500,000	500,985
Federal Home Loan Bank:
0.13%, 10/21/2022	165,000	164,955
0.13%, 3/17/2023	400,000	399,932
0.13%, 6/2/2023	325,000	324,402
0.13%, 8/28/2023	800,000	797,728
0.50%, 4/14/2025 (b)	205,000	203,952
0.55%, 1/20/2026	150,000	147,663
0.65%, 1/28/2026	150,000	148,590
0.65%, 2/26/2026	100,000	98,826
0.70%, 1/28/2026	150,000	148,863
0.75%, 2/24/2026	100,000	99,441
0.83%, 2/10/2027	100,000	97,847
0.90%, 2/26/2027	150,000	147,941
1.00%, 8/16/2028	250,000	244,178
1.38%, 2/17/2023	750,000	762,637
1.50%, 8/15/2024	190,000	195,461
1.88%, 12/9/2022	250,000	255,130
2.50%, 2/13/2024 (b)	220,000	231,134
2.88%, 9/13/2024	50,000	53,422
3.25%, 6/9/2028	500,000	560,750
3.25%, 11/16/2028	280,000	316,100
3.38%, 12/8/2023	50,000	53,265
5.50%, 7/15/2036	135,000	196,841
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	$190,000	$189,289
0.25%, 6/26/2023	500,000	500,030
0.25%, 8/24/2023	215,000	214,899
0.25%, 9/8/2023	750,000	749,475
0.25%, 11/6/2023	650,000	649,181
0.25%, 12/4/2023	875,000	873,285
0.32%, 11/2/2023	150,000	149,966
0.36%, 5/15/2024	250,000	249,490
0.38%, 4/20/2023 (b)	250,000	250,703
0.38%, 5/5/2023	350,000	350,903
0.38%, 9/23/2025	730,000	718,108
0.60%, 10/15/2025	110,000	108,914
0.60%, 10/20/2025	150,000	148,628
0.63%, 11/25/2025	175,000	173,392
0.68%, 8/6/2025	100,000	99,480
0.75%, 6/23/2026	150,000	148,121
1.50%, 2/12/2025	500,000	514,425
1.50%, 2/1/2051	2,393,278	2,327,218
1.50%, 10/1/2051	2,000,000	1,943,526
2.00%, 6/1/2036	2,442,072	2,517,068
2.00%, 10/1/2050	1,494,589	1,499,394
2.00%, 12/1/2050	1,128,676	1,132,305
2.00%, 1/1/2051	2,847,422	2,856,576
2.00%, 9/1/2051	4,982,278	4,997,662
2.22%, 7/13/2040	150,000	145,268
2.50%, 10/1/2029	21,643	22,579
2.50%, 1/1/2031	44,779	46,766
2.50%, 5/1/2031	70,308	73,471
2.50%, 6/1/2031	130,591	136,467
2.50%, 10/1/2031	123,421	128,974
2.50%, 12/1/2031	165,577	173,556
2.50%, 12/1/2032	568,848	593,914
2.50%, 2/1/2033	622,312	649,734
2.50%, 9/1/2035	729,965	761,099
2.50%, 9/1/2046	843,568	875,836
2.50%, 7/1/2050	3,650,123	3,762,355
2.50%, 10/1/2050	2,354,634	2,427,033
2.50%, 2/1/2051	3,101,850	3,197,560
3.00%, 10/1/2030	318,500	338,266
3.00%, 12/1/2030	55,933	59,079
3.00%, 5/1/2031	41,784	44,166
3.00%, 12/1/2031	222,035	234,695
3.00%, 2/1/2032	305,714	323,144
3.00%, 5/1/2032	307,717	324,694
3.00%, 7/1/2032	90,544	95,539
3.00%, 1/1/2033	377,170	397,978
3.00%, 3/1/2035	1,573,468	1,655,871
3.00%, 5/1/2035	752,213	791,789
3.00%, 4/1/2036	198,628	210,526
3.00%, 6/1/2036	121,168	128,425
3.00%, 2/1/2038	404,128	427,509
3.00%, 1/1/2043	1,610,941	1,717,561
3.00%, 7/1/2043	1,704,887	1,819,013

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/1/2045	$40,949	$43,367
3.00% 8/1/2045	258,344	274,834
3.00%, 4/1/2046	156,598	165,610
3.00% 6/1/2046	2,074,521	2,212,754
3.00%, 7/1/2046	2,607,910	2,761,222
3.00%, 8/1/2046	297,033	314,127
3.00%, 9/1/2046	97,499	103,110
3.00%, 10/1/2046	166,384	175,959
3.00% 11/1/2046	589,243	623,150
3.00% 12/1/2046	532,285	562,915
3.00%, 1/1/2047	387,253	409,540
3.00% 2/1/2047	1,004,069	1,070,827
3.00%, 4/1/2047	2,590,934	2,743,247
3.00%, 9/1/2049	279,440	292,135
3.00%, 12/1/2049	270,717	283,016
3.00%, 2/1/2050	994,198	1,039,366
3.00%, 4/1/2050	1,715,298	1,793,393
3.00%, 5/1/2050	2,517,232	2,632,126
3.00%, 6/1/2051	1,866,820	1,961,756
3.50%, 4/1/2032	169,176	181,042
3.50%, 6/1/2033	313,574	334,982
3.50%, 9/1/2033	219,585	234,576
3.50%, 11/1/2034	126,450	135,897
3.50%, 3/1/2037	156,465	167,469
3.50%, 4/1/2042	162,829	178,296
3.50%, 12/1/2042	104,741	113,138
3.50%, 8/1/2043	288,699	312,957
3.50%, 5/1/2044	1,226,981	1,336,687
3.50%, 11/1/2044	18,227	19,626
3.50%, 1/1/2045	24,982	26,899
3.50% 7/1/2045	153,820	165,410
3.50%, 10/1/2045	23,858	25,599
3.50% 12/1/2045	296,039	317,986
3.50%, 1/1/2046	36,112	38,746
3.50%, 3/1/2046	72,593	77,349
3.50%, 4/1/2046	108,567	115,679
3.50%, 6/1/2046	125,554	133,778
3.50%, 8/1/2046	1,397,469	1,499,407
3.50%, 12/1/2046	412,475	439,478
3.50%, 2/1/2047	269,591	287,240
3.50%, 3/1/2047	253,516	270,113
3.50%, 4/1/2047	147,420	156,869
3.50%, 6/1/2047	140,289	149,280
3.50% 10/1/2047	255,570	271,949
3.50%, 11/1/2047	90,987	96,818
3.50%, 12/1/2047	191,418	203,685
3.50%, 4/1/2049	230,487	243,676
3.50%, 7/1/2049	614,805	649,992
3.50%, 10/1/2049	66,458	70,262
3.50%, 3/1/2050	1,613,594	1,705,943
4.00%, 11/1/2033	240,033	254,477
4.00%, 4/1/2042	16,732	18,401
4.00%, 6/1/2042	43,727	48,138
4.00%, 7/1/2042	898,778	988,393
4.00%, 12/1/2044	18,525	20,254
Security Description	Principal Amount	Value
4.00%, 4/1/2045	$14,908	$16,241
4.00%, 10/1/2045	33,706	36,719
4.00%, 12/1/2045	60,866	66,307
4.00%, 1/1/2046	243,302	265,051
4.00%, 2/1/2046	93,842	102,231
4.00%, 1/1/2047	295,097	320,708
4.00%, 2/1/2047	117,229	127,403
4.00%, 6/1/2047	211,669	228,080
4.00%, 9/1/2047	262,364	282,705
4.00%, 11/1/2047	199,738	215,224
4.00%, 1/1/2048	521,456	561,886
4.00%, 10/1/2048	1,033,468	1,106,908
4.00%, 4/1/2049	82,843	88,664
4.50%, 5/1/2042	424,170	473,824
4.50%, 5/1/2044	130,458	145,094
4.50%, 12/1/2045	271,638	302,112
4.50%, 9/1/2046	230,548	255,390
4.50%, 4/1/2047	112,880	123,245
4.50%, 10/1/2047	175,738	191,874
4.50%, 11/1/2047	145,875	159,269
4.50%, 12/1/2047	79,276	86,556
4.50%, 7/1/2048	435,937	470,954
4.50%, 9/1/2048	720,136	777,989
4.50%, 11/1/2048	258,290	279,037
4.50%, 6/1/2049	335,378	362,505
4.50%, 11/1/2049	711,460	769,005
5.00%, 7/1/2041	89,525	101,995
5.00%, 11/1/2048	294,967	323,807
5.50%, 8/1/2038	248,487	285,114
6.00%, 7/1/2040	103,967	121,352
6.25%, 7/15/2032 (b)	460,000	666,499
Series *, 2.75%, 6/19/2023	500,000	521,460
Series 0000, 0.64%, 11/24/2025	175,000	173,303
Series 0001, 0.60%, 11/12/2025	150,000	148,304
Series K028, Class A2, 3.11%, 2/25/2023	100,000	102,905
Series K039, Class A2, 3.30%, 7/25/2024	400,000	426,007
Series K040, Class A2, 3.24%, 9/25/2024	575,000	613,604
Series K049, Class A2, 3.01%, 7/25/2025	200,000	214,398
Series K054, Class A2, 2.75%, 1/25/2026	500,000	533,688
Series K062, Class A2, 3.41%, 12/25/2026	400,000	442,575
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	290,186
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	184,439
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	1,607,000	1,849,590

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series K090, Class A2, 3.42%, 2/25/2029	$163,934	$185,299
Series K092, Class A2, 3.30%, 4/25/2029	350,000	391,584
Series K093, Class A2, 2.98%, 5/25/2029	100,000	109,720
Series K094, Class A2, 2.90%, 6/25/2029	352,767	385,375
Series K098, Class A2, 2.43%, 8/25/2029	100,000	106,052
Series K099, Class A2, 2.60%, 9/25/2029	100,000	107,272
Series K101, Class A2, 2.52%, 10/25/2029	200,000	213,434
Series K109, Class A2, 1.56%, 4/25/2030	100,000	99,711
Series K114, Class A2, 1.37%, 6/25/2030	85,000	83,347
Series K115, Class A2, 1.38%, 6/25/2030	400,000	392,815
Series K118, Class A2, 1.49%, 9/25/2030	750,000	742,034
Series K121, Class A2, 1.55%, 10/25/2030	320,000	317,729
Series K123, Class A2, 1.62%, 12/25/2030	233,333	233,094
Series K124, Class A2, 1.66%, 12/25/2030	500,000	500,712
Series K126, Class A2, 2.07%, 1/25/2031	500,000	517,958
Series K127, Class A2, 2.11%, 1/25/2031	450,000	467,453
Series K131, Class A2, 1.85%, 7/25/2031	500,000	507,861
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	287,500
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	246,243
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	537,349
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	589,553
Series K734, Class A2, 3.21%, 2/25/2026	350,000	378,291
Series K735, Class A2, 2.86%, 5/25/2026	200,000	214,375
Series K736, Class A2, 2.28%, 7/25/2026	300,000	314,916
Series K743, Class A2, 1.77%, 5/25/2028	300,000	307,335
Series USD, 0.38%, 7/21/2025 (b)	110,000	108,489
Federal National Mortgage Association:
0.25%, 5/22/2023	350,000	350,147
0.25%, 7/10/2023	725,000	724,956
0.25%, 11/27/2023	210,000	209,731
Security Description	Principal Amount	Value
0.38%, 8/25/2025	$665,000	$654,819
0.50%, 6/17/2025 (b)	1,000,000	993,240
0.50%, 11/7/2025	235,000	232,055
0.63%, 4/22/2025	215,000	214,570
0.65%, 12/10/2025	100,000	98,953
0.65%, 12/17/2025	125,000	123,581
0.70%, 7/30/2025	100,000	99,347
0.75%, 10/8/2027	700,000	680,113
0.88%, 12/18/2026	125,000	123,531
0.88%, 8/5/2030	900,000	848,358
1.50%, 7/1/2036	4,378,995	4,424,071
1.50%, 3/1/2051	3,041,432	2,955,512
1.63%, 1/7/2025 (b)	215,000	222,336
2.00%, 10/5/2022 (b)	250,000	254,825
2.00%, 11/1/2031	80,397	82,961
2.00%, 8/1/2035	1,030,322	1,061,090
2.00% 11/1/2035	2,475,499	2,549,423
2.00%, 12/1/2035	1,366,980	1,407,800
2.00%, 2/1/2036	2,872,427	2,958,203
2.00% 6/1/2036	4,240,838	4,369,763
2.00%, 7/1/2050	924,849	927,823
2.00%, 8/1/2050	1,613,903	1,619,093
2.00%, 10/1/2050	4,431,696	4,445,947
2.00%, 11/1/2050	4,519,268	4,533,800
2.00% 1/1/2051	5,719,612	5,738,003
2.00%, 2/1/2051	3,328,910	3,339,614
2.00% 3/1/2051	16,471,733	16,538,291
2.00%, 4/1/2051	5,356,258	5,372,802
2.00%, 5/1/2051	5,031,088	5,046,627
2.00%, 7/1/2051	8,789,953	8,817,103
2.13%, 4/24/2026 (b)	200,000	210,694
2.50%, 2/5/2024 (b)	250,000	262,433
2.50%, 3/1/2029	125,593	130,873
2.50%, 7/1/2030	696,515	726,146
2.50%, 2/1/2031	71,738	74,906
2.50%, 10/1/2031	123,150	128,660
2.50%, 12/1/2031	217,490	227,221
2.50%, 1/1/2032	77,420	80,884
2.50%, 4/1/2032	748,599	782,095
2.50%, 10/1/2032	264,512	276,135
2.50%, 12/1/2032	542,814	566,664
2.50%, 1/1/2033	300,187	313,377
2.50% 8/1/2035	1,785,915	1,861,465
2.50%, 9/1/2035	4,236,293	4,417,321
2.50%, 6/1/2040	374,828	387,792
2.50%, 8/1/2040	214,420	221,836
2.50%, 11/1/2049	1,974,254	2,034,248
2.50%, 12/1/2049	898,045	925,335
2.50%, 7/1/2050	1,590,870	1,639,811
2.50%, 8/1/2050	3,835,895	3,953,901
2.50%, 10/1/2050	2,406,500	2,480,532
2.50%, 11/1/2050	2,994,954	3,087,090
2.50%, 12/1/2050	1,691,263	1,743,292
2.50%, 4/1/2051	3,698,100	3,814,617
2.50%, 7/1/2051	8,554,386	8,823,911

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 8/1/2051	$13,706,607	$14,142,267
2.50%, 9/1/2051	4,692,436	4,841,583
2.63%, 9/6/2024 (b)	250,000	265,677
2.88%, 9/12/2023	500,000	525,080
3.00%, 10/1/2028	41,320	43,487
3.00%, 8/1/2029	22,228	23,439
3.00%, 5/1/2030	124,249	130,761
3.00%, 6/1/2030	22,143	23,381
3.00%, 8/1/2030	397,964	421,366
3.00%, 9/1/2030	22,427	23,681
3.00%, 11/1/2030	47,834	50,509
3.00% 12/1/2030	291,349	308,407
3.00%, 4/1/2031	149,536	158,021
3.00%, 12/1/2031	223,899	236,603
3.00% 2/1/2032	771,980	816,983
3.00%, 5/1/2032	272,172	287,133
3.00%, 8/1/2032	89,914	94,857
3.00%, 10/1/2032	157,787	166,461
3.00%, 2/1/2034	714,763	754,054
3.00%, 7/1/2034	192,502	202,562
3.00%, 6/1/2036	35,627	37,746
3.00%, 8/1/2036	178,740	189,372
3.00%, 9/1/2036	326,686	346,117
3.00%, 10/1/2036	98,181	104,021
3.00%, 12/1/2036	179,604	190,286
3.00%, 11/1/2037	353,430	376,720
3.00%, 6/1/2042	677,380	722,018
3.00%, 6/1/2043	193,818	208,978
3.00%, 7/1/2043	41,655	44,433
3.00%, 2/1/2044	363,758	388,016
3.00%, 1/1/2045	634,835	677,171
3.00%, 5/1/2045	574,363	612,667
3.00%, 9/1/2045	35,391	37,468
3.00% 11/1/2045	243,467	257,756
3.00%, 12/1/2045	45,941	48,637
3.00%, 5/1/2046	330,646	349,563
3.00%, 7/1/2046	367,404	388,423
3.00%, 10/1/2046	233,779	247,153
3.00%, 11/1/2046	493,798	522,048
3.00% 12/1/2046	434,050	458,881
3.00% 1/1/2047	1,208,339	1,277,468
3.00%, 2/1/2047	383,924	405,888
3.00%, 5/1/2047	419,702	442,109
3.00%, 11/1/2047	238,346	251,071
3.00%, 9/1/2049	2,638,112	2,758,010
3.00%, 11/1/2049	832,222	870,016
3.00%, 12/1/2049	2,083,126	2,177,801
3.00%, 1/1/2050	1,565,363	1,636,450
3.00%, 3/1/2050	1,503,142	1,571,685
3.00%, 5/1/2050	1,673,552	1,749,866
3.00%, 7/1/2050	1,428,746	1,493,897
3.00%, 8/1/2050	609,466	637,257
3.00%, 10/1/2050	283,370	296,370
3.50%, 11/1/2025	16,100	17,157
3.50%, 1/1/2027	17,517	18,666
Security Description	Principal Amount	Value
3.50%, 5/1/2029	$24,792	$26,490
3.50%, 10/1/2029	21,805	23,298
3.50%, 2/1/2031	190,114	202,688
3.50%, 3/1/2032	138,506	148,205
3.50%, 4/1/2032	199,216	213,166
3.50%, 2/1/2033	396,345	424,097
3.50%, 4/1/2033	121,448	129,743
3.50%, 11/1/2034	763,630	815,086
3.50%, 12/1/2035	23,640	25,341
3.50%, 1/1/2037	176,638	189,060
3.50%, 2/1/2037	248,815	266,312
3.50%, 7/1/2037	104,480	111,849
3.50%, 4/1/2038	235,081	251,389
3.50%, 2/1/2041	73,724	80,706
3.50%, 10/1/2044	17,247	18,564
3.50% 1/1/2045	46,724	50,292
3.50% 2/1/2045	2,003,530	2,163,520
3.50%, 5/1/2045	18,030	19,341
3.50% 8/1/2045	62,031	66,708
3.50%, 11/1/2045	21,515	23,080
3.50% 12/1/2045	328,397	352,276
3.50%, 1/1/2046	214,163	229,736
3.50% 2/1/2046	280,382	300,771
3.50% 4/1/2046	167,916	178,887
3.50% 5/1/2046	239,912	255,586
3.50%, 6/1/2046	63,187	67,316
3.50%, 7/1/2046	183,579	195,572
3.50%, 8/1/2046	1,762,756	1,910,451
3.50%, 1/1/2047	279,661	297,932
3.50% 2/1/2047	1,179,348	1,277,448
3.50%, 3/1/2047	266,603	284,021
3.50%, 4/1/2047	525,335	558,908
3.50% 5/1/2047	1,989,945	2,122,611
3.50%, 6/1/2047	216,881	230,741
3.50% 7/1/2047	2,624,169	2,833,721
3.50%, 9/1/2047	195,392	207,879
3.50%, 10/1/2047	231,977	246,802
3.50%, 11/1/2047	52,324	55,667
3.50%, 12/1/2047	361,669	384,782
3.50%, 1/1/2048	109,610	116,615
3.50%, 2/1/2048	169,795	182,526
3.50%, 6/1/2048	306,871	325,410
3.50%, 10/1/2048	990,785	1,054,103
3.50% 11/1/2048	1,751,715	1,864,945
3.50%, 3/1/2049	2,028,125	2,157,738
3.50%, 5/1/2049	2,204,160	2,329,863
3.50%, 6/1/2049	5,106,612	5,432,964
3.50%, 7/1/2049	307,445	324,979
3.50%, 8/1/2049	871,850	921,571
3.50%, 6/1/2050	488,766	517,196
4.00%, 3/1/2031	565,315	601,975
4.00%, 10/1/2033	88,117	95,695
4.00%, 10/1/2037	643,441	697,640
4.00%, 1/1/2039	78,811	85,405
4.00%, 2/1/2039	67,075	72,687

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 12/1/2040	$29,279	$32,194
4.00%, 2/1/2043	177,359	195,017
4.00% 10/1/2043	407,365	448,084
4.00%, 11/1/2043	120,437	132,011
4.00%, 12/1/2043	147,975	162,195
4.00% 10/1/2044	21,730	23,752
4.00%, 1/1/2045	357,064	393,063
4.00%, 3/1/2045	22,829	24,863
4.00%, 5/1/2045	1,068,445	1,167,906
4.00%, 7/1/2045	21,662	23,592
4.00% 9/1/2045	91,130	99,270
4.00% 12/1/2045	35,160	38,294
4.00%, 2/1/2046	1,975,251	2,171,570
4.00%, 4/1/2046	82,971	90,144
4.00%, 7/1/2046	135,460	147,171
4.00%, 10/1/2046	2,015,531	2,216,098
4.00% 11/1/2046	1,037,887	1,135,214
4.00%, 12/1/2046	294,714	320,193
4.00% 4/1/2047	442,637	476,928
4.00%, 7/1/2047	225,382	242,842
4.00%, 8/1/2047	206,280	222,261
4.00%, 9/1/2047	211,941	228,360
4.00%, 12/1/2047	295,102	317,963
4.00%, 2/1/2048	656,344	707,191
4.00%, 6/1/2048	488,743	523,404
4.00%, 7/1/2048	194,811	209,020
4.00%, 9/1/2048	1,155,153	1,237,076
4.00%, 11/1/2048	2,335,929	2,501,592
4.00%, 6/1/2049	994,458	1,071,499
4.00%, 7/1/2049	824,948	883,140
4.00%, 8/1/2049	1,244,484	1,335,247
4.00%, 9/1/2049	308,263	330,008
4.00%, 2/1/2050	962,181	1,030,054
4.00%, 7/1/2050	2,284,622	2,446,647
4.50%, 9/1/2039	227,417	253,973
4.50%, 12/1/2040	47,620	53,147
4.50%, 1/1/2042	39,103	43,621
4.50% 9/1/2043	71,446	79,678
4.50%, 11/1/2043	35,008	38,940
4.50%, 5/1/2044	103,086	114,652
4.50%, 6/1/2044	35,074	39,010
4.50%, 2/1/2046	134,891	150,548
4.50%, 3/1/2046	447,103	497,320
4.50%, 5/1/2046	347,260	388,133
4.50%, 7/1/2046	120,129	131,932
4.50%, 11/1/2047	396,379	432,677
4.50%, 4/1/2048	175,331	189,391
4.50%, 7/1/2048	942,301	1,017,867
4.50% 8/1/2048	630,731	682,422
4.50%, 12/1/2048	236,752	255,738
4.50%, 1/1/2049	78,552	84,851
4.50%, 4/1/2049	124,616	134,656
4.50%, 3/1/2050	877,471	948,166
5.00%, 1/1/2039	345,738	393,628
5.00%, 6/1/2040	130,611	148,556
Security Description	Principal Amount	Value
5.00%, 7/1/2041	$20,970	$23,851
5.00%, 5/1/2042	28,815	32,774
5.00%, 11/1/2044	373,659	424,997
5.00%, 1/1/2045	25,259	28,329
5.00%, 6/1/2048	343,295	376,687
5.00%, 9/1/2048	338,741	371,690
5.00%, 3/1/2050	442,839	485,826
5.50%, 2/1/2037	17,953	20,608
5.50%, 4/1/2038	83,754	96,280
5.50%, 9/1/2040	26,325	30,293
5.50%, 9/1/2041	41,600	47,858
5.50% 5/1/2044	484,189	557,475
5.63%, 7/15/2037	80,000	119,282
6.63%, 11/15/2030	365,000	520,526
7.25%, 5/15/2030	75,000	109,539
TBA, 1.50%, 10/1/2036 (g)	7,125,000	7,194,041
TBA, 1.50%, 10/1/2051 (g)	10,850,000	10,536,012
TBA, 2.00%, 10/1/2036 (g)	8,050,000	8,289,085
TBA, 2.00%, 10/1/2051 (g)	47,525,000	47,639,535
TBA, 2.50%, 10/1/2036 (g)	4,075,000	4,245,702
TBA, 2.50%, 10/1/2051 (g)	21,075,000	21,725,374
TBA, 3.00%, 10/1/2051 (g)	10,965,000	11,472,241
TBA, 3.50%, 10/1/2051 (g)	3,250,000	3,438,467
TBA, 4.00%, 10/1/2051 (g)	2,000,000	2,142,700
Series 0000, 0.56%, 11/17/2025	350,000	345,772
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	103,449	104,493
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	518,386	545,329
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	263,455
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (c)	367,379	401,526
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	291,729	316,825
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	250,000	272,048
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	507,127
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	194,011
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	147,070
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	708,480
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	269,006
Series 2020-M52, Class A2, VRN, 1.36%, 10/25/2030 (c)	350,000	340,324

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	$550,000	$531,836
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	59,881
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	275,641
Government National Mortgage Association:
2.00%, 9/20/2050	889,933	903,513
2.00%, 1/20/2051	2,376,277	2,412,540
2.00%, 4/20/2051	4,868,196	4,941,525
2.00%, 5/20/2051	2,555,116	2,593,603
2.00%, 6/20/2051	4,393,953	4,460,139
2.00%, 9/20/2051	7,850,000	7,968,243
2.50%, 12/20/2046	4,874,632	5,061,864
2.50%, 8/20/2050	2,463,477	2,542,568
2.50%, 9/20/2050	1,582,160	1,632,956
2.50%, 10/20/2050	2,820,869	2,911,433
2.50%, 4/20/2051	4,866,672	5,028,162
2.50%, 7/20/2051	2,976,368	3,075,133
2.50%, 8/20/2051	2,740,004	2,830,926
3.00%, 1/20/2043	306,929	327,168
3.00%, 5/20/2043	152,492	162,284
3.00%, 12/20/2044	24,835	26,313
3.00%, 3/20/2045	12,909	13,649
3.00%, 4/20/2045	39,475	41,737
3.00%, 6/20/2045	601,858	636,336
3.00%, 7/20/2045	39,340	41,593
3.00%, 8/20/2045	37,922	40,094
3.00%, 2/20/2046	1,071,462	1,140,262
3.00%, 3/20/2046	363,286	382,483
3.00%, 4/20/2046	2,029,547	2,136,788
3.00%, 5/20/2046	59,261	62,392
3.00%, 7/20/2046	38,461	40,493
3.00%, 8/20/2046	123,826	130,369
3.00%, 9/20/2046	89,467	94,194
3.00%, 10/20/2046	90,678	95,470
3.00%, 11/20/2046	163,850	172,508
3.00%, 12/20/2046	647,326	681,530
3.00%, 2/20/2047	329,549	346,962
3.00%, 4/20/2047	472,432	496,731
3.00%, 6/20/2047	145,116	152,580
3.00%, 7/20/2047	281,312	295,781
3.00%, 8/20/2047	138,270	145,381
3.00%, 10/20/2047	203,966	214,456
3.00%, 1/20/2048	767,566	807,045
3.00%, 2/20/2048	461,469	485,204
3.00%, 3/20/2048	807,725	849,269
3.00%, 11/20/2049	1,323,072	1,382,310
3.00%, 12/20/2049	799,697	835,502
3.00%, 2/20/2050	808,538	844,321
3.00%, 6/20/2050	2,133,206	2,226,835
3.00%, 7/20/2050	2,636,654	2,752,454
Security Description	Principal Amount	Value
3.00%, 12/20/2050	$3,248,355	$3,391,707
3.50%, 10/20/2042	241,848	262,311
3.50%, 1/20/2043	1,050,123	1,138,976
3.50%, 5/20/2043	37,335	40,519
3.50%, 9/20/2043	24,454	26,539
3.50%, 11/20/2043	190,119	206,332
3.50%, 6/20/2044	989,088	1,061,686
3.50%, 10/20/2044	21,811	23,412
3.50%, 12/20/2044	14,533	15,600
3.50%, 3/20/2045	12,954	13,836
3.50%, 4/20/2045	42,562	45,962
3.50%, 6/20/2045	576,955	616,235
3.50%, 10/20/2045	1,133,097	1,210,241
3.50% 1/20/2046	1,653,485	1,766,057
3.50%, 3/20/2046	92,467	98,472
3.50%, 4/20/2046	49,478	52,692
3.50%, 5/20/2046	50,574	53,859
3.50%, 6/20/2046	778,908	829,497
3.50%, 7/20/2046	122,596	130,558
3.50%, 10/20/2046	247,258	263,317
3.50%, 11/20/2046	864,037	920,155
3.50%, 12/20/2046	546,650	582,154
3.50%, 5/20/2047	373,768	396,280
3.50%, 6/20/2047	256,972	272,449
3.50%, 7/20/2047	199,283	211,286
3.50%, 8/20/2047	319,734	338,992
3.50%, 9/20/2047	131,729	139,663
3.50%, 10/20/2047	127,652	135,340
3.50%, 11/20/2047	1,618,924	1,716,430
3.50%, 12/20/2047	605,939	642,434
3.50%, 6/20/2048	191,743	202,975
3.50%, 8/20/2048	140,403	148,628
3.50%, 8/20/2049	523,418	551,085
3.50%, 9/20/2049	1,553,813	1,634,604
3.50%, 12/20/2049	332,412	349,409
3.50%, 2/20/2050	565,221	593,878
3.50%, 7/20/2050	716,071	752,879
3.50%, 10/20/2050	2,686,663	2,824,037
4.00%, 4/15/2040	27,962	30,782
4.00%, 2/20/2042	11,709	12,899
4.00%, 7/20/2042	8,394	9,237
4.00%, 7/15/2044	30,523	33,556
4.00%, 8/20/2044	15,557	16,972
4.00%, 10/20/2044	140,195	152,947
4.00%, 5/15/2045	13,570	14,718
4.00%, 6/15/2045	37,203	40,349
4.00%, 8/20/2045	14,125	15,366
4.00%, 11/20/2045	178,238	193,903
4.00%, 2/20/2046	137,499	149,583
4.00%, 5/20/2046	143,105	155,682
4.00%, 6/20/2046	99,083	107,284
4.00%, 1/20/2047	299,815	324,630
4.00%, 3/20/2047	124,964	135,307
4.00%, 4/20/2047	243,211	261,490
4.00%, 5/20/2047	162,586	174,736

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/20/2047	$167,883	$180,285
4.00%, 8/20/2047	70,955	76,166
4.00%, 1/20/2048	116,581	124,893
4.00%, 6/20/2048	3,022,359	3,226,199
4.00%, 8/20/2048	623,067	664,467
4.00%, 10/20/2048	261,333	278,524
4.00%, 11/20/2048	208,384	222,092
4.00%, 4/20/2049	195,420	207,420
4.00%, 6/20/2049	437,055	464,392
4.00%, 7/20/2049	236,203	250,977
4.00%, 1/20/2050	367,783	390,788
4.00%, 3/20/2050	670,777	713,116
4.50%, 1/20/2044	74,598	83,222
4.50%, 11/20/2044	21,941	24,430
4.50%, 12/20/2044	17,895	19,924
4.50%, 4/20/2046	97,118	108,133
4.50%, 6/20/2046	65,081	72,462
4.50%, 7/20/2046	90,639	100,919
4.50%, 4/20/2047	264,820	288,107
4.50%, 8/20/2047	76,582	83,316
4.50%, 11/20/2047	699,128	756,600
4.50%, 12/20/2047	42,579	46,079
4.50%, 11/20/2048	257,858	275,615
4.50%, 7/20/2049	287,155	306,438
5.00%, 6/15/2040	20,740	23,102
5.00%, 10/15/2041	72,339	81,748
5.00%, 3/20/2044	34,078	39,035
5.00%, 12/20/2045	122,288	140,039
5.00%, 1/20/2048	181,093	196,280
5.00%, 5/20/2048	140,844	152,719
5.00%, 9/20/2048	247,520	266,996
5.00%, 3/20/2050	304,783	330,342
5.50%, 10/20/2043	32,013	37,328
5.50%, 5/20/2045	362,826	422,345
TBA, 2.00%, 10/1/2051 (g)	4,850,000	4,918,385
TBA, 2.50%, 10/1/2051 (g)	6,425,000	6,631,178
TBA, 3.00%, 10/1/2051 (g)	3,950,000	4,126,723
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	85,000	85,121
1.50%, 9/15/2031 (b)	75,000	73,909
2.88%, 9/15/2024	100,000	106,815
3.50%, 12/15/2042	525,000	610,213
4.25%, 9/15/2065	100,000	139,168
5.25%, 9/15/2039	150,000	212,375
Series A, 2.88%, 2/1/2027	150,000	163,164
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $579,872,758)		580,763,650
U.S. TREASURY OBLIGATIONS — 37.7%
Treasury Bonds:
1.13%, 5/15/2040	2,850,000	2,463,914
1.13%, 8/15/2040	6,500,000	5,595,078
1.25%, 5/15/2050	2,750,000	2,250,273
Security Description	Principal Amount	Value
1.38%, 11/15/2040	$6,750,000	$6,065,508
1.38%, 8/15/2050	3,350,000	2,828,133
1.63%, 11/15/2050	3,500,000	3,145,625
1.75%, 8/15/2041	1,000,000	956,250
1.88%, 2/15/2041	8,000,000	7,828,750
1.88%, 2/15/2051	4,500,000	4,293,281
2.00%, 2/15/2050	2,050,000	2,014,445
2.00%, 8/15/2051 (b)	2,250,000	2,210,977
2.25%, 5/15/2041	5,000,000	5,200,781
2.25%, 8/15/2046	3,425,000	3,537,918
2.25%, 8/15/2049	2,000,000	2,073,750
2.38%, 11/15/2049	2,500,000	2,662,109
2.38%, 5/15/2051	7,250,000	7,739,375
2.50%, 2/15/2045	3,340,000	3,607,200
2.50%, 2/15/2046	3,400,000	3,677,844
2.50%, 5/15/2046	1,850,000	2,002,336
2.75%, 8/15/2042	900,000	1,012,781
2.75%, 11/15/2042	1,500,000	1,686,797
2.75%, 8/15/2047	1,700,000	1,930,563
2.75%, 11/15/2047	1,650,000	1,875,328
2.88%, 5/15/2043	1,850,000	2,122,875
2.88%, 8/15/2045 (b)	5,480,000	6,319,981
2.88%, 11/15/2046	2,500,000	2,896,484
2.88%, 5/15/2049	2,450,000	2,867,266
3.00%, 5/15/2042	325,000	380,098
3.00%, 11/15/2044	3,075,000	3,610,242
3.00%, 5/15/2045	1,875,000	2,206,348
3.00%, 11/15/2045 (b)	1,900,000	2,239,922
3.00%, 2/15/2047	2,200,000	2,607,688
3.00%, 5/15/2047	3,300,000	3,915,656
3.00%, 2/15/2048 (b)	3,200,000	3,806,500
3.00%, 8/15/2048	2,950,000	3,516,031
3.00%, 2/15/2049	2,650,000	3,168,820
3.13%, 11/15/2041	350,000	416,883
3.13%, 2/15/2042 (b)	725,000	864,789
3.13%, 2/15/2043 (b)	1,075,000	1,280,930
3.13%, 8/15/2044	2,500,000	2,991,406
3.13%, 5/15/2048	2,375,000	2,890,820
3.38%, 5/15/2044	1,900,000	2,361,641
3.38%, 11/15/2048	3,100,000	3,950,562
3.50%, 2/15/2039	1,000,000	1,245,938
3.63%, 8/15/2043	1,600,000	2,053,750
3.63%, 2/15/2044	1,475,000	1,898,141
3.75%, 8/15/2041	2,000,000	2,591,875
3.75%, 11/15/2043	1,425,000	1,864,078
3.88%, 8/15/2040	750,000	983,320
4.25%, 5/15/2039	1,500,000	2,043,750
4.25%, 11/15/2040	1,500,000	2,061,563
4.38%, 2/15/2038	650,000	889,383
4.38%, 11/15/2039	1,250,000	1,731,836
4.38%, 5/15/2040	575,000	800,148
4.38%, 5/15/2041	300,000	420,141
4.50%, 2/15/2036 (b)	1,500,000	2,048,906
4.50%, 5/15/2038	200,000	277,750
4.50%, 8/15/2039	650,000	912,438

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 2/15/2040	$400,000	$571,625
4.75%, 2/15/2037	350,000	493,992
4.75%, 2/15/2041	650,000	949,609
5.00%, 5/15/2037	300,000	434,672
5.25%, 11/15/2028	450,000	571,500
6.50%, 11/15/2026 (b)	1,500,000	1,911,328
Treasury Notes:
0.13%, 10/31/2022	3,000,000	3,000,586
0.13%, 11/30/2022	6,500,000	6,499,746
0.13%, 12/31/2022	6,000,000	5,999,062
0.13%, 2/28/2023	7,750,000	7,745,156
0.13%, 3/31/2023	5,000,000	4,995,703
0.13%, 5/15/2023	2,000,000	1,997,266
0.13%, 6/30/2023 (b)	7,500,000	7,487,402
0.13%, 7/15/2023	4,500,000	4,490,859
0.13%, 7/31/2023 (b)	5,000,000	4,989,453
0.13%, 8/15/2023	6,500,000	6,484,766
0.13%, 9/15/2023	5,000,000	4,985,352
0.13%, 10/15/2023	3,000,000	2,989,688
0.13%, 12/15/2023	6,000,000	5,972,812
0.13%, 1/15/2024	4,000,000	3,979,063
0.13%, 2/15/2024 (b)	7,500,000	7,458,398
0.25%, 4/15/2023	1,500,000	1,501,289
0.25%, 6/15/2023	3,000,000	3,001,172
0.25%, 11/15/2023	3,500,000	3,495,625
0.25%, 3/15/2024 (b)	14,500,000	14,452,422
0.25%, 5/15/2024	2,500,000	2,487,891
0.25%, 6/15/2024	10,000,000	9,943,750
0.25%, 5/31/2025	7,500,000	7,374,609
0.25%, 6/30/2025	3,000,000	2,947,031
0.25%, 8/31/2025	5,000,000	4,898,828
0.25%, 9/30/2025	5,000,000	4,893,750
0.25%, 10/31/2025 (b)	7,750,000	7,573,203
0.38%, 4/15/2024	5,000,000	4,994,922
0.38%, 7/15/2024	5,000,000	4,985,937
0.38%, 4/30/2025	4,000,000	3,956,563
0.38%, 11/30/2025	3,000,000	2,943,281
0.38%, 12/31/2025	6,000,000	5,880,000
0.38%, 1/31/2026	7,000,000	6,850,156
0.38%, 7/31/2027	2,000,000	1,914,688
0.38%, 9/30/2027	6,000,000	5,726,719
0.50%, 3/31/2025 (b)	2,150,000	2,138,410
0.50%, 2/28/2026	6,000,000	5,899,219
0.50%, 6/30/2027	4,500,000	4,344,258
0.50%, 8/31/2027	4,000,000	3,850,625
0.50%, 10/31/2027	2,250,000	2,160,000
0.63%, 7/31/2026	1,500,000	1,475,977
0.63%, 11/30/2027	4,550,000	4,395,371
0.63%, 12/31/2027	6,000,000	5,790,000
0.63%, 5/15/2030	3,900,000	3,641,625
0.63%, 8/15/2030	4,750,000	4,420,469
0.75%, 3/31/2026	5,000,000	4,965,234
0.75%, 4/30/2026	3,500,000	3,473,477
0.75%, 8/31/2026 (b)	5,000,000	4,946,875
0.75%, 1/31/2028	6,500,000	6,312,617
Security Description	Principal Amount	Value
0.88%, 6/30/2026	$3,000,000	$2,989,219
0.88%, 11/15/2030 (b)	8,000,000	7,595,000
1.00%, 7/31/2028	10,000,000	9,807,812
1.13%, 2/28/2025	2,000,000	2,033,438
1.13%, 2/28/2027	1,250,000	1,254,395
1.13%, 2/29/2028	4,500,000	4,472,578
1.13%, 8/31/2028	5,000,000	4,941,406
1.13%, 2/15/2031 (b)	5,500,000	5,328,125
1.25%, 7/31/2023	250,000	254,609
1.25%, 3/31/2028	11,000,000	11,003,437
1.25%, 4/30/2028	4,000,000	3,998,750
1.25%, 5/31/2028	13,000,000	12,983,750
1.25%, 6/30/2028	3,000,000	2,993,906
1.25%, 8/15/2031 (b)	3,500,000	3,415,234
1.38%, 10/15/2022	2,500,000	2,533,008
1.38%, 2/15/2023	2,000,000	2,033,359
1.38%, 8/31/2023	2,250,000	2,297,549
1.38%, 9/30/2023	550,000	561,988
1.38%, 1/31/2025	2,000,000	2,050,625
1.38%, 8/31/2026 (b)	3,000,000	3,057,656
1.50%, 1/15/2023	10,000,000	10,174,609
1.50%, 3/31/2023 (b)	1,000,000	1,019,648
1.50%, 9/30/2024	5,000,000	5,146,875
1.50%, 10/31/2024	1,500,000	1,544,063
1.50%, 11/30/2024	1,500,000	1,544,063
1.50%, 8/15/2026	1,650,000	1,691,766
1.50%, 1/31/2027	2,000,000	2,047,656
1.50%, 2/15/2030	5,850,000	5,889,305
1.63%, 11/15/2022	3,500,000	3,559,336
1.63%, 12/15/2022 (b)	2,000,000	2,036,094
1.63%, 4/30/2023 (b)	2,500,000	2,555,957
1.63%, 5/31/2023 (b)	1,250,000	1,279,199
1.63%, 2/15/2026	1,925,000	1,986,510
1.63%, 5/15/2026 (b)	2,750,000	2,837,012
1.63%, 9/30/2026	1,250,000	1,289,063
1.63%, 10/31/2026	1,250,000	1,288,770
1.63%, 8/15/2029 (b)	2,250,000	2,292,539
1.63%, 5/15/2031	8,750,000	8,853,906
1.75%, 1/31/2023	2,925,000	2,986,813
1.75%, 5/15/2023	250,000	256,260
1.75%, 6/30/2024 (b)	1,500,000	1,552,969
1.75%, 12/31/2024 (b)	1,250,000	1,297,070
1.75%, 11/15/2029 (b)	3,000,000	3,083,906
1.88%, 8/31/2024	850,000	883,867
1.88%, 6/30/2026 (b)	1,250,000	1,304,297
1.88%, 7/31/2026	1,000,000	1,043,750
2.00%, 10/31/2022	1,000,000	1,020,469
2.00%, 11/30/2022	2,000,000	2,043,672
2.00%, 2/15/2023	500,000	512,598
2.00%, 5/31/2024	1,750,000	1,822,051
2.00%, 6/30/2024	350,000	364,711
2.00%, 2/15/2025	2,375,000	2,484,473
2.00%, 8/15/2025 (b)	1,500,000	1,571,016
2.00%, 11/15/2026 (b)	2,250,000	2,361,445
2.13%, 12/31/2022 (b)	3,900,000	3,996,281

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
2.13%, 11/30/2023	$1,000,000	$1,038,984
2.13%, 3/31/2024	5,975,000	6,230,338
2.13%, 7/31/2024	2,500,000	2,615,625
2.13%, 9/30/2024	1,500,000	1,571,602
2.13%, 11/30/2024	1,250,000	1,311,230
2.13%, 5/15/2025 (b)	2,350,000	2,470,438
2.13%, 5/31/2026	2,500,000	2,636,719
2.25%, 12/31/2023	1,750,000	1,824,785
2.25%, 1/31/2024	1,000,000	1,043,984
2.25%, 4/30/2024	1,000,000	1,046,875
2.25%, 10/31/2024	1,250,000	1,315,332
2.25%, 11/15/2024 (b)	3,000,000	3,158,203
2.25%, 12/31/2024	1,250,000	1,316,992
2.25%, 11/15/2025 (b)	5,475,000	5,792,379
2.25%, 3/31/2026	3,000,000	3,179,062
2.25%, 2/15/2027	3,000,000	3,187,266
2.25%, 8/15/2027 (b)	2,000,000	2,126,250
2.25%, 11/15/2027	4,750,000	5,051,328
2.38%, 1/31/2023	1,500,000	1,544,355
2.38%, 2/29/2024	5,000,000	5,239,453
2.38%, 8/15/2024	1,950,000	2,054,965
2.38%, 5/15/2027 (b)	2,900,000	3,102,320
2.38%, 5/15/2029 (b)	4,350,000	4,670,133
2.50%, 3/31/2023	1,250,000	1,293,213
2.50%, 8/15/2023	2,500,000	2,604,688
2.50%, 1/31/2024	2,000,000	2,099,375
2.50%, 5/15/2024	5,000,000	5,269,922
2.50%, 1/31/2025	1,000,000	1,062,500
2.50%, 2/28/2026	2,500,000	2,676,172
2.63%, 2/28/2023	4,000,000	4,138,594
2.63%, 6/30/2023	1,600,000	1,666,750
2.63%, 12/31/2023	3,000,000	3,152,813
2.63%, 3/31/2025	1,000,000	1,068,125
2.63%, 12/31/2025	3,250,000	3,490,957
2.63%, 1/31/2026	2,250,000	2,418,750
2.63%, 2/15/2029	4,450,000	4,853,281
2.75%, 4/30/2023	3,250,000	3,380,508
2.75%, 5/31/2023	1,500,000	1,563,047
2.75%, 7/31/2023	1,000,000	1,045,742
2.75%, 8/31/2023	3,750,000	3,927,832
2.75%, 11/15/2023 (b)	1,500,000	1,577,461
2.75%, 2/15/2024	7,100,000	7,501,039
2.75%, 2/28/2025	1,000,000	1,071,641
2.75%, 6/30/2025	2,750,000	2,955,605
2.75%, 8/31/2025	2,500,000	2,690,820
2.75%, 2/15/2028	2,750,000	3,009,746
2.88%, 9/30/2023	2,000,000	2,102,813
2.88%, 10/31/2023	2,000,000	2,106,719
2.88%, 11/30/2023	3,000,000	3,165,000
2.88%, 4/30/2025	1,250,000	1,347,070
2.88%, 5/31/2025	3,900,000	4,206,516
2.88%, 7/31/2025 (b)	4,000,000	4,321,563
2.88%, 11/30/2025	1,500,000	1,625,742
2.88%, 5/15/2028	4,000,000	4,413,750
2.88%, 8/15/2028	7,750,000	8,563,750
Security Description	Principal Amount	Value
3.00%, 9/30/2025	$2,500,000	$2,718,164
3.00%, 10/31/2025	2,750,000	2,992,773
3.13%, 11/15/2028	5,500,000	6,181,484
TOTAL U.S. TREASURY OBLIGATIONS (Cost $732,996,370)		737,561,412
MUNICIPAL BONDS & NOTES — 0.6%
CALIFORNIA — 0.1%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	44,225
California, Bay Area Toll Authority Revenue 2.57%, 4/1/2031	50,000	52,489
California, State General Obligation:
3.50%, 4/1/2028	250,000	278,999
7.30%, 10/1/2039	125,000	197,564
7.50%, 4/1/2034	100,000	153,971
7.55%, 4/1/2039	100,000	168,505
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	116,609
City of San Francisco CA Public Utilities Commission Water Revenue Series E, 2.83%, 11/1/2041	100,000	100,953
Los Angeles Community College District:
1.61%, 8/1/2028	50,000	50,303
1.81%, 8/1/2030	50,000	49,628
2.11%, 8/1/2032	50,000	50,286
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	140,491
Los Angeles, CA, Unified School District, General Obligation 5.75%, 7/1/2034	25,000	33,081
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	77,205
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	299,874
State of California 7.60%, 11/1/2040	250,000	431,009
University of California Series BG, 0.88%, 5/15/2025	15,000	15,136
University of California, Revenue Series AX, 3.06%, 7/1/2025	300,000	322,751
		2,583,079
FLORIDA — 0.0% (a)
County of Miami-Dade FL Aviation Revenue Series C, 4.28%, 10/1/2041	125,000	137,564

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	$50,000	$50,539
Series A, 1.71%, 7/1/2027	50,000	50,805
Series A, 2.15%, 7/1/2030	50,000	50,544
		289,452
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	160,000	244,110
ILLINOIS — 0.1%
Chicago O'Hare International Airport Series C, 4.57%, 1/1/2054	50,000	67,299
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	50,000	64,657
Sales Tax Securitization Corp. 3.59%, 1/1/2043	275,000	299,557
State of Illinois:
5.10%, 6/1/2033	50,000	58,277
6.63%, 2/1/2035	200,000	247,965
7.35%, 7/1/2035	100,000	126,945
		864,700
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series C, 2.51%, 7/1/2041	15,000	15,022
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	20,000	21,025
Series C, 2.95%, 5/15/2043	100,000	102,047
		138,094
MICHIGAN — 0.1%
Michigan Strategic Fund 3.23%, 9/1/2047	750,000	761,669
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue:
3.23%, 5/15/2050	300,000	329,379
3.65%, 8/15/2057	100,000	119,034
		448,413
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	200,000	227,008
4.13%, 6/15/2042	160,000	181,987
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	100,000	158,942
Security Description	Principal Amount	Value
Rutgers, State University of New Jersey, Revenue Series P, 3.92%, 5/1/2119	$35,000	$39,433
		607,370
NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	36,381
New York State Dormitory Authority Series B, 3.14%, 7/1/2043	100,000	101,974
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	100,000	111,385
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	190,000	255,833
5.65%, 11/1/2040	100,000	140,253
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	1,000,000	1,007,066
4.03%, 9/1/2048	125,000	151,720
Series 192, 4.81%, 10/15/2065	25,000	35,015
Series AAA, 1.09%, 7/1/2023	150,000	151,930
		1,991,557
OHIO — 0.0% (a)
American Municipal Power, Inc. 7.83%, 2/15/2041	150,000	244,663
OREGON — 0.0% (a)
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	750,000	738,203
PENNSYLVANIA — 0.1%
Commonwealth Financing Authority:
Series A, 2.99%, 6/1/2042	750,000	767,873
Series A, 4.14%, 6/1/2038	125,000	147,232
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	100,000	108,333
		1,023,438
TEXAS — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue 2.91%, 2/1/2048	75,000	75,147
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	137,297
Dallas/Fort Worth TX International Airport Revenue Series A, 2.99%, 11/1/2038	250,000	261,915

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	$65,000	$67,176
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	169,293
State of Texas 3.21%, 4/1/2044	50,000	52,395
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	150,000	146,413
2.56%, 4/1/2042	40,000	40,442
		950,078
VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	65,689
University of Virginia, Revenue 2.26%, 9/1/2050	150,000	137,953
		203,642
TOTAL MUNICIPAL BONDS & NOTES (Cost $10,407,369)		11,088,468
MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	108,845
BANK 2017-BNK8:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	98,864
Series 2017-BNK8, Class B, 4.06%, 11/15/2050 (c)	50,000	54,514
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	164,052
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	115,740
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	110,927
Bank 2019-BNK19 Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	108,324
BANK 2019-BNK20 Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	53,602
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	213,827
Security Description	Principal Amount	Value
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	$93,750	$91,926
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	495,365
BANK 2021-BNK31 Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	233,183
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	312,902
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	166,411
BBCMS Mortgage Trust Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	249,139
BBCMS Mortgage Trust 2021-C9 Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	253,535
Benchmark Mortgage Trust:
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	440,972
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	518,492
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054 (c)	300,000	301,414
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	145,922
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	113,119
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	114,593
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	128,529
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	215,823
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	787,845
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	78,278
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	329,618
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	211,927
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	331,831

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	$600,000	$655,064
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	106,131
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	160,842
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	786,424
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	77,424
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	273,596
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	107,495
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	425,969
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	107,459
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	54,309
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	247,368	261,168
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	423,777
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	113,832
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	160,845
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$250,000	$272,955
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	57,841
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	213,952
GS Mortgage Securities Trust Series 2019-GC42, Class A4, 3.00%, 9/1/2052	150,000	161,089
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.18%, 7/10/2046 (c)	80,000	84,496
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	86,987	92,415
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	150,000	155,095
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	211,956
GS Mortgage Securities Trust 2017-GS8 Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	273,882
GS Mortgage Securities Trust 2020-GSA2 Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	494,794
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	64,007
JPMBB Commercial Mortgage Securities Trust Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	107,329
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	53,124
JPMBB Commercial Mortgage Securities Trust 2015-C30 Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	218,169
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	109,672

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.89%, 3/15/2049 (c)	$300,000	$332,041
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	546,333
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	1,007,949
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	213,191
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	307,216
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33 Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	460,868
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	234,668
Morgan Stanley Capital I Trust 2018-L1 Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	169,941
Morgan Stanley Capital I Trust 2019-H7 Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	217,733
Morgan Stanley Capital I Trust 2021-L5 Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	366,583
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	449,437
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	110,844
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	175,000	179,307
Wells Fargo Commercial Mortgage Trust:
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	212,368
Security Description	Principal Amount	Value
Series 2019-C53, Class A4, 3.04%, 10/15/2052	$100,000	$107,139
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	364,116
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	144,866	150,440
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	87,008	92,380
Wells Fargo Commercial Mortgage Trust 2015-SG1 Series 2015-SG1, Class A4, 3.79%, 9/15/2048	986,742	1,062,106
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	321,851
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	275,235
Wells Fargo Commercial Mortgage Trust 2018-C47 Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	173,668
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	223,880
WFRBS Commercial Mortgage Trust 2014-C19 Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	116,382
WFRBS Commercial Mortgage Trust 2014-C24 Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	447,882
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	107,066
TOTAL MORTGAGE-BACKED SECURITIES (Cost $20,645,689)		21,085,254
Shares
SHORT-TERM INVESTMENTS — 13.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (h) (i)	133,109,527	133,136,149

See accompanying notes to schedule of investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j) (k)	128,602,285	$128,602,285
TOTAL SHORT-TERM INVESTMENTS (Cost $261,738,434)		261,738,434
TOTAL INVESTMENTS — 112.6% (Cost $2,177,036,171)		2,201,291,260
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.6)%		(246,173,221)
NET ASSETS — 100.0%		$1,955,118,039
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2021. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2021.
(j)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$513,466,886	$—	$513,466,886
Asset-Backed Securities	—	6,158,108	—	6,158,108
Foreign Government Obligations	—	69,429,048	—	69,429,048
U.S. Government Agency Obligations	—	580,763,650	—	580,763,650
U.S. Treasury Obligations	—	737,561,412	—	737,561,412
Municipal Bonds & Notes	—	11,088,468	—	11,088,468
Mortgage-Backed Securities	—	21,085,254	—	21,085,254
Short-Term Investments	261,738,434	—	—	261,738,434
TOTAL INVESTMENTS	$261,738,434	$1,939,552,826	$—	$2,201,291,260

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	48,860,303	$48,870,075	$624,423,390	$540,156,676	$(640)	$—	133,109,527	$133,136,149	$51,088
State Street Navigator Securities Lending Portfolio II	60,700,873	60,700,873	648,563,519	580,662,107	—	—	128,602,285	128,602,285	122,430
Total		$109,570,948	$1,272,986,909	$1,120,818,783	$(640)	$—		$261,738,434	$173,518
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
September 30, 2021 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity Ex- U.S. Index Portfolio. The schedule of investments for the State Street Global All Cap Equity Ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 95.2%
ARGENTINA — 0.0% (a)
Banco BBVA Argentina SA ADR (b)	12,500	$48,625
Banco Macro SA ADR (b)	4,800	81,552
Despegar.com Corp. (b)(c)	7,500	90,225
Grupo Financiero Galicia SA ADR (c)	13,600	136,952
IRSA Propiedades Comerciales SA ADR	55	162
Loma Negra Cia Industrial Argentina SA ADR	7,400	52,762
Pampa Energia SA ADR (b)(c)	5,700	99,579
Transportadora de Gas del Sur SA Class B, ADR (b)	9,000	44,370
YPF SA ADR (b)	23,000	107,180
		661,407
AUSTRALIA — 4.8%
Abacus Property Group REIT	62,204	157,487
Accent Group, Ltd.	61,268	99,136
Adelaide Brighton, Ltd.	35,372	81,409
Afterpay, Ltd. (b)	28,876	2,506,523
AGL Energy, Ltd.	86,970	358,860
Alkane Resources, Ltd. (b)	52,614	32,257
ALS, Ltd.	59,790	538,010
Altium, Ltd.	14,638	369,005
Alumina, Ltd.	312,900	465,488
AMP, Ltd.	550,600	387,925
Ampol, Ltd.	31,095	620,063
Ansell, Ltd.	18,077	438,859
APA Group Stapled Security	153,653	956,279
Appen, Ltd.	12,910	81,889
ARB Corp., Ltd.	9,016	313,284
Arena REIT	42,363	128,180
Aristocrat Leisure, Ltd.	76,486	2,541,548
ASX, Ltd.	25,233	1,455,637
Atlas Arteria, Ltd. Stapled Security	125,130	576,493
AUB Group, Ltd.	9,393	159,246
Aurizon Holdings, Ltd.	239,746	648,559
AusNet Services, Ltd.	288,646	522,033
Austal, Ltd.	34,296	46,021
Australia & New Zealand Banking Group, Ltd.	370,823	7,440,894
Australian Agricultural Co., Ltd. (b)	66,789	70,920
Australian Ethical Investment, Ltd.	10,308	81,680
Australian Pharmaceutical Industries, Ltd.	85,600	91,204
Aventus Group REIT	56,902	130,585
Security Description	Shares	Value
Bank of Queensland, Ltd.	83,853	$558,784
Bapcor, Ltd.	41,995	226,332
Beach Energy, Ltd.	211,449	225,638
Bega Cheese, Ltd.	33,033	126,776
Bellevue Gold, Ltd. (b)	77,436	47,194
Bendigo & Adelaide Bank, Ltd.	71,849	482,349
Betmakers Technology Group, Ltd. (b)	71,137	53,583
BHP Group PLC	278,277	7,015,950
BHP Group, Ltd. (c)	386,096	10,303,239
Blackmores, Ltd. (c)	2,380	161,014
BlueScope Steel, Ltd.	65,927	954,463
Boral, Ltd. (b)	49,056	215,646
BrainChip Holdings, Ltd. (b)(c)	161,401	45,402
Brambles, Ltd.	189,726	1,457,679
Bravura Solutions, Ltd.	28,443	62,324
Breville Group, Ltd.	13,143	270,352
Brickworks, Ltd.	10,320	183,441
BWP Trust REIT	60,822	173,657
BWX, Ltd.	22,386	78,330
carsales.com, Ltd.	39,019	699,791
Cedar Woods Properties, Ltd.	15,936	69,727
Centuria Capital Group	74,345	180,748
Centuria Industrial REIT	62,695	166,558
Centuria Office REIT (c)	34,820	62,611
Chalice Mining, Ltd. (b)	39,409	178,898
Challenger, Ltd.	76,866	341,753
Champion Iron, Ltd. (b)	51,740	176,759
Charter Hall Group REIT	57,727	697,411
Charter Hall Long Wale REIT	67,373	237,937
Charter Hall Retail REIT	70,371	199,357
Charter Hall Social Infrastructure REIT	33,131	84,889
CIMIC Group, Ltd.	10,985	153,313
City Chic Collective, Ltd. (b)	24,622	114,333
Cleanaway Waste Management, Ltd.	255,044	500,115
Clinuvel Pharmaceuticals, Ltd. (c)	6,455	197,223
Cochlear, Ltd.	8,451	1,321,169
Codan, Ltd.	10,768	97,668
Coles Group, Ltd.	178,476	2,166,147
Collins Foods, Ltd.	13,982	121,470
Commonwealth Bank of Australia	232,521	17,241,149
Computershare, Ltd.	76,906	993,650
Cooper Energy, Ltd. (b)	188,865	36,669
Coronado Global Resources, Inc. CDI (b)(d)	78,147	72,075
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Corporate Travel Management, Ltd. (b)	13,778	$240,099
Costa Group Holdings, Ltd.	57,156	133,160
Credit Corp. Group, Ltd.	8,972	193,393
Cromwell Property Group REIT	181,739	103,843
Crown Resorts, Ltd. (b)(c)	53,460	365,648
CSL, Ltd.	59,650	12,452,406
CSR, Ltd.	60,538	240,452
Data#3, Ltd.	12,944	44,496
De Grey Mining, Ltd. (b)	96,762	67,676
Deterra Royalties, Ltd.	45,185	121,494
Dexus REIT	142,448	1,095,454
Dicker Data, Ltd. (c)	13,173	118,516
Domain Holdings Australia, Ltd.	51,929	207,202
Domino's Pizza Enterprises, Ltd.	7,621	870,954
Downer EDI, Ltd.	102,742	467,910
Eagers Automotive, Ltd.	22,732	241,387
Elders, Ltd.	16,674	145,551
Electro Optic Systems Holdings, Ltd. (b)(c)	13,777	33,763
Emeco Holdings, Ltd. (c)	91,638	68,817
EML Payments, Ltd. (b)	43,295	118,806
Endeavour Group, Ltd.	168,768	843,831
EVENT Hospitality and Entertainment, Ltd. (b)	11,828	130,381
Evolution Mining, Ltd.	235,948	596,104
Flight Centre Travel Group, Ltd. (b)(c)	19,076	290,651
Fortescue Metals Group, Ltd.	224,452	2,388,881
G8 Education, Ltd. (b)	123,292	92,657
GDI Property Group REIT	67,675	56,162
Genworth Mortgage Insurance Australia, Ltd.	52,077	82,344
Glencore PLC (b)	1,305,831	6,147,097
Gold Road Resources, Ltd.	85,928	74,101
Goodman Group REIT	219,312	3,371,770
GPT Group REIT	258,362	929,823
GrainCorp, Ltd. Class A	34,811	156,948
Growthpoint Properties Australia, Ltd. REIT	38,972	114,044
GUD Holdings, Ltd.	8,342	60,824
GWA Group, Ltd.	32,768	64,092
Hansen Technologies, Ltd.	29,249	115,707
Harvey Norman Holdings, Ltd.	71,585	256,489
Healius, Ltd.	80,610	274,929
Home Consortium, Ltd. REIT	14,306	78,954
HT&E, Ltd. (c)	31,864	37,951
HUB24, Ltd.	6,901	141,981
IDP Education, Ltd. (c)	30,363	734,572
IGO, Ltd.	85,756	537,007
Iluka Resources, Ltd.	56,169	361,023
Imugene, Ltd. (b)	525,714	177,087
Incitec Pivot, Ltd.	255,512	531,053
Security Description	Shares	Value
Ingenia Communities Group REIT	37,516	$176,405
Inghams Group, Ltd. (c)	49,503	145,662
Insurance Australia Group, Ltd.	317,559	1,108,082
Integral Diagnostics, Ltd.	37,623	133,585
Integrated Research, Ltd. (b)(c)	33,401	39,263
InvoCare, Ltd. (c)	18,187	152,687
IOOF Holdings, Ltd.	96,661	294,819
IPH, Ltd.	26,936	175,768
IRESS, Ltd.	22,953	187,052
Irongate Group REIT	126,513	137,585
JB Hi-Fi, Ltd.	15,112	490,953
Johns Lyng Group, Ltd.	16,664	73,788
Jumbo Interactive, Ltd.	6,701	76,804
Juno Minerals, Ltd. (b)	16,913	1,789
Jupiter Mines, Ltd.	276,114	43,817
Kogan.com, Ltd. (b)(c)	10,762	83,696
LendLease Corp., Ltd. Stapled Security	85,310	655,360
Lifestyle Communities, Ltd.	11,878	187,243
Link Administration Holdings, Ltd.	65,766	206,062
Lovisa Holdings, Ltd.	8,077	108,862
Lynas Rare Earths, Ltd. (b)	127,163	601,254
MA Financial Group, Ltd.	8,793	46,250
Maas Group Holdings, Ltd.	10,079	39,169
Macquarie Group, Ltd.	44,949	5,802,426
Magellan Financial Group, Ltd.	17,358	435,337
Mayne Pharma Group, Ltd. (b)	178,522	36,355
McMillan Shakespeare, Ltd.	6,570	68,410
Medibank Pvt, Ltd.	367,946	938,667
Megaport, Ltd. (b)	17,180	205,126
Mesoblast, Ltd. (b)(c)	73,703	88,013
Metcash, Ltd.	150,901	421,719
Mineral Resources, Ltd.	20,171	639,618
Mirvac Group REIT	530,706	1,124,833
Monadelphous Group, Ltd. (c)	8,112	52,324
Mount Gibson Iron, Ltd.	67,371	23,264
Nanosonics, Ltd. (b)	34,472	154,185
National Australia Bank, Ltd.	432,340	8,519,115
National Storage REIT	153,354	251,457
nearmap, Ltd. (b)(c)	42,091	56,390
Netwealth Group, Ltd.	13,597	140,227
New Hope Corp., Ltd. (c)	83,313	143,591
Newcrest Mining, Ltd.	107,118	1,774,298
NEXTDC, Ltd. (b)	59,755	508,597
nib holdings, Ltd.	61,904	304,691
Nick Scali, Ltd.	7,545	61,914
Nickel Mines, Ltd.	109,119	72,559
Nine Entertainment Co. Holdings, Ltd.	170,361	318,141

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Northern Star Resources, Ltd.	143,299	$876,928
NRW Holdings, Ltd.	47,497	52,625
Nufarm, Ltd. (b)	39,475	134,747
Nuix, Ltd. (b)(c)	24,035	42,884
Objective Corp., Ltd.	2,964	39,481
OceanaGold Corp. (b)(c)	84,900	138,724
Oil Search, Ltd.	268,013	833,357
Omni Bridgeway, Ltd. (b)	33,098	81,851
oOh!media, Ltd. (b)	54,746	69,475
Orica, Ltd.	53,487	521,994
Origin Energy, Ltd.	238,684	800,120
Orocobre, Ltd. (b)	80,834	496,398
Orora, Ltd.	103,568	228,039
OZ Minerals, Ltd.	57,195	917,527
Pact Group Holdings, Ltd.	44,824	122,125
Paladin Energy, Ltd. (b)	276,815	135,984
Pendal Group, Ltd.	36,137	210,088
Perenti Global, Ltd.	51,384	29,854
Perpetual, Ltd.	7,306	197,342
Perseus Mining, Ltd. (b)	156,849	157,656
Pilbara Minerals, Ltd. (b)	499,501	719,217
Pinnacle Investment Management Group, Ltd.	9,944	111,251
Platinum Asset Management, Ltd.	48,574	121,787
PointsBet Holdings, Ltd. (b)(c)	23,912	171,004
PolyNovo, Ltd. (b)(c)	74,443	101,468
Premier Investments, Ltd.	11,030	236,933
Pro Medicus, Ltd.	6,177	239,433
Qantas Airways, Ltd. (b)	138,100	556,497
QBE Insurance Group, Ltd.	190,678	1,569,539
Qube Holdings, Ltd.	226,469	529,521
Ramelius Resources, Ltd.	102,763	98,820
Ramsay Health Care, Ltd.	23,520	1,164,605
REA Group, Ltd.	6,550	737,119
Redbubble, Ltd. (b)(c)	20,611	64,269
Reece, Ltd.	35,550	479,052
Regis Resources, Ltd.	95,189	137,906
Resolute Mining, Ltd. (b)(c)	168,285	50,457
Rio Tinto PLC	147,720	9,690,189
Rio Tinto, Ltd.	48,908	3,478,921
Rural Funds Group REIT	74,483	142,124
Sandfire Resources, Ltd.	16,700	65,098
Sandfire Resources, Ltd. (b)	16,700	66,107
Santos, Ltd.	242,505	1,241,088
Scentre Group REIT	670,180	1,425,203
SeaLink Travel Group, Ltd.	17,921	114,554
SEEK, Ltd.	43,942	965,186
Select Harvests, Ltd.	16,007	94,784
Seven Group Holdings, Ltd. (c)	24,216	354,502
SG Fleet Group, Ltd.	15,018	32,138
Shopping Centres Australasia Property Group REIT	149,905	286,899
Sigma Healthcare, Ltd.	183,261	82,075
Security Description	Shares	Value
Silver Lake Resources, Ltd. (b)	111,938	$108,350
SmartGroup Corp., Ltd.	16,016	109,203
SolGold PLC (b)	80,170	30,159
Sonic Healthcare, Ltd.	58,976	1,702,945
South32, Ltd. (e)	10,757	27,152
South32, Ltd. (e)	593,826	1,472,377
Southern Cross Media Group, Ltd.	24,760	38,346
Spark Infrastructure Group Stapled Security	231,432	467,072
St Barbara, Ltd.	100,779	97,047
Star Entertainment Group, Ltd. (b)	100,013	317,404
Steadfast Group, Ltd.	129,613	447,080
Stockland REIT	311,918	988,324
Suncorp Group, Ltd.	166,823	1,482,158
Super Retail Group, Ltd.	19,956	173,506
Sydney Airport Stapled Security (b)	166,389	976,364
Tabcorp Holdings, Ltd.	289,984	1,006,739
Tassal Group, Ltd.	27,407	69,222
Technology One, Ltd.	33,400	269,449
Telix Pharmaceuticals, Ltd. (b)	22,367	96,259
Telstra Corp., Ltd.	565,731	1,583,919
Temple & Webster Group, Ltd. (b)	8,580	76,578
Transurban Group Stapled Security	360,989	3,635,199
Transurban Group (b)	40,109	410,254
Treasury Wine Estates, Ltd.	89,413	787,788
Tyro Payments, Ltd. (b)(c)	40,390	111,996
United Malt Grp, Ltd.	28,650	83,396
Uniti Group, Ltd. (b)	66,189	182,287
Vicinity Centres REIT	504,592	596,050
Viva Energy Group, Ltd. (d)	111,623	188,598
Washington H Soul Pattinson & Co., Ltd. (c)	28,378	787,999
Waypoint REIT	99,103	194,230
Webjet, Ltd. (b)(c)	47,806	214,870
Wesfarmers, Ltd.	148,116	5,886,191
West African Resources, Ltd. (b)(c)	90,277	63,306
Western Areas, Ltd.	34,077	72,720
Westgold Resources, Ltd.	42,610	49,868
Westpac Banking Corp.	480,822	8,884,700
Whitehaven Coal, Ltd. (b)	130,725	298,990
WiseTech Global, Ltd.	19,036	721,308
Woodside Petroleum, Ltd.	132,634	2,266,066
Woolworths Group, Ltd.	166,227	4,665,156
Worley, Ltd.	42,656	299,839
Zip Co., Ltd. (b)(c)	54,762	269,866
		206,763,024
AUSTRIA — 0.3%
Agrana Beteiligungs AG	607	12,803

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ams AG (b)	36,788	$666,633
ANDRITZ AG	8,655	474,589
AT&S Austria Technologie & Systemtechnik AG	4,273	162,161
BAWAG Group AG (b)(d)	9,347	591,846
CA Immobilien Anlagen AG	8,392	355,572
DO & Co. AG (b)	757	61,267
Erste Group Bank AG	36,615	1,608,567
EVN AG	5,757	153,124
FACC AG (b)(c)	6,220	67,727
IMMOFINANZ AG (b)(c)	10,275	244,790
Lenzing AG (b)(c)	1,740	210,745
Mondi PLC (e)	47,325	1,160,564
Oesterreichische Post AG (c)	4,115	174,548
OMV AG	19,302	1,162,884
Palfinger AG	2,748	119,908
Porr AG (b)	3,398	60,647
Raiffeisen Bank International AG	21,548	563,868
S IMMO AG	4,849	112,170
S&T AG	8,066	209,724
Schoeller-Bleckmann Oilfield Equipment AG (b)	1,349	54,354
Semperit AG Holding	1,065	37,892
Telekom Austria AG (b)	20,116	173,926
UNIQA Insurance Group AG	23,821	212,216
Verbund AG	8,719	882,251
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,648	162,989
Voestalpine AG	15,211	562,166
Wienerberger AG	14,313	480,834
Zumtobel Group AG	2,928	30,609
		10,771,374
BELGIUM — 0.6%
Ackermans & van Haaren NV	3,010	518,838
Aedifica SA REIT	4,316	539,103
Ageas SA/NV	22,475	1,113,549
AGFA-Gevaert NV (b)	20,285	93,379
Anheuser-Busch InBev SA/NV	99,866	5,667,073
Barco NV	8,634	187,518
Befimmo SA REIT	2,488	99,912
Bekaert SA	4,561	189,845
bpost SA (b)	10,354	91,349
Cie d'Entreprises CFE	975	100,568
Cofinimmo SA REIT	3,481	528,135
D'ieteren Group	2,763	405,648
Econocom Group SA	27,987	107,612
Elia Group SA	4,133	494,150
Etablissements Franz Colruyt NV (c)	7,358	375,542
Euronav NV	23,225	220,226
Fagron	7,907	154,529
Galapagos NV (b)	5,886	308,975
Gimv NV	2,047	130,715
Security Description	Shares	Value
Groupe Bruxelles Lambert SA	14,804	$1,629,218
Immobel SA	500	43,345
Intervest Offices & Warehouses NV REIT	5,766	158,041
Ion Beam Applications	4,121	90,745
KBC Ancora	4,469	229,394
KBC Group NV	32,768	2,957,351
Kinepolis Group NV (b)	1,756	114,055
Melexis NV	2,489	264,345
Mithra Pharmaceuticals SA (b)(c)	1,371	30,182
Montea NV REIT	1,625	215,449
Ontex Group NV (b)	6,500	69,436
Orange Belgium SA	3,420	76,973
Proximus SADP	19,524	387,644
Recticel SA	8,030	133,397
Retail Estates NV REIT	1,506	110,171
Sofina SA	1,948	774,422
Solvay SA	9,513	1,180,675
Telenet Group Holding NV	5,514	210,644
Tessenderlo Group SA (b)	2,269	84,477
UCB SA	16,570	1,856,424
Umicore SA	25,239	1,493,902
Van de Velde NV	621	22,311
VGP NV	925	212,905
Warehouses De Pauw CVA REIT	18,087	733,237
X-Fab Silicon Foundries SE (b)(d)	6,093	57,937
Xior Student Housing NV REIT	2,755	155,654
		24,619,000
BRAZIL — 1.4%
3R Petroleum Oleo e Gas S.A. (b)	14,600	114,144
Adecoagro SA (b)	17,200	155,316
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (b)	72,400	106,164
AES Brasil Energia SA	22,400	50,482
Aliansce Sonae Shopping Centers SA	14,000	58,375
Alpargatas SA Preference Shares (b)	24,400	236,437
Alupar Investimento SA	19,900	88,783
Ambev SA	618,867	1,737,721
Ambipar Participacoes e Empreendimentos S/A	11,000	94,538
Americanas SA (b)	58,768	333,481
Anima Holding SA (b)	73,989	121,394
Arcos Dorados Holdings, Inc. Class A (b)	13,543	69,340
Arezzo Industria e Comercio SA	6,200	94,293
Atacadao SA	79,800	260,098

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Azul SA Preference Shares (b)	33,500	$223,850
B3 SA - Brasil Bolsa Balcao	802,903	1,877,257
Banco ABC Brasil SA Preference Shares	16,392	44,794
Banco Bradesco SA Preference Shares	635,502	2,429,391
Banco Bradesco SA	182,100	596,874
Banco BTG Pactual SA	150,308	694,039
Banco do Brasil SA	106,700	565,918
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	21,600	46,221
Banco Inter SA Preference Shares (d)	1	3
Banco Inter SA	45,585	390,270
Banco Pan SA Preference Shares	45,500	133,271
Banco Santander Brasil SA	49,000	318,070
BB Seguridade Participacoes SA	82,400	301,690
BK Brasil Operacao e Assessoria a Restaurantes SA (b)	31,656	47,697
Boa Vista Servicos SA	62,800	146,371
BR Malls Participacoes SA (b)	145,082	215,138
BR Properties SA	23,500	34,244
Bradespar SA Preference Shares	34,336	329,378
Braskem SA Class A, Preference Shares (b)	30,800	335,420
BRF SA (b)	77,900	387,291
C&A Modas Ltda (b)	18,000	23,818
Camil Alimentos SA	18,200	32,967
CCR SA	164,600	353,433
Centrais Eletricas Brasileiras SA	45,400	320,864
Centrais Eletricas Brasileiras SA Class B, Preference Shares	33,200	235,920
Cia Brasileira de Distribuicao	18,500	87,392
Cia de Locacao das Americas	49,500	220,660
Cia de Saneamento Basico do Estado de Sao Paulo	46,600	329,858
Cia de Saneamento de Minas Gerais-COPASA	25,800	65,342
Cia de Saneamento do Parana Preference Shares	41,300	29,181
Cia de Saneamento do Parana	20,500	72,084
Cia Energetica de Minas Gerais Preference Shares	148,780	383,083
Cia Energetica de Sao Paulo Class B, Preference Shares	31,300	135,622
Security Description	Shares	Value
Cia Energetica do Ceara Class A, Preference Shares	1,500	$15,911
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	4,400	45,252
Cia Paranaense de Energia Preference Shares	123,000	164,334
Cia Siderurgica Nacional SA	88,900	468,736
Cielo SA	206,639	86,844
Cogna Educacao (b)	280,063	139,289
Construtora Tenda SA	10,700	34,581
Cosan SA	135,080	569,682
CPFL Energia SA	27,000	133,442
Cruzeiro do Sul Educacional SA	39,700	54,644
CVC Brasil Operadora e Agencia de Viagens SA (b)	40,715	160,801
Cyrela Brazil Realty SA Empreendimentos e Participacoes (b)	46,400	153,279
Dexco SA	36,500	113,675
EcoRodovias Infraestrutura e Logistica SA (b)	35,529	58,553
EDP - Energias do Brasil SA	35,600	119,954
Embraer SA (b)	88,300	374,824
Enauta Participacoes SA	8,500	21,527
Energisa SA	20,900	168,423
Eneva SA (b)	80,400	243,019
Engie Brasil Energia SA	24,466	168,198
Equatorial Energia SA	119,300	555,021
Even Construtora e Incorporadora SA	11,100	15,665
Ez Tec Empreendimentos e Participacoes SA	13,200	55,330
Fleury SA	24,200	98,241
Gerdau SA Preference Shares	154,600	768,900
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,857	102,076
Grendene SA	42,700	72,565
Grupo De Mona Soma SA (b)	81,572	253,748
Grupo Mateus SA (b)	120,500	168,513
Grupo SBF SA (b)	10,267	52,664
Guararapes Confeccoes SA	16,300	40,474
Hapvida Participacoes e Investimentos SA (d)	154,041	384,191
Hidrovias do Brasil SA (b)	120,200	83,826
Hypera SA	46,500	274,277
Iguatemi Empresa de Shopping Centers SA	12,000	69,460
Instituto Hermes Pardini SA	9,200	38,158
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	24,100	137,862
Iochpe Maxion SA (b)	18,100	58,596
IRB Brasil Resseguros SA	111,593	96,870

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Itau Unibanco Holding SA Preference Shares	635,103	$3,371,970
Itausa SA Preference Shares	557,765	1,140,322
Jereissati Participacoes SA	3,700	18,123
JHSF Participacoes SA	32,024	34,793
Klabin SA (b)	93,328	414,666
Light SA	40,300	97,109
Localiza Rent a Car SA	79,566	795,383
Locaweb Servicos de Internet SA (d)	51,165	214,843
LOG Commercial Properties e Participacoes SA	7,400	35,201
Lojas Americanas SA Preference Shares	120,967	107,005
Lojas Quero Quero S/A	30,200	90,064
Lojas Renner SA	111,245	702,720
M Dias Branco SA	11,500	69,732
Magazine Luiza SA	375,061	987,057
Mahle-Metal Leve SA	4,100	28,390
Marcopolo SA Preference Shares	86,300	46,089
Marfrig Global Foods SA	58,600	275,960
Meliuz SA (d)	95,334	105,151
Metalurgica Gerdau SA Preference Shares	111,300	253,693
Minerva SA	36,335	69,684
Movida Participacoes SA	19,000	59,731
MPM Corporeos SA	39,700	109,215
MRV Engenharia e Participacoes SA	49,600	111,873
Multiplan Empreendimentos Imobiliarios SA	36,014	125,777
Natura & Co. Holding SA (b)	118,137	987,998
Notre Dame Intermedica Participacoes SA	65,577	897,924
Odontoprev SA	34,600	104,519
Omega Geracao SA (b)	20,740	122,105
Pet Center Comercio e Participacoes SA	49,100	211,398
Petro Rio SA (b)	71,610	328,815
Petrobras Distribuidora SA	147,800	637,160
Petroleo Brasileiro SA Preference Shares	624,100	3,118,839
Petroleo Brasileiro SA	487,700	2,519,546
Qualicorp Consultoria e Corretora de Seguros SA	32,700	119,964
Raia Drogasil SA	135,700	582,009
Randon SA Implementos e Participacoes Preference Shares	25,700	55,561
Rede D'Or Sao Luiz SA (d)	51,000	635,616
Rumo SA (b)	168,171	518,195
Santos Brasil Participacoes SA (b)	50,481	73,467
Sao Martinho SA	22,700	145,726
Sendas Distribuidora SA	111,000	387,865
Security Description	Shares	Value
Sequoia Logistica e Transportes SA (b)	24,000	$68,227
SIMPAR SA	66,400	166,582
SLC Agricola SA	13,200	110,466
Sul America SA	45,059	210,704
Suzano SA (b)	98,109	981,648
Telefonica Brasil SA	66,485	523,080
TIM SA	97,600	210,465
TOTVS SA	72,801	482,321
Transmissora Alianca de Energia Eletrica SA	25,200	165,752
Trisul SA	13,700	18,354
Tupy SA	11,000	40,718
Ultrapar Participacoes SA	86,600	234,265
Unipar Carbocloro SA Class B, Preference Shares	7,700	111,750
Vale SA	519,406	7,267,433
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (b)	61,200	167,913
Via S/A (b)	171,980	243,346
Vivara Participacoes SA	13,600	73,679
WEG SA	220,040	1,600,357
Wheaton Precious Metals Corp.	58,793	2,212,772
Yara International ASA	22,549	1,118,593
YDUQS Participacoes SA	42,100	183,578
		58,452,643
BURKINA FASO — 0.0% (a)
Endeavour Mining PLC	26,374	593,537
IAMGOLD Corp. (b)(c)	86,200	195,283
		788,820
CANADA — 6.6%
Absolute Software Corp.	5,500	60,433
Advantage Energy, Ltd. (b)(c)	43,000	217,232
Aecon Group, Inc.	7,000	105,924
Ag Growth International, Inc. (c)	4,900	109,422
Agnico Eagle Mines, Ltd.	31,521	1,634,957
Air Canada (b)(c)	24,300	443,667
AirBoss of America Corp. (c)	4,300	122,838
Alamos Gold, Inc. Class A	59,465	427,617
Algonquin Power & Utilities Corp. (c)	78,503	1,150,729
Alimentation Couche-Tard, Inc. Class B	107,900	4,127,429
Allied Properties Real Estate Investment Trust	10,000	317,480
AltaGas, Ltd. (c)	36,200	714,085
Altius Minerals Corp.	8,500	104,468
Altus Group, Ltd.	6,800	331,720
Andlauer Healthcare Group, Inc. (c)	1,700	66,223
ARC Resources, Ltd. (c)	89,585	839,384
Aritzia, Inc. (b)	13,200	420,116

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Artis Real Estate Investment Trust	7,800	$70,005
Atco, Ltd. Class I	11,700	375,239
Atlas Corp. (c)	12,100	183,799
ATS Automation Tooling Systems, Inc. (b)	11,900	377,426
Aurora Cannabis, Inc. (b)(c)	33,341	230,809
AutoCanada, Inc. (b)(c)	3,000	109,855
B2Gold Corp.	149,900	512,347
Badger Infrastructure Solutions, Ltd. (c)	4,100	109,551
Ballard Power Systems, Inc. (b)	34,000	477,184
Bank of Montreal	84,616	8,445,904
Bank of Nova Scotia	158,500	9,753,846
Barrick Gold Corp. (e)	186,917	3,374,347
Barrick Gold Corp. (e)	45,552	823,077
BCE, Inc.	19,479	975,603
Birchcliff Energy, Ltd. (c)	43,800	242,363
BlackBerry, Ltd. (b)(c)	69,700	678,376
Boardwalk Real Estate Investment Trust	2,700	100,788
Bombardier, Inc. Class B (b)	349,300	595,562
Boralex, Inc. Class A	13,500	398,548
Boyd Group Services, Inc.	3,100	574,926
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (b)	1,107	61,342
Brookfield Asset Management, Inc. Class A	167,825	8,991,027
Brookfield Infrastructure Corp. Class A	5,800	347,629
CAE, Inc. (b)	37,700	1,126,075
Calibre Mining Corp. (b)	23,200	24,723
Cameco Corp.	49,700	1,079,642
Canaccord Genuity Group, Inc.	20,300	223,214
Canada Goose Holdings, Inc. (b)	9,200	328,465
Canadian Apartment Properties REIT	12,200	569,240
Canadian Imperial Bank of Commerce (c)	58,600	6,522,161
Canadian National Railway Co. (c)	92,900	10,763,596
Canadian Natural Resources, Ltd.	154,900	5,662,406
Canadian Pacific Railway, Ltd. (c)	87,200	5,693,107
Canadian Tire Corp., Ltd. Class A (c)	7,700	1,077,277
Canadian Utilities, Ltd. Class A	19,000	511,876
Canadian Western Bank (c)	13,700	396,558
Canfor Corp. (b)	11,300	248,148
Canopy Growth Corp. (b)(c)	28,500	394,818
Capital Power Corp.	15,700	529,303
Capstone Mining Corp. (b)	56,300	219,094
Security Description	Shares	Value
Cargojet, Inc.	1,100	$175,752
Cascades, Inc.	10,200	126,166
CCL Industries, Inc. Class B	19,400	1,004,570
Celestica, Inc. (b)	15,400	136,757
Cenovus Energy, Inc.	170,682	1,720,495
Centerra Gold, Inc.	38,100	260,145
CGI, Inc. (b)	28,900	2,454,396
Choice Properties Real Estate Investment Trust	26,600	299,207
Chorus Aviation, Inc. (b)(c)	11,000	32,648
CI Financial Corp.	29,100	590,568
Cineplex, Inc. (b)(c)	7,400	76,754
Cogeco Communications, Inc. (c)	1,900	168,816
Cogeco, Inc.	1,700	121,040
Colliers International Group, Inc.	4,600	588,703
Cominar Real Estate Investment Trust	20,200	159,291
Computer Modelling Group, Ltd.	15,200	56,872
Constellation Software, Inc.	2,600	4,258,635
Converge Technology Solutions Corp. (b)	21,700	177,457
Corby Spirit and Wine, Ltd.	1,300	18,543
Corus Entertainment, Inc. Class B (c)	27,200	121,953
Crescent Point Energy Corp.	83,600	385,384
Crombie Real Estate Investment Trust	10,200	139,934
Cronos Group, Inc. (b)(c)	33,600	189,636
CT Real Estate Investment Trust	8,000	107,542
Denison Mines Corp. (b)(c)	93,500	135,801
Descartes Systems Group, Inc. (b)	10,800	878,936
Docebo, Inc. (b)	1,900	138,715
Dollarama, Inc.	37,700	1,634,951
Dream Industrial Real Estate Investment Trust	14,100	180,306
Dream Office Real Estate Investment Trust	3,000	54,466
DREAM Unlimited Corp. Class A	4,365	96,544
Dundee Precious Metals, Inc.	35,800	215,334
Dye & Durham, Ltd. (c)	8,800	285,773
ECN Capital Corp.	27,300	224,977
Element Fleet Management Corp. (c)	56,900	574,008
Emera, Inc.	32,500	1,471,524
Empire Co., Ltd. Class A	21,700	661,183
Enbridge, Inc.	264,800	10,547,269
Endeavour Silver Corp. (b)	40,100	164,281
Enerflex, Ltd.	10,500	76,915
Enerplus Corp.	43,000	344,177
Enghouse Systems, Ltd.	7,000	307,053

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Enthusiast Gaming Holdings, Inc. (b)	23,800	$85,855
Equinox Gold Corp. (b)(c)	36,718	242,304
Equitable Group, Inc.	2,200	248,159
ERO Copper Corp. (b)	12,000	212,748
Evertz Technologies, Ltd.	3,400	38,513
Exchange Income Corp.	2,400	83,982
Extendicare, Inc. (c)	10,000	57,939
Fairfax Financial Holdings, Ltd.	3,300	1,331,904
Fiera Capital Corp. (c)	8,400	69,356
Finning International, Inc.	23,200	572,286
First Capital Real Estate Investment Trust	19,000	262,462
First Majestic Silver Corp.	30,000	339,582
First National Financial Corp.	2,400	82,409
FirstService Corp.	5,000	903,817
Fortis, Inc.	61,361	2,721,612
Fortuna Silver Mines, Inc. (b)	34,963	137,440
Franco-Nevada Corp.	25,012	3,248,786
Freehold Royalties, Ltd.	12,300	100,975
GDI Integrated Facility Services, Inc. (b)	1,700	73,268
George Weston, Ltd. (c)	9,727	1,048,982
GFL Environmental, Inc. (c)	23,600	877,234
Gibson Energy, Inc.	22,300	409,439
Gildan Activewear, Inc.	24,900	909,636
goeasy, Ltd. (c)	2,100	335,029
Granite Real Estate Investment Trust	4,700	334,196
Great-West Lifeco, Inc.	35,800	1,089,104
H&R Real Estate Investment Trust	23,700	292,403
HEXO Corp. (b)	25,300	46,332
HLS Therapeutics, Inc. (c)	2,600	37,804
Home Capital Group, Inc. (b)(c)	9,100	266,567
Hudbay Minerals, Inc.	27,600	172,112
Hydro One, Ltd. (d)	41,500	980,787
iA Financial Corp., Inc.	13,700	777,110
IGM Financial, Inc.	12,600	450,053
Imperial Oil, Ltd. (c)	32,200	1,017,457
Innergex Renewable Energy, Inc.	19,800	317,275
Intact Financial Corp.	23,000	3,040,644
Inter Pipeline, Ltd.	14,000	220,468
Interfor Corp.	7,900	195,060
InterRent Real Estate Investment Trust	14,312	189,004
Intertape Polymer Group, Inc.	8,100	176,150
Ivanhoe Mines, Ltd. Class A (b)(c)	86,200	551,147
Jamieson Wellness, Inc. (d)	5,900	168,685
K92 Mining, Inc. (b)	38,400	184,596
Keyera Corp. (c)	28,400	714,456
Killam Apartment Real Estate Investment Trust	9,200	154,320
Security Description	Shares	Value
Kinaxis, Inc. (b)	4,000	$576,990
Kinross Gold Corp.	162,600	871,495
Kirkland Lake Gold, Ltd.	34,940	1,455,132
Knight Therapeutics, Inc. (b)(c)	11,900	50,255
Labrador Iron Ore Royalty Corp. (c)	9,300	258,552
Largo Resources, Ltd. (b)	4,440	46,613
Lassonde Industries, Inc. Class A	400	57,361
Laurentian Bank of Canada (c)	5,500	174,527
LifeWorks, Inc. (c)	11,500	292,935
Lightspeed Commerce, Inc. (b)(c)	13,600	1,312,067
Linamar Corp.	7,000	363,413
Lithium Americas Corp. (b)(c)	23,000	513,794
Loblaw Cos., Ltd.	22,400	1,536,889
Lundin Gold, Inc. (b)	18,100	135,302
MAG Silver Corp. (b)(c)	14,400	233,133
Magna International, Inc.	37,500	2,821,565
Manulife Financial Corp.	253,900	4,886,200
Maple Leaf Foods, Inc.	13,900	282,422
Martinrea International, Inc.	9,400	83,475
Maverix Metals, Inc.	11,300	50,575
MEG Energy Corp. (b)(c)	44,900	350,524
Methanex Corp.	10,500	483,787
Metro, Inc.	31,257	1,527,012
Mind Medicine MindMed, Inc. (b)	39,800	95,820
Minto Apartment Real Estate Investment Trust (d)	6,300	111,195
Morguard Corp.	1,200	126,171
Morguard North American Residential Real Estate Investment Trust	5,100	68,800
MTY Food Group, Inc.	4,300	217,028
Mullen Group, Ltd. (c)	18,900	192,155
National Bank of Canada	44,000	3,378,711
New Gold, Inc. (b)(c)	75,400	79,754
New Pacific Metals Corp. (b)	9,100	30,241
NexGen Energy, Ltd. (b)(c)	68,300	324,558
NFI Group, Inc. (c)	8,100	152,428
North West Co., Inc. (c)	5,900	157,507
Northland Power, Inc. (c)	29,100	914,220
NorthWest Healthcare Properties Real Estate Investment Trust	12,000	122,288
Novagold Resources, Inc. (b)	29,000	199,613
Nutrien, Ltd.	74,518	4,835,714
Nuvei Corp. (b)(d)	7,300	836,113
Onex Corp.	9,900	699,725
Open Text Corp.	35,000	1,707,937
Organigram Holdings, Inc. (b)(c)	32,100	73,988
Orla Mining, Ltd. (b)(c)	36,500	120,433
Osisko Gold Royalties, Ltd.	23,543	264,449

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Osisko Mining, Inc. (b)	34,100	$63,255
Pan American Silver Corp.	26,700	621,528
Paramount Resources, Ltd. Class A	9,100	134,900
Parex Resources, Inc.	20,900	380,105
Park Lawn Corp. (c)	6,600	190,261
Parkland Corp.	18,900	530,963
Pason Systems, Inc. (c)	21,600	146,972
Pembina Pipeline Corp.	71,948	2,280,232
Peyto Exploration & Development Corp. (c)	27,200	211,700
Power Corp. of Canada (c)	73,153	2,410,812
PrairieSky Royalty, Ltd. (c)	31,594	336,926
Premium Brands Holdings Corp.	5,700	582,846
Pretium Resources, Inc. (b)	23,800	230,138
PyroGenesis Canada, Inc. (b)(c)	24,900	100,634
Quebecor, Inc. Class B	24,200	584,727
Real Matters, Inc. (b)(c)	11,000	87,177
Recipe Unlimited Corp. (b)(c)	1,800	27,678
Restaurant Brands International, Inc.	36,246	2,220,223
Richelieu Hardware, Ltd.	6,700	220,328
RioCan Real Estate Investment Trust	23,800	406,545
Ritchie Bros Auctioneers, Inc. (c)	13,900	857,579
Rogers Communications, Inc. Class B	46,300	2,161,775
Rogers Sugar, Inc. (c)	17,400	74,168
Royal Bank of Canada	186,200	18,523,729
Russel Metals, Inc.	10,700	256,509
Sabina Gold & Silver Corp. (b)	54,400	62,694
Sandstorm Gold, Ltd. (b)	26,400	151,917
Saputo, Inc.	31,100	790,726
Savaria Corp. (c)	7,800	126,219
Score Media & Gaming, Inc. (b)	5,800	198,789
Seabridge Gold, Inc. (b)	12,400	190,965
Shaw Communications, Inc. Class B	61,608	1,790,588
Shopify, Inc. Class A (b)	14,700	19,949,113
Sienna Senior Living, Inc. (c)	14,400	163,454
Sierra Wireless, Inc. (b)	7,300	112,999
Silvercorp Metals, Inc.	20,600	78,540
SilverCrest Metals, Inc. (b)(c)	17,300	120,855
Slate Grocery REIT	2,100	21,550
Sleep Country Canada Holdings, Inc. (d)	4,300	114,047
SmartCentres Real Estate Investment Trust	12,400	290,314
SNC-Lavalin Group, Inc.	22,900	635,925
Solaris Resources, Inc. (b)	14,800	128,625
Spin Master Corp. (b)(d)	5,800	188,213
Sprott, Inc.	2,970	109,179
Security Description	Shares	Value
SSR Mining, Inc.	32,504	$472,608
Stantec, Inc.	14,400	676,323
Stelco Holdings, Inc.	4,500	131,855
Stella-Jones, Inc.	9,600	323,195
Summit Industrial Income REIT	15,800	259,914
Sun Life Financial, Inc. (c)	76,500	3,937,167
Suncor Energy, Inc.	196,964	4,082,784
SunOpta, Inc. (b)	9,300	83,101
Superior Plus Corp. (c)	20,700	221,077
TC Energy Corp. (c)	128,036	6,161,009
Teck Resources, Ltd. Class B	61,600	1,533,132
TELUS Corp.	57,162	1,256,179
TFI International, Inc.	11,800	1,206,965
Thomson Reuters Corp. (c)	22,730	2,512,797
Timbercreek Financial Corp.	17,500	133,165
TMX Group, Ltd.	7,200	776,294
Topaz Energy Corp. (c)	8,700	118,257
Torex Gold Resources, Inc. (b)	10,000	99,933
Toromont Industries, Ltd.	10,500	876,319
Toronto-Dominion Bank	237,757	15,736,610
Tourmaline Oil Corp. (c)	36,400	1,271,421
TransAlta Corp.	38,700	408,735
TransAlta Renewables, Inc. (c)	18,000	269,819
Transcontinental, Inc. Class A	9,200	146,114
Tricon Residential, Inc.	31,000	413,545
Trillium Therapeutics, Inc. (b)	10,000	175,711
Trisura Group, Ltd. (b)	6,800	232,097
Vermilion Energy, Inc. (b)(c)	18,600	183,820
Victoria Gold Corp. (b)	10,400	123,715
Village Farms International, Inc. (b)	16,400	136,963
Wallbridge Mining Co., Ltd. (b)(c)	76,500	32,005
Well Health Technologies Corp. (b)(c)	27,500	153,688
Wesdome Gold Mines, Ltd. (b)	17,600	141,011
West Fraser Timber Co., Ltd.	11,963	1,007,391
Westport Fuel Systems, Inc. (b)	17,400	57,137
Westshore Terminals Investment Corp. (c)	5,200	100,359
Whitecap Resources, Inc. (c)	86,300	477,533
Winpak, Ltd.	4,100	132,530
WPT Industrial Real Estate Investment Trust (b)	5,700	123,576
WSP Global, Inc. (c)	15,000	1,795,714
Yamana Gold, Inc.	138,900	548,210
		281,974,970
CAYMAN ISLANDS — 0.0% (a)
Beyondspring, Inc. (b)	7,600	119,776

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CHILE — 0.2%
AES Andes SA	416,056	$48,782
Aguas Andinas SA Class A	350,034	70,248
Antofagasta PLC	54,996	1,000,135
Banco de Chile	6,139,866	565,956
Banco de Credito e Inversiones SA	5,934	216,260
Banco Santander Chile	8,119,863	406,193
CAP SA	8,595	91,220
Cencosud SA	176,103	339,977
Cencosud Shopping SA	60,031	70,216
Cia Cervecerias Unidas SA	13,820	122,485
Cia Sud Americana de Vapores SA	1,462,277	102,663
Colbun SA	949,998	153,693
Embotelladora Andina SA Class B, Preference Shares	41,639	89,722
Empresa Nacional de Telecomunicaciones SA	17,714	72,854
Empresas CMPC SA	144,560	271,573
Empresas COPEC SA	45,744	379,041
Enel Americas SA	2,503,175	295,287
Enel Chile SA	3,153,263	149,355
Engie Energia Chile SA	71,134	47,535
Falabella SA	99,044	346,325
Forus SA	37,877	56,334
Grupo Security SA	204,548	32,715
Inversiones Aguas Metropolitanas SA	41,746	21,746
Inversiones La Construccion SA	3,247	12,238
Itau CorpBanca (b)	17,520,243	42,899
Lundin Mining Corp.	86,400	621,308
Parque Arauco SA (b)	67,993	69,190
Ripley Corp. SA (b)	96,292	17,692
SMU SA	287,875	29,300
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	16,589	891,394
SONDA SA	96,773	41,690
Vina Concha y Toro SA	42,844	67,932
		6,743,958
CHINA — 8.9%
111, Inc. ADR (b)(c)	4,800	29,616
17 Education & Technology Group, Inc. ADR (b)	23,000	20,702
21Vianet Group, Inc. ADR (b)	14,400	249,264
360 DigiTech, Inc. ADR (b)	12,700	258,064
360 Security Technology, Inc. Class A (b)	27,600	50,650
361 Degrees International, Ltd. (b)(c)	183,000	88,389
3SBio, Inc. (b)(c)(d)	135,500	132,742
51job, Inc. ADR (b)	3,900	271,167
Security Description	Shares	Value
AAC Technologies Holdings, Inc.	91,000	$430,338
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	153,023
AECC Aviation Power Co., Ltd. Class A	35,700	293,957
Agile Group Holdings, Ltd.	174,000	162,274
Agora, Inc. ADR (b)	7,800	226,200
Agricultural Bank of China, Ltd. Class A	953,100	433,514
Agricultural Bank of China, Ltd. Class H	3,993,000	1,371,717
Aier Eye Hospital Group Co., Ltd. Class A	35,500	292,963
Air China, Ltd. Class A (b)	43,000	49,362
Air China, Ltd. Class H (b)	186,000	122,706
Airtac International Group	19,000	591,127
AK Medical Holdings, Ltd. (d)	48,000	66,412
Akeso, Inc. (b)(d)	30,000	164,196
Alibaba Group Holding, Ltd. ADR (b)	6,900	1,021,545
Alibaba Group Holding, Ltd. (b)	1,935,400	35,831,877
Alibaba Health Information Technology, Ltd. (b)	521,500	750,980
A-Living Smart City Services Co., Ltd. (c)(d)	70,000	248,586
Alphamab Oncology (b)(d)	45,000	102,034
Aluminum Corp. of China, Ltd. Class A (b)	84,600	100,661
Aluminum Corp. of China, Ltd. Class H (b)	462,000	343,165
Angel Yeast Co., Ltd. Class A	12,900	99,924
Anhui Conch Cement Co., Ltd. Class A	28,700	181,273
Anhui Conch Cement Co., Ltd. Class H	170,500	920,948
Anhui Gujing Distillery Co., Ltd. Class A	2,100	77,341
Anhui Gujing Distillery Co., Ltd. Class B	20,900	271,224
Anhui Kouzi Distillery Co., Ltd. Class A	9,700	75,797
ANTA Sports Products, Ltd.	139,000	2,624,803
Ascentage Pharma Group International (b)(d)	16,900	74,991
Asia Cement China Holdings Corp.	63,000	49,473
Asiainfo Technologies, Ltd. (d)	6,400	10,590
Asymchem Laboratories Tianjin Co., Ltd. Class A	5,600	386,037
Autobio Diagnostics Co., Ltd. Class A	3,640	30,061
Autohome, Inc. ADR	9,800	459,914
Avary Holding Shenzhen Co., Ltd. Class A	11,300	58,237

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
AVIC Electromechanical Systems Co., Ltd. Class A	59,600	$122,227
AviChina Industry & Technology Co., Ltd. Class H	321,000	201,950
Baidu, Inc. ADR (b)	35,700	5,488,875
Baidu, Inc. Class A (b)	7,150	137,484
Bank of Beijing Co., Ltd. Class A	187,700	126,537
Bank of Chengdu Co., Ltd. Class A	77,900	142,128
Bank of China, Ltd. Class A	241,900	114,240
Bank of China, Ltd. Class H	11,056,000	3,906,474
Bank of Communications Co., Ltd. Class A	270,300	188,128
Bank of Communications Co., Ltd. Class H	1,401,000	829,247
Bank of Hangzhou Co., Ltd. Class A	58,900	135,490
Bank of Jiangsu Co., Ltd. Class A	156,780	140,728
Bank of Nanjing Co., Ltd. Class A	46,000	64,257
Bank of Ningbo Co., Ltd. Class A	41,400	224,750
Bank of Shanghai Co., Ltd. Class A	102,500	115,844
Baoshan Iron & Steel Co., Ltd. Class A	184,000	246,158
Baozun, Inc. ADR (b)	9,900	173,547
BC Technology Group, Ltd. (b)(c)	21,000	33,089
BeiGene, Ltd. ADR (b)(c)	5,900	2,141,700
Beijing Capital International Airport Co., Ltd. Class H (b)(c)	220,000	128,968
Beijing Capital Land, Ltd. Class H (b)	186,000	66,423
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (b)(c)	4,000	8,526
Beijing Dabeinong Technology Group Co., Ltd. Class A	67,200	78,605
Beijing Enterprises Holdings, Ltd.	58,000	231,507
Beijing Enterprises Urban Resources Group, Ltd. (b)	196,000	20,266
Beijing Enterprises Water Group, Ltd.	662,000	259,134
Beijing Jingneng Clean Energy Co., Ltd. Class H	138,000	47,648
Beijing Kingsoft Office Software, Inc. Class A	4,000	175,593
Beijing New Building Materials PLC Class A	10,400	51,096
Beijing Shunxin Agriculture Co., Ltd. Class A	10,900	59,412
Security Description	Shares	Value
Beijing Tiantan Biological Products Corp., Ltd. Class A	12,600	$62,245
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	30,000	39,440
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	4,400	151,348
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	296,500	218,229
BEST, Inc. ADR (b)(c)	26,700	44,589
Betta Pharmaceuticals Co., Ltd. Class A	2,800	40,478
BGI Genomics Co., Ltd. Class A	2,500	33,911
Bilibili, Inc. ADR (b)(c)	21,100	1,396,187
Bit Digital, Inc. (b)(c)	15,200	109,896
BIT Mining, Ltd. ADR (b)(c)	13,400	109,478
BOC Hong Kong Holdings, Ltd.	484,000	1,458,494
BOE Technology Group Co., Ltd. Class A	345,900	268,956
Bosideng International Holdings, Ltd.	408,000	288,571
Brilliance China Automotive Holdings, Ltd. (b)(f)	192,000	61,660
Budweiser Brewing Co. APAC, Ltd. (c)(d)	223,200	566,937
Burning Rock Biotech, Ltd. ADR (b)	5,300	94,764
BYD Co., Ltd. Class A	14,700	566,648
BYD Co., Ltd. Class H	104,500	3,248,110
BYD Electronic International Co., Ltd. (c)	81,000	283,282
By-health Co., Ltd. Class A	11,400	49,900
C&D International Investment Group, Ltd.	30,000	57,401
C&S Paper Co., Ltd. Class A	9,600	25,627
Caitong Securities Co., Ltd. Class A	23,200	38,730
Canaan, Inc. ADR (b)(c)	10,800	65,988
Cango, Inc. ADR (c)	18,100	72,762
CanSino Biologics, Inc. Class A (b)	697	36,644
CanSino Biologics, Inc. Class H (b)(c)(d)	9,600	339,555
Central China Management Co., Ltd.	89,000	15,809
Central China Real Estate, Ltd.	89,000	17,202
CGN New Energy Holdings Co., Ltd. (c)	158,000	166,300
CGN Power Co., Ltd. Class H (d)	1,191,600	361,660
Changchun High & New Technology Industry Group, Inc. Class A	3,200	135,692

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Changjiang Securities Co., Ltd. Class A	35,800	$42,252
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	4,600	128,792
Chaowei Power Holdings, Ltd.	4,000	1,147
Chaozhou Three-Circle Group Co., Ltd. Class A	24,900	142,539
China Aoyuan Group, Ltd. (c)	128,000	67,471
China Baoan Group Co., Ltd. Class A	34,300	101,933
China BlueChemical, Ltd. Class H	204,000	74,461
China Bohai Bank Co., Ltd. Class H (c)(d)	381,500	148,980
China Cinda Asset Management Co., Ltd. Class H	1,059,592	178,943
China CITIC Bank Corp., Ltd. Class H	1,584,000	713,953
China Common Rich Renewable Energy Investment, Ltd. (b)(f)	68,000	—
China Communications Services Corp., Ltd. Class H	250,000	138,255
China Conch Venture Holdings, Ltd.	204,500	949,570
China Construction Bank Corp. Class A	52,100	48,010
China Construction Bank Corp. Class H	12,732,000	9,086,602
China CSSC Holdings, Ltd. Class A	32,600	126,354
China Datang Corp. Renewable Power Co., Ltd. Class H (c)	556,000	247,727
China Dongxiang Group Co., Ltd.	380,000	41,492
China East Education Holdings, Ltd. (b)(c)(d)	63,000	64,986
China Eastern Airlines Corp., Ltd. Class A (b)	60,800	44,218
China Education Group Holdings, Ltd.	86,000	148,343
China Everbright Bank Co., Ltd. Class A	257,500	134,834
China Everbright Bank Co., Ltd. Class H	364,300	128,231
China Everbright Environment Group, Ltd.	441,518	331,783
China Everbright, Ltd.	90,000	105,744
China Evergrande Group (c)	249,000	94,072
China Feihe, Ltd. (d)	457,000	770,286
China Foods, Ltd.	362,000	130,323
Security Description	Shares	Value
China Fortune Land Development Co., Ltd. Class A (b)	21,320	$13,293
China Galaxy Securities Co., Ltd. Class A	27,500	44,463
China Galaxy Securities Co., Ltd. Class H	366,800	212,727
China Gas Holdings, Ltd.	395,600	1,168,382
China Greatwall Technology Group Co., Ltd. Class A	33,600	68,450
China Harmony Auto Holding, Ltd.	85,500	45,000
China Hongqiao Group, Ltd.	276,500	350,901
China Huarong Asset Management Co., Ltd. Class H (b)(d)(f)	1,024,000	67,086
China International Capital Corp., Ltd. Class A	6,300	55,801
China International Capital Corp., Ltd. Class H (d)	181,200	473,685
China Jinmao Holdings Group, Ltd.	754,000	270,947
China Jushi Co., Ltd. Class A	25,717	69,443
China Kepei Education Group, Ltd. (c)	64,000	33,954
China Lesso Group Holdings, Ltd.	128,000	203,729
China Life Insurance Co., Ltd. Class A	15,100	69,463
China Life Insurance Co., Ltd. Class H	1,075,000	1,757,899
China Literature, Ltd. (b)(d)	47,800	362,753
China Logistics Property Holdings Co., Ltd. (b)(c)(d)	141,000	75,711
China Longyuan Power Group Corp., Ltd. Class H	511,000	1,253,895
China Maple Leaf Educational Systems, Ltd. (b)(c)	136,000	24,285
China Medical System Holdings, Ltd.	164,000	298,888
China Meidong Auto Holdings, Ltd.	70,000	352,216
China Mengniu Dairy Co., Ltd. (b)	405,000	2,608,132
China Merchants Bank Co., Ltd. Class A	167,400	1,302,792
China Merchants Bank Co., Ltd. Class H	506,500	4,030,798
China Merchants Energy Shipping Co., Ltd. Class A	61,200	52,313
China Merchants Port Holdings Co., Ltd.	158,151	270,440
China Merchants Securities Co., Ltd. Class A	40,300	113,750
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	82,900	165,791

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp., Ltd. Class A	256,700	$155,316
China Minsheng Banking Corp., Ltd. Class H (c)	945,600	379,435
China Modern Dairy Holdings, Ltd. (c)	214,000	40,336
China Molybdenum Co., Ltd. Class A	95,900	88,781
China Molybdenum Co., Ltd. Class H	429,000	264,854
China National Building Material Co., Ltd. Class H	486,000	653,751
China National Chemical Engineering Co., Ltd. Class A	71,900	120,316
China National Nuclear Power Co., Ltd. Class A	70,800	78,786
China National Software & Service Co., Ltd. Class A	8,900	67,594
China New Higher Education Group, Ltd. (d)	79,000	36,648
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	23,500	159,055
China Oilfield Services, Ltd. Class H	186,000	176,024
China Online Education Group ADR (b)	900	2,349
China Oriental Group Co., Ltd.	192,000	59,273
China Overseas Grand Oceans Group, Ltd.	201,000	122,542
China Overseas Land & Investment, Ltd.	517,500	1,171,160
China Overseas Property Holdings, Ltd.	280,000	231,862
China Pacific Insurance Group Co., Ltd. Class A	66,000	276,051
China Pacific Insurance Group Co., Ltd. Class H	330,000	979,902
China Petroleum & Chemical Corp. Class A	184,500	126,626
China Petroleum & Chemical Corp. Class H	3,112,000	1,533,567
China Power International Development, Ltd.	606,000	321,502
China Railway Group, Ltd. Class A	110,500	96,511
China Railway Group, Ltd. Class H	423,000	209,942
China Renaissance Holdings, Ltd. (b)(d)	18,400	45,256
China Resources Beer Holdings Co., Ltd.	190,721	1,410,579
China Resources Cement Holdings, Ltd.	276,000	265,291
China Resources Gas Group, Ltd.	116,000	609,456
Security Description	Shares	Value
China Resources Land, Ltd.	431,333	$1,815,330
China Resources Medical Holdings Co., Ltd.	86,000	69,461
China Resources Mixc Lifestyle Services, Ltd. (d)	71,600	393,894
China Resources Pharmaceutical Group, Ltd. (d)	177,000	86,874
China Resources Power Holdings Co., Ltd.	246,055	706,671
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	17,300	75,643
China SCE Group Holdings, Ltd.	147,000	51,397
China Shenhua Energy Co., Ltd. Class A	39,600	138,502
China Shenhua Energy Co., Ltd. Class H	464,000	1,080,863
China South City Holdings, Ltd.	476,000	40,127
China South Publishing & Media Group Co., Ltd. Class A	41,182	57,179
China Southern Airlines Co., Ltd. Class A (b)	56,500	50,352
China Southern Airlines Co., Ltd. Class H (b)(c)	302,000	169,697
China State Construction Engineering Corp., Ltd. Class A	288,700	214,125
China State Construction International Holdings, Ltd.	230,750	201,456
China Taiping Insurance Holdings Co., Ltd.	190,000	287,490
China Tobacco International HK Co., Ltd.	23,000	48,877
China Tourism Group Duty Free Corp., Ltd. Class A	15,200	609,751
China Tower Corp., Ltd. Class H (d)	5,940,000	776,249
China Traditional Chinese Medicine Holdings Co., Ltd.	318,000	160,698
China TransInfo Technology Co., Ltd. Class A	19,700	45,039
China Travel International Investment Hong Kong, Ltd. (b)	266,000	39,166
China United Network Communications, Ltd. Class A	240,700	153,282
China Vanke Co., Ltd. Class A	70,100	230,760
China Vanke Co., Ltd. Class H	246,600	674,282
China Water Affairs Group, Ltd.	126,000	140,782

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
China Yangtze Power Co., Ltd. Class A	180,300	$613,332
China Yuchai International, Ltd.	2,300	31,257
China Yuhua Education Corp., Ltd. (d)	184,000	89,345
China Zheshang Bank Co., Ltd. Class A	76,700	42,125
China Zhongwang Holdings, Ltd. (b)(c)	231,200	49,895
Chinasoft International, Ltd. (b)	366,000	646,401
Chindata Group Holdings, Ltd. ADR (b)	10,400	87,464
Chlitina Holding, Ltd.	6,000	42,512
Chongqing Brewery Co., Ltd. Class A (b)	7,200	146,038
Chongqing Changan Automobile Co., Ltd. Class A	35,000	90,107
Chongqing Rural Commercial Bank Co., Ltd. Class H	257,000	93,420
Chongqing Zhifei Biological Products Co., Ltd. Class A	10,200	249,695
Chow Tai Fook Jewellery Group, Ltd.	266,400	506,636
CIFI Ever Sunshine Services Group, Ltd.	82,000	163,905
CIFI Holdings Group Co., Ltd.	377,802	256,475
CIMC Enric Holdings, Ltd. (c)	78,000	93,078
CITIC Securities Co., Ltd. Class A	93,900	366,259
CITIC Securities Co., Ltd. Class H	291,000	737,722
CITIC Telecom International Holdings, Ltd.	132,000	44,895
CITIC, Ltd.	747,000	790,878
CMGE Technology Group, Ltd. (b)(c)	118,000	46,506
COFCO Joycome Foods., Ltd. (b)	220,000	69,237
Contemporary Amperex Technology Co., Ltd. Class A	19,100	1,549,413
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	80,600	213,291
COSCO SHIPPING Holdings Co., Ltd. Class H (b)(c)	510,900	775,256
COSCO SHIPPING Ports, Ltd.	192,581	166,327
Country Garden Holdings Co., Ltd. (c)	1,059,115	1,092,060
Country Garden Services Holdings Co., Ltd.	193,000	1,525,074
CRRC Corp., Ltd. Class A	188,900	181,390
CSC Financial Co., Ltd. Class A	31,500	150,021
Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	1,211,280	$1,445,487
CStone Pharmaceuticals (b)(c)(d)	54,500	76,135
Dada Nexus, Ltd. ADR (b)	7,200	144,288
Dali Foods Group Co., Ltd. (d)	286,500	172,975
Daqo New Energy Corp. ADR (b)	7,500	427,500
DaShenLin Pharmaceutical Group Co., Ltd. Class A	5,040	33,118
DIDI Global, Inc. ADR (b)(c)	38,300	298,357
Differ Group Holding Co., Ltd. (b)	304,000	70,683
Dongfang Electric Corp., Ltd. Class A	54,100	152,804
Dongfeng Motor Group Co., Ltd. Class H	326,000	290,303
Dongyue Group, Ltd.	146,000	360,114
DouYu International Holdings, Ltd. ADR (b)	11,300	37,177
East Money Information Co., Ltd. Class A	76,404	404,484
Ebang International Holdings, Inc. Class A (b)	15,400	29,260
Ecovacs Robotics Co., Ltd. Class A	3,400	79,906
Edvantage Group Holdings, Ltd.	36,000	21,934
EHang Holdings, Ltd. ADR (b)(c)	2,700	64,557
E-House China Enterprise Holdings, Ltd.	45,000	6,806
ENN Energy Holdings, Ltd.	101,500	1,674,087
ESR Cayman, Ltd. (b)(d)	260,600	786,517
Eve Energy Co., Ltd. Class A	13,306	202,671
Everbright Securities Co., Ltd. Class A	35,500	84,960
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	69,000	46,403
Fangda Carbon New Material Co., Ltd. Class A	27,600	43,113
Fanhua, Inc. ADR (c)	4,800	57,792
Far East Horizon, Ltd.	238,000	241,527
FIH Mobile, Ltd. (b)(c)	297,000	44,304
Financial Street Holdings Co., Ltd. Class A	118,527	109,766
FinVolution Group ADR	18,700	105,468
Flat Glass Group Co., Ltd. Class A	16,900	120,845
Flat Glass Group Co., Ltd. Class H (b)	51,000	238,644
Focus Media Information Technology Co., Ltd. Class A	101,100	114,501

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	25,162	$427,200
Fosun International, Ltd.	293,000	356,069
Fosun Tourism Group (b)(c)(d)	50,600	65,347
Founder Securities Co., Ltd. Class A	44,900	56,769
Foxconn Industrial Internet Co., Ltd. Class A	33,000	59,243
FriendTimes, Inc.	8,000	1,349
Fu Jian Anjoy Foods Co., Ltd. Class A	1,600	47,596
Fu Shou Yuan International Group, Ltd.	141,000	117,284
Fufeng Group, Ltd. (b)	138,000	48,927
Futu Holdings, Ltd. ADR (b)(c)	6,400	582,528
Fuyao Glass Industry Group Co., Ltd. Class A	12,300	80,295
Fuyao Glass Industry Group Co., Ltd. Class H (d)	74,800	397,858
Ganfeng Lithium Co., Ltd. Class A	10,700	268,659
Ganfeng Lithium Co., Ltd. Class H (d)	32,600	571,198
Gaotu Techedu, Inc. ADR (b)(c)	14,900	45,743
G-bits Network Technology Xiamen Co., Ltd. Class A	1,600	97,029
GCL New Energy Holdings, Ltd. (b)	258,000	9,863
GDS Holdings, Ltd. ADR (b)	11,300	639,693
Geely Automobile Holdings, Ltd.	786,000	2,256,297
GEM Co., Ltd. Class A	32,900	56,612
Gemdale Corp. Class A	24,500	42,456
Gemdale Properties & Investment Corp., Ltd.	808,000	87,187
Genertec Universal Medical Group Co., Ltd. (d)	93,000	72,709
Genetron Holdings, Ltd. ADR (b)	1,900	26,315
Genscript Biotech Corp. (b)(c)	142,000	544,975
GF Securities Co., Ltd. Class A	32,100	103,667
GF Securities Co., Ltd. Class H	178,200	310,753
Giant Network Group Co., Ltd. Class A	26,300	42,386
Gigadevice Semiconductor Beijing, Inc. Class A	3,528	78,789
GoerTek, Inc. Class A	28,300	187,789
GOME Retail Holdings, Ltd. (b)	1,427,000	133,106
Great Wall Motor Co., Ltd. Class A	14,400	116,871
Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	411,000	$1,512,287
Greatview Aseptic Packaging Co., Ltd.	208,000	77,486
Greenland Holdings Corp., Ltd. Class A	52,185	37,898
Greentown China Holdings, Ltd. (c)	100,500	151,569
Greentown Service Group Co., Ltd.	174,000	188,774
GreenTree Hospitality Group, Ltd. ADR (b)	2,500	20,400
Guangdong Haid Group Co., Ltd. Class A	8,600	89,672
Guangdong Investment, Ltd.	346,000	451,504
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,700	99,899
Guanghui Energy Co., Ltd. Class A (b)	204,300	273,131
Guangzhou Automobile Group Co., Ltd. Class H	378,800	332,867
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	10,100	46,482
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	80,883
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	6,600	104,405
Guangzhou R&F Properties Co., Ltd. Class H (c)	180,400	138,813
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	8,307	100,754
Guangzhou Tinci Materials Technology Co., Ltd. Class A	13,430	314,716
Guosen Securities Co., Ltd. Class A	26,700	48,744
Guotai Junan Securities Co., Ltd. Class A	54,200	149,166
Guoxuan High-Tech Co., Ltd. Class A (b)	8,500	62,171
Haidilao International Holding, Ltd. (c)(d)	131,000	501,836
Haier Smart Home Co., Ltd. Class A	40,800	163,876
Haier Smart Home Co., Ltd. Class H	283,200	990,026
Hainan Meilan International Airport Co., Ltd. Class H (b)	25,000	104,812
Haitian International Holdings, Ltd.	76,000	235,802
Haitong Securities Co., Ltd. Class A	61,800	115,902
Haitong Securities Co., Ltd. Class H	354,800	323,448

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	11,280	$219,928
Hangzhou Robam Appliances Co., Ltd. Class A	18,900	98,717
Hangzhou Silan Microelectronics Co., Ltd. Class A	9,600	84,313
Hangzhou Steam Turbine Co., Ltd. Class B	113,200	225,247
Hangzhou Tigermed Consulting Co., Ltd. Class A	7,900	212,729
Hangzhou Tigermed Consulting Co., Ltd. Class H (d)	18,000	380,627
Hansoh Pharmaceutical Group Co., Ltd. (d)	158,000	399,957
Harbin Electric Co., Ltd. Class H	36,000	17,046
Health & Happiness H&H International Holdings, Ltd.	22,500	53,644
Hebei Construction Group Corp., Ltd. Class H	100,000	26,077
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,200	71,688
Hello Group, Inc. ADR	21,000	222,180
Henan Shuanghui Investment & Development Co., Ltd. Class A	28,100	117,969
Hengan International Group Co., Ltd.	83,000	442,605
Hengli Petrochemical Co., Ltd. Class A	40,400	161,643
HengTen Networks Group, Ltd. (b)(c)	455,200	133,669
Hengyi Petrochemical Co., Ltd. Class A	49,790	88,168
Hithink RoyalFlush Information Network Co., Ltd. Class A	3,600	66,506
Homeland Interactive Technology, Ltd.	8,000	2,209
Hongfa Technology Co., Ltd. Class A	5,100	49,204
Hope Education Group Co., Ltd. (d)	186,000	27,758
Hopson Development Holdings, Ltd.	80,400	286,269
Hua Hong Semiconductor, Ltd. (b)(d)	65,000	333,396
Hua Medicine (b)(d)	84,000	50,607
Huadong Medicine Co., Ltd. Class A	11,260	51,709
Huafon Chemical Co., Ltd. Class A	33,800	63,370
Hualan Biological Engineering, Inc. Class A	28,860	124,392
Huaneng Power International, Inc. Class A	89,900	115,196
Security Description	Shares	Value
Huaneng Power International, Inc. Class H (c)	478,000	$256,457
Huangshan Tourism Development Co., Ltd. Class B (b)	20,400	14,280
Huatai Securities Co., Ltd. Class A	50,600	132,805
Huatai Securities Co., Ltd. Class H (d)	228,400	351,996
Huaxi Securities Co., Ltd. Class A	50,700	75,353
Huaxia Bank Co., Ltd. Class A	91,800	79,008
Huayu Automotive Systems Co., Ltd. Class A	18,000	63,379
Huazhu Group, Ltd. ADR (b)(c)	23,500	1,077,710
Hubei Biocause Pharmaceutical Co., Ltd. Class A	70,600	36,567
Huizhou Desay Sv Automotive Co., Ltd. Class A	3,400	44,276
Humanwell Healthcare Group Co., Ltd. Class A	11,800	36,859
Hunan Valin Steel Co., Ltd. Class A	44,000	44,874
Hundsun Technologies, Inc. Class A	8,008	71,274
Hutchmed China, Ltd. ADR (b)	10,700	391,727
HUYA, Inc. ADR (b)	9,200	76,728
iClick Interactive Asia Group, Ltd. ADR (b)(c)	15,000	82,950
iDreamSky Technology Holdings, Ltd. (b)(d)	8,400	4,495
Iflytek Co., Ltd. Class A	11,900	96,870
I-Mab ADR (b)	3,900	282,711
Imeik Technology Development Co., Ltd. Class A	1,900	174,518
Industrial & Commercial Bank of China, Ltd. Class A	458,300	330,011
Industrial & Commercial Bank of China, Ltd. Class H	7,433,000	4,120,289
Industrial Bank Co., Ltd. Class A	149,300	420,610
Industrial Securities Co., Ltd. Class A	42,900	65,107
INESA Intelligent Tech, Inc. Class B	112,900	50,990
Ingenic Semiconductor Co., Ltd. Class A	3,500	69,213
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	292,000	142,051
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	87,500	185,957

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	219,500	$193,737
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	49,900	291,036
Inner Mongolia Yitai Coal Co., Ltd. Class B	174,300	151,292
Innovent Biologics, Inc. (b)(d)	146,500	1,410,831
Inspur Electronic Information Industry Co., Ltd. Class A	7,900	34,782
Inspur International, Ltd. (b)	14,000	8,505
Intco Medical Technology Co., Ltd. Class A	7,500	68,132
iQIYI, Inc. ADR (b)	36,500	293,095
JA Solar Technology Co., Ltd. Class A	7,300	74,001
Jafron Biomedical Co., Ltd. Class A	9,500	86,109
Jason Furniture Hangzhou Co., Ltd. Class A	4,100	37,861
JCET Group Co., Ltd. Class A	16,700	82,243
JD Health International, Inc. (b)(c)(d)	44,000	424,031
JD.com, Inc. ADR (b)	114,400	8,264,256
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	54,700	54,128
Jiangsu Eastern Shenghong Co., Ltd. Class A	23,500	101,574
Jiangsu Expressway Co., Ltd. Class H	158,000	159,651
Jiangsu Hengli Hydraulic Co., Ltd. Class A	13,468	176,053
Jiangsu Hengrui Medicine Co., Ltd. Class A	43,924	341,453
Jiangsu King's Luck Brewery JSC, Ltd. Class A	7,700	53,884
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	11,900	304,502
Jiangsu Yangnong Chemical Co., Ltd. Class A	2,100	33,994
Jiangxi Copper Co., Ltd. Class A	32,700	122,492
Jiangxi Copper Co., Ltd. Class H	142,000	252,634
Jiangxi Zhengbang Technology Co., Ltd. Class A	25,800	37,527
Jiayuan International Group, Ltd. (c)	119,815	46,789
Jinchuan Group International Resources Co., Ltd. (c)	832,000	133,840
Jinke Properties Group Co., Ltd. Class A	41,500	33,071
Security Description	Shares	Value
JinkoSolar Holding Co., Ltd. ADR (b)(c)	5,400	$247,374
Jinxin Fertility Group, Ltd. (b)(d)	162,000	240,259
JiuGui Liquor Co., Ltd. Class A	2,200	84,225
Jiumaojiu International Holdings, Ltd. (c)(d)	88,000	265,049
Joinn Laboratories China Co., Ltd. Class A	2,380	58,192
Jointown Pharmaceutical Group Co., Ltd. Class A	34,900	83,774
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	5,170	25,330
JOYY, Inc. ADR (c)	7,500	411,225
Juewei Food Co., Ltd. Class A	4,000	39,566
JW Cayman Therapeutics Co., Ltd. (b)(d)	8,000	15,266
Kaisa Group Holdings, Ltd. (b)	333,714	90,805
Kangji Medical Holdings, Ltd.	38,000	50,403
KE Holdings, Inc. ADR (b)	45,700	834,482
Kerry Logistics Network, Ltd.	101,500	216,684
Kingboard Holdings, Ltd.	88,000	398,251
Kingdee International Software Group Co., Ltd. (b)(c)	330,000	1,098,787
Kingfa Sci & Tech Co., Ltd. Class A	16,800	38,058
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	6,700	189,744
Kingsoft Corp., Ltd.	117,000	465,821
Konka Group Co., Ltd. Class B	8,900	2,943
Koolearn Technology Holding, Ltd. (b)(d)	21,500	11,713
Kuaishou Technology (b)(c)(d)	32,800	350,064
Kuang-Chi Technologies Co., Ltd. Class A (b)	14,300	49,764
Kunlun Energy Co., Ltd.	466,000	485,213
Kweichow Moutai Co., Ltd. Class A	10,000	2,826,148
KWG Group Holdings, Ltd.	202,000	197,013
KWG Living Group Holdings, Ltd.	104,000	76,817
LB Group Co., Ltd. Class A	11,000	48,576
Lee & Man Paper Manufacturing, Ltd.	156,000	114,024
Lenovo Group, Ltd.	928,000	1,211,248
Lens Technology Co., Ltd. Class A	26,800	86,195
Lepu Medical Technology Beijing Co., Ltd. Class A	9,700	40,243
LexinFintech Holdings, Ltd. ADR (b)	11,600	68,324

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Li Auto, Inc. ADR (b)	69,200	$1,819,268
Li Ning Co., Ltd.	297,500	3,428,908
Liaoning Cheng Da Co., Ltd. Class A	26,500	100,978
Lifetech Scientific Corp. (b)	516,000	268,998
Lingyi iTech Guangdong Co. Class A	50,400	50,226
Logan Group Co., Ltd.	189,000	197,232
Longfor Group Holdings, Ltd. (d)	247,500	1,130,849
LONGi Green Energy Technology Co., Ltd. Class A	38,780	493,571
Lonking Holdings, Ltd.	174,000	52,483
Lufax Holding, Ltd. ADR (b)	24,300	169,614
Luxshare Precision Industry Co., Ltd. Class A	51,868	284,919
Luye Pharma Group, Ltd. (b)(c)(d)	205,000	106,506
Luzhou Laojiao Co., Ltd. Class A	10,100	347,080
Mango Excellent Media Co., Ltd. Class A	9,700	65,479
Maoyan Entertainment (b)(c)(d)	41,600	50,325
Maxscend Microelectronics Co., Ltd. Class A	2,500	135,249
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	24,000	27,568
Meitu, Inc. (b)(d)	176,500	33,973
Meituan Class B (b)(d)	529,300	16,896,008
Metallurgical Corp. of China, Ltd. Class A	116,300	78,129
Microport Scientific Corp.	97,308	545,627
Midea Group Co., Ltd. Class A	33,900	364,975
Ming Yang Smart Energy Group, Ltd. Class A	25,500	98,578
Ming Yuan Cloud Group Holdings, Ltd. (c)	44,000	152,542
Minth Group, Ltd.	92,000	314,738
MMG, Ltd. (b)(c)	284,000	117,996
Mobvista, Inc. (b)(d)	53,000	48,290
Montage Technology Co., Ltd. Class A	9,953	91,133
Muyuan Foods Co., Ltd. Class A	37,823	301,456
NanJi E-Commerce Co., Ltd. Class A	28,100	28,664
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	33,969	188,787
Nanjing Securities Co., Ltd. Class A	23,900	36,768
NARI Technology Co., Ltd. Class A	40,200	222,306
Security Description	Shares	Value
National Silicon Industry Group Co., Ltd. Class A (b)	25,200	$111,905
NAURA Technology Group Co., Ltd. Class A	4,000	224,585
NetDragon Websoft Holdings, Ltd.	19,000	42,733
NetEase, Inc. ADR	53,100	4,534,740
New China Life Insurance Co., Ltd. Class A	11,300	69,998
New China Life Insurance Co., Ltd. Class H	129,800	382,155
New Hope Liuhe Co., Ltd. Class A (b)	42,400	96,601
New Oriental Education & Technology Group, Inc. ADR (b)	199,700	409,385
Nexteer Automotive Group, Ltd.	84,000	85,860
Ninestar Corp. Class A	16,800	97,096
Ningbo Tuopu Group Co., Ltd. Class A	16,500	92,859
Ningxia Baofeng Energy Group Co., Ltd. Class A	44,500	109,891
NIO, Inc. ADR (b)	179,500	6,395,585
Niu Technologies ADR (b)(c)	3,400	78,778
Noah Holdings, Ltd. ADR (b)	4,500	167,085
Nongfu Spring Co., Ltd. Class H (d)	51,600	261,245
Ocumension Therapeutics (b)(d)	19,000	45,565
Offcn Education Technology Co., Ltd. Class A (b)	10,500	17,666
Offshore Oil Engineering Co., Ltd. Class A	92,400	67,999
OneConnect Financial Technology Co., Ltd. ADR (b)	14,200	58,220
OneSmart International Education Group, Ltd. ADR (b)(c)	6,800	3,332
Oppein Home Group, Inc. Class A	6,300	126,767
Orient Securities Co., Ltd. Class A	32,600	76,097
Ovctek China, Inc. Class A	4,620	58,575
Peijia Medical, Ltd. (b)(d)	20,000	52,411
People's Insurance Co. Group of China, Ltd. Class H	1,306,000	405,251
Perfect World Co., Ltd. Class A	10,650	24,821
PetroChina Co., Ltd. Class A	124,800	115,635
PetroChina Co., Ltd. Class H	2,654,000	1,243,040
Pharmaron Beijing Co., Ltd. Class A	4,800	159,954
Pharmaron Beijing Co., Ltd. Class H (d)	16,300	388,851
PICC Property & Casualty Co., Ltd. Class H	887,700	861,129

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Pinduoduo, Inc. ADR (b)	57,900	$5,249,793
Ping An Bank Co., Ltd. Class A	140,000	387,003
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	70,700	460,831
Ping An Insurance Group Co. of China, Ltd. Class A	78,090	583,051
Ping An Insurance Group Co. of China, Ltd. Class H	840,500	5,748,492
Poly Developments & Holdings Group Co., Ltd. Class A	86,300	187,059
Poly Property Group Co., Ltd.	182,000	47,928
Poly Property Services Co., Ltd. Class H (c)	15,000	89,607
Postal Savings Bank of China Co., Ltd. Class A	225,400	176,341
Postal Savings Bank of China Co., Ltd. Class H (d)	1,198,000	823,571
Power Construction Corp. of China, Ltd. Class A	142,200	186,618
Powerlong Commercial Management Holdings, Ltd.	16,000	37,349
Powerlong Real Estate Holdings, Ltd.	175,000	131,910
Prinx Chengshan Holdings, Ltd.	1,500	1,220
Prosus NV (b)	139,633	11,182,153
Proya Cosmetics Co., Ltd. Class A	1,400	37,512
Q Technology Group Co., Ltd. (c)	47,000	67,479
Qudian, Inc. ADR (b)	26,300	38,398
Qutoutiao, Inc. ADR (b)(c)	5,100	5,049
Radiance Holdings Group Co., Ltd. (b)	99,000	53,921
Raytron Technology Co., Ltd. Class A	5,962	80,747
Redco Properties Group, Ltd. (d)	108,000	40,233
Redsun Properties Group, Ltd.	120,000	37,150
ReneSola, Ltd. ADR (b)	13,300	87,381
RLX Technology, Inc. ADR (b)	77,700	351,204
Rongsheng Petrochemical Co., Ltd. Class A	103,050	298,412
Ronshine China Holdings, Ltd. (b)	54,500	27,203
SAIC Motor Corp., Ltd. Class A	43,800	129,070
Sanan Optoelectronics Co., Ltd. Class A	42,500	207,617
Sangfor Technologies, Inc. Class A	2,500	90,921
Security Description	Shares	Value
Sany Heavy Equipment International Holdings Co., Ltd.	128,000	$151,435
Sany Heavy Industry Co., Ltd. Class A	58,300	228,772
SDIC Capital Co., Ltd. Class A	34,352	46,643
SDIC Power Holdings Co., Ltd. Class A	41,600	77,537
Seazen Group, Ltd.	238,000	189,978
Seazen Holdings Co., Ltd. Class A	13,900	80,268
SF Holding Co., Ltd. Class A	31,600	319,037
SG Micro Corp. Class A	1,500	76,938
Shaanxi Coal Industry Co., Ltd. Class A	73,400	167,492
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	33,800	96,571
Shandong Gold Mining Co., Ltd. Class A	16,800	51,101
Shandong Gold Mining Co., Ltd. Class H (c)(d)	59,000	104,490
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	13,650	69,205
Shandong Linglong Tyre Co., Ltd. Class A	25,208	137,010
Shandong Nanshan Aluminum Co., Ltd. Class A	82,200	55,262
Shandong Sun Paper Industry JSC, Ltd. Class A	17,800	32,785
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	308,000	546,523
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	4,760	54,938
Shanghai Baosight Software Co., Ltd. Class A	27,821	283,094
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	100,625	66,069
Shanghai Diesel Engine Co., Ltd. Class B	32,500	18,356
Shanghai Electric Group Co., Ltd. Class A	55,900	44,884
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	87,861
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	66,000	337,877
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (b)	30,000	76,455
Shanghai Haixin Group Co. Class B	42,000	15,434
Shanghai Highly Group Co., Ltd. Class B	24,100	12,652

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Industrial Holdings, Ltd.	53,000	$79,400
Shanghai Industrial Urban Development Group, Ltd.	63,600	5,537
Shanghai International Airport Co., Ltd. Class A (b)	5,200	35,426
Shanghai International Port Group Co., Ltd. Class A	63,800	60,065
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	15,200	10,102
Shanghai Jinjiang International Hotels Co., Ltd. Class A	5,500	38,657
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	154,704	140,162
Shanghai M&G Stationery, Inc. Class A	6,100	64,187
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	25,600	75,723
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	100,900	195,564
Shanghai Pudong Development Bank Co., Ltd. Class A	264,800	368,265
Shanghai Putailai New Energy Technology Co., Ltd. Class A	10,080	267,982
Shanghai RAAS Blood Products Co., Ltd. Class A	110,000	116,133
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	42,500	67,104
Shangri-La Asia, Ltd. (b)	116,000	92,153
Shanxi Coking Coal Energy Group Co., Ltd. Class A	129,480	235,543
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	68,800	158,554
Shanxi Meijin Energy Co., Ltd. Class A (b)	34,400	56,725
Shanxi Taigang Stainless Steel Co., Ltd. Class A	42,100	62,697
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	8,960	437,159
Shenergy Co., Ltd. Class A	156,400	191,467
Sheng Ye Capital, Ltd.	92,500	110,031
Shengyi Technology Co., Ltd. Class A	31,700	105,841
Shennan Circuits Co., Ltd. Class A	4,760	69,635
Shenwan Hongyuan Group Co., Ltd. Class A	224,600	190,767
Shenzhen Capchem Technology Co., Ltd. Class A	5,000	120,081
Shenzhen Energy Group Co., Ltd. Class A	52,200	75,931
Security Description	Shares	Value
Shenzhen Goodix Technology Co., Ltd. Class A	2,627	$44,987
Shenzhen Inovance Technology Co., Ltd. Class A	30,750	299,235
Shenzhen International Holdings, Ltd.	163,282	210,495
Shenzhen Investment, Ltd.	376,301	94,328
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,100	69,795
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	8,800	525,964
Shenzhen Overseas Chinese Town Co., Ltd. Class A	50,300	58,082
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (b)	7,200	32,239
Shenzhen SC New Energy Technology Corp. Class A	2,200	46,985
Shenzhen Sunway Communication Co., Ltd. Class A	5,900	20,493
Shenzhou International Group Holdings, Ltd.	106,100	2,251,809
Shimao Group Holdings, Ltd.	142,000	260,259
Shimao Services Holdings, Ltd. (d)	71,000	146,794
Shoucheng Holdings, Ltd. (c)	176,000	36,746
Shougang Fushan Resources Group, Ltd.	244,000	73,581
Shui On Land, Ltd.	328,000	49,148
Sichuan Chuantou Energy Co., Ltd. Class A	76,700	170,775
Sichuan Expressway Co., Ltd. Class H	20,000	4,676
Sichuan Swellfun Co., Ltd. Class A	3,400	66,564
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	463,000	98,444
Silergy Corp.	11,000	1,599,988
Sinolink Securities Co., Ltd. Class A	19,600	34,494
Sinoma Science & Technology Co., Ltd. Class A	11,600	63,077
Sino-Ocean Group Holding, Ltd.	296,000	58,016
Sinopec Engineering Group Co., Ltd. Class H	140,500	71,203
Sinopec Kantons Holdings, Ltd.	120,000	45,821
Sinopec Shanghai Petrochemical Co., Ltd. Class A	133,200	87,199
Sinopharm Group Co., Ltd. Class H	206,400	540,884
Sinotruk Hong Kong, Ltd.	87,000	128,869

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SITC International Holdings Co., Ltd.	172,000	$612,042
Skshu Paint Co., Ltd. Class A	2,520	38,910
Smoore International Holdings, Ltd. (d)	225,000	1,047,710
SOHO China, Ltd. (b)	353,000	93,372
Sohu.com, Ltd. ADR (b)	8,000	166,720
Songcheng Performance Development Co., Ltd. Class A	32,040	69,580
SOS, Ltd. ADR (b)(c)	21,500	45,795
So-Young International, Inc. ADR (b)(c)	2,500	10,650
Spring Airlines Co., Ltd. Class A (b)	11,700	98,506
StarPower Semiconductor, Ltd. Class A	1,900	120,000
Sun Art Retail Group, Ltd. (c)	251,500	116,293
Sunac China Holdings, Ltd.	337,000	718,309
Sunac Services Holdings, Ltd. (d)	83,000	170,802
Suncity Group Holdings, Ltd. (b)(c)	400,000	15,365
Sungrow Power Supply Co., Ltd. Class A	9,400	213,907
Suning.com Co., Ltd. Class A (b)	50,500	39,045
Sunny Optical Technology Group Co., Ltd.	94,900	2,484,945
Sunwoda Electronic Co., Ltd. Class A	18,900	108,760
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	11,100	35,684
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	54,900	53,432
Suzhou Maxwell Technologies Co., Ltd. Class A	800	75,049
TAL Education Group ADR (b)	54,000	261,360
TBEA Co., Ltd. Class A	113,000	420,913
TCL Electronics Holdings, Ltd.	73,000	36,251
TCL Technology Group Corp Class A	139,900	134,920
Tencent Holdings, Ltd.	754,700	45,054,621
Tencent Music Entertainment Group ADR (b)	88,000	638,000
Thunder Software Technology Co., Ltd. Class A	6,400	123,387
TI Fluid Systems PLC (d)	21,178	71,781
Tianfeng Securities Co., Ltd. Class A (b)	115,900	78,078
Tiangong International Co., Ltd.	104,000	61,946
Security Description	Shares	Value
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	29,600	$209,409
Tianli Education International Holdings, Ltd. (c)	105,000	23,065
Tianma Microelectronics Co., Ltd. Class A	16,900	35,408
Tianneng Power International, Ltd. (c)	78,000	87,179
Times Neighborhood Holdings, Ltd. (c)	42,000	21,537
Tingyi Cayman Islands Holding Corp.	262,000	487,140
Tong Ren Tang Technologies Co., Ltd. Class H	51,000	38,085
Tongcheng-Elong Holdings, Ltd. (b)	119,200	287,841
Tongdao Liepin Group (b)	19,400	27,164
Tongkun Group Co., Ltd. Class A	12,700	42,843
Tongling Nonferrous Metals Group Co., Ltd. Class A	346,900	207,593
Tongwei Co., Ltd. Class A	37,800	296,392
Topchoice Medical Corp. Class A (b)	2,000	93,583
Topsports International Holdings, Ltd. (d)	188,000	213,512
Towngas China Co., Ltd. (b)	96,803	60,343
Transfar Zhilian Co., Ltd. Class A	67,500	86,864
TravelSky Technology, Ltd. Class H	107,000	206,376
Trip.com Group, Ltd. ADR (b)	64,900	1,995,675
Tsingtao Brewery Co., Ltd. Class A	4,500	55,865
Tsingtao Brewery Co., Ltd. Class H	64,000	503,435
Unigroup Guoxin Microelectronics Co., Ltd. Class A	3,400	108,459
Uni-President China Holdings, Ltd.	138,000	130,989
Unisplendour Corp., Ltd. Class A	12,880	49,583
Up Fintech Holding, Ltd. ADR (b)(c)	9,600	101,664
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	26,500	135,915
Vesync Co., Ltd. (c)	57,000	80,513
Vipshop Holdings, Ltd. ADR (b)	58,600	652,804
Viva Biotech Holdings (c)(d)	81,500	63,859
VSTECS Holdings, Ltd.	136,000	121,760
Walvax Biotechnology Co., Ltd. Class A	21,900	212,786
Wanhua Chemical Group Co., Ltd. Class A	25,400	415,779

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	570,000	$430,397
Weibo Corp. ADR (b)(c)	7,610	361,399
Weichai Power Co., Ltd. Class A	79,100	209,108
Weichai Power Co., Ltd. Class H	249,000	515,358
Weifu High-Technology Group Co., Ltd. Class A	52,900	169,205
Weihai Guangwei Composites Co., Ltd. Class A	10,200	103,423
Weimob, Inc. (b)(c)(d)	245,000	353,638
Wens Foodstuffs Group Co., Ltd. Class A	34,560	77,355
West China Cement, Ltd.	262,000	48,703
Western Securities Co., Ltd. Class A	30,800	39,309
Wharf Holdings, Ltd.	247,000	817,049
Will Semiconductor Co., Ltd. Class A	5,600	209,279
Wilmar International, Ltd.	246,800	762,576
Wingtech Technology Co., Ltd. Class A	8,000	115,436
Wuchan Zhongda Group Co., Ltd. Class A	175,700	176,408
Wuhan Guide Infrared Co., Ltd. Class A	33,320	120,046
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	11,500	37,274
Wuliangye Yibin Co., Ltd. Class A	30,200	1,023,421
WUS Printed Circuit Kunshan Co., Ltd. Class A	13,640	23,601
WuXi AppTec Co., Ltd. Class A	21,000	495,769
WuXi AppTec Co., Ltd. Class H (d)	43,603	1,015,070
Wuxi Biologics Cayman, Inc. (b)(d)	474,500	7,696,527
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	23,680	253,147
Wuxi Shangji Automation Co., Ltd. Class A	2,000	85,847
XCMG Construction Machinery Co., Ltd. Class A	112,400	121,019
XD, Inc. (b)	22,000	121,927
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(d)	40,500	39,759
Xiamen C & D, Inc. Class A	72,000	93,059
Xiaomi Corp. Class B (b)(d)	1,895,400	5,205,667
Xingda International Holdings, Ltd.	54,000	11,770
Security Description	Shares	Value
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,900	$61,428
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	115,200	242,244
Xinyi Solar Holdings, Ltd.	613,811	1,256,547
XPeng, Inc. ADR (b)	49,200	1,748,568
Xtep International Holdings, Ltd. (c)	168,474	236,553
Yadea Group Holdings, Ltd. (d)	146,000	238,473
Yangzijiang Shipbuilding Holdings, Ltd.	370,300	372,881
Yanlord Land Group, Ltd.	52,900	42,987
Yantai Eddie Precision Machinery Co., Ltd. Class A	13,300	74,078
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	11,700	86,976
Yanzhou Coal Mining Co., Ltd. Class A	27,700	124,423
Yanzhou Coal Mining Co., Ltd. Class H	190,000	358,289
Yealink Network Technology Corp., Ltd. Class A	8,400	105,670
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (c)(d)	22,000	12,975
Yifeng Pharmacy Chain Co., Ltd. Class A	6,916	55,643
Yihai International Holding, Ltd. (b)(c)	58,000	323,220
Yihai Kerry Arawana Holdings Co., Ltd. Class A	10,000	107,070
Yixin Group, Ltd. (b)(d)	141,000	27,159
Yonghui Superstores Co., Ltd. Class A	51,900	31,427
Yonyou Network Technology Co., Ltd. Class A	20,930	107,307
Yuexiu Property Co., Ltd.	158,800	148,791
Yuexiu Transport Infrastructure, Ltd.	84,000	55,895
Yum China Holdings, Inc.	55,800	3,242,538
Yunda Holding Co., Ltd. Class A	18,850	56,074
Yunnan Aluminium Co., Ltd. Class A (b)	41,400	93,794
Yunnan Baiyao Group Co., Ltd. Class A	9,200	139,150
Yunnan Energy New Material Co., Ltd. Class A	8,000	346,522
Yutong Bus Co., Ltd. Class A	35,800	62,847
Yuzhou Group Holdings Co., Ltd.	314,700	46,490
Zai Lab, Ltd. ADR (b)	9,795	1,032,295
Zensun Enterprises, Ltd.	120,000	90,486
Zepp Health Corp. ADR (b)	5,700	45,771

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	4,200	$245,598
Zhaojin Mining Industry Co., Ltd. Class H (c)	95,000	66,884
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	45,800	52,411
Zhejiang Chint Electrics Co., Ltd. Class A	13,200	114,990
Zhejiang Dahua Technology Co., Ltd. Class A	18,400	67,206
Zhejiang Dingli Machinery Co., Ltd. Class A	8,260	90,262
Zhejiang Expressway Co., Ltd. Class H	172,000	141,848
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	27,000	73,961
Zhejiang Huayou Cobalt Co., Ltd. Class A	7,300	116,502
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	20,600	204,563
Zhejiang Longsheng Group Co., Ltd. Class A	21,100	44,070
Zhejiang NHU Co., Ltd. Class A	14,040	58,141
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	34,000	119,794
Zhejiang Satellite Petrochemical Co., Ltd. Class A	12,600	75,594
Zhejiang Supor Co., Ltd. Class A	3,800	27,477
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	12,400	112,326
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H (c)	27,200	28,161
Zhenro Properties Group, Ltd. (c)	342,000	186,714
Zheshang Securities Co., Ltd. Class A (b)	21,700	41,759
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	60,300	246,899
Zhongjin Gold Corp., Ltd. Class A	37,500	48,558
Zhongsheng Group Holdings, Ltd.	68,500	549,110
Zhongtai Securities Co., Ltd. Class A	72,500	107,615
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(d)	102,000	102,971
Zhuzhou CRRC Times Electric Co. Class H (b)	61,000	279,481
Zhuzhou Kibing Group Co., Ltd. Class A	19,700	52,244
Security Description	Shares	Value
Zijin Mining Group Co., Ltd. Class A	135,100	$209,584
Zijin Mining Group Co., Ltd. Class H	736,000	893,845
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	87,400	111,432
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	198,800	177,150
ZTE Corp. Class A	25,000	127,902
ZTE Corp. Class H (c)	90,800	297,931
ZTO Express Cayman, Inc. ADR	57,200	1,753,752
		378,232,897
COLOMBIA — 0.1%
Bancolombia SA ADR	500	17,310
Bancolombia SA	29,524	255,281
Bancolombia SA Preference Shares	45,715	395,756
Canacol Energy, Ltd.	16,900	45,090
Cementos Argos SA	60,790	94,009
Corp. Financiera Colombiana SA (b)	9,211	69,591
Ecopetrol SA ADR (c)	700	10,045
Ecopetrol SA	545,795	391,456
Grupo Argos SA	29,927	87,616
Grupo de Inversiones Suramericana SA	24,789	139,164
Interconexion Electrica SA ESP	50,157	298,685
Millicom International Cellular SA SDR (b)	13,384	485,051
		2,289,054
CZECH REPUBLIC — 0.0% (a)
CEZ A/S	15,240	496,566
Komercni banka A/S (b)	6,779	274,625
Moneta Money Bank A/S (b)(d)	69,836	281,839
		1,053,030
DENMARK — 1.5%
ALK-Abello A/S (b)	756	317,390
Alm Brand A/S	10,321	72,227
Ambu A/S Class B	22,135	654,966
AP Moller - Maersk A/S Class A	524	1,351,189
AP Moller - Maersk A/S Class B	759	2,055,929
Atlantic Sapphire ASA (b)	7,460	29,528
Bavarian Nordic A/S (b)	9,501	482,002
Better Collective A/S (b)	3,740	79,190
Carlsberg AS Class B	12,855	2,098,480
cBrain A/S	1,152	64,189
Cementir Holding NV	5,474	53,060

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Chemometec A/S	2,005	$307,255
Chr. Hansen Holding A/S	13,948	1,139,996
Coloplast A/S Class B	15,570	2,436,043
D/S Norden A/S	2,858	72,874
Danske Bank A/S	88,315	1,488,669
Demant A/S (b)	13,836	697,636
Dfds A/S (b)	6,404	340,557
Drilling Co. of 1972 A/S (b)	3,800	142,706
DSV A/S	26,423	6,328,552
FLSmidth & Co. A/S	5,396	187,682
Genmab A/S (b)	8,601	3,760,247
GN Store Nord A/S	16,299	1,127,975
H Lundbeck A/S	11,647	316,675
ISS A/S (b)	20,684	437,460
Jyske Bank A/S (b)	6,675	287,971
Matas A/S	12,409	234,019
Netcompany Group A/S (d)	5,122	591,154
Nilfisk Holding A/S (b)	3,415	109,645
NKT A/S (b)	5,931	257,721
NNIT A/S (d)	5,944	113,208
Novo Nordisk A/S Class B	220,704	21,286,479
Novozymes A/S Class B	26,925	1,846,864
NTG Nordic Transport Group A/S Class A (b)	870	67,523
Orsted A/S (d)	24,794	3,270,196
Pandora A/S	12,804	1,555,347
Per Aarsleff Holding A/S	2,547	104,205
Ringkjoebing Landbobank A/S	4,482	517,629
ROCKWOOL International A/S Class B	1,235	527,775
Royal Unibrew A/S	6,319	760,523
Scandinavian Tobacco Group A/S Class A (d)	7,459	147,300
Schouw & Co. A/S	1,823	175,200
SimCorp A/S	5,781	683,463
Spar Nord Bank A/S	10,370	120,734
Sydbank A/S	6,778	202,715
Topdanmark A/S	7,847	405,103
Tryg A/S	47,191	1,070,415
Vestas Wind Systems A/S	132,358	5,311,979
Zealand Pharma A/S (b)	3,423	98,497
		65,788,142
EGYPT — 0.0% (a)
Centamin PLC	201,929	258,690
Commercial International Bank Egypt SAE (b)	183,728	497,042
Eastern Co SAE	112,565	87,646
ElSewedy Electric Co.	69,110	35,780
Energean PLC (b)(c)	22,295	265,743
		1,144,901
FAEROE ISLANDS — 0.0% (a)
Bakkafrost P/F	6,504	538,548
Security Description	Shares	Value
FINLAND — 0.8%
Admicom Oyj	920	$98,200
Aktia Bank Oyj	4,717	63,524
BasWare Oyj (b)	895	33,633
Cargotec Oyj Class B	5,063	256,429
Caverion Oyj	10,069	78,421
Citycon Oyj (c)	6,474	51,908
Elisa Oyj	18,212	1,132,169
Finnair Oyj (b)(c)	99,297	78,107
Fortum Oyj	58,212	1,768,586
F-Secure Oyj	14,547	80,454
Harvia Oyj	1,795	95,393
Huhtamaki Oyj	12,548	564,563
Kamux Corp.	4,099	60,854
Kemira Oyj	15,042	231,013
Kesko Oyj Class B	34,972	1,206,928
Kojamo Oyj	17,592	365,473
Kone Oyj Class B	44,548	3,131,045
Konecranes Oyj	8,165	326,872
Metsa Board Oyj	21,619	202,479
Metso Outotec Oyj	80,439	734,476
Musti Group Oyj (b)	3,125	111,911
Neles Oyj	10,362	142,307
Neste Oyj	55,449	3,129,626
Nokia Oyj (b)(e)	697,278	3,847,693
Nokia Oyj (b)(e)	12,368	67,687
Nokian Renkaat Oyj	16,301	582,793
Nordea Bank Abp (e)	423,208	5,457,221
Nordea Bank Abp (e)	4,394	56,979
Oriola Oyj Class B	11,775	24,236
Orion Oyj Class B	13,299	526,790
Outokumpu Oyj (b)	43,225	262,739
QT Group Oyj (b)	2,168	364,830
Remedy Entertainment Oyj	975	44,239
Revenio Group Oyj	3,977	252,343
Rovio Entertainment Oyj (d)	4,628	30,975
Sampo Oyj Class A	65,367	3,233,472
Sanoma Oyj	9,523	149,437
Stora Enso Oyj Class R	75,267	1,254,328
Talenom Oyj	3,511	56,886
TietoEVRY Oyj	12,811	386,030
Tokmanni Group Corp.	6,629	161,797
UPM-Kymmene Oyj	69,054	2,445,378
Uponor Oyj	8,507	210,941
Valmet Oyj	16,786	606,356
Wartsila OYJ Abp	58,823	700,904
YIT Oyj	22,823	120,652
		34,789,077
FRANCE — 5.9%
AB Science SA (b)	2,718	40,427
ABC arbitrage	11,541	93,628
Accor SA (b)	22,237	793,321
Adevinta ASA (b)	33,761	579,371
Aeroports de Paris (b)	3,759	478,997
Air France-KLM (b)	31,743	155,006

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Air Liquide SA	62,302	$9,983,461
Airbus SE (b)	77,524	10,283,135
Akka Technologies (b)	1,111	61,096
AKWEL	1,074	26,761
Albioma SA	2,437	95,719
ALD SA (d)	10,890	148,446
Alstom SA	40,095	1,521,701
Altarea SCA REIT	443	96,009
Alten SA	3,728	545,796
Amundi SA (d)	7,501	631,212
Arkema SA	8,357	1,102,582
Atos SE	12,456	662,028
Aubay	681	38,397
AXA SA	252,445	6,999,695
Beneteau SA (b)	8,515	125,934
BioMerieux	5,213	593,478
BNP Paribas SA	147,967	9,471,932
Boiron SA	454	21,415
Bollore SA	113,447	655,472
Bonduelle SCA	1,324	32,917
Bouygues SA	29,620	1,225,936
Bureau Veritas SA	37,649	1,162,497
Capgemini SE	21,197	4,398,041
Carmila SA REIT	4,668	69,726
Carrefour SA	80,732	1,447,583
Casino Guichard Perrachon SA (b)	4,904	131,867
Cellectis SA (b)	6,927	88,265
CGG SA (b)	58,359	44,548
Chargeurs SA	4,947	148,764
Cie de Saint-Gobain	66,875	4,502,819
Cie des Alpes (b)	1,015	17,411
Cie Generale des Etablissements Michelin SCA	22,458	3,445,504
Cie Plastic Omnium SA	7,171	183,109
CNP Assurances	19,699	311,073
Coface SA (b)	17,138	214,774
Covivio REIT	6,407	538,705
Credit Agricole SA	149,109	2,050,630
Cromwell European Real Estate Investment Trust (c)	48,960	148,097
Danone SA	86,162	5,877,389
Dassault Aviation SA	3,020	339,651
Dassault Systemes SE	87,683	4,616,753
Derichebourg SA (b)	21,744	251,090
Devoteam SA (b)	452	69,357
Edenred	31,573	1,700,532
Eiffage SA	10,923	1,104,525
Electricite de France SA	80,706	1,014,689
Elior Group SA (b)(d)	27,606	219,373
Elis SA (b)	24,330	464,238
Engie SA	242,236	3,170,862
Eramet SA (b)	843	63,385
EssilorLuxottica SA	37,592	7,187,292
Eurazeo SE	5,311	497,912
Security Description	Shares	Value
Eutelsat Communications SA	21,173	$291,303
Faurecia SE (e)	15,629	735,688
Faurecia SE (e)	2,032	96,437
Fnac Darty SA	1,790	117,246
Gaztransport Et Technigaz SA	2,303	172,108
Gecina SA REIT	6,104	821,635
Getlink SE	61,954	968,324
Hermes International	4,178	5,767,517
ICADE REIT	3,914	305,792
ID Logistics Group (b)	230	73,703
Imerys SA	3,902	168,199
Interparfums SA	1,552	97,739
Ipsen SA	5,750	548,201
IPSOS	5,617	255,389
JCDecaux SA (b)	11,798	312,585
Kaufman & Broad SA	1,893	78,830
Kering SA	9,768	6,941,419
Klepierre SA REIT (b)	26,644	596,161
Korian SA	10,342	361,789
La Francaise des Jeux SAEM (d)	11,776	605,802
Lagardere SA (b)	5,606	147,880
Legrand SA	35,409	3,796,026
LISI	1,713	50,922
LNA Sante SA	455	26,788
L'Oreal SA	33,143	13,721,811
LVMH Moet Hennessy Louis Vuitton SE	36,418	26,098,401
Maisons du Monde SA (d)	4,452	89,801
Manitou BF SA	1,060	35,565
McPhy Energy SA (b)	2,265	45,502
Mercialys SA REIT	13,227	140,590
Mersen SA	1,410	51,977
Metropole Television SA	2,287	47,603
Neoen SA (b)(d)	4,060	163,691
Nexans SA	3,423	319,339
Nexity SA	5,241	249,349
Orange SA	264,673	2,863,885
Orpea SA	6,506	756,851
Pernod Ricard SA	27,626	6,093,667
PEUGEOT INVEST	451	62,278
Pharmagest Interactive	412	45,588
Publicis Groupe SA	30,036	2,018,798
Quadient SA	3,126	75,141
Remy Cointreau SA	3,144	610,326
Renault SA (b)	24,672	875,740
Rexel SA (b)	30,644	590,758
Rubis SCA	11,805	408,937
Safran SA	45,088	5,705,712
Sanofi	149,049	14,355,486
Sartorius Stedim Biotech	3,693	2,064,734
Schneider Electric SE	70,804	11,798,789
SCOR SE	21,592	622,082
SEB SA	3,412	480,267
Societe BIC SA	4,123	243,218

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Societe Generale SA	107,510	$3,368,402
Sodexo SA (b)	11,356	992,979
SOITEC (b)	2,766	598,230
Solutions 30 SE (b)	8,587	84,591
Sopra Steria Group SACA	2,111	391,311
SPIE SA	16,444	372,390
Suez SA	45,024	1,027,174
Technicolor SA (b)	24,714	83,537
Technip Energies NV (b)	19,962	314,635
Teleperformance	7,794	3,067,239
Television Francaise 1	4,354	42,705
Thales SA	13,424	1,302,205
TotalEnergies SE	328,073	15,689,338
Trigano SA	999	187,399
Ubisoft Entertainment SA (b)	12,260	734,536
Unibail-Rodamco-Westfield REIT (b)	34,100	128,998
Unibail-Rodamco-Westfield REIT (b)	14,778	1,088,234
Valeo	32,776	915,182
Valneva SE (b)	7,231	112,784
Veolia Environnement SA	73,420	2,244,568
Verallia SASU (d)	6,893	237,491
Vicat SA	1,828	81,309
Vilmorin & Cie SA	622	36,883
Vinci SA	70,120	7,296,875
Virbac SA	438	187,923
Vivendi SE	100,137	1,261,372
Voltalia SA (b)	2,962	72,432
Wendel SE	3,842	531,141
Worldline SA (b)(d)	30,422	2,320,150
		250,689,715
GEORGIA — 0.0% (a)
Bank of Georgia Group PLC (b)	5,714	119,727
TBC Bank Group PLC	4,451	87,022
		206,749
GERMANY — 5.1%
1&1 AG	6,659	209,438
Aareal Bank AG	7,346	203,811
Adesso SE	303	61,524
adidas AG	25,069	7,882,175
ADLER Group SA (d)	8,987	153,108
ADVA Optical Networking SE (b)	10,788	154,534
AIXTRON SE	17,031	423,655
Allianz SE	54,183	12,145,750
alstria office REIT-AG	23,891	433,586
Amadeus Fire AG	685	141,787
Aroundtown SA	127,920	881,685
AURELIUS Equity Opportunities SE & Co. KGaA	3,824	117,046
Aurubis AG	4,053	304,529
BASF SE	120,843	9,165,880
Security Description	Shares	Value
Basler AG	379	$63,602
Bayer AG	129,425	7,028,242
Bayerische Motoren Werke AG	43,792	4,161,473
Bayerische Motoren Werke AG Preference Shares	7,422	563,296
BayWa AG	2,500	105,464
Bechtle AG	10,503	718,725
Beiersdorf AG	13,570	1,464,962
Bertrandt AG	1,559	90,882
Bilfinger SE	5,632	195,752
Borussia Dortmund GmbH & Co. KGaA (b)	6,662	37,203
Brenntag SE	19,647	1,826,046
CANCOM SE	4,936	291,708
Carl Zeiss Meditec AG	5,064	970,522
CECONOMY AG (b)	17,753	76,315
Cewe Stiftung & Co. KGaA	785	105,352
Commerzbank AG (b)	128,281	850,137
CompuGroup Medical SE & Co. KgaA	3,440	283,461
Continental AG (b)	14,780	1,605,327
Corestate Capital Holding SA (b)(c)	2,251	29,675
Covestro AG (d)	25,914	1,766,974
CropEnergies AG	4,161	57,965
CTS Eventim AG & Co. KGaA (b)	7,518	565,946
Daimler AG	112,561	9,936,591
Datagroup SE (b)	430	39,469
Dermapharm Holding SE	2,022	194,688
Deutsche Bank AG (b)	273,925	3,482,772
Deutsche Beteiligungs AG	2,337	96,664
Deutsche Boerse AG	24,582	3,990,904
Deutsche EuroShop AG	5,377	109,458
Deutsche Lufthansa AG (b)(c)	49,466	337,670
Deutsche Pfandbriefbank AG (d)	14,871	167,495
Deutsche Post AG	130,474	8,186,233
Deutsche Telekom AG	438,583	8,799,985
Deutsche Wohnen SE	43,023	2,631,984
Deutz AG (b)	12,501	108,115
DIC Asset AG	5,992	105,972
Draegerwerk AG & Co. KGaA	314	24,425
Draegerwerk AG & Co. KGaA Preference Shares	947	77,650
Duerr AG	7,444	319,472
E.ON SE	297,313	3,630,792
Eckert & Ziegler Strahlen- und Medizintechnik AG	1,588	204,507
Elmos Semiconductor SE	932	47,418
ElringKlinger AG (b)	2,938	39,255
Encavis AG	12,193	212,598
Evonik Industries AG	25,651	804,760
Evotec SE (b)	18,118	859,546
Exasol AG (b)	1,208	16,576

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Flatex DEGIRO AG (b)	9,844	$208,440
Fraport AG Frankfurt Airport Services Worldwide (b)	4,505	312,064
Freenet AG	15,392	402,939
Fresenius Medical Care AG & Co. KGaA	27,091	1,901,263
Fresenius SE & Co. KGaA	55,627	2,663,974
FUCHS PETROLUB SE Preference Shares	8,899	416,871
GEA Group AG	19,644	897,594
Gerresheimer AG	3,951	386,792
Grand City Properties SA	14,407	358,939
GRENKE AG	2,516	107,918
Hamborner REIT AG	13,775	148,926
Hamburger Hafen und Logistik AG	2,251	50,611
Hannover Rueck SE	7,587	1,321,893
HeidelbergCement AG	20,023	1,494,557
HelloFresh SE (b)	22,074	2,035,550
Henkel AG & Co. KGaA Preference Shares	22,812	2,111,398
Henkel AG & Co. KGaA	13,213	1,137,239
Hensoldt AG	7,515	118,972
HOCHTIEF AG	2,491	198,702
Home24 SE (b)	2,725	44,846
Hornbach Baumarkt AG	819	37,018
Hornbach Holding AG & Co. KGaA	1,214	157,488
HUGO BOSS AG	7,436	445,649
Hypoport SE (b)	457	306,748
Indus Holding AG	1,771	68,143
Infineon Technologies AG	172,040	7,039,766
Instone Real Estate Group SE (d)	7,035	200,977
Jenoptik AG	5,308	178,972
JOST Werke AG (d)	3,047	172,682
Jungheinrich AG Preference Shares	6,146	285,166
Just Eat Takeaway.com NV ADR (b)	26,840	389,985
K+S AG (b)	27,697	444,489
KION Group AG	9,080	844,673
Kloeckner & Co. SE (b)	12,637	157,357
Knorr-Bremse AG	9,868	1,056,340
Koenig & Bauer AG (b)	1,881	57,661
Krones AG	2,176	212,455
KWS SAA t SE & Co. KGaA	1,045	83,687
LANXESS AG	10,637	719,267
LEG Immobilien SE	9,234	1,305,013
LPKF Laser & Electronics AG	2,502	56,852
MBB SE	230	35,095
Medios AG (b)	1,048	44,454
Merck KGaA	17,119	3,707,151
METRO AG	18,554	240,851
MLP SE	12,808	106,282
MorphoSys AG (b)	3,637	172,250
MTU Aero Engines AG	7,173	1,613,481
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,498	$5,050,150
Nagarro SE (b)	1,607	282,159
Nemetschek SE	7,176	749,920
New Work SE	256	62,899
Nordex SE (b)	15,250	256,150
Norma Group SE	3,466	145,944
Northern Data AG (b)	970	83,302
OHB SE	540	23,938
PATRIZIA AG (b)	4,758	126,001
Pfeiffer Vacuum Technology AG	515	110,061
PNE AG	3,945	34,169
Porsche Automobil Holding SE Preference Shares	20,474	2,025,728
ProSiebenSat.1 Media SE	29,028	530,624
Puma SE	13,311	1,480,485
Rational AG	716	672,940
Rheinmetall AG	6,001	586,471
RWE AG	85,257	3,008,433
SAF-Holland SE (b)	7,955	107,222
Salzgitter AG (b)	3,534	118,448
SAP SE	137,069	18,545,324
Sartorius AG Preference Shares	4,275	2,722,912
Scout24 AG (d)	10,840	753,279
Secunet Security Networks AG	245	122,001
SGL Carbon SE (b)	6,303	68,355
Siemens AG	100,443	16,436,063
Siemens Energy AG (b)	50,287	1,345,847
Siemens Healthineers AG (d)	37,551	2,436,648
Siltronic AG	2,468	389,571
Sirius Real Estate, Ltd.	129,886	229,072
Sixt SE (b)	2,056	313,397
Sixt SE Preference Shares	2,921	259,478
SMA Solar Technology AG	2,210	94,589
Software AG	6,632	308,402
Softwareone Holding AG (b)	12,183	266,140
Stabilus SA	3,524	247,295
Steico SE	1,042	131,222
STO SE & Co. KGaA Preference Shares	608	142,690
STRATEC SE	869	123,272
Stroeer SE & Co. KGaA	4,200	346,070
Suedzucker AG	6,464	103,670
Symrise AG	16,473	2,160,252
TAG Immobilien AG	17,690	517,494
Takkt AG	5,349	84,589
TeamViewer AG (b)(d)	19,278	564,281
Telefonica Deutschland Holding AG	125,136	356,475
Thyssenkrupp AG (b)	48,637	511,872
TUI AG (b)(c)	90,444	391,103
Uniper SE	26,583	1,107,212
United Internet AG	11,799	456,662

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Varta AG	2,186	$293,108
VERBIO Vereinigte BioEnergie AG	7,261	478,821
Vitesco Technologies Group AG Class A (b)	2,750	162,519
Volkswagen AG	4,084	1,260,171
Volkswagen AG Preference Shares	24,493	5,462,381
Vonovia SE	72,239	4,345,140
Vossloh AG	1,786	95,189
Wacker Chemie AG	1,730	321,975
Wacker Neuson SE	5,915	170,626
Washtec AG	1,430	89,911
Westwing Group AG (b)	1,239	46,553
Wuestenrot & Wuerttembergische AG	2,120	44,963
Zalando SE (b)(d)	29,486	2,690,561
Zeal Network SE	1,460	69,166
zooplus AG (b)	824	465,073
		219,008,414
GHANA — 0.0% (a)
Tullow Oil PLC (b)	111,829	76,943
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	48,489
Alpha Services & Holdings SA (b)	254,726	319,721
Athens Water Supply & Sewage Co. SA	4,435	37,443
Eurobank Ergasias Services & Holdings SA Class A (b)	305,141	284,205
FF Group (b)(f)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	103,249
Hellenic Petroleum SA	7,184	46,695
Hellenic Telecommunications Organization SA	28,926	543,258
Holding Co. ADMIE IPTO SA	31,100	84,882
JUMBO SA	12,792	208,396
LAMDA Development SA (b)	12,062	103,287
Motor Oil Hellas Corinth Refineries SA (b)	5,457	82,988
Mytilineos SA	11,055	179,695
National Bank of Greece SA (b)	54,691	152,367
OPAP SA	23,149	358,320
Piraeus Financial Holdings SA (b)	81,346	130,981
Public Power Corp. SA (b)	11,042	104,253
Sarantis SA	3,274	33,694
Terna Energy SA	8,992	119,636
		2,941,559
HONG KONG — 1.5%
AIA Group, Ltd.	1,585,400	18,239,076
Alibaba Pictures Group, Ltd. (b)(c)	1,680,000	189,536
Security Description	Shares	Value
Apollo Future Mobility Group, Ltd. (b)(c)	1,040,000	$67,962
ASM Pacific Technology, Ltd.	37,300	407,178
Bank of East Asia, Ltd.	153,740	248,049
Beijing Energy International Holding Co., Ltd. (b)	158,000	6,190
Cafe de Coral Holdings, Ltd.	40,000	73,212
Champion REIT	237,000	124,304
China Grand Pharmaceutical and Healthcare Holdings, Ltd. Class A (c)	130,000	103,704
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	107,000	89,871
China Huishan Dairy Holdings Co., Ltd. (b)(f)	66,000	—
China Youzan, Ltd. (b)	1,724,000	215,537
Chinese Estates Holdings, Ltd.	55,000	20,489
Chow Sang Sang Holdings International, Ltd.	60,000	89,512
Citychamp Watch & Jewellery Group, Ltd. (b)	286,000	50,700
CK Asset Holdings, Ltd.	263,181	1,518,495
CK Infrastructure Holdings, Ltd.	88,000	490,832
CK Life Sciences Int'l Holdings, Inc. (c)	310,000	29,039
CLP Holdings, Ltd.	212,500	2,046,039
CMBC Capital Holdings, Ltd. (c)	1,920,000	24,112
C-Mer Eye Care Holdings, Ltd.	40,000	40,926
Comba Telecom Systems Holdings, Ltd. (c)	134,000	34,177
Concord New Energy Group, Ltd.	620,000	77,438
Crystal International Group, Ltd. (d)	65,500	23,747
Dah Sing Banking Group, Ltd.	38,000	34,804
Dah Sing Financial Holdings, Ltd.	13,200	39,518
Digital China Holdings, Ltd. (c)	68,000	37,406
EC Healthcare (c)	54,000	72,447
Far East Consortium International, Ltd.	109,605	37,170
Fortune Real Estate Investment Trust	216,000	214,761
Glory Sun Financial Group, Ltd. (b)	4,116,000	131,654
Guotai Junan International Holdings, Ltd.	261,000	41,345
Haitong International Securities Group, Ltd. (c)	379,000	99,877
Hang Lung Group, Ltd.	95,000	221,449
Hang Lung Properties, Ltd.	287,000	654,088

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hang Seng Bank, Ltd.	98,900	$1,694,039
Henderson Land Development Co., Ltd.	186,466	712,005
Hi Sun Technology China, Ltd. (b)(c)	207,000	33,713
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	347,664	345,223
HKBN, Ltd.	83,000	97,960
HKT Trust & HKT, Ltd. Stapled Security	485,000	663,147
Hong Kong & China Gas Co., Ltd.	1,448,101	2,187,927
Hong Kong Exchanges & Clearing, Ltd.	157,861	9,700,638
Hong Kong Technology Venture Co., Ltd. (c)	127,000	178,760
Hongkong & Shanghai Hotels Ltd (b)	37,473	34,982
Hongkong Land Holdings, Ltd.	151,200	722,233
Huabao International Holdings, Ltd.	113,000	220,733
Hutchison Port Holdings Trust Stapled Security	599,400	143,042
Hutchison Telecommunications Hong Kong Holdings, Ltd.	346,000	53,554
Hysan Development Co., Ltd.	82,000	267,026
Jardine Matheson Holdings, Ltd.	28,400	1,501,174
Johnson Electric Holdings, Ltd.	52,500	111,812
K Wah International Holdings, Ltd.	113,000	45,612
Kerry Properties, Ltd.	75,500	198,600
Kingboard Laminates Holdings, Ltd.	114,000	186,340
Lifestyle International Holdings, Ltd. (b)	41,000	22,254
Link REIT	269,376	2,306,759
Luk Fook Holdings International, Ltd.	35,000	89,653
Man Wah Holdings, Ltd.	234,800	343,317
Melco International Development, Ltd. (b)	78,000	91,884
Melco Resorts & Entertainment, Ltd. ADR (b)	26,330	269,619
MTR Corp., Ltd.	234,881	1,264,110
New World Development Co., Ltd.	205,581	836,150
Nine Dragons Paper Holdings, Ltd.	191,000	233,141
Nissin Foods Co., Ltd. (c)	76,000	58,854
NWS Holdings, Ltd.	179,968	165,661
Pacific Basin Shipping, Ltd.	551,000	255,024
Pacific Textiles Holdings, Ltd.	85,000	42,814
Security Description	Shares	Value
PAX Global Technology, Ltd.	81,000	$101,663
PCCW, Ltd.	557,471	286,071
Perennial Energy Holdings, Ltd. (c)	95,000	20,075
Perfect Medical Health Management, Ltd.	80,000	60,751
Pou Sheng International Holdings, Ltd. (b)	219,000	36,966
Power Assets Holdings, Ltd.	186,500	1,093,280
Prosperity REIT	191,000	75,909
Realord Group Holdings, Ltd. (b)	46,000	58,854
Sa Sa International Holdings, Ltd. (b)(c)	124,000	27,614
Shun Tak Holdings, Ltd. (b)	122,000	32,660
Sino Biopharmaceutical, Ltd.	1,305,000	1,082,818
Sino Land Co., Ltd.	429,184	577,382
Skyworth Group, Ltd. (b)	160,000	48,095
SmarTone Telecommunications Holdings, Ltd.	38,500	21,766
SSY Group, Ltd.	204,000	109,870
Stella International Holdings, Ltd.	45,500	57,920
Sun Hung Kai & Co., Ltd.	57,000	29,362
Sun Hung Kai Properties, Ltd.	172,500	2,153,894
SUNeVision Holdings, Ltd.	63,000	59,238
Sunlight Real Estate Investment Trust	122,000	70,367
Swire Pacific, Ltd. Class A	65,500	387,566
Swire Properties, Ltd.	152,000	381,140
Techtronic Industries Co., Ltd.	180,000	3,557,078
Television Broadcasts, Ltd. (b)	29,700	23,463
Texhong Textile Group, Ltd.	30,500	43,924
Tongda Group Holdings, Ltd. (b)	90,000	2,799
United Laboratories International Holdings, Ltd.	166,000	110,458
Value Partners Group, Ltd.	187,000	94,027
Vinda International Holdings, Ltd. (c)	47,000	138,863
Vitasoy International Holdings, Ltd. (c)	98,000	248,364
VTech Holdings, Ltd.	18,900	137,437
WH Group, Ltd. (d)	1,078,702	768,088
Wharf Real Estate Investment Co., Ltd. (c)	219,000	1,125,198
Xinyi Glass Holdings, Ltd.	233,000	695,051
Yue Yuen Industrial Holdings, Ltd. (b)	105,500	213,765
Yuexiu Real Estate Investment Trust	123,000	57,829

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhuguang Holdings Group Co., Ltd. (c)	174,000	$38,873
		64,900,882
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	89,555
MOL Hungarian Oil & Gas PLC	52,442	436,130
OTP Bank Nyrt (b)	29,148	1,707,302
Richter Gedeon Nyrt	18,672	511,155
		2,744,142
INDIA — 3.6%
3M India, Ltd. (b)	304	101,119
Aarti Drugs, Ltd.	792	6,447
Aarti Industries, Ltd.	18,924	236,445
Aavas Financiers, Ltd. (b)	3,165	108,287
ACC, Ltd.	8,159	246,874
Adani Enterprises, Ltd.	33,342	657,414
Adani Green Energy, Ltd. (b)	49,392	761,971
Adani Ports & Special Economic Zone, Ltd.	60,508	599,141
Adani Power, Ltd. (b)	82,554	107,338
Adani Total Gas, Ltd.	33,625	644,686
Adani Transmission, Ltd. (b)	33,625	702,695
Aditya Birla Capital, Ltd. (b)	106,473	160,565
Aditya Birla Fashion & Retail, Ltd. (b)	76,383	252,584
Aegis Logistics, Ltd.	15,946	48,667
Affle India, Ltd. (b)	1,066	76,062
AIA Engineering, Ltd.	3,825	100,592
Ajanta Pharma, Ltd.	5,671	173,617
Alembic Pharmaceuticals, Ltd.	7,522	79,626
Alkyl Amines Chemicals	1,560	80,111
Alok Industries, Ltd. (b)	102,260	32,496
Amara Raja Batteries, Ltd.	11,750	118,269
Amber Enterprises India, Ltd. (b)	3,821	166,362
Ambuja Cements, Ltd.	97,798	525,582
APL Apollo Tubes, Ltd. (b)	21,488	237,495
Apollo Hospitals Enterprise, Ltd.	12,311	740,889
Apollo Tyres, Ltd.	31,067	93,866
Ashok Leyland, Ltd.	189,516	339,603
Asian Paints, Ltd.	49,442	2,155,219
Astral, Ltd.	9,540	277,543
AstraZeneca Pharma India, Ltd.	1,288	53,611
Atul, Ltd.	1,482	188,407
AU Small Finance Bank, Ltd. (b)(d)	13,987	218,807
Aurobindo Pharma, Ltd.	36,454	354,618
Avanti Feeds, Ltd.	6,665	48,254
Avenue Supermarts, Ltd. (b)(d)	21,096	1,204,218
Axis Bank, Ltd. (b)	287,519	2,947,609
Security Description	Shares	Value
Bajaj Auto, Ltd.	9,942	$512,236
Bajaj Electricals, Ltd. (b)	14,427	252,521
Bajaj Finance, Ltd.	35,142	3,616,054
Bajaj Finserv, Ltd.	4,919	1,175,897
Balkrishna Industries, Ltd.	10,509	357,201
Balrampur Chini Mills, Ltd.	31,845	156,461
Bandhan Bank, Ltd. (d)	78,901	298,780
BASF India, Ltd.	5,048	232,408
Bata India, Ltd.	10,694	255,842
Bayer CropScience, Ltd.	1,511	107,590
Berger Paints India, Ltd.	33,671	365,987
Bharat Electronics, Ltd.	147,735	401,815
Bharat Forge, Ltd.	37,864	374,239
Bharat Heavy Electricals, Ltd. (b)	104,240	90,111
Bharat Petroleum Corp., Ltd.	112,383	651,597
Bharti Airtel, Ltd.	312,778	2,891,327
Biocon, Ltd. (b)	50,440	246,012
Birla Corp., Ltd.	3,296	63,474
Birlasoft, Ltd.	16,592	90,868
Blue Dart Express, Ltd.	2,241	196,108
Blue Star, Ltd.	6,804	83,161
Britannia Industries, Ltd.	15,107	802,164
Can Fin Homes, Ltd.	1,361	12,543
Canara Bank (b)	39,938	92,371
Carborundum Universal, Ltd.	16,876	200,686
Castrol India, Ltd.	94,135	177,213
Ceat, Ltd.	2,422	43,036
Central Depository Services India, Ltd.	6,262	108,496
CESC, Ltd.	147,320	181,118
CG Power & Industrial Solutions, Ltd. (b)	65,451	108,151
Chambal Fertilizers and Chemicals, Ltd.	19,934	90,625
Cholamandalam Financial Holdings, Ltd.	22,915	211,918
Cholamandalam Investment & Finance Co., Ltd.	50,142	378,528
Cipla, Ltd.	60,098	794,571
City Union Bank, Ltd.	78,446	165,804
Coal India, Ltd.	193,157	479,998
Coforge, Ltd.	4,514	317,412
Colgate-Palmolive India, Ltd.	16,901	379,195
Computer Age Management Services, Ltd.	2,662	108,335
Container Corp. Of India, Ltd.	42,000	396,456
Coromandel International, Ltd.	13,016	138,703
CreditAccess Grameen, Ltd. (b)	5,585	47,692
CRISIL, Ltd.	793	28,912
Crompton Greaves Consumer Electricals, Ltd.	56,342	363,018
Cummins India, Ltd.	13,447	179,156
Cyient, Ltd.	18,747	266,550
Dabur India, Ltd.	82,693	686,172

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Dalmia Bharat, Ltd.	8,304	$234,282
DCB Bank, Ltd. (b)	34,567	42,193
Deepak Nitrite, Ltd.	7,407	238,891
Dhani Services, Ltd. (b)	21,764	53,384
Divi's Laboratories, Ltd.	17,077	1,102,581
Dixon Technologies India, Ltd.	3,120	192,563
DLF, Ltd.	88,211	491,842
Dr Lal PathLabs, Ltd. (d)	4,040	199,443
Dr Reddy's Laboratories, Ltd.	14,994	983,608
Edelweiss Financial Services, Ltd.	58,647	61,937
Eicher Motors, Ltd.	17,824	666,742
EID Parry India, Ltd. (b)	2,695	15,203
Emami, Ltd.	26,541	204,707
Endurance Technologies, Ltd. (d)	7,581	161,181
EPL ,Ltd.	15,437	49,575
Escorts, Ltd.	6,773	134,535
Exide Industries, Ltd.	63,026	150,693
FDC, Ltd. (b)	15,213	71,419
Federal Bank, Ltd.	146,800	165,719
Finolex Cables, Ltd.	8,417	54,958
Finolex Industries, Ltd.	49,960	139,868
Firstsource Solutions, Ltd.	34,036	89,050
Fortis Healthcare, Ltd. (b)	45,663	161,383
GAIL India, Ltd.	202,523	431,420
GAIL India, Ltd. GDR	1,422	18,462
Galaxy Surfactants, Ltd.	4,286	189,112
Gillette India, Ltd.	1,677	133,273
Glenmark Pharmaceuticals, Ltd.	13,064	89,547
GMM Pfaudler, Ltd.	804	47,684
GMR Infrastructure, Ltd. (b)	229,459	118,218
Godrej Consumer Products, Ltd. (b)	54,164	749,213
Godrej Industries, Ltd. (b)	10,074	78,480
Godrej Properties, Ltd. (b)	11,879	368,257
Granules India, Ltd.	7,725	33,137
Graphite India, Ltd.	7,019	56,870
Grasim Industries, Ltd.	34,179	765,718
Great Eastern Shipping Co., Ltd.	12,319	61,012
Gujarat Gas, Ltd.	15,258	130,523
Gujarat State Petronet, Ltd.	30,640	129,937
Gulf Oil Lubricants India, Ltd.	3,534	27,694
Happiest Minds Technologies, Ltd.	7,184	132,582
Havells India, Ltd.	33,992	624,861
HCL Technologies, Ltd.	138,925	2,382,764
HDFC Asset Management Co., Ltd. (d)	8,332	325,163
HDFC Life Insurance Co., Ltd. (d)	107,954	1,048,183
HeidelbergCement India, Ltd.	37,912	130,614
Hero MotoCorp, Ltd.	17,401	663,576
Hindalco Industries, Ltd.	203,472	1,331,844
Security Description	Shares	Value
Hindustan Petroleum Corp., Ltd.	79,161	$319,113
Hindustan Unilever, Ltd.	107,075	3,893,481
Housing Development Finance Corp., Ltd.	220,181	8,137,423
ICICI Bank, Ltd. ADR	61,022	1,151,485
ICICI Bank, Ltd.	540,597	5,079,834
ICICI Lombard General Insurance Co., Ltd. (d)	29,043	620,304
ICICI Prudential Life Insurance Co., Ltd. (d)	44,220	399,221
ICICI Securities, Ltd. (d)	9,852	100,343
IDFC First Bank, Ltd. (b)	282,126	179,689
IDFC, Ltd. (b)	302,285	222,227
IIFL Finance, Ltd.	39,096	150,050
IIFL Wealth Management, Ltd.	4,034	84,908
Indiabulls Housing Finance, Ltd.	26,026	80,430
IndiaMart InterMesh, Ltd. (d)	1,265	142,051
Indian Energy Exchange, Ltd. (d)	17,576	152,233
Indian Hotels Co., Ltd.	82,374	199,756
Indian Oil Corp., Ltd.	245,729	412,366
Indian Railway Catering & Tourism Corp., Ltd.	6,848	350,252
Indraprastha Gas, Ltd.	34,214	244,954
Indus Towers, Ltd.	80,676	333,494
Info Edge India, Ltd.	9,439	814,718
Infosys, Ltd. ADR	70,069	1,559,035
Infosys, Ltd.	370,973	8,317,298
Inox Leisure, Ltd. (b)	20,361	107,871
Intellect Design Arena, Ltd. (b)	9,675	92,137
InterGlobe Aviation, Ltd. (b)(d)	13,783	374,535
Ipca Laboratories, Ltd.	8,371	270,931
ITC, Ltd.	406,993	1,290,391
JB Chemicals & Pharmaceuticals, Ltd.	4,324	108,325
Jindal Steel & Power, Ltd. (b)	42,048	218,463
JK Cement, Ltd.	4,955	207,168
JK Lakshmi Cement, Ltd.	7,195	59,598
JM Financial, Ltd.	51,311	63,672
JSW Energy, Ltd.	30,125	158,266
JSW Steel, Ltd.	110,971	991,449
Jubilant Foodworks, Ltd.	9,051	491,475
Jubilant Pharmova, Ltd.	6,773	56,513
Just Dial, Ltd. (b)	4,074	53,909
Kajaria Ceramics, Ltd.	12,979	208,753
Karur Vysya Bank, Ltd.	19,609	12,576
Kaveri Seed Co., Ltd.	10,556	82,082
KEC International, Ltd.	26,603	158,363
KEI Industries, Ltd.	9,323	116,347
Kotak Mahindra Bank, Ltd.	72,442	1,949,590
KPIT Technologies, Ltd.	20,116	91,751

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
L&T Finance Holdings, Ltd. (b)	80,402	$97,829
L&T Technology Services, Ltd. (d)	6,585	414,839
Lakshmi Machine Works, Ltd.	1,452	159,165
Larsen & Toubro Infotech, Ltd. (d)	6,272	484,977
Larsen & Toubro, Ltd. GDR	2,055	47,676
Larsen & Toubro, Ltd.	86,991	1,989,761
Laurus Labs, Ltd. (d)	38,510	317,742
LIC Housing Finance, Ltd.	36,258	207,718
Linde India, Ltd.	2,553	88,966
Lupin, Ltd.	29,213	372,900
Mahanagar Gas, Ltd.	7,097	102,989
Mahindra & Mahindra Financial Services, Ltd.	73,974	183,361
Mahindra & Mahindra, Ltd. GDR	3,302	35,662
Mahindra & Mahindra, Ltd.	103,122	1,110,488
Manappuram Finance, Ltd.	62,089	140,631
Marico, Ltd.	62,852	463,770
Maruti Suzuki India, Ltd.	18,373	1,812,199
Max Financial Services, Ltd. (b)	29,653	404,115
Max Healthcare Institute, Ltd. (b)	35,140	169,527
Metropolis Healthcare, Ltd. (d)	2,766	100,329
Minda Industries, Ltd.	8,141	80,463
Mindspace Business Parks REIT (d)	37,000	152,870
Mindtree, Ltd.	9,323	525,000
Motherson Sumi Systems, Ltd.	154,477	467,640
Motilal Oswal Financial Services, Ltd.	958	11,032
Mphasis, Ltd.	12,445	516,902
MRF, Ltd.	274	291,806
Multi Commodity Exchange of India, Ltd.	5,986	133,213
Muthoot Finance, Ltd.	13,072	254,307
Narayana Hrudayalaya, Ltd. (b)	8,685	58,619
Natco Pharma, Ltd.	8,503	101,794
National Aluminium Co., Ltd.	208,978	261,110
Navin Fluorine International, Ltd.	3,460	171,342
NBCC India, Ltd.	75,439	49,174
NCC, Ltd.	48,477	53,605
NESCO, Ltd.	5,149	41,895
Nestle India, Ltd.	4,366	1,140,744
Nippon Life India Asset Management, Ltd. (d)	14,668	83,554
NTPC, Ltd.	643,475	1,225,555
Oberoi Realty, Ltd. (b)	13,822	178,543
Oil & Natural Gas Corp., Ltd.	331,234	640,372
Oil India, Ltd.	33,154	115,777
Security Description	Shares	Value
Oracle Financial Services Software, Ltd.	2,609	$159,745
Orient Electric, Ltd.	13,712	61,085
Page Industries, Ltd.	653	278,136
Persistent Systems, Ltd.	8,644	431,874
Petronet LNG, Ltd.	89,002	285,202
Phoenix Mills, Ltd.	8,044	103,784
PI Industries, Ltd.	9,173	391,714
Pidilite Industries, Ltd.	19,005	608,577
Piramal Enterprises, Ltd.	12,124	421,530
PNB Housing Finance, Ltd. (b)(d)	4,383	36,629
Polycab India, Ltd.	3,570	114,508
Power Grid Corp. of India, Ltd.	380,640	970,546
Prestige Estates Projects, Ltd.	13,088	86,021
Procter & Gamble Health, Ltd.	760	55,326
PVR, Ltd. (b)	4,230	90,647
Quess Corp., Ltd. (d)	7,670	94,080
Radico Khaitan, Ltd.	7,995	94,724
Rajesh Exports, Ltd.	10,314	81,324
Rallis India, Ltd.	37,687	144,442
Ramco Cements Ltd	13,727	181,779
Ratnamani Metals & Tubes, Ltd.	1,958	57,350
RBL Bank, Ltd. (b)(d)	36,130	92,095
REC, Ltd.	149,512	316,425
Redington India, Ltd.	90,456	169,308
Relaxo Footwears, Ltd.	11,196	171,296
Reliance Industries, Ltd. GDR (d)	13,202	899,056
Reliance Industries, Ltd.	342,683	11,598,032
Route Mobile, Ltd.	2,470	64,506
Sanofi India, Ltd.	1,186	124,620
SBI Cards & Payment Services, Ltd. (b)	26,002	358,616
SBI Life Insurance Co., Ltd. (d)	58,234	952,722
Schaeffler India, Ltd.	936	94,794
Shree Cement, Ltd.	1,435	557,966
Shriram City Union Finance, Ltd.	2,825	77,383
Shriram Transport Finance Co., Ltd.	27,135	471,981
Siemens, Ltd.	8,529	244,081
SKF India, Ltd.	2,698	111,833
Sobha, Ltd.	12,486	132,215
Sonata Software, Ltd.	7,624	89,361
Spandana Sphoorty Financial, Ltd. (b)	5,000	38,315
SpiceJet, Ltd. (b)	6,570	6,629
SRF, Ltd.	3,833	581,061
State Bank of India	208,084	1,261,371
State Bank of India GDR	1,020	62,730
Sterlite Technologies, Ltd.	18,980	72,699

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Strides Pharma Science, Ltd.	5,713	$45,138
Sumitomo Chemical India, Ltd.	12,208	65,981
Sun Pharma Advanced Research Co., Ltd. (b)	8,505	33,799
Sun Pharmaceutical Industries, Ltd.	105,643	1,162,558
Sun TV Network, Ltd.	9,639	65,388
Sundaram Finance, Ltd.	6,637	218,269
Sundram Fasteners, Ltd.	23,040	283,347
Sunteck Realty, Ltd.	14,806	95,709
Supreme Industries, Ltd.	6,899	216,518
Suven Pharmaceuticals, Ltd.	10,286	72,893
Symphony, Ltd.	3,877	55,933
Syngene International, Ltd. (b)(d)	15,667	126,495
Tanla Platforms, Ltd.	7,067	82,442
Tata Chemicals, Ltd.	17,851	220,198
Tata Communications, Ltd.	13,824	259,292
Tata Consultancy Services, Ltd.	120,117	6,087,320
Tata Consumer Products, Ltd.	71,728	783,884
Tata Elxsi, Ltd.	3,720	278,644
Tata Motors, Ltd. ADR (b)(c)	7,545	169,083
Tata Motors, Ltd. (b)	158,404	704,005
Tata Power Co., Ltd.	172,181	365,987
Tata Steel, Ltd.	92,039	1,583,910
Tata Steel, Ltd. GDR	1,300	22,620
TeamLease Services, Ltd. (b)	1,645	99,267
Tech Mahindra, Ltd.	77,524	1,435,281
Thermax, Ltd.	9,721	177,299
Timken India, Ltd.	6,375	145,074
Titan Co., Ltd.	45,416	1,318,107
Torrent Pharmaceuticals, Ltd.	6,693	277,321
Torrent Power, Ltd.	20,143	136,585
Trent, Ltd.	21,319	293,466
TTK Prestige, Ltd.	498	59,445
Tube Investments of India, Ltd.	10,084	188,820
TV18 Broadcast, Ltd. (b)	322,994	163,839
Ujjivan Financial Services, Ltd.	1,086	2,261
UltraTech Cement, Ltd.	13,879	1,377,157
United Spirits, Ltd. (b)	37,682	431,134
UPL, Ltd.	59,469	565,287
UTI Asset Management Co., Ltd.	5,427	77,815
Vaibhav Global, Ltd.	5,835	54,834
Varun Beverages, Ltd.	24,745	298,239
Vedanta, Ltd.	130,182	500,820
Vedanta, Ltd. ADR	1,433	21,896
V-Guard Industries, Ltd.	20,544	71,067
Vinati Organics, Ltd.	4,690	122,066
V-Mart Retail, Ltd. (b)	2,562	122,322
Vodafone Idea, Ltd. (b)	947,570	151,193
Voltas, Ltd.	23,360	381,451
Security Description	Shares	Value
Welspun India, Ltd.	3,749	$8,547
Wipro, Ltd. ADR	19,054	168,247
Wipro, Ltd.	157,455	1,337,487
Wockhardt, Ltd. (b)	5,297	32,286
Yes Bank, Ltd. (b)	2,045,987	343,740
Zee Entertainment Enterprises, Ltd.	115,040	467,314
Zensar Technologies, Ltd.	2,335	14,995
		152,270,486
INDONESIA — 0.4%
Ace Hardware Indonesia Tbk PT	1,445,300	127,651
Adaro Energy Tbk PT	1,258,000	153,782
AKR Corporindo Tbk PT	605,200	183,058
Aneka Tambang Tbk	2,322,500	367,980
Astra Agro Lestari Tbk PT	154,200	104,786
Astra International Tbk PT	2,582,800	986,133
Bank BTPN Syariah Tbk PT	170,800	41,218
Bank Central Asia Tbk PT	1,434,800	3,494,766
Bank Mandiri Persero Tbk PT	2,311,200	987,777
Bank Negara Indonesia Persero Tbk PT	1,007,600	375,114
Bank Rakyat Indonesia Persero Tbk PT	8,561,817	2,282,124
Bank Tabungan Negara Persero Tbk PT (b)	370,200	36,388
Barito Pacific Tbk PT	3,034,100	203,249
Bukit Asam Tbk PT	469,600	90,188
Bumi Serpong Damai Tbk PT (b)	1,332,000	92,217
Charoen Pokphand Indonesia Tbk PT	936,200	417,919
Ciputra Development Tbk PT	929,100	60,315
First Pacific Co., Ltd.	386,000	138,837
First Resources, Ltd.	50,200	60,053
Gudang Garam Tbk PT	43,700	99,059
Indah Kiat Pulp & Paper Tbk PT	403,700	240,022
Indocement Tunggal Prakarsa Tbk PT	146,800	106,884
Indofood CBP Sukses Makmur Tbk PT	263,800	153,633
Indofood Sukses Makmur Tbk PT	437,500	193,556
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,081,870	112,003
Japfa Comfeed Indonesia Tbk PT	1,478,400	202,410
Jasa Marga Persero Tbk PT (b)	150,175	40,509
Kalbe Farma Tbk PT	2,580,900	257,183
Lippo Karawaci Tbk PT (b)	12,717,700	135,952
Media Nusantara Citra Tbk PT	419,700	24,325
Merdeka Copper Gold Tbk PT (b)	890,100	155,783
Mitra Adiperkasa Tbk PT (b)	2,793,900	151,405

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	$73,640
Pacific Strategic Financial Tbk PT (b)	1,897,100	113,329
Pakuwon Jati Tbk PT (b)	1,357,000	45,518
Perusahaan Gas Negara Tbk PT (b)	2,224,000	183,579
Sarana Menara Nusantara Tbk PT	2,165,100	199,547
Semen Indonesia Persero Tbk PT	425,300	241,714
Smartfren Telecom Tbk PT (b)	6,214,000	48,232
Summarecon Agung Tbk PT (b)	988,789	57,726
Surya Citra Media Tbk PT (b)	511,200	71,478
Telkom Indonesia Persero Tbk PT	6,016,300	1,540,568
Tower Bersama Infrastructure Tbk PT	785,500	161,858
Unilever Indonesia Tbk PT	1,394,000	384,452
United Tractors Tbk PT	219,300	394,613
Wijaya Karya Persero Tbk PT (b)	1,310,600	109,537
XL Axiata Tbk PT	213,000	44,903
		15,746,973
IRELAND — 0.4%
AerCap Holdings NV (b)	16,723	966,757
AIB Group PLC (b)	95,701	260,629
Bank of Ireland Group PLC (b)	134,075	795,583
C&C Group PLC (b)	56,746	180,113
Cairn Homes PLC (b)	98,009	129,490
COSMO Pharmaceuticals NV (b)	890	76,802
CRH PLC	97,153	4,587,496
Dalata Hotel Group PLC (b)(c)	26,175	124,376
Flutter Entertainment PLC (b)(e)	9,893	1,963,113
Flutter Entertainment PLC (b)(e)	10,312	2,029,764
Glanbia PLC	24,251	401,325
Glenveagh Properties PLC (b)(d)	87,042	111,570
Greencore Group PLC (b)	60,591	115,357
Hibernia REIT PLC	81,189	109,902
Irish Residential Properties REIT PLC	52,453	87,781
Kerry Group PLC Class A	20,070	2,698,175
Keywords Studios PLC (b)	8,075	317,057
Kingspan Group PLC	19,479	1,944,023
Origin Enterprises PLC	14,761	55,085
Smurfit Kappa Group PLC	28,803	1,517,217
Uniphar PLC (b)	25,669	123,756
		18,595,371
Security Description	Shares	Value
ISRAEL — 0.6%
Africa Israel Properties, Ltd. (b)	2,220	$115,230
Airport City, Ltd. (b)	6,576	118,431
Alony Hetz Properties & Investments, Ltd.	22,632	347,169
Altshuler Shaham Provident Funds & Pension, Ltd.	6,613	36,107
Amot Investments, Ltd.	20,335	143,598
Ashtrom Group, Ltd.	6,844	157,393
AudioCodes, Ltd.	2,032	65,765
Azrieli Group, Ltd.	5,491	493,956
Bank Hapoalim BM	146,973	1,290,074
Bank Leumi Le-Israel BM	187,975	1,591,633
Bezeq The Israeli Telecommunication Corp., Ltd. (b)	278,833	327,919
Big Shopping Centers, Ltd.	1,641	242,456
Blue Square Real Estate, Ltd.	992	73,889
Caesarstone, Ltd.	2,900	36,018
Camtek, Ltd. (b)	2,703	112,091
Check Point Software Technologies, Ltd. (b)	13,910	1,572,386
Clal Insurance Enterprises Holdings, Ltd. (b)	14,033	298,729
Cognyte Software, Ltd. (b)	11,500	236,325
Compugen, Ltd. (b)(c)	9,600	57,312
Danel Adir Yeoshua, Ltd.	546	106,351
Delek Automotive Systems, Ltd.	5,899	74,671
Delek Group, Ltd. (b)	1,146	81,007
Delta Galil Industries, Ltd.	1,156	57,505
Elbit Systems, Ltd.	3,431	496,465
Elco, Ltd.	2,531	156,136
Electra Consumer Products 1970, Ltd.	1,135	55,175
Electra, Ltd.	174	109,203
Energix-Renewable Energies, Ltd.	29,187	123,019
Enlight Renewable Energy, Ltd. (b)	123,244	266,409
Equital, Ltd. (b)	2,112	59,443
Fattal Holdings 1998, Ltd. (b)	657	58,937
FIBI Holdings, Ltd.	1,612	67,843
First International Bank Of Israel, Ltd.	6,350	231,925
Fiverr International, Ltd. (b)(c)	3,700	675,916
Formula Systems 1985, Ltd.	1,091	106,358
Fox Wizel, Ltd.	805	101,020
Gav-Yam Lands Corp., Ltd.	15,988	162,594
Gazit-Globe, Ltd.	12,106	85,207
Gilat Satellite Networks, Ltd.	8,589	76,133
Harel Insurance Investments & Financial Services, Ltd.	14,865	153,206
Hilan, Ltd.	1,722	96,719
ICL Group, Ltd.	93,586	681,532

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Isracard, Ltd.	49,413	$205,485
Israel Canada T.R, Ltd.	13,300	57,437
Israel Corp., Ltd. (b)	350	107,917
Israel Discount Bank, Ltd. Class A (b)	140,850	743,016
Ituran Location & Control, Ltd.	2,300	58,397
Kornit Digital, Ltd. (b)	5,700	825,018
Magic Software Enterprises, Ltd.	2,818	55,690
Matrix IT, Ltd.	4,080	108,560
Maytronics, Ltd.	9,751	229,471
Mega Or Holdings, Ltd.	2,173	80,580
Mehadrin, Ltd. (b)	0	11
Melisron, Ltd. (b)	2,227	177,702
Menora Mivtachim Holdings, Ltd.	2,913	60,036
Migdal Insurance & Financial Holding, Ltd. (b)	42,449	62,097
Mivne Real Estate KD, Ltd.	80,506	282,431
Mizrahi Tefahot Bank, Ltd.	18,647	627,601
Nano Dimension, Ltd. ADR (b)	41,300	232,932
Nano-X Imaging, Ltd. (b)(c)	4,000	90,000
Naphtha Israel Petroleum Corp., Ltd. (b)	12,597	60,799
NEOGAMES SA (b)	1,900	69,768
Nice, Ltd. (b)	8,167	2,311,006
Nova Ltd. (b)	3,233	322,835
Oil Refineries, Ltd. (b)	162,289	36,557
One Software Technologies, Ltd.	3,910	62,906
OPC Energy, Ltd. (b)	14,607	132,967
Partner Communications Co., Ltd. (b)	17,416	80,672
Paz Oil Co., Ltd. (b)	926	100,487
Phoenix Holdings, Ltd.	19,642	223,655
Plus500, Ltd.	10,246	192,031
Property & Building Corp., Ltd. (b)	682	96,809
Radware, Ltd. (b)	5,000	168,600
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,480	106,166
REIT 1, Ltd.	26,757	157,700
Sapiens International Corp. NV	3,605	103,777
Shapir Engineering and Industry, Ltd.	13,487	108,142
Shikun & Binui, Ltd. (b)	26,981	158,280
Shufersal, Ltd.	32,042	259,542
Strauss Group, Ltd.	4,796	140,040
Summit Real Estate Holdings, Ltd. (b)	5,965	104,238
Taptica International, Ltd. (b)	12,248	111,969
Teva Pharmaceutical Industries, Ltd. ADR (b)	121,653	1,184,900
Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. (b)	19,463	$190,778
Tower Semiconductor, Ltd. (b)	11,726	349,223
Wix.com, Ltd. (b)	7,200	1,410,984
YH Dimri Construction & Development, Ltd.	968	69,013
		23,717,480
ITALY — 1.3%
A2A SpA	231,550	474,724
ACEA SpA	4,921	105,167
AMCO - Asset Management Co. SpA (b)(c)(f)	403	—
Amplifon SpA	15,943	758,092
Anima Holding SpA (d)	29,819	142,161
Arnoldo Mondadori Editore SpA (b)	41,346	86,490
Ascopiave SpA	16,517	66,362
Assicurazioni Generali SpA	140,541	2,978,086
Atlantia SpA (b)	61,568	1,162,493
Autogrill SpA (b)	17,572	142,426
Azimut Holding SpA	12,321	337,690
Banca Generali SpA (b)	6,505	284,451
Banca Mediolanum SpA	27,638	297,763
Banca Monte dei Paschi di Siena SpA (b)(c)	25,614	31,956
Banca Popolare di Sondrio SCPA	56,342	239,490
Banco BPM SpA	169,167	529,555
BFF Bank SpA (d)	19,085	185,083
Biesse SpA (b)	4,132	128,743
BPER Banca (c)	145,833	324,806
Brembo SpA	17,541	221,112
Brunello Cucinelli SpA (b)	5,684	311,912
Buzzi Unicem SpA	11,398	259,032
Carel Industries SpA (d)	5,036	137,449
Cerved Group SpA (b)	21,273	251,228
CIR SpA-Compagnie Industriali (b)(c)	81,273	45,586
Credito Emiliano SpA	7,794	54,389
Danieli & C Officine Meccaniche SpA	3,347	64,004
Davide Campari-Milano NV	66,603	936,071
De' Longhi SpA	9,994	359,012
DiaSorin SpA	3,059	640,921
doValue SpA (d)	6,479	74,808
El.En. SpA	10,888	178,251
Enav SpA (b)(d)	23,366	109,152
Enel SpA	1,041,393	7,997,058
Eni SpA	323,162	4,311,663
ERG SpA	9,874	293,273
Esprinet SpA	3,797	49,606
Falck Renewables SpA	16,956	131,894
Ferrari NV	16,124	3,366,819
Fila SpA	4,681	52,237
Fincantieri SpA (b)(c)	59,925	49,234

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA (b)	80,327	$1,451,608
Gruppo MutuiOnline SpA	3,985	197,437
GVS SpA (d)	12,903	183,213
Hera SpA	93,946	383,218
Illimity Bank SpA (b)	8,543	134,510
Immobiliare Grande Distribuzione SIIQ SpA REIT (b)	13,675	61,879
Infrastrutture Wireless Italiane SpA (d)	43,441	484,098
Interpump Group SpA	8,613	555,388
Intesa Sanpaolo SpA	2,114,694	5,989,766
Iren SpA	74,592	221,195
Italgas SpA	55,672	356,163
Italmobiliare SpA	2,891	99,008
Juventus Football Club SpA (b)(c)	49,118	41,042
La Doria SpA	7,554	147,254
Leonardo SpA (b)	46,409	379,737
Maire Tecnimont SpA	17,380	67,394
MARR SpA (b)	3,554	86,803
Mediaset NV	40,137	114,835
Mediobanca Banca di Credito Finanziario SpA (b)	77,174	928,962
Moncler SpA	26,282	1,603,785
Nexi SpA (b)(d)	59,381	1,107,891
Piaggio & C SpA	24,484	84,730
Pirelli & C SpA (d)	44,955	263,135
Poste Italiane SpA (d)	64,919	891,922
Prysmian SpA	31,706	1,108,017
RAI Way SpA (d)	11,872	71,822
Recordati Industria Chimica e Farmaceutica SpA	12,993	753,459
Reply SpA	2,360	433,426
Saipem SpA (b)(c)	65,470	160,741
Salvatore Ferragamo SpA (b)	6,814	139,048
Saras SpA (b)(c)	44,370	43,097
Sesa SpA	1,926	346,761
Snam SpA	259,114	1,434,131
Societa Cattolica Di Assicurazione SPA (b)	13,369	109,057
Tamburi Investment Partners SpA	9,384	99,346
Technogym SpA (d)	13,852	154,807
Telecom Italia SpA (e)	1,161,820	454,519
Telecom Italia SpA (e)	844,429	340,934
Terna - Rete Elettrica Nazionale	184,520	1,310,180
Tinexta SpA	5,449	227,384
Tod's SpA (b)	3,016	159,839
UniCredit SpA	272,901	3,613,355
Unipol Gruppo SpA	44,840	260,734
Webuild SpA (c)	51,213	129,966
Zignago Vetro SpA	3,618	71,411
		55,427,256
Security Description	Shares	Value
JAPAN — 15.2%
77 Bank, Ltd.	4,900	$55,646
ABC-Mart, Inc.	3,800	212,922
Acom Co., Ltd.	46,900	170,950
Activia Properties, Inc. REIT	75	305,924
Adastria Co., Ltd.	2,800	51,328
ADEKA Corp.	13,800	309,317
Advan Group Co., Ltd.	7,300	63,575
Advance Residence Investment Corp. REIT	163	528,846
Advantest Corp.	26,500	2,355,476
Aeon Co., Ltd.	87,200	2,286,731
Aeon Delight Co., Ltd.	2,000	63,389
AEON Financial Service Co., Ltd.	10,500	132,621
Aeon Mall Co., Ltd.	11,800	181,104
AEON REIT Investment Corp.	172	230,503
AGC, Inc.	25,200	1,295,353
Ai Holdings Corp.	4,100	86,456
AI inside, Inc. (b)	100	7,999
Aica Kogyo Co., Ltd.	5,900	201,326
Aichi Corp.	11,000	74,963
Aida Engineering, Ltd.	8,700	81,534
Aiful Corp.	30,500	101,973
Ain Holdings, Inc.	3,000	186,445
Air Water, Inc.	28,200	449,640
Aisin Corp.	18,600	672,312
Ajinomoto Co., Inc.	62,800	1,851,071
Akatsuki, Inc.	1,100	31,345
Alfresa Holdings Corp.	21,600	321,860
Alpen Co., Ltd.	6,500	180,226
Alps Alpine Co., Ltd.	23,600	255,071
Altech Corp.	1,300	23,866
Amada Co., Ltd.	41,700	429,059
Amano Corp.	9,900	252,487
Amuse, Inc.	2,700	57,115
ANA Holdings, Inc. (b)	18,700	484,932
Anest Iwata Corp.	7,800	64,642
AnGes, Inc. (b)(c)	16,700	102,491
Anicom Holdings, Inc.	7,200	60,631
Anritsu Corp. (c)	16,200	288,369
Aomori Bank, Ltd.	2,800	53,571
Aozora Bank, Ltd. (c)	15,400	375,640
Arata Corp.	1,900	74,703
Arcland Sakamoto Co., Ltd.	7,200	112,055
Arcland Service Holdings Co., Ltd. (c)	4,100	87,471
Arcs Co., Ltd.	3,700	74,961
Argo Graphics, Inc.	2,900	85,806
Ariake Japan Co., Ltd.	2,000	125,571
ARTERIA Networks Corp.	5,200	76,332
Aruhi Corp.	3,000	34,887
As One Corp.	1,800	261,822
Asahi Group Holdings, Ltd.	60,600	2,916,936
Asahi Holdings, Inc.	9,300	167,937

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Asahi Intecc Co., Ltd.	25,900	$707,584
Asahi Kasei Corp.	160,100	1,711,337
Asics Corp.	18,600	424,282
ASKUL Corp.	4,800	70,207
Astellas Pharma, Inc.	246,300	4,043,690
Atom Corp. (c)	8,300	58,342
Autobacs Seven Co., Ltd.	6,500	86,121
Avex, Inc.	6,600	88,091
Awa Bank, Ltd.	2,900	56,564
Axial Retailing, Inc.	2,100	70,989
Azbil Corp.	17,400	747,286
Bandai Namco Holdings, Inc.	26,700	2,002,206
Bank of Kyoto, Ltd. (c)	6,500	298,196
Bank of Nagoya, Ltd.	3,700	87,339
Bank of Okinawa, Ltd. (b)	2,300	56,673
BASE, Inc. (b)(c)	8,000	77,639
BayCurrent Consulting, Inc.	1,900	948,979
Belc Co., Ltd.	1,500	78,401
Bell System24 Holdings, Inc.	3,500	51,941
Belluna Co., Ltd.	8,800	66,748
Benefit One, Inc.	9,800	460,845
Benesse Holdings, Inc.	11,900	268,418
BeNext-Yumeshin Group Co.	10,803	125,876
Bengo4.com, Inc. (b)(c)	1,400	79,902
Bic Camera, Inc.	9,400	89,378
BML, Inc.	3,000	113,519
Bridgestone Corp.	75,600	3,567,750
Broadleaf Co., Ltd.	12,400	63,476
Brother Industries, Ltd.	28,900	634,355
Bunka Shutter Co., Ltd. (c)	10,500	105,581
Calbee, Inc.	14,300	347,135
Canon Marketing Japan, Inc.	4,800	111,194
Canon, Inc. (c)	129,400	3,158,220
Capcom Co., Ltd.	21,200	587,587
Casio Computer Co., Ltd. (c)	24,400	402,956
Cawachi, Ltd.	5,300	107,060
Central Glass Co., Ltd.	3,300	61,168
Central Japan Railway Co.	18,700	2,977,475
Central Security Patrols Co., Ltd.	1,400	36,195
Change, Inc. (b)(c)	2,400	49,652
Chiba Bank, Ltd.	60,900	393,654
Chiyoda Corp. (b)	14,600	51,015
Chofu Seisakusho Co., Ltd.	3,100	58,101
Chubu Electric Power Co., Inc.	87,700	1,033,902
Chubu Shiryo Co., Ltd. (c)	6,500	66,264
Chudenko Corp.	3,000	60,434
Chugai Pharmaceutical Co., Ltd.	89,100	3,252,332
Chugoku Bank, Ltd.	17,200	132,040
Chugoku Electric Power Co., Inc.	35,700	324,831
Chugoku Marine Paints, Ltd.	8,400	62,732
CI Takiron Corp.	12,200	68,973
Citizen Watch Co., Ltd.	23,300	106,487
Security Description	Shares	Value
CKD Corp.	5,700	$120,926
Coca-Cola Bottlers Japan Holdings, Inc.	14,200	203,768
cocokara fine, Inc. (b)	2,200	166,676
COLOPL, Inc. (b)	4,900	35,171
Colowide Co., Ltd. (c)	11,900	187,270
Comforia Residential REIT, Inc.	69	212,427
Computer Engineering & Consulting, Ltd.	3,800	44,568
COMSYS Holdings Corp.	13,300	349,958
Comture Corp.	1,700	47,040
Concordia Financial Group, Ltd.	152,500	598,813
CONEXIO Corp.	5,500	76,292
Cosmo Energy Holdings Co., Ltd.	6,300	142,271
Cosmos Pharmaceutical Corp. (c)	2,300	389,634
CRE Logistics REIT, Inc.	40	74,236
Create Restaurants Holdings, Inc. (b)	9,100	80,644
Create SD Holdings Co., Ltd.	2,400	80,456
Credit Saison Co., Ltd.	17,000	222,359
Curves Holdings Co., Ltd.	4,300	35,620
CyberAgent, Inc.	53,500	1,029,557
CYBERDYNE, Inc. (b)(c)	11,000	42,762
Cybozu, Inc. (c)	7,400	160,339
Dai Nippon Printing Co., Ltd.	27,900	670,499
Daibiru Corp.	5,000	73,312
Daicel Corp.	31,500	244,650
Dai-Dan Co., Ltd.	1,100	25,949
Daido Steel Co., Ltd.	4,200	177,687
Daifuku Co., Ltd.	13,500	1,262,931
Daihen Corp.	2,300	101,056
Daiho Corp.	2,700	91,884
Daiichi Jitsugyo Co., Ltd.	2,400	106,667
Dai-ichi Life Holdings, Inc.	135,300	2,951,728
Daiichi Sankyo Co., Ltd.	231,000	6,124,835
Daiichikosho Co., Ltd.	4,700	173,592
Daiken Corp.	4,000	83,590
Daikin Industries, Ltd.	32,800	7,133,708
Daikokutenbussan Co., Ltd. (c)	2,200	129,029
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	58,777
Daio Paper Corp.	9,400	175,566
Daiseki Co., Ltd.	5,160	224,788
Daishi Hokuetsu Financial Group, Inc.	3,500	79,220
Daito Pharmaceutical Co., Ltd.	1,300	38,883
Daito Trust Construction Co., Ltd.	8,600	1,006,315
Daiwa House Industry Co., Ltd.	75,400	2,507,152

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Daiwa House REIT Investment Corp.	282	$826,059
Daiwa Industries, Ltd.	6,600	73,200
Daiwa Office Investment Corp. REIT	49	329,847
Daiwa Securities Group, Inc.	195,900	1,138,984
Daiwa Securities Living Investments Corp. REIT	300	299,639
Daiwabo Holdings Co., Ltd.	8,500	135,753
DCM Holdings Co., Ltd.	20,900	201,954
Demae-Can Co., Ltd. (b)(c)	2,700	40,476
DeNA Co., Ltd.	10,300	190,572
Denka Co., Ltd.	9,200	320,491
Denso Corp.	57,000	3,712,608
Dentsu Group, Inc.	29,400	1,128,319
Denyo Co., Ltd.	4,200	80,274
Descente, Ltd. (b)(c)	2,700	94,431
Dexerials Corp.	9,400	183,933
DIC Corp.	8,100	227,896
Digital Arts, Inc.	1,100	88,431
Digital Garage, Inc.	3,600	163,823
Dip Corp.	4,500	171,273
Direct Marketing MiX, Inc.	3,300	127,431
Disco Corp.	3,600	1,005,785
DMG Mori Co., Ltd.	18,900	351,883
Doshisha Co., Ltd.	4,900	76,709
Doutor Nichires Holdings Co., Ltd.	3,100	48,857
Dowa Holdings Co., Ltd.	5,700	223,329
DTS Corp.	3,400	77,945
Duskin Co., Ltd.	3,800	88,032
DyDo Group Holdings, Inc.	1,000	50,870
Earth Corp.	3,300	200,941
East Japan Railway Co.	38,800	2,735,236
Ebara Corp.	11,700	573,998
EDION Corp.	7,600	71,458
eGuarantee, Inc.	5,300	117,505
Eiken Chemical Co., Ltd.	3,800	71,144
Eisai Co., Ltd.	31,800	2,376,079
Eizo Corp.	1,600	60,967
Elan Corp.	4,000	46,314
Elecom Co., Ltd.	10,000	160,277
Electric Power Development Co., Ltd.	16,200	231,680
EM Systems Co., Ltd.	15,200	108,902
ENEOS HoldingS, Inc.	416,000	1,685,698
Enigmo, Inc.	2,600	28,890
en-japan, Inc.	3,700	133,324
Enplas Corp. (c)	2,200	61,769
eRex Co., Ltd.	3,000	66,464
ES-Con Japan, Ltd.	8,700	62,860
ESPEC Corp.	4,100	86,229
euglena Co., Ltd. (b)(c)	22,900	178,655
Exedy Corp.	3,100	47,180
Ezaki Glico Co., Ltd.	5,100	192,975
Fancl Corp.	9,300	306,166
Security Description	Shares	Value
FANUC Corp.	25,300	$5,533,404
Fast Retailing Co., Ltd.	7,600	5,591,052
FCC Co., Ltd.	3,600	50,588
Ferrotec Holdings Corp.	3,800	107,136
Financial Products Group Co., Ltd. (c)	7,200	45,736
Food & Life Cos., Ltd.	13,500	619,211
FP Corp.	5,600	207,578
Freee KK (b)	3,700	268,558
Frontier Real Estate Investment Corp. REIT	53	231,699
Fuji Co., Ltd.	4,000	77,952
Fuji Corp.	7,600	192,502
Fuji Electric Co., Ltd.	17,600	798,892
Fuji Kyuko Co., Ltd.	2,700	115,523
Fuji Media Holdings, Inc.	5,100	53,833
Fuji Oil Holdings, Inc.	9,500	222,240
Fuji Seal International, Inc.	3,900	83,945
Fuji Soft, Inc.	2,700	141,006
Fujibo Holdings, Inc.	1,100	41,442
Fujicco Co., Ltd.	4,500	77,888
FUJIFILM Holdings Corp.	47,400	4,082,707
Fujikura, Ltd. (b)	39,500	231,118
Fujimi, Inc.	2,900	166,628
Fujimori Kogyo Co., Ltd.	2,700	116,744
Fujio Food Group, Inc.	4,800	60,214
Fujitec Co., Ltd.	7,900	183,602
Fujitsu General, Ltd. (c)	6,400	159,603
Fujitsu, Ltd.	25,800	4,650,632
Fujiya Co., Ltd.	3,600	78,315
Fukuda Corp.	1,800	80,750
Fukui Computer Holdings, Inc.	3,000	115,822
Fukuoka Financial Group, Inc. (c)	20,200	360,503
Fukuoka REIT Corp.	76	113,701
Fukushima Galilei Co., Ltd.	2,400	105,923
Fukuyama Transporting Co., Ltd.	3,000	130,643
FULLCAST Holdings Co., Ltd.	3,600	72,885
Funai Soken Holdings, Inc.	3,000	80,975
Furukawa Co., Ltd.	5,200	56,539
Furukawa Electric Co., Ltd.	7,800	170,377
Fuso Chemical Co., Ltd.	3,100	140,078
Future Corp.	2,500	62,025
Fuyo General Lease Co., Ltd.	2,900	198,983
G-7 Holdings, Inc.	8,400	153,427
Gakken Holdings Co., Ltd.	2,400	26,115
Genky DrugStores Co., Ltd. (c)	3,300	145,408
Geo Holdings Corp.	5,700	64,109
giftee, Inc. (b)(c)	2,100	75,177
Giken, Ltd.	2,200	97,275
Global One Real Estate Investment Corp. REIT	91	94,320
Glory, Ltd.	9,800	217,976

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
GLP J-REIT	511	$839,034
GMO GlobalSign Holdings KK	500	19,752
GMO internet, Inc.	11,300	286,892
GMO Payment Gateway, Inc.	5,100	642,317
GNI Group, Ltd. (b)(c)	3,600	52,791
Goldcrest Co., Ltd.	3,600	54,444
Goldwin, Inc.	2,900	188,664
Grace Technology, Inc.	2,600	23,245
Gree, Inc.	15,200	83,518
GS Yuasa Corp.	7,600	171,408
GungHo Online Entertainment, Inc.	5,900	107,910
Gunma Bank, Ltd.	44,800	143,918
Gunze, Ltd.	1,500	58,257
H.U. Group Holdings, Inc.	5,900	159,862
H2O Retailing Corp.	7,900	68,113
Hachijuni Bank, Ltd.	42,000	149,230
Hakuhodo DY Holdings, Inc.	32,900	564,753
Hamakyorex Co., Ltd.	2,200	65,869
Hamamatsu Photonics KK	18,300	1,129,173
Hankyu Hanshin Holdings, Inc.	28,900	907,302
Hankyu Hanshin REIT, Inc.	94	138,373
Hanwa Co., Ltd.	3,500	107,903
Harmonic Drive Systems, Inc. (c)	5,500	263,104
Haseko Corp.	31,300	416,860
Hazama Ando Corp.	19,400	138,752
HEALIOS KK (b)(c)	3,200	55,621
Heiwa Corp.	5,300	98,969
Heiwa Real Estate Co., Ltd.	2,900	100,353
Heiwa Real Estate REIT, Inc.	115	169,059
Heiwado Co., Ltd.	3,000	58,128
Hennge KK (b)(c)	600	31,720
Hibiya Engineering, Ltd.	4,100	71,612
Hiday Hidaka Corp.	3,500	55,195
Hikari Tsushin, Inc.	2,500	421,487
Hino Motors, Ltd.	34,700	321,411
Hioki EE Corp.	2,100	179,420
Hirata Corp.	1,100	67,127
Hirogin Holdings, Inc.	29,200	166,001
Hirose Electric Co., Ltd.	4,600	762,538
HIS Co., Ltd. (b)(c)	3,700	97,222
Hisamitsu Pharmaceutical Co., Inc.	6,200	233,909
Hitachi Construction Machinery Co., Ltd.	15,400	431,571
Hitachi Metals, Ltd. (b)	25,200	485,425
Hitachi Transport System, Ltd.	4,800	212,693
Hitachi Zosen Corp.	16,500	125,825
Hitachi, Ltd.	127,400	7,518,159
Hogy Medical Co., Ltd.	2,100	59,808
Hokkaido Electric Power Co., Inc.	31,100	147,708
Hokkoku Bank, Ltd. (b)	1,900	36,470
Security Description	Shares	Value
Hokuetsu Corp.	13,800	$84,300
Hokuhoku Financial Group, Inc.	15,100	115,155
Hokuriku Electric Power Co.	19,300	103,785
Hokuto Corp.	6,300	110,712
Honda Motor Co., Ltd.	212,800	6,525,863
Horiba, Ltd.	4,100	285,321
Hoshino Resorts REIT, Inc.	28	184,063
Hoshizaki Corp.	7,000	635,080
Hosiden Corp.	7,100	61,039
Hosokawa Micron Corp.	5,200	161,717
House Foods Group, Inc.	6,600	200,017
Hoya Corp.	48,100	7,485,668
Hulic Co., Ltd.	36,600	406,573
Hulic Reit, Inc.	195	305,760
Hyakugo Bank, Ltd.	22,900	66,411
Hyakujushi Bank, Ltd.	4,200	58,471
Ibiden Co., Ltd.	13,100	718,761
IBJ Leasing Co., Ltd.	2,800	90,608
Ichibanya Co., Ltd.	1,500	61,104
Ichigo Office REIT Investment Corp.	122	98,199
Ichigo, Inc.	57,100	187,376
Idec Corp.	3,800	74,696
Idemitsu Kosan Co., Ltd.	25,477	668,533
IDOM, Inc.	21,200	190,556
IHI Corp.	19,800	499,282
Iida Group Holdings Co., Ltd.	18,000	461,829
Inaba Denki Sangyo Co., Ltd.	5,300	128,693
Inabata & Co., Ltd.	5,700	87,988
Inageya Co., Ltd. (c)	2,600	31,849
Industrial & Infrastructure Fund Investment Corp. REIT	230	418,011
Infocom Corp.	2,800	59,555
Infomart Corp.	20,800	187,303
Information Services International-Dentsu, Ltd.	2,000	75,322
Inpex Corp.	139,200	1,081,138
Insource Co., Ltd.	3,200	61,832
Internet Initiative Japan, Inc. (c)	6,000	206,763
Invesco Office J-REIT, Inc.	803	162,427
Invincible Investment Corp. REIT	700	273,551
IR Japan Holdings, Ltd.	1,100	120,849
Iriso Electronics Co., Ltd.	4,100	166,245
Isetan Mitsukoshi Holdings, Ltd.	36,600	274,385
Isuzu Motors, Ltd.	74,800	970,722
Ito En, Ltd.	6,300	416,862
Itochu Advance Logistics Investment Corp. REIT	64	89,067
ITOCHU Corp.	164,900	4,790,821
Itochu Enex Co., Ltd.	5,600	50,208
Itochu Techno-Solutions Corp.	11,000	356,324

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Itoham Yonekyu Holdings, Inc.	15,500	$101,007
Iwatani Corp.	6,000	349,834
Iyo Bank, Ltd.	28,400	145,412
Izumi Co., Ltd.	3,200	106,197
J Front Retailing Co., Ltd.	26,500	254,795
JAC Recruitment Co., Ltd.	3,700	72,331
Jaccs Co., Ltd.	3,300	89,535
JAFCO Group Co., Ltd.	3,600	229,213
Japan Airlines Co., Ltd. (b)	17,600	417,946
Japan Airport Terminal Co., Ltd. (b)	9,500	465,037
Japan Aviation Electronics Industry, Ltd.	5,700	82,667
Japan Elevator Service Holdings Co., Ltd.	5,600	128,455
Japan Excellent, Inc. REIT	140	170,999
Japan Exchange Group, Inc.	65,800	1,627,744
Japan Hotel REIT Investment Corp.	691	413,781
Japan Lifeline Co., Ltd.	4,500	55,121
Japan Logistics Fund, Inc. REIT	95	281,828
Japan Material Co., Ltd.	5,700	65,913
Japan Metropolitan Fund Invest REIT	957	916,611
Japan Petroleum Exploration Co., Ltd.	2,300	42,954
Japan Post Bank Co., Ltd.	58,300	498,812
Japan Post Holdings Co., Ltd.	206,700	1,733,092
Japan Post Insurance Co., Ltd.	32,500	588,009
Japan Prime Realty Investment Corp. REIT	100	361,374
Japan Pulp & Paper Co., Ltd.	2,000	69,748
Japan Real Estate Investment Corp. REIT	172	1,029,109
Japan Securities Finance Co., Ltd.	9,400	72,479
Japan Steel Works, Ltd.	6,400	165,233
Japan Tobacco, Inc.	158,800	3,103,760
Japan Wool Textile Co., Ltd.	5,100	46,165
JCR Pharmaceuticals Co., Ltd.	8,000	199,633
JCU Corp.	3,500	138,748
Jeol, Ltd.	4,100	297,833
JFE Holdings, Inc.	61,100	913,973
JGC Holdings Corp.	25,300	234,749
JIG-SAW, Inc. (b)(c)	600	43,090
JINS Holdings, Inc. (c)	1,200	87,250
JM Holdings Co., Ltd.	4,100	76,326
JMDC, Inc. (b)	3,100	211,231
J-Oil Mills, Inc.	3,600	59,114
Joshin Denki Co., Ltd.	3,500	79,007
Joyful Honda Co., Ltd.	6,400	88,368
JSR Corp.	25,300	907,151
Security Description	Shares	Value
JTEKT Corp.	23,200	$200,794
JTOWER, Inc. (b)	900	69,771
Juroku Bank, Ltd. (b)	3,000	57,992
Justsystems Corp.	4,000	224,359
Kadokawa Corp.	7,800	432,900
Kaga Electronics Co., Ltd.	2,000	53,778
Kagome Co., Ltd.	8,700	223,705
Kajima Corp.	61,900	791,232
Kakaku.com, Inc.	16,200	521,834
Kaken Pharmaceutical Co., Ltd.	3,100	127,240
Kamakura Shinsho, Ltd. (c)	2,000	15,323
Kameda Seika Co., Ltd.	1,600	63,485
Kamigumi Co., Ltd.	17,100	357,475
Kanamoto Co., Ltd.	3,000	70,014
Kandenko Co., Ltd.	8,400	69,273
Kaneka Corp.	5,200	216,649
Kanematsu Corp.	15,600	192,453
Kanematsu Electronics, Ltd.	1,000	34,734
Kansai Electric Power Co., Inc.	86,800	838,996
Kansai Paint Co., Ltd.	25,400	628,509
Kanto Denka Kogyo Co., Ltd.	9,100	86,450
Kao Corp.	63,800	3,787,437
Kappa Create Co., Ltd. (b)(c)	7,600	94,375
Katakura Industries Co., Ltd. (c)	5,600	85,395
Katitas Co., Ltd.	5,500	193,379
Kato Sangyo Co., Ltd.	2,100	62,028
Kawasaki Heavy Industries, Ltd.	21,500	493,372
Kawasaki Kisen Kaisha, Ltd. (b)	6,700	360,766
KDDI Corp.	212,500	6,978,604
KeePer Technical Laboratory Co., Ltd.	4,900	147,929
Keihan Holdings Co., Ltd.	11,000	315,191
Keihanshin Building Co., Ltd.	6,200	78,108
Keikyu Corp. (c)	24,800	308,208
Keio Corp.	12,700	677,576
Keisei Electric Railway Co., Ltd.	15,800	522,065
Keiyo Bank, Ltd.	11,200	44,837
Keiyo Co., Ltd.	15,400	111,576
Kenedix Office Investment Corp. REIT	52	356,532
Kenedix Residential Next Investment Corp. REIT	104	202,454
Kenedix Retail REIT Corp.	97	250,909
Kewpie Corp.	12,200	294,977
Key Coffee, Inc.	8,000	154,498
Keyence Corp.	25,600	15,241,552
KFC Holdings Japan, Ltd.	1,700	44,951
KH Neochem Co., Ltd.	3,300	90,085
Kikkoman Corp.	19,400	1,574,667
Kinden Corp.	14,500	243,879

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd. (b)	21,100	$707,796
Kintetsu World Express, Inc.	3,700	93,471
Kirin Holdings Co., Ltd.	109,900	2,034,611
Kisoji Co., Ltd. (c)	6,300	136,249
Kissei Pharmaceutical Co., Ltd.	3,200	68,698
Kitanotatsujin Corp. (c)	7,500	31,268
Kitz Corp.	7,300	51,261
Kiyo Bank, Ltd.	5,000	70,578
Koa Corp.	3,000	45,644
Kobayashi Pharmaceutical Co., Ltd.	6,500	514,044
Kobe Bussan Co., Ltd.	16,700	544,284
Kobe Steel, Ltd.	35,800	216,342
Koei Tecmo Holdings Co., Ltd.	6,760	320,073
Kohnan Shoji Co., Ltd.	3,300	108,298
Koito Manufacturing Co., Ltd.	14,400	863,745
Kokuyo Co., Ltd.	8,000	135,256
Komatsu, Ltd.	112,400	2,685,047
KOMEDA Holdings Co., Ltd.	4,200	83,107
Komeri Co., Ltd.	5,500	133,071
Konami Holdings Corp.	11,700	731,506
Konica Minolta, Inc. (c)	71,100	380,540
Konishi Co., Ltd. (c)	5,200	82,613
Konoike Transport Co., Ltd.	4,700	53,462
Kose Corp.	4,700	560,687
Koshidaka Holdings Co., Ltd. (c)	4,300	26,031
Kotobuki Spirits Co., Ltd.	2,100	143,140
K's Holdings Corp.	21,600	222,616
Kubota Corp.	136,200	2,891,420
Kumagai Gumi Co., Ltd.	3,200	82,598
Kumiai Chemical Industry Co., Ltd.	7,900	61,650
Kura Sushi, Inc.	2,200	79,083
Kuraray Co., Ltd.	39,900	382,436
Kureha Corp.	1,900	127,861
Kurita Water Industries, Ltd.	13,700	657,566
Kusuri no Aoki Holdings Co., Ltd. (c)	3,000	205,642
KYB Corp.	1,600	43,165
Kyocera Corp.	42,700	2,662,534
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,800	84,511
KYORIN Holdings, Inc.	6,100	96,798
Kyoritsu Maintenance Co., Ltd. (c)	3,100	120,339
Kyowa Exeo Corp.	12,400	303,203
Kyowa Kirin Co., Ltd.	35,400	1,272,975
Kyudenko Corp.	4,900	161,333
Kyushu Electric Power Co., Inc.	45,800	347,053
Kyushu Financial Group, Inc.	37,800	135,028
Kyushu Railway Co.	18,000	431,997
LaSalle Logiport REIT	226	379,789
Security Description	Shares	Value
Lasertec Corp.	9,700	$2,202,736
Lawson, Inc.	8,000	391,992
LEC, Inc. (c)	7,500	72,510
Leopalace21 Corp. (b)(c)	27,000	59,861
Life Corp.	1,600	63,959
Lifenet Insurance Co. (b)	3,600	40,261
LIFULL Co., Ltd. (b)	11,100	36,648
Lintec Corp.	3,800	86,574
Lion Corp.	31,900	514,664
LITALICO, Inc.	2,400	74,714
Lixil Corp.	36,400	1,052,347
M&A Capital Partners Co., Ltd. (b)	1,300	71,676
M3, Inc.	58,300	4,144,514
Mabuchi Motor Co., Ltd.	8,100	280,206
Macnica Fuji Electronics Holdings, Inc.	5,800	134,641
Maeda Corp. (b)(c)	19,500	154,273
Maeda Kosen Co., Ltd.	1,800	53,220
Maeda Road Construction Co., Ltd. (b)	3,500	63,383
Makino Milling Machine Co., Ltd.	2,000	76,699
Makita Corp.	29,700	1,628,886
Mandom Corp.	3,500	50,106
Mani, Inc.	12,800	243,554
Marubeni Corp.	211,500	1,745,395
Marudai Food Co., Ltd. (c)	4,400	68,223
Maruha Nichiro Corp.	6,800	160,648
Marui Group Co., Ltd.	22,300	429,388
Maruichi Steel Tube, Ltd.	10,400	239,915
Maruwa Co., Ltd.	1,000	101,596
Maruwa Unyu Kikan Co., Ltd. (c)	5,400	77,469
Maruzen Showa Unyu Co., Ltd.	2,600	83,051
Marvelous, Inc.	9,200	57,920
Matsui Securities Co., Ltd.	13,000	94,200
Matsumotokiyoshi Holdings Co., Ltd.	14,900	667,109
Matsuya Co., Ltd. (b)(c)	8,800	89,804
Matsuyafoods Holdings Co., Ltd. (c)	2,200	72,581
Max Co., Ltd.	4,200	72,847
Maxell Holdings, Ltd.	4,900	58,419
Mazda Motor Corp. (b)	79,000	681,945
McDonald's Holdings Co. Japan, Ltd.	9,800	461,188
MCJ Co., Ltd.	5,700	61,266
Mebuki Financial Group, Inc.	110,800	242,142
Media Do Co., Ltd.	800	35,000
Medical Data Vision Co., Ltd.	10,000	137,798
Medipal Holdings Corp.	21,000	394,230
Medley, Inc. (b)	4,300	158,858
MedPeer, Inc. (b)(c)	1,400	47,390
Megachips Corp.	1,800	53,790

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Megmilk Snow Brand Co., Ltd.	3,800	$77,886
Meidensha Corp.	4,000	87,916
MEIJI Holdings Co., Ltd.	15,100	973,801
Meiko Electronics Co., Ltd.	3,800	101,445
Meitec Corp.	4,600	252,716
Menicon Co., Ltd.	11,500	446,696
Mercari, Inc. (b)(c)	12,500	688,991
METAWATER Co., Ltd.	4,200	70,592
Micronics Japan Co., Ltd. (c)	8,600	110,039
Mie Kotsu Group Holdings, Inc. (c)	19,400	95,639
Milbon Co., Ltd.	3,900	238,368
Mimasu Semiconductor Industry Co., Ltd.	4,300	93,916
MINEBEA MITSUMI, Inc.	48,300	1,227,009
Mirai Corp. REIT	175	84,227
Mirait Holdings Corp.	11,300	223,147
Miroku Jyoho Service Co., Ltd.	2,500	37,801
MISUMI Group, Inc.	37,100	1,574,608
Mitani Sekisan Co., Ltd. (c)	3,400	218,929
Mitsubishi Chemical Holdings Corp.	169,600	1,540,119
Mitsubishi Corp.	164,000	5,137,074
Mitsubishi Electric Corp.	235,100	3,259,123
Mitsubishi Estate Co., Ltd.	157,400	2,499,959
Mitsubishi Estate Logistics REIT Investment Corp.	65	284,810
Mitsubishi Gas Chemical Co., Inc.	19,100	375,699
Mitsubishi HC Capital, Inc.	93,330	486,787
Mitsubishi Heavy Industries, Ltd.	44,300	1,183,996
Mitsubishi Logistics Corp.	6,900	204,248
Mitsubishi Materials Corp.	18,000	349,223
Mitsubishi Motors Corp. (b)	83,100	226,107
Mitsubishi Pencil Co., Ltd.	5,800	74,376
Mitsubishi Shokuhin Co., Ltd.	1,300	33,816
Mitsubishi UFJ Financial Group, Inc.	1,607,700	9,479,793
Mitsuboshi Belting, Ltd.	4,200	77,785
Mitsui & Co., Ltd.	200,500	4,373,327
Mitsui Chemicals, Inc.	22,800	759,813
Mitsui Fudosan Co., Ltd.	121,500	2,878,975
Mitsui Fudosan Logistics Park, Inc. REIT	59	311,987
Mitsui High-Tec, Inc.	2,100	143,347
Mitsui Mining & Smelting Co., Ltd.	6,000	166,137
Mitsui OSK Lines, Ltd.	15,300	1,024,167
Mitsui-Soko Holdings Co., Ltd.	2,000	44,992
Mitsuuroko Group Holdings Co., Ltd.	3,800	49,554
Miura Co., Ltd.	12,500	498,429
Mixi, Inc.	3,900	87,499
Security Description	Shares	Value
Mizuho Financial Group, Inc.	317,220	$4,476,500
Mizuno Corp.	3,400	80,673
Mochida Pharmaceutical Co., Ltd.	3,500	106,335
Modec, Inc.	2,400	37,976
Monex Group, Inc.	16,800	86,933
Money Forward, Inc. (b)	6,100	434,473
Monogatari Corp	1,400	97,884
MonotaRO Co., Ltd.	34,700	775,680
Mori Hills REIT Investment Corp.	215	290,600
Mori Trust Hotel REIT, Inc.	98	120,561
Mori Trust Sogo REIT, Inc.	181	239,564
Morinaga & Co., Ltd.	7,300	268,557
Morinaga Milk Industry Co., Ltd.	4,300	267,921
Morita Holdings Corp.	4,400	59,470
MOS Food Services, Inc.	3,100	90,512
MS&AD Insurance Group Holdings, Inc.	57,000	1,901,678
MTI, Ltd.	10,500	71,424
Murata Manufacturing Co., Ltd.	75,700	6,679,047
Musashi Seimitsu Industry Co., Ltd.	4,900	85,626
Musashino Bank, Ltd. (c)	2,300	37,630
Nabtesco Corp.	16,200	610,982
Nachi-Fujikoshi Corp.	1,200	48,895
Nagaileben Co., Ltd.	3,300	77,243
Nagase & Co., Ltd.	11,700	196,354
Nagoya Railroad Co., Ltd. (b)	24,100	442,726
Nakanishi, Inc.	7,600	172,628
Nankai Electric Railway Co., Ltd.	10,900	233,813
Nanto Bank, Ltd.	3,100	55,352
NEC Corp.	31,300	1,691,922
NEC Networks & System Integration Corp.	6,000	112,874
NET One Systems Co., Ltd.	9,900	324,061
Nexon Co., Ltd.	62,000	992,637
Nextage Co., Ltd.	6,800	132,646
NGK Insulators, Ltd.	36,100	610,400
NGK Spark Plug Co., Ltd.	17,600	273,147
NH Foods, Ltd.	9,500	357,861
NHK Spring Co., Ltd.	28,100	199,479
Nichias Corp.	6,300	153,326
Nichicon Corp. (c)	5,100	47,997
Nichiden Corp.	3,800	80,564
Nichiha Corp.	2,600	73,950
Nichi-iko Pharmaceutical Co., Ltd. (c)	6,000	48,200
Nichirei Corp.	13,200	345,039
Nidec Corp.	58,300	6,410,862
Nifco, Inc.	9,900	306,881
Nihon Chouzai Co., Ltd.	4,000	61,041
Nihon Kohden Corp.	8,800	298,381
Nihon M&A Center, Inc.	41,600	1,218,491

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nihon Nohyaku Co., Ltd.	15,600	$76,715
Nihon Parkerizing Co., Ltd.	12,300	125,904
Nihon Unisys, Ltd.	7,900	204,078
Nikkiso Co., Ltd.	4,200	36,079
Nikkon Holdings Co., Ltd.	7,200	147,786
Nikon Corp.	45,200	500,612
Nintendo Co., Ltd.	14,700	7,007,245
Nippn Corp.	3,900	56,767
Nippo Corp.	6,200	221,631
Nippon Accommodations Fund, Inc. REIT	71	397,715
Nippon Building Fund, Inc. REIT	199	1,289,614
Nippon Carbon Co., Ltd.	1,200	44,746
Nippon Ceramic Co., Ltd.	2,800	76,307
Nippon Densetsu Kogyo Co., Ltd.	3,100	52,378
Nippon Electric Glass Co., Ltd.	12,700	299,648
Nippon Express Co., Ltd.	9,400	645,755
Nippon Gas Co., Ltd.	11,400	156,192
Nippon Kanzai Co., Ltd.	4,000	91,861
Nippon Kayaku Co., Ltd.	13,800	151,909
Nippon Koei Co., Ltd.	2,400	76,917
Nippon Light Metal Holdings Co., Ltd.	14,500	251,823
Nippon Paint Holdings Co., Ltd.	89,100	967,879
Nippon Paper Industries Co., Ltd. (c)	10,500	111,149
Nippon Parking Development Co., Ltd.	44,800	63,692
Nippon Prologis REIT, Inc.	256	853,418
NIPPON REIT Investment Corp.	52	201,713
Nippon Road Co., Ltd.	1,200	90,440
Nippon Sanso Holdings Corp.	18,300	457,466
Nippon Seiki Co., Ltd.	4,600	48,220
Nippon Sheet Glass Co., Ltd. (b)	10,400	53,385
Nippon Shinyaku Co., Ltd.	6,000	497,487
Nippon Shokubai Co., Ltd.	3,200	164,164
Nippon Signal Co., Ltd.	6,300	56,111
Nippon Soda Co., Ltd.	2,900	92,965
Nippon Steel Corp.	114,200	2,048,844
Nippon Steel Trading Corp.	1,600	72,142
Nippon Suisan Kaisha, Ltd.	35,600	206,346
Nippon Telegraph & Telephone Corp.	170,000	4,698,734
Nippon Television Holdings, Inc.	5,700	64,204
Nippon Yusen KK	21,800	1,629,339
Nipro Corp.	16,000	165,593
Nishimatsu Construction Co., Ltd. (c)	6,200	191,335
Nishimatsuya Chain Co., Ltd. (c)	9,000	113,470
Security Description	Shares	Value
Nishi-Nippon Financial Holdings, Inc.	11,300	$72,125
Nishi-Nippon Railroad Co., Ltd.	7,200	181,770
Nishio Rent All Co., Ltd.	2,900	76,063
Nissan Chemical Corp.	15,200	886,760
Nissan Motor Co., Ltd. (b)	297,400	1,482,516
Nissan Shatai Co., Ltd.	6,700	47,742
Nissei ASB Machine Co., Ltd. (c)	1,400	47,589
Nissha Co., Ltd.	4,100	65,017
Nisshin Oillio Group, Ltd.	2,200	59,814
Nisshin Seifun Group, Inc.	23,900	395,046
Nisshinbo Holdings, Inc. (c)	27,200	204,485
Nissin Electric Co., Ltd.	5,200	63,464
Nissin Foods Holdings Co., Ltd.	8,800	704,381
Nitori Holdings Co., Ltd.	10,200	2,005,089
Nitta Corp.	1,700	41,539
Nitto Boseki Co., Ltd. (c)	2,300	76,704
Nitto Denko Corp.	20,300	1,441,460
Nitto Kogyo Corp.	3,700	57,774
Nittoku Co., Ltd.	2,600	101,640
Noevir Holdings Co., Ltd.	1,400	66,603
NOF Corp.	9,700	544,708
Nohmi Bosai, Ltd.	1,800	33,060
Nojima Corp.	5,400	138,564
NOK Corp.	14,600	170,599
Nomura Co., Ltd.	5,300	47,556
Nomura Holdings, Inc.	411,800	2,025,039
Nomura Real Estate Holdings, Inc.	17,000	440,865
Nomura Real Estate Master Fund, Inc. REIT	517	742,237
Nomura Research Institute, Ltd.	43,100	1,580,238
Noritake Co., Ltd.	3,300	146,720
Noritsu Koki Co., Ltd.	2,100	47,463
Noritz Corp.	6,800	110,678
North Pacific Bank, Ltd.	27,700	62,809
NS Solutions Corp.	3,800	128,605
NSD Co., Ltd.	9,100	165,397
NSK, Ltd.	47,200	319,038
NTN Corp. (b)	36,100	80,625
NTT Data Corp.	81,500	1,571,785
NTT UD REIT Investment Corp.	142	194,658
Obara Group, Inc.	1,300	45,151
Obayashi Corp.	78,400	644,611
OBIC Business Consultants Co., Ltd. (c)	3,900	198,043
Obic Co., Ltd.	8,900	1,688,159
Odakyu Electric Railway Co., Ltd.	36,200	835,749
Ogaki Kyoritsu Bank, Ltd.	3,000	52,983
Ohsho Food Service Corp.	1,200	65,448
Oiles Corp.	4,900	71,981

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Oisix ra daichi, Inc. (b)	2,400	$106,119
Oji Holdings Corp.	98,900	497,079
Okamoto Industries, Inc.	1,900	69,840
Okamura Corp.	6,100	88,544
Okasan Securities Group, Inc.	15,600	56,343
Oki Electric Industry Co., Ltd.	10,000	87,226
Okinawa Cellular Telephone Co.	1,500	73,076
Okinawa Electric Power Co., Inc.	4,935	63,406
OKUMA Corp.	2,300	110,525
Okumura Corp.	2,700	71,997
Okuwa Co., Ltd.	6,200	65,464
Olympus Corp.	154,500	3,373,206
Omron Corp.	24,700	2,437,994
One REIT, Inc. (c)	31	82,207
Ono Pharmaceutical Co., Ltd.	50,200	1,141,874
Open House Co., Ltd.	9,200	539,944
Optex Group Co., Ltd.	4,700	63,767
Optim Corp. (b)	1,800	32,589
Optorun Co., Ltd.	2,400	49,923
Oracle Corp. Japan	4,700	411,841
Organo Corp.	1,500	91,637
Orient Corp.	55,000	81,108
Oriental Land Co., Ltd.	26,300	4,244,025
ORIX Corp.	163,800	3,057,255
Orix JREIT, Inc.	370	642,321
Osaka Gas Co., Ltd.	51,200	933,233
Osaka Organic Chemical Industry, Ltd.	1,600	54,234
Osaka Soda Co., Ltd.	2,700	64,990
OSG Corp.	9,200	157,073
Otsuka Corp.	13,900	712,983
Otsuka Holdings Co., Ltd.	52,100	2,222,345
Outsourcing, Inc.	12,200	218,101
Pacific Industrial Co., Ltd.	3,700	38,944
Pack Corp.	2,300	63,687
PAL GROUP Holdings Co., Ltd.	4,400	72,885
PALTAC Corp.	2,900	131,008
Pan Pacific International Holdings Corp.	56,200	1,156,683
Panasonic Corp.	292,400	3,615,319
Paramount Bed Holdings Co., Ltd.	3,600	71,601
Park24 Co., Ltd. (b)	12,800	217,267
Pasona Group, Inc.	4,800	135,426
Penta-Ocean Construction Co., Ltd.	45,600	308,779
PeptiDream, Inc. (b)	12,400	403,773
Persol Holdings Co., Ltd.	21,200	527,170
Pharma Foods International Co., Ltd. (c)	2,400	57,227
Pigeon Corp.	13,300	308,420
Pilot Corp.	2,400	91,022
Piolax, Inc.	2,400	33,234
Security Description	Shares	Value
PKSHA Technology, Inc. (b)	1,700	$28,872
Plaid, Inc. (b)(c)	1,800	46,921
Plenus Co., Ltd.	4,100	79,875
Pola Orbis Holdings, Inc.	14,500	332,920
Premier Anti-Aging Co., Ltd. (b)(c)	400	47,923
Pressance Corp. (c)	1,700	27,836
Prestige International, Inc.	8,800	59,938
Prima Meat Packers, Ltd.	3,400	85,915
Proto Corp.	3,000	41,225
Qol Holdings Co., Ltd.	8,700	117,410
Raito Kogyo Co., Ltd.	9,300	163,538
Raiznext Corp.	6,900	73,896
Raksul, Inc. (b)	2,100	110,179
Rakus Co., Ltd.	9,600	339,279
Rakuten Group, Inc.	111,400	1,082,397
Recruit Holdings Co., Ltd.	178,400	10,877,480
Relia, Inc.	5,700	59,668
Relo Group, Inc.	13,200	271,754
Renesas Electronics Corp. (b)	167,400	2,055,081
Rengo Co., Ltd.	21,800	169,891
RENOVA, Inc. (b)	3,700	151,412
Resona Holdings, Inc.	289,402	1,154,706
Resorttrust, Inc.	15,100	295,650
Restar Holdings Corp.	4,300	71,217
Retail Partners Co., Ltd. (c)	8,600	95,215
Ricoh Co., Ltd.	91,800	936,964
Ricoh Leasing Co., Ltd.	1,200	39,697
Riken Keiki Co., Ltd.	3,700	100,998
Riken Vitamin Co., Ltd. (c)	4,400	73,743
Ringer Hut Co., Ltd.	4,000	88,996
Rinnai Corp.	5,100	558,530
Riso Kagaku Corp.	1,800	36,613
Riso Kyoiku Co., Ltd. (b)	12,100	47,605
Rock Field Co., Ltd.	6,900	106,188
Rohm Co., Ltd.	11,900	1,119,384
Rohto Pharmaceutical Co., Ltd.	11,400	348,759
Roland Corp.	1,500	68,515
Rorze Corp.	1,000	70,796
Round One Corp.	4,900	68,239
Royal Holdings Co., Ltd. (b)	2,800	56,299
RS Technologies Co., Ltd.	800	39,467
Ryohin Keikaku Co., Ltd.	31,200	692,242
Ryosan Co., Ltd.	2,800	57,541
Ryoyo Electro Corp. (c)	4,900	102,459
S Foods, Inc.	1,500	41,132
Saibu Gas Holdings Co., Ltd.	2,400	52,963
Saizeriya Co., Ltd.	2,700	70,137
Sakai Moving Service Co., Ltd.	1,200	52,008
Sakata INX Corp.	6,900	72,229
Sakata Seed Corp.	2,600	81,321
SAMTY Co., Ltd.	4,100	85,502

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Samty Residential Investment Corp. REIT (b)	80	$83,791
San-A Co., Ltd.	1,500	53,370
San-Ai Oil Co., Ltd.	7,300	96,067
SanBio Co., Ltd. (b)(c)	2,600	27,748
Sangetsu Corp.	5,700	77,145
San-In Godo Bank, Ltd.	12,800	64,080
Sanken Electric Co., Ltd.	3,300	184,262
Sanki Engineering Co., Ltd.	7,100	93,746
Sankyo Co., Ltd.	8,800	218,215
Sankyu, Inc.	6,100	279,843
Sanrio Co., Ltd. (c)	4,400	101,245
Sansan, Inc. (b)	2,900	278,936
Sanshin Electronics Co., Ltd. (c)	5,100	78,199
Santen Pharmaceutical Co., Ltd.	50,100	702,843
Sanwa Holdings Corp.	21,200	274,925
Sanyo Chemical Industries, Ltd.	1,300	67,674
Sanyo Denki Co., Ltd.	1,500	94,874
Sapporo Holdings, Ltd.	6,900	157,962
Sato Holdings Corp.	2,600	63,012
Sawai Group Holdings Co., Ltd.	4,200	194,913
SBI Holdings, Inc.	33,800	825,766
SBS Holdings, Inc.	4,500	168,914
SCREEN Holdings Co., Ltd. (c)	4,500	384,496
SCSK Corp.	18,000	379,759
Secom Co., Ltd.	28,000	2,020,102
Sega Sammy Holdings, Inc.	27,800	392,808
Seibu Holdings, Inc. (b)	27,700	348,772
Seikagaku Corp.	12,800	121,374
Seiko Epson Corp.	39,500	795,503
Seiko Holdings Corp.	2,900	58,290
Seino Holdings Co., Ltd.	21,700	262,227
Seiren Co., Ltd.	6,100	114,468
Sekisui Chemical Co., Ltd.	46,600	798,680
Sekisui House REIT, Inc.	478	394,769
Sekisui House, Ltd.	79,100	1,652,273
Sekisui Jushi Corp.	3,600	68,176
Senko Group Holdings Co., Ltd.	21,600	197,186
Senshu Ikeda Holdings, Inc.	18,200	26,772
Seria Co., Ltd.	4,900	170,838
Seven & i Holdings Co., Ltd.	97,500	4,427,495
Seven Bank, Ltd.	72,000	160,140
SG Holdings Co., Ltd.	42,300	1,193,707
Sharp Corp.	24,500	308,069
Shibaura Machine Co., Ltd.	1,700	41,647
Shibuya Corp.	1,200	32,817
SHIFT, Inc. (b)	1,300	275,915
Shiga Bank, Ltd.	4,200	71,113
Shikoku Chemicals Corp.	6,600	82,299
Shikoku Electric Power Co., Inc.	16,700	115,454
Security Description	Shares	Value
Shima Seiki Manufacturing, Ltd.	2,400	$48,159
Shimadzu Corp.	32,200	1,410,551
Shimamura Co., Ltd.	3,600	335,649
Shimano, Inc.	9,900	2,885,392
Shimizu Corp.	66,600	497,273
Shin-Etsu Chemical Co., Ltd.	46,600	7,844,889
Shin-Etsu Polymer Co., Ltd.	10,100	94,126
Shinko Electric Industries Co., Ltd.	7,800	257,710
Shinmaywa Industries, Ltd.	5,600	46,506
Shinsei Bank, Ltd. (c)	18,300	306,063
Shionogi & Co., Ltd.	33,800	2,307,108
Ship Healthcare Holdings, Inc.	9,200	236,372
Shiseido Co., Ltd.	53,000	3,553,160
Shizuoka Bank, Ltd. (c)	54,600	447,478
Shizuoka Gas Co., Ltd.	8,100	97,413
SHO-BOND Holdings Co., Ltd.	4,400	194,475
Shochiku Co., Ltd. (b)	900	105,773
Shoei Co., Ltd.	3,200	144,012
Shoei Foods Corp.	2,300	88,670
Showa Denko KK	22,400	543,693
Showa Sangyo Co., Ltd.	2,400	59,875
Siix Corp.	3,200	34,223
Sinko Industries, Ltd.	3,500	66,571
SKY Perfect JSAT Holdings, Inc.	14,300	54,662
Skylark Holdings Co., Ltd. (b)	27,700	405,710
SMC Corp.	7,600	4,729,817
SMS Co., Ltd.	10,300	374,280
Snow Peak, Inc. (c)	1,600	69,586
Sodick Co., Ltd.	9,700	78,756
Softbank Corp.	379,100	5,129,506
SoftBank Group Corp.	191,600	11,043,874
Sohgo Security Services Co., Ltd.	10,700	479,832
Sojitz Corp.	29,420	479,292
Solasto Corp.	6,300	84,679
Sompo Holdings, Inc.	43,100	1,865,201
Sony Group Corp.	165,500	18,327,478
Sosei Group Corp. (b)	13,900	235,354
SOSiLA Logistics REIT, Inc.	112	166,032
Sotetsu Holdings, Inc.	8,500	168,481
S-Pool, Inc.	7,200	66,824
Square Enix Holdings Co., Ltd.	10,600	565,103
SRE Holdings Corp. (b)	800	56,604
Stanley Electric Co., Ltd.	15,000	377,922
Star Asia Investment Corp. REIT	164	84,069
Star Micronics Co., Ltd.	4,800	66,325
Starts Corp., Inc.	2,800	66,459
Starts Proceed Investment Corp. REIT	62	137,607
Starzen Co., Ltd.	3,400	66,077

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Strike Co., Ltd.	1,300	$48,926
Subaru Corp.	82,700	1,524,438
Sugi Holdings Co., Ltd.	4,200	305,437
SUMCO Corp.	33,800	672,637
Sumitomo Bakelite Co., Ltd.	3,700	170,487
Sumitomo Chemical Co., Ltd.	185,100	958,304
Sumitomo Corp.	149,800	2,104,926
Sumitomo Dainippon Pharma Co., Ltd.	24,100	429,683
Sumitomo Densetsu Co., Ltd.	1,800	37,414
Sumitomo Electric Industries, Ltd.	99,600	1,321,124
Sumitomo Forestry Co., Ltd.	14,000	265,241
Sumitomo Heavy Industries, Ltd.	13,700	356,152
Sumitomo Metal Mining Co., Ltd.	33,400	1,204,733
Sumitomo Mitsui Construction Co., Ltd.	14,000	62,248
Sumitomo Mitsui Financial Group, Inc.	169,700	5,954,957
Sumitomo Mitsui Trust Holdings, Inc.	44,700	1,535,605
Sumitomo Osaka Cement Co., Ltd.	2,900	80,521
Sumitomo Realty & Development Co., Ltd.	40,900	1,491,190
Sumitomo Rubber Industries, Ltd.	21,500	272,099
Sumitomo Seika Chemicals Co., Ltd.	2,400	77,752
Sumitomo Warehouse Co., Ltd.	5,100	83,079
Sun Corp.	1,600	40,324
Sun Frontier Fudousan Co., Ltd.	5,800	57,722
Sundrug Co., Ltd.	8,900	270,804
Suntory Beverage & Food, Ltd.	19,500	806,350
Suruga Bank, Ltd. (c)	13,500	50,044
Suzuken Co., Ltd.	8,200	239,285
Suzuki Motor Corp.	49,100	2,188,235
Sysmex Corp.	22,200	2,750,509
Systena Corp.	7,300	146,564
T Hasegawa Co., Ltd.	4,000	95,006
T&D Holdings, Inc.	73,300	1,002,997
Tachi-S Co., Ltd.	9,800	110,798
Tadano, Ltd.	8,800	92,227
Taihei Dengyo Kaisha, Ltd.	3,100	78,074
Taiheiyo Cement Corp.	17,900	368,897
Taikisha, Ltd.	3,300	98,941
Taisei Corp.	26,300	840,584
Taisho Pharmaceutical Holdings Co., Ltd.	5,700	331,412
Taiyo Holdings Co., Ltd.	3,200	81,031
Taiyo Yuden Co., Ltd.	14,500	847,192
Security Description	Shares	Value
Takamatsu Construction Group Co., Ltd.	1,300	$23,474
Takara Bio, Inc.	5,600	157,393
Takara Holdings, Inc.	17,700	254,482
Takara Leben Co., Ltd.	21,500	61,914
Takara Leben Real Estate Investment Corp. REIT	85	82,889
Takara Standard Co., Ltd.	3,300	47,799
Takasago International Corp.	2,900	77,135
Takasago Thermal Engineering Co., Ltd.	4,000	75,499
Takashimaya Co., Ltd.	14,800	164,350
Takeda Pharmaceutical Co., Ltd.	207,838	6,837,870
Takeuchi Manufacturing Co., Ltd.	3,500	80,405
Takuma Co., Ltd.	6,200	86,031
Tamron Co., Ltd.	2,900	68,596
Tamura Corp. (c)	13,300	86,768
Tatsuta Electric Wire and Cable Co., Ltd.	19,100	91,189
TBS Holdings, Inc.	5,200	79,258
TDK Corp.	52,000	1,870,556
TechMatrix Corp. (c)	3,200	57,648
TechnoPro Holdings, Inc.	13,200	395,974
Teijin, Ltd.	22,100	313,337
Teikoku Sen-I Co., Ltd.	4,100	74,094
Tenma Corp.	3,800	90,558
Terumo Corp.	85,400	4,022,327
T-Gaia Corp.	1,700	30,101
THK Co., Ltd.	14,500	317,387
TIS, Inc.	31,700	863,052
TKC Corp.	3,000	94,037
Toagosei Co., Ltd.	9,600	111,123
Tobu Railway Co., Ltd.	26,700	717,114
TOC Co., Ltd.	8,700	51,141
Tocalo Co., Ltd.	8,100	97,962
Toda Corp.	27,100	188,747
Toei Animation Co., Ltd. (c)	1,700	312,821
Toei Co., Ltd.	800	157,503
Toho Bank, Ltd.	30,200	57,648
Toho Co., Ltd.	15,900	747,190
Toho Gas Co., Ltd.	8,500	368,770
Toho Holdings Co., Ltd.	11,800	191,178
Tohoku Electric Power Co., Inc.	49,200	360,770
Tokai Carbon Co., Ltd.	21,000	267,779
Tokai Corp.	2,300	45,015
TOKAI Holdings Corp.	8,800	70,532
Tokai Rika Co., Ltd.	4,700	67,078
Tokai Tokyo Financial Holdings, Inc.	20,900	75,274
Token Corp.	1,100	97,081
Tokio Marine Holdings, Inc.	83,000	4,438,049
Tokushu Tokai Paper Co., Ltd.	2,000	80,323
Tokuyama Corp.	7,000	133,209

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tokyo Century Corp.	5,200	$292,023
Tokyo Electric Power Co. Holdings, Inc. (b)	186,700	530,255
Tokyo Electron, Ltd.	19,600	8,637,129
Tokyo Gas Co., Ltd.	46,200	857,499
Tokyo Ohka Kogyo Co., Ltd.	3,400	207,123
Tokyo Seimitsu Co., Ltd.	4,000	163,755
Tokyo Steel Manufacturing Co., Ltd. (c)	15,900	162,846
Tokyo Tatemono Co., Ltd.	22,600	357,022
Tokyotokeiba Co., Ltd.	1,600	62,533
Tokyu Construction Co., Ltd.	9,200	64,335
Tokyu Corp.	61,600	912,061
Tokyu Fudosan Holdings Corp.	73,800	453,063
Tokyu REIT, Inc.	95	157,117
TOMONY Holdings, Inc.	28,300	83,012
Tomy Co., Ltd.	8,100	82,420
Tonami Holdings Co., Ltd.	1,700	76,329
Topcon Corp.	11,200	194,286
Toppan Forms Co., Ltd.	4,000	36,528
TOPPAN, INC.	31,600	534,444
Topre Corp.	2,800	32,985
Toray Industries, Inc.	191,100	1,211,238
Toridoll Holdings Corp. (c)	4,700	118,103
Tosei Corp.	5,700	61,216
Toshiba Corp.	53,000	2,225,227
Toshiba TEC Corp.	2,300	97,099
Tosoh Corp.	37,100	670,629
Totetsu Kogyo Co., Ltd.	2,900	63,836
TOTO, Ltd.	19,200	911,945
Towa Pharmaceutical Co., Ltd.	2,800	79,189
Toyo Construction Co., Ltd.	16,800	87,706
Toyo Gosei Co., Ltd.	500	66,434
Toyo Ink SC Holdings Co., Ltd.	4,100	76,884
Toyo Seikan Group Holdings, Ltd. (c)	16,600	193,660
Toyo Suisan Kaisha, Ltd.	10,700	472,604
Toyo Tire Corp.	13,400	238,231
Toyobo Co., Ltd.	7,200	89,608
Toyoda Gosei Co., Ltd.	7,100	141,652
Toyota Boshoku Corp.	8,800	155,281
Toyota Industries Corp.	18,700	1,534,773
Toyota Motor Corp.	1,391,140	24,724,276
Toyota Tsusho Corp.	28,200	1,181,241
Trancom Co., Ltd.	1,300	94,835
Transcosmos, Inc.	2,100	68,403
Trend Micro, Inc.	16,600	922,103
Tri Chemical Laboratories, Inc.	2,000	60,308
Trusco Nakayama Corp.	4,700	121,548
TS Tech Co., Ltd.	11,600	148,675
Tsubaki Nakashima Co., Ltd.	4,800	67,644
Tsubakimoto Chain Co.	2,700	83,210
Tsugami Corp.	4,400	66,177
Security Description	Shares	Value
Tsukishima Kikai Co., Ltd.	5,200	$54,291
Tsumura & Co.	6,000	191,235
Tsuruha Holdings, Inc.	4,800	590,461
Tsurumi Manufacturing Co., Ltd.	1,400	21,919
TV Asahi Holdings Corp.	1,900	29,600
UACJ Corp. (b)	3,400	88,813
Ube Industries, Ltd.	10,800	210,633
Uchida Yoko Co., Ltd.	2,700	131,118
Ulvac, Inc.	7,900	448,718
Unicharm Corp.	53,800	2,378,003
Union Tool Co.	2,400	84,309
Unipres Corp. (c)	3,300	26,984
United Arrows, Ltd.	2,300	44,990
United Super Markets Holdings, Inc.	5,500	54,057
United Urban Investment Corp. REIT	426	574,323
Universal Entertainment Corp. (b)(c)	2,100	47,098
Usen-Next Holdings Co., Ltd.	5,600	174,435
Ushio, Inc.	13,700	256,098
USS Co., Ltd.	31,000	526,368
UT Group Co., Ltd.	3,200	95,311
Uzabase, Inc. (b)(c)	2,500	54,151
V Technology Co., Ltd. (c)	900	35,767
Valor Holdings Co., Ltd.	4,500	96,971
ValueCommerce Co., Ltd.	1,500	63,886
V-Cube, Inc. (c)	2,000	28,020
Vector, Inc.	3,200	33,006
Vision, Inc. (b)	2,300	32,141
VT Holdings Co., Ltd.	20,000	97,888
Wacoal Holdings Corp.	7,800	164,900
Wacom Co., Ltd.	24,300	154,141
Wakita & Co., Ltd.	7,000	67,864
WDB Holdings Co., Ltd. (c)	2,600	82,260
WealthNavi, Inc. (b)(c)	2,800	85,579
Welcia Holdings Co., Ltd.	14,200	510,521
West Holdings Corp.	2,210	97,024
West Japan Railway Co.	27,900	1,398,931
World Co., Ltd. (b)(c)	3,100	41,204
Xebio Holdings Co., Ltd.	7,300	73,892
Yakult Honsha Co., Ltd.	15,900	802,855
YAKUODO Holdings Co., Ltd.	3,100	67,267
YAMABIKO Corp.	6,300	69,408
Yamada Holdings Co., Ltd.	83,200	348,528
Yamaguchi Financial Group, Inc.	23,900	141,605
Yamaha Corp.	18,200	1,141,945
Yamaha Motor Co., Ltd.	38,400	1,066,367
YA-MAN, Ltd. (c)	3,100	37,513
Yamashin-Filter Corp. (c)	8,400	49,195
Yamato Holdings Co., Ltd.	36,200	913,936
Yamato Kogyo Co., Ltd.	7,700	245,983
Yamazaki Baking Co., Ltd. (c)	13,900	241,124
Yamazen Corp.	8,300	79,421

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Yaoko Co., Ltd.	1,700	$104,340
Yaskawa Electric Corp.	32,500	1,556,686
Yellow Hat, Ltd.	4,700	81,780
Yodogawa Steel Works, Ltd.	1,700	36,969
Yokogawa Bridge Holdings Corp.	3,400	73,852
Yokogawa Electric Corp.	28,100	488,878
Yokohama Reito Co., Ltd.	11,000	86,982
Yokohama Rubber Co., Ltd.	13,600	243,463
Yokowo Co., Ltd.	1,700	38,078
Yonex Co., Ltd.	14,000	96,848
Yoshinoya Holdings Co., Ltd. (b)	7,000	141,047
Yuasa Trading Co., Ltd.	3,200	86,320
Z Holdings Corp.	357,000	2,279,086
Zenkoku Hosho Co., Ltd.	5,900	287,187
Zenrin Co., Ltd.	3,600	34,468
Zensho Holdings Co., Ltd. (c)	10,700	264,763
Zeon Corp.	15,600	219,052
ZERIA Pharmaceutical Co., Ltd. (c)	2,600	47,689
ZIGExN Co., Ltd.	13,400	48,959
Zojirushi Corp. (c)	5,000	79,820
ZOZO, Inc.	15,200	568,039
Zuken, Inc.	1,600	58,191
		650,662,639
JERSEY — 0.0% (a)
Sanne Group PLC	16,863	205,317
JORDAN — 0.0% (a)
Hikma Pharmaceuticals PLC	20,922	688,736
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC	110,000	358,241
Boubyan Bank KSCP (b)	105,000	267,374
Boubyan Petrochemicals Co. KSCP	46,160	137,745
Gulf Bank KSCP	163,000	128,397
Humansoft Holding Co. KSC	9,000	98,635
Kuwait Finance House KSCP	530,401	1,445,589
Mabanee Co. KPSC	62,540	159,422
Mobile Telecommunications Co. KSCP	231,000	457,945
National Bank of Kuwait SAKP	829,879	2,622,264
Qurain Petrochemical Industries Co.	69,572	87,426
		5,763,038
LIECHTENSTEIN — 0.0% (a)
Implantica AG SDR (b)	2,687	28,150
Liechtensteinische Landesbank AG	1,120	63,094
		91,244
LUXEMBOURG — 0.2%
APERAM SA	7,578	420,326
Security Description	Shares	Value
ArcelorMittal SA	92,007	$2,818,033
B&S Group Sarl (d)	3,050	28,350
Eurofins Scientific SE	17,211	2,210,891
Global Fashion Group SA (b)	11,973	133,419
Reinet Investments SCA	17,664	332,405
SES SA	59,192	528,040
		6,471,464
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (b)	285,000	1,462,344
MECOM Power and Construction, Ltd. (c)	168,000	74,541
MGM China Holdings, Ltd. (b)(c)	141,200	87,904
Sands China, Ltd. (b)	301,600	617,225
SJM Holdings, Ltd. (b)(c)	213,000	144,771
Wynn Macau, Ltd. (b)(c)	179,600	151,132
		2,537,917
MALAYSIA — 0.4%
AirAsia Group Bhd (b)	140,400	35,213
Alliance Bank Malaysia Bhd	140,600	86,187
AMMB Holdings Bhd (b)	222,900	169,311
Axiata Group Bhd	293,811	273,256
Axis Real Estate Investment Trust	123,660	56,122
Bank Islam (b)	59,500	42,879
Berjaya Sports Toto Bhd	115,544	56,578
Bermaz Auto Bhd	173,300	65,818
British American Tobacco Malaysia Bhd	23,500	79,260
Bursa Malaysia Bhd	88,900	156,881
Cahya Mata Sarawak Bhd	16,000	4,791
Carlsberg Brewery Malaysia Bhd Class B	17,500	93,634
CIMB Group Holdings Bhd	821,285	933,955
D&O Green Technologies Bhd	50,200	67,900
Dialog Group Bhd	573,500	326,590
DiGi.Com Bhd	429,800	455,122
DRB-Hicom Bhd	96,700	37,881
Fraser & Neave Holdings Bhd	28,600	182,249
Frontken Corp. Bhd	92,850	79,459
Gamuda Bhd (b)	187,959	135,138
Genting Bhd	260,800	313,969
Genting Malaysia Bhd	363,100	259,395
Genting Plantations Bhd	24,900	40,742
Globetronics Technology Bhd	140,900	68,975
Greatech Technology Bhd (b)	38,300	64,547
HAP Seng Consolidated Bhd	67,500	127,551
Hartalega Holdings Bhd	224,200	329,351
Heineken Malaysia Bhd	18,500	102,078
Hong Leong Bank Bhd	92,132	415,931
Hong Leong Financial Group Bhd	24,000	104,909

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
IGB Real Estate Investment Trust	237,700	$95,954
IHH Healthcare Bhd	234,400	375,130
IJM Corp. Bhd	331,300	142,620
Inari Amertron Bhd	324,400	283,799
IOI Corp. Bhd	323,900	291,676
IOI Properties Group Bhd	371,500	106,485
Kossan Rubber Industries	156,300	86,242
KPJ Healthcare Bhd	237,200	65,724
Kuala Lumpur Kepong Bhd	52,869	254,084
Magnum Bhd	110,393	53,792
Malakoff Corp. Bhd	123,000	23,945
Malayan Banking Bhd	638,543	1,227,821
Malaysia Airports Holdings Bhd (b)	119,624	196,729
Malaysian Pacific Industries Bhd	23,900	257,982
Maxis Bhd	258,800	289,925
Mega First Corp. BHD	55,600	48,816
Mi Technovation Bhd	17,800	15,785
MISC Bhd	163,800	269,160
My EG Services Bhd	424,990	93,101
Nestle Malaysia Bhd	15,100	478,997
Pavilion Real Estate Investment Trust	207,000	70,211
Pentamaster Corp. Bhd	53,300	69,692
Petronas Chemicals Group Bhd	302,100	627,796
Petronas Dagangan Bhd	50,900	231,836
Petronas Gas Bhd	126,100	506,629
PPB Group Bhd	104,780	459,515
Press Metal Aluminium Holdings Bhd	395,100	541,711
Public Bank Bhd	1,933,600	1,879,793
QL Resources Bhd	133,950	172,137
RHB Bank Bhd	266,482	346,500
Sapura Energy Bhd (b)	266,700	7,207
Scientex Bhd	74,400	81,215
Serba Dinamik Holdings Bhd	144,900	11,074
Sime Darby Bhd	350,035	189,796
Sime Darby Plantation Bhd	229,843	196,546
Sime Darby Property Bhd	142,535	22,300
SKP Resources Bhd	339,125	147,346
SP Setia Bhd Group (b)	134,214	39,278
Sunway Bhd	241,400	97,448
Sunway Real Estate Investment Trust	264,700	88,306
Supermax Corp. Bhd	387,360	221,137
Syarikat Takaful Malaysia Keluarga Bhd	36,789	37,084
Telekom Malaysia Bhd	138,403	188,317
Tenaga Nasional Bhd	298,900	689,776
TIME dotCom Bhd	123,300	134,006
Top Glove Corp. Bhd	694,500	477,764
United Plantations Bhd	8,900	29,082
UWC Bhd	40,400	57,521
ViTrox Corp. Bhd	35,300	168,499
Security Description	Shares	Value
VS Industry Bhd	444,000	$168,125
Westports Holdings Bhd	139,500	149,946
Yinson Holdings Bhd	70,700	93,051
YTL Corp. Bhd	471,800	68,744
		18,092,827
MALTA — 0.0% (a)
Kambi Group PLC (b)	4,950	118,027
Kindred Group PLC SDR	30,159	452,567
Media and Games Invest SE (b)	11,300	65,244
		635,838
MEXICO — 0.5%
Alpek SAB de CV	82,700	94,557
Alsea SAB de CV (b)	104,100	210,840
America Movil SAB de CV Series L	4,498,500	3,998,277
Arca Continental SAB de CV	60,900	373,146
Axtel SAB de CV (b)	176,300	42,735
Banco del Bajio SA (d)	139,700	265,195
Becle SAB de CV	73,300	159,912
Bolsa Mexicana de Valores SAB de CV	72,200	139,589
Cemex SAB de CV Series CPO (b)	1,983,964	1,437,914
Coca-Cola Femsa SAB de CV	73,840	418,071
Concentradora Fibra Danhos SA de CV REIT	88,800	110,003
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	91,600	201,752
Corp. Inmobiliaria Vesta SAB de CV	92,700	163,340
Fibra Uno Administracion SA de CV REIT	400,800	456,508
Fomento Economico Mexicano SAB de CV	254,900	2,223,745
GCC SAB de CV	23,900	179,909
Genomma Lab Internacional SAB de CV Class B (b)	135,200	128,919
Gentera SAB de CV (b)	169,400	98,864
Gruma SAB de CV Class B	29,710	341,720
Grupo Aeroportuario del Centro Norte SAB de CV (b)	30,354	178,863
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	49,900	582,905
Grupo Aeroportuario del Sureste SAB de CV Class B	26,795	503,137
Grupo Bimbo SAB de CV Class A	210,500	594,681
Grupo Carso SAB de CV Series A1	72,300	248,842

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Grupo Comercial Chedraui SA de CV	58,995	$101,768
Grupo Financiero Banorte SAB de CV Series O	340,100	2,194,605
Grupo Financiero Inbursa SAB de CV Series O (b)	293,600	276,387
Grupo Herdez SAB de CV	50,857	103,425
Grupo Mexico SAB de CV Class B	408,100	1,636,611
Grupo Rotoplas SAB de CV (b)	35,677	45,064
Grupo Televisa SAB Series CPO	307,700	681,764
Grupo Traxion SAB de CV (b)(d)	35,600	59,869
Industrias Penoles SAB de CV (b)	17,920	212,219
Kimberly-Clark de Mexico SAB de CV Class A	195,500	323,446
La Comer SAB de CV	67,600	114,704
Macquarie Mexico Real Estate Management SA de CV REIT (d)	141,200	169,417
Megacable Holdings SAB de CV	45,900	140,976
Nemak SAB de CV (b)(d)	445,785	113,917
Orbia Advance Corp. SAB de CV	151,257	389,545
PLA Administradora Industrial S de RL de CV REIT	130,200	191,265
Prologis Property Mexico SA de CV REIT	65,714	143,362
Promotora y Operadora de Infraestructura SAB de CV	28,660	199,600
Qualitas Controladora SAB de CV	31,100	143,189
Regional SAB de CV	39,500	228,412
Telesites SAB de CV (b)(c)	193,400	168,505
Wal-Mart de Mexico SAB de CV	686,600	2,343,754
		23,135,228
MONGOLIA — 0.0% (a)
Turquoise Hill Resources, Ltd. (b)	17,270	255,332
NETHERLANDS — 3.1%
Aalberts NV	13,744	793,727
ABN AMRO Bank NV (b)(d)	58,332	842,013
Accell Group NV (b)	2,918	129,693
Adyen NV (b)(d)	2,603	7,280,096
Aegon NV	229,727	1,186,430
Akzo Nobel NV	25,334	2,769,544
Alfen Beheer B.V. (b)(d)	2,546	268,872
AMG Advanced Metallurgical Group NV (c)	3,429	111,051
Arcadis NV	8,440	421,778
Argenx SE (b)	5,884	1,778,965
ASM International NV	6,305	2,470,433
Security Description	Shares	Value
ASML Holding NV	54,998	$41,107,991
ASR Nederland NV	19,379	886,958
Basic-Fit NV (b)(d)	6,100	279,936
BE Semiconductor Industries NV	8,499	676,493
Boskalis Westminster	9,394	286,114
Brack Capital Properties NV (b)	593	63,805
Brunel International NV	2,457	28,861
CM.com NV (b)	1,086	45,962
Corbion NV	6,818	329,587
Eurocommercial Properties NV	4,340	92,770
Euronext NV (d)	10,143	1,148,486
EXOR NV	14,072	1,181,495
Fastned B.V. (b)(c)	521	32,963
Flow Traders (d)	4,195	161,995
ForFarmers NV	3,364	16,862
Fugro NV (b)	12,716	133,349
Heineken Holding NV	15,560	1,355,603
Heineken NV (c)	34,343	3,586,401
IMCD NV	7,681	1,470,751
ING Groep NV (c)	514,195	7,479,498
Intertrust NV (b)(d)	10,856	162,675
JDE Peet's NV	8,626	257,925
Koninklijke Ahold Delhaize NV	138,198	4,604,119
Koninklijke BAM Groep NV (b)	33,584	106,876
Koninklijke DSM NV	23,096	4,621,036
Koninklijke KPN NV	427,087	1,344,636
Koninklijke Philips NV	120,221	5,343,813
Koninklijke Vopak NV	8,312	327,683
Meltwater Holding B.V. (b)	16,118	76,442
NN Group NV	37,772	1,979,607
NSI NV REIT	2,346	87,005
OCI NV (b)	12,124	358,371
Pharming Group NV (b)(c)	79,859	75,350
PostNL NV	58,901	284,347
Randstad NV (c)	16,263	1,095,507
Royal Dutch Shell PLC Class A	539,018	11,995,769
Royal Dutch Shell PLC Class B	487,287	10,804,241
SBM Offshore NV	18,253	325,586
Shop Apotheke Europe NV (b)(d)	1,829	270,688
SIF Holding NV	5,076	85,772
Signify NV (d)	15,907	796,663
Sligro Food Group NV (b)	2,866	78,241
TKH Group NV	4,681	262,244
TomTom NV (b)(c)	6,283	49,808
Universal Music Group NV (b)	100,137	2,682,583
Van Lanschot Kempen NV ADR	3,795	117,212
Vastned Retail NV REIT	2,401	64,563

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Wereldhave NV REIT (c)	3,096	$44,009
Wolters Kluwer NV	35,426	3,756,977
		130,478,230
NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (b)(c)	92,036	407,235
Air New Zealand, Ltd. (b)	39,625	44,424
Argosy Property, Ltd.	77,761	86,523
Auckland International Airport, Ltd. (b)	155,138	833,319
Chorus, Ltd.	59,266	269,481
Contact Energy, Ltd.	91,772	532,206
Fisher & Paykel Healthcare Corp., Ltd.	71,432	1,570,058
Fletcher Building, Ltd.	97,048	480,439
Genesis Energy, Ltd.	64,668	146,994
Goodman Property Trust REIT	137,939	229,431
Infratil, Ltd.	90,787	498,278
Kiwi Property Group, Ltd.	146,941	116,719
Mercury NZ, Ltd.	84,420	377,287
Meridian Energy, Ltd.	158,799	536,634
Oceania Healthcare, Ltd. (c)	176,858	180,666
Precinct Properties New Zealand, Ltd.	115,966	134,190
Pushpay Holdings, Ltd. (b)	141,424	179,310
Restaurant Brands New Zealand, Ltd. (b)	2,885	31,426
Ryman Healthcare, Ltd.	49,434	514,018
SKYCITY Entertainment Group, Ltd.	116,799	257,836
Spark New Zealand, Ltd.	225,761	742,188
Summerset Group Holdings, Ltd.	23,813	248,858
Synlait Milk, Ltd. (b)(c)	12,214	31,344
Xero, Ltd. (b)	16,991	1,665,919
Z Energy, Ltd.	93,478	220,268
		10,335,051
NIGERIA — 0.0% (a)
Airtel Africa PLC (d)	191,753	257,775
NORWAY — 0.5%
Aker ASA Class A	4,585	360,939
Aker Carbon Capture ASA (b)	31,389	97,966
Aker Horizons Holding A/S (b)	15,027	56,792
Aker Solutions ASA (b)	30,324	66,904
Atea ASA (b)	13,837	239,672
Austevoll Seafood ASA	20,148	238,933
Bank Norwegian ASA	13,593	162,725
Bonheur ASA	2,172	75,641
Borregaard ASA	15,205	369,368
BW Offshore, Ltd. (c)	10,003	32,265
Crayon Group Holding ASA (b)(d)	7,062	132,517
DNB Bank ASA	120,351	2,740,060
DNO ASA (b)	50,331	57,220
Security Description	Shares	Value
Elkem ASA (b)(d)	56,997	$246,163
Entra ASA (d)	19,912	427,700
Equinor ASA	126,443	3,220,153
Europris ASA (d)	25,386	168,340
Fjordkraft Holding ASA (d)	25,293	140,382
FLEX LNG, Ltd.	7,577	134,950
Frontline, Ltd. (b)	14,558	132,465
Gjensidige Forsikring ASA	25,876	573,926
Golden Ocean Group, Ltd.	16,039	168,032
Grieg Seafood ASA (b)	5,761	54,117
Hexagon Composites ASA (b)	10,297	36,242
Hexagon Purus ASA (b)	1,169	3,821
Kahoot! ASA (b)(c)	30,254	216,828
Kongsberg Gruppen ASA	9,862	275,437
Leroy Seafood Group ASA	48,893	404,724
LINK Mobility Group Holding ASA (b)	20,121	78,100
Mowi ASA	56,868	1,446,904
NEL ASA (b)(c)	161,271	237,828
Nordic Semiconductor ASA (b)	21,380	636,917
Norsk Hydro ASA	179,598	1,342,438
Norway Royal Salmon ASA	1,213	24,901
Ocean Yield ASA	29,146	137,028
Orkla ASA	101,937	936,937
Pexip Holding ASA (b)	7,600	61,421
Protector Forsikring ASA	9,425	95,014
Quantafuel ASA (b)(c)	14,531	41,518
Salmar ASA	7,329	487,016
Sbanken ASA (d)	8,291	95,739
Scatec ASA (d)	13,666	254,388
Schibsted ASA Class A	11,760	559,020
Schibsted ASA Class B	12,003	511,237
Selvaag Bolig ASA	6,732	42,030
SpareBank 1 Nord Norge	9,611	105,257
SpareBank 1 Oestlandet	3,686	54,725
SpareBank 1 SMN	20,154	299,681
SpareBank 1 SR-Bank ASA	19,475	270,319
Stolt-Nielsen, Ltd.	2,737	38,387
Storebrand ASA	73,126	697,168
Telenor ASA	90,531	1,525,999
TGS ASA	12,760	135,163
Tomra Systems ASA	14,592	764,432
Vaccibody A/S (b)	15,838	122,832
Veidekke ASA	12,424	152,093
Wallenius Wilhelmsen ASA (b)	67,834	254,419
XXL ASA (d)	14,987	28,294
		22,271,487
PAKISTAN — 0.0% (a)
Bank Alfalah, Ltd.	325,000	61,755
Engro Corp., Ltd.	30,429	50,000
Fauji Fertilizer Co., Ltd.	21,639	12,972
Habib Bank, Ltd.	107,640	69,136
Hub Power Co. Ltd	184,163	79,539

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Lucky Cement, Ltd. (b)	13,293	$56,320
Mari Petroleum Co., Ltd.	1,240	11,314
MCB Bank, Ltd.	78,656	69,619
Millat Tractors, Ltd.	6,581	41,484
Pakistan Oilfields, Ltd.	24,150	53,244
Pakistan Petroleum, Ltd.	38,346	16,821
Pakistan State Oil Co., Ltd.	58,500	69,063
United Bank, Ltd.	100,000	69,510
		660,777
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)(c)	25,300	171,028
Credicorp, Ltd.	8,500	942,990
Hochschild Mining PLC	31,281	56,096
Intercorp Financial Services, Inc.	5,900	131,747
Southern Copper Corp.	10,800	606,312
		1,908,173
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	274,520	261,550
AC Energy Corp.	475,500	105,149
Alliance Global Group, Inc.	450,900	90,967
Ayala Corp.	38,170	611,348
Ayala Land, Inc.	1,138,900	747,954
Bank of the Philippine Islands	280,727	448,250
BDO Unibank, Inc.	264,903	573,743
Bloomberry Resorts Corp. (b)	323,200	37,636
Cebu Air, Inc. (b)	4,500	3,427
Century Pacific Food, Inc.	38,000	19,935
Cosco Capital, Inc.	131,800	12,977
DMCI Holdings, Inc.	200,500	27,837
DoubleDragon Properties Corp.	41,100	8,267
Filinvest Land, Inc.	726,000	15,656
Globe Telecom, Inc.	3,345	195,677
GT Capital Holdings, Inc.	10,147	101,071
International Container Terminal Services, Inc.	126,160	482,282
JG Summit Holdings, Inc.	414,050	527,607
Jollibee Foods Corp.	43,490	174,778
Manila Electric Co.	46,840	272,862
Manila Water Co., Inc. (b)	83,400	30,377
Megaworld Corp.	1,365,000	76,238
Metro Pacific Investments Corp.	1,265,000	90,191
Metropolitan Bank & Trust Co.	261,986	224,023
PLDT, Inc.	11,065	364,423
Puregold Price Club, Inc.	253,980	221,367
Robinsons Land Corp.	212,444	66,376
Robinsons Retail Holdings, Inc.	77,600	78,802
Security Bank Corp.	36,670	75,934
SM Investments Corp.	35,195	683,063
SM Prime Holdings, Inc.	1,345,100	860,167
Security Description	Shares	Value
Universal Robina Corp.	136,620	$363,981
Vista Land & Lifescapes, Inc.	108,000	7,376
		7,861,291
POLAND — 0.2%
Alior Bank SA (b)	13,668	147,954
Allegro.eu SA (b)(d)	39,386	573,744
Asseco Poland SA	9,859	217,475
Bank Handlowy w Warszawie SA	5,365	60,952
Bank Millennium SA (b)	64,815	110,004
Bank Polska Kasa Opieki SA	22,500	582,505
Budimex SA	1,698	128,486
CCC SA (b)	4,227	128,763
CD Projekt SA	9,403	454,063
Celon Pharma SA	1,053	9,943
Ciech SA	2,728	28,508
Cyfrowy Polsat SA	37,773	338,423
Dino Polska SA (b)(d)	6,385	534,113
Enea SA (b)	20,497	47,733
Eurocash SA	12,734	36,271
Grupa Azoty SA (b)	4,618	32,560
Grupa Lotos SA (b)	9,763	144,879
InPost SA (b)	25,325	420,446
Jastrzebska Spolka Weglowa SA (b)	9,529	133,102
KGHM Polska Miedz SA	23,461	925,557
KRUK SA	1,586	129,716
LiveChat Software SA	2,013	53,934
LPP SA	134	499,389
mBank SA (b)	1,631	168,884
Mercator Medical SA (b)	458	17,126
Neuca SA	233	52,981
Orange Polska SA (b)	73,562	148,745
PGE Polska Grupa Energetyczna SA (b)	97,366	217,930
PlayWay SA	89	10,034
Polski Koncern Naftowy ORLEN SA	37,992	783,920
Polskie Gornictwo Naftowe i Gazownictwo SA	242,842	395,274
Powszechna Kasa Oszczednosci Bank Polski SA (b)	112,337	1,191,168
Powszechny Zaklad Ubezpieczen SA	85,657	784,778
Santander Bank Polska SA (b)	4,344	328,377
Tauron Polska Energia SA (b)	97,650	82,128
TEN Square Games SA	433	57,406
Warsaw Stock Exchange	6,425	67,142
X-Trade Brokers Dom Maklerski SA (c)(d)	6,081	21,545
		10,065,958
PORTUGAL — 0.1%
Altri SGPS SA	8,438	52,368

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Banco Comercial Portugues SA Class R (b)(c)	944,985	$171,650
Corticeira Amorim SGPS SA	4,689	64,169
CTT-Correios de Portugal SA	13,428	72,402
EDP - Energias de Portugal SA	344,946	1,812,980
Galp Energia SGPS SA	62,287	707,821
Jeronimo Martins SGPS SA	35,009	698,273
Navigator Co. SA	27,308	96,139
NOS SGPS SA	43,721	176,232
REN - Redes Energeticas Nacionais SGPS SA	43,185	127,701
Sonae SGPS SA	99,350	104,779
		4,084,514
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	25,614	138,095
Barwa Real Estate Co.	230,600	198,978
Commercial Bank PQSC	254,403	429,641
Doha Bank QPSC	321,420	252,916
Gulf International Services QSC (b)	149,047	65,326
Industries Qatar QSC	215,487	914,385
Masraf Al Rayan QSC	422,020	519,151
Mesaieed Petrochemical Holding Co.	504,113	311,129
Ooredoo QSC	134,267	270,636
Qatar Aluminium Manufacturing Co.	379,745	191,906
Qatar Electricity & Water Co. QSC	64,414	299,514
Qatar Fuel QSC	55,946	275,658
Qatar Gas Transport Co., Ltd.	386,091	328,087
Qatar Insurance Co. SAQ (b)	269,557	178,051
Qatar International Islamic Bank QSC	85,174	227,427
Qatar Islamic Bank SAQ	132,961	666,448
Qatar National Bank QPSC	545,676	2,870,007
Qatar Navigation QSC	108,821	219,982
United Development Co. QSC	199,242	84,308
Vodafone Qatar QSC	240,260	108,021
		8,549,666
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	63,684	442,507
RUSSIA — 1.0%
Alrosa PJSC (b)	330,200	602,739
Coca-Cola HBC AG (b)	26,610	858,090
Evraz PLC	73,600	584,354
Gazprom PJSC ADR (e)	71,395	705,635
Gazprom PJSC ADR (c)(e)	56,669	563,290
Gazprom PJSC	1,295,250	6,438,434
Inter Rao Use PJSC	5,356,000	342,216
LUKOIL PJSC ADR	6,598	626,640
LUKOIL PJSC	47,888	4,552,929
Security Description	Shares	Value
Magnit PJSC GDR	43,871	$739,701
Mail.Ru Group, Ltd. GDR (b)	17,475	358,564
MMC Norilsk Nickel PJSC	8,181	2,448,512
Mobile TeleSystems PJSC ADR	38,700	373,068
Mobile TeleSystems PJSC	31,200	141,286
Moscow Exchange MICEX (b)	191,435	457,461
Novatek PJSC GDR	11,786	3,085,867
Novolipetskiy Steel PJSC (b)	181,690	541,488
Ozon Holdings PLC ADR (b)	6,439	324,848
Petropavlovsk PLC (b)(c)	278,657	77,099
PhosAgro PJSC GDR	17,592	391,950
Polymetal International PLC	42,911	725,549
Polyus PJSC (b)	3,332	547,604
Polyus PJSC GDR	1,062	86,780
Rosneft Oil Co. PJSC	139,600	1,180,707
Rostelecom PJSC	100,000	124,174
Sberbank of Russia PJSC ADR	34,661	646,204
Sberbank of Russia PJSC	1,266,310	5,918,435
Severstal PAO	25,396	531,123
Sistema PJSC FC GDR	40,100	294,971
Surgutneftegas PJSC Preference Shares	802,100	443,505
Surgutneftegas PJSC	888,900	447,412
Tatneft PJSC ADR	3,048	127,742
Tatneft PJSC	151,038	1,097,741
TCS Group Holding PLC GDR	14,501	1,318,597
VTB Bank PJSC	437,390,000	312,297
X5 Retail Group NV GDR	17,591	568,159
Yandex NV Class A (b)(c)	39,322	3,133,570
		41,718,741
SAUDI ARABIA — 0.9%
Abdullah Al Othaim Markets Co.	1,991	59,772
Advanced Petrochemical Co.	8,106	161,541
Al Hammadi Co. for Development & Investment	20,250	207,591
Al Rajhi Bank	160,514	5,229,654
Al Rajhi Co. for Co-operative Insurance (b)	4,209	105,374
Aldrees Petroleum & Transport Services Co.	6,835	132,848
Alinma Bank	135,098	862,256
Almarai Co. JSC	32,758	505,891
Alujain Holding (b)	7,396	132,563
Arab National Bank	86,792	530,661
Arabian Cement Co.	9,227	101,478
Arriyadh Development Co.	18,294	134,131
Aseer Trading Tourism & Manufacturing Co. (b)	26,480	175,794
Bank AlBilad (b)	53,198	578,072
Bank Al-Jazira	22,911	112,068
Banque Saudi Fransi	80,478	894,748

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	9,718	$386,575
City Cement Co.	6,348	45,020
Co. for Cooperative Insurance	5,049	116,442
Dallah Healthcare Co.	7,407	139,328
Dar Al Arkan Real Estate Development Co. (b)	39,088	106,934
Delivery Hero SE (b)(d)	21,529	2,747,558
Dr Sulaiman Al Habib Medical Services Group Co.	6,029	279,325
Dur Hospitality Co. (b)	12,960	111,090
Eastern Province Cement Co.	9,470	126,117
Emaar Economic City (b)	34,732	123,160
Etihad Etisalat Co.	32,700	272,013
Fawaz Abdulaziz Al Hokair & Co. (b)	11,570	64,163
Herfy Food Services Co.	2,033	34,256
Jarir Marketing Co.	8,648	482,601
Leejam Sports Co. JSC	3,769	105,234
Maharah Human Resources Co.	2,209	48,003
Middle East Healthcare Co. (b)	11,802	119,257
Mobile Telecommunications Co. (b)	51,843	193,511
Mouwasat Medical Services Co.	4,245	204,157
Najran Cement Co.	15,550	93,366
National Agriculture Development Co (b)	20,791	202,328
National Gas & Industrialization Co.	2,926	46,105
National Industrialization Co. (b)	71,502	444,048
National Medical Care Co.	5,781	96,188
National Petrochemical Co.	15,724	209,614
Northern Region Cement Co.	17,439	75,601
Qassim Cement Co.	1,837	40,651
Rabigh Refining & Petrochemical Co. (b)	13,507	100,227
Riyad Bank	157,995	1,137,352
SABIC Agri-Nutrients Co.	25,578	1,175,552
Sahara International Petrochemical Co.	47,084	547,073
Saudi Airlines Catering Co. (b)	4,009	95,664
Saudi Arabian Mining Co. (b)	57,836	1,286,868
Saudi Arabian Oil Co. (d)	278,435	2,670,208
Saudi Basic Industries Corp.	117,929	3,985,176
Saudi British Bank	94,385	834,208
Saudi Cement Co.	5,941	99,473
Saudi Ceramic Co.	2,497	41,350
Saudi Chemical Co. Holding	16,716	182,727
Saudi Co. For Hardware CJSC	5,311	89,491
Security Description	Shares	Value
Saudi Electricity Co.	89,964	$642,946
Saudi Industrial Investment Group	16,632	179,987
Saudi Kayan Petrochemical Co. (b)	124,148	675,320
Saudi National Bank	287,512	4,706,651
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	126,059
Saudi Public Transport Co. (b)	5,953	42,219
Saudi Real Estate Co. (b)	15,161	94,991
Saudi Research & Marketing Group (b)	4,483	193,251
Saudi Telecom Co.	78,619	2,662,067
Saudia Dairy & Foodstuff Co.	534	23,451
Savola Group	34,285	342,786
Seera Group Holding (b)	14,011	81,660
Southern Province Cement Co.	6,007	119,637
United Electronics Co.	5,677	215,003
United International Transportation Co.	1,592	20,991
Yamama Cement Co. (b)	14,880	119,811
Yanbu Cement Co.	10,069	110,332
Yanbu National Petrochemical Co.	35,336	667,976
		40,107,594
SINGAPORE — 0.7%
AEM Holdings, Ltd. (c)	28,400	83,741
AIMS APAC REIT	50,300	53,353
ARA LOGOS Logistics Trust REIT	143,456	97,065
Ascendas India Trust	200,300	210,124
Ascendas Real Estate Investment Trust	436,574	962,426
Ascott Residence Trust	213,617	144,670
BOC Aviation, Ltd. (d)	21,300	177,727
BW LPG, Ltd. (d)	11,460	62,393
CapitaLand China Trust REIT	114,800	104,474
CapitaLand Integrated Commercial Trust REIT	636,629	948,117
Capitaland Investment, Ltd. (b)	357,800	896,081
CDL Hospitality Trusts Stapled Security	95,800	72,796
China Aviation Oil Singapore Corp., Ltd.	29,800	20,659
City Developments, Ltd.	59,600	301,684
ComfortDelGro Corp., Ltd.	297,600	329,085
COSCO Shipping International Singapore Co., Ltd. (b)	128,400	26,292
DBS Group Holdings, Ltd.	236,868	5,249,439
Eagle Hospitality Trust Unit (b)(f)	112,600	—
ESR-REIT	438,108	150,059

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Far East Hospitality Trust Stapled Security	140,900	$64,052
Frasers Centrepoint Trust REIT	148,092	246,504
Frasers Hospitality Trust Stapled Security	135,000	45,245
Frasers Logistics & Commercial Trust REIT	352,339	393,133
Genting Singapore, Ltd.	773,000	407,624
Golden Agri-Resources, Ltd.	774,500	133,466
Haw Par Corp., Ltd.	18,800	159,406
iFAST Corp., Ltd.	23,300	160,452
IGG, Inc.	92,000	85,907
Japfa, Ltd.	47,400	23,748
Kenon Holdings, Ltd.	1,959	80,708
Keppel Corp., Ltd.	188,600	720,319
Keppel DC REIT	180,800	330,064
Keppel Infrastructure Trust	573,500	230,228
Keppel Pacific Oak US REIT	76,700	60,210
Keppel REIT	255,700	199,093
Lendlease Global Commercial REIT	83,600	53,461
Manulife US Real Estate Investment Trust	204,200	142,331
Mapletree Commercial Trust REIT	272,368	412,827
Mapletree Industrial Trust REIT	256,135	523,501
Mapletree Logistics Trust REIT	394,549	589,911
Mapletree North Asia Commercial Trust REIT	285,500	202,937
Nanofilm Technologies International, Ltd.	42,200	128,456
NetLink NBN Trust	426,700	312,542
Olam International, Ltd.	125,925	162,729
OUE Commercial Real Estate Investment Trust	402,200	134,797
OUE, Ltd.	121,100	119,777
Oversea-Chinese Banking Corp., Ltd.	440,711	3,711,655
Parkway Life Real Estate Investment Trust	51,200	175,368
Prime US REIT	43,900	37,510
Raffles Medical Group, Ltd.	112,476	120,453
Riverstone Holdings, Ltd.	100,800	65,666
Sasseur Real Estate Investment Trust	189,800	119,197
SATS, Ltd. (b)(c)	81,900	249,000
Sembcorp Industries, Ltd.	112,700	150,853
Sembcorp Marine, Ltd. (b)	2,436,631	147,722
Sheng Siong Group, Ltd.	81,600	88,615
SIA Engineering Co., Ltd. (b)	26,100	40,251
Singapore Airlines, Ltd. (b)	168,200	619,504
Singapore Exchange, Ltd.	100,900	738,784
Singapore Post, Ltd.	169,600	78,984
Security Description	Shares	Value
Singapore Press Holdings, Ltd. (c)	228,200	$327,213
Singapore Technologies Engineering, Ltd.	204,600	571,214
Singapore Telecommunications, Ltd.	1,068,300	1,923,507
SPH REIT	110,900	76,610
Starhill Global REIT	189,133	86,885
StarHub, Ltd.	54,800	49,056
Suntec Real Estate Investment Trust	238,200	247,917
United Overseas Bank, Ltd.	152,493	2,885,224
UOL Group, Ltd.	55,433	278,789
Venture Corp., Ltd.	36,300	477,186
		29,280,776
SOUTH AFRICA — 1.0%
Absa Group, Ltd.	89,360	905,077
AECI, Ltd.	9,970	70,846
African Rainbow Minerals, Ltd.	12,579	160,704
Anglo American Platinum, Ltd.	6,612	573,264
Anglo American PLC	170,817	5,991,126
Aspen Pharmacare Holdings, Ltd.	50,851	915,724
Astral Foods, Ltd.	3,513	41,196
AVI, Ltd.	41,899	238,249
Barloworld, Ltd.	19,472	159,167
Bid Corp., Ltd. (b)	41,889	898,226
Bidvest Group, Ltd.	39,038	508,571
Capitec Bank Holdings, Ltd.	10,608	1,282,620
Clicks Group, Ltd.	30,812	568,727
Coronation Fund Managers, Ltd.	19,084	63,550
DataTec, Ltd.	40,195	102,591
Dis-Chem Pharmacies, Ltd. (d)	31,283	61,755
Discovery, Ltd. (b)	55,774	510,087
Distell Group Holdings, Ltd. (b)	25,476	321,121
DRDGOLD, Ltd.	44,155	35,577
Equites Property Fund, Ltd. REIT	80,348	110,175
Exxaro Resources, Ltd. (c)	35,745	382,587
FirstRand, Ltd.	661,684	2,837,171
Fortress REIT, Ltd. Class A,	115,468	105,299
Foschini Group, Ltd. (b)	39,788	361,120
Gold Fields, Ltd.	116,348	954,579
Growthpoint Properties, Ltd. REIT	449,654	427,388
Harmony Gold Mining Co., Ltd.	65,321	203,467
Hyprop Investments, Ltd. REIT	36,000	76,929
Impala Platinum Holdings, Ltd. (c)	101,518	1,145,138
Imperial Logistics, Ltd.	47,957	196,992

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Investec PLC	104,608	$446,718
Investec Property Fund, Ltd. REIT	58,715	42,539
Investec, Ltd.	34,578	150,424
JSE, Ltd.	20,858	145,943
KAP Industrial Holdings, Ltd.	705,488	228,363
Kumba Iron Ore, Ltd.	7,387	242,920
Liberty Holdings, Ltd. (b)	15,761	98,473
Life Healthcare Group Holdings, Ltd. (b)	159,853	242,144
Massmart Holdings, Ltd. (b)	12,565	51,922
Momentum Metropolitan Holdings	111,619	154,983
Motus Holdings, Ltd.	19,611	132,656
Mr. Price Group, Ltd.	36,746	491,461
MTN Group, Ltd. (b)	222,265	2,089,565
MultiChoice Group, Ltd.	50,745	385,082
Naspers, Ltd. Class N	28,540	4,721,394
Nedbank Group, Ltd.	50,021	582,032
Netcare, Ltd. (b)	112,609	121,254
Ninety One, Ltd.	17,289	57,929
Northam Platinum Holdings, Ltd. (b)	42,629	508,091
Oceana Group, Ltd.	11,307	50,008
Old Mutual, Ltd. (e)	301,539	332,104
Old Mutual, Ltd. (c)(e)	315,585	342,134
Pick n Pay Stores, Ltd.	40,806	154,599
PSG Group, Ltd.	17,508	86,091
Rand Merchant Investment Holdings, Ltd.	93,114	232,708
Redefine Properties, Ltd. REIT (b)	565,715	171,839
Remgro, Ltd.	69,362	626,310
Resilient REIT, Ltd.	34,728	131,087
Reunert, Ltd.	15,137	47,800
Royal Bafokeng Platinum, Ltd.	14,538	71,729
Sanlam, Ltd.	251,425	1,068,201
Santam, Ltd.	4,350	70,548
Sappi, Ltd. (b)	57,092	151,790
Sasol, Ltd. (b)	74,078	1,405,367
Shoprite Holdings, Ltd.	68,459	813,363
Sibanye Stillwater, Ltd.	352,596	1,071,880
SPAR Group, Ltd.	29,191	381,103
Standard Bank Group, Ltd.	167,091	1,583,703
Steinhoff International Holdings NV (b)	418,971	83,265
Stor-Age Property REIT, Ltd.	43,685	39,754
Super Group, Ltd. (b)	99,955	242,297
Telkom SA SOC, Ltd. (b)	39,144	114,817
Thungela Resources, Ltd. (b)(c)	15,835	98,365
Tiger Brands, Ltd.	25,782	320,917
Transaction Capital, Ltd.	95,406	261,328
Truworths International, Ltd.	45,425	168,174
Vodacom Group, Ltd.	86,903	832,005
Security Description	Shares	Value
Vukile Property Fund, Ltd. REIT	94,716	$77,982
Wilson Bayly Holmes-Ovcon, Ltd. (b)	5,617	44,226
Woolworths Holdings, Ltd.	119,867	467,523
		42,645,933
SOUTH KOREA — 3.6%
ABLBio, Inc. (b)	2,537	40,489
Ace Technologies Corp. (b)	3,286	43,914
AfreecaTV Co., Ltd.	1,389	174,718
Ahnlab, Inc.	2,297	133,781
Alteogen, Inc. (b)	3,015	182,881
Amicogen, Inc. (b)	3,467	102,102
Amorepacific Corp.	3,822	571,692
AMOREPACIFIC Group	3,321	136,418
Ananti, Inc. (b)	6,092	67,384
Anterogen Co., Ltd. (b)	721	44,491
AptaBio Therapeutics, Inc. (b)	1,886	62,469
APTC Co., Ltd.	3,347	49,173
Asiana Airlines, Inc. (b)	10,835	240,977
BGF retail Co., Ltd.	795	113,570
BH Co., Ltd.	730	11,172
Binex Co., Ltd. (b)	5,433	76,878
Bioneer Corp. (b)	5,103	278,372
BNK Financial Group, Inc.	39,600	293,469
Boditech Med, Inc.	1,505	22,675
Boryung Pharmaceutical Co., Ltd.	3,324	44,801
Bukwang Pharmaceutical Co., Ltd.	3,983	49,935
Cafe24 Corp. (b)	1,515	37,720
Cellid Co., Ltd. (b)	765	56,490
Cellivery Therapeutics, Inc. (b)	1,476	65,653
Celltrion Healthcare Co., Ltd. (b)	10,486	959,146
Celltrion Pharm, Inc. (b)	1,816	222,322
Celltrion, Inc. (b)	12,829	2,786,706
Chabiotech Co., Ltd. (b)	3,560	65,105
Cheil Worldwide, Inc.	7,506	143,363
Chong Kun Dang Pharmaceutical Corp.	637	64,170
Chunbo Co., Ltd.	931	204,188
CJ CGV Co., Ltd. (b)	2,246	55,813
CJ CheilJedang Corp.	942	324,115
CJ Corp.	1,847	152,663
CJ ENM Co., Ltd.	1,582	200,465
CJ Logistics Corp. (b)	1,096	140,991
CMG Pharmaceutical Co., Ltd. (b)	11,128	37,739
Com2uSCorp	2,104	174,031
Cosmax, Inc. (b)	752	78,001
CosmoAM&T Co., Ltd. (b)	2,483	100,633
Coway Co., Ltd.	6,720	419,440
Creative & Innovative System (b)	5,577	98,589

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CrystalGenomics, Inc. (b)	11,812	$76,826
CS Wind Corp.	3,456	222,883
Daea TI Co., Ltd.	14,680	82,883
Daeduck Electronics Co., Ltd.	8,563	119,117
Daejoo Electronic Materials Co., Ltd.	1,149	96,481
Daesang Corp.	4,987	101,622
Daewoo Engineering & Construction Co., Ltd. (b)	24,328	137,306
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	3,568	79,891
Daewoong Co., Ltd.	2,154	60,028
Daewoong Pharmaceutical Co., Ltd.	429	52,317
Daishin Securities Co., Ltd.	3,580	61,884
Daou Technology, Inc.	6,450	132,100
Dawonsys Co., Ltd.	2,898	46,397
DB HiTek Co., Ltd.	4,076	184,206
DB Insurance Co., Ltd.	5,525	295,608
Dentium Co., Ltd.	795	50,877
Devsisters Co., Ltd. (b)	551	73,017
DGB Financial Group, Inc.	20,410	170,145
Digital Power Communications Co., Ltd.	3,795	45,796
DIO Corp. (b)	4,286	150,717
DL E&C Co., Ltd. (b)	1,869	209,214
DL Holdings Co., Ltd.	1,200	76,052
Dong-A Socio Holdings Co., Ltd.	363	35,397
Dong-A ST Co., Ltd.	542	34,213
Dongjin Semichem Co., Ltd.	5,592	146,006
DongKook Pharmaceutical Co., Ltd.	4,240	82,147
Dongkuk Steel Mill Co., Ltd.	14,784	225,648
Dongsuh Cos., Inc.	2,706	66,583
Doosan Bobcat, Inc. (b)	5,752	191,777
Doosan Co., Ltd.	801	66,650
Doosan Fuel Cell Co., Ltd. (b)	5,162	222,698
Doosan Heavy Industries & Construction Co., Ltd. (b)	34,277	589,940
Doosan Infracore Co., Ltd. (b)	5,697	45,685
DoubleUGames Co., Ltd.	843	44,470
Douzone Bizon Co., Ltd.	2,524	202,762
Duk San Neolux Co., Ltd. (b)	1,243	64,760
Echo Marketing, Inc.	1,570	26,677
Ecopro BM Co., Ltd.	1,459	566,472
Ecopro Co., Ltd.	2,905	238,535
Ecopro HN Co., Ltd. (b)	2,376	199,672
E-MART, Inc.	2,171	298,870
ENF Technology Co., Ltd.	1,064	27,018
Enzychem Lifesciences Corp. (b)	1,168	71,104
Eo Technics Co., Ltd.	1,483	131,967
Eoflow Co., Ltd. (b)	899	39,268
Security Description	Shares	Value
ESR Kendall Square REIT Co., Ltd.	8,686	$46,645
Eubiologics Co., Ltd. (b)	3,002	140,955
Eugene Technology Co., Ltd.	1,603	53,547
F&F Co., Ltd. (b)	422	248,748
Fila Holdings Corp.	5,207	185,659
Fine Semitech Corp.	3,085	68,433
Foosung Co., Ltd. (b)	13,563	240,610
GemVax & Kael Co., Ltd. (b)	3,211	52,884
Geneonelifescience, Inc. (b)	4,612	131,834
Genexine, Inc. (b)	2,807	166,950
Grand Korea Leisure Co., Ltd. (b)	3,328	45,456
Green Cross Corp.	671	186,138
Green Cross Holdings Corp.	5,248	138,674
Green Cross LabCell Corp.	1,225	102,422
GS Engineering & Construction Corp.	6,894	245,572
GS Holdings Corp.	5,913	220,736
GS Retail Co., Ltd.	6,723	183,750
HAESUNG DS Co., Ltd.	2,588	88,707
Hana Financial Group, Inc.	37,784	1,468,732
Hana Materials, Inc.	2,047	83,100
Hana Tour Service, Inc. (b)	978	72,178
Hanall Biopharma Co., Ltd. (b)	2,599	45,963
Handsome Co., Ltd.	1,555	51,491
Hanjin Transportation Co., Ltd.	992	30,937
Hankook & Co. Co., Ltd	2,676	35,606
Hankook Tire & Technology Co., Ltd.	8,503	308,143
Hanmi Pharm Co., Ltd.	762	175,966
Hanmi Semiconductor Co., Ltd.	2,660	68,625
Hanon Systems	25,518	334,217
Hansae Co., Ltd.	2,164	41,875
Hansol Chemical Co., Ltd.	1,234	357,683
Hanssem Co., Ltd.	2,499	250,941
Hanwha Aerospace Co., Ltd.	4,757	199,322
Hanwha Corp.	6,452	184,125
Hanwha Investment & Securities Co., Ltd. (b)	13,008	46,972
Hanwha Life Insurance Co., Ltd.	31,079	94,041
Hanwha Solutions Corp. (b)	15,319	571,186
Hanwha Systems Co., Ltd.	11,501	167,760
HDC Holdings Co., Ltd.	4,125	37,882
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	145,468
Helixmith Co., Ltd. (b)	3,206	64,588
Hite Jinro Co., Ltd.	2,855	79,364
HLB Life Science Co., Ltd. (b)	9,320	144,984
HLB, Inc. (b)(c)	15,532	736,746
HMM Co., Ltd. (b)(c)	32,104	905,531

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hotel Shilla Co., Ltd.	3,574	$259,115
Huchems Fine Chemical Corp.	1,984	48,003
Hugel, Inc. (b)	1,296	187,432
Huons Co., Ltd.	1,455	66,376
HYBE Co., Ltd. (b)	1,714	427,710
Hyosung Advanced Materials Corp. (b)	308	187,989
Hyosung Chemical Corp. (b)	809	240,101
Hyosung Corp.	858	83,395
Hyosung Heavy Industries Corp. (b)	563	36,230
Hyosung TNC Corp.	279	149,834
Hyundai Autoever Corp.	571	46,827
Hyundai Bioscience Co., Ltd. (b)(c)	4,204	123,031
Hyundai Construction Equipment Co., Ltd. (b)	1,360	46,449
Hyundai Department Store Co., Ltd.	1,309	87,439
Hyundai Electric & Energy System Co., Ltd. (b)	2,175	50,271
Hyundai Elevator Co., Ltd.	2,938	120,752
Hyundai Engineering & Construction Co., Ltd.	9,334	399,364
Hyundai Glovis Co., Ltd.	2,254	312,177
Hyundai Greenfood Co., Ltd.	5,265	41,140
Hyundai Heavy Industries Holdings Co., Ltd.	5,796	313,857
Hyundai Home Shopping Network Corp.	629	37,590
Hyundai Marine & Fire Insurance Co., Ltd.	7,551	161,354
Hyundai Mipo Dockyard Co., Ltd. (b)	2,892	168,389
Hyundai Mobis Co., Ltd.	8,534	1,800,828
Hyundai Motor Co.	17,867	2,974,237
Hyundai Motor Co. Preference Shares (e)	4,736	377,403
Hyundai Motor Co. Preference Shares (e)	2,761	222,290
Hyundai Rotem Co., Ltd. (b)	7,810	157,447
Hyundai Steel Co.	11,444	449,385
Hyundai Wia Corp.	1,507	99,093
Iljin Materials Co., Ltd.	2,771	239,400
Ilyang Pharmaceutical Co., Ltd.	1,234	32,700
Industrial Bank of Korea	28,125	247,804
Innocean Worldwide, Inc.	814	41,342
Innox Advanced Materials Co., Ltd. (b)	3,006	96,585
iNtRON Biotechnology, Inc. (b)	5,323	98,336
IS Dongseo Co., Ltd.	3,285	127,979
ITM Semiconductor Co., Ltd.	206	7,487
JB Financial Group Co., Ltd.	11,582	86,887
Jeju Air Co., Ltd. (b)	1,883	36,415
Security Description	Shares	Value
JETEMA Co., Ltd. (b)	1,386	$37,444
Jin Air Co., Ltd. (b)	2,164	42,461
JR Reit XXVII	31,263	146,704
Jusung Engineering Co., Ltd. (b)	4,388	42,509
JW Pharmaceutical Corp.	1,488	31,668
JYP Entertainment Corp.	4,449	158,188
Kakao Corp.	40,794	4,012,013
KakaoBank Corp. (b)	6,514	376,316
Kangwon Land, Inc. (b)	11,437	274,795
KB Financial Group, Inc.	52,809	2,456,014
KCC Corp.	576	199,457
KCC Glass Corp.	1,162	66,965
KEPCO Engineering & Construction Co., Inc.	1,622	66,441
KEPCO Plant Service & Engineering Co., Ltd.	2,035	65,750
KG Dongbu Steel Co., Ltd.	4,738	54,330
KH FEELUX Co., Ltd. (b)	10,681	30,399
Kia Corp.	35,143	2,373,436
KIWOOM Securities Co., Ltd.	2,328	213,121
KMW Co., Ltd. (b)	2,663	89,391
Koentec Co., Ltd.	12,880	97,242
Koh Young Technology, Inc.	5,395	88,038
Kolmar BNH Co., Ltd.	790	23,103
Kolmar Korea Co., Ltd.	1,275	47,448
Kolon Industries, Inc.	1,620	134,914
KoMiCo, Ltd.	1,382	88,015
Komipharm International Co., Ltd. (b)	4,676	39,518
KONA I Co., Ltd. (b)	1,321	32,953
Korea Aerospace Industries, Ltd.	7,786	214,538
Korea Electric Power Corp.	30,559	604,910
Korea Electric Terminal Co., Ltd.	599	37,762
Korea Investment Holdings Co., Ltd.	5,577	400,775
Korea Line Corp. (b)	17,625	42,762
Korea Petrochemical Ind Co., Ltd.	507	90,761
Korea Real Estate Investment & Trust Co., Ltd.	40,468	83,213
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	5,025	427,042
Korea United Pharm, Inc.	955	42,680
Korea Zinc Co., Ltd.	998	421,039
Korean Air Lines Co., Ltd. (b)	25,543	719,234
Korean Reinsurance Co.	8,166	65,482
KPM Tech Co., Ltd. (b)	2,996	4,022
KT&G Corp.	16,240	1,111,035
Kuk-il Paper Manufacturing Co., Ltd. (b)(c)	9,131	39,784
Kumho Petrochemical Co., Ltd.	2,104	330,493
Kumho Tire Co., Inc. (b)	10,539	48,863

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Kwang Dong Pharmaceutical Co., Ltd.	12,503	$84,080
Kyung Dong Navien Co., Ltd.	1,463	73,842
L&C Bio Co., Ltd.	1,326	41,114
L&F Co., Ltd.	3,860	574,036
LB Semicon, Inc.	6,795	69,060
LEENO Industrial, Inc.	1,191	175,801
LegoChem Biosciences, Inc. (b)	2,417	98,596
LG Chem, Ltd.	6,046	3,921,255
LG Chem, Ltd. Preference Shares	1,042	327,508
LG Corp.	11,509	895,975
LG Display Co., Ltd. (b)(c)	27,955	441,122
LG Electronics, Inc.	13,384	1,422,747
LG Hausys, Ltd.	1,772	116,516
LG Household & Health Care, Ltd.	1,179	1,329,230
LG Household & Health Care, Ltd. Preference Shares	295	159,388
LG Innotek Co., Ltd.	1,707	296,078
LG Uplus Corp.	23,441	294,670
LIG Nex1 Co., Ltd.	1,266	54,927
Lock&Lock Co., Ltd. (b)	10,907	104,755
Lotte Chemical Corp.	2,014	405,367
Lotte Chilsung Beverage Co., Ltd.	412	50,859
LOTTE Fine Chemical Co., Ltd.	1,634	124,442
LOTTE Himart Co., Ltd.	1,139	28,340
LOTTE Reit Co., Ltd.	12,988	60,657
Lotte Shopping Co., Ltd.	1,360	116,329
Lotte Tour Development Co., Ltd. (b)	3,330	58,501
LS Corp.	1,645	88,076
LS Electric Co., Ltd.	1,393	77,450
LX Holdings Corp. (b)	5,008	39,858
Lx International Corp.	14,247	412,439
LX Semicon Co., Ltd.	1,216	102,390
Mando Corp. (b)	5,035	239,228
Mcnex Co., Ltd.	1,909	63,694
Medipost Co., Ltd. (b)	1,600	31,880
MedPacto, Inc. (b)	1,173	60,014
Medy-Tox, Inc.	541	71,986
MegaStudyEdu Co., Ltd.	453	27,595
Meritz Financial Group, Inc.	4,627	130,713
Meritz Fire & Marine Insurance Co., Ltd.	4,627	118,400
Meritz Securities Co., Ltd.	69,541	288,200
Mezzion Pharma Co., Ltd. (b)	617	86,729
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	27,768	111,987
Mirae Asset Securities Co., Ltd.	47,797	344,697
Myoung Shin Industrial Co., Ltd. (b)	1,283	29,166
Naturecell Co., Ltd. (b)	12,479	217,596
Security Description	Shares	Value
NAVER Corp.	16,115	$5,228,785
NCSoft Corp.	2,092	1,059,710
Neowiz (b)	42	811
NEPES Corp. (b)	1,564	42,140
Netmarble Corp. (d)	2,678	264,339
NH Investment & Securities Co., Ltd.	14,985	161,360
NHN Corp. (b)	885	52,094
NHN KCP Corp. (b)	1,369	59,618
NICE Holdings Co., Ltd.	2,514	37,650
NICE Information Service Co., Ltd.	10,100	173,063
NKMax Co., Ltd. (b)	9,231	173,759
NongShim Co., Ltd.	521	123,670
OCI Co., Ltd. (b)	2,871	385,197
OliX Pharmaceuticals, Inc. (b)	2,275	73,392
OptoElectronics Solutions Co., Ltd.	961	28,451
Orion Corp/Republic of Korea	2,730	269,009
Orion Holdings Corp.	5,222	72,679
Oscotec, Inc. (b)	4,726	129,432
Osstem Implant Co., Ltd.	1,153	129,025
Ottogi Corp.	114	47,199
Pan Ocean Co., Ltd.	32,127	201,681
Paradise Co., Ltd. (b)	4,113	60,626
Park Systems Corp.	526	47,931
Partron Co., Ltd.	11,769	91,060
Pearl Abyss Corp. (b)	3,380	228,218
PharmaResearch Co., Ltd.	654	46,341
Pharmicell Co., Ltd. (b)	11,563	143,169
PI Advanced Materials Co., Ltd.	1,584	73,666
Poongsan Corp.	1,946	53,949
POSCO	9,823	2,704,847
POSCO Chemtech Co., Ltd.	3,757	552,832
Posco ICT Co., Ltd.	6,124	34,406
Posco International Corp.	6,646	132,300
PSK, Inc.	1,165	35,463
RFHIC Corp.	1,320	34,326
S&S Tech Corp.	1,616	45,940
S&T Motiv Co., Ltd.	938	39,832
S-1 Corp.	1,546	109,160
Sam Chun Dang Pharm Co., Ltd. (b)	2,749	113,985
SAM KANG M&T Co., Ltd. (b)	5,577	101,890
Samsung Biologics Co., Ltd. (b)(d)	2,093	1,535,827
Samsung C&T Corp.	10,633	1,095,832
Samsung Electro-Mechanics Co., Ltd.	7,049	1,043,087
Samsung Electronics Co., Ltd. Preference Shares	107,612	6,277,941
Samsung Electronics Co., Ltd.	626,162	38,818,663
Samsung Engineering Co., Ltd. (b)	21,503	457,645

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	3,829	$756,595
Samsung Heavy Industries Co., Ltd. (b)	51,399	267,596
Samsung Life Insurance Co., Ltd.	8,753	536,972
Samsung SDI Co., Ltd.	7,220	4,308,317
Samsung SDS Co., Ltd.	4,381	587,810
Samsung Securities Co., Ltd.	7,238	289,130
Samwha Capacitor Co., Ltd.	848	41,761
Samyang Holdings Corp.	808	75,494
Sang-A Frontec Co., Ltd.	993	55,993
Sangsangin Co., Ltd. (b)	7,698	56,915
Seah Besteel Corp.	1,754	37,844
Sebang Global Battery Co., Ltd.	1,623	115,442
Seegene, Inc.	4,421	224,187
Seojin System Co., Ltd. (b)	2,971	89,315
Seoul Semiconductor Co., Ltd.	9,084	116,004
Seoul Viosys Co., Ltd.	73	1,002
SFA Engineering Corp.	1,624	50,395
SFA Semicon Co., Ltd. (b)	9,437	48,893
Shin Poong Pharmaceutical Co., Ltd. (c)	3,888	185,182
Shinhan Financial Group Co., Ltd.	58,725	1,983,706
Shinsegae International, Inc.	226	35,840
Shinsegae, Inc.	786	173,150
Shinsung E&G Co., Ltd. (b)	13,547	27,921
SillaJen, Inc. (b)(f)	6,523	49,997
SIMMTECH Co., Ltd.	2,199	50,917
SK Biopharmaceuticals Co., Ltd. (b)	3,221	275,000
SK Bioscience Co., Ltd. (b)	2,792	637,868
SK Chemicals Co., Ltd.	862	204,391
SK Discovery Co., Ltd.	2,244	89,969
SK Hynix, Inc.	71,984	6,162,285
SK IE Technology Co., Ltd. (b)(d)	2,272	430,785
SK Innovation Co., Ltd. (b)	6,509	1,433,024
SK Materials Co., Ltd.	571	198,308
SK Networks Co., Ltd.	13,470	58,386
SK Telecom Co., Ltd. (b)	4,804	1,304,845
SK, Inc.	4,229	944,915
SKC Co., Ltd.	2,369	331,275
SL Corp.	1,756	39,999
SM Entertainment Co., Ltd. (b)	1,656	95,618
S-Oil Corp.	5,413	497,160
Solid, Inc. (b)	5,510	31,738
SOLUM Co., Ltd. (b)	3,572	83,228
Solus Advanced Materials Co, Ltd.	1,317	78,421
Soulbrain Co., Ltd.	458	104,516
Soulbrain Holdings Co., Ltd. (b)	567	18,813
Security Description	Shares	Value
ST Pharm Co., Ltd. (b)	2,098	$167,241
Suheung Co., Ltd.	2,578	112,151
Taeyoung Engineering & Construction Co., Ltd.	1,805	17,562
Taihan Electric Wire Co., Ltd. (b)	36,396	73,008
Telcon RF Pharmaceutical, Inc. (b)	8,430	28,139
TES Co., Ltd.	1,592	36,487
Tesna, Inc.	1,124	41,765
Tokai Carbon Korea Co., Ltd.	499	48,256
Toptec Co., Ltd.	1,591	12,675
TY Holdings Co., Ltd. (b)	1,741	41,697
Unid Co., Ltd.	1,167	128,434
Unison Co., Ltd. (b)	11,442	33,788
UniTest, Inc. (b)	4,511	93,020
Value Added Technology Co., Ltd.	3,331	113,832
Vaxcell-Bio Therapeutics Co., Ltd. (b)	1,108	63,618
Vidente Co., Ltd. (b)	300	2,264
Vieworks Co., Ltd.	3,440	115,675
Webzen, Inc. (b)	4,173	89,220
Wemade Co., Ltd.	2,222	129,162
WONIK IPS Co., Ltd.	5,486	182,666
Wonik QnC Corp. (b)	1,915	37,305
Woori Financial Group, Inc.	65,986	644,034
Woori Technology Investment Co., Ltd. (b)	6,621	40,357
YG Entertainment, Inc. (b)	2,609	134,507
Youngone Corp.	2,057	75,985
Yuanta Securities Korea Co., Ltd.	18,956	64,318
Yuhan Corp.	5,675	293,010
Yungjin Pharmaceutical Co., Ltd. (b)	22,295	93,938
Zinus, Inc.	865	53,634
		153,800,970
SPAIN — 1.4%
Acciona SA	3,128	520,280
Acerinox SA	17,523	224,710
ACS Actividades de Construccion y Servicios SA	32,672	885,499
Aena SME SA (b)(d)	9,901	1,713,182
Almirall SA (c)	10,864	172,412
Amadeus IT Group SA (b)	59,623	3,923,542
AmRest Holdings SE (b)	7,136	54,487
Applus Services SA	16,808	160,317
Atresmedia Corp. de Medios de Comunicacion SA (b)	10,812	46,463
Banco Bilbao Vizcaya Argentaria SA (b)	879,530	5,808,437
Banco de Sabadell SA (b)	699,213	584,828
Banco Santander SA	2,282,656	8,272,892
Bankinter SA (c)	79,229	463,820

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Befesa SA (d)	5,033	$382,977
CaixaBank SA	570,053	1,768,663
Cellnex Telecom SA (d)	67,409	4,163,991
Cia de Distribucion Integral Logista Holdings SA	7,948	167,739
CIE Automotive SA	7,659	193,328
Construcciones y Auxiliar de Ferrocarriles SA (b)	1,714	71,549
ContourGlobal PLC (d)	21,412	54,174
Corp. Financiera Alba SA	1,589	86,971
Distribuidora Internacional de Alimentacion SA (b)(c)	3,493,966	59,525
Ebro Foods SA (c)	11,588	221,056
EDP Renovaveis SA	35,824	889,320
eDreams ODIGEO SA (b)	11,015	96,382
Enagas SA	35,516	789,721
Ence Energia y Celulosa SA (b)	12,316	34,028
Endesa SA	41,754	842,510
Faes Farma SA	35,119	137,570
Ferrovial SA	63,848	1,864,603
Fluidra SA	10,095	400,400
Gestamp Automocion SA (b)(d)	33,976	131,872
Global Dominion Access SA (d)	10,388	52,722
Grenergy Renovables SA (b)	186	6,607
Grifols SA	39,001	952,821
Grupo Catalana Occidente SA	4,936	180,198
Iberdrola SA	779,402	7,845,180
Indra Sistemas SA (b)	12,047	129,111
Industria de Diseno Textil SA	144,000	5,301,331
Inmobiliaria Colonial Socimi SA REIT	40,764	395,900
Laboratorios Farmaceuticos Rovi SA	2,439	159,707
Lar Espana Real Estate Socimi SA REIT	11,653	72,523
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	79,229	156,338
Mapfre SA	156,224	340,658
Mediaset Espana Comunicacion SA (b)	14,887	84,679
Melia Hotels International SA (b)(c)	10,443	77,591
Merlin Properties Socimi SA REIT (c)	44,167	454,134
Metrovacesa SA (d)	5,449	46,606
Naturgy Energy Group SA	42,917	1,080,821
Neinor Homes SA (b)(d)	7,187	95,999
Pharma Mar SA	1,711	147,257
Prosegur Cash SA (d)	40,918	33,006
Prosegur Cia de Seguridad SA	36,398	108,548
Red Electrica Corp. SA	56,912	1,142,375
Security Description	Shares	Value
Repsol SA	193,244	$2,523,827
Sacyr SA (c)	41,661	102,431
Siemens Gamesa Renewable Energy SA (b)	30,756	782,131
Solaria Energia y Medio Ambiente SA (b)	9,631	152,216
Solarpack Corp. Tecnologica SA (b)	1,792	54,635
Soltec Power Holdings SA (b)(c)	1,142	9,218
Talgo SA (b)(d)	12,764	66,360
Tecnicas Reunidas SA (b)(c)	2,480	23,460
Telefonica SA	664,850	3,121,476
Unicaja Banco SA (d)	147,385	153,374
Viscofan SA	4,770	312,619
Zardoya Otis SA	32,248	262,055
		61,615,162
SWEDEN — 2.5%
AAK AB	23,513	506,120
AcadeMedia AB (d)	15,147	103,660
AddTech AB Class B	33,783	602,402
AFRY AB	11,796	359,435
Alfa Laval AB	42,319	1,579,492
Alimak Group AB (d)	6,075	91,383
Ambea AB (d)	8,959	65,642
Arjo AB Class B	28,862	355,679
Assa Abloy AB Class B	132,688	3,851,402
Atlas Copco AB Class A	88,626	5,355,317
Atlas Copco AB Class B	51,901	2,639,715
Atrium Ljungberg AB Class B	5,710	119,565
Attendo AB (b)(d)	18,258	78,826
Avanza Bank Holding AB	15,667	552,375
Axfood AB (c)	14,018	335,369
Bactiguard Holding AB (b)(c)	1,927	35,507
Beijer Alma AB	5,761	131,307
Beijer Ref AB	32,169	641,280
Betsson AB Class B (b)	15,247	126,876
BHG Group AB (b)	12,213	177,153
BICO Group AB (b)	4,130	244,661
Bilia AB Class A	10,517	189,924
BillerudKorsnas AB	24,589	468,692
BioArctic AB (b)(d)	4,185	77,782
BioGaia AB Class B	2,088	104,945
Biotage AB	10,569	289,216
Boliden AB (b)	34,415	1,102,720
Bonava AB Class B	9,858	89,695
BoneSupport Holding AB (b)(d)	5,159	23,558
Boozt AB (b)(d)	10,974	180,894
Bravida Holding AB (d)	30,013	405,346
Bufab AB	6,983	249,833
Bure Equity AB	6,853	283,433
Calliditas Therapeutics AB Class B (b)(c)	2,965	32,603
Camurus AB (b)	6,510	122,036
Castellum AB (c)	30,452	743,900

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Catena AB	4,150	$224,849
Cellavision AB	1,868	83,572
Cibus Nordic Real Estate AB (c)	6,949	164,421
Cint Group AB (b)	11,212	126,620
Clas Ohlson AB Class B	7,371	75,778
Cloetta AB Class B	28,896	89,315
Collector AB (b)	28,130	122,420
Coor Service Management Holding AB (d)	11,491	108,953
Corem Property Group AB Class B	78,261	207,538
Creades AB Class A (c)	6,464	75,856
Desenio Group AB (b)	6,848	23,123
Dios Fastigheter AB	11,038	107,749
Dometic Group AB (d)	38,634	583,787
Duni AB (b)	3,551	41,077
Dustin Group AB (d)	12,433	133,801
Electrolux AB Class B (c)	29,278	676,883
Electrolux Professional AB Class B (b)	28,212	201,570
Elekta AB Class B	48,158	539,683
Embracer Group AB (b)	62,726	604,420
Enad Global 7 AB (b)	5,181	19,573
Epiroc AB Class A	84,123	1,750,048
Epiroc AB Class B	50,304	891,569
EQT AB	37,961	1,577,334
Essity AB Class B	81,028	2,514,681
Evolution AB (d)	22,515	3,411,934
Fabege AB (c)	34,531	521,177
Fagerhult AB	9,751	74,566
Fastighets AB Balder Class B (b)	13,645	820,567
Fingerprint Cards AB Class B (b)(c)	36,935	102,633
Fortnox AB	6,513	394,567
GARO AB	3,472	74,293
Getinge AB Class B	29,373	1,171,824
Granges AB	14,369	173,278
H & M Hennes & Mauritz AB Class B (b)	100,981	2,045,385
Hansa Biopharma AB (b)	5,880	78,407
Hexagon AB Class B	260,673	4,034,784
Hexatronic Group AB	3,454	107,614
Hexpol AB	34,881	396,933
HMS Networks AB	3,251	156,631
Holmen AB Class B	12,244	538,099
Hufvudstaden AB Class A	15,218	227,433
Husqvarna AB Class B	54,342	649,606
ICA Gruppen AB	13,106	601,700
Industrivarden AB Class A	14,042	448,896
Industrivarden AB Class C	20,745	641,360
Indutrade AB	35,091	976,471
Instalco AB	5,625	258,471
Intrum AB	8,451	229,646
Investment AB Latour Class B	19,276	596,887
Security Description	Shares	Value
Investment AB Oresund	3,443	$56,356
Investor AB Class B	240,537	5,176,055
INVISIO Communications AB	5,061	100,832
Inwido AB	6,586	110,211
JM AB	7,555	267,224
Karo Pharma AB (b)	17,994	113,535
K-fast Holding AB (b)	7,303	60,604
Kinnevik AB Class B (b)	30,439	1,070,775
KNOW IT AB	2,507	101,156
Kungsleden AB	20,343	268,572
L E Lundbergforetagen AB Class B	9,914	544,426
LeoVegas AB (d)	19,551	76,098
Lifco AB Class B	30,117	809,464
Lime Technologies AB	1,258	48,989
Lindab International AB	10,659	271,697
Loomis AB	10,161	275,960
Lundin Energy AB (c)	25,934	963,344
Mekonomen AB (b)	8,779	156,543
MIPS AB	4,306	432,118
Modern Times Group MTG AB Class B (b)	12,619	152,890
Munters Group AB (d)	17,152	140,768
Mycronic AB (c)	9,931	247,193
NCC AB Class B	10,244	161,482
New Wave Group AB Class B (b)	4,848	72,283
Nibe Industrier AB Class B	190,045	2,389,846
Nobia AB	16,815	110,888
Nobina AB (d)	12,721	114,119
Nolato AB Class B	27,502	329,136
Nordic Entertainment Group AB Class B (b)	9,638	520,769
Nordnet AB publ	15,326	275,739
Nyfosa AB (c)	21,599	305,646
Oncopeptides AB (b)(c)(d)	8,057	38,680
Pandox AB (b)	11,680	185,309
Paradox Interactive AB (c)	5,166	82,788
Peab AB Class B	24,834	256,975
Platzer Fastigheter Holding AB Class B	7,570	114,218
PowerCell Sweden AB (b)(c)	5,924	113,624
Ratos AB Class B	39,105	229,062
Re:NewCell AB (b)(c)	2,448	60,552
Resurs Holding AB (d)	16,411	76,057
Saab AB Class B	9,951	281,897
Sagax AB Class B	19,006	593,079
Sagax AB Class D	13,000	47,848
Samhallsbyggnadsbolaget i Norden AB	109,566	607,159
Samhallsbyggnadsbolaget i Norden AB Class D	18,356	63,407
Sandvik AB	149,644	3,421,098
SAS AB (b)(c)	458,640	100,655
Scandi Standard AB	10,379	61,982
Scandic Hotels Group AB (b)(d)	19,316	78,302

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sdiptech AB Class B (b)	3,138	$153,160
Securitas AB Class B	40,758	645,533
Sedana Medical AB (b)(c)	8,147	94,282
Sinch AB (b)(d)	64,770	1,256,859
Skandinaviska Enskilda Banken AB Class A	216,091	3,047,478
Skanska AB Class B	42,805	1,074,592
SKF AB Class B	48,019	1,133,103
SkiStar AB (b)	6,323	130,923
SSAB AB Class A (b)	51,377	252,211
SSAB AB Class B (b)	77,575	330,887
Stillfront Group AB (b)	41,689	264,471
Storytel AB (b)	6,381	140,369
Svenska Cellulosa AB SCA Class B	76,234	1,182,270
Svenska Handelsbanken AB Class A	186,000	2,084,481
Svolder AB Class B	2,613	81,807
Sweco AB Class B	26,323	415,822
Swedbank AB Class A	120,679	2,435,080
SwedenCare AB	8,196	135,617
Swedish Match AB	211,663	1,854,717
Swedish Orphan Biovitrum AB (b)	25,866	698,091
Tele2 AB Class B (c)	64,587	956,961
Telefonaktiebolaget LM Ericsson Class B (c)	385,881	4,358,321
Telia Co. AB	340,329	1,400,957
Thule Group AB (c)(d)	13,574	681,009
Tobii AB (b)	20,023	135,815
Trelleborg AB Class B	31,462	668,361
Troax Group AB	7,112	273,553
Vitrolife AB	7,799	411,677
Volvo AB Class A	26,159	591,452
Volvo AB Class B	189,077	4,224,247
Wallenstam AB Class B	21,709	321,060
Wihlborgs Fastigheter AB	18,303	364,047
Xvivo Perfusion AB (b)	4,152	183,430
		106,115,578
SWITZERLAND — 5.4%
ABB, Ltd.	228,403	7,633,123
Adecco Group AG	19,891	995,691
Alcon, Inc.	65,954	5,335,190
Allreal Holding AG	1,842	365,300
ALSO Holding AG (b)	874	251,849
APG SGA SA (b)	139	32,111
Arbonia AG	6,222	121,096
Aryzta AG (b)	127,469	189,977
Ascom Holding AG (b)	3,750	59,068
Autoneum Holding AG (b)	289	46,682
Bachem Holding AG Class B	672	513,047
Baloise Holding AG	5,936	899,561
Banque Cantonale Vaudoise	3,866	293,659
Barry Callebaut AG	458	1,037,770
Basilea Pharmaceutica AG (b)	1,356	62,850
Security Description	Shares	Value
Belimo Holding AG	1,260	$667,246
Bell Food Group AG	199	61,864
BKW AG	2,711	292,398
Bobst Group SA (b)	1,422	123,321
Bossard Holding AG Class A	975	304,255
Bucher Industries AG	855	405,571
Burckhardt Compression Holding AG	438	177,012
Burkhalter Holding AG	433	30,682
Bystronic AG	173	233,306
Cembra Money Bank AG	3,472	232,953
Chocoladefabriken Lindt & Spruengli AG (e)	134	1,496,789
Chocoladefabriken Lindt & Spruengli AG (e)	14	1,649,354
Cie Financiere Richemont SA	68,764	7,122,716
Clariant AG (b)	26,741	501,452
Coltene Holding AG (b)	945	120,347
Comet Holding AG	901	311,271
Credit Suisse Group AG	338,185	3,336,781
Daetwyler Holding AG	907	321,282
DKSH Holding AG	4,592	358,836
dormakaba Holding AG	543	393,554
Dufry AG (b)	9,301	521,992
EFG International AG (b)	8,065	58,065
Emmi AG	283	292,147
EMS-Chemie Holding AG	993	937,304
Flughafen Zurich AG (b)	2,631	468,297
Forbo Holding AG	145	286,132
Galenica AG (d)	6,197	436,752
GAM Holding AG (b)	19,107	34,820
Geberit AG	4,907	3,599,254
Georg Fischer AG	577	853,686
Givaudan SA	1,218	5,547,613
Gurit Holding AG	85	159,093
Helvetia Holding AG	4,633	502,111
Holcim, Ltd. (b)(e)	61,085	2,940,540
Holcim, Ltd. (b)(e)	8,321	401,368
Huber + Suhner AG	1,945	150,746
Idorsia, Ltd. (b)(c)	13,857	333,772
Implenia AG (b)	1,966	43,626
Inficon Holding AG	220	256,653
Interroll Holding AG	79	334,512
Intershop Holding AG	132	82,213
IWG PLC (b)	86,804	340,106
Julius Baer Group, Ltd.	28,702	1,905,112
Kardex Holding AG	794	223,360
Komax Holding AG (b)	565	148,398
Kuehne + Nagel International AG	7,235	2,467,654
Landis+Gyr Group AG (b)	2,783	178,566
LEM Holding SA	58	134,920
Leonteq AG	942	57,660
Logitech International SA	22,165	1,970,053
Lonza Group AG	9,809	7,350,724
Medacta Group SA (b)(d)	1,306	203,562

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Medartis Holding AG (b)(d)	425	$49,569
Mediclinic International PLC (b)	45,822	193,014
Medmix AG	2,419	114,098
Metall Zug AG Class B	20	42,343
Meyer Burger Technology AG (b)(c)	290,547	130,709
Mobilezone Holding AG	8,564	118,080
Mobimo Holding AG (b)	878	291,157
Molecular Partners AG (b)(c)	1,967	38,419
Nestle SA	377,692	45,464,211
Novartis AG	291,317	23,864,701
OC Oerlikon Corp. AG	26,781	291,538
Orior AG	1,109	108,421
Partners Group Holding AG	2,999	4,675,838
Peach Property Group AG	938	61,538
PSP Swiss Property AG	6,151	740,377
Relief Therapeutics Holding, Inc. (b)(c)	245,800	35,440
Rieter Holding AG (b)	687	150,000
Roche Holding AG Bearer Shares	4,186	1,716,377
Roche Holding AG	92,134	33,593,681
Schindler Holding AG (e)	5,213	1,398,182
Schindler Holding AG (e)	2,812	723,744
Schweiter Technologies AG	124	178,121
Sensirion Holding AG (b)(d)	1,199	145,596
SFS Group AG	2,234	303,247
SGS SA	807	2,346,779
Siegfried Holding AG (b)	507	451,280
SIG Combibloc Group AG (b)	43,328	1,150,957
Sika AG	18,698	5,906,099
Sonova Holding AG	7,015	2,648,468
St Galler Kantonalbank AG	385	171,689
Stadler Rail AG (c)	6,418	268,182
STMicroelectronics NV	89,860	3,925,473
Straumann Holding AG	1,333	2,388,377
Sulzer AG	2,419	229,363
Swatch Group AG (e)	3,705	965,634
Swatch Group AG (e)	6,411	329,555
Swiss Life Holding AG	4,109	2,068,394
Swiss Prime Site AG	9,727	949,226
Swiss Steel Holding AG (b)	113,731	46,337
Swisscom AG	3,330	1,914,502
Swissquote Group Holding SA	1,366	251,400
Tecan Group AG	1,541	871,955
Temenos AG	8,804	1,193,432
TX Group AG (b)	274	45,233
u-blox Holding AG (b)(c)	976	64,711
UBS Group AG	482,746	7,697,971
Valiant Holding AG	2,027	192,373
Valora Holding AG (b)	403	79,058
VAT Group AG (d)	3,457	1,363,059
Vetropack Holding AG	2,150	133,446
Vifor Pharma AG	6,257	810,231
Security Description	Shares	Value
Vontobel Holding AG	3,766	$316,541
VZ Holding AG	1,500	149,381
V-ZUG Holding AG (b)	233	32,570
Ypsomed Holding AG	343	56,404
Zehnder Group AG	1,784	188,574
Zur Rose Group AG (b)	1,188	476,295
Zurich Insurance Group AG	19,807	8,091,668
		231,401,793
TAIWAN — 4.3%
AcBel Polytech, Inc.	136,000	137,752
Accton Technology Corp.	61,000	574,898
Acer, Inc.	349,000	307,528
ADATA Technology Co., Ltd.	43,000	123,976
Adimmune Corp.	32,000	59,496
Advanced Ceramic X Corp.	8,000	97,734
Advanced Wireless Semiconductor Co.	14,000	70,916
Advantech Co., Ltd.	49,514	645,268
Alchip Technologies, Ltd.	8,000	263,837
AmTRAN Technology Co., Ltd. (b)	189,000	116,863
Andes Technology Corp.	4,000	56,201
AP Memory Technology Corp.	4,000	108,019
Apex International Co., Ltd.	15,000	36,258
Arcadyan Technology Corp.	25,487	84,553
Ardentec Corp.	43,000	89,085
ASE Technology Holding Co., Ltd.	440,325	1,703,535
Asia Cement Corp.	290,000	471,899
Asia Optical Co., Inc. (b)	27,000	73,712
Asia Pacific Telecom Co., Ltd. (b)	276,000	80,761
Asia Polymer Corp.	43,860	71,362
Asia Vital Components Co., Ltd.	29,000	81,426
ASMedia Technology, Inc.	4,000	236,270
ASPEED Technology, Inc.	3,000	247,068
Asustek Computer, Inc.	89,000	1,033,663
AU Optronics Corp.	1,003,000	628,810
AURAS Technology Co., Ltd.	7,000	41,167
Aurora Corp.	4,000	12,663
BES Engineering Corp.	141,000	43,702
Bizlink Holding, Inc.	14,000	111,299
Brighton-Best International Taiwan, Inc.	68,000	92,485
Capital Securities Corp.	222,000	120,170
Career Technology MFG. Co., Ltd. (b)	61,200	56,701
Catcher Technology Co., Ltd.	95,000	567,883
Cathay Financial Holding Co., Ltd.	1,014,523	2,091,726
Cathay Real Estate Development Co., Ltd.	63,000	43,375
Center Laboratories, Inc.	31,891	69,466

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co., Ltd.	13,000	$53,927
Chailease Holding Co., Ltd.	176,532	1,550,321
Chang Hwa Commercial Bank, Ltd.	646,915	380,910
Chang Wah Electromaterials, Inc.	39,000	45,157
Chang Wah Technology Co., Ltd.	62,000	210,321
Charoen Pokphand Enterprise	17,000	48,702
Cheng Loong Corp.	121,000	153,932
Cheng Shin Rubber Industry Co., Ltd.	227,000	287,979
Cheng Uei Precision Industry Co., Ltd.	59,000	80,115
Chicony Electronics Co., Ltd.	70,491	193,733
Chicony Power Technology Co., Ltd.	16,000	38,333
Chilisin Electronics Corp.	24,000	73,452
China Airlines, Ltd. (b)	434,000	265,518
China Bills Finance Corp.	81,000	47,095
China Development Financial Holding Corp.	1,845,000	933,064
China General Plastics Corp.	144,427	237,084
China Life Insurance Co., Ltd.	236,670	245,274
China Man-Made Fiber Corp. (b)	267,000	102,107
China Motor Corp.	26,000	68,644
China Petrochemical Development Corp. (b)	396,000	181,056
China Steel Chemical Corp.	20,000	83,398
China Steel Corp.	1,580,000	2,044,559
Chin-Poon Industrial Co., Ltd.	91,000	94,486
Chipbond Technology Corp.	67,000	160,841
ChipMOS Techinologies, Inc.	67,000	113,375
Chong Hong Construction Co., Ltd.	18,000	51,903
Chroma ATE, Inc.	40,000	250,505
Chung Hung Steel Corp.	220,000	324,690
Chung Hwa Pulp Corp. (b)	235,000	211,316
Chung-Hsin Electric & Machinery Manufacturing Corp.	34,000	58,990
Chunghwa Precision Test Tech Co., Ltd.	3,000	72,322
Chunghwa Telecom Co., Ltd.	570,000	2,258,064
Cleanaway Co., Ltd.	14,000	94,107
Clevo Co.	43,000	43,990
CMC Magnetics Corp. (b)	128,000	40,862
Compal Electronics, Inc.	539,000	454,402
Compeq Manufacturing Co., Ltd.	109,000	144,565
Coretronic Corp.	42,000	82,135
Co-Tech Development Corp.	25,000	66,786
CSBC Corp. Taiwan (b)	62,000	51,062
Security Description	Shares	Value
CTBC Financial Holding Co., Ltd.	2,421,009	$1,981,329
CTCI Corp.	72,000	92,498
Cub Elecparts, Inc.	6,000	30,410
Darfon Electronics Corp.	24,000	35,366
Delta Electronics, Inc.	249,630	2,236,726
Dynapack International Technology Corp.	16,000	55,120
E Ink Holdings, Inc.	99,000	259,364
E.Sun Financial Holding Co., Ltd.	1,604,826	1,510,164
Eclat Textile Co., Ltd.	28,182	610,817
Egis Technology, Inc.	8,000	33,958
EirGenix, Inc. (b)	18,000	81,729
Elan Microelectronics Corp.	44,000	228,991
Elite Material Co., Ltd.	30,000	232,374
Elite Semiconductor Microelectronics Technology, Inc.	103,000	475,737
eMemory Technology, Inc.	8,000	559,460
Ennoconn Corp.	6,000	41,049
ENNOSTAR, Inc. (b)	74,000	186,654
Episil Technologies, Inc. (b)	28,428	118,831
Eternal Materials Co., Ltd.	79,000	106,114
Eva Airways Corp. (b)	323,121	217,267
Ever Supreme Bio Technology Co., Ltd. (b)	3,000	29,735
Evergreen International Storage & Transport Corp.	59,000	65,204
Evergreen Marine Corp. Taiwan, Ltd.	369,683	1,642,337
Everlight Electronics Co., Ltd.	90,000	152,645
Far Eastern Department Stores, Ltd.	98,000	78,299
Far Eastern International Bank	190,576	71,310
Far Eastern New Century Corp.	341,620	363,779
Far EasTone Telecommunications Co., Ltd.	190,000	419,007
Faraday Technology Corp.	37,000	150,797
Farglory Land Development Co., Ltd.	25,000	51,915
Feng Hsin Steel Co., Ltd.	39,000	109,311
Feng TAY Enterprise Co., Ltd.	53,560	411,634
Firich Enterprises Co., Ltd. (b)	62,328	65,141
First Financial Holding Co., Ltd.	1,414,908	1,142,931
Fitipower Integrated Technology, Inc.	11,992	83,018
FLEXium Interconnect, Inc. (b)	34,000	123,846
FocalTech Systems Co., Ltd.	19,000	104,069
Formosa Advanced Technologies Co., Ltd.	14,000	19,046

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	448,000	$1,340,286
Formosa Petrochemical Corp.	147,000	520,551
Formosa Plastics Corp.	516,000	2,086,167
Formosa Sumco Technology Corp.	8,000	45,719
Formosa Taffeta Co., Ltd.	76,000	81,738
Foxconn Technology Co., Ltd.	131,180	328,061
Foxsemicon Integrated Technology, Inc.	19,000	137,943
Fubon Financial Holding Co., Ltd.	1,005,300	2,747,317
Fulgent Sun International Holding Co., Ltd.	12,000	42,440
Fusheng Precision Co., Ltd.	9,000	57,599
General Interface Solution Holding, Ltd.	29,000	98,294
Genius Electronic Optical Co., Ltd.	8,396	122,732
Getac Technology Corp.	34,000	62,637
Giant Manufacturing Co., Ltd.	37,000	419,506
Gigabyte Technology Co., Ltd.	58,000	179,235
Global Mixed Mode Technology, Inc.	7,000	57,575
Global Unichip Corp.	9,000	159,945
Globalwafers Co., Ltd.	27,000	761,670
Gold Circuit Electronics, Ltd.	36,000	83,040
Goldsun Building Materials Co., Ltd.	90,715	79,217
Gourmet Master Co., Ltd.	10,000	52,041
Grand Pacific Petrochemical	88,000	90,273
Grape King Bio, Ltd.	19,000	110,163
Great Wall Enterprise Co., Ltd.	53,560	105,140
Greatek Electronics, Inc.	29,000	84,134
Gudeng Precision Industrial Co., Ltd.	5,375	44,522
Hannstar Board Corp.	33,000	48,083
HannStar Display Corp.	325,000	174,651
Highwealth Construction Corp.	80,190	129,439
Hiwin Technologies Corp.	34,819	384,364
Holtek Semiconductor, Inc.	33,000	132,727
Holy Stone Enterprise Co., Ltd.	18,000	74,333
Hon Hai Precision Industry Co., Ltd.	1,645,320	6,141,340
Hota Industrial Manufacturing Co., Ltd.	26,841	87,017
Hotai Finance Co., Ltd.	18,000	56,044
Hotai Motor Co., Ltd.	43,000	896,891
Hsin Kuang Steel Co., Ltd.	28,000	62,770
HTC Corp. (b)	120,000	157,488
Hua Nan Financial Holdings Co., Ltd.	1,135,686	829,096
Huaku Development Co., Ltd.	35,000	111,969
Security Description	Shares	Value
Hung Sheng Construction, Ltd.	78,080	$62,479
IBF Financial Holdings Co., Ltd.	395,636	228,249
IEI Integration Corp.	41,000	64,897
Innodisk Corp.	7,000	45,295
Innolux Corp.	1,324,000	796,934
International CSRC Investment Holdings Co.	70,000	58,668
International Games System Co., Ltd.	9,000	209,691
Inventec Corp.	363,000	334,452
ITE Technology, Inc.	18,000	63,406
ITEQ Corp.	25,188	129,885
Jentech Precision Industrial Co., Ltd.	6,000	74,845
Jih Sun Financial Holdings Co., Ltd.	137,000	63,434
Kenda Rubber Industrial Co., Ltd.	56,000	64,386
Kerry TJ Logistics Co., Ltd.	23,000	38,174
Kindom Development Co., Ltd.	36,300	51,029
King Slide Works Co., Ltd.	5,000	69,455
King Yuan Electronics Co., Ltd.	119,000	173,055
King's Town Bank Co., Ltd.	72,000	107,277
Kinpo Electronics	141,000	67,000
Kinsus Interconnect Technology Corp.	49,000	352,019
KMC Kuei Meng International, Inc.	6,000	43,717
Kung Long Batteries Industrial Co., Ltd.	19,000	94,207
Land Mark Optoelectronics Corp.	8,000	64,148
Largan Precision Co., Ltd.	13,000	1,012,831
Lien Hwa Industrial Holdings Corp.	153,560	307,611
Lite-On Technology Corp.	263,419	587,091
Longchen Paper & Packaging Co., Ltd.	75,000	74,874
Lotes Co., Ltd.	8,000	158,270
Machvision, Inc.	4,000	32,550
Macronix International Co., Ltd.	215,000	280,498
Makalot Industrial Co., Ltd.	44,077	388,154
MediaTek, Inc.	199,000	6,405,307
Medigen Vaccine Biologics Corp. (b)	16,000	157,068
Medtecs International Corp., Ltd.	45,200	12,818
Mega Financial Holding Co., Ltd.	1,497,601	1,718,510
Mercuries Life Insurance Co., Ltd. (b)	139,221	46,363
Merida Industry Co., Ltd.	22,000	229,956
Merry Electronics Co., Ltd.	23,000	72,763

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Microbio Co., Ltd. (b)	35,142	$67,149
Micro-Star International Co., Ltd.	81,000	373,586
Mitac Holdings Corp.	76,160	77,956
momo.com, Inc.	6,500	376,717
Motech Industries, Inc.	37,000	38,918
Namchow Holdings Co., Ltd.	43,000	75,472
Nan Kang Rubber Tire Co., Ltd.	67,000	98,462
Nan Ya Plastics Corp.	691,000	2,258,779
Nan Ya Printed Circuit Board Corp.	30,000	461,803
Nantex Industry Co., Ltd.	69,000	224,494
Nanya Technology Corp.	154,000	359,605
Nien Made Enterprise Co., Ltd.	26,000	367,774
Novatek Microelectronics Corp.	72,000	1,046,075
Nuvoton Technology Corp.	18,000	85,248
OBI Pharma, Inc. (b)	13,000	48,303
Oneness Biotech Co., Ltd. (b)	27,000	178,336
Oriental Union Chemical Corp. (b)	62,000	49,718
Pan Jit International, Inc.	62,000	196,119
Pan-International Industrial Corp.	108,000	150,657
PChome Online, Inc.	17,000	80,544
Pegatron Corp.	273,000	653,811
Pegavision Corp.	3,000	55,674
PharmaEssentia Corp. (b)	18,386	58,470
Phison Electronics Corp.	22,000	294,272
Pixart Imaging, Inc.	12,000	66,030
Pou Chen Corp.	277,000	333,742
Powertech Technology, Inc.	87,000	323,690
Poya International Co., Ltd.	6,180	104,423
President Chain Store Corp.	94,000	943,299
President Securities Corp.	86,320	70,786
Primax Electronics, Ltd.	35,000	63,876
Prince Housing & Development Corp.	113,000	56,098
Qisda Corp.	171,000	174,184
Quanta Computer, Inc.	364,000	1,007,304
Radiant Opto-Electronics Corp.	62,000	207,049
Radium Life Tech Co., Ltd.	184,000	68,994
RDC Semiconductor Co., Ltd. (b)	4,000	46,089
Realtek Semiconductor Corp.	59,000	1,039,456
Rexon Industrial Corp., Ltd.	15,000	37,168
RichWave Technology Corp.	12,600	105,506
Ruentex Development Co., Ltd.	162,457	332,881
Ruentex Industries, Ltd.	47,400	215,884
Run Long Construction Co., Ltd.	21,200	45,422
Sanyang Motor Co., Ltd.	55,000	51,841
SDI Corp.	35,000	157,147
Security Description	Shares	Value
Sea, Ltd. ADR (b)	9,000	$2,868,570
Sensortek Technology Corp.	2,000	41,331
Sercomm Corp.	27,000	60,053
Shanghai Commercial & Savings Bank, Ltd.	455,649	724,038
Shin Kong Financial Holding Co., Ltd.	1,404,889	466,816
Shin Zu Shing Co., Ltd.	18,742	69,291
Shining Building Business Co., Ltd. (b)	188,000	73,734
Shinkong Synthetic Fibers Corp.	122,000	89,042
Sigurd Microelectronics Corp.	67,078	141,395
Simplo Technology Co., Ltd.	21,000	215,961
Sinbon Electronics Co., Ltd.	27,000	227,042
Sino-American Silicon Products, Inc.	59,000	379,272
SinoPac Financial Holdings Co., Ltd.	1,411,281	701,170
Sitronix Technology Corp.	12,000	103,996
Soft-World International Corp.	32,000	99,994
Solar Applied Materials Technology Corp.	42,205	76,508
Sonix Technology Co., Ltd.	17,000	54,722
Sporton International, Inc.	11,550	90,513
St Shine Optical Co., Ltd.	6,000	64,602
Standard Foods Corp.	51,417	94,923
Sunny Friend Environmental Technology Co., Ltd.	8,000	56,549
Sunonwealth Electric Machine Industry Co., Ltd.	23,000	31,522
Sunplus Technology Co., Ltd.	58,000	73,697
Supreme Electronics Co., Ltd.	134,893	212,714
Swancor Holding Co., Ltd.	8,000	28,640
Syncmold Enterprise Corp.	28,000	69,328
Synnex Technology International Corp.	155,550	289,674
Systex Corp.	16,000	50,082
TA Chen Stainless Pipe (b)	208,420	338,674
Taichung Commercial Bank Co., Ltd.	251,172	104,374
TaiDoc Technology Corp.	5,000	31,945
Taigen Biopharmaceuticals Holdings, Ltd. (b)	126,000	77,229
TaiMed Biologics, Inc. (b)	15,000	42,487
Tainan Spinning Co., Ltd.	115,000	106,722
Taishin Financial Holding Co., Ltd.	1,408,175	911,605
Taiwan Business Bank	737,481	252,476
Taiwan Cement Corp.	650,504	1,184,734
Taiwan Cogeneration Corp.	134,000	185,917
Taiwan Cooperative Financial Holding Co., Ltd.	1,311,905	1,037,335
Taiwan Fertilizer Co., Ltd.	111,000	268,790
Taiwan Glass Industry Corp.	109,000	113,846

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Taiwan High Speed Rail Corp.	275,000	$291,738
Taiwan Hon Chuan Enterprise Co., Ltd.	101,000	255,680
Taiwan Mask Corp.	23,000	64,094
Taiwan Mobile Co., Ltd.	203,000	719,977
Taiwan Paiho, Ltd.	32,000	92,723
Taiwan Secom Co., Ltd.	24,000	83,954
Taiwan Semiconductor Co., Ltd.	23,000	52,652
Taiwan Semiconductor Manufacturing Co., Ltd.	3,228,000	66,761,765
Taiwan Shin Kong Security Co., Ltd.	33,000	45,082
Taiwan Styrene Monomer	154,000	110,853
Taiwan Surface Mounting Technology Corp.	30,000	108,600
Taiwan TEA Corp. (b)	161,000	120,104
Taiwan Union Technology Corp.	21,000	80,567
Tanvex BioPharma, Inc. (b)	16,536	26,946
TCI Co., Ltd.	7,000	56,776
Teco Electric and Machinery Co., Ltd.	246,000	274,363
Test Research, Inc.	44,000	87,708
Thinking Electronic Industrial Co., Ltd.	26,000	153,412
Ton Yi Industrial Corp.	184,000	89,646
Tong Hsing Electronic Industries, Ltd.	13,599	108,653
Tong Yang Industry Co., Ltd.	58,000	70,326
Topco Scientific Co., Ltd.	22,000	107,926
Topkey Corp.	8,000	39,880
TPK Holding Co., Ltd.	33,000	45,894
Transcend Information, Inc.	21,000	50,313
Tripod Technology Corp.	50,000	198,684
TSEC Corp. (b)	40,000	42,139
TSRC Corp.	58,000	64,941
TTY Biopharm Co., Ltd.	22,000	56,611
Tung Ho Steel Enterprise Corp. (b)	68,000	99,413
Tung Thih Electronic Co., Ltd.	8,000	48,961
TXC Corp.	39,000	145,437
U-Ming Marine Transport Corp.	67,000	164,131
Unimicron Technology Corp.	166,000	776,739
Union Bank Of Taiwan (b)	167,969	71,200
Uni-President Enterprises Corp.	634,880	1,551,104
Unitech Printed Circuit Board Corp. (b)	61,000	39,354
United Integrated Services Co., Ltd.	18,000	113,599
United Microelectronics Corp.	1,555,000	3,524,795
United Renewable Energy Co., Ltd. (b)	154,721	112,683
Security Description	Shares	Value
Universal Vision Biotechnology Co., Ltd.	5,000	$54,949
UPC Technology Corp.	80,000	71,888
USI Corp.	244,000	325,053
Vanguard International Semiconductor Corp.	113,000	606,531
VIA Labs, Inc.	1,000	14,585
Via Technologies, Inc.	23,000	35,511
Visual Photonics Epitaxy Co., Ltd.	20,000	83,608
Voltronic Power Technology Corp.	7,200	439,054
Wafer Works Corp.	50,000	112,603
Wah Lee Industrial Corp.	18,360	53,273
Walsin Lihwa Corp.	328,000	294,584
Walsin Technology Corp. (b)	34,000	184,242
Wan Hai Lines, Ltd.	74,800	540,677
Win Semiconductors Corp.	43,000	472,818
Winbond Electronics Corp.	403,000	377,884
Wisdom Marine Lines Co., Ltd.	48,000	138,733
Wistron Corp.	358,842	352,756
Wistron NeWeb Corp.	36,000	93,751
Wiwynn Corp.	9,000	278,692
WPG Holdings, Ltd.	193,480	335,167
WT Microelectronics Co., Ltd.	37,000	80,067
XinTec, Inc.	17,000	76,535
Xxentria Technology Materials Corp.	32,000	76,337
Yageo Corp.	52,962	830,113
Yang Ming Marine Transport Corp. (b)	217,000	914,043
YC INOX Co., Ltd. (b)	86,531	114,973
YFY, Inc.	119,000	144,561
Yieh Phui Enterprise Co., Ltd. (b)	104,000	112,449
Yuanta Financial Holding Co., Ltd.	1,345,142	1,186,809
Yulon Finance Corp.	25,300	146,917
Yulon Motor Co., Ltd.	71,205	107,946
Zhen Ding Technology Holding, Ltd.	82,000	288,310
		181,749,080
TANZANIA, UNITED REPUBLIC OF — 0.0% (a)
AngloGold Ashanti, Ltd.	54,697	877,091
THAILAND — 0.5%
Advanced Info Service PCL	159,300	922,796
AEON Thana Sinsap Thailand PCL	10,400	55,942
Airports of Thailand PCL	583,900	1,052,694
Amata Corp. PCL	98,300	52,585
AP Thailand PCL	621,274	149,649
Asia Aviation PCL NVDR (b)(c)	705,600	56,027
Asset World Corp. PCL (b)	914,400	125,938

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
B Grimm Power PCL	246,100	$298,215
Bangchak Corp. PCL	98,500	80,058
Bangkok Chain Hospital PCL	162,000	102,462
Bangkok Commercial Asset Management PCL	166,700	90,654
Bangkok Dusit Medical Services PCL Class F	1,138,300	767,053
Bangkok Expressway & Metro PCL	782,100	202,257
Bangkok Land PCL	1,469,600	46,909
Bangkok Life Assurance PCL NVDR	60,300	51,382
Banpu PCL (c)	1,001,866	367,168
Banpu Power PCL	91,700	47,971
BCPG PCL	4,100	1,660
Berli Jucker PCL	355,900	347,117
BTS Group Holdings PCL	909,400	252,648
Bumrungrad Hospital PCL	69,400	290,235
Carabao Group PCL Class F	35,300	125,196
Central Pattana PCL	281,500	440,949
Central Plaza Hotel PCL (b)	56,800	57,497
Central Retail Corp. PCL	184,325	182,500
CH Karnchang PCL	146,300	87,343
Charoen Pokphand Foods PCL	523,500	398,408
Chularat Hospital PCL Class F	887,900	98,670
CK Power PCL	64,900	10,358
Com7 PCL Class F	84,500	167,951
CP ALL PCL	853,600	1,601,998
Delta Electronics Thailand PCL	33,600	466,736
Dohome PCL	84,600	59,509
Eastern Polymer Group PCL Class F	280,400	93,646
Electricity Generating PCL	29,200	150,164
Energy Absolute PCL	170,713	309,034
GFPT PCL	131,000	48,009
Global Power Synergy PCL Class F	74,500	166,241
Gulf Energy Development PCL	352,620	432,503
Gunkul Engineering PCL	705,600	101,351
Hana Microelectronics PCL	82,100	191,692
Home Product Center PCL	711,300	285,907
Indorama Ventures PCL	175,900	231,345
Intouch Holdings PCL Class F	126,500	300,968
IRPC PCL	971,500	119,446
Jasmine International PCL	363,100	30,692
Jay Mart PCL	49,300	57,554
JMT Network Services PCL Class F	46,900	61,683
KCE Electronics PCL	77,000	179,215
Kiatnakin Phatra Bank PCL	25,400	41,101
Krung Thai Bank PCL	364,900	118,632
Krungthai Card PCL	93,000	150,488
Security Description	Shares	Value
Land & Houses PCL	855,300	$200,964
Major Cineplex Group PCL (b)	75,245	48,036
MBK PCL (b)	118,664	48,749
Mega Lifesciences PCL	17,200	25,417
Minor International PCL (b)	380,328	354,081
MK Restaurants Group PCL	80,900	127,919
Muangthai Capital PCL	89,200	153,566
Origin Property PCL Class F	286,100	84,557
Osotspa PCL	292,600	294,027
Plan B Media PCL Class F	267,000	48,926
Pruksa Holding PCL	44,000	16,906
PTG Energy PCL	109,300	52,332
PTT Exploration & Production PCL	167,400	581,336
PTT Global Chemical PCL	293,100	547,911
PTT Oil & Retail Business PCL	348,900	283,575
PTT PCL	1,373,300	1,582,938
Quality Houses PCL	981,000	63,206
Ratch Group PCL	108,600	145,239
Ratchthani Leasing PCL	447,000	53,109
Sansiri PCL	1,966,900	69,759
SCG Packaging PCL	115,700	206,882
Siam Cement PCL	96,165	1,142,554
Siam City Cement PCL	8,800	41,874
Siam Commercial Bank PCL	191,100	689,056
Siamgas & Petrochemicals PCL (c)	242,200	105,942
Singha Estate PCL (b)	705,600	42,960
Sino-Thai Engineering & Construction PCL	104,500	42,004
SPCG PCL	112,855	57,703
Sri Trang Agro-Industry PCL	86,400	85,545
Sri Trang Gloves Thailand PCL (c)	169,000	156,088
Srisawad Corp. PCL	84,900	158,082
Star Petroleum Refining PCL (b)	208,500	60,698
Supalai PCL	161,300	95,345
Super Energy Corp. PCL	3,551,400	97,615
Thai Oil PCL	117,200	180,987
Thai Union Group PCL Class F	372,800	239,094
Thai Vegetable Oil PCL (c)	83,600	77,213
Thanachart Capital PCL	32,400	32,558
Thonburi Healthcare Group PCL	111,000	107,440
Thoresen Thai Agencies PCL	20,700	7,953
Tipco Asphalt PCL (c)	85,400	46,442
Tisco Financial Group PCL	54,200	146,974
TOA Paint Thailand PCL	51,700	51,188
TPI Polene Power PCL	409,400	51,304
TQM Corp. PCL	18,600	57,446
True Corp. PCL (c)	1,013,112	113,782
TTW PCL	540,600	188,535
VGI PCL	744,300	134,187

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Vinythai PCL	85,300	$94,540
WHA Corp. PCL	1,082,500	99,820
		21,522,570
TURKEY — 0.1%
Akbank T.A.S.	468,818	281,262
Anadolu Anonim Turk Sigorta Sirketi	48,675	32,947
Anadolu Efes Biracilik Ve Malt Sanayii A/S	41,534	100,045
Aselsan Elektronik Sanayi Ve Ticaret A/S	95,465	162,686
Bera Holding A/S (b)	27,072	31,813
BIM Birlesik Magazalar A/S	83,621	601,444
Coca-Cola Icecek A/S	7,067	67,212
Dogan Sirketler Grubu Holding A/S	36,502	10,436
Eldorado Gold Corp. (b)	23,000	177,922
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	158,361	31,907
Enerjisa Enerji AS (d)	1,575	1,847
Eregli Demir ve Celik Fabrikalari TAS	122,270	225,381
Ford Otomotiv Sanayi A/S	8,284	155,810
Gubre Fabrikalari TAS (b)	1,906	10,439
Haci Omer Sabanci Holding A/S	140,790	153,597
KOC Holding A/S	93,221	237,348
Koza Altin Isletmeleri A/S (b)	8,941	95,840
Migros Ticaret A/S (b)	17,677	62,337
Oyak Cimento Fabrikalari A/S (b)	22,885	16,932
Pegasus Hava Tasimaciligi A/S (b)	148	1,297
Petkim Petrokimya Holding A/S (b)	532,531	390,908
Sok Marketler Ticaret AS	45,420	60,100
TAV Havalimanlari Holding A/S (b)	12,185	35,683
Tekfen Holding A/S	45,605	70,313
Tofas Turk Otomobil Fabrikasi A/S	9,962	58,308
Turk Hava Yollari AO (b)	91,754	144,878
Turkcell Iletisim Hizmetleri A/S	171,753	294,988
Turkiye Garanti Bankasi A/S	329,673	342,084
Turkiye Halk Bankasi A/S (b)	157,461	76,212
Turkiye Is Bankasi A/S Class C	411,468	239,285
Turkiye Petrol Rafinerileri AS (b)	12,883	167,692
Turkiye Sise ve Cam Fabrikalari A/S	165,228	152,316
Turkiye Vakiflar Bankasi TAO Class D (b)	317,534	116,087
Ulker Biskuvi Sanayi A/S	46,847	100,821
Security Description	Shares	Value
Yapi ve Kredi Bankasi A/S	426,675	$115,743
		4,823,920
UKRAINE — 0.0% (a)
Ferrexpo PLC	48,387	213,474
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	319,582	651,667
Abu Dhabi Islamic Bank PJSC	166,833	262,263
Abu Dhabi National Oil Co. for Distribution PJSC	237,788	269,305
Air Arabia PJSC (b)	303,107	111,746
Aldar Properties PJSC	442,425	489,025
Amanat Holdings PJSC (b)	296,164	87,080
Dana Gas PJSC	290,758	83,259
Dubai Investments PJSC	239,259	113,035
Dubai Islamic Bank PJSC	207,874	279,133
Emaar Development PJSC (b)	40,037	41,855
Emaar Properties PJSC	402,874	445,283
Emirates NBD Bank PJSC	290,148	1,121,681
Emirates Telecommunications Group Co. PJSC	198,593	1,298,183
First Abu Dhabi Bank PJSC	514,263	2,489,306
National Central Cooling Co. PJSC	150,191	109,991
Network International Holdings PLC (b)(d)	53,799	263,537
		8,116,349
UNITED KINGDOM — 7.7%
3i Group PLC	129,849	2,231,954
888 Holdings PLC	47,272	274,079
A.G. Barr PLC (b)	16,160	112,651
AB Dynamics PLC (c)	2,636	71,796
Abcam PLC (b)	25,971	524,570
Abrdn PLC	271,177	928,067
Admiral Group PLC	26,008	1,087,471
Advanced Medical Solutions Group PLC	26,844	111,109
AJ Bell PLC	33,041	177,758
Alliance Pharma PLC	64,517	90,819
Alpha FX Group PLC	2,831	76,153
AO World PLC (b)	62,970	184,585
Argo Blockchain PLC (b)	44,352	69,186
Arrow Global Group PLC (b)	19,524	80,818
Ascential PLC (b)	64,330	355,081
Ashmore Group PLC	56,656	259,358
Ashtead Group PLC	59,326	4,487,814
ASOS PLC (b)	9,035	365,714
Associated British Foods PLC	48,261	1,202,194
Assura PLC REIT	359,027	346,369
Aston Martin Lagonda Global Holdings PLC (b)(d)	7,558	195,205

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
AstraZeneca PLC	203,254	$24,512,985
Auction Technology Group PLC (b)	10,755	192,870
Auto Trader Group PLC (d)	127,495	1,006,160
Avacta Group PLC (b)(c)	27,428	43,270
AVEVA Group PLC	15,425	746,034
Aviva PLC	522,255	2,769,839
Avon Protection PLC	3,300	86,410
B&M European Value Retail SA	123,165	977,807
Babcock International Group PLC (b)	22,867	114,086
BAE Systems PLC	428,120	3,244,891
Balfour Beatty PLC	104,474	379,623
Barclays PLC	2,207,357	5,612,799
Barratt Developments PLC	135,721	1,200,591
Beazley PLC (b)	93,520	478,163
Bellway PLC	15,328	676,544
Berkeley Group Holdings PLC	15,218	889,292
Biffa PLC (b)(d)	34,869	169,256
Big Yellow Group PLC REIT	20,589	387,269
Blue Prism Group PLC (b)	8,409	130,390
BMO Commercial Property Trust REIT	74,028	96,122
Bodycote PLC	21,971	257,620
boohoo Group PLC (b)	126,459	369,349
BP PLC	2,660,366	12,126,120
Breedon Group PLC	243,700	324,321
Brewin Dolphin Holdings PLC	34,485	178,087
British American Tobacco PLC	286,639	10,026,393
British Land Co. PLC REIT	108,042	717,431
Britvic PLC	30,709	369,967
BT Group PLC (b)	1,147,497	2,461,751
Bunzl PLC	44,605	1,472,757
Burberry Group PLC	54,728	1,332,834
Bytes Technology Group PLC (b)	26,358	180,187
Cairn Energy PLC	47,612	120,223
Capita PLC (b)	140,018	95,450
Capital & Counties Properties PLC REIT	83,250	186,448
Central Asia Metals PLC	16,997	50,763
Centrica PLC (b)	845,805	642,722
Ceres Power Holdings PLC (b)(c)	9,864	141,826
Chemring Group PLC	34,596	148,806
Civitas Social Housing PLC REIT	94,438	111,205
CK Hutchison Holdings, Ltd.	353,524	2,358,403
Clinigen Healthcare, Ltd.	15,294	130,948
Clipper Logistics PLC	7,177	70,643
Close Brothers Group PLC	17,414	363,238
CLS Holdings PLC	22,420	66,931
CMC Markets PLC (d)	21,347	81,744
CNH Industrial NV	130,633	2,196,955
Security Description	Shares	Value
Coats Group PLC	149,632	$135,984
Coca-Cola Europacific Partners PLC (e)	11,838	651,039
Coca-Cola European Partners PLC (e)	14,400	796,176
Compass Group PLC (b)	234,080	4,790,586
Computacenter PLC	11,525	419,523
ConvaTec Group PLC (d)	224,527	653,921
Countryside Properties PLC (b)(d)	72,392	490,466
Craneware PLC	6,020	196,433
Cranswick PLC	6,537	314,842
Crest Nicholson Holdings PLC	28,002	144,607
Croda International PLC	17,813	2,042,401
Currys PLC	135,517	243,937
Custodian REIT PLC	48,411	60,771
CVS Group PLC (b)	8,348	271,316
DCC PLC	13,320	1,111,217
Dechra Pharmaceuticals PLC	13,327	871,519
Derwent London PLC REIT	12,205	565,916
Diageo PLC	307,167	14,881,980
Diploma PLC	17,596	669,563
Direct Line Insurance Group PLC	169,561	662,106
Domino's Pizza Group PLC	46,932	250,718
dotdigital group PLC	32,796	106,571
Dr. Martens PLC (b)	54,543	289,760
Draper Esprit PLC (b)	23,520	319,035
Drax Group PLC	63,387	411,784
DS Smith PLC	180,596	998,081
Dunelm Group PLC	14,863	284,976
easyJet PLC (b)(c)	38,545	340,548
Electrocomponents PLC	59,739	865,428
Elementis PLC (b)	57,380	115,279
EMIS Group PLC	9,755	183,153
Empiric Student Property PLC REIT (b)	78,997	94,373
Entain PLC (b)	75,399	2,155,035
Equiniti Group PLC (b)(d)	78,455	189,355
Ergomed PLC (b)	3,965	70,570
Essentra PLC	32,340	116,645
Eurasia Mining PLC (b)(c)	194,764	65,653
Euromoney Institutional Investor PLC	11,681	159,193
Experian PLC	120,792	5,063,560
FD Technologies PLC (b)	2,570	81,434
Fevertree Drinks PLC	15,380	482,979
Firstgroup PLC (b)	134,961	161,866
Forterra PLC (d)	29,434	110,132
Frasers Group PLC (b)	35,574	325,542
Frontier Developments PLC (b)	5,571	184,036
Funding Circle Holdings PLC (b)(d)	129,936	269,456
Future PLC	14,106	701,832

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Games Workshop Group PLC	4,008	$555,010
Gamesys Group PLC	8,539	213,001
Gamma Communications PLC	9,918	243,398
GB Group PLC	23,172	270,260
GCP Student Living PLC REIT	70,906	202,207
Genuit Group PLC	40,497	377,391
Genus PLC	9,334	682,857
GlaxoSmithKline PLC	661,199	12,487,720
Go-Ahead Group PLC (b)	4,113	44,754
Grafton Group PLC	32,158	546,909
Grainger PLC	77,524	318,327
Great Portland Estates PLC REIT	31,129	312,665
Greatland Gold PLC (b)	394,830	85,544
Greggs PLC	13,700	540,563
Halfords Group PLC	44,124	180,864
Halma PLC	48,901	1,866,571
Hammerson PLC REIT (c)	440,921	190,387
Harbour Energy PLC (b)(c)	28,296	138,207
Hargreaves Lansdown PLC	48,728	936,268
Hays PLC	246,248	536,890
Helical PLC	16,644	99,351
Hill & Smith Holdings PLC	8,788	215,183
Hiscox, Ltd.	50,337	567,819
HomeServe PLC	36,489	445,014
Hotel Chocolat Group PLC (b)	15,284	83,463
Howden Joinery Group PLC	83,256	1,003,005
HSBC Holdings PLC	2,683,222	14,039,598
Hunting PLC	13,720	41,716
Ibstock PLC (d)	43,773	121,575
Ideagen PLC	48,596	208,040
IG Design Group PLC	11,749	76,833
IG Group Holdings PLC	44,995	486,569
IMI PLC	33,546	750,847
Imperial Brands PLC	125,909	2,635,451
Inchcape PLC	56,716	620,196
Indivior PLC (b)	116,804	339,869
Informa PLC (b)	193,267	1,422,280
IntegraFin Holdings PLC	32,975	230,757
InterContinental Hotels Group PLC (b)	23,459	1,498,949
Intermediate Capital Group PLC	40,124	1,099,476
Intertek Group PLC	20,562	1,375,894
iomart Group PLC	15,727	45,804
IP Group PLC	109,619	206,927
IQE PLC (b)(c)	95,123	60,859
ITM Power PLC (b)(c)	61,025	350,847
ITV PLC (b)	437,161	625,656
J D Wetherspoon PLC (b)	16,884	237,445
J Sainsbury PLC	230,085	882,488
JD Sports Fashion PLC	70,450	990,767
JET2 PLC (b)	20,582	356,876
Security Description	Shares	Value
John Wood Group PLC (b)	74,508	$230,342
Johnson Matthey PLC	24,049	863,414
Johnson Service Group PLC (b)	54,408	110,335
Judges Scientific PLC	534	54,630
Jupiter Fund Management PLC	47,696	160,777
Just Eat Takeaway (b)(d)	5,995	435,219
Just Eat Takeaway.com NV (b)(d)	16,653	1,217,365
Just Group PLC (b)	106,609	130,018
Kainos Group PLC	12,651	320,178
Kape Technologies PLC (b)	29,246	167,200
Keller Group PLC	10,427	133,844
Kingfisher PLC	280,191	1,265,639
Lancashire Holdings, Ltd.	26,818	202,119
Land Securities Group PLC REIT	96,665	901,584
Learning Technologies Group PLC	57,069	165,594
Legal & General Group PLC	792,515	2,979,646
Liontrust Asset Management PLC	6,558	187,903
Lloyds Banking Group PLC	9,287,038	5,784,521
London Stock Exchange Group PLC	43,496	4,361,728
LondonMetric Property PLC REIT	115,980	373,107
Luceco PLC (d)	24,414	107,479
LXI REIT PLC	81,938	151,878
M&G PLC	323,067	883,308
Man Group PLC	170,188	468,813
Marks & Spencer Group PLC (b)	235,710	578,986
Marshalls PLC	22,123	221,731
Marston's PLC (b)	55,445	60,555
Meggitt PLC (b)	108,961	1,075,767
Melrose Industries PLC	561,713	1,305,052
Micro Focus International PLC ADR	15,603	84,880
Micro Focus International PLC	27,764	152,819
Mitchells & Butlers PLC (b)	30,869	98,561
Mitie Group PLC (b)	176,377	168,851
Mondi PLC (e)	15,186	374,299
Moneysupermarket.com Group PLC	59,348	170,447
Moonpig Group PLC (b)	18,827	80,979
Morgan Advanced Materials PLC	31,654	153,864
Morgan Sindall Group PLC	4,942	158,926
Naked Wines PLC (b)	7,158	66,885
National Express Group PLC (b)	80,953	263,277
National Grid PLC	465,905	5,555,507
Natwest Group PLC	771,873	2,328,727
NCC Group PLC	31,770	110,091

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Next PLC	16,970	$1,868,031
Ninety One PLC	40,079	139,100
Numis Corp. PLC	1,570	7,600
Ocado Group PLC (b)	61,994	1,386,408
On the Beach Group PLC (b)(d)	15,830	81,269
OSB Group PLC	52,042	351,205
Oxford Biomedica PLC (b)	16,489	344,166
Pagegroup PLC	38,313	320,805
Paragon Banking Group PLC	29,516	217,098
Pearson PLC	101,410	973,230
Pennon Group PLC	34,179	521,353
Persimmon PLC	40,769	1,459,129
Petrofac, Ltd. (b)(c)	14,738	33,318
Pets at Home Group PLC	57,539	372,863
Phoenix Group Holdings PLC	89,950	778,185
Picton Property Income, Ltd. REIT	95,313	122,090
Playtech PLC (b)	51,033	322,858
Polar Capital Holdings PLC	9,057	98,917
Premier Foods PLC	54,995	86,462
Primary Health Properties PLC REIT	205,641	417,522
Provident Financial PLC (b)	25,086	112,677
Prudential PLC	341,150	6,624,824
PZ Cussons PLC	23,269	70,750
QinetiQ Group PLC	81,230	351,850
Quilter PLC (d)	210,171	403,315
Rank Group PLC (b)	31,507	73,070
Rathbone Brothers PLC	6,585	178,364
Reach PLC	36,256	170,856
Reckitt Benckiser Group PLC	93,959	7,386,642
Redde Northgate PLC	40,263	218,240
Redrow PLC	42,322	380,333
Regional REIT, Ltd. (d)	91,945	109,514
RELX PLC (e)	237,707	6,847,515
RELX PLC (e)	16,922	490,105
Renishaw PLC	4,188	266,064
Rentokil Initial PLC	236,772	1,860,633
Restaurant Group PLC (b)	136,741	189,906
Restore PLC	14,057	93,063
Rightmove PLC	115,401	1,060,963
Rolls-Royce Holdings PLC (b)	1,073,257	2,005,952
Rotork PLC	126,313	594,056
Royal Mail PLC	103,283	584,509
RWS Holdings PLC	33,381	281,983
S4 Capital PLC (b)	43,001	489,934
Sabre Insurance Group PLC (d)	28,770	84,640
Safestore Holdings PLC REIT	23,762	336,094
Saga PLC (b)	12,850	60,982
Sage Group PLC	145,808	1,389,312
Savills PLC	22,943	417,935
Schroders PLC	17,616	848,981
Secure Income REIT PLC	33,683	189,387
Security Description	Shares	Value
Segro PLC REIT	160,318	$2,577,138
Senior PLC (b)	88,720	205,995
Serco Group PLC	135,092	243,530
Serica Energy PLC	48,012	149,866
Severn Trent PLC	31,365	1,098,835
Shaftesbury PLC REIT (c)	21,049	171,966
SIG PLC (b)	86,698	56,042
Silence Therapeutics PLC (b)	14,645	102,880
Smart Metering Systems PLC	13,920	156,909
Smith & Nephew PLC	113,515	1,956,997
Smiths Group PLC	53,269	1,027,899
Softcat PLC	18,219	497,699
Spectris PLC	14,024	728,353
Spirax-Sarco Engineering PLC	9,662	1,945,421
Spire Healthcare Group PLC (b)(d)	49,079	136,322
Spirent Communications PLC	99,712	375,913
SSE PLC	135,711	2,859,428
SSP Group PLC (b)	114,261	423,033
St James's Place PLC	69,615	1,405,285
Stagecoach Group PLC (b)	45,711	52,019
Standard Chartered PLC	354,243	2,072,286
SThree PLC	15,499	121,209
Strix Group PLC	18,454	84,974
Subsea 7 SA	31,878	276,623
Sumo Group PLC (b)	13,613	89,389
Synthomer PLC	39,004	261,693
Tate & Lyle PLC	56,841	530,206
Taylor Wimpey PLC	492,321	1,027,558
Team17 Group PLC (b)	10,609	109,431
Telecom Plus PLC	6,746	110,607
Tesco PLC	1,024,519	3,491,597
TORM PLC Class A	8,442	64,924
TP ICAP Group PLC	110,676	238,261
Trainline PLC (b)(d)	60,301	285,712
Travis Perkins PLC	28,455	585,465
Tritax Big Box REIT PLC	244,813	700,481
UK Commercial Property REIT, Ltd.	128,022	126,370
Ultra Electronics Holdings PLC	11,441	499,201
Unilever PLC	343,910	18,631,842
UNITE Group PLC REIT	41,393	607,237
United Utilities Group PLC	91,310	1,189,269
Vesuvius PLC	33,163	216,459
Victoria PLC (b)	10,073	125,497
Victrex PLC	10,691	341,195
Virgin Money UK PLC (b)	176,467	483,399
Vistry Group PLC	26,818	441,876
Vodafone Group PLC	3,655,229	5,566,054
Volex PLC	14,405	84,587
Warehouse Reit PLC	89,420	177,478
Watkin Jones PLC	28,675	87,381
Weir Group PLC (b)	31,658	715,135
WH Smith PLC (b)	15,059	346,058

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Whitbread PLC (b)	26,257	$1,168,289
Wickes Group PLC	31,885	97,850
Wm Morrison Supermarkets PLC	326,017	1,294,578
Workspace Group PLC REIT	15,631	173,878
WPP PLC	155,406	2,083,530
Young & Co's Brewery PLC Class A (b)	2,735	56,791
		329,227,721
UNITED STATES — 0.6%
Argonaut Gold, Inc. (b)	70,000	151,952
Avast PLC (d)	92,960	711,696
Bausch Health Cos., Inc. (b)	41,500	1,157,027
Brookfield Renewable Corp. Class A	16,500	640,802
BRP, Inc.	5,267	487,432
Burford Capital, Ltd.	22,687	247,779
Carnival PLC (b)	23,276	527,046
Charlottes Web Holdings, Inc. (b)	10,700	21,115
Cineworld Group PLC (b)(c)	111,775	117,592
CyberArk Software, Ltd. (b)	4,983	786,417
Diversified Energy Co. PLC	100,217	159,646
Energy Fuels, Inc. (b)	17,400	121,691
Ferguson PLC	29,545	4,104,384
Globant SA (b)	5,300	1,489,353
Inmode, Ltd. (b)	4,000	637,800
James Hardie Industries PLC	58,230	2,063,774
JBS SA	135,800	923,876
Parade Technologies, Ltd.	10,000	585,353
Primo Water Corp.	23,700	373,221
QIAGEN NV (b)	30,714	1,594,344
Razer, Inc. (b)(c)(d)	126,000	25,560
REC Silicon ASA (b)(c)	36,713	54,980
Reliance Worldwide Corp., Ltd.	101,916	370,285
Renalytix PLC (b)	5,727	55,977
Rhi Magnesita NV	3,069	135,646
Sims, Ltd.	21,617	202,896
Stellantis NV (e)	119,689	2,282,248
Stellantis NV (e)	140,328	2,671,983
Swiss Re AG	39,983	3,409,263
Taro Pharmaceutical Industries, Ltd. (b)	2,400	152,712
Tenaris SA	62,509	657,878
Titan Cement International SA (b)	4,292	71,266
UroGen Pharma, Ltd. (b)(c)	2,000	33,640
Vobile Group, Ltd. (b)(c)	172,000	135,878
		27,162,512
ZAMBIA — 0.0% (a)
First Quantum Minerals, Ltd.	75,100	1,390,137
TOTAL COMMON STOCKS (Cost $3,268,238,335)		4,068,281,001

Security Description	Shares	Value
RIGHTS — 0.0% (a)
CHILE — 0.0% (a)
Itau CorpBanca Chile SA (expiring 11/02/21) (b)	15,766,339	$3,302
FRANCE — 0.0% (a)
Veolia Environnement SA (expiring 10/1/21) (b)	73,420	60,948
GERMANY — 0.0% (a)
Borussia Dortmund GmbH & Co. KGaA (expiring 10/04/21) (b)	6,662	131
Deutsche Lufthansa AG (expiring 10/5/21) (b) (c)	34,273	81,428
		81,559
INDIA — 0.0% (a)
Bharti Airtel, Ltd. (expiring 10/21/21) (b)	22,341	46,140
SOUTH KOREA — 0.0% (a)
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (b)	158	10,702
Jeju Air Co., Ltd. (expiring 10/19/21) (b)	441	1,503
Jin Air Co., Ltd. (expiring 11/02/21) (b)	281	1,495
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (b)	17,015	15,377
		29,077
TOTAL RIGHTS (Cost $142,282)		221,026
WARRANTS — 0.0% (a)
CANADA — 0.0% (a)
Cenovus Energy, Inc. (expiring 01/01/26) (b)	2,437	14,389
ITALY — 0.0% (a)
Webuild SpA (expiring 08/02/30) (b) (c) (f)	2,371	—
MALAYSIA — 0.0% (a)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	4,325
Scientex Bhd (expiring 01/14/26) (b)	4,960	1,682
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	3,046
VS Industry Bhd (expiring 06/14/24) (b)	88,800	11,666
		20,719
THAILAND — 0.0% (a)
Banpu Public Co. (expiring 10/01/22) (b)	250,466	36,272
Banpu Public Co. (expiring 10/01/23) (b)	250,466	54,779

See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
BTS Group Holdings PCL (expiring 07/21/22) (b)	90,940	$2,150
BTS Group Holdings PCL (expiring 07/22/22) (b)	181,880	2,150
BTS Group Holdings PCL (expiring 09/05/22) (b)	45,470	2,258
Jay Mart PCL (expiring 07/26/25) (b)	2,435	1,159
MBK PCL (expiring 05/15/24) (b)	4,746	1,487
Minor International PCL (expiring 2/15/24) (b)	11,489	1,358
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,396	1,064
		102,677
TOTAL WARRANTS (Cost $9,081)		137,785
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (g) (h)	168,303,463	168,303,463
State Street Navigator Securities Lending Portfolio II (i) (j)	92,622,893	92,622,893
TOTAL SHORT-TERM INVESTMENTS (Cost $260,926,356)		260,926,356
TOTAL INVESTMENTS — 101.3% (Cost $3,529,316,054)		4,329,566,168
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(54,476,622)
NET ASSETS — 100.0%		$4,275,089,546

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2021.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the security is $178,743, representing less than 0.05% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	1,210	12/17/2021	$78,829,501	$75,358,800	$(3,470,701)
MSCI EAFE Index (long)	1,097	12/17/2021	129,885,179	124,344,950	(5,540,229)
S&P/TSX 60 Index (long)	30	12/16/2021	5,807,840	5,664,917	(142,923)
Total unrealized appreciation/depreciation on open futures contracts.					$(9,153,853)
See accompanying notes to schedule of investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$705,297,768	$3,362,804,490	$178,743 (a)	$4,068,281,001
Rights	83,062	137,964	—	221,026
Warrants	42,434	95,351	0(a)	137,785
Short-Term Investments	260,926,356	—	—	260,926,356
TOTAL INVESTMENTS	$966,349,620	$3,363,037,805	$178,743	$4,329,566,168
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(9,153,853)	—	—	(9,153,853)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(9,153,853)	$—	$—	$(9,153,853)
(a)	Fund held Level 3 securities that were valued at $0 at September 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Industries as of September 30, 2021

Description	% of Net Assets
Banks	9.8%
Semiconductors	5.3
Pharmaceuticals	5.2
Internet	4.5
Insurance	3.7
TOTAL	28.5%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,930,230	$142,930,230	$888,587,388	$863,214,155	$—	$—	168,303,463	$168,303,463	$32,357
State Street Navigator Securities Lending Portfolio II	42,151,995	42,151,995	298,221,974	247,751,076	—	—	92,622,893	92,622,893	423,673
Total		$185,082,225	$1,186,809,362	$1,110,965,231	$—	$—		$260,926,356	$456,030
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2021 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0%
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
GAMCO Investors, Inc. 4.00%, 6/15/2023 (b)	$1,000	$995
	Shares
COMMON STOCKS — 98.7%
AEROSPACE & DEFENSE — 0.9%
AAR Corp. (c)	6,141	199,153
Aerojet Rocketdyne Holdings, Inc.	13,612	592,803
AeroVironment, Inc. (c)	4,145	357,796
AerSale Corp. (c) (d)	1,600	27,200
Astronics Corp. (c)	4,468	62,820
Axon Enterprise, Inc. (c)	11,965	2,094,114
BWX Technologies, Inc.	17,426	938,564
Byrna Technologies, Inc. (c)	3,400	74,324
Curtiss-Wright Corp.	7,615	960,861
Ducommun, Inc. (c)	2,000	100,700
HEICO Corp.	8,246	1,087,400
HEICO Corp. Class A	14,464	1,712,972
Hexcel Corp. (c)	15,317	909,677
Kaman Corp.	4,999	178,314
Kratos Defense & Security Solutions, Inc. (c)	22,400	499,744
Maxar Technologies, Inc.	12,976	367,480
Mercury Systems, Inc. (c)	10,200	483,684
Moog, Inc. Class A	5,321	405,620
National Presto Industries, Inc.	890	73,051
PAE, Inc. (c) (d)	12,200	72,956
Park Aerospace Corp.	3,500	47,880
Parsons Corp. (c)	4,851	163,770
Spirit AeroSystems Holdings, Inc. Class A	19,342	854,723
Triumph Group, Inc. (c)	11,545	215,083
Vectrus, Inc. (c)	2,000	100,560
Virgin Galactic Holdings, Inc. (c)	32,900	832,370
		13,413,619
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (c)	10,700	276,167
Atlas Air Worldwide Holdings, Inc. (c)	5,235	427,595
Echo Global Logistics, Inc. (c)	4,836	230,725
Forward Air Corp.	4,951	411,032
GXO Logistics, Inc. (c)	17,790	1,395,447
Hub Group, Inc. Class A (c)	6,017	413,669
Radiant Logistics, Inc. (c)	7,253	46,347
		3,200,982
Security Description	Shares	Value
AIRLINES — 0.2%
Allegiant Travel Co. (c)	2,850	$557,118
Copa Holdings SA Class A (c) (d)	5,791	471,272
Frontier Group Holdings, Inc. (c)	6,100	96,319
Hawaiian Holdings, Inc. (c)	9,145	198,081
JetBlue Airways Corp. (c)	58,536	895,015
Mesa Air Group, Inc. (c)	6,400	49,024
SkyWest, Inc. (c)	9,403	463,944
Spirit Airlines, Inc. (c)	17,969	466,116
Sun Country Airlines Holdings, Inc. (c)	3,000	100,620
		3,297,509
AUTO COMPONENTS — 0.8%
Adient PLC (c)	17,200	712,940
American Axle & Manufacturing Holdings, Inc. (c)	20,250	178,403
Cooper-Standard Holdings, Inc. (c)	3,190	69,893
Dana, Inc.	26,442	588,070
Dorman Products, Inc. (c)	4,927	466,439
Fox Factory Holding Corp. (c)	7,697	1,112,524
Gentex Corp.	44,023	1,451,879
Gentherm, Inc. (c)	6,085	492,459
Goodyear Tire & Rubber Co. (c)	50,616	895,903
LCI Industries	4,613	621,048
Lear Corp.	11,051	1,729,260
Modine Manufacturing Co. (c)	9,483	107,442
Motorcar Parts of America, Inc. (c)	3,600	70,200
Patrick Industries, Inc.	4,128	343,862
QuantumScape Corp. (c) (d)	37,901	930,091
Standard Motor Products, Inc.	3,843	167,978
Stoneridge, Inc. (c)	4,582	93,427
Tenneco, Inc. Class A (c)	12,768	182,199
Visteon Corp. (c)	5,058	477,425
XL Fleet Corp. (c) (d)	6,700	41,272
XPEL, Inc. (c) (d)	3,300	250,338
		10,983,052
AUTOMOBILES — 0.2%
Arcimoto, Inc. (c)	4,800	54,864
Canoo, Inc. (c) (d)	19,300	148,417
Fisker, Inc. (c)	29,900	438,035
Harley-Davidson, Inc.	28,201	1,032,438
Lordstown Motors Corp. Class A (c) (d)	20,500	163,590
Thor Industries, Inc.	9,901	1,215,447
Winnebago Industries, Inc.	5,900	427,455
Workhorse Group, Inc. (c) (d)	22,275	170,404
		3,650,650
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
BANKS — 4.7%
1st Source Corp.	3,120	$147,389
Allegiance Bancshares, Inc.	3,600	137,340
Altabancorp	3,241	143,123
Amalgamated Financial Corp.	2,500	39,550
Amerant Bancorp, Inc. (c)	3,800	94,012
American National Bankshares, Inc.	2,000	66,080
Ameris Bancorp	12,159	630,809
Arrow Financial Corp.	2,630	90,367
Associated Banc-Corp.	27,730	593,977
Atlantic Capital Bancshares, Inc. (c)	3,799	100,636
Atlantic Union Bankshares Corp.	14,407	530,898
Banc of California, Inc.	8,254	152,616
BancFirst Corp.	3,052	183,486
Bancorp, Inc. (c)	9,400	239,230
BancorpSouth Bank	18,655	555,546
Bank First Corp.	1,200	85,044
Bank of Hawaii Corp.	7,326	601,977
Bank of Marin Bancorp	2,844	107,361
Bank of NT Butterfield & Son, Ltd.	9,096	322,999
Bank OZK	22,628	972,551
BankUnited, Inc.	16,927	707,887
Banner Corp.	6,300	347,823
Bar Harbor Bankshares	2,780	77,979
Berkshire Hills Bancorp, Inc.	9,216	248,648
Blue Ridge Bankshares, Inc.	3,000	52,770
BOK Financial Corp.	5,708	511,151
Brookline Bancorp, Inc.	13,851	211,366
Bryn Mawr Bank Corp.	4,105	188,625
Business First Bancshares, Inc.	3,700	86,543
Byline Bancorp, Inc.	4,600	112,976
Cadence BanCorp	22,300	489,708
Cambridge Bancorp	1,191	104,808
Camden National Corp.	2,802	134,216
Capital Bancorp, Inc.	1,500	36,090
Capital City Bank Group, Inc.	2,500	61,850
Capstar Financial Holdings, Inc.	3,600	76,464
Carter Bankshares, Inc. (c)	4,700	66,834
Cathay General Bancorp	14,009	579,832
CBTX, Inc.	3,290	86,790
Central Pacific Financial Corp.	4,854	124,651
Century Bancorp, Inc. Class A	530	61,077
CIT Group, Inc.	18,153	943,048
Citizens & Northern Corp.	2,800	70,728
City Holding Co.	2,784	216,901
Civista Bancshares, Inc.	3,000	69,690
CNB Financial Corp.	2,800	68,152
Coastal Financial Corp. (c)	1,713	54,576
Columbia Banking System, Inc.	14,359	545,498
Commerce Bancshares, Inc.	19,692	1,372,139
Community Bank System, Inc.	9,739	666,342
Community Trust Bancorp, Inc.	2,903	122,216
Security Description	Shares	Value
ConnectOne Bancorp, Inc.	6,734	$202,087
CrossFirst Bankshares, Inc. (c)	8,223	106,899
Cullen/Frost Bankers, Inc.	10,472	1,242,189
Customers Bancorp, Inc. (c)	5,402	232,394
CVB Financial Corp.	23,500	478,695
Dime Community Bancshares, Inc.	6,440	210,330
Eagle Bancorp, Inc.	5,700	327,750
East West Bancorp, Inc.	25,933	2,010,845
Eastern Bankshares, Inc.	31,200	633,360
Enterprise Bancorp, Inc.	1,678	60,324
Enterprise Financial Services Corp.	6,614	299,482
Equity Bancshares, Inc. Class A	2,400	80,112
Farmers National Banc Corp.	4,866	76,445
FB Financial Corp.	5,983	256,551
Fidelity D&D Bancorp, Inc. (d)	744	37,520
Financial Institutions, Inc.	2,980	91,337
First BanCorp	39,400	518,110
First BanCorp	5,114	219,953
First Bancorp, Inc.	1,900	55,366
First Bancshares, Inc.	3,600	139,608
First Bank	3,000	42,270
First Busey Corp.	9,088	223,837
First Citizens BancShares, Inc. Class A	1,111	936,762
First Commonwealth Financial Corp.	17,506	238,607
First Community Bankshares, Inc.	3,300	104,676
First Financial Bancorp	18,091	423,510
First Financial Bankshares, Inc.	23,802	1,093,702
First Financial Corp.	2,100	88,305
First Foundation, Inc.	7,850	206,455
First Hawaiian, Inc.	24,000	704,400
First Horizon Corp.	100,600	1,638,774
First Internet Bancorp	1,800	56,124
First Interstate BancSystem, Inc. Class A	7,382	297,199
First Merchants Corp.	9,820	410,869
First Mid-Illinois Bancshares, Inc.	3,000	123,180
First Midwest Bancorp, Inc.	20,707	393,640
First of Long Island Corp.	4,350	89,610
Five Star Bancorp	900	21,546
Flushing Financial Corp.	5,600	126,560
FNB Corp.	58,233	676,667
Fulton Financial Corp.	28,892	441,470
German American Bancorp, Inc.	4,825	186,390
Glacier Bancorp, Inc.	20,225	1,119,454
Great Southern Bancorp, Inc.	1,868	102,385
Great Western Bancorp, Inc.	10,011	327,760
Guaranty Bancshares, Inc.	1,465	52,520
Hancock Whitney Corp.	15,820	745,438
Hanmi Financial Corp.	5,800	116,348
HarborOne Bancorp, Inc.	9,163	128,649
Hawthorn Bancshares, Inc.	45	1,042

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
HBT Financial, Inc.	1,900	$29,545
Heartland Financial USA, Inc.	7,300	350,984
Heritage Commerce Corp.	10,966	127,535
Heritage Financial Corp.	6,400	163,200
Hilltop Holdings, Inc.	11,700	382,239
Home BancShares, Inc.	27,723	652,322
HomeTrust Bancshares, Inc.	2,909	81,394
Hope Bancorp, Inc.	21,621	312,207
Horizon Bancorp, Inc.	8,140	147,904
Howard Bancorp, Inc. (c)	2,481	50,315
Independent Bank Corp.	5,992	456,291
Independent Bank Corp.	4,018	86,307
Independent Bank Group, Inc.	6,872	488,187
International Bancshares Corp.	9,750	405,990
Investors Bancorp, Inc.	42,714	645,409
Lakeland Bancorp, Inc.	9,700	171,011
Lakeland Financial Corp.	4,428	315,451
Live Oak Bancshares, Inc.	5,690	362,055
Macatawa Bank Corp.	4,966	39,877
Mercantile Bank Corp.	3,000	96,090
Metrocity Bankshares, Inc. (d)	3,300	69,201
Metropolitan Bank Holding Corp. (c)	1,400	118,020
Mid Penn Bancorp, Inc. (d)	1,700	46,835
Midland States Bancorp, Inc.	4,002	98,969
MidWestOne Financial Group, Inc.	2,751	82,970
MVB Financial Corp.	1,730	74,096
National Bank Holdings Corp. Class A	5,348	216,487
NBT Bancorp, Inc.	7,700	278,124
Nicolet Bankshares, Inc. (c)	2,016	149,547
Northrim BanCorp, Inc.	1,200	51,012
OceanFirst Financial Corp.	10,607	227,096
OFG Bancorp	9,100	229,502
Old National Bancorp	30,161	511,229
Old Second Bancorp, Inc.	5,335	69,675
Origin Bancorp, Inc.	4,000	169,400
Orrstown Financial Services, Inc.	2,100	49,140
Pacific Premier Bancorp, Inc.	17,201	712,809
PacWest Bancorp	21,689	982,945
Park National Corp.	2,617	319,143
Peapack-Gladstone Financial Corp.	3,500	116,760
Peoples Bancorp, Inc.	4,914	155,332
Peoples Financial Services Corp.	1,339	61,018
Pinnacle Financial Partners, Inc.	13,689	1,287,861
Popular, Inc.	14,610	1,134,759
Preferred Bank	2,477	165,166
Primis Financial Corp.	4,200	60,732
Prosperity Bancshares, Inc.	16,409	1,167,172
QCR Holdings, Inc.	2,820	145,061
RBB Bancorp	2,500	63,025
Red River Bancshares, Inc.	900	44,865
Reliant Bancorp, Inc.	2,900	91,611
Security Description	Shares	Value
Renasant Corp.	10,032	$361,654
Republic Bancorp, Inc. Class A	1,839	93,145
Republic First Bancorp, Inc. (c) (d)	8,200	25,256
S&T Bancorp, Inc.	6,961	205,141
Sandy Spring Bancorp, Inc.	8,480	388,554
Seacoast Banking Corp. of Florida	9,884	334,178
ServisFirst Bancshares, Inc.	9,100	707,980
Sierra Bancorp	2,700	65,556
Signature Bank	10,909	2,970,303
Silvergate Capital Corp. Class A (c)	4,493	518,941
Simmons First National Corp. Class A	19,486	576,006
SmartFinancial, Inc.	2,702	69,847
South Plains Financial, Inc.	2,000	48,760
Southern First Bancshares, Inc. (c)	1,400	74,900
Southside Bancshares, Inc.	5,555	212,701
SouthState Corp.	12,975	968,843
Spirit of Texas Bancshares, Inc.	2,449	59,266
Sterling Bancorp	35,205	878,717
Stock Yards Bancorp, Inc.	4,400	258,060
Summit Financial Group, Inc.	2,100	51,471
Synovus Financial Corp.	26,748	1,173,970
Texas Capital Bancshares, Inc. (c)	9,272	556,505
Tompkins Financial Corp.	2,581	208,829
Towne Bank	12,190	379,231
TriCo Bancshares	4,972	215,785
TriState Capital Holdings, Inc. (c)	5,200	109,980
Triumph Bancorp, Inc. (c)	4,321	432,662
Trustmark Corp.	11,496	370,401
UMB Financial Corp.	7,989	772,616
Umpqua Holdings Corp.	40,499	820,105
United Bankshares, Inc.	22,905	833,284
United Community Banks, Inc.	16,286	534,507
Univest Financial Corp.	5,440	149,002
Valley National Bancorp	73,168	973,866
Veritex Holdings, Inc.	8,650	340,464
Washington Trust Bancorp, Inc.	3,023	160,159
Webster Financial Corp.	16,564	902,075
WesBanco, Inc.	11,902	405,620
West Bancorporation, Inc.	3,000	90,090
Westamerica BanCorp	4,685	263,578
Western Alliance Bancorp	18,583	2,022,202
Wintrust Financial Corp.	10,431	838,339
		68,426,299
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (c)	1,716	874,731
Celsius Holdings, Inc. (c)	9,900	891,891
Coca-Cola Consolidated, Inc.	846	333,476
Duckhorn Portfolio Inc (c) (d)	3,500	80,115

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Keurig Dr. Pepper, Inc.	128,816	$4,400,355
MGP Ingredients, Inc. (d)	2,600	169,260
National Beverage Corp.	4,194	220,143
NewAge, Inc. (c)	23,400	32,526
Primo Water Corp.	28,500	448,020
Zevia PBC Class A (c)	1,900	21,869
		7,472,386
BIOTECHNOLOGY — 6.0%
4D Molecular Therapeutics, Inc. (c)	3,800	102,486
89bio, Inc. (c) (d)	1,600	31,344
ACADIA Pharmaceuticals, Inc. (c)	21,689	360,254
Acceleron Pharma, Inc. (c)	9,697	1,668,854
Acumen Pharmaceuticals, Inc. (c)	1,700	25,262
Adagio Therapeutics, Inc. (c)	3,800	160,512
Adicet Bio, Inc. (c)	3,600	28,224
Adverum Biotechnologies, Inc. (c) (d)	16,500	35,805
Aeglea BioTherapeutics, Inc. (c)	10,100	80,295
Aerovate Therapeutics, Inc. (c)	1,800	37,764
Affimed NV (c)	21,400	132,252
Agenus, Inc. (c)	37,800	198,450
Agios Pharmaceuticals, Inc. (c) (d)	11,204	517,065
Akebia Therapeutics, Inc. (c) (d)	31,917	91,921
Akero Therapeutics, Inc. (c) (d)	4,500	100,575
Akouos, Inc. (c) (d)	4,600	53,406
Albireo Pharma, Inc. (c)	3,200	99,840
Aldeyra Therapeutics, Inc. (c)	8,500	74,630
Alector, Inc. (c) (d)	10,735	244,973
Aligos Therapeutics, Inc. (c)	3,900	60,489
Alkermes PLC (c)	29,262	902,440
Allakos, Inc. (c)	6,395	677,039
Allogene Therapeutics, Inc. (c) (d)	12,431	319,477
Allovir, Inc. (c) (d)	5,600	140,336
Alnylam Pharmaceuticals, Inc. (c)	21,866	4,128,519
Alpine Immune Sciences, Inc. (c) (d)	2,000	21,340
Altimmune, Inc. (c)	7,300	82,563
ALX Oncology Holdings, Inc. (c)	3,300	243,738
Amicus Therapeutics, Inc. (c)	49,241	470,251
AnaptysBio, Inc. (c)	3,314	89,876
Anavex Life Sciences Corp. (c)	11,700	210,015
Anika Therapeutics, Inc. (c)	2,647	112,656
Annexon, Inc. (c)	5,500	102,355
Apellis Pharmaceuticals, Inc. (c)	11,800	388,928
Applied Molecular Transport, Inc. (c)	4,400	113,828
Applied Therapeutics, Inc. (c) (d)	2,941	48,821
AquaBounty Technologies, Inc. (c)	9,100	37,037
Security Description	Shares	Value
Arbutus Biopharma Corp. (c) (d)	13,600	$58,344
Arcturus Therapeutics Holdings, Inc. (c)	3,835	183,236
Arcus Biosciences, Inc. (c) (d)	8,195	285,760
Arcutis Biotherapeutics, Inc. (c)	4,900	117,061
Ardelyx, Inc. (c) (d)	14,000	18,480
Arena Pharmaceuticals, Inc. (c)	11,130	662,791
Arrowhead Pharmaceuticals, Inc. (c)	18,661	1,165,006
Atara Biotherapeutics, Inc. (c)	14,900	266,710
Athenex, Inc. (c) (d)	15,598	46,950
Athersys, Inc. (c) (d)	36,181	48,121
Atossa Therapeutics, Inc. (c) (d)	20,400	66,504
Atreca, Inc. Class A (c) (d)	5,500	34,265
Avid Bioservices, Inc. (c)	10,768	232,266
Avidity Biosciences, Inc. (c)	6,900	169,947
Avita Therapeutics, Inc. (c)	4,200	74,424
Avrobio, Inc. (c)	6,698	37,375
Beam Therapeutics, Inc. (c)	9,100	791,791
Beyondspring, Inc. (c)	4,000	63,040
BioAtla, Inc. (c)	2,800	82,432
BioCryst Pharmaceuticals, Inc. (c) (d)	32,430	466,019
Biohaven Pharmaceutical Holding Co., Ltd. (c)	10,200	1,416,882
BioMarin Pharmaceutical, Inc. (c)	33,627	2,599,031
Biomea Fusion, Inc. (c)	1,500	17,955
Bioxcel Therapeutics, Inc. (c) (d)	3,112	94,449
Black Diamond Therapeutics, Inc. (c) (d)	4,000	33,840
Bluebird Bio, Inc. (c)	12,121	231,632
Blueprint Medicines Corp. (c)	10,742	1,104,385
Bolt Biotherapeutics, Inc. (c) (d)	4,200	53,130
Bridgebio Pharma, Inc. (c) (d)	19,694	923,058
Brooklyn ImmunoTherapeutics, Inc. (c)	5,400	50,220
C4 Therapeutics, Inc. (c)	7,000	312,760
Cardiff Oncology, Inc. (c) (d)	6,300	41,958
CareDx, Inc. (c)	9,248	586,046
Caribou Biosciences, Inc. (c)	3,500	83,545
Catalyst Pharmaceuticals, Inc. (c)	18,347	97,239
Celcuity, Inc. (c) (d)	1,800	32,400
Celldex Therapeutics, Inc. (c)	8,400	453,516
CEL-SCI Corp. (c)	6,695	73,578
Century Therapeutics, Inc. (c)	2,100	52,836
Cerevel Therapeutics Holdings, Inc. (c)	7,300	215,350
ChemoCentryx, Inc. (c)	9,800	167,580
Chimerix, Inc. (c)	12,797	79,213
Chinook Therapeutics, Inc. (c)	6,090	77,708
Clene, Inc. (c) (d)	4,000	27,320
Clovis Oncology, Inc. (c)	20,680	92,233
Codiak Biosciences, Inc. (c) (d)	2,800	45,724
Cogent Biosciences, Inc. (c) (d)	6,500	54,665

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (c)	11,517	$185,078
Contra Aduro Biotech	2,090	272
Cortexyme, Inc. (c)	3,649	334,467
Crinetics Pharmaceuticals, Inc. (c) (d)	6,600	138,930
Cue Biopharma, Inc. (c)	5,485	79,916
Cullinan Oncology, Inc. (c) (d)	4,700	106,079
CureVac NV (c)	9,700	529,814
Curis, Inc. (c)	15,700	122,931
Cytokinetics, Inc. (c)	14,496	518,087
CytomX Therapeutics, Inc. (c)	11,475	58,408
Day One Biopharmaceuticals, Inc. (c) (d)	2,000	47,460
Deciphera Pharmaceuticals, Inc. (c)	7,100	241,258
Denali Therapeutics, Inc. (c)	16,632	839,084
Dermtech, Inc. (c) (d)	4,400	141,284
Design Therapeutics, Inc. (c) (d)	2,300	33,787
Dicerna Pharmaceuticals, Inc. (c) (d)	12,700	256,032
Dynavax Technologies Corp. (c)	20,038	384,930
Dyne Therapeutics, Inc. (c) (d)	5,300	86,072
Eagle Pharmaceuticals, Inc. (c)	2,046	114,126
Editas Medicine, Inc. (c) (d)	12,439	510,994
Eiger BioPharmaceuticals, Inc. (c)	5,675	37,909
Eliem Therapeutics, Inc. (c) (d)	1,300	23,374
Emergent BioSolutions, Inc. (c)	8,900	445,623
Enanta Pharmaceuticals, Inc. (c)	3,500	198,835
Epizyme, Inc. (c) (d)	16,938	86,723
Erasca, Inc. (c)	3,700	78,514
Esperion Therapeutics, Inc. (c) (d)	4,900	59,045
Evelo Biosciences, Inc. (c) (d)	5,335	37,558
Exact Sciences Corp. (c)	31,429	2,999,898
Exelixis, Inc. (c)	56,908	1,203,035
Fate Therapeutics, Inc. (c)	14,889	882,471
FibroGen, Inc. (c)	15,508	158,492
Finch Therapeutics Group, Inc. (c) (d)	1,300	16,900
Flexion Therapeutics, Inc. (c) (d)	8,200	50,020
Foghorn Therapeutics, Inc. (c) (d)	3,400	47,362
Forma Therapeutics Holdings, Inc. (c)	6,200	143,778
Forte Biosciences, Inc. (c) (d)	2,000	5,920
Fortress Biotech, Inc. (c) (d)	12,700	40,894
Frequency Therapeutics, Inc. (c) (d)	5,600	39,536
G1 Therapeutics, Inc. (c) (d)	6,861	92,075
Gemini Therapeutics, Inc. (c) (d)	3,800	15,352
Generation Bio Co. (c) (d)	7,900	198,053
Geron Corp. (c) (d)	54,283	74,368
Global Blood Therapeutics, Inc. (c)	10,781	274,700
Security Description	Shares	Value
Gossamer Bio, Inc. (c) (d)	11,200	$140,784
Graphite Bio, Inc. (c)	2,900	47,531
Greenwich Lifesciences, Inc. (c) (d)	700	27,349
Gritstone Oncology, Inc. (c)	7,100	76,680
GT Biopharma, Inc. (c)	4,200	28,308
Halozyme Therapeutics, Inc. (c)	25,758	1,047,835
Harpoon Therapeutics, Inc. (c)	3,290	25,991
Heron Therapeutics, Inc. (c) (d)	16,617	177,636
Homology Medicines, Inc. (c)	7,400	58,238
Hookipa Pharma, Inc. (c) (d)	3,300	19,437
Horizon Therapeutics PLC (c)	40,264	4,410,519
Humanigen, Inc. (c) (d)	8,200	48,626
iBio, Inc. (c) (d)	39,900	42,294
Icosavax, Inc. (c)	2,400	71,016
Ideaya Biosciences, Inc. (c) (d)	6,000	152,940
IGM Biosciences, Inc. (c)	1,400	92,064
Imago Biosciences, Inc. (c)	1,800	36,054
Immuneering Corp. Class A (c)	1,500	39,825
Immunic, Inc. (c)	3,400	30,090
ImmunityBio, Inc. (c)	12,500	121,750
ImmunoGen, Inc. (c)	35,176	199,448
Immunovant, Inc. (c)	7,000	60,830
Impel Neuropharma, Inc. (c)	900	10,962
Infinity Pharmaceuticals, Inc. (c)	15,300	52,326
Inhibrx, Inc. (c)	5,100	169,881
Inovio Pharmaceuticals, Inc. (c)	37,211	266,431
Inozyme Pharma, Inc. (c)	2,600	30,134
Insmed, Inc. (c)	20,866	574,650
Instil Bio, Inc. (c)	3,000	53,625
Intellia Therapeutics, Inc. (c)	12,600	1,690,290
Intercept Pharmaceuticals, Inc. (c) (d)	4,887	72,572
Invitae Corp. (c) (d)	36,700	1,043,381
Ionis Pharmaceuticals, Inc. (c)	25,812	865,734
Iovance Biotherapeutics, Inc. (c)	27,100	668,286
Ironwood Pharmaceuticals, Inc. (c)	27,478	358,863
iTeos Therapeutics, Inc. (c)	3,700	99,900
IVERIC bio, Inc. (c)	19,000	308,560
Janux Therapeutics, Inc. (c) (d)	2,400	51,912
Jounce Therapeutics, Inc. (c)	5,800	43,094
Kadmon Holdings, Inc. (c)	32,663	284,495
KalVista Pharmaceuticals, Inc. (c)	3,600	62,820
Karuna Therapeutics, Inc. (c)	4,024	492,256
Karyopharm Therapeutics, Inc. (c) (d)	13,400	77,988
Keros Therapeutics, Inc. (c)	2,747	108,671
Kezar Life Sciences, Inc. (c)	5,830	50,371
Kiniksa Pharmaceuticals Ltd. Class A (c)	5,025	57,235
Kinnate Biopharma, Inc. (c) (d)	4,700	108,194
Kodiak Sciences, Inc. (c) (d)	6,235	598,435
Kronos Bio, Inc. (c) (d)	7,100	148,816
Krystal Biotech, Inc. (c)	3,267	170,570
Kura Oncology, Inc. (c)	11,400	213,522

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Kymera Therapeutics, Inc. (c)	6,200	$364,188
Lexicon Pharmaceuticals, Inc. (c)	11,921	57,340
Ligand Pharmaceuticals, Inc. (c)	2,736	381,179
Lineage Cell Therapeutics, Inc. (c) (d)	21,100	53,172
Lyell Immunopharma, Inc. (c)	4,300	63,640
MacroGenics, Inc. (c)	11,334	237,334
Madrigal Pharmaceuticals, Inc. (c)	2,059	164,288
Magenta Therapeutics, Inc. (c) (d)	5,300	38,584
MannKind Corp. (c) (d)	44,400	193,140
MaxCyte, Inc. (c) (d)	2,800	34,188
MEI Pharma, Inc. (c)	20,314	56,067
MeiraGTx Holdings PLC (c) (d)	5,200	68,536
Mersana Therapeutics, Inc. (c)	12,500	117,875
MiMedx Group, Inc. (c)	20,000	121,200
Mirati Therapeutics, Inc. (c)	7,211	1,275,698
Mirum Pharmaceuticals, Inc. (c)	600	11,952
Molecular Templates, Inc. (c) (d)	6,515	43,716
Monte Rosa Therapeutics, Inc. (c)	2,100	46,788
Morphic Holding, Inc. (c)	3,800	215,232
Mustang Bio, Inc. (c)	12,205	32,831
Myriad Genetics, Inc. (c)	14,195	458,356
Natera, Inc. (c)	15,349	1,710,493
Neoleukin Therapeutics, Inc. (c)	6,000	43,380
Neurocrine Biosciences, Inc. (c)	17,222	1,651,762
NexImmune, Inc. (c)	3,200	48,448
Nkarta, Inc. (c)	2,500	69,525
Novavax, Inc. (c)	13,593	2,817,965
Nurix Therapeutics, Inc. (c)	5,700	170,772
Ocugen, Inc. (c) (d)	33,200	238,376
Olema Pharmaceuticals, Inc. (c)	4,600	126,776
Omega Therapeutics, Inc. (c)	1,300	24,505
Oncocyte Corp. (c)	13,385	47,651
Oncorus, Inc. (c) (d)	3,600	33,624
Oncternal Therapeutics, Inc. (c)	7,700	32,109
OPKO Health, Inc. (c) (d)	71,918	262,501
Organogenesis Holdings, Inc. (c)	6,698	95,379
ORIC Pharmaceuticals, Inc. (c)	5,800	121,278
Outlook Therapeutics, Inc. (c) (d)	15,300	33,201
Oyster Point Pharma, Inc. (c) (d)	2,000	23,700
Passage Bio, Inc. (c) (d)	6,500	64,740
PMV Pharmaceuticals, Inc. (c)	4,800	143,040
Portage Biotech, Inc. (c) (d)	900	18,288
Poseida Therapeutics, Inc. (c)	6,300	45,927
Praxis Precision Medicines, Inc. (c)	5,900	109,091
Precigen, Inc. (c)	16,641	83,039
Precision BioSciences, Inc. (c)	8,800	101,552
Prelude Therapeutics, Inc. (c)	1,900	59,375
Security Description	Shares	Value
Prometheus Biosciences, Inc. (c)	2,000	$47,420
Protagonist Therapeutics, Inc. (c)	8,202	145,339
Prothena Corp. PLC (c)	6,400	455,872
PTC Therapeutics, Inc. (c)	12,600	468,846
Puma Biotechnology, Inc. (c)	5,807	40,707
Radius Health, Inc. (c) (d)	8,655	107,409
Rallybio Corp. (c) (d)	1,300	22,854
Rapt Therapeutics, Inc. (c) (d)	3,900	121,095
Recursion Pharmaceuticals, Inc. Class A (c)	5,200	119,652
REGENXBIO, Inc. (c)	7,100	297,632
Relay Therapeutics, Inc. (c)	11,000	346,830
Reneo Pharmaceuticals, Inc. (c) (d)	1,100	8,195
Replimenu Group, Inc. (c)	5,400	160,056
REVOLUTION Medicines, Inc. (c) (d)	10,858	298,704
Rhythm Pharmaceuticals, Inc. (c) (d)	7,700	100,562
Rigel Pharmaceuticals, Inc. (c)	32,189	116,846
Rocket Pharmaceuticals, Inc. (c) (d)	7,300	218,197
Rubius Therapeutics, Inc. (c) (d)	8,200	146,616
Sage Therapeutics, Inc. (c)	9,372	415,273
Sana Biotechnology, Inc. (c) (d)	15,600	351,312
Sangamo Therapeutics, Inc. (c)	21,165	190,697
Sarepta Therapeutics, Inc. (c)	14,052	1,299,529
Scholar Rock Holding Corp. (c) (d)	5,045	166,586
Seagen, Inc. (c)	24,638	4,183,532
Selecta Biosciences, Inc. (c)	15,700	65,312
Sensei Biotherapeutics, Inc. (c) (d)	3,800	39,976
Sera Prognostics, Inc. Class A (c)	900	9,999
Seres Therapeutics, Inc. (c) (d)	12,246	85,232
Sesen Bio, Inc. (c)	29,800	23,637
Shattuck Labs, Inc. (c) (d)	4,700	95,786
Sigilon Therapeutics, Inc. (c) (d)	2,800	15,820
Silverback Therapeutics, Inc. (c) (d)	3,800	37,924
Solid Biosciences, Inc. (c)	10,500	25,095
Sorrento Therapeutics, Inc. (c) (d)	50,819	387,749
Spectrum Pharmaceuticals, Inc. (c) (d)	27,232	59,366
Spero Therapeutics, Inc. (c) (d)	4,293	79,034
SpringWorks Therapeutics, Inc. (c)	5,300	336,232
Spruce Biosciences, Inc. (c) (d)	1,300	7,813
SQZ Biotechnologies Co. (c)	4,000	57,680
Stoke Therapeutics, Inc. (c)	3,400	86,496
Summit Therapeutics, Inc. (c) (d)	3,900	19,539
Surface Oncology, Inc. (c) (d)	5,800	43,906

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sutro Biopharma, Inc. (c)	7,900	$149,231
Syndax Pharmaceuticals, Inc. (c)	8,220	157,084
Syros Pharmaceuticals, Inc. (c) (d)	10,000	44,700
Talaris Therapeutics, Inc. (c)	1,600	21,696
Taysha Gene Therapies, Inc. (c) (d)	3,900	72,618
TCR2 Therapeutics, Inc. (c)	5,500	46,805
Tenaya Therapeutics, Inc. (c)	2,500	51,625
TG Therapeutics, Inc. (c)	23,445	780,250
Tonix Pharmaceuticals Holding Corp. (c)	57,000	34,263
Travere Therapeutics, Inc. (c)	10,498	254,576
Trevena, Inc. (c) (d)	28,500	35,055
Trillium Therapeutics, Inc. (c)	18,200	319,592
Turning Point Therapeutics, Inc. (c)	8,389	557,281
Twist Bioscience Corp. (c)	8,612	921,226
Ultragenyx Pharmaceutical, Inc. (c)	11,876	1,071,096
United Therapeutics Corp. (c)	8,121	1,498,974
UroGen Pharma, Ltd. (c) (d)	3,700	62,234
Vanda Pharmaceuticals, Inc. (c)	9,951	170,560
Vaxart, Inc. (c)	23,300	185,235
Vaxcyte, Inc. (c)	7,200	182,664
VBI Vaccines, Inc. (c)	34,106	106,070
Vera Therapeutics, Inc. (c) (d)	1,300	22,555
Veracyte, Inc. (c)	12,287	570,731
Verastem, Inc. (c)	32,400	99,792
Vericel Corp. (c)	8,473	413,482
Verve Therapeutics, Inc. (c)	2,900	136,300
Viking Therapeutics, Inc. (c) (d)	12,414	77,960
Vincerx Pharma, Inc. (c)	2,400	38,808
Vir Biotechnology, Inc. (c)	10,939	476,065
Viracta Therapeutics, Inc. (c)	6,300	50,526
VistaGen Therapeutics, Inc. (c)	33,400	91,516
Vor BioPharma, Inc. (c)	3,500	54,880
Werewolf Therapeutics, Inc. (c)	1,300	22,308
XBiotech, Inc.	2,675	34,641
Xencor, Inc. (c)	10,285	335,908
XOMA Corp. (c) (d)	1,200	29,700
Y-mAbs Therapeutics, Inc. (c) (d)	6,400	182,656
Zentalis Pharmaceuticals, Inc. (c)	6,600	439,824
ZIOPHARM Oncology, Inc. (c)	40,456	73,630
		87,103,333
BUILDING PRODUCTS — 1.3%
AAON, Inc.	7,600	496,584
Advanced Drainage Systems, Inc.	11,100	1,200,687
American Woodmark Corp. (c)	3,056	199,771
Apogee Enterprises, Inc.	4,509	170,260
Armstrong World Industries, Inc.	8,795	839,659
AZEK Co., Inc. (c)	20,692	755,879
Security Description	Shares	Value
Builders FirstSource, Inc. (c)	37,741	$1,952,719
Caesarstone, Ltd.	4,127	51,257
Carlisle Cos., Inc.	9,438	1,876,180
Cornerstone Building Brands, Inc. (c)	9,928	145,048
CSW Industrials, Inc.	2,671	341,087
Gibraltar Industries, Inc. (c)	6,000	417,900
Griffon Corp.	8,400	206,640
Insteel Industries, Inc.	3,487	132,680
JELD-WEN Holding, Inc. (c)	15,409	385,687
Lennox International, Inc.	6,156	1,810,911
Masonite International Corp. (c)	4,493	476,842
Owens Corning	18,981	1,622,875
PGT Innovations, Inc. (c)	10,554	201,581
Quanex Building Products Corp.	6,150	131,672
Resideo Technologies, Inc. (c)	26,277	651,407
Simpson Manufacturing Co., Inc.	7,954	850,839
Trex Co., Inc. (c)	21,305	2,171,619
UFP Industries, Inc.	11,010	748,460
View, Inc. (c) (d)	18,000	97,560
Zurn water solutions Corp.	22,190	1,426,595
		19,362,399
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	7,639	1,154,177
Apollo Global Management, Inc. (d)	33,407	2,057,537
Ares Management Corp. Class A	25,330	1,870,114
Artisan Partners Asset Management, Inc. Class A	10,702	523,542
Assetmark Financial Holdings, Inc. (c)	3,100	77,097
Associated Capital Group, Inc. Class A	300	11,223
B Riley Financial, Inc.	3,634	214,551
BGC Partners, Inc. Class A	60,700	316,247
Blackstone, Inc.	125,600	14,612,304
Blucora, Inc. (c)	8,800	137,192
Brightsphere Investment Group, Inc.	10,438	272,745
Carlyle Group, Inc.	30,040	1,420,291
Cohen & Steers, Inc.	4,509	377,719
Cowen, Inc. Class A	5,150	176,696
Diamond Hill Investment Group, Inc.	568	99,775
Donnelley Financial Solutions, Inc. (c)	5,275	182,620
Evercore, Inc. Class A	7,141	954,537
FactSet Research Systems, Inc.	6,978	2,754,775
Federated Hermes, Inc.	17,286	561,795
Focus Financial Partners, Inc. Class A (c)	10,882	569,890
GAMCO Investors, Inc. Class A	982	25,905
GCM Grosvenor, Inc. Class A	7,900	91,008
Greenhill & Co., Inc.	2,617	38,261

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hamilton Lane, Inc. Class A	6,304	$534,705
Houlihan Lokey, Inc.	9,500	874,950
Interactive Brokers Group, Inc. Class A	14,775	921,073
Janus Henderson Group PLC	31,400	1,297,762
Jefferies Financial Group, Inc.	40,519	1,504,470
KKR & Co., Inc.	102,533	6,242,209
Lazard, Ltd. Class A	18,802	861,132
LPL Financial Holdings, Inc.	14,706	2,305,313
Moelis & Co. Class A	11,300	699,131
Morningstar, Inc.	4,297	1,113,052
Open Lending Corp. Class A (c)	19,000	685,330
Oppenheimer Holdings, Inc. Class A	1,800	81,522
Piper Sandler Cos.	3,271	452,903
PJT Partners, Inc. Class A	4,372	345,869
Pzena Investment Management, Inc. Class A	3,100	30,504
Sculptor Capital Management, Inc.	3,785	105,564
SEI Investments Co.	20,106	1,192,286
StepStone Group, Inc. Class A	7,426	316,645
Stifel Financial Corp.	18,916	1,285,531
StoneX Group, Inc. (c)	3,003	197,898
Tradeweb Markets, Inc. Class A	19,292	1,558,408
Value Line, Inc.	200	6,852
Virtu Financial, Inc. Class A	17,697	432,338
Virtus Investment Partners, Inc.	1,327	411,795
WisdomTree Investments, Inc. (d)	27,499	155,919
		52,113,162
CHEMICALS — 1.5%
AdvanSix, Inc. (c)	5,200	206,700
American Vanguard Corp.	5,452	82,053
Amyris, Inc. (c) (d)	31,300	429,749
Ashland Global Holdings, Inc.	10,130	902,786
Avient Corp.	16,646	771,542
Axalta Coating Systems, Ltd. (c)	38,000	1,109,220
Balchem Corp.	5,886	853,882
Cabot Corp.	10,198	511,124
Chase Corp.	1,496	152,816
Chemours Co.	30,243	878,862
Danimer Scientific, Inc. (c) (d)	12,400	202,616
Diversey Holdings, Ltd. (c)	9,400	150,776
Ecovyst, Inc.	9,050	105,523
Element Solutions, Inc.	42,600	923,568
Ferro Corp. (c)	14,958	304,246
FutureFuel Corp.	4,800	34,224
GCP Applied Technologies, Inc. (c)	8,797	192,830
Hawkins, Inc.	3,396	118,452
HB Fuller Co.	9,699	626,167
Huntsman Corp.	38,839	1,149,246
Ingevity Corp. (c)	7,338	523,713
Innospec, Inc.	4,495	378,569
Intrepid Potash, Inc. (c)	1,790	55,311
Security Description	Shares	Value
Koppers Holdings, Inc. (c)	3,630	$113,474
Kraton Corp. (c)	5,885	268,591
Kronos Worldwide, Inc.	4,200	52,122
Livent Corp. (c) (d)	29,442	680,405
Marrone Bio Innovations, Inc. (c) (d)	17,593	15,851
Minerals Technologies, Inc.	6,092	425,465
NewMarket Corp.	1,223	414,316
Olin Corp.	26,447	1,276,068
Orion Engineered Carbons SA (c)	10,900	198,707
PureCycle Technologies, Inc. (c) (d)	5,700	75,696
Quaker Chemical Corp. (d)	2,507	595,964
Rayonier Advanced Materials, Inc. (c)	11,600	87,000
RPM International, Inc.	23,464	1,821,980
Scotts Miracle-Gro Co.	7,544	1,104,140
Sensient Technologies Corp.	7,719	703,047
Stepan Co.	3,978	449,275
Tredegar Corp.	4,907	59,767
Trinseo SA	7,116	384,122
Tronox Holdings PLC Class A	20,769	511,956
Valhi, Inc. (d)	400	9,332
Valvoline, Inc.	33,241	1,036,454
Westlake Chemical Corp.	6,096	555,589
Zymergen, Inc. (c) (d)	3,300	43,461
		21,546,757
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	12,500	562,625
ACCO Brands Corp.	16,942	145,532
ADT, Inc. (d)	29,084	235,290
Brady Corp. Class A	8,600	436,020
BrightView Holdings, Inc. (c)	7,400	109,224
Brink's Co.	8,914	564,256
Casella Waste Systems, Inc. Class A (c)	9,000	683,460
CECO Environmental Corp. (c)	5,843	41,135
Cimpress PLC (c)	3,233	280,721
Clean Harbors, Inc. (c)	9,353	971,496
CompX International, Inc.	300	6,234
CoreCivic, Inc. REIT (c)	21,625	192,463
Covanta Holding Corp.	21,700	436,604
Deluxe Corp.	7,576	271,903
Driven Brands Holdings, Inc. (c)	9,900	286,011
Ennis, Inc.	4,897	92,309
Harsco Corp. (c)	14,225	241,114
Healthcare Services Group, Inc.	14,165	353,983
Heritage-Crystal Clean, Inc. (c)	2,934	85,027
Herman Miller, Inc.	13,834	520,988
HNI Corp.	7,989	293,356
IAA, Inc. (c)	24,833	1,355,137
Interface, Inc.	10,462	158,499
KAR Auction Services, Inc. (c)	22,592	370,283
Kimball International, Inc. Class B	6,765	75,768

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Matthews International Corp. Class A	5,531	$191,870
Montrose Environmental Group, Inc. (c) (d)	4,200	259,308
MSA Safety, Inc.	6,773	986,826
NL Industries, Inc.	1,531	8,819
Pitney Bowes, Inc.	31,464	226,855
RR Donnelley & Sons Co. (c)	12,400	63,736
SP Plus Corp. (c)	4,400	134,948
Steelcase, Inc. Class A	16,000	202,880
Stericycle, Inc. (c)	16,794	1,141,488
Team, Inc. (c)	5,500	16,555
Tetra Tech, Inc.	9,895	1,477,719
UniFirst Corp.	2,805	596,399
US Ecology, Inc. (c)	5,661	183,133
Viad Corp. (c)	3,654	165,928
VSE Corp.	1,880	90,560
		14,516,462
COMMUNICATIONS EQUIPMENT — 0.5%
ADTRAN, Inc.	8,737	163,906
Aviat Networks, Inc. (c)	1,700	55,862
CalAmp Corp. (c)	6,500	64,675
Calix, Inc. (c)	10,100	499,243
Cambium Networks Corp. (c)	1,900	68,761
Casa Systems, Inc. (c)	5,899	39,995
Ciena Corp. (c)	28,297	1,453,051
Clearfield, Inc. (c)	2,100	92,715
CommScope Holding Co., Inc. (c)	36,755	499,500
Comtech Telecommunications Corp.	4,698	120,316
Digi International, Inc. (c)	5,970	125,489
DZS, Inc. (c)	2,760	33,838
EMCORE Corp. (c)	6,400	47,872
Extreme Networks, Inc. (c)	22,100	217,685
Harmonic, Inc. (c)	16,200	141,750
Infinera Corp. (c) (d)	33,100	275,392
Inseego Corp. (c) (d)	14,617	97,349
KVH Industries, Inc. (c)	3,132	30,161
Lumentum Holdings, Inc. (c)	13,882	1,159,702
NETGEAR, Inc. (c)	5,389	171,963
NetScout Systems, Inc. (c)	13,307	358,624
Plantronics, Inc. (c) (d)	7,648	196,630
Ribbon Communications, Inc. (c)	12,900	77,142
Ubiquiti, Inc.	1,207	360,495
Viasat, Inc. (c)	12,711	699,995
Viavi Solutions, Inc. (c)	41,558	654,123
		7,706,234
CONSTRUCTION & ENGINEERING — 0.7%
AECOM (c)	25,104	1,585,318
Ameresco, Inc. Class A (c)	5,600	327,208
API Group Corp. (c) (e)	36,023	733,068
Arcosa, Inc.	8,786	440,794
Argan, Inc.	2,639	115,245
Security Description	Shares	Value
Comfort Systems USA, Inc.	6,525	$465,363
Concrete Pumping Holdings, Inc. (c) (d)	4,831	41,257
Construction Partners, Inc. Class A (c)	5,298	176,794
Dycom Industries, Inc. (c)	5,452	388,400
EMCOR Group, Inc.	9,853	1,136,839
Fluor Corp. (c) (d)	25,809	412,170
Granite Construction, Inc.	8,279	327,434
Great Lakes Dredge & Dock Corp. (c)	11,650	175,799
IES Holdings, Inc. (c)	1,500	68,535
Infrastructure and Energy Alternatives, Inc. (c)	5,000	57,150
INNOVATE Corp. (c) (d)	9,058	37,138
MasTec, Inc. (c) (d)	10,372	894,896
Matrix Service Co. (c)	4,900	51,254
MYR Group, Inc. (c)	3,048	303,276
Northwest Pipe Co. (c)	1,800	42,660
NV5 Global, Inc. (c)	2,444	240,905
Primoris Services Corp.	9,654	236,426
Sterling Construction Co., Inc. (c)	5,200	117,884
Tutor Perini Corp. (c)	7,700	99,946
Valmont Industries, Inc.	3,874	910,855
WillScot Mobile Mini Holdings Corp. (c)	38,313	1,215,288
		10,601,902
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	7,544	989,471
Forterra, Inc. (c)	5,704	134,386
Summit Materials, Inc. Class A (c)	21,712	694,133
United States Lime & Minerals, Inc.	381	46,025
		1,864,015
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	66,412	3,390,333
Atlanticus Holdings Corp. (c)	1,000	53,060
Credit Acceptance Corp. (c) (d)	1,609	941,748
Curo Group Holdings Corp.	3,830	66,374
Encore Capital Group, Inc. (c)	5,551	273,498
Enova International, Inc. (c)	6,500	224,575
EZCORP, Inc. Class A (c)	9,000	68,130
FirstCash, Inc.	7,315	640,062
Green Dot Corp. Class A (c)	9,700	488,201
LendingClub Corp. (c)	17,906	505,665
LendingTree, Inc. (c)	2,136	298,677
Navient Corp.	30,204	595,925
Nelnet, Inc. Class A	3,042	241,048
OneMain Holdings, Inc.	19,044	1,053,704
Oportun Financial Corp. (c)	3,751	93,888
PRA Group, Inc. (c)	8,272	348,582
Prog Holdings, Inc.	12,297	516,597
Regional Management Corp.	1,600	93,088

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Santander Consumer USA Holdings, Inc.	10,964	$457,199
SLM Corp.	56,212	989,331
Upstart Holdings, Inc. (c)	8,303	2,627,401
World Acceptance Corp. (c)	828	156,972
		14,124,058
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	12,175	1,453,086
Ardagh Group SA (d)	3,500	89,215
Berry Global Group, Inc. (c)	24,887	1,515,120
Crown Holdings, Inc.	23,310	2,349,182
Graphic Packaging Holding Co.	51,967	989,452
Greif, Inc. Class A	4,700	303,620
Greif, Inc. Class B	1,142	74,002
Myers Industries, Inc.	6,595	129,064
O-I Glass, Inc. (c)	28,628	408,522
Pactiv Evergreen, Inc.	7,500	93,900
Ranpak Holdings Corp. (c)	6,900	185,058
Silgan Holdings, Inc.	15,368	589,516
Sonoco Products Co.	18,078	1,077,087
TriMas Corp. (c)	7,806	252,602
UFP Technologies, Inc. (c)	1,300	80,067
		9,589,493
DISTRIBUTORS — 0.0% (a)
Funko, Inc. Class A (c)	4,650	84,677
Greenlane Holdings, Inc. Class A (c) (d)	1,600	3,792
		88,469
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (c) (d)	13,127	440,673
Adtalem Global Education, Inc. (c)	9,074	343,088
American Public Education, Inc. (c)	3,300	84,513
Bright Horizons Family Solutions, Inc. (c)	11,202	1,561,783
Carriage Services, Inc.	3,096	138,051
Chegg, Inc. (c)	26,357	1,792,803
Coursera, Inc. (c)	10,400	329,160
European Wax Center, Inc. Class A (c)	1,800	50,418
frontdoor, Inc. (c)	15,711	658,291
Graham Holdings Co. Class B	703	414,179
Grand Canyon Education, Inc. (c)	8,278	728,133
H&R Block, Inc.	33,426	835,650
Houghton Mifflin Harcourt Co. (c)	22,899	307,533
Laureate Education, Inc. Class A (c)	19,170	325,698
Mister Car Wash, Inc. (c)	7,500	136,875
OneSpaWorld Holdings, Ltd. (c)	9,300	92,721
Perdoceo Education Corp. (c)	13,112	138,463
PowerSchool Holdings, Inc. Class A (c)	7,800	191,958
Security Description	Shares	Value
Regis Corp. (c) (d)	4,506	$15,681
Service Corp. International	30,183	1,818,828
StoneMor, Inc. (c)	5,600	13,832
Strategic Education, Inc.	4,646	327,543
Stride, Inc. (c)	7,405	266,136
Terminix Global Holdings, Inc. (c)	22,973	957,285
Vivint Smart Home, Inc. (c)	16,613	156,993
WW International, Inc. (c) (d)	9,400	171,550
		12,297,838
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	2,776	82,947
A-Mark Precious Metals, Inc.	1,500	90,030
Banco Latinoamericano de Comercio Exterior SA Class E	5,900	103,486
Cannae Holdings, Inc. (c)	15,900	494,649
Equitable Holdings, Inc.	68,046	2,016,884
Marlin Business Services Corp.	1,600	35,568
Voya Financial, Inc. (d)	20,762	1,274,579
		4,098,143
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Anterix, Inc. (c)	2,107	127,895
ATN International, Inc.	1,957	91,685
Bandwidth, Inc. Class A (c)	4,202	379,357
Cogent Communications Holdings, Inc.	7,796	552,269
Consolidated Communications Holdings, Inc. (c)	13,749	126,353
EchoStar Corp. Class A (c)	7,541	192,371
Globalstar, Inc. (c) (d)	109,200	182,364
IDT Corp. Class B (c)	3,700	155,215
Iridium Communications, Inc. (c)	21,775	867,734
Liberty Latin America, Ltd. Class C (c)	28,000	367,360
Ooma, Inc. (c) (d)	4,100	76,301
Radius Global Infrastructure, Inc. Class A (c) (d)	10,700	174,731
		3,293,635
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	9,562	569,130
Avangrid, Inc. (d)	10,509	510,737
Hawaiian Electric Industries, Inc.	19,283	787,325
IDACORP, Inc.	9,238	955,024
MGE Energy, Inc.	6,662	489,657
OGE Energy Corp.	36,738	1,210,885
Otter Tail Corp.	7,476	418,432
PG&E Corp. (c)	278,381	2,672,458
PNM Resources, Inc.	15,654	774,560
Portland General Electric Co.	16,458	773,361
Via Renewables, Inc. (d)	2,296	23,396
		9,184,965

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.2%
Acuity Brands, Inc.	6,482	$1,123,784
Advent Technologies Holdings, Inc. (c) (d)	3,000	26,100
Allied Motion Technologies, Inc.	2,043	63,905
American Superconductor Corp. (c)	5,000	72,900
Array Technologies, Inc. (c) (d)	23,200	429,664
Atkore, Inc. (c)	8,600	747,512
AZZ, Inc.	4,493	239,028
Babcock & Wilcox Enterprises, Inc. (c)	9,700	62,177
Beam Global (c) (d)	1,500	41,055
Blink Charging Co. (c) (d)	6,600	188,826
Bloom Energy Corp. Class A (c) (d)	25,476	476,911
ChargePoint Holdings, Inc. (c) (d)	19,000	379,810
Encore Wire Corp.	3,634	344,612
EnerSys	7,841	583,684
Eos Energy Enterprises, Inc. (c) (d)	7,800	109,434
FTC Solar, Inc. (c)	3,300	25,707
FuelCell Energy, Inc. (c) (d)	58,977	394,556
GrafTech International, Ltd.	36,950	381,324
Hubbell, Inc.	9,947	1,797,124
nVent Electric PLC	30,600	989,298
Plug Power, Inc. (c) (d)	94,288	2,408,116
Powell Industries, Inc.	1,700	41,769
Preformed Line Products Co.	600	39,024
Regal Beloit Corp.	7,498	1,127,249
Romeo Power, Inc. (c) (d)	22,800	112,860
Sensata Technologies Holding PLC (c)	28,647	1,567,564
Shoals Technologies Group, Inc. Class A (c)	18,700	521,356
Stem, Inc. (c)	8,800	210,232
Sunrun, Inc. (c) (d)	36,889	1,623,116
Thermon Group Holdings, Inc. (c)	6,180	106,976
TPI Composites, Inc. (c) (d)	6,500	219,375
Vertiv Holdings Co.	51,700	1,245,453
Vicor Corp. (c)	3,876	520,004
		18,220,505
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
908 Devices, Inc. (c) (d)	2,400	78,048
Advanced Energy Industries, Inc.	7,054	618,989
Aeva Technologies, Inc. (c)	13,900	110,366
Akoustis Technologies, Inc. (c)	7,600	73,720
Arlo Technologies, Inc. (c)	14,817	94,977
Arrow Electronics, Inc. (c)	13,194	1,481,554
Avnet, Inc.	18,297	676,440
Badger Meter, Inc.	5,376	543,729
Belden, Inc.	8,063	469,750
Security Description	Shares	Value
Benchmark Electronics, Inc.	6,431	$171,772
Cognex Corp.	31,471	2,524,604
Coherent, Inc. (c)	4,538	1,134,908
CTS Corp.	5,687	175,785
Daktronics, Inc. (c)	6,945	37,711
ePlus, Inc. (c)	2,418	248,111
Fabrinet (c)	6,800	697,068
FARO Technologies, Inc. (c)	3,288	216,383
Identiv, Inc. (c) (d)	3,600	67,824
II-VI, Inc. (c) (d)	19,066	1,131,758
Insight Enterprises, Inc. (c)	6,378	574,530
Iteris, Inc. (c)	7,700	40,656
Itron, Inc. (c)	8,299	627,653
Jabil, Inc.	26,167	1,527,368
Kimball Electronics, Inc. (c)	4,544	117,099
Knowles Corp. (c)	16,168	302,988
Littelfuse, Inc.	4,399	1,202,115
Luna Innovations, Inc. (c)	5,400	51,300
Methode Electronics, Inc.	6,980	293,509
MicroVision, Inc. (c) (d)	30,100	332,605
Napco Security Technologies, Inc. (c)	2,678	115,368
National Instruments Corp.	24,482	960,429
nLight, Inc. (c)	7,688	216,725
Novanta, Inc. (c)	6,426	992,817
OSI Systems, Inc. (c)	3,139	297,577
Ouster, Inc. (c) (d)	5,100	37,332
PAR Technology Corp. (c) (d)	4,500	276,795
PC Connection, Inc.	2,060	90,702
Plexus Corp. (c)	5,200	464,932
Rogers Corp. (c)	3,395	633,100
Sanmina Corp. (c)	11,775	453,809
ScanSource, Inc. (c)	4,809	167,305
SYNNEX Corp.	7,684	799,904
TTM Technologies, Inc. (c)	19,900	250,143
Velodyne Lidar, Inc. (c) (d)	13,800	81,696
Vishay Intertechnology, Inc.	24,345	489,091
Vishay Precision Group, Inc. (c)	2,400	83,448
Vontier Corp.	31,100	1,044,960
		23,079,453
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	24,242	199,996
Aspen Aerogels, Inc. (c)	3,900	179,439
Bristow Group, Inc. (c)	4,333	137,919
Cactus, Inc. Class A	10,343	390,138
ChampionX Corp. (c)	37,100	829,556
DMC Global, Inc. (c)	3,300	121,803
Dril-Quip, Inc. (c)	6,275	158,005
Frank's International NV (c) (d)	29,300	86,142
FTS International, Inc. Class A (c) (d)	1,500	36,900
Helix Energy Solutions Group, Inc. (c)	24,909	96,647
Helmerich & Payne, Inc.	19,100	523,531
Liberty Oilfield Services, Inc. Class A (c)	16,600	201,358

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nabors Industries, Ltd. (c)	1,327	$128,029
National Energy Services Reunited Corp. (c) (d)	7,000	87,640
Newpark Resources, Inc. (c)	16,800	55,440
NexTier Oilfield Solutions, Inc. (c)	30,598	140,751
Nov, Inc. (c)	71,800	941,298
Oceaneering International, Inc. (c)	17,881	238,175
Oil States International, Inc. (c)	11,466	73,268
Patterson-UTI Energy, Inc.	34,160	307,440
ProPetro Holding Corp. (c)	15,199	131,471
RPC, Inc. (c)	12,110	58,855
Select Energy Services, Inc. Class A (c)	11,192	58,086
Solaris Oilfield Infrastructure, Inc. Class A	5,500	45,870
TETRA Technologies, Inc. (c)	21,400	66,768
Tidewater, Inc. (c)	7,625	91,958
US Silica Holdings, Inc. (c)	13,388	106,970
		5,493,453
ENTERTAINMENT — 1.6%
AMC Entertainment Holdings, Inc. Class A (c)	94,511	3,597,089
Chicken Soup For The Soul Entertainment, Inc. (c) (d)	2,000	45,740
Cinemark Holdings, Inc. (c) (d)	19,638	377,246
CuriosityStream, Inc. (c) (d)	4,500	47,430
Eros STX Global Corp. (c) (d)	55,747	51,259
IMAX Corp. (c)	9,033	171,446
Liberty Media Corp.-Liberty Braves Class A (c) (d)	1,938	52,152
Liberty Media Corp.-Liberty Braves Class C (c)	6,675	176,354
Liberty Media Corp.-Liberty Formula One Class A (c)	5,101	240,002
Liberty Media Corp.-Liberty Formula One Class C (c)	36,486	1,875,745
Lions Gate Entertainment Corp. Class A (c)	10,624	150,755
Lions Gate Entertainment Corp. Class B (c)	21,589	280,657
Liveone, Inc. (c)	9,299	27,804
Madison Square Garden Entertainment Corp. (c)	4,826	350,705
Madison Square Garden Sports Corp. (c)	3,473	645,804
Marcus Corp. (c) (d)	4,237	73,936
Playtika Holding Corp. (c)	19,100	527,733
Roku, Inc. (c)	21,423	6,712,897
Skillz, Inc. (c) (d)	55,000	540,100
Spotify Technology SA (c)	25,156	5,668,653
World Wrestling Entertainment, Inc. Class A (d)	8,142	458,069
Zynga, Inc. Class A (c)	185,032	1,393,291
		23,464,867
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.3%
Acadia Realty Trust REIT	15,947	$325,478
Agree Realty Corp. REIT	12,456	824,961
Alexander & Baldwin, Inc. REIT (c)	13,138	307,955
Alexander's, Inc. REIT	402	104,769
American Assets Trust, Inc. REIT	9,117	341,158
American Campus Communities, Inc. REIT	25,209	1,221,376
American Finance Trust, Inc. REIT	21,644	174,018
American Homes 4 Rent Class A REIT	52,116	1,986,662
Americold Realty Trust REIT (d)	48,066	1,396,317
Apartment Income REIT Corp.	29,000	1,415,490
Apartment Investment & Management Co. Class A REIT	26,800	183,580
Apple Hospitality REIT, Inc.	39,300	618,189
Armada Hoffler Properties, Inc. REIT	10,900	145,733
Ashford Hospitality Trust, Inc. (c) (d)	3,110	45,779
Braemar Hotels & Resorts, Inc. REIT (c)	9,700	47,045
Brandywine Realty Trust REIT	30,800	413,336
Brixmor Property Group, Inc. REIT	54,448	1,203,845
Broadstone Net Lease, Inc. REIT (d)	28,119	697,632
BRT Apartments Corp. REIT	2,000	38,560
Camden Property Trust REIT	17,966	2,649,446
CareTrust REIT, Inc.	17,528	356,169
CatchMark Timber Trust, Inc. Class A REIT	9,200	109,204
Centerspace REIT	2,565	242,393
Chatham Lodging Trust REIT (c)	8,760	107,310
City Office REIT, Inc.	8,000	142,880
Clipper Realty, Inc. REIT	2,793	22,623
Columbia Property Trust, Inc. REIT	20,894	397,404
Community Healthcare Trust, Inc. REIT	4,247	191,922
CorePoint Lodging, Inc. REIT (c)	7,380	114,390
CoreSite Realty Corp. REIT	8,034	1,113,030
Corporate Office Properties Trust REIT	20,500	553,090
Cousins Properties, Inc. REIT	27,229	1,015,369
CTO Realty Growth, Inc. REIT (d)	1,145	61,555
CubeSmart REIT	36,988	1,792,069
CyrusOne, Inc. REIT	22,882	1,771,296
DiamondRock Hospitality Co. REIT (c)	38,000	359,100

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
DigitalBridge Group, Inc. REIT (c) (d)	88,818	$535,573
Diversified Healthcare Trust REIT	42,677	144,675
Douglas Emmett, Inc. REIT	30,537	965,275
Easterly Government Properties, Inc. REIT (d)	15,300	316,098
EastGroup Properties, Inc. REIT	7,258	1,209,401
Empire State Realty Trust, Inc. Class A REIT (d)	25,724	258,012
EPR Properties REIT	13,549	669,050
Equity Commonwealth REIT (c)	21,281	552,880
Equity LifeStyle Properties, Inc. REIT	32,072	2,504,823
Essential Properties Realty Trust, Inc. REIT	21,313	595,059
Farmland Partners, Inc. REIT	4,900	58,751
First Industrial Realty Trust, Inc. REIT	23,715	1,235,077
Four Corners Property Trust, Inc. REIT	13,809	370,910
Franklin Street Properties Corp. REIT	19,683	91,329
Gaming and Leisure Properties, Inc. REIT	40,664	1,883,556
GEO Group, Inc. REIT (d)	22,280	166,432
Getty Realty Corp. REIT	7,174	210,270
Gladstone Commercial Corp. REIT	6,430	135,223
Gladstone Land Corp. REIT (d)	5,300	120,681
Global Medical REIT, Inc.	11,000	161,700
Global Net Lease, Inc. REIT	18,482	296,082
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (d)	13,945	745,779
Healthcare Realty Trust, Inc. REIT	26,603	792,237
Healthcare Trust of America, Inc. Class A REIT	40,396	1,198,145
Hersha Hospitality Trust REIT (c)	6,376	59,488
Highwoods Properties, Inc. REIT	18,970	832,024
Hudson Pacific Properties, Inc. REIT	27,337	718,143
Independence Realty Trust, Inc. REIT (d)	19,273	392,206
Indus Realty Trust, Inc. REIT	762	53,416
Industrial Logistics Properties Trust REIT	11,828	300,549
Innovative Industrial Properties, Inc. REIT (d)	4,333	1,001,660
Invitation Homes, Inc. REIT	106,262	4,073,022
iStar, Inc. REIT (d)	12,875	322,905
JBG SMITH Properties REIT	22,722	672,798
Kilroy Realty Corp. REIT	21,363	1,414,444
Kite Realty Group Trust REIT	15,129	308,026
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	15,855	$1,798,750
Lexington Realty Trust REIT	49,900	636,225
Life Storage, Inc. REIT	14,357	1,647,322
LTC Properties, Inc. REIT	7,124	225,760
Macerich Co. REIT	38,858	649,317
Mack-Cali Realty Corp. REIT (c)	15,947	273,013
Medical Properties Trust, Inc. REIT	108,961	2,186,847
Monmouth Real Estate Investment Corp. REIT	17,417	324,827
National Health Investors, Inc. REIT	7,945	425,057
National Retail Properties, Inc. REIT	32,363	1,397,758
National Storage Affiliates Trust REIT	14,910	787,099
NETSTREIT Corp.	7,200	170,280
NexPoint Residential Trust, Inc. REIT	4,248	262,866
Office Properties Income Trust REIT	8,627	218,522
Omega Healthcare Investors, Inc. REIT	44,007	1,318,450
One Liberty Properties, Inc. REIT	3,038	92,629
Outfront Media, Inc. REIT	26,467	666,968
Paramount Group, Inc. REIT	33,953	305,237
Park Hotels & Resorts, Inc. REIT (c)	43,234	827,499
Pebblebrook Hotel Trust REIT	23,557	527,912
Phillips Edison & Co., Inc.	3,400	104,414
Physicians Realty Trust REIT	39,431	694,774
Piedmont Office Realty Trust, Inc. Class A REIT	22,505	392,262
Plymouth Industrial REIT, Inc.	5,400	122,850
Postal Realty Trust, Inc. Class A REIT	2,100	39,144
PotlatchDeltic Corp. REIT	12,028	620,404
Preferred Apartment Communities, Inc. Class A REIT	9,497	116,148
PS Business Parks, Inc. REIT	3,649	571,944
Rayonier, Inc. REIT	25,827	921,507
Retail Opportunity Investments Corp. REIT	21,800	379,756
Retail Properties of America, Inc. Class A REIT	39,203	504,935
Retail Value, Inc. REIT	3,096	81,518
Rexford Industrial Realty, Inc. REIT	25,443	1,443,890
RLJ Lodging Trust REIT	30,255	449,589
RPT Realty REIT	14,500	185,020
Ryman Hospitality Properties, Inc. REIT (c)	9,827	822,520
Sabra Health Care REIT, Inc.	40,355	594,026
Safehold, Inc. REIT (d)	3,247	233,427
Saul Centers, Inc. REIT	2,100	92,526

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Seritage Growth Properties Class A REIT (c) (d)	6,438	$95,476
Service Properties Trust REIT	29,874	334,888
SITE Centers Corp. REIT	31,401	484,831
SL Green Realty Corp. REIT (d)	12,300	871,332
Spirit Realty Capital, Inc. REIT	21,848	1,005,882
STAG Industrial, Inc. REIT	29,850	1,171,612
STORE Capital Corp. REIT	45,223	1,448,493
Summit Hotel Properties, Inc. REIT (c)	18,800	181,044
Sun Communities, Inc. REIT	21,121	3,909,497
Sunstone Hotel Investors, Inc. REIT (c)	39,819	475,439
Tanger Factory Outlet Centers, Inc. REIT	18,687	304,598
Terreno Realty Corp. REIT	12,724	804,539
UMH Properties, Inc. REIT	7,800	178,620
Uniti Group, Inc. REIT	35,470	438,764
Universal Health Realty Income Trust REIT	2,288	126,458
Urban Edge Properties REIT	21,000	384,510
Urstadt Biddle Properties, Inc. Class A REIT	5,640	106,765
VEREIT, Inc.	42,055	1,902,148
VICI Properties, Inc. REIT (d)	108,193	3,073,763
Washington Real Estate Investment Trust	15,402	381,200
Whitestone REIT	7,500	73,350
WP Carey, Inc. REIT	33,667	2,459,038
Xenia Hotels & Resorts, Inc. REIT (c)	20,700	367,218
		91,549,289
FOOD & STAPLES RETAILING — 0.6%
Albertsons Cos., Inc. Class A (d)	28,600	890,318
Andersons, Inc.	5,885	181,434
BJ's Wholesale Club Holdings, Inc. (c)	25,000	1,373,000
Casey's General Stores, Inc.	6,775	1,276,749
Chefs' Warehouse, Inc. (c)	5,700	185,649
Grocery Outlet Holding Corp. (c)	15,945	343,934
HF Foods Group, Inc. (c) (d)	6,700	40,535
Ingles Markets, Inc. Class A	2,556	168,773
MedAvail Holdings, Inc. (c) (d)	2,000	5,840
Natural Grocers by Vitamin Cottage, Inc.	1,700	19,074
Performance Food Group Co. (c)	27,694	1,286,663
PriceSmart, Inc.	4,291	332,767
Rite Aid Corp. (c) (d)	10,366	147,197
SpartanNash Co.	7,209	157,877
Sprouts Farmers Market, Inc. (c)	21,675	502,210
United Natural Foods, Inc. (c)	10,099	488,993
US Foods Holding Corp. (c)	40,554	1,405,602
Village Super Market, Inc. Class A	1,669	36,184
Security Description	Shares	Value
Weis Markets, Inc.	2,915	$153,183
		8,995,982
FOOD PRODUCTS — 1.1%
AppHarvest, Inc. (c) (d)	12,800	83,456
B&G Foods, Inc. (d)	11,600	346,724
Beyond Meat, Inc. (c) (d)	10,562	1,111,756
Bunge, Ltd.	25,321	2,059,104
Calavo Growers, Inc.	3,081	117,817
Cal-Maine Foods, Inc.	6,562	237,282
Darling Ingredients, Inc. (c)	29,805	2,142,979
Flowers Foods, Inc.	34,531	815,968
Fresh Del Monte Produce, Inc.	6,147	198,056
Freshpet, Inc. (c)	7,542	1,076,168
Hain Celestial Group, Inc. (c) (d)	15,401	658,855
Hostess Brands, Inc. (c)	23,800	413,406
Ingredion, Inc.	12,357	1,099,897
J&J Snack Foods Corp.	2,691	411,239
John B Sanfilippo & Son, Inc.	1,670	136,472
Laird Superfood, Inc. (c) (d)	1,100	20,988
Lancaster Colony Corp.	3,466	585,095
Landec Corp. (c)	4,900	45,178
Limoneira Co.	2,900	46,893
Mission Produce, Inc. (c) (d)	6,500	119,470
Pilgrim's Pride Corp. (c)	8,621	250,699
Post Holdings, Inc. (c)	10,813	1,191,160
Sanderson Farms, Inc.	3,766	708,761
Seaboard Corp.	46	188,600
Seneca Foods Corp. Class A (c)	1,249	60,227
Simply Good Foods Co. (c)	15,500	534,595
Tattooed Chef, Inc. (c) (d)	8,500	156,655
Tootsie Roll Industries, Inc. (d)	2,686	81,735
TreeHouse Foods, Inc. (c)	9,481	378,102
Utz Brands, Inc. (d)	10,600	181,578
Vital Farms, Inc. (c)	4,500	79,065
Whole Earth Brands, Inc. (c) (d)	6,500	75,075
		15,613,055
GAS UTILITIES — 0.5%
Brookfield Infrastructure Corp. Class A (d)	9,982	597,722
Chesapeake Utilities Corp.	3,121	374,676
National Fuel Gas Co.	15,970	838,744
New Jersey Resources Corp.	17,544	610,707
Northwest Natural Holding Co.	5,582	256,716
ONE Gas, Inc.	9,621	609,683
South Jersey Industries, Inc. (d)	18,662	396,754
Southwest Gas Holdings, Inc. (c)	10,839	724,912
Spire, Inc.	9,439	577,478
UGI Corp.	38,235	1,629,576
		6,616,968
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Accelerate Diagnostics, Inc. (c) (d)	6,200	36,146
Accuray, Inc. (c) (d)	17,421	68,813

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Acutus Medical, Inc. (c) (d)	3,500	$30,940
Alphatec Holdings, Inc. (c) (d)	12,500	152,375
AngioDynamics, Inc. (c)	6,697	173,720
Apyx Medical Corp. (c)	6,195	85,801
Asensus Surgical, Inc. (c) (d)	40,800	75,480
Aspira Women's Health, Inc. (c) (d)	12,600	40,950
AtriCure, Inc. (c)	8,200	570,310
Atrion Corp.	268	186,930
Avanos Medical, Inc. (c)	8,800	274,560
AxoGen, Inc. (c)	7,100	112,180
Axonics, Inc. (c)	8,363	544,348
BioLife Solutions, Inc. (c)	4,720	199,750
Bioventus, Inc. Class A (c) (d)	2,900	41,064
Butterfly Network, Inc. (c) (d)	33,000	344,520
Cardiovascular Systems, Inc. (c)	7,050	231,451
Cerus Corp. (c)	31,009	188,845
ClearPoint Neuro, Inc. (c) (d)	3,300	58,575
CONMED Corp.	5,300	693,399
CryoLife, Inc. (c)	6,792	151,394
CryoPort, Inc. (c) (d)	7,400	492,174
Cutera, Inc. (c) (d)	3,300	153,780
CVRx, Inc. (c)	1,500	24,810
CytoSorbents Corp. (c) (d)	7,660	62,199
DarioHealth Corp. (c) (d)	2,400	32,760
Eargo, Inc. (c)	3,400	22,882
Envista Holdings Corp. (c)	29,568	1,236,238
Figs, Inc. Class A (c)	6,900	256,266
Glaukos Corp. (c)	8,216	395,765
Globus Medical, Inc. Class A (c)	14,232	1,090,456
Haemonetics Corp. (c)	9,193	648,934
Heska Corp. (c)	1,796	464,338
Hill-Rom Holdings, Inc.	12,240	1,836,000
ICU Medical, Inc. (c)	3,680	858,838
Inari Medical, Inc. (c)	6,239	505,983
Inogen, Inc. (c)	3,492	150,470
Insulet Corp. (c)	12,177	3,461,069
Integer Holdings Corp. (c)	5,983	534,521
Integra LifeSciences Holdings Corp. (c)	13,293	910,305
Intersect ENT, Inc. (c)	6,130	166,736
Invacare Corp. (c) (d)	6,300	29,988
iRadimed Corp. (c)	1,100	36,949
iRhythm Technologies, Inc. (c)	5,326	311,891
Lantheus Holdings, Inc. (c)	12,261	314,862
LeMaitre Vascular, Inc.	3,551	188,523
LivaNova PLC (c)	9,750	772,102
Masimo Corp. (c)	9,209	2,492,968
Meridian Bioscience, Inc. (c)	7,671	147,590
Merit Medical Systems, Inc. (c)	9,400	674,920
Mesa Laboratories, Inc. (d)	898	271,519
Misonix, Inc. (c)	2,300	58,190
Natus Medical, Inc. (c)	6,373	159,835
Neogen Corp. (c)	19,742	857,395
Neuronetics, Inc. (c)	4,400	28,864
Security Description	Shares	Value
NeuroPace, Inc. (c)	1,200	$19,020
Nevro Corp. (c)	6,309	734,241
Novocure, Ltd. (c)	18,855	2,190,385
NuVasive, Inc. (c)	9,480	567,378
OraSure Technologies, Inc. (c)	13,400	151,554
Ortho Clinical Diagnostics Holdings PLC (c)	20,100	371,448
Orthofix Medical, Inc. (c)	3,560	135,707
OrthoPediatrics Corp. (c)	2,468	161,679
Outset Medical, Inc. (c) (d)	8,300	410,352
PAVmed, Inc. (c)	12,500	106,750
Penumbra, Inc. (c)	6,216	1,656,564
Pulmonx Corp. (c)	4,800	172,704
Pulse Biosciences, Inc. (c) (d)	2,712	58,579
Quidel Corp. (c)	6,803	960,243
Quotient, Ltd. (c) (d)	13,400	31,356
Retractable Technologies, Inc. (c) (d)	3,000	33,090
RxSight, Inc. (c)	1,500	19,005
SeaSpine Holdings Corp. (c)	5,600	88,088
Senseonics Holdings, Inc. (c) (d)	79,100	268,149
Shockwave Medical, Inc. (c)	6,170	1,270,280
SI-BONE, Inc. (c)	5,760	123,379
Sientra, Inc. (c) (d)	9,700	55,581
Sight Sciences, Inc. (c)	2,000	45,400
Silk Road Medical, Inc. (c)	6,169	339,480
Solition, Inc. (c)	2,100	42,756
STAAR Surgical Co. (c)	8,669	1,114,227
Stereotaxis, Inc. (c)	8,200	44,116
Surmodics, Inc. (c)	2,581	143,504
Tactile Systems Technology, Inc. (c)	3,400	151,130
Talis Biomedical Corp. (c)	2,500	15,625
Tandem Diabetes Care, Inc. (c)	11,292	1,348,039
TransMedics Group, Inc. (c)	4,800	158,832
Treace Medical Concepts, Inc. (c)	1,900	51,110
Utah Medical Products, Inc.	640	59,418
Vapotherm, Inc. (c)	4,000	89,080
Varex Imaging Corp. (c)	7,008	197,626
ViewRay, Inc. (c)	24,906	179,572
Zynex, Inc. (c)	3,500	39,865
		37,516,983
HEALTH CARE PROVIDERS & SERVICES — 1.9%
1Life Healthcare, Inc. (c)	21,300	431,325
Acadia Healthcare Co., Inc. (c)	16,282	1,038,466
Accolade, Inc. (c) (d)	9,100	383,747
AdaptHealth Corp. (c)	12,900	300,441
Addus HomeCare Corp. (c)	2,816	224,576
Agiliti, Inc. (c)	4,300	81,872
agilon health, Inc. (c)	12,400	325,004
Alignment Healthcare, Inc. (c)	4,600	73,508
Amedisys, Inc. (c)	5,906	880,585
AMN Healthcare Services, Inc. (c)	8,648	992,358

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Apollo Medical Holdings, Inc. (c) (d)	6,873	$625,787
Apria, Inc. (c)	2,700	100,305
Aveanna Healthcare Holdings, Inc. (c)	6,700	53,734
Biodesix, Inc. (c) (d)	2,200	18,084
Brookdale Senior Living, Inc. (c)	33,341	210,048
Castle Biosciences, Inc. (c)	3,900	259,350
Chemed Corp.	2,865	1,332,569
Community Health Systems, Inc. (c)	22,367	261,694
CorVel Corp. (c)	1,600	297,952
Covetrus, Inc. (c)	18,880	342,483
Cross Country Healthcare, Inc. (c)	6,758	143,540
Encompass Health Corp.	18,103	1,358,449
Ensign Group, Inc.	9,570	716,697
Exagen, Inc. (c)	1,900	25,840
Fulgent Genetics, Inc. (c) (d)	3,771	339,201
Guardant Health, Inc. (c) (d)	16,551	2,069,040
Hanger, Inc. (c)	7,450	163,602
HealthEquity, Inc. (c)	14,963	969,004
InfuSystem Holdings, Inc. (c)	3,200	41,696
Innovage Holding Corp. (c)	3,200	21,152
Joint Corp. (c)	2,550	249,951
LHC Group, Inc. (c)	5,584	876,185
LifeStance Health Group, Inc. (c)	8,400	121,800
Magellan Health, Inc. (c)	4,343	410,631
MEDNAX, Inc. (c)	13,874	394,438
ModivCare, Inc. (c)	2,254	409,371
Molina Healthcare, Inc. (c)	10,646	2,888,366
National HealthCare Corp.	2,241	156,825
National Research Corp.	2,600	109,642
Oak Street Health, Inc. (c) (d)	18,109	770,176
Ontrack, Inc. (c)	1,538	15,442
Option Care Health, Inc. (c)	27,407	664,894
Owens & Minor, Inc.	13,219	413,622
Patterson Cos., Inc.	15,600	470,184
Pennant Group, Inc. (c)	4,617	129,692
PetIQ, Inc. (c) (d)	4,826	120,505
Premier, Inc. Class A	22,445	869,968
Privia Health Group, Inc. (c) (d)	3,700	87,172
Progyny, Inc. (c)	11,500	644,000
R1 RCM, Inc. (c)	21,487	472,929
RadNet, Inc. (c)	8,276	242,570
Select Medical Holdings Corp.	20,234	731,864
Sharps Compliance Corp. (c)	2,600	21,502
Signify Health, Inc. Class A (c) (d)	11,500	205,505
SOC Telemed, Inc. (c)	11,100	25,086
Surgery Partners, Inc. (c)	5,795	245,360
Tenet Healthcare Corp. (c)	19,422	1,290,398
Tivity Health, Inc. (c)	7,897	182,105
Triple-S Management Corp. (c)	4,135	146,255
US Physical Therapy, Inc.	2,322	256,813
Security Description	Shares	Value
Viemed Healthcare, Inc. (c)	6,500	$36,075
		27,741,435
HEALTH CARE TECHNOLOGY — 1.3%
Allscripts Healthcare Solutions, Inc. (c)	22,412	299,648
American Well Corp. Class A (c) (d)	35,300	321,583
Castlight Health, Inc. Class B (c)	20,800	32,656
Certara, Inc. (c)	15,100	499,810
Change Healthcare, Inc. (c)	46,110	965,543
Computer Programs & Systems, Inc. (c)	2,604	92,338
Convey Holding Parent, Inc. (c)	2,400	20,160
Evolent Health, Inc. Class A (c)	14,065	436,015
Forian, Inc. (c)	3,200	33,024
Health Catalyst, Inc. (c) (d)	9,100	455,091
HealthStream, Inc. (c)	4,599	131,439
iCAD, Inc. (c)	3,800	40,850
Inovalon Holdings, Inc. Class A (c)	14,100	568,089
Inspire Medical Systems, Inc. (c)	4,909	1,143,208
Multiplan Corp. (c) (d)	41,000	230,830
NantHealth, Inc. (c) (d)	5,000	8,050
NextGen Healthcare, Inc. (c)	10,100	142,410
Omnicell, Inc. (c)	7,866	1,167,550
OptimizeRx Corp. (c) (d)	3,096	264,863
Phreesia, Inc. (c)	8,900	549,130
Schrodinger, Inc. (c) (d)	8,208	448,814
Simulations Plus, Inc. (d)	2,897	114,432
Tabula Rasa HealthCare, Inc. (c) (d)	4,065	106,544
Teladoc Health, Inc. (c) (d)	27,804	3,525,825
Veeva Systems, Inc. Class A (c)	25,267	7,281,191
Vocera Communications, Inc. (c)	6,334	289,844
		19,168,937
HOTELS, RESTAURANTS & LEISURE — 2.4%
Accel Entertainment, Inc. (c)	10,100	122,614
Aramark	42,140	1,384,720
Bally's Corp. (c)	5,865	294,071
Biglari Holdings, Inc. Class B (c)	170	29,208
BJ's Restaurants, Inc. (c)	4,006	167,291
Bloomin' Brands, Inc. (c)	16,093	402,325
Bluegreen Vacations Holding Corp. (c)	3,348	86,378
Boyd Gaming Corp. (c)	15,198	961,425
Brinker International, Inc. (c)	8,230	403,682
Carrols Restaurant Group, Inc.	6,400	23,424
Century Casinos, Inc. (c)	5,161	69,519
Cheesecake Factory, Inc. (c)	8,455	397,385
Choice Hotels International, Inc.	6,456	815,845
Churchill Downs, Inc.	6,808	1,634,465
Chuy's Holdings, Inc. (c)	3,753	118,332

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc.	4,308	$602,431
Dave & Buster's Entertainment, Inc. (c)	7,916	303,420
Del Taco Restaurants, Inc.	5,600	48,888
Denny's Corp. (c)	11,241	183,678
Dine Brands Global, Inc. (c)	2,930	237,945
DraftKings, Inc. Class A (c) (d)	56,000	2,696,960
Drive Shack, Inc. (c)	14,400	40,464
El Pollo Loco Holdings, Inc. (c)	3,500	59,150
Esports Technologies, Inc. (c) (d)	2,000	67,140
Everi Holdings, Inc. (c)	15,795	381,923
F45 Training Holdings, Inc. (c)	3,700	55,352
Fiesta Restaurant Group, Inc. (c)	3,397	37,231
Full House Resorts, Inc. (c)	5,700	60,477
GAN, Ltd. (c)	7,000	104,090
Golden Entertainment, Inc. (c)	3,225	158,315
Golden Nugget Online Gaming, Inc. (c)	7,300	126,801
Hall of Fame Resort & Entertainment Co. (c) (d)	9,600	25,440
Hilton Grand Vacations, Inc. (c)	15,571	740,712
Hyatt Hotels Corp. Class A (c)	8,659	667,609
International Game Technology PLC (c) (d)	18,135	477,313
Jack in the Box, Inc.	4,197	408,494
Krispy Kreme, Inc. (c) (d)	4,000	56,000
Kura Sushi USA, Inc. Class A (c)	600	26,208
Lindblad Expeditions Holdings, Inc. (c) (d)	5,389	78,626
Marriott Vacations Worldwide Corp.	7,640	1,202,001
Monarch Casino & Resort, Inc. (c)	2,300	154,077
Nathan's Famous, Inc.	738	45,143
NEOGAMES SA (c)	1,100	40,392
Noodles & Co. (c)	7,100	83,780
ONE Group Hospitality Inc (c)	3,400	36,346
Papa John's International, Inc.	6,088	773,115
Planet Fitness, Inc. Class A (c)	15,343	1,205,193
PlayAGS, Inc. (c)	5,060	39,873
RCI Hospitality Holdings, Inc.	1,600	109,616
Red Robin Gourmet Burgers, Inc. (c)	2,936	67,704
Red Rock Resorts, Inc. Class A (c)	11,186	572,947
Rush Street Interactive, Inc. (c) (d)	9,900	190,179
Ruth's Hospitality Group, Inc. (c)	6,100	126,331
Scientific Games Corp. Class A (c)	17,564	1,459,042
SeaWorld Entertainment, Inc. (c)	9,417	520,948
Security Description	Shares	Value
Shake Shack, Inc. Class A (c)	6,830	$535,882
Six Flags Entertainment Corp. (c)	14,195	603,288
Target Hospitality Corp. (c)	5,600	20,888
Texas Roadhouse, Inc.	12,877	1,176,056
Travel + Leisure Co.	15,600	850,668
Vail Resorts, Inc. (c)	7,390	2,468,630
Wendy's Co.	32,858	712,361
Wingstop, Inc.	5,465	895,877
Wyndham Hotels & Resorts, Inc.	17,016	1,313,465
Xponential Fitness, Inc. Class A (c)	1,700	21,573
Yum China Holdings, Inc.	77,617	4,510,324
		34,291,050
HOUSEHOLD DURABLES — 0.9%
Aterian, Inc. (c) (d)	4,800	51,984
Bassett Furniture Industries, Inc.	1,600	28,976
Beazer Homes USA, Inc. (c)	5,396	93,081
Casper Sleep, Inc. (c) (d)	4,800	20,496
Cavco Industries, Inc. (c)	1,676	396,776
Century Communities, Inc.	5,451	334,964
Ethan Allen Interiors, Inc.	4,300	101,910
Flexsteel Industries, Inc.	1,200	37,056
GoPro, Inc. Class A (c)	23,122	216,422
Green Brick Partners, Inc. (c)	5,802	119,057
Hamilton Beach Brands Holding Co. Class A	1,317	20,637
Helen of Troy, Ltd. (c)	4,464	1,002,971
Hooker Furniture Corp.	2,200	59,378
Hovnanian Enterprises, Inc. Class A (c)	900	86,751
Installed Building Products, Inc.	4,314	462,245
iRobot Corp. (c) (d)	5,143	403,725
KB Home	15,300	595,476
Landsea Homes Corp. (c) (d)	2,000	17,320
La-Z-Boy, Inc.	8,333	268,573
Legacy Housing Corp. (c)	1,520	27,314
LGI Homes, Inc. (c)	4,025	571,188
Lifetime Brands, Inc.	2,200	40,018
Lovesac Co. (c) (d)	2,287	151,148
M/I Homes, Inc. (c)	5,191	300,040
MDC Holdings, Inc.	10,455	488,458
Meritage Homes Corp. (c)	6,967	675,799
Purple Innovation, Inc. (c) (d)	10,496	220,626
Skyline Champion Corp. (c)	9,737	584,804
Snap One Holdings Corp. (c)	2,400	40,008
Sonos, Inc. (c)	22,030	712,891
Taylor Morrison Home Corp. (c)	22,958	591,857
Tempur Sealy International, Inc.	33,468	1,553,250
Toll Brothers, Inc.	20,884	1,154,676
TopBuild Corp. (c)	6,074	1,244,016
Traeger, Inc. (c)	4,100	85,813
Tri Pointe Homes, Inc. (c)	21,483	451,573
Tupperware Brands Corp. (c)	8,881	187,567

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Turtle Beach Corp. (c)	2,700	$75,114
Universal Electronics, Inc. (c)	2,539	125,046
VOXX International Corp. (c)	3,700	42,365
Vuzix Corp. (c) (d)	10,700	111,922
Weber, Inc. Class A (c)	3,100	54,529
		13,807,820
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (c)	1,800	86,400
Central Garden & Pet Co. Class A (c)	7,382	317,426
Energizer Holdings, Inc.	12,458	486,485
Oil-Dri Corp. of America	948	33,180
Reynolds Consumer Products, Inc.	10,400	284,336
Spectrum Brands Holdings, Inc.	7,869	752,827
WD-40 Co.	2,553	590,969
		2,551,623
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Brookfield Renewable Corp. Class A	23,479	911,220
Clearway Energy, Inc. Class A	6,226	175,573
Clearway Energy, Inc. Class C	15,300	463,131
Ormat Technologies, Inc.	8,292	552,330
Sunnova Energy International, Inc. (c) (d)	15,700	517,158
Vistra Corp.	88,607	1,515,180
		4,134,592
INDUSTRIAL CONGLOMERATES — 0.0% (a)
Raven Industries, Inc. (c)	6,522	375,732
INSURANCE — 2.5%
Alleghany Corp. (c)	2,482	1,549,786
Ambac Financial Group, Inc. (c)	8,594	123,066
American Equity Investment Life Holding Co.	15,572	460,464
American Financial Group, Inc.	12,519	1,575,266
American National Group, Inc.	1,431	270,502
AMERISAFE, Inc.	3,434	192,853
Arch Capital Group, Ltd. (c)	70,267	2,682,794
Argo Group International Holdings, Ltd.	5,760	300,787
Assured Guaranty, Ltd.	13,319	623,462
Athene Holding, Ltd. Class A (c)	21,223	1,461,628
Axis Capital Holdings, Ltd.	14,199	653,722
Bright Health Group, Inc. (c)	9,600	78,336
Brighthouse Financial, Inc. (c)	15,273	690,798
BRP Group, Inc. Class A (c)	8,605	286,460
Citizens, Inc. (c)	9,100	56,511
CNA Financial Corp.	5,191	217,814
CNO Financial Group, Inc.	23,979	564,466
Crawford & Co. Class A	3,000	26,910
Donegal Group, Inc. Class A	2,600	37,674
eHealth, Inc. (c)	4,407	178,484
Employers Holdings, Inc.	5,100	201,399
Security Description	Shares	Value
Enstar Group, Ltd. (c)	2,265	$531,663
Erie Indemnity Co. Class A	4,618	823,944
Fidelity National Financial, Inc.	50,236	2,277,700
First American Financial Corp.	19,714	1,321,824
Genworth Financial, Inc. Class A (c)	92,182	345,683
GoHealth, Inc. Class A (c) (d)	8,300	41,749
Goosehead Insurance, Inc. Class A (c)	3,219	490,222
Greenlight Capital Re, Ltd. Class A (c)	5,000	36,950
Hanover Insurance Group, Inc.	6,635	860,029
HCI Group, Inc.	1,173	129,933
Heritage Insurance Holdings, Inc.	4,799	32,681
Horace Mann Educators Corp.	7,600	302,404
Independence Holding Co.	905	44,879
Investors Title Co.	243	44,372
James River Group Holdings, Ltd.	6,700	252,791
Kemper Corp.	11,207	748,516
Kinsale Capital Group, Inc.	3,949	638,553
Lemonade, Inc. (c) (d)	7,200	482,472
Maiden Holdings, Ltd. (c)	12,100	38,236
Markel Corp. (c)	2,495	2,981,849
MBIA, Inc. (c)	9,397	120,751
Mercury General Corp.	4,837	269,276
MetroMile, Inc. (c) (d)	6,400	22,720
National Western Life Group, Inc. Class A	480	101,083
NI Holdings, Inc. (c)	1,700	29,852
Old Republic International Corp. (c)	51,462	1,190,316
Palomar Holdings, Inc. (c)	4,510	364,543
Primerica, Inc.	7,264	1,115,968
ProAssurance Corp.	9,605	228,407
Reinsurance Group of America, Inc.	12,546	1,395,868
RenaissanceRe Holdings, Ltd.	8,575	1,195,355
RLI Corp.	7,278	729,765
Safety Insurance Group, Inc.	2,586	204,941
Selective Insurance Group, Inc.	10,898	823,126
Selectquote, Inc. (c) (d)	24,503	316,824
SiriusPoint, Ltd. (c)	15,900	147,234
State Auto Financial Corp.	3,300	168,135
Stewart Information Services Corp.	4,865	307,760
Tiptree, Inc.	4,500	45,090
Trean Insurance Group, Inc. (c)	3,100	32,085
Trupanion, Inc. (c)	7,000	543,690
United Fire Group, Inc.	3,963	91,545
United Insurance Holdings Corp.	3,800	13,794
Universal Insurance Holdings, Inc.	5,117	66,726
Unum Group	37,600	942,256
Vericity, Inc. (c)	300	2,835

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
White Mountains Insurance Group, Ltd.	551	$589,355
		35,718,932
INTERACTIVE MEDIA & SERVICES — 1.0%
Cargurus, Inc. (c)	17,300	543,393
Cars.com, Inc. (c)	12,800	161,920
Eventbrite, Inc. Class A (c) (d)	13,493	255,153
EverQuote, Inc. Class A (c)	3,335	62,131
fuboTV, Inc. (c) (d)	23,900	572,644
IAC/InterActiveCorp. (c)	14,137	1,841,910
Liberty TripAdvisor Holdings, Inc. Class A (c)	13,400	41,406
MediaAlpha, Inc. Class A (c)	3,600	67,248
Outbrain, Inc. (c)	1,500	22,200
Pinterest, Inc. Class A (c)	102,209	5,207,548
QuinStreet, Inc. (c)	9,098	159,761
TripAdvisor, Inc. (c)	18,000	609,300
TrueCar, Inc. (c)	19,266	80,147
Vimeo, Inc. (c) (d)	26,523	778,980
Yelp, Inc. (c)	13,291	494,957
Zillow Group, Inc. Class A (c)	10,912	966,585
Zillow Group, Inc. Class C (c) (d)	31,214	2,751,202
		14,616,485
INTERNET & DIRECT MARKETING RETAIL — 1.0%
1-800-Flowers.com, Inc. Class A (c)	4,900	149,499
1stdibs.com, Inc. (c)	1,200	14,880
CarParts.com, Inc. (c) (d)	8,600	134,246
DoorDash, Inc. Class A (c)	26,589	5,476,802
Duluth Holdings, Inc. Class B (c)	2,096	28,568
Groupon, Inc. (c) (d)	4,311	98,334
Lands' End, Inc. (c)	2,500	58,850
Liquidity Services, Inc. (c)	5,024	108,569
Overstock.com, Inc. (c) (d)	7,882	614,165
PetMed Express, Inc. (d)	3,668	98,559
Porch Group, Inc. (c)	13,900	245,752
Quotient Technology, Inc. (c)	16,471	95,861
Qurate Retail, Inc. Class A	67,916	692,064
RealReal, Inc. (c) (d)	14,300	188,474
Revolve Group, Inc. (c) (d)	6,500	401,505
Shutterstock, Inc.	4,250	481,610
Stamps.com, Inc. (c)	3,248	1,071,158
Stitch Fix, Inc. Class A (c)	10,746	429,303
Wayfair, Inc. Class A (c) (d)	13,870	3,543,924
Xometry, Inc. Class A (c) (d)	1,500	86,505
		14,018,628
IT SERVICES — 6.0%
Alliance Data Systems Corp.	9,110	919,108
Amdocs, Ltd.	23,835	1,804,548
BigCommerce Holdings, Inc. (c) (d)	8,900	450,696
BM Technologies, Inc. (c)	737	6,559
Brightcove, Inc. (c)	7,371	85,061
Security Description	Shares	Value
Cantaloupe, Inc. (c)	10,200	$109,956
Cass Information Systems, Inc.	2,536	106,132
Cloudflare, Inc. Class A (c)	47,595	5,361,577
Concentrix Corp.	7,774	1,375,998
Conduent, Inc. (c)	30,100	198,359
CSG Systems International, Inc.	5,892	283,994
DigitalOcean Holdings, Inc. (c)	9,100	706,433
EPAM Systems, Inc. (c)	9,947	5,674,565
Euronet Worldwide, Inc. (c)	9,312	1,185,231
EVERTEC, Inc.	11,000	502,920
Evo Payments, Inc. Class A (c)	8,700	206,016
ExlService Holdings, Inc. (c)	6,037	743,276
Fastly, Inc. Class A (c) (d)	19,343	782,231
Flywire Corp. (c)	2,200	96,448
Genpact, Ltd.	33,853	1,608,356
Globant SA (c)	7,494	2,105,889
GoDaddy, Inc. Class A (c)	30,892	2,153,172
GreenBox POS (c) (d)	3,000	24,870
GreenSky, Inc. Class A (c)	12,800	143,104
Grid Dynamics Holdings, Inc. (c)	7,600	222,072
Hackett Group, Inc.	4,790	93,980
I3 Verticals, Inc. Class A (c)	3,700	89,577
IBEX Holdings, Ltd. (c) (d)	1,100	18,700
International Money Express, Inc. (c)	5,800	96,860
Limelight Networks, Inc. (c) (d)	22,799	54,262
LiveRamp Holdings, Inc. (c)	12,101	571,530
MAXIMUS, Inc.	11,207	932,422
MoneyGram International, Inc. (c)	16,400	131,528
MongoDB, Inc. (c)	11,378	5,364,841
Okta, Inc. (c)	22,875	5,429,153
Paya Holdings, Inc. (c)	16,400	178,268
Paysafe, Ltd. (c)	76,700	594,425
Perficient, Inc. (c)	5,949	688,299
Priority Technology Holdings, Inc. (c)	1,465	9,786
Rackspace Technology, Inc. (c) (d)	9,800	139,356
Repay Holdings Corp. (c) (d)	15,700	361,571
Sabre Corp. (c) (d)	58,035	687,134
Shift4 Payments, Inc. Class A (c) (d)	7,900	612,408
Snowflake, Inc. Class A (c)	36,092	10,915,304
SolarWinds Corp.	6,151	102,906
Square, Inc. Class A (c)	73,037	17,517,194
StarTek, Inc. (c)	3,100	17,081
StoneCo, Ltd. Class A (c)	40,860	1,418,659
Switch, Inc. Class A	20,936	531,565
TTEC Holdings, Inc.	3,407	318,657
Tucows, Inc. Class A (c)	1,776	140,215
Twilio, Inc. Class A (c)	30,724	9,802,492
Unisys Corp. (c)	11,900	299,166
Verra Mobility Corp. (c) (d)	24,281	365,915
WEX, Inc. (c)	8,257	1,454,388

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Wix.com, Ltd. (c) (d)	9,797	$1,919,918
		87,714,131
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Acushnet Holdings Corp.	6,172	288,232
American Outdoor Brands, Inc. (c)	2,581	63,389
AMMO, Inc. (c)	15,800	97,170
Brunswick Corp.	14,326	1,364,838
Callaway Golf Co. (c)	21,041	581,363
Clarus Corp.	4,565	117,001
Escalade, Inc.	2,000	37,820
Genius Brands International, Inc. (c) (d)	49,200	66,912
Hayward Holdings, Inc. (c)	7,000	155,680
Johnson Outdoors, Inc. Class A	980	103,684
Latham Group, Inc. (c)	4,000	65,600
Malibu Boats, Inc. Class A (c)	3,765	263,475
Marine Products Corp.	1,280	16,013
MasterCraft Boat Holdings, Inc. (c)	3,465	86,902
Mattel, Inc. (c)	64,639	1,199,700
Nautilus, Inc. (c) (d)	5,700	53,067
Peloton Interactive, Inc. Class A (c)	48,703	4,239,596
Polaris, Inc.	10,603	1,268,755
Smith & Wesson Brands, Inc.	9,526	197,760
Sturm Ruger & Co., Inc. (d)	3,085	227,611
Vista Outdoor, Inc. (c)	10,621	428,133
YETI Holdings, Inc. (c)	15,734	1,348,246
		12,270,947
LIFE SCIENCES TOOLS & SERVICES — 1.6%
10X Genomics, Inc. Class A (c)	15,445	2,248,483
Absci Corp. (c)	2,500	29,075
Adaptive Biotechnologies Corp. (c)	19,900	676,401
Akoya Biosciences, Inc. (c) (d)	1,300	18,148
Alpha Teknova, Inc. (c)	1,300	32,357
Avantor, Inc. (c)	106,851	4,370,206
Berkeley Lights, Inc. (c) (d)	8,747	171,091
Bionano Genomics, Inc. (c) (d)	51,500	283,250
Bruker Corp.	18,797	1,468,046
ChromaDex Corp. (c) (d)	8,500	53,295
Codex DNA, Inc. (c)	1,400	15,582
Codexis, Inc. (c)	10,921	254,023
Cytek Biosciences, Inc. (c)	2,900	62,089
Fluidigm Corp. (c) (d)	13,844	91,232
Harvard Bioscience, Inc. (c)	7,200	50,256
Inotiv, Inc. (c)	2,300	67,252
Maravai LifeSciences Holdings, Inc. Class A (c)	18,700	917,796
Medpace Holdings, Inc. (c)	5,301	1,003,373
NanoString Technologies, Inc. (c)	8,200	393,682
NeoGenomics, Inc. (c)	20,729	999,967
Security Description	Shares	Value
Pacific Biosciences of California, Inc. (c)	35,621	$910,117
Personalis, Inc. (c)	6,300	121,212
PPD, Inc. (c)	29,732	1,391,160
QIAGEN NV (c) (d)	41,881	2,164,410
Quanterix Corp. (c)	5,600	278,824
Rapid Micro Biosystems, Inc. Class A (c)	1,400	25,858
Repligen Corp. (c)	10,117	2,923,712
Seer, Inc. (c) (d)	7,500	258,975
Singular Genomics Systems, Inc. (c)	2,100	23,499
Sotera Health Co. (c)	18,100	473,315
Syneos Health, Inc. (c)	18,694	1,635,351
		23,412,037
MACHINERY — 2.8%
AGCO Corp.	11,521	1,411,668
AgEagle Aerial Systems, Inc. (c) (d)	11,600	34,916
Alamo Group, Inc.	1,789	249,619
Albany International Corp. Class A	5,571	428,243
Allison Transmission Holdings, Inc.	19,359	683,760
Altra Industrial Motion Corp.	11,768	651,359
Astec Industries, Inc.	4,106	220,944
Barnes Group, Inc.	8,614	359,462
Blue Bird Corp. (c)	2,922	60,953
Chart Industries, Inc. (c)	6,670	1,274,704
CIRCOR International, Inc. (c)	3,347	110,484
Colfax Corp. (c)	21,527	988,089
Columbus McKinnon Corp.	5,048	244,071
Commercial Vehicle Group, Inc. (c)	5,600	52,976
Crane Co.	9,048	857,841
Desktop Metal, Inc. Class A (c) (d)	27,300	195,741
Donaldson Co., Inc.	23,386	1,342,590
Douglas Dynamics, Inc.	4,073	147,850
Energy Recovery, Inc. (c)	7,600	144,628
Enerpac Tool Group Corp.	11,091	229,916
EnPro Industries, Inc.	3,745	326,264
ESCO Technologies, Inc.	4,628	356,356
Evoqua Water Technologies Corp. (c)	21,200	796,272
ExOne Co. (c)	3,000	70,140
Federal Signal Corp.	11,000	424,820
Flowserve Corp.	23,800	825,146
Franklin Electric Co., Inc.	8,515	679,923
Gates Industrial Corp. PLC (c)	17,800	289,606
Gorman-Rupp Co.	4,200	150,402
Graco, Inc.	30,982	2,167,811
Greenbrier Cos., Inc.	5,794	249,084
Helios Technologies, Inc.	5,948	488,390
Hillenbrand, Inc.	13,768	587,205

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hydrofarm Holdings Group, Inc. (c)	7,000	$264,950
Hyliion Holdings Corp. (c) (d)	21,100	177,240
Hyster-Yale Materials Handling, Inc.	1,889	94,941
Ideanomics, Inc. (c) (d)	73,500	144,795
ITT, Inc.	15,888	1,363,826
John Bean Technologies Corp.	5,776	811,817
Kadant, Inc.	2,090	426,569
Kennametal, Inc.	15,217	520,878
Lincoln Electric Holdings, Inc.	10,605	1,365,818
Lindsay Corp.	1,975	299,785
Luxfer Holdings PLC	5,231	102,685
Lydall, Inc. (c)	3,245	201,482
Manitowoc Co., Inc (c)	6,475	138,695
Mayville Engineering Co., Inc. (c)	1,390	26,132
Meritor, Inc. (c)	12,796	272,683
Middleby Corp. (c)	10,127	1,726,755
Miller Industries, Inc.	2,065	70,293
Mueller Industries, Inc.	10,184	418,562
Mueller Water Products, Inc. Class A	28,622	435,627
Nikola Corp. (c)	40,900	436,403
NN, Inc. (c)	7,816	41,034
Nordson Corp.	10,713	2,551,301
Omega Flex, Inc.	551	78,622
Oshkosh Corp.	12,542	1,283,925
Park-Ohio Holdings Corp.	1,611	41,113
Proto Labs, Inc. (c)	5,085	338,661
RBC Bearings, Inc. (c)	5,122	1,086,888
REV Group, Inc.	5,200	89,232
Shyft Group, Inc.	6,329	240,565
SPX Corp. (c)	7,989	427,012
SPX FLOW, Inc.	7,700	562,870
Standex International Corp.	2,219	219,481
Tennant Co.	3,324	245,810
Terex Corp.	12,692	534,333
Timken Co.	11,758	769,208
Titan International, Inc. (c)	8,800	63,008
Toro Co.	19,774	1,926,185
Trinity Industries, Inc. (d)	14,269	387,689
Wabash National Corp.	9,287	140,512
Watts Water Technologies, Inc. Class A	5,022	844,148
Welbilt, Inc. (c)	23,790	552,880
Woodward, Inc.	10,674	1,208,297
		40,033,943
MARINE — 0.1%
Costamare, Inc.	9,600	148,704
Eagle Bulk Shipping, Inc. (c) (d)	1,523	76,790
Genco Shipping & Trading, Ltd.	5,900	118,767
Kirby Corp. (c)	10,964	525,834
Matson, Inc.	7,882	636,156
Safe Bulkers, Inc. (c)	11,360	58,731
		1,564,982
Security Description	Shares	Value
MEDIA — 1.4%
Advantage Solutions, Inc. (c) (d)	14,000	$121,100
Altice USA, Inc. Class A (c)	39,300	814,296
AMC Networks, Inc. Class A (c)	5,320	247,859
Boston Omaha Corp. Class A (c)	3,265	126,617
Cable One, Inc.	992	1,798,625
Cardlytics, Inc. (c) (d)	5,865	492,308
Clear Channel Outdoor Holding, Inc. (c)	65,900	178,589
comScore, Inc. (c)	12,500	48,750
Daily Journal Corp. (c)	227	72,724
Emerald Holding, Inc. (c)	4,400	19,096
Entercom Communications Corp. (c)	21,900	80,592
Entravision Communications Corp. Class A	10,900	77,390
EW Scripps Co. Class A	10,340	186,740
Fluent, Inc. (c) (d)	7,613	17,281
Gannett Co., Inc. (c)	25,214	168,430
Gray Television, Inc.	15,577	355,467
Hemisphere Media Group, Inc. (c)	3,000	36,540
iHeartMedia, Inc. Class A	20,500	512,910
Integral Ad Science Holding Corp. (c)	3,100	63,953
John Wiley & Sons, Inc. Class A	7,840	409,326
Liberty Broadband Corp. Class A (c)	4,564	768,349
Liberty Broadband Corp. Class C (c)	26,632	4,599,346
Liberty Latin America, Ltd. Class A (c)	7,788	101,867
Liberty Media Corp.-Liberty SiriusXM Class A (c)	14,904	703,022
Liberty Media Corp.-Liberty SiriusXM Class C (c)	29,843	1,416,647
Loral Space & Communications, Inc. (d)	2,400	103,224
Magnite, Inc. (c) (d)	23,727	664,356
Meredith Corp. (c)	7,338	408,727
National CineMedia, Inc.	11,700	41,652
New York Times Co. Class A	30,602	1,507,761
Nexstar Media Group, Inc. Class A	7,398	1,124,200
Scholastic Corp.	5,229	186,414
Sinclair Broadcast Group, Inc. Class A (d)	8,362	264,908
Sirius XM Holdings, Inc. (d)	165,938	1,012,222
Stagwell, Inc. (c) (d)	10,900	83,603
TechTarget, Inc. (c)	4,700	387,374
TEGNA, Inc.	40,983	808,185
Thryv Holdings, Inc. (c)	1,400	42,056
WideOpenWest, Inc. (c)	9,436	185,417
		20,237,923
METALS & MINING — 1.1%
Alcoa Corp. (c)	34,405	1,683,781

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Allegheny Technologies, Inc. (c)	23,137	$384,768
Arconic Corp. (c)	20,100	633,954
Carpenter Technology Corp.	8,555	280,091
Century Aluminum Co. (c)	9,600	129,120
Cleveland-Cliffs, Inc. (c) (d)	84,002	1,664,080
Coeur Mining, Inc. (c)	46,842	289,015
Commercial Metals Co.	21,847	665,460
Compass Minerals International, Inc.	6,414	413,061
Constellium SE (c)	22,300	418,794
Ferroglobe Representation & Warranty Insurance Trust (c) (f)	2,200	—
Gatos Silver, Inc. (c)	8,500	98,855
Haynes International, Inc.	2,400	89,400
Hecla Mining Co.	96,616	531,388
Kaiser Aluminum Corp.	2,933	319,580
Materion Corp.	3,655	250,879
MP Materials Corp. (c) (d)	13,200	425,436
Novagold Resources, Inc. (c)	43,400	298,592
Olympic Steel, Inc.	1,700	41,412
Perpetua Resources Corp. (c)	4,700	23,406
PolyMet Mining Corp. (c) (d)	5,000	15,250
Reliance Steel & Aluminum Co.	11,666	1,661,472
Royal Gold, Inc.	12,155	1,160,681
Ryerson Holding Corp.	3,000	66,810
Schnitzer Steel Industries, Inc. Class A	4,672	204,680
Southern Copper Corp.	15,469	868,430
Steel Dynamics, Inc.	35,730	2,089,490
SunCoke Energy, Inc.	15,700	98,596
TimkenSteel Corp. (c)	8,514	111,363
United States Steel Corp. (d)	49,176	1,080,397
Warrior Met Coal, Inc.	9,738	226,603
Worthington Industries, Inc.	6,572	346,344
		16,571,188
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
AFC Gamma, Inc.	1,600	34,528
AGNC Investment Corp. REIT	96,379	1,519,897
Angel Oak Mortgage, Inc.	1,300	22,009
Annaly Capital Management, Inc. REIT	257,606	2,169,042
Apollo Commercial Real Estate Finance, Inc. REIT	25,449	377,409
Arbor Realty Trust, Inc. REIT	24,900	461,397
Ares Commercial Real Estate Corp. REIT	8,000	120,640
ARMOUR Residential REIT, Inc. (d)	15,100	162,778
Blackstone Mortgage Trust, Inc. Class A REIT (d)	27,066	820,641
BrightSpire Capital, Inc. REIT	15,900	149,301
Broadmark Realty Capital, Inc. REIT (d)	23,109	227,855
Capstead Mortgage Corp. REIT	18,048	120,741
Security Description	Shares	Value
Chimera Investment Corp. REIT (d)	43,145	$640,703
Dynex Capital, Inc. REIT	6,200	107,136
Ellington Financial, Inc. REIT	8,505	155,556
Granite Point Mortgage Trust, Inc. REIT	9,934	130,831
Great Ajax Corp. REIT	3,886	52,422
Invesco Mortgage Capital, Inc. REIT (d)	53,413	168,251
KKR Real Estate Finance Trust, Inc. REIT (d)	5,800	122,380
Ladder Capital Corp. REIT	20,639	228,061
MFA Financial, Inc. REIT	80,336	367,135
New Residential Investment Corp. REIT	79,711	876,821
New York Mortgage Trust, Inc. REIT	68,988	293,889
Orchid Island Capital, Inc. REIT (d)	26,300	128,607
PennyMac Mortgage Investment Trust REIT	17,824	350,955
Ready Capital Corp. REIT	10,458	150,909
Redwood Trust, Inc. REIT	20,700	266,823
TPG RE Finance Trust, Inc. REIT	10,952	135,586
Two Harbors Investment Corp. REIT	56,957	361,107
Starwood Property Trust, Inc. REIT	50,404	1,230,362
		11,953,772
MULTI-UTILITIES — 0.2%
Avista Corp.	12,700	496,824
Black Hills Corp.	11,505	722,054
MDU Resources Group, Inc.	36,637	1,087,020
NorthWestern Corp.	9,455	541,771
Unitil Corp.	2,838	121,410
		2,969,079
MULTILINE RETAIL — 0.3%
Big Lots, Inc.	6,349	275,293
Dillard's, Inc. Class A	1,152	198,743
Franchise Group, Inc.	5,200	184,132
Kohl's Corp.	28,806	1,356,475
Macy's, Inc.	57,400	1,297,240
Nordstrom, Inc. (c) (d)	20,200	534,290
Ollie's Bargain Outlet Holdings, Inc. (c) (d)	12,169	733,547
		4,579,720
OIL, GAS & CONSUMABLE FUELS — 2.2%
Aemetis, Inc. (c)	4,900	89,572
Alto Ingredients, Inc. (c) (d)	12,500	61,750
Altus Midstream Co. Class A (d)	600	41,418
Antero Midstream Corp.	61,100	636,662
Antero Resources Corp. (c)	52,374	985,155
Arch Resources, Inc. (c) (d)	2,794	259,144
Berry Corp.	12,800	92,288

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Bonanza Creek Energy, Inc. (d)	5,600	$268,240
Brigham Minerals, Inc. Class A	8,000	153,280
California Resources Corp. (c)	15,300	627,300
Callon Petroleum Co. (c) (d)	7,200	353,376
Centennial Resource Development, Inc. Class A (c) (d)	32,900	220,430
Centrus Energy Corp. Class A (c) (d)	1,800	69,588
Cheniere Energy, Inc. (c)	43,159	4,215,340
Chesapeake Energy Corp. (d)	18,000	1,108,620
Clean Energy Fuels Corp. (c)	28,400	231,460
CNX Resources Corp. (c)	39,681	500,774
Comstock Resources, Inc. (c)	16,800	173,880
CONSOL Energy, Inc. (c)	6,125	159,373
Contango Oil & Gas Co. (c) (d)	25,800	117,906
Continental Resources, Inc.	11,850	546,878
CVR Energy, Inc.	5,600	93,296
Delek US Holdings, Inc. (c)	11,804	212,118
Denbury, Inc. (c)	9,400	660,350
DHT Holdings, Inc.	26,471	172,856
Dorian LPG, Ltd.	5,658	70,216
DTE Midstream LLC (c)	17,900	827,696
Earthstone Energy, Inc. Class A (c)	4,385	40,342
Energy Fuels, Inc. (c) (d)	27,001	189,547
EQT Corp. (c)	51,296	1,049,516
Equitrans Midstream Corp.	74,340	753,808
Extraction Oil & Gas, Inc. (c)	2,800	158,060
Falcon Minerals Corp.	7,100	33,370
Frontline, Ltd.	22,300	208,951
Gevo, Inc. (c) (d)	35,100	233,064
Golar LNG, Ltd. (c)	18,455	239,361
Green Plains, Inc. (c) (d)	8,738	285,296
HighPeak Energy, Inc.	900	8,100
HollyFrontier Corp.	27,600	914,388
International Seaways, Inc.	8,418	153,376
Kosmos Energy, Ltd. (c)	72,900	215,784
Laredo Petroleum, Inc. (c)	2,300	186,461
Magnolia Oil & Gas Corp. Class A	25,300	450,087
Matador Resources Co.	20,302	772,288
Meta Materials, Inc. (c) (d)	39,550	228,599
Murphy Oil Corp.	26,800	669,196
New Fortress Energy, Inc. (d)	4,800	133,200
Nordic American Tankers, Ltd. (d)	27,840	71,270
Northern Oil and Gas, Inc. (d)	9,600	205,440
Oasis Petroleum, Inc.	3,700	367,854
Ovintiv, Inc.	47,867	1,573,867
Par Pacific Holdings, Inc. (c)	8,089	127,159
PBF Energy, Inc. Class A (c)	17,352	225,055
PDC Energy, Inc.	18,191	862,072
Peabody Energy Corp. (c)	14,703	217,457
Penn Virginia Corp. (c)	2,919	77,850
Range Resources Corp. (c)	43,772	990,560
Security Description	Shares	Value
Renewable Energy Group, Inc. (c)	8,125	$407,875
REX American Resources Corp. (c)	935	74,678
Riley Exploration Permian, Inc. (d)	400	9,392
Scorpio Tankers, Inc.	9,699	179,819
SFL Corp., Ltd.	18,800	157,544
SM Energy Co.	21,856	576,561
Southwestern Energy Co. (c)	124,049	687,231
Talos Energy, Inc. (c)	6,500	89,505
Targa Resources Corp.	41,407	2,037,638
Teekay Corp. (c) (d)	12,100	44,286
Teekay Tankers, Ltd. Class A (c)	4,200	61,026
Tellurian, Inc. (c)	65,927	257,775
Texas Pacific Land Corp.	1,081	1,307,318
Uranium Energy Corp. (c) (d)	42,200	128,710
Ur-Energy, Inc. (c)	31,500	54,180
Vine Energy, Inc. Class A (c)	4,600	75,762
W&T Offshore, Inc. (c)	17,600	65,472
Whiting Petroleum Corp. (c)	7,202	420,669
World Fuel Services Corp.	11,735	394,531
		31,620,316
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (c)	3,007	115,258
Domtar Corp. (c)	9,052	493,696
Glatfelter Corp.	8,300	117,030
Louisiana-Pacific Corp.	17,518	1,075,080
Neenah, Inc.	3,045	141,927
Schweitzer-Mauduit International, Inc.	5,621	194,824
Verso Corp. Class A	5,200	107,900
		2,245,715
PERSONAL PRODUCTS — 0.3%
Beauty Health Co (c)	16,000	415,520
BellRing Brands, Inc. Class A (c)	7,271	223,583
Coty, Inc. Class A (c)	62,100	488,106
Edgewell Personal Care Co.	9,879	358,608
elf Beauty, Inc. (c)	8,800	255,640
Herbalife Nutrition, Ltd. (c)	19,776	838,107
Honest Co. Inc (c) (d)	4,300	44,634
Inter Parfums, Inc.	3,270	244,498
Medifast, Inc.	2,126	409,552
Nature's Sunshine Products, Inc.	2,100	30,765
Nu Skin Enterprises, Inc. Class A	9,058	366,577
Revlon, Inc. Class A (c)	1,300	13,143
USANA Health Sciences, Inc. (c)	2,304	212,429
Veru, Inc. (c) (d)	11,300	96,389
		3,997,551
PHARMACEUTICALS — 1.1%
9 Meters Biopharma, Inc. (c)	37,100	48,230

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Aclaris Therapeutics, Inc. (c) (d)	9,337	$168,066
Aerie Pharmaceuticals, Inc. (c) (d)	7,400	84,360
Amneal Pharmaceuticals, Inc. (c)	18,790	100,339
Amphastar Pharmaceuticals, Inc. (c)	6,727	127,880
Ampio Pharmaceuticals, Inc. (c) (d)	33,200	55,112
Angion Biomedica Corp. (c)	4,000	39,080
ANI Pharmaceuticals, Inc. (c)	1,833	60,159
Antares Pharma, Inc. (c) (d)	31,100	113,204
Arvinas, Inc. (c)	7,996	657,111
Atea Pharmaceuticals, Inc. (c)	12,200	427,732
Athira Pharma, Inc. (c) (d)	5,700	53,466
Avalo Therapeutics, Inc. (c)	8,100	17,658
Avenue Therapeutics, Inc. (c) (d)	1,000	1,490
Axsome Therapeutics, Inc. (c) (d)	5,000	164,800
BioDelivery Sciences International, Inc. (c)	17,000	61,370
Cara Therapeutics, Inc. (c) (d)	8,100	125,145
Cassava Sciences, Inc. (c) (d)	7,000	434,560
Citius Pharmaceuticals, Inc. (c)	19,800	40,194
Collegium Pharmaceutical, Inc. (c) (d)	6,467	127,659
Corcept Therapeutics, Inc. (c)	17,584	346,053
CorMedix, Inc. (c) (d)	6,100	28,365
Cymabay Therapeutics, Inc. (c)	12,830	46,829
Cyteir Therapeutics, Inc. (c) (d)	1,500	26,325
Durect Corp. (c) (d)	44,600	57,088
Edgewise Therapeutics, Inc. (c) (d)	2,200	36,520
Elanco Animal Health, Inc. (c)	82,056	2,616,766
Endo International PLC (c)	41,900	135,756
Evolus, Inc. (c)	5,700	43,434
EyePoint Pharmaceuticals, Inc. (c)	3,700	38,554
Fulcrum Therapeutics, Inc. (c) (d)	4,900	138,229
Harmony Biosciences Holdings, Inc. (c) (d)	4,100	157,153
Ikena Oncology, Inc. (c) (d)	1,600	20,192
Innoviva, Inc. (c)	7,853	131,224
Intra-Cellular Therapies, Inc. (c)	12,925	481,844
Jazz Pharmaceuticals PLC (c)	10,906	1,420,070
Kala Pharmaceuticals, Inc. (c) (d)	7,300	19,126
Kaleido Biosciences, Inc. (c) (d)	3,400	18,564
KemPharm, Inc. (c)	5,000	46,650
Landos Biopharma, Inc. (c)	1,200	17,520
Marinus Pharmaceuticals, Inc. (c) (d)	6,472	73,651
Mind Medicine MindMed, Inc. (c)	63,700	148,421
Nektar Therapeutics (c)	32,400	581,904
Security Description	Shares	Value
NGM Biopharmaceuticals, Inc. (c)	5,760	$121,075
Nuvalent, Inc. Class A (c) (d)	1,900	42,845
Nuvation Bio, Inc. (c) (d)	12,100	120,274
Ocular Therapeutix, Inc. (c) (d)	13,800	138,000
Omeros Corp. (c) (d)	12,093	166,762
Oramed Pharmaceuticals, Inc. (c)	5,500	120,890
Pacira BioSciences, Inc. (c)	7,937	444,472
Paratek Pharmaceuticals, Inc. (c) (d)	8,200	39,852
Perrigo Co. PLC	24,600	1,164,318
Phathom Pharmaceuticals, Inc. (c) (d)	3,600	115,560
Phibro Animal Health Corp. Class A	3,900	84,006
Pliant Therapeutics, Inc. (c) (d)	4,500	75,960
Prestige Consumer Healthcare, Inc. (c)	9,116	511,499
Provention Bio, Inc. (c) (d)	9,900	63,360
Rain Therapeutics, Inc. (c)	1,300	19,448
Reata Pharmaceuticals, Inc. Class A (c) (d)	5,036	506,672
Relmada Therapeutics, Inc. (c)	2,800	73,388
Revance Therapeutics, Inc. (c) (d)	12,674	353,098
Royalty Pharma PLC Class A	59,942	2,166,304
Seelos Therapeutics, Inc. (c)	18,000	43,380
SIGA Technologies, Inc. (c) (d)	9,900	73,161
Supernus Pharmaceuticals, Inc. (c)	8,800	234,696
Tarsus Pharmaceuticals, Inc. (c)	1,500	32,325
Terns Pharmaceuticals, Inc. (c)	2,500	26,050
TherapeuticsMD, Inc. (c) (d)	71,400	52,936
Theravance Biopharma, Inc. (c) (d)	11,004	81,430
Verrica Pharmaceuticals, Inc. (c) (d)	2,300	28,750
WaVe Life Sciences, Ltd. (c)	6,110	29,939
Zogenix, Inc. (c) (d)	10,141	154,042
		16,622,345
PROFESSIONAL SERVICES — 1.9%
Acacia Research Corp. (c)	8,800	59,752
ASGN, Inc. (c)	9,535	1,078,790
Atlas Technical Consultants, Inc. (c)	2,300	23,391
Barrett Business Services, Inc.	1,339	102,112
Booz Allen Hamilton Holding Corp.	24,552	1,948,201
CACI International, Inc. Class A (c)	4,271	1,119,429
CBIZ, Inc. (c)	9,500	307,230
Clarivate PLC (c)	80,100	1,754,190
CoStar Group, Inc. (c)	72,189	6,212,585
CRA International, Inc.	1,245	123,678
Dun & Bradstreet Holdings, Inc. (c)	29,262	491,894

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Exponent, Inc.	9,509	$1,075,943
First Advantage Corp. (c)	5,300	100,965
Forrester Research, Inc. (c)	2,100	103,446
Franklin Covey Co. (c)	2,383	97,203
FTI Consulting, Inc. (c)	6,208	836,218
GP Strategies Corp. (c)	2,400	49,680
Heidrick & Struggles International, Inc.	3,600	160,668
HireQuest, Inc.	900	17,397
Huron Consulting Group, Inc. (c)	4,031	209,612
ICF International, Inc.	3,412	304,657
Insperity, Inc.	6,610	731,991
KBR, Inc.	25,826	1,017,544
Kelly Services, Inc. Class A	6,395	120,738
Kforce, Inc.	3,754	223,889
Korn Ferry	10,057	727,725
LEGALZOOMCOM INC (c)	3,400	89,760
ManpowerGroup, Inc.	10,035	1,086,590
ManTech International Corp. Class A	4,958	376,411
Mistras Group, Inc. (c)	3,358	34,117
Resources Connection, Inc.	5,800	91,524
Science Applications International Corp.	10,682	913,952
TransUnion	35,262	3,960,275
TriNet Group, Inc. (c)	7,400	699,892
TrueBlue, Inc. (c)	6,307	170,794
Upwork, Inc. (c)	21,624	973,729
Willdan Group, Inc. (c)	1,971	70,148
		27,466,120
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Alset EHome International, Inc. (c)	400	940
Cushman & Wakefield PLC (c) (d)	25,206	469,084
eXp World Holdings, Inc. (d)	11,500	457,355
Fathom Holdings, Inc. (c) (d)	900	24,030
Forestar Group, Inc. (c)	3,206	59,728
FRP Holdings, Inc. (c)	1,189	66,489
Howard Hughes Corp. (c)	7,638	670,693
Jones Lang LaSalle, Inc. (c)	9,307	2,308,974
Kennedy-Wilson Holdings, Inc.	21,957	459,340
Marcus & Millichap, Inc. (c)	4,346	176,534
Newmark Group, Inc. Class A	27,112	387,973
Opendoor Technologies, Inc. (c) (d)	82,800	1,699,884
Rafael Holdings, Inc. Class B (c) (d)	1,802	55,375
RE/MAX Holdings, Inc. Class A	3,400	105,944
Realogy Holdings Corp. (c)	20,895	366,498
Redfin Corp. (c) (d)	18,500	926,850
RMR Group, Inc. Class A	2,907	97,239
St. Joe Co.	6,000	252,600
Tejon Ranch Co. (c)	3,900	69,264
		8,654,794
Security Description	Shares	Value
ROAD & RAIL — 1.8%
AMERCO	1,644	$1,062,073
ArcBest Corp.	4,567	373,444
Avis Budget Group, Inc. (c)	8,872	1,033,677
Covenant Logistics Group, Inc. (c)	2,245	62,074
Daseke, Inc. (c)	8,664	79,795
Heartland Express, Inc.	8,555	137,051
HyreCar, Inc. (c) (d)	3,100	26,350
Knight-Swift Transportation Holdings, Inc.	29,516	1,509,743
Landstar System, Inc.	7,058	1,113,894
Lyft, Inc. Class A (c)	52,610	2,819,370
Marten Transport, Ltd.	10,748	168,636
PAM Transportation Services, Inc. (c)	700	31,486
Ryder System, Inc.	9,639	797,242
Saia, Inc. (c)	4,855	1,155,636
Schneider National, Inc. Class B	9,400	213,756
TuSimple Holdings, Inc. Class A (c) (d)	6,500	241,345
Uber Technologies, Inc. (c)	297,672	13,335,706
Universal Logistics Holdings, Inc.	1,429	28,694
US Xpress Enterprises, Inc. Class A (c)	4,798	41,407
Werner Enterprises, Inc.	11,400	504,678
XPO Logistics, Inc. (c)	17,790	1,415,728
Yellow Corp. (c)	8,800	49,720
		26,201,505
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Allegro MicroSystems, Inc. (c)	7,300	233,308
Alpha & Omega Semiconductor, Ltd. (c)	3,987	125,072
Ambarella, Inc. (c)	6,429	1,001,252
Amkor Technology, Inc.	18,535	462,448
Atomera, Inc. (c) (d)	3,700	85,433
Axcelis Technologies, Inc. (c)	5,985	281,475
AXT, Inc. (c)	7,453	62,084
Brooks Automation, Inc.	13,541	1,385,921
CEVA, Inc. (c)	4,071	173,710
Cirrus Logic, Inc. (c)	10,640	876,204
CMC Materials, Inc.	5,301	653,242
Cohu, Inc. (c)	8,791	280,785
Diodes, Inc. (c)	7,992	723,995
DSP Group, Inc. (c)	4,196	91,934
Entegris, Inc.	24,851	3,128,741
First Solar, Inc. (c)	19,557	1,866,911
FormFactor, Inc. (c)	14,146	528,070
Ichor Holdings, Ltd. (c)	4,999	205,409
Impinj, Inc. (c) (d)	3,352	191,500
Kopin Corp. (c) (d)	13,500	69,255
Kulicke & Soffa Industries, Inc.	11,200	652,736
Lattice Semiconductor Corp. (c)	24,925	1,611,401

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (c)	8,852	$574,229
Marvell Technology, Inc.	150,991	9,106,267
MaxLinear, Inc. (c)	12,996	640,053
MKS Instruments, Inc.	10,175	1,535,509
NeoPhotonics Corp. (c)	9,400	81,874
NVE Corp.	886	56,677
ON Semiconductor Corp. (c)	78,003	3,570,197
Onto Innovation, Inc. (c)	9,057	654,368
PDF Solutions, Inc. (c)	5,529	127,388
Photronics, Inc. (c)	11,093	151,198
Power Integrations, Inc.	11,022	1,091,068
Rambus, Inc. (c)	20,501	455,122
Semtech Corp. (c)	11,800	920,046
Silicon Laboratories, Inc. (c)	8,167	1,144,687
SiTime Corp. (c)	2,335	476,737
SkyWater Technology, Inc. (c) (d)	1,400	38,080
SMART Global Holdings, Inc. (c)	3,190	141,955
SunPower Corp. (c) (d)	14,555	330,107
Synaptics, Inc. (c)	6,490	1,166,448
Ultra Clean Holdings, Inc. (c)	8,098	344,975
Universal Display Corp.	7,986	1,365,287
Veeco Instruments, Inc. (c)	9,308	206,731
Wolfspeed, Inc. (c)	21,201	1,711,557
		40,581,446
SOFTWARE — 12.8%
8x8, Inc. (c)	20,300	474,817
A10 Networks, Inc. (c)	11,400	153,672
ACI Worldwide, Inc. (c)	21,586	663,338
Agilysys, Inc. (c)	3,657	191,480
Alarm.com Holdings, Inc. (c)	8,600	672,434
Alkami Technology, Inc. (c)	1,200	29,616
Altair Engineering, Inc. Class A (c) (d)	8,453	582,750
Alteryx, Inc. Class A (c)	10,822	791,088
American Software, Inc. Class A	5,800	137,750
Anaplan, Inc. (c)	25,924	1,578,512
Appfolio, Inc. Class A (c) (d)	3,464	417,066
Appian Corp. (c) (d)	7,182	664,407
Asana, Inc. Class A (c)	13,600	1,412,224
Aspen Technology, Inc. (c)	12,525	1,538,070
Atlassian Corp. PLC Class A (c)	25,112	9,829,339
Avalara, Inc. (c)	15,640	2,733,403
Avaya Holdings Corp. (c)	15,088	298,591
Benefitfocus, Inc. (c) (d)	4,341	48,185
Bentley Systems, Inc. Class B	25,400	1,540,256
Bill.Com Holdings, Inc. (c)	14,608	3,899,606
Black Knight, Inc. (c)	28,019	2,017,368
Blackbaud, Inc. (c)	8,833	621,402
Blackline, Inc. (c)	9,862	1,164,308
Bottomline Technologies DE, Inc. (c)	8,000	314,240
Box, Inc. Class A (c)	26,727	632,628
BTRS Holdings, Inc. (c)	11,800	125,552
Security Description	Shares	Value
C3.ai, Inc. Class A (c) (d)	6,200	$287,308
CDK Global, Inc.	22,428	954,311
Cerence, Inc. (c) (d)	6,879	661,141
ChannelAdvisor Corp. (c)	5,300	133,719
Cleanspark, Inc. (c) (d)	5,700	66,063
Cloudera, Inc. (c)	42,021	671,075
CommVault Systems, Inc. (c)	8,320	626,579
Cornerstone OnDemand, Inc. (c)	11,475	657,058
Couchbase, Inc. (c)	1,700	52,887
Coupa Software, Inc. (c)	13,468	2,951,916
Crowdstrike Holdings, Inc. Class A (c)	36,306	8,923,289
CS Disco, Inc. (c)	2,300	110,262
Datadog, Inc. Class A (c)	42,762	6,044,409
Datto Holding Corp. (c) (d)	4,600	109,940
Digimarc Corp. (c) (d)	2,240	77,146
Digital Turbine, Inc. (c) (d)	16,586	1,140,287
DocuSign, Inc. (c)	35,149	9,048,407
Dolby Laboratories, Inc. Class A	11,824	1,040,512
Domo, Inc. Class B (c)	5,044	425,915
DoubleVerify Holdings, Inc. (c) (d)	2,700	92,232
Dropbox, Inc. Class A (c)	56,342	1,646,313
Duck Creek Technologies, Inc. (c)	13,100	579,544
Dynatrace, Inc. (c)	36,300	2,576,211
E2open Parent Holdings, Inc. (c) (d)	29,300	331,090
Ebix, Inc.	5,298	142,675
eGain Corp. (c)	3,994	40,739
Elastic NV (c)	12,820	1,910,052
Envestnet, Inc. (c)	9,899	794,296
Everbridge, Inc. (c) (d)	7,114	1,074,499
EverCommerce, Inc. (c)	3,000	49,470
Fair Isaac Corp. (c)	5,095	2,027,453
Five9, Inc. (c)	12,296	1,964,163
GTY Technology Holdings, Inc. (c)	5,600	42,112
Guidewire Software, Inc. (c)	15,474	1,839,394
HubSpot, Inc. (c)	8,204	5,546,642
Instructure Holdings, Inc. (c)	2,200	49,698
Intapp, Inc. (c)	1,800	46,368
Intelligent Systems Corp. (c) (d)	1,383	56,164
InterDigital, Inc.	5,673	384,743
J2 Global, Inc. (c)	8,006	1,093,780
Jamf Holding Corp. (c) (d)	9,700	373,644
JFrog, Ltd. (c) (d)	9,800	328,300
Kaltura, Inc. (c)	3,100	31,899
LivePerson, Inc. (c) (d)	11,900	701,505
Mandiant, Inc. (c)	43,147	768,017
Manhattan Associates, Inc. (c)	11,628	1,779,433
Marathon Digital Holdings, Inc. (c) (d)	17,500	552,650
McAfee Corp. Class A (d)	12,400	274,164
Medallia, Inc. (c)	19,520	661,142
MeridianLink, Inc. (c)	2,300	51,428

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MicroStrategy, Inc. Class A (c) (d)	1,435	$830,004
Mimecast, Ltd. (c)	11,105	706,278
Mitek Systems, Inc. (c) (d)	7,861	145,428
Model N, Inc. (c) (d)	6,456	216,276
Momentive Global, Inc. (c)	23,726	465,030
N-Able, Inc. (c) (d)	7,252	89,997
nCino, Inc. (c)	10,300	731,609
NCR Corp. (c) (d)	23,467	909,581
New Relic, Inc. (c)	9,531	684,040
Nuance Communications, Inc. (c)	52,546	2,892,132
Nutanix, Inc. Class A (c)	35,647	1,343,892
ON24, Inc. (c)	4,900	97,706
OneSpan, Inc. (c)	6,297	118,258
Pagerduty, Inc. (c) (d)	14,798	612,933
Palantir Technologies, Inc. Class A (c)	299,500	7,199,980
Palo Alto Networks, Inc. (c)	17,568	8,415,072
Paycor HCM, Inc. (c)	3,700	130,092
Paylocity Holding Corp. (c)	6,897	1,933,919
Pegasystems, Inc.	7,536	957,826
Ping Identity Holding Corp. (c)	9,100	223,587
Procore Technologies, Inc. (c)	1,800	160,812
Progress Software Corp.	7,938	390,470
PROS Holdings, Inc. (c)	7,200	255,456
Q2 Holdings, Inc. (c)	9,938	796,431
QAD, Inc. Class A	2,210	193,132
Qualys, Inc. (c)	6,195	689,442
Rapid7, Inc. (c)	10,225	1,155,629
Rekor Systems, Inc. (c)	5,500	63,195
Rimini Street, Inc. (c) (d)	7,700	74,305
RingCentral, Inc. Class A (c)	14,778	3,214,215
Riot Blockchain, Inc. (c) (d)	15,414	396,140
SailPoint Technologies Holding, Inc. (c)	16,703	716,225
Sapiens International Corp. NV	5,500	158,290
SecureWorks Corp. Class A (c)	1,695	33,697
ShotSpotter, Inc. (c) (d)	1,500	54,555
Smartsheet, Inc. Class A (c)	22,055	1,517,825
Smith Micro Software, Inc. (c)	7,800	37,752
Splunk, Inc. (c)	30,203	4,370,676
Sprout Social, Inc. Class A (c)	8,147	993,527
SPS Commerce, Inc. (c)	6,597	1,064,162
SS&C Technologies Holdings, Inc.	41,281	2,864,901
Sumo Logic, Inc. (c) (d)	15,715	253,326
Telos Corp. (c)	7,200	204,624
Tenable Holdings, Inc. (c)	16,500	761,310
Teradata Corp. (c)	19,975	1,145,566
Trade Desk, Inc. Class A (c)	78,976	5,552,013
Unity Software, Inc. (c) (d)	27,400	3,459,250
Upland Software, Inc. (c)	5,200	173,888
Varonis Systems, Inc. (c)	19,479	1,185,297
Verint Systems, Inc. (c)	11,829	529,821
Veritone, Inc. (c)	5,000	119,450
Security Description	Shares	Value
Viant Technology, Inc. Class A (c)	2,000	$24,440
VirnetX Holding Corp. (c) (d)	11,700	45,864
VMware, Inc. Class A (c) (d)	14,859	2,209,533
Vonage Holdings Corp. (c)	43,900	707,668
Workday, Inc. Class A (c)	34,594	8,644,695
Workiva, Inc. (c)	7,800	1,099,488
Xperi Holding Corp.	19,036	358,638
Yext, Inc. (c) (d)	20,307	244,293
Zendesk, Inc. (c)	21,935	2,553,015
Zix Corp. (c)	10,187	72,022
Zoom Video Communications, Inc. Class A (c)	39,425	10,309,637
Zscaler, Inc. (c)	14,229	3,731,128
Zuora, Inc. Class A (c) (d)	20,400	338,232
		185,951,821
SPECIALTY RETAIL — 2.7%
Aaron's Co., Inc.	6,148	169,316
Abercrombie & Fitch Co. Class A (c)	11,142	419,274
Academy Sports & Outdoors, Inc. (c) (d)	14,100	564,282
American Eagle Outfitters, Inc. (d)	27,828	717,962
America's Car-Mart, Inc. (c)	1,251	146,092
Arko Corp. (c)	21,800	220,180
Asbury Automotive Group, Inc. (c)	3,602	708,658
AutoNation, Inc. (c)	8,369	1,019,009
Barnes & Noble Education, Inc. (c)	6,700	66,933
Bed Bath & Beyond, Inc. (c) (d)	20,046	346,295
Big 5 Sporting Goods Corp.	3,800	87,552
Boot Barn Holdings, Inc. (c)	5,400	479,898
Buckle, Inc.	5,387	213,271
Burlington Stores, Inc. (c)	12,214	3,463,524
Caleres, Inc.	6,890	153,096
Camping World Holdings, Inc. Class A (d)	7,727	300,349
CarLotz, Inc. (c) (d)	13,100	49,911
Carvana Co. (c) (d)	14,195	4,280,360
Cato Corp. Class A	3,900	64,506
Chico's FAS, Inc. (c)	22,453	100,814
Children's Place, Inc. (c)	2,542	191,311
Citi Trends, Inc. (c)	1,600	116,736
Conn's, Inc. (c)	3,322	75,841
Container Store Group, Inc. (c)	5,973	56,863
Designer Brands, Inc. Class A (c)	11,956	166,547
Dick's Sporting Goods, Inc. (d)	11,582	1,387,176
Five Below, Inc. (c)	10,124	1,790,025
Floor & Decor Holdings, Inc. Class A (c)	18,756	2,265,537
Foot Locker, Inc.	16,431	750,240
GameStop Corp. Class A (c)	11,806	2,071,599
Genesco, Inc. (c)	2,605	150,387

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Group 1 Automotive, Inc.	3,208	$602,719
GrowGeneration Corp. (c) (d)	9,700	239,299
Guess?, Inc.	7,200	151,272
Haverty Furniture Cos., Inc.	3,105	104,670
Hibbett, Inc.	2,934	207,551
JOANN, Inc. (d)	2,000	22,280
Kirkland's, Inc. (c) (d)	2,400	46,104
Lazydays Holdings, Inc. (c)	1,300	27,742
Leslie's, Inc. (c) (d)	24,271	498,526
Lithia Motors, Inc.	5,429	1,721,210
Lumber Liquidators Holdings, Inc. (c)	5,459	101,974
MarineMax, Inc. (c)	4,176	202,620
Monro, Inc.	5,998	344,945
Murphy USA, Inc.	4,470	747,652
National Vision Holdings, Inc. (c)	14,925	847,292
ODP Corp. (c)	8,918	358,147
OneWater Marine, Inc. Class A	1,900	76,399
Party City Holdco, Inc. (c)	20,100	142,710
Penske Automotive Group, Inc. (d)	5,889	592,433
Petco Health & Wellness Co., Inc. (c)	10,100	213,110
Rent-A-Center, Inc.	12,054	677,555
RH (c)	3,160	2,107,436
Sally Beauty Holdings, Inc. (c)	20,448	344,549
Shift Technologies, Inc. (c) (d)	10,800	74,952
Shoe Carnival, Inc.	3,200	103,744
Signet Jewelers, Ltd.	9,500	750,120
Sleep Number Corp. (c)	4,417	412,901
Sonic Automotive, Inc. Class A	3,936	206,797
Sportsman's Warehouse Holdings, Inc. (c)	8,070	142,032
Tilly's, Inc. Class A	4,237	59,360
Torrid Holdings, Inc. (c)	2,300	35,489
TravelCenters of America, Inc. (c)	2,200	109,538
Urban Outfitters, Inc. (c)	12,550	372,610
Victoria's Secret & Co. (c)	14,400	795,744
Vroom, Inc. (c) (d)	21,000	463,470
Williams-Sonoma, Inc.	13,780	2,443,607
Winmark Corp.	645	138,694
Zumiez, Inc. (c)	4,000	159,040
		39,239,837
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
3D Systems Corp. (c)	22,065	608,332
Avid Technology, Inc. (c)	6,397	185,001
Corsair Gaming, Inc. (c) (d)	4,900	127,057
Dell Technologies, Inc. Class C (c)	49,970	5,198,879
Diebold Nixdorf, Inc. (c)	13,336	134,827
Eastman Kodak Co. (c) (d)	7,900	53,799
Pure Storage, Inc. Class A (c)	48,975	1,232,211
Quantum Corp. (c)	9,800	50,764
Security Description	Shares	Value
Super Micro Computer, Inc. (c)	7,915	$289,452
Xerox Holdings Corp.	26,200	528,454
		8,408,776
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (c)	27,191	1,316,316
Carter's, Inc.	7,960	774,031
Columbia Sportswear Co.	7,320	701,549
Crocs, Inc. (c)	11,320	1,624,194
Deckers Outdoor Corp. (c)	5,040	1,815,408
Fossil Group, Inc. (c)	8,800	104,280
G-III Apparel Group, Ltd. (c)	7,981	225,862
Kontoor Brands, Inc. (d)	9,700	484,515
Lululemon Athletica, Inc. (c)	21,004	8,500,319
Movado Group, Inc.	2,961	93,242
Oxford Industries, Inc.	2,930	264,198
PLBY Group, Inc. (c) (d)	4,300	101,351
Rocky Brands, Inc.	1,305	62,131
Skechers U.S.A., Inc. Class A (c)	24,234	1,020,736
Steven Madden, Ltd.	14,913	598,906
Superior Group of Cos., Inc.	2,000	46,580
Unifi, Inc. (c)	2,610	57,237
Vera Bradley, Inc. (c)	4,500	42,345
Wolverine World Wide, Inc.	14,880	444,019
		18,277,219
THRIFTS & MORTGAGE FINANCE — 0.8%
Axos Financial, Inc. (c)	10,432	537,665
Blue Foundry Bancorp (c)	5,100	70,329
Bridgewater Bancshares, Inc. (c)	4,050	70,916
Capitol Federal Financial, Inc.	23,800	273,462
Columbia Financial, Inc. (c)	7,300	135,050
Essent Group, Ltd.	20,244	890,938
Federal Agricultural Mortgage Corp. Class C	1,632	177,105
Finance Of America Cos., Inc. Class A (c)	5,800	28,710
Flagstar Bancorp, Inc.	9,425	478,602
FS Bancorp, Inc.	1,470	50,877
Hingham Institution for Savings	268	90,236
Home Bancorp, Inc.	1,400	54,152
Home Point Capital, Inc. (d)	1,400	5,768
HomeStreet, Inc.	3,774	155,300
Kearny Financial Corp.	13,151	163,467
Luther Burbank Corp.	3,400	45,594
Merchants Bancorp	1,700	67,099
Meridian Bancorp, Inc.	8,430	175,007
Meta Financial Group, Inc.	5,643	296,145
MGIC Investment Corp.	62,089	928,851
Mr Cooper Group, Inc. (c)	12,860	529,446
New York Community Bancorp, Inc.	82,923	1,067,219
NMI Holdings, Inc. Class A (c)	15,865	358,708
Northfield Bancorp, Inc.	8,280	142,085
Northwest Bancshares, Inc.	22,276	295,825

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Ocwen Financial Corp. (c)	1,400	$39,382
PCSB Financial Corp.	2,696	49,714
PennyMac Financial Services, Inc.	6,397	391,049
Pioneer Bancorp, Inc. (c) (d)	2,100	26,544
Premier Financial Corp.	6,697	213,232
Provident Bancorp, Inc.	3,114	49,886
Provident Financial Services, Inc.	13,756	322,853
Radian Group, Inc.	34,154	775,979
Rocket Cos., Inc. Class A (d)	25,500	409,020
Southern Missouri Bancorp, Inc.	1,400	62,846
TFS Financial Corp.	8,917	169,958
TrustCo Bank Corp.	3,619	115,699
UWM Holdings Corp.	16,900	117,455
Velocity Financial, Inc. (c)	1,500	19,740
Walker & Dunlop, Inc.	5,340	606,090
Washington Federal, Inc.	12,417	426,027
Waterstone Financial, Inc.	4,100	84,009
WSFS Financial Corp.	8,890	456,146
		11,424,185
TOBACCO — 0.0% (a)
22nd Century Group, Inc. (c) (d)	29,500	87,320
Turning Point Brands, Inc.	2,600	124,150
Universal Corp.	4,341	209,801
Vector Group, Ltd.	26,096	332,724
		753,995
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Air Lease Corp.	19,756	777,201
Alta Equipment Group, Inc. (c)	3,200	43,936
Applied Industrial Technologies, Inc.	7,101	640,013
Beacon Roofing Supply, Inc. (c)	10,203	487,295
BlueLinx Holdings, Inc. (c)	1,600	78,208
Boise Cascade Co.	7,201	388,710
CAI International, Inc.	2,903	162,307
Core & Main, Inc. Class A (c)	6,400	167,744
Custom Truck One Source, Inc. (c) (d)	8,400	78,372
DXP Enterprises, Inc. (c)	3,100	91,667
EVI Industries, Inc. (c)	920	25,024
GATX Corp.	6,431	575,960
Global Industrial Co.	2,400	90,936
GMS, Inc. (c)	7,800	341,640
H&E Equipment Services, Inc.	5,800	201,318
Herc Holdings, Inc. (c)	4,538	741,781
Karat Packaging, Inc. (c)	800	16,824
Lawson Products, Inc. (c)	853	42,659
McGrath RentCorp	4,400	316,580
MRC Global, Inc. (c)	14,900	109,366
MSC Industrial Direct Co., Inc. Class A	8,199	657,478
NOW, Inc. (c)	19,819	151,615
Rush Enterprises, Inc. Class A	7,650	345,474
Rush Enterprises, Inc. Class B	1,250	57,213
Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (c)	8,133	$1,622,290
Textainer Group Holdings, Ltd. (c)	8,665	302,495
Titan Machinery, Inc. (c)	3,700	95,867
Transcat, Inc. (c)	1,300	83,824
Triton International, Ltd.	12,131	631,297
Univar Solutions, Inc. (c)	31,188	742,898
Veritiv Corp. (c)	2,791	249,962
Watsco, Inc.	6,003	1,588,514
WESCO International, Inc. (c)	8,108	935,015
Willis Lease Finance Corp. (c)	510	18,967
		12,860,450
WATER UTILITIES — 0.3%
American States Water Co.	6,701	573,069
Artesian Resources Corp. Class A	1,551	59,202
Cadiz, Inc. (c)	3,800	26,752
California Water Service Group	9,389	553,294
Essential Utilities, Inc.	41,339	1,904,901
Global Water Resources, Inc.	2,400	44,928
Middlesex Water Co.	3,123	320,982
Pure Cycle Corp. (c)	3,700	49,247
SJW Group	4,987	329,441
York Water Co.	2,300	100,464
		3,962,280
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (c) (d)	10,810	187,013
Shenandoah Telecommunications Co.	8,650	273,167
Telephone & Data Systems, Inc.	18,300	356,850
United States Cellular Corp. (c)	2,735	87,219
		904,249
TOTAL COMMON STOCKS (Cost $1,145,365,173)		1,435,391,477
RIGHTS — 0.0% (a)
BIOTECHNOLOGY — 0.0% (a)
GTX, Inc. (CVR) (d)	85	161
Progenic Pharmaceuticals, Inc. (CVR) (c)	13,803	590
Tobira Therapeutics, Inc. (CVR) (c)	200	2,834
		3,585
DIVERSIFIED FINANCIAL SERVICES — 0.0% (a)
NewStar Financial, Inc. (CVR) (c)	2,400	204
MEDIA — 0.0% (a)
Media General, Inc. (CVR) (c)	6,500	650
TOTAL RIGHTS (Cost $186)		4,439

See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	16,109,225	$16,112,447
State Street Navigator Securities Lending Portfolio II (i) (j)	48,898,876	48,898,876
TOTAL SHORT-TERM INVESTMENTS (Cost $65,011,323)		65,011,323
TOTAL INVESTMENTS — 103.2% (Cost $1,210,377,682)		1,500,408,234
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(46,620,624)
NET ASSETS — 100.0%		$1,453,787,610
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Non-income producing security.
(d)	All or a portion of the shares of the security are on loan at September 30, 2021.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represents less than 0.05% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At September 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	67	12/17/2021	$7,523,586	$7,372,680	$(150,906)
E-mini S&P MidCap 400 Index	28	12/17/2021	7,575,325	7,372,960	(202,365)
Total unrealized appreciation/depreciation on open futures contracts.					$(353,271)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$995	$—	$995
Common Stocks	1,435,391,205	272	0(a)	1,435,391,477
Rights	—	4,439	—	4,439
Short-Term Investments	65,011,323	—	—	65,011,323
TOTAL INVESTMENTS	$1,500,402,528	$5,706	$0	$1,500,408,234
See accompanying notes to schedule of investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$(353,271)	$—	$—	$(353,271)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(353,271)	$—	$—	$(353,271)
(a)	The Portfolio held a Level 3 security that was valued at $0 at September 30, 2021.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	13,650,443	$13,653,173	$344,150,532	$341,694,314	$3,056	$—	16,112,447	$16,112,447	$8,364
State Street Navigator Securities Lending Portfolio II	43,142,840	43,142,840	186,849,884	181,093,848	—	—	48,898,876	48,898,876	233,298
Total		$56,796,013	$531,000,416	$522,788,162	$3,056	$—		$65,011,323	$241,662
See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.9%
ARGENTINA — 0.0% (a)
YPF SA ADR (b)	21,000	$97,860
BRAZIL — 4.2%
Adecoagro SA (b)	10,100	91,203
Alpargatas SA Preference Shares (b)	19,400	187,987
Ambev SA	498,585	1,399,980
Americanas SA (b)	47,195	267,810
Atacadao SA	51,600	168,184
B3 SA - Brasil Bolsa Balcao	646,676	1,511,984
Banco Bradesco SA Preference Shares	511,630	1,955,854
Banco Bradesco SA	152,449	499,686
Banco BTG Pactual SA	122,448	565,397
Banco BTG Pactual SA Preference Shares	8	9
Banco do Brasil SA	89,798	476,273
Banco Inter SA Preference Shares (c)	1	3
Banco Inter SA	36,586	313,226
Banco Santander Brasil SA	42,800	277,824
BB Seguridade Participacoes SA	72,837	266,677
Bradespar SA Preference Shares	26,317	252,451
Braskem SA Class A, Preference Shares (b)	19,200	209,093
BRF SA (b)	69,423	345,147
CCR SA	125,869	270,269
Centrais Eletricas Brasileiras SA	34,000	240,294
Centrais Eletricas Brasileiras SA Class B, Preference Shares	26,100	185,467
Cia de Saneamento Basico do Estado de Sao Paulo	35,400	250,579
Cia Energetica de Minas Gerais Preference Shares	115,531	297,473
Cia Paranaense de Energia Preference Shares	107,000	142,957
Cia Siderurgica Nacional SA	72,400	381,738
Cosan SA	109,600	462,223
CPFL Energia SA	24,200	119,603
Energisa SA	18,400	148,277
Engie Brasil Energia SA	22,087	151,843
Equatorial Energia SA	96,000	446,622
Gerdau SA Preference Shares	119,400	593,834
Hapvida Participacoes e Investimentos SA (c)	121,695	303,517
Hypera SA	41,800	246,555
Itau Unibanco Holding SA Preference Shares	509,361	2,704,365
Itausa SA Preference Shares	467,163	955,091
Itausa SA	253	524
Klabin SA (b)	75,307	334,596
Localiza Rent a Car SA	63,208	631,860
Security Description	Shares	Value
Lojas Renner SA	93,578	$591,120
Magazine Luiza SA	308,076	810,771
Natura & Co. Holding SA (b)	94,690	791,907
Notre Dame Intermedica Participacoes SA	54,570	747,209
Petrobras Distribuidora SA	123,200	531,111
Petroleo Brasileiro SA Preference Shares	500,598	2,501,658
Petroleo Brasileiro SA	392,714	2,028,831
Raia Drogasil SA	112,100	480,790
Rede D'Or Sao Luiz SA (c)	42,700	532,173
Rumo SA (b)	136,400	420,297
Suzano SA (b)	78,124	781,684
Telefonica Brasil SA	54,055	425,285
TIM SA	90,700	195,585
TOTVS SA	54,093	358,376
Ultrapar Participacoes SA	75,664	204,681
Vale SA	418,484	5,855,351
Via S/A (b)	136,100	192,577
WEG SA	176,860	1,286,308
		36,392,189
CHILE — 0.4%
Banco de Chile	4,739,564	436,880
Banco de Credito e Inversiones SA	5,242	191,041
Banco Santander Chile	6,885,826	344,461
Cencosud SA	148,992	287,638
Cencosud Shopping SA	53,243	62,276
Cia Cervecerias Unidas SA	15,532	137,658
Colbun SA	823,850	133,285
Empresas CMPC SA	117,450	220,644
Empresas COPEC SA	40,711	337,337
Enel Americas SA	2,240,043	264,246
Enel Chile SA	3,038,792	143,933
Falabella SA	79,537	278,115
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	14,148	760,229
		3,597,743
CHINA — 30.1%
21Vianet Group, Inc. ADR (b)	10,400	180,024
360 DigiTech, Inc. ADR (b)	8,700	176,784
360 Security Technology, Inc. Class A (b)	22,900	42,025
3SBio, Inc. (b)(c)(d)	134,800	132,056
51job, Inc. ADR (b)	3,200	222,496
AAC Technologies Holdings, Inc.	75,500	357,038
Addsino Co., Ltd. Class A	7,800	18,136
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	2,043	47,737
AECC Aero-Engine Control Co., Ltd. Class A	3,700	13,745
AECC Aviation Power Co., Ltd. Class A	8,600	70,813

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Agile Group Holdings, Ltd.	124,000	$115,644
Agora, Inc. ADR (b)	4,900	142,100
Agricultural Bank of China, Ltd. Class A	278,400	126,629
Agricultural Bank of China, Ltd. Class H	2,789,500	958,278
Aier Eye Hospital Group Co., Ltd. Class A	18,334	151,301
Air China, Ltd. Class A (b)	18,400	21,122
Air China, Ltd. Class H (b)	198,000	130,623
Airtac International Group	15,000	466,680
Akeso, Inc. (b)(c)	29,000	158,723
Alibaba Group Holding, Ltd. ADR (b)	638	94,456
Alibaba Group Holding, Ltd. (b)	1,601,456	29,649,258
Alibaba Health Information Technology, Ltd. (b)(d)	426,500	614,176
A-Living Smart City Services Co., Ltd. (c)	58,750	208,635
Aluminum Corp. of China, Ltd. Class A (b)	42,000	49,973
Aluminum Corp. of China, Ltd. Class H (b)	420,000	311,968
Angel Yeast Co., Ltd. Class A	3,300	25,562
Anhui Conch Cement Co., Ltd. Class A	14,500	91,584
Anhui Conch Cement Co., Ltd. Class H	129,000	696,788
Anhui Gujing Distillery Co., Ltd. Class A	1,300	47,878
Anhui Gujing Distillery Co., Ltd. Class B	11,400	147,941
Anhui Honglu Steel Construction Group Co., Ltd. Class A	1,200	8,110
Anhui Kouzi Distillery Co., Ltd. Class A	1,100	8,596
ANTA Sports Products, Ltd.	114,000	2,152,716
Apeloa Pharmaceutical Co., Ltd. Class A	3,800	22,392
Asymchem Laboratories Tianjin Co., Ltd. Class A	800	55,148
Autobio Diagnostics Co., Ltd. Class A	2,420	19,985
Autohome, Inc. ADR	8,100	380,133
Avary Holding Shenzhen Co., Ltd. Class A	5,400	27,830
AVIC Electromechanical Systems Co., Ltd. Class A	14,500	29,737
AVIC Industry-Finance Holdings Co., Ltd. Class A	20,500	12,117
AviChina Industry & Technology Co., Ltd. Class H	256,000	161,057
AVICOPTER PLC Class A	2,300	19,726
Baidu, Inc. ADR (b)	28,500	4,381,875
Baidu, Inc. Class A (b)	6,961	133,850
Bank of Beijing Co., Ltd. Class A	71,740	48,363
Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	15,400	$28,097
Bank of China, Ltd. Class A	121,000	57,144
Bank of China, Ltd. Class H	8,396,000	2,966,603
Bank of Communications Co., Ltd. Class A	144,012	100,232
Bank of Communications Co., Ltd. Class H	931,000	551,056
Bank of Hangzhou Co., Ltd. Class A	23,400	53,828
Bank of Jiangsu Co., Ltd. Class A	46,800	42,009
Bank of Nanjing Co., Ltd. Class A	25,440	35,537
Bank of Ningbo Co., Ltd. Class A	20,000	108,575
Bank of Shanghai Co., Ltd. Class A	49,008	55,388
Baoshan Iron & Steel Co., Ltd. Class A	71,500	95,654
Baozun, Inc. ADR (b)(d)	6,200	108,686
BBMG Corp. Class A	33,400	14,558
BeiGene, Ltd. ADR (b)(d)	4,900	1,778,700
Beijing BDStar Navigation Co., Ltd. Class A (b)	2,300	14,334
Beijing Capital International Airport Co., Ltd. Class H (b)	206,000	120,761
Beijing Dabeinong Technology Group Co., Ltd. Class A	19,800	23,160
Beijing Enlight Media Co., Ltd. Class A	4,500	6,907
Beijing Enterprises Holdings, Ltd.	52,500	209,553
Beijing Enterprises Water Group, Ltd.	456,000	178,497
Beijing Kingsoft Office Software, Inc. Class A	1,191	51,627
Beijing New Building Materials PLC Class A	3,500	17,196
Beijing Originwater Technology Co., Ltd. Class A	12,700	15,261
Beijing Roborock Technology Co., Ltd. Class A	252	27,602
Beijing Shiji Information Technology Co., Ltd. Class A	5,600	22,078
Beijing Shunxin Agriculture Co., Ltd. Class A	1,600	8,721
Beijing Sinnet Technology Co., Ltd. Class A	2,300	4,571
Beijing Tiantan Biological Products Corp., Ltd. Class A	5,220	25,787
Beijing United Information Technology Co., Ltd. Class A	870	15,386
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,500	51,414

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	600	$13,965
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	125,500	92,370
Betta Pharmaceuticals Co., Ltd. Class A	1,600	23,130
BGI Genomics Co., Ltd. Class A	1,600	21,703
Bilibili, Inc. ADR (b)(d)	17,400	1,151,358
BOC International China Co., Ltd. Class A	5,900	13,672
BOE Technology Group Co., Ltd. Class A	116,100	90,274
Bosideng International Holdings, Ltd. (d)	338,000	239,061
Brilliance China Automotive Holdings, Ltd. (b)(e)	176,000	56,522
Burning Rock Biotech, Ltd. ADR (b)	4,400	78,672
BYD Co., Ltd. Class A	6,000	231,285
BYD Co., Ltd. Class H	83,000	2,579,839
BYD Electronic International Co., Ltd. (d)	72,000	251,806
By-health Co., Ltd. Class A	6,300	27,576
C&S Paper Co., Ltd. Class A	5,900	15,750
Caitong Securities Co., Ltd. Class A	13,000	21,702
CanSino Biologics, Inc. Class A (b)	388	20,399
CanSino Biologics, Inc. Class H (b)(c)(d)	8,400	297,111
CGN Power Co., Ltd. Class H (c)(d)	1,107,700	336,196
Chacha Food Co., Ltd. Class A	2,300	16,486
Changchun High & New Technology Industry Group, Inc. Class A	1,400	59,365
Changjiang Securities Co., Ltd. Class A	19,700	23,250
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	1,100	30,798
Chaozhou Three-Circle Group Co., Ltd. Class A	7,700	44,078
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	7,200	17,128
China Aoyuan Group, Ltd. (d)	141,000	74,324
China Baoan Group Co., Ltd. Class A	10,000	29,382
China Bohai Bank Co., Ltd. Class H (c)(d)	340,000	132,774
China Cinda Asset Management Co., Ltd. Class H	958,481	161,867
China CITIC Bank Corp., Ltd. Class H	932,000	420,078
Security Description	Shares	Value
China Communications Services Corp., Ltd. Class H	258,000	$142,679
China Conch Venture Holdings, Ltd.	169,500	787,052
China Construction Bank Corp. Class A	28,400	26,170
China Construction Bank Corp. Class H	10,185,500	7,269,210
China CSSC Holdings, Ltd. Class A	14,800	57,363
China East Education Holdings, Ltd. (b)(c)(d)	57,000	58,797
China Eastern Airlines Corp., Ltd. Class A (b)	22,400	16,291
China Education Group Holdings, Ltd.	87,000	150,068
China Everbright Bank Co., Ltd. Class A	142,600	74,669
China Everbright Bank Co., Ltd. Class H	373,000	131,293
China Everbright Environment Group, Ltd.	409,222	307,514
China Everbright, Ltd.	92,000	108,094
China Evergrande Group (d)	194,000	73,293
China Feihe, Ltd. (c)	373,000	628,702
China Fortune Land Development Co., Ltd. Class A (b)	12,350	7,700
China Galaxy Securities Co., Ltd. Class A	14,200	22,959
China Galaxy Securities Co., Ltd. Class H	382,000	221,542
China Gas Holdings, Ltd.	329,000	971,682
China Great Wall Securities Co., Ltd. Class A	8,300	15,141
China Greatwall Technology Group Co., Ltd. Class A	7,100	14,464
China Hongqiao Group, Ltd.	243,000	308,387
China Huarong Asset Management Co., Ltd. Class H (b)(c)(e)	1,217,500	79,763
China International Capital Corp., Ltd. Class A	4,400	38,972
China International Capital Corp., Ltd. Class H (c)	152,400	398,397
China Jinmao Holdings Group, Ltd.	596,000	214,170
China Jushi Co., Ltd. Class A	12,829	34,642
China Lesso Group Holdings, Ltd.	117,000	186,221
China Life Insurance Co., Ltd. Class A	9,000	41,402
China Life Insurance Co., Ltd. Class H	784,000	1,282,040
China Literature, Ltd. (b)(c)(d)	42,600	323,291
China Longyuan Power Group Corp., Ltd. Class H	357,000	876,009

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
China Medical System Holdings, Ltd.	148,000	$269,728
China Meidong Auto Holdings, Ltd.	60,000	301,899
China Mengniu Dairy Co., Ltd. (b)	333,000	2,144,464
China Merchants Bank Co., Ltd. Class A	68,300	531,545
China Merchants Bank Co., Ltd. Class H	412,500	3,282,733
China Merchants Energy Shipping Co., Ltd. Class A	14,760	12,617
China Merchants Port Holdings Co., Ltd.	152,969	261,579
China Merchants Securities Co., Ltd. Class A	24,050	67,883
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	27,812	55,621
China Minsheng Banking Corp., Ltd. Class A	130,300	78,838
China Minsheng Banking Corp., Ltd. Class H (d)	631,700	253,478
China Molybdenum Co., Ltd. Class A	50,000	46,289
China Molybdenum Co., Ltd. Class H	348,000	214,847
China National Building Material Co., Ltd. Class H	408,000	548,828
China National Chemical Engineering Co., Ltd. Class A	21,200	35,299
China National Medicines Corp., Ltd. Class A	3,600	16,304
China National Nuclear Power Co., Ltd. Class A	51,300	57,087
China National Software & Service Co., Ltd. Class A	1,000	7,595
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	12,600	85,280
China Oilfield Services, Ltd. Class H	196,000	185,488
China Overseas Land & Investment, Ltd.	404,000	914,297
China Overseas Property Holdings, Ltd.	140,000	115,931
China Pacific Insurance Group Co., Ltd. Class A	23,100	96,618
China Pacific Insurance Group Co., Ltd. Class H	281,800	836,777
China Petroleum & Chemical Corp. Class A	110,300	75,701
China Petroleum & Chemical Corp. Class H	2,566,000	1,264,503
China Power International Development, Ltd.	396,000	210,090
China Railway Group, Ltd. Class A	62,100	54,238
Security Description	Shares	Value
China Railway Group, Ltd. Class H	416,000	$206,467
China Railway Signal & Communication Corp., Ltd. Class A	14,348	11,448
China Resources Beer Holdings Co., Ltd.	153,333	1,134,056
China Resources Cement Holdings, Ltd.	261,000	250,873
China Resources Gas Group, Ltd.	100,000	525,393
China Resources Land, Ltd.	340,000	1,430,942
China Resources Mixc Lifestyle Services, Ltd. (c)	62,000	341,081
China Resources Pharmaceutical Group, Ltd. (c)	199,500	97,918
China Resources Power Holdings Co., Ltd.	214,000	614,609
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	4,200	18,364
China Shenhua Energy Co., Ltd. Class A	21,200	74,147
China Shenhua Energy Co., Ltd. Class H	361,000	840,930
China Southern Airlines Co., Ltd. Class A (b)	34,500	30,746
China Southern Airlines Co., Ltd. Class H (b)(d)	188,000	105,639
China State Construction Engineering Corp., Ltd. Class A	153,900	114,146
China State Construction International Holdings, Ltd.	240,000	209,532
China Taiping Insurance Holdings Co., Ltd.	168,800	255,412
China Tourism Group Duty Free Corp., Ltd. Class A	6,200	248,714
China Tower Corp., Ltd. Class H (c)	4,406,000	575,783
China Traditional Chinese Medicine Holdings Co., Ltd.	278,000	140,485
China TransInfo Technology Co., Ltd. Class A	6,000	13,717
China United Network Communications, Ltd. Class A	96,200	61,262
China Vanke Co., Ltd. Class A	33,000	108,632
China Vanke Co., Ltd. Class H	177,900	486,435
China Yangtze Power Co., Ltd. Class A	75,905	258,208
China Yuhua Education Corp., Ltd. (c)	158,000	76,720
China Zheshang Bank Co., Ltd. Class A	36,900	20,266
Chinasoft International, Ltd. (b)	276,000	487,450

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Chindata Group Holdings, Ltd. ADR (b)(d)	8,700	$73,167
Chongqing Brewery Co., Ltd. Class A (b)	2,000	40,566
Chongqing Changan Automobile Co., Ltd. Class A	23,380	60,191
Chongqing Fuling Zhacai Group Co., Ltd. Class A (b)	3,900	18,491
Chongqing Rural Commercial Bank Co., Ltd. Class A	28,400	16,946
Chongqing Rural Commercial Bank Co., Ltd. Class H	248,000	90,148
Chongqing Zhifei Biological Products Co., Ltd. Class A	5,400	132,191
CIFI Ever Sunshine Services Group, Ltd. (d)	82,000	163,905
CIFI Holdings Group Co., Ltd.	352,323	239,178
CITIC Securities Co., Ltd. Class A	36,100	140,809
CITIC Securities Co., Ltd. Class H	241,500	612,233
CITIC, Ltd.	607,000	642,654
Contemporary Amperex Technology Co., Ltd. Class A	7,600	616,520
COSCO SHIPPING Energy Transportation Co., Ltd. Class A	15,800	16,720
COSCO SHIPPING Holdings Co., Ltd. Class A (b)	40,400	106,910
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	350,474	531,820
COSCO SHIPPING Ports, Ltd.	190,115	164,198
Country Garden Holdings Co., Ltd. (d)	825,347	851,020
Country Garden Services Holdings Co., Ltd.	161,000	1,272,212
CRRC Corp., Ltd. Class A	75,500	72,499
CSC Financial Co., Ltd. Class A	14,000	66,676
CSPC Pharmaceutical Group, Ltd.	946,240	1,129,201
Daan Gene Co., Ltd. Class A	4,500	12,948
Dada Nexus, Ltd. ADR (b)	6,000	120,240
Dali Foods Group Co., Ltd. (c)	252,300	152,327
Daqo New Energy Corp. ADR (b)	6,200	353,400
DaShenLin Pharmaceutical Group Co., Ltd. Class A	2,640	17,348
DHC Software Co., Ltd. Class A	4,400	5,168
DIDI Global, Inc. ADR (b)(d)	32,700	254,733
Dong-E-E-Jiao Co., Ltd. Class A	2,700	14,629
Dongfang Electric Corp., Ltd. Class A	11,100	31,352
Dongfeng Motor Group Co., Ltd. Class H	290,000	258,245
Security Description	Shares	Value
Dongxing Securities Co., Ltd. Class A	11,600	$20,281
East Money Information Co., Ltd. Class A	32,836	173,834
Ecovacs Robotics Co., Ltd. Class A	1,400	32,902
ENN Energy Holdings, Ltd.	83,500	1,377,205
ENN Natural Gas Co., Ltd. Class A	4,600	12,981
Eve Energy Co., Ltd. Class A	6,981	106,331
Everbright Securities Co., Ltd. Class A	8,999	21,537
Fangda Carbon New Material Co., Ltd. Class A	17,360	27,118
Far East Horizon, Ltd. (d)	168,000	170,489
FAW Jiefang Group Co., Ltd.	14,500	24,025
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,000	5,454
Financial Street Holdings Co., Ltd. Class A	11,900	11,020
First Capital Securities Co., Ltd. Class A	14,100	15,755
Flat Glass Group Co., Ltd. Class A	4,000	28,472
Flat Glass Group Co., Ltd. Class H (b)(d)	41,000	191,851
Focus Media Information Technology Co., Ltd. Class A	46,800	53,003
Foshan Haitian Flavouring & Food Co., Ltd. Class A	11,050	187,607
Fosun International, Ltd.	268,000	325,688
Founder Securities Co., Ltd. Class A	33,000	41,723
Foxconn Industrial Internet Co., Ltd. Class A	23,700	42,547
Fu Jian Anjoy Foods Co., Ltd. Class A	800	23,798
Fujian Sunner Development Co., Ltd. Class A	4,100	13,698
Fuyao Glass Industry Group Co., Ltd. Class A	6,400	41,780
Fuyao Glass Industry Group Co., Ltd. Class H (c)	62,456	332,201
Ganfeng Lithium Co., Ltd. Class A	3,600	90,390
Ganfeng Lithium Co., Ltd. Class H (c)	27,000	473,078
Gaotu Techedu, Inc. ADR (b)(d)	12,400	38,068
G-bits Network Technology Xiamen Co., Ltd. Class A	300	18,193
GCL System Integration Technology Co., Ltd. Class A (b)	9,500	6,035
GDS Holdings, Ltd. ADR (b)	9,500	537,795
Geely Automobile Holdings, Ltd.	622,000	1,785,517

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
GEM Co., Ltd. Class A	16,700	$28,736
Gemdale Corp. Class A	18,100	31,365
Genscript Biotech Corp. (b)	120,000	460,542
GF Securities Co., Ltd. Class A	18,200	58,777
GF Securities Co., Ltd. Class H	111,800	194,962
Giant Network Group Co., Ltd. Class A	5,400	8,703
Gigadevice Semiconductor Beijing, Inc. Class A	2,392	53,419
GoerTek, Inc. Class A	11,700	77,637
GOME Retail Holdings, Ltd. (b)(d)	1,346,000	125,550
Great Wall Motor Co., Ltd. Class A	7,400	60,059
Great Wall Motor Co., Ltd. Class H	326,500	1,201,367
Greenland Holdings Corp., Ltd. Class A	34,125	24,782
Greentown China Holdings, Ltd. (d)	94,500	142,520
Greentown Service Group Co., Ltd. (d)	158,000	171,416
GRG Banking Equipment Co., Ltd. Class A	10,600	16,096
Guangdong Haid Group Co., Ltd. Class A	5,800	60,476
Guangdong Hongda Blasting Co., Ltd. Class A	4,300	18,018
Guangdong Investment, Ltd.	304,000	396,697
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,100	23,381
Guanghui Energy Co., Ltd. Class A (b)	27,300	36,498
Guangzhou Automobile Group Co., Ltd. Class H	324,800	285,415
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	3,200	14,727
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	14,562
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,700	26,892
Guangzhou R&F Properties Co., Ltd. Class H (d)	180,800	139,121
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	2,200	26,684
Guangzhou Tinci Materials Technology Co., Ltd. Class A	3,060	71,707
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	11,300	14,761
Guolian Securities Co., Ltd. Class A	7,800	16,054
Guosen Securities Co., Ltd. Class A	20,600	37,608
Security Description	Shares	Value
Guotai Junan Securities Co., Ltd. Class A	25,800	$71,005
Guoxuan High-Tech Co., Ltd. Class A (b)	6,100	44,617
Guoyuan Securities Co., Ltd. Class A	18,720	22,412
Haidilao International Holding, Ltd. (c)(d)	111,000	425,220
Haier Smart Home Co., Ltd. Class A	20,400	81,938
Haier Smart Home Co., Ltd. Class H	241,000	842,501
Haitian International Holdings, Ltd.	69,000	214,083
Haitong Securities Co., Ltd. Class A	32,500	60,952
Haitong Securities Co., Ltd. Class H (d)	292,400	266,562
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	2,600	11,039
Hangzhou First Applied Material Co., Ltd. Class A	2,520	49,133
Hangzhou Oxygen Plant Group Co., Ltd. Class A	2,400	10,426
Hangzhou Robam Appliances Co., Ltd. Class A	1,500	7,835
Hangzhou Silan Microelectronics Co., Ltd. Class A	4,200	36,887
Hangzhou Tigermed Consulting Co., Ltd. Class A	1,800	48,470
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	13,800	291,814
Hansoh Pharmaceutical Group Co., Ltd. (c)	126,000	318,953
Hefei Meiya Optoelectronic Technology, Inc. Class A	2,700	15,865
Heilongjiang Agriculture Co., Ltd. Class A	7,600	17,818
Hello Group, Inc. ADR	15,700	166,106
Henan Shuanghui Investment & Development Co., Ltd. Class A	8,797	36,931
Hengan International Group Co., Ltd. (d)	69,500	370,615
Hengli Petrochemical Co., Ltd. Class A	20,300	81,221
HengTen Networks Group, Ltd. (b)(d)	280,000	82,222
Hengyi Petrochemical Co., Ltd. Class A	16,510	29,236
Hesteel Co., Ltd. Class A	42,500	18,213
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,100	38,795
Hongfa Technology Co., Ltd. Class A	3,600	34,733
Hopson Development Holdings, Ltd.	72,000	256,360

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hua Hong Semiconductor, Ltd. (b)(c)	54,000	$276,975
Huaan Securities Co., Ltd. Class A	20,200	16,724
Huadian Power International Corp., Ltd. Class A	27,200	19,934
Huadong Medicine Co., Ltd. Class A	3,960	18,185
Huafon Chemical Co., Ltd. Class A	14,900	27,935
Huagong Tech Co., Ltd. Class A	3,200	14,403
Hualan Biological Engineering, Inc. Class A	4,810	20,732
Huaneng Power International, Inc. Class A	23,500	30,002
Huaneng Power International, Inc. Class H (d)	362,000	194,220
Huatai Securities Co., Ltd. Class A	25,218	66,187
Huatai Securities Co., Ltd. Class H (c)	169,100	260,607
Huaxi Securities Co., Ltd. Class A	10,400	15,457
Huaxia Bank Co., Ltd. Class A	41,700	35,889
Huaxin Cement Co., Ltd. Class A	5,400	17,125
Huayu Automotive Systems Co., Ltd. Class A	9,900	34,859
Huazhu Group, Ltd. ADR (b)(d)	18,500	848,410
Hubei Biocause Pharmaceutical Co., Ltd. Class A	13,782	7,138
Huizhou Desay Sv Automotive Co., Ltd. Class A	1,000	13,022
Humanwell Healthcare Group Co., Ltd. Class A	4,400	13,744
Hunan Valin Steel Co., Ltd. Class A	26,500	27,026
Hundsun Technologies, Inc. Class A	5,824	51,835
Hutchmed China, Ltd. ADR (b)	9,000	329,490
HUYA, Inc. ADR (b)	8,300	69,222
Iflytek Co., Ltd. Class A	6,650	54,133
I-Mab ADR (b)	3,300	239,217
Imeik Technology Development Co., Ltd. Class A	700	64,903
Industrial & Commercial Bank of China, Ltd. Class A	212,342	152,903
Industrial & Commercial Bank of China, Ltd. Class H	5,961,000	3,304,324
Industrial Bank Co., Ltd. Class A	68,499	192,976
Industrial Securities Co., Ltd. Class A	24,600	37,334
Ingenic Semiconductor Co., Ltd. Class A	1,900	37,573
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A (b)	156,300	76,036
Security Description	Shares	Value
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	33,800	$29,833
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	22,000	128,313
Innovent Biologics, Inc. (b)(c)	123,500	1,189,336
Inspur Electronic Information Industry Co., Ltd. Class A	3,248	14,300
Intco Medical Technology Co., Ltd. Class A	2,250	20,440
iQIYI, Inc. ADR (b)(d)	28,800	231,264
JA Solar Technology Co., Ltd. Class A	5,200	52,713
Jafron Biomedical Co., Ltd. Class A	1,520	13,777
Jason Furniture Hangzhou Co., Ltd. Class A	2,000	18,469
JCET Group Co., Ltd. Class A	5,900	29,056
JD Health International, Inc. (b)(c)(d)	36,900	355,608
JD.com, Inc. ADR (b)	91,567	6,614,800
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	11,000	10,885
Jiangsu Eastern Shenghong Co., Ltd. Class A	10,400	44,952
Jiangsu Expressway Co., Ltd. Class H	148,000	149,547
Jiangsu Hengli Hydraulic Co., Ltd. Class A	4,364	57,046
Jiangsu Hengrui Medicine Co., Ltd. Class A	21,744	169,032
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,800	19,594
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	5,300	135,618
Jiangsu Yangnong Chemical Co., Ltd. Class A	1,500	24,281
Jiangsu Yoke Technology Co., Ltd. Class A	1,200	14,112
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,200	16,051
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	6,200	4,251
Jiangsu Zhongtian Technology Co., Ltd. Class A	12,400	17,431
Jiangxi Copper Co., Ltd. Class A	8,800	32,964
Jiangxi Copper Co., Ltd. Class H	112,000	199,261
Jiangxi Zhengbang Technology Co., Ltd. Class A	5,000	7,273
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	6,900	17,987
Jinke Properties Group Co., Ltd. Class A	23,600	18,806

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Jinxin Fertility Group, Ltd. (b)(c)(d)	126,000	$186,868
JiuGui Liquor Co., Ltd. Class A	1,600	61,255
Jiumaojiu International Holdings, Ltd. (c)(d)	76,000	228,906
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	8,600	15,126
Joinn Laboratories China Co., Ltd. Class A	840	20,538
Jointown Pharmaceutical Group Co., Ltd. Class A	7,500	18,003
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,600	7,839
JOYY, Inc. ADR (d)	6,100	334,463
Juewei Food Co., Ltd. Class A	2,300	22,750
Kaisa Group Holdings, Ltd. (b)(d)	348,571	94,848
KE Holdings, Inc. ADR (b)	37,400	682,924
Kingboard Holdings, Ltd.	70,500	319,053
Kingdee International Software Group Co., Ltd. (b)	272,000	905,667
Kingfa Sci & Tech Co., Ltd. Class A	8,500	19,255
Kingsoft Cloud Holdings, Ltd. ADR (b)(d)	5,800	164,256
Kingsoft Corp., Ltd.	102,000	406,101
Kuaishou Technology (b)(c)(d)	28,900	308,441
Kuang-Chi Technologies Co., Ltd. Class A (b)	7,100	24,708
Kunlun Energy Co., Ltd.	406,000	422,739
Kunlun Tech Co., Ltd. Class A	5,300	13,921
Kweichow Moutai Co., Ltd. Class A	4,099	1,158,438
KWG Group Holdings, Ltd.	137,250	133,862
LB Group Co., Ltd. Class A	8,200	36,211
Lee & Man Paper Manufacturing, Ltd.	136,000	99,405
Lenovo Group, Ltd. (d)	772,000	1,007,633
Lens Technology Co., Ltd. Class A	14,500	46,635
Lepu Medical Technology Beijing Co., Ltd. Class A	5,300	21,988
Leyard Optoelectronic Co., Ltd. Class A	11,000	17,529
Li Auto, Inc. ADR (b)	56,900	1,495,901
Li Ning Co., Ltd.	237,000	2,731,601
Liaoning Cheng Da Co., Ltd. Class A	7,400	28,198
Lingyi iTech Guangdong Co. Class A	16,300	16,244
Livzon Pharmaceutical Group, Inc. Class A	2,700	16,186
Logan Group Co., Ltd.	150,000	156,534
Longfor Group Holdings, Ltd. (c)	194,500	888,688
LONGi Green Energy Technology Co., Ltd. Class A	17,360	220,949
Security Description	Shares	Value
Lufax Holding, Ltd. ADR (b)	17,200	$120,056
Luxi Chemical Group Co., Ltd. Class A	4,600	13,335
Luxshare Precision Industry Co., Ltd. Class A	25,271	138,818
Luzhou Laojiao Co., Ltd. Class A	5,100	175,258
Mango Excellent Media Co., Ltd. Class A	5,440	36,722
Maxscend Microelectronics Co., Ltd. Class A	1,040	56,263
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	15,000	17,230
Meituan Class B (b)(c)	426,800	13,624,063
Metallurgical Corp. of China, Ltd. Class A	63,200	42,457
Microport Scientific Corp.	66,349	372,034
Midea Group Co., Ltd. Class A	10,600	114,122
Ming Yang Smart Energy Group, Ltd. Class A	4,600	17,676
Ming Yuan Cloud Group Holdings, Ltd. (d)	39,000	135,208
Minth Group, Ltd.	78,000	266,843
MMG, Ltd. (b)(d)	316,000	131,292
Montage Technology Co., Ltd. Class A	2,768	25,345
Muyuan Foods Co., Ltd. Class A	17,276	137,693
NanJi E-Commerce Co., Ltd. Class A	9,800	9,997
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	4,056	22,542
Nanjing Securities Co., Ltd. Class A	13,133	20,204
NARI Technology Co., Ltd. Class A	18,482	102,205
National Silicon Industry Group Co., Ltd. Class A (b)	8,190	36,025
NAURA Technology Group Co., Ltd. Class A	1,600	89,834
NavInfo Co., Ltd. Class A (b)	3,500	5,949
NetEase, Inc. ADR	42,465	3,626,511
New China Life Insurance Co., Ltd. Class A	6,800	42,123
New China Life Insurance Co., Ltd. Class H	91,800	270,276
New Hope Liuhe Co., Ltd. Class A (b)	13,700	31,213
New Oriental Education & Technology Group, Inc. ADR (b)	158,200	324,310
Ninestar Corp. Class A	4,400	25,430
Ningbo Joyson Electronic Corp. Class A	6,700	18,018
Ningbo Tuopu Group Co., Ltd. Class A	5,000	28,139

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Ningxia Baofeng Energy Group Co., Ltd. Class A	19,600	$48,401
NIO, Inc. ADR (b)	143,500	5,112,905
Noah Holdings, Ltd. ADR (b)(d)	3,300	122,529
Nongfu Spring Co., Ltd. Class H (c)	40,600	205,553
Northeast Securities Co., Ltd. Class A	10,700	14,262
Offcn Education Technology Co., Ltd. Class A (b)	5,500	9,254
Offshore Oil Engineering Co., Ltd. Class A	6,200	4,563
OFILM Group Co., Ltd. Class A	12,400	16,099
OneConnect Financial Technology Co., Ltd. ADR (b)	11,800	48,380
Oppein Home Group, Inc. Class A	1,680	33,805
Orient Securities Co., Ltd. Class A	23,900	55,789
Ovctek China, Inc. Class A	3,160	40,065
Pacific Securities Co., Ltd. Class A (b)	30,100	15,158
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	33,400	24,637
People's Insurance Co. Group of China, Ltd. Class A	19,600	15,336
People's Insurance Co. Group of China, Ltd. Class H	889,000	275,856
Perfect World Co., Ltd. Class A	4,800	11,187
PetroChina Co., Ltd. Class A	69,300	64,211
PetroChina Co., Ltd. Class H	2,236,000	1,047,263
Pharmaron Beijing Co., Ltd. Class A	2,000	66,647
Pharmaron Beijing Co., Ltd. Class H (c)	14,300	341,140
PICC Property & Casualty Co., Ltd. Class H	731,000	709,120
Pinduoduo, Inc. ADR (b)	46,300	4,198,021
Ping An Bank Co., Ltd. Class A	64,200	177,468
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	48,800	318,084
Ping An Insurance Group Co. of China, Ltd. Class A	34,800	259,831
Ping An Insurance Group Co. of China, Ltd. Class H	668,500	4,572,120
Poly Developments & Holdings Group Co., Ltd. Class A	42,600	92,337
Poly Property Services Co., Ltd. Class H (d)	12,000	71,686
Postal Savings Bank of China Co., Ltd. Class A	83,100	65,013
Postal Savings Bank of China Co., Ltd. Class H (c)	829,000	569,900
Power Construction Corp. of China, Ltd. Class A	51,100	67,062
Security Description	Shares	Value
Powerlong Real Estate Holdings, Ltd.	146,000	$110,051
Proya Cosmetics Co., Ltd. Class A	1,000	26,794
Qingdao Rural Commercial Bank Corp. Class A	25,200	15,137
Raytron Technology Co., Ltd. Class A	1,060	14,356
RiseSun Real Estate Development Co., Ltd. Class A	19,300	14,372
Riyue Heavy Industry Co., Ltd. Class A	2,400	12,783
RLX Technology, Inc. ADR (b)	63,100	285,212
Rongsheng Petrochemical Co., Ltd. Class A	31,455	91,087
SAIC Motor Corp., Ltd. Class A	27,800	81,921
Sailun Group Co., Ltd. Class A	7,600	13,470
Sanan Optoelectronics Co., Ltd. Class A	15,300	74,742
Sangfor Technologies, Inc. Class A	1,650	60,008
Sany Heavy Equipment International Holdings Co., Ltd.	111,000	131,322
Sany Heavy Industry Co., Ltd. Class A	28,555	112,051
SDIC Capital Co., Ltd. Class A	23,612	32,060
SDIC Power Holdings Co., Ltd. Class A	27,200	50,697
Sealand Securities Co., Ltd. Class A	24,100	15,287
Seazen Group, Ltd.	218,000	174,014
Seazen Holdings Co., Ltd. Class A	6,800	39,268
SF Holding Co., Ltd. Class A	15,300	154,470
SG Micro Corp. Class A	750	38,469
Shaanxi Coal Industry Co., Ltd. Class A	32,100	73,249
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	4,600	13,143
Shandong Gold Mining Co., Ltd. Class A	11,228	34,152
Shandong Gold Mining Co., Ltd. Class H (c)(d)	67,250	119,101
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	8,450	42,841
Shandong Linglong Tyre Co., Ltd. Class A	4,800	26,089
Shandong Nanshan Aluminum Co., Ltd. Class A	47,889	32,195
Shandong Sun Paper Industry JSC, Ltd. Class A	10,500	19,339
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (d)	260,000	461,350

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Shanghai Bailian Group Co., Ltd. Class A	4,000	$8,944
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	2,380	27,469
Shanghai Baosight Software Co., Ltd. Class A	3,590	36,530
Shanghai Construction Group Co., Ltd. Class A	47,200	29,985
Shanghai Electric Group Co., Ltd. Class A	41,000	32,921
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	7,920	63,841
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (d)	53,000	271,325
Shanghai Industrial Urban Development Group, Ltd.	11,400	993
Shanghai International Airport Co., Ltd. Class A (b)	2,968	20,220
Shanghai International Port Group Co., Ltd. Class A	39,200	36,905
Shanghai Jahwa United Co., Ltd. Class A	2,200	14,930
Shanghai Jinjiang International Hotels Co., Ltd. Class A	2,700	18,977
Shanghai Lingang Holdings Corp., Ltd. Class A	6,900	16,079
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	142,032	128,681
Shanghai M&G Stationery, Inc. Class A	2,300	24,202
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	8,600	25,438
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	90,300	175,019
Shanghai Pudong Development Bank Co., Ltd. Class A	91,600	127,391
Shanghai Putailai New Energy Technology Co., Ltd. Class A	1,960	52,108
Shanghai RAAS Blood Products Co., Ltd. Class A	18,500	19,532
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	13,000	20,526
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	6,200	16,185
Shanxi Coking Coal Energy Group Co., Ltd. Class A	13,200	24,013
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	9,600	22,124
Shanxi Meijin Energy Co., Ltd. Class A (b)	16,200	26,713
Shanxi Securities Co., Ltd. Class A	15,700	15,921
Security Description	Shares	Value
Shanxi Taigang Stainless Steel Co., Ltd. Class A	22,800	$33,955
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	4,080	199,064
Shenergy Co., Ltd. Class A	7,100	8,692
Shenghe Resources Holding Co., Ltd. Class A	4,400	13,547
Shengyi Technology Co., Ltd. Class A	6,000	20,033
Shennan Circuits Co., Ltd. Class A	1,260	18,433
Shenwan Hongyuan Group Co., Ltd. Class A	75,100	63,787
Shenzhen Capchem Technology Co., Ltd. Class A	2,000	47,992
Shenzhen Energy Group Co., Ltd. Class A	12,700	18,474
Shenzhen Goodix Technology Co., Ltd. Class A	1,200	20,550
Shenzhen Inovance Technology Co., Ltd. Class A	8,850	86,121
Shenzhen International Holdings, Ltd.	126,085	162,542
Shenzhen Investment, Ltd.	269,472	67,549
Shenzhen Kaifa Technology Co., Ltd. Class A	6,800	14,759
Shenzhen Kangtai Biological Products Co., Ltd. Class A	2,449	41,690
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,900	233,098
Shenzhen MTC Co., Ltd. Class A (b)	20,000	15,250
Shenzhen Overseas Chinese Town Co., Ltd. Class A	32,900	37,990
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A (b)	3,600	16,120
Shenzhen SC New Energy Technology Corp. Class A	1,500	32,035
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,000	10,494
Shenzhen Sunway Communication Co., Ltd. Class A	2,100	7,294
Shenzhou International Group Holdings, Ltd.	87,000	1,846,441
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	5,400	13,851
Shimao Group Holdings, Ltd. (d)	131,500	241,015
Shimao Services Holdings, Ltd. (c)	60,000	124,052
Sichuan Chuantou Energy Co., Ltd. Class A	10,000	22,265
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	5,200	14,409

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Sichuan Road & Bridge Co., Ltd. Class A	11,800	$15,362
Sichuan Swellfun Co., Ltd. Class A	1,600	31,324
Silergy Corp.	8,000	1,163,628
Sinolink Securities Co., Ltd. Class A	12,200	21,471
Sinoma Science & Technology Co., Ltd. Class A	8,700	47,308
Sinopec Shanghai Petrochemical Co., Ltd. Class A	24,500	16,039
Sinopharm Group Co., Ltd. Class H	142,400	373,168
Sinotrans, Ltd. Class A	19,000	16,026
Sinotruk Hong Kong, Ltd.	73,500	108,872
Skshu Paint Co., Ltd. Class A	1,680	25,940
Smoore International Holdings, Ltd. (c)	191,000	889,390
Songcheng Performance Development Co., Ltd. Class A	11,340	24,627
SooChow Securities Co., Ltd. Class A	15,600	24,022
Southwest Securities Co., Ltd. Class A	29,900	23,593
Spring Airlines Co., Ltd. Class A (b)	3,300	27,784
StarPower Semiconductor, Ltd. Class A	600	37,518
Sun Art Retail Group, Ltd. (d)	187,500	86,699
Sunac China Holdings, Ltd.	272,700	581,255
Sunac Services Holdings, Ltd. (c)	83,000	170,802
Sungrow Power Supply Co., Ltd. Class A	4,800	109,229
Suning.com Co., Ltd. Class A (b)	30,200	23,350
Sunny Optical Technology Group Co., Ltd.	75,700	1,982,195
Sunwoda Electronic Co., Ltd. Class A	6,200	35,678
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	7,200	23,147
Suzhou Maxwell Technologies Co., Ltd. Class A	360	33,772
TAL Education Group ADR (b)	45,100	218,284
TBEA Co., Ltd. Class A	14,887	55,453
TCL Technology Group Corp Class A	45,000	43,398
Tencent Holdings, Ltd.	609,200	36,368,458
Tencent Music Entertainment Group ADR (b)	69,700	505,325
Thunder Software Technology Co., Ltd. Class A	1,400	26,991
Tianfeng Securities Co., Ltd. Class A (b)	22,100	14,888
Security Description	Shares	Value
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	2,500	$14,239
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	12,400	87,725
Tianma Microelectronics Co., Ltd. Class A	8,800	18,438
Tianshui Huatian Technology Co., Ltd. Class A	9,100	16,941
Tingyi Cayman Islands Holding Corp.	206,000	383,018
Toly Bread Co., Ltd. Class A	3,080	13,909
Tongcheng-Elong Holdings, Ltd. (b)	105,600	255,000
TongFu Microelectronics Co., Ltd. Class A	6,300	18,409
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	8,900	14,507
Tongkun Group Co., Ltd. Class A	7,400	24,964
Tongling Nonferrous Metals Group Co., Ltd. Class A	42,200	25,253
Tongwei Co., Ltd. Class A	14,100	110,559
Topchoice Medical Corp. Class A (b)	1,100	51,471
Topsports International Holdings, Ltd. (c)	161,000	182,848
Transfar Zhilian Co., Ltd. Class A	13,000	16,729
TravelSky Technology, Ltd. Class H	95,000	183,231
Trip.com Group, Ltd. ADR (b)	53,867	1,656,410
Tsingtao Brewery Co., Ltd. Class A	3,200	39,726
Tsingtao Brewery Co., Ltd. Class H	56,000	440,506
Unigroup Guoxin Microelectronics Co., Ltd. Class A	2,500	79,749
Uni-President China Holdings, Ltd.	137,000	130,040
Unisplendour Corp., Ltd. Class A	10,360	39,882
Universal Scientific Industrial Shanghai Co., Ltd. Class A	5,800	12,401
Up Fintech Holding, Ltd. ADR (b)(d)	8,000	84,720
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	22,000	112,835
Vipshop Holdings, Ltd. ADR (b)	47,788	532,358
Walvax Biotechnology Co., Ltd. Class A	5,000	48,581
Wangfujing Group Co., Ltd. Class A	3,400	15,575
Wanhua Chemical Group Co., Ltd. Class A	11,100	181,699

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Want Want China Holdings, Ltd.	502,000	$379,051
Weibo Corp. ADR (b)	6,460	306,785
Weichai Power Co., Ltd. Class A	23,800	62,917
Weichai Power Co., Ltd. Class H	207,000	428,430
Weihai Guangwei Composites Co., Ltd. Class A	2,400	24,335
Weimob, Inc. (b)(c)(d)	178,000	256,929
Wens Foodstuffs Group Co., Ltd. Class A	23,040	51,570
Western Securities Co., Ltd. Class A	14,600	18,634
Wharf Holdings, Ltd.	143,000	473,029
Will Semiconductor Co., Ltd. Class A	2,900	108,377
Wingtech Technology Co., Ltd. Class A	3,500	50,503
Winning Health Technology Group Co., Ltd. Class A	8,450	18,948
Wuchan Zhongda Group Co., Ltd. Class A	20,300	20,382
Wuhan Guide Infrared Co., Ltd. Class A	7,280	26,229
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	9,100	29,495
Wuliangye Yibin Co., Ltd. Class A	12,500	423,601
WUS Printed Circuit Kunshan Co., Ltd. Class A	4,180	7,233
WuXi AppTec Co., Ltd. Class A	8,733	206,169
WuXi AppTec Co., Ltd. Class H (c)	35,991	837,864
Wuxi Biologics Cayman, Inc. (b)(c)	381,500	6,188,040
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	5,920	63,287
Wuxi Shangji Automation Co., Ltd. Class A	900	38,631
XCMG Construction Machinery Co., Ltd. Class A	35,100	37,792
Xiamen C & D, Inc. Class A	11,400	14,734
Xiamen Intretech, Inc. Class A	3,800	19,818
Xiamen Tungsten Co., Ltd. Class A	4,600	16,744
Xiaomi Corp. Class B (b)(c)	1,516,700	4,165,577
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,800	20,923
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	85,000	178,739
Xinyi Solar Holdings, Ltd.	514,089	1,052,404
XPeng, Inc. ADR (b)	40,600	1,442,924
Yadea Group Holdings, Ltd. (c)	128,000	209,072
Yango Group Co., Ltd. Class A	16,200	10,457
Security Description	Shares	Value
Yantai Eddie Precision Machinery Co., Ltd. Class A	4,200	$23,393
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	3,700	27,505
Yanzhou Coal Mining Co., Ltd. Class A	9,900	44,158
Yanzhou Coal Mining Co., Ltd. Class H	158,000	297,945
Yealink Network Technology Corp., Ltd. Class A	2,900	36,481
Yifeng Pharmacy Chain Co., Ltd. Class A	1,274	10,250
Yihai International Holding, Ltd. (b)(d)	49,000	273,065
Yihai Kerry Arawana Holdings Co., Ltd. Class A	4,100	43,899
Yintai Gold Co., Ltd. Class A	11,060	14,559
Yixintang Pharmaceutical Group Co., Ltd. Class A	1,400	6,507
Yonghui Superstores Co., Ltd. Class A	28,800	17,439
Yonyou Network Technology Co., Ltd. Class A	9,878	50,644
Youngor Group Co., Ltd. Class A	22,500	22,350
YTO Express Group Co., Ltd. Class A	10,400	22,445
Yuan Longping High-tech Agriculture Co., Ltd. Class A (b)	4,200	13,946
Yuexiu Property Co., Ltd.	151,400	141,857
Yum China Holdings, Inc.	44,200	2,568,462
Yunda Holding Co., Ltd. Class A	9,360	27,844
Yunnan Aluminium Co., Ltd. Class A (b)	7,600	17,218
Yunnan Baiyao Group Co., Ltd. Class A	4,299	65,023
Yunnan Energy New Material Co., Ltd. Class A	2,700	116,951
Yutong Bus Co., Ltd. Class A	9,300	16,326
Zai Lab, Ltd. ADR (b)	7,974	840,380
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,900	111,104
Zhaojin Mining Industry Co., Ltd. Class H (d)	125,500	88,357
Zhefu Holding Group Co., Ltd. Class A	13,200	15,462
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	18,800	21,514
Zhejiang China Commodities City Group Co., Ltd. Class A	13,400	9,726
Zhejiang Chint Electrics Co., Ltd. Class A	6,900	60,108
Zhejiang Dahua Technology Co., Ltd. Class A	12,000	43,830

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Zhejiang Dingli Machinery Co., Ltd. Class A	1,960	$21,418
Zhejiang Expressway Co., Ltd. Class H (d)	180,000	148,446
Zhejiang HangKe Technology, Inc. Co. Class A	1,724	21,920
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	5,830	15,970
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,600	73,412
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	6,000	59,581
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	2,000	17,018
Zhejiang Juhua Co., Ltd. Class A	8,700	20,014
Zhejiang Longsheng Group Co., Ltd. Class A	7,400	15,456
Zhejiang NHU Co., Ltd. Class A	6,480	26,834
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	12,690	44,711
Zhejiang Satellite Petrochemical Co., Ltd. Class A	4,200	25,198
Zhejiang Supor Co., Ltd. Class A	1,300	9,400
Zhejiang Weixing New Building Materials Co., Ltd. Class A	5,100	13,309
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	8,153
Zhenro Properties Group, Ltd.	162,000	88,443
Zheshang Securities Co., Ltd. Class A (b)	11,100	21,361
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	50,200	205,544
Zhongji Innolight Co., Ltd. Class A	2,200	11,826
Zhongjin Gold Corp., Ltd. Class A	14,600	18,905
Zhongsheng Group Holdings, Ltd.	60,500	484,981
Zhongtai Securities Co., Ltd. Class A	23,600	34,757
Zhuzhou CRRC Times Electric Co. Class H (b)	56,800	260,238
Zhuzhou Kibing Group Co., Ltd. Class A	6,600	17,503
Zijin Mining Group Co., Ltd. Class A	67,300	104,404
Zijin Mining Group Co., Ltd. Class H	614,000	745,680
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	28,400	36,209
Security Description	Shares	Value
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	147,600	$131,526
ZTE Corp. Class A	13,800	70,602
ZTE Corp. Class H	87,000	285,462
ZTO Express Cayman, Inc. ADR	45,900	1,407,294
		263,173,300
COLOMBIA — 0.2%
Bancolombia SA	26,609	230,076
Bancolombia SA Preference Shares	47,013	406,993
Ecopetrol SA	511,322	366,731
Grupo de Inversiones Suramericana SA	24,484	137,452
Interconexion Electrica SA ESP	47,764	284,434
		1,425,686
CZECH REPUBLIC — 0.1%
CEZ A/S	17,162	559,190
Komercni banka A/S (b)	8,111	328,586
Moneta Money Bank A/S (b)(c)	36,126	145,795
		1,033,571
EGYPT — 0.1%
Commercial International Bank Egypt SAE (b)	177,244	479,501
Eastern Co SAE	120,063	93,484
Fawry for Banking & Payment Technology Services SAE (b)	51,729	46,760
		619,745
GREECE — 0.2%
Alpha Services & Holdings SA (b)	237,760	298,426
Eurobank Ergasias Services & Holdings SA Class A (b)	278,256	259,165
FF Group (b)(e)	3,869	—
Hellenic Telecommunications Organization SA	24,023	451,175
JUMBO SA	11,960	194,842
OPAP SA	21,781	337,145
		1,540,753
HONG KONG — 0.2%
Alibaba Pictures Group, Ltd. (b)(d)	1,275,900	143,946
China Huishan Dairy Holdings Co., Ltd. (b)(d)(e)	406,100	—
China Youzan, Ltd. (b)	1,500,000	187,532
Huabao International Holdings, Ltd. (d)	95,000	185,572
Kingboard Laminates Holdings, Ltd.	107,300	175,389
Nine Dragons Paper Holdings, Ltd.	180,000	219,713
Sino Biopharmaceutical, Ltd.	1,094,000	907,741

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SSY Group, Ltd.	138,000	$74,324
Vinda International Holdings, Ltd. (d)	38,000	112,272
		2,006,489
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	43,535	362,055
OTP Bank Nyrt (b)	23,581	1,381,223
Richter Gedeon Nyrt	14,593	399,491
		2,142,769
INDIA — 11.6%
ACC, Ltd.	7,842	237,282
Adani Enterprises, Ltd.	28,705	565,985
Adani Green Energy, Ltd. (b)	41,442	639,326
Adani Ports & Special Economic Zone, Ltd.	53,290	527,669
Adani Total Gas, Ltd.	28,705	550,356
Adani Transmission, Ltd. (b)	28,705	599,877
Ambuja Cements, Ltd.	72,556	389,927
Apollo Hospitals Enterprise, Ltd.	10,508	632,382
Asian Paints, Ltd.	40,495	1,765,211
Aurobindo Pharma, Ltd.	31,266	304,150
Avenue Supermarts, Ltd. (b)(c)	17,161	979,597
Axis Bank, Ltd. (b)	240,677	2,467,390
Bajaj Auto, Ltd.	7,304	376,320
Bajaj Finance, Ltd.	28,704	2,953,594
Bajaj Finserv, Ltd.	4,040	965,770
Balkrishna Industries, Ltd.	9,082	308,697
Bandhan Bank, Ltd. (c)	69,077	261,579
Berger Paints India, Ltd.	25,564	277,868
Bharat Electronics, Ltd.	129,506	352,235
Bharat Forge, Ltd.	25,984	256,820
Bharat Petroleum Corp., Ltd.	91,461	530,291
Bharti Airtel, Ltd.	260,663	2,409,575
Biocon, Ltd. (b)	47,309	230,741
Britannia Industries, Ltd.	11,310	600,548
Cholamandalam Investment & Finance Co., Ltd.	43,596	329,111
Cipla, Ltd.	50,517	667,898
Coal India, Ltd.	164,217	408,082
Colgate-Palmolive India, Ltd.	12,712	285,210
Container Corp. Of India, Ltd.	26,659	251,645
Dabur India, Ltd.	64,582	535,890
Divi's Laboratories, Ltd.	14,162	914,373
DLF, Ltd.	65,554	365,512
Dr Reddy's Laboratories, Ltd.	12,153	797,238
Eicher Motors, Ltd.	14,298	534,845
GAIL India, Ltd.	166,613	354,924
Godrej Consumer Products, Ltd. (b)	37,362	516,802
Grasim Industries, Ltd.	27,480	615,639
Havells India, Ltd.	26,253	482,598
HCL Technologies, Ltd.	114,544	1,964,595
HDFC Asset Management Co., Ltd. (c)	5,710	222,838
Security Description	Shares	Value
HDFC Life Insurance Co., Ltd. (c)	85,417	$829,359
Hero MotoCorp, Ltd.	12,515	477,252
Hindalco Industries, Ltd.	165,749	1,084,924
Hindustan Petroleum Corp., Ltd.	67,565	272,367
Hindustan Unilever, Ltd.	86,895	3,159,692
Housing Development Finance Corp., Ltd.	181,540	6,709,334
ICICI Bank, Ltd.	542,702	5,099,614
ICICI Lombard General Insurance Co., Ltd. (c)	23,256	496,705
ICICI Prudential Life Insurance Co., Ltd. (c)	38,573	348,240
Indian Oil Corp., Ltd.	195,646	328,320
Indraprastha Gas, Ltd.	28,279	202,463
Indus Towers, Ltd.	72,232	298,589
Info Edge India, Ltd.	8,162	704,495
Infosys, Ltd.	360,993	8,093,544
InterGlobe Aviation, Ltd. (b)(c)	10,843	294,645
Ipca Laboratories, Ltd.	7,284	235,750
ITC, Ltd.	313,023	992,455
JSW Steel, Ltd.	90,423	807,867
Jubilant Foodworks, Ltd.	8,449	458,786
Kotak Mahindra Bank, Ltd.	58,603	1,577,149
Larsen & Toubro Infotech, Ltd. (c)	5,821	450,104
Larsen & Toubro, Ltd.	72,654	1,661,828
Lupin, Ltd.	24,422	311,744
Mahindra & Mahindra, Ltd.	92,886	1,000,260
Marico, Ltd.	55,128	406,777
Maruti Suzuki India, Ltd.	14,358	1,416,184
Motherson Sumi Systems, Ltd.	134,073	405,872
MRF, Ltd.	216	230,037
Muthoot Finance, Ltd.	12,565	244,444
Nestle India, Ltd.	3,601	940,865
NTPC, Ltd.	517,853	986,297
Oil & Natural Gas Corp., Ltd.	267,372	516,908
Page Industries, Ltd.	584	248,747
Petronet LNG, Ltd.	80,105	256,692
PI Industries, Ltd.	8,712	372,028
Pidilite Industries, Ltd.	16,216	519,268
Piramal Enterprises, Ltd.	10,828	376,471
Power Grid Corp. of India, Ltd.	331,300	844,740
REC, Ltd.	95,370	201,840
Reliance Industries, Ltd.	302,048	10,222,749
SBI Cards & Payment Services, Ltd. (b)	24,238	334,287
SBI Life Insurance Co., Ltd. (c)	46,985	768,686
Shree Cement, Ltd.	1,137	442,096
Shriram Transport Finance Co., Ltd.	21,639	376,384
Siemens, Ltd.	7,799	223,190
State Bank of India	188,087	1,140,153
Sun Pharmaceutical Industries, Ltd.	89,648	986,540

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Tata Consultancy Services, Ltd.	97,994	$4,966,165
Tata Consumer Products, Ltd.	63,765	696,860
Tata Motors, Ltd. ADR (b)(d)	541	12,124
Tata Motors, Ltd. (b)	170,615	758,275
Tata Steel, Ltd.	72,257	1,243,480
Tata Steel, Ltd. GDR	4,114	71,584
Tech Mahindra, Ltd.	66,297	1,227,424
Titan Co., Ltd.	37,624	1,091,960
Torrent Pharmaceuticals, Ltd.	5,408	224,078
Trent, Ltd.	18,928	260,553
UltraTech Cement, Ltd.	10,702	1,061,916
United Spirits, Ltd. (b)	31,592	361,456
UPL, Ltd.	51,848	492,845
Vedanta, Ltd.	118,455	455,706
Wipro, Ltd. ADR	119	1,051
Wipro, Ltd.	144,119	1,224,205
Yes Bank, Ltd. (b)	1,132,489	190,266
		101,127,079
INDONESIA — 1.3%
Adaro Energy Tbk PT	1,405,700	171,837
Aneka Tambang Tbk	827,600	131,126
Astra International Tbk PT	2,121,700	810,082
Bank Central Asia Tbk PT	1,170,100	2,850,032
Bank Mandiri Persero Tbk PT	1,954,600	835,370
Bank Negara Indonesia Persero Tbk PT	803,100	298,982
Bank Rakyat Indonesia Persero Tbk PT	7,206,313	1,920,819
Barito Pacific Tbk PT	2,937,300	196,764
Charoen Pokphand Indonesia Tbk PT	787,800	351,673
Gudang Garam Tbk PT	48,300	109,486
Indah Kiat Pulp & Paper Tbk PT	276,900	164,633
Indocement Tunggal Prakarsa Tbk PT	153,700	111,908
Indofood CBP Sukses Makmur Tbk PT	254,900	148,450
Indofood Sukses Makmur Tbk PT	458,700	202,936
Kalbe Farma Tbk PT	2,262,700	225,475
Merdeka Copper Gold Tbk PT (b)	1,134,800	198,610
Sarana Menara Nusantara Tbk PT	2,462,100	226,920
Semen Indonesia Persero Tbk PT	315,700	179,424
Telkom Indonesia Persero Tbk PT	5,232,600	1,339,890
Tower Bersama Infrastructure Tbk PT	800,900	165,031
Unilever Indonesia Tbk PT	818,700	225,789
United Tractors Tbk PT	176,200	317,058
		11,182,295
Security Description	Shares	Value
KUWAIT — 0.6%
Agility Public Warehousing Co. KSC	130,059	$423,568
Boubyan Bank KSCP (b)	118,479	301,697
Kuwait Finance House KSCP	488,913	1,332,515
Mabanee Co. KPSC	63,148	160,972
Mobile Telecommunications Co. KSCP	229,285	454,545
National Bank of Kuwait SAKP	718,601	2,270,646
		4,943,943
LUXEMBOURG — 0.0% (a)
Reinet Investments SCA	14,692	276,477
MALAYSIA — 1.3%
AMMB Holdings Bhd (b)	191,600	145,536
Axiata Group Bhd	286,093	266,078
CIMB Group Holdings Bhd	681,801	775,336
Dialog Group Bhd	405,400	230,862
DiGi.Com Bhd	322,200	341,183
Fraser & Neave Holdings Bhd	14,200	90,487
Genting Bhd	230,500	277,492
Genting Malaysia Bhd	315,400	225,318
HAP Seng Consolidated Bhd	65,900	124,528
Hartalega Holdings Bhd	183,100	268,975
Hong Leong Bank Bhd	69,600	314,210
Hong Leong Financial Group Bhd	26,800	117,148
IHH Healthcare Bhd	187,500	300,072
IOI Corp. Bhd	270,500	243,589
Kossan Rubber Industries	134,000	73,938
Kuala Lumpur Kepong Bhd	47,112	226,417
Malayan Banking Bhd	426,936	820,933
Malaysia Airports Holdings Bhd (b)	115,900	190,605
Maxis Bhd	242,500	271,665
MISC Bhd	141,800	233,009
Nestle Malaysia Bhd	7,500	237,912
Petronas Chemicals Group Bhd	248,800	517,033
Petronas Dagangan Bhd	29,200	132,998
Petronas Gas Bhd	84,200	338,288
PPB Group Bhd	68,320	299,619
Press Metal Aluminium Holdings Bhd	344,000	471,649
Public Bank Bhd	1,537,300	1,494,521
QL Resources Bhd	122,700	157,680
RHB Bank Bhd	187,137	243,329
Sime Darby Bhd	271,469	147,196
Sime Darby Plantation Bhd	174,936	149,593
Supermax Corp. Bhd	162,533	92,787
Telekom Malaysia Bhd	122,400	166,542
Tenaga Nasional Bhd	239,100	551,775
Top Glove Corp. Bhd	550,600	378,772
Westports Holdings Bhd	98,400	105,768
		11,022,843

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MEXICO — 1.8%
America Movil SAB de CV Series L	3,626,721	$3,223,438
Arca Continental SAB de CV	48,600	297,781
Becle SAB de CV	56,500	123,261
Cemex SAB de CV Series CPO (b)	1,603,217	1,161,961
Coca-Cola Femsa SAB de CV	56,045	317,319
Fibra Uno Administracion SA de CV REIT	335,558	382,197
Fomento Economico Mexicano SAB de CV	205,280	1,790,861
Gruma SAB de CV Class B	22,795	262,185
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	41,300	482,445
Grupo Aeroportuario del Sureste SAB de CV Class B	22,045	413,945
Grupo Bimbo SAB de CV Class A	166,915	471,549
Grupo Carso SAB de CV Series A1	53,700	184,824
Grupo Financiero Banorte SAB de CV Series O	273,903	1,767,447
Grupo Financiero Inbursa SAB de CV Series O (b)	254,026	239,133
Grupo Mexico SAB de CV Class B	327,836	1,314,727
Grupo Televisa SAB Series CPO	250,929	555,978
Industrias Penoles SAB de CV (b)	14,495	171,658
Kimberly-Clark de Mexico SAB de CV Class A	162,389	268,666
Megacable Holdings SAB de CV	37,300	114,563
Orbia Advance Corp. SAB de CV	110,910	285,636
Promotora y Operadora de Infraestructura SAB de CV	24,150	168,190
Telesites SAB de CV (b)(d)	143,900	125,377
Wal-Mart de Mexico SAB de CV	552,794	1,886,999
		16,010,140
PAKISTAN — 0.0% (a)
Habib Bank, Ltd.	66,000	42,391
Lucky Cement, Ltd. (b)	13,064	55,350
MCB Bank, Ltd.	48,800	43,194
		140,935
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b)(d)	23,400	158,184
Credicorp, Ltd.	7,100	787,674
Southern Copper Corp.	8,867	497,793
		1,443,651
Security Description	Shares	Value
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	216,340	$206,119
Ayala Corp.	29,505	472,566
Ayala Land, Inc.	844,400	554,546
Bank of the Philippine Islands	192,629	307,580
BDO Unibank, Inc.	205,299	444,649
Globe Telecom, Inc.	2,695	157,653
GT Capital Holdings, Inc.	12,002	119,549
International Container Terminal Services, Inc.	107,620	411,408
JG Summit Holdings, Inc.	313,320	399,251
Jollibee Foods Corp.	47,570	191,175
Manila Electric Co.	26,550	154,664
Metro Pacific Investments Corp.	1,239,000	88,337
Metropolitan Bank & Trust Co.	199,887	170,922
PLDT, Inc.	8,106	266,969
SM Investments Corp.	25,180	488,692
SM Prime Holdings, Inc.	1,055,200	674,782
Universal Robina Corp.	99,000	263,754
		5,372,616
POLAND — 0.7%
Allegro.eu SA (b)(c)	37,329	543,779
Bank Polska Kasa Opieki SA	19,437	503,207
CCC SA (b)	244	7,433
CD Projekt SA	7,490	361,686
Cyfrowy Polsat SA	29,925	268,110
Dino Polska SA (b)(c)	5,066	423,777
KGHM Polska Miedz SA	14,579	575,154
LPP SA	116	432,307
Orange Polska SA (b)	76,094	153,865
PGE Polska Grupa Energetyczna SA (b)	87,427	195,684
Polski Koncern Naftowy ORLEN SA	31,744	654,999
Polskie Gornictwo Naftowe i Gazownictwo SA	181,342	295,170
Powszechna Kasa Oszczednosci Bank Polski SA (b)	92,724	983,201
Powszechny Zaklad Ubezpieczen SA	64,088	587,166
Santander Bank Polska SA (b)	3,855	291,412
		6,276,950
QATAR — 0.7%
Barwa Real Estate Co.	193,205	166,711
Commercial Bank PQSC	205,664	347,330
Industries Qatar QSC	159,976	678,833
Masraf Al Rayan QSC	384,196	472,621
Mesaieed Petrochemical Holding Co.	457,674	282,467
Ooredoo QSC	84,086	169,488
Qatar Electricity & Water Co. QSC	50,210	233,468
Qatar Fuel QSC	50,701	249,815
Qatar Gas Transport Co., Ltd.	266,853	226,763

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Qatar International Islamic Bank QSC	82,218	$219,534
Qatar Islamic Bank SAQ	122,766	615,347
Qatar National Bank QPSC	475,873	2,502,875
		6,165,252
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	44,009	305,796
RUSSIA — 3.7%
Alrosa PJSC (b)	266,447	486,366
Gazprom PJSC	1,254,028	6,233,527
Inter Rao Use PJSC	4,077,928	260,555
LUKOIL PJSC	43,684	4,153,236
Magnit PJSC	7,202	601,956
Mail.Ru Group, Ltd. GDR (b)	12,460	255,662
MMC Norilsk Nickel PJSC	6,678	1,998,675
Mobile TeleSystems PJSC ADR	41,694	401,930
Mobile TeleSystems PJSC	13,301	60,232
Moscow Exchange MICEX (b)	152,801	365,140
Novatek PJSC GDR	600	157,095
Novatek PJSC	91,850	2,425,946
Novolipetskiy Steel PJSC (b)	156,423	466,185
Ozon Holdings PLC ADR (b)	5,395	272,178
PhosAgro PJSC GDR	14,306	318,738
Polymetal International PLC	37,079	626,940
Polyus PJSC (b)	3,565	585,897
Rosneft Oil Co. PJSC	124,366	1,051,861
Sberbank of Russia PJSC	1,143,744	5,345,591
Severstal PAO	21,864	457,256
Surgutneftegas PJSC Preference Shares	721,300	398,828
Surgutneftegas PJSC	774,400	389,780
Tatneft PJSC	147,846	1,074,542
TCS Group Holding PLC GDR	12,637	1,149,101
VTB Bank PJSC	351,600,000	251,042
X5 Retail Group NV GDR	12,785	412,934
Yandex NV Class A (b)(d)(f)	30,984	2,469,115
Yandex NV Class A (b)(f)	1,274	101,724
		32,772,032
SAUDI ARABIA — 3.2%
Abdullah Al Othaim Markets Co.	4,958	148,844
Advanced Petrochemical Co.	11,368	226,548
Al Rajhi Bank	129,405	4,216,102
Alinma Bank	102,357	653,288
Almarai Co. JSC	26,528	409,679
Arab National Bank	63,682	389,363
Bank AlBilad (b)	37,987	412,783
Bank Al-Jazira	43,091	210,777
Banque Saudi Fransi	61,969	688,967
Bupa Arabia for Cooperative Insurance Co.	6,239	248,183
Co. for Cooperative Insurance	6,432	148,337
Dar Al Arkan Real Estate Development Co. (b)	51,903	141,992
Security Description	Shares	Value
Dr Sulaiman Al Habib Medical Services Group Co.	5,600	$259,450
Emaar Economic City (b)	43,855	155,510
Etihad Etisalat Co.	39,111	325,343
Jarir Marketing Co.	6,094	340,075
Mobile Telecommunications Co. (b)	47,124	175,897
Mouwasat Medical Services Co.	4,949	238,015
National Industrialization Co. (b)	34,083	211,665
National Petrochemical Co.	12,120	161,570
Rabigh Refining & Petrochemical Co. (b)	25,187	186,896
Riyad Bank	142,305	1,024,405
SABIC Agri-Nutrients Co.	22,709	1,043,694
Sahara International Petrochemical Co.	38,616	448,683
Saudi Arabian Mining Co. (b)	45,430	1,010,831
Saudi Arabian Oil Co. (c)	231,380	2,218,948
Saudi Basic Industries Corp.	95,107	3,213,952
Saudi British Bank	86,748	766,709
Saudi Cement Co.	7,316	122,496
Saudi Electricity Co.	88,316	631,169
Saudi Industrial Investment Group	23,681	256,270
Saudi Kayan Petrochemical Co. (b)	76,063	413,755
Saudi National Bank	231,821	3,794,974
Saudi Telecom Co.	63,097	2,136,486
Savola Group	27,169	271,639
Yanbu National Petrochemical Co.	26,503	501,001
		27,804,296
SINGAPORE — 0.0% (a)
BOC Aviation, Ltd. (c)	22,100	184,403
SOUTH AFRICA — 2.9%
Absa Group, Ltd.	77,088	780,781
African Rainbow Minerals, Ltd. (d)	11,695	149,410
Anglo American Platinum, Ltd.	5,522	478,761
Aspen Pharmacare Holdings, Ltd. (d)	41,118	740,452
Bid Corp., Ltd. (b)	35,588	763,114
Bidvest Group, Ltd. (d)	29,915	389,720
Capitec Bank Holdings, Ltd.	8,574	1,036,688
Clicks Group, Ltd.	25,699	474,351
Discovery, Ltd. (b)	45,179	413,189
Exxaro Resources, Ltd. (d)	26,069	279,022
FirstRand, Ltd.	532,630	2,283,813
Gold Fields, Ltd.	94,176	772,668
Growthpoint Properties, Ltd. REIT	365,537	347,436
Harmony Gold Mining Co., Ltd.	57,323	178,554
Impala Platinum Holdings, Ltd. (d)	84,900	957,685

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Kumba Iron Ore, Ltd.	6,835	$224,768
Mr. Price Group, Ltd.	26,465	353,957
MTN Group, Ltd. (b)	179,055	1,683,338
MultiChoice Group, Ltd.	40,163	304,780
Naspers, Ltd. Class N	23,005	3,805,735
Nedbank Group, Ltd.	40,402	470,108
Northam Platinum Holdings, Ltd. (b)	37,255	444,039
Old Mutual, Ltd.	500,842	551,609
Rand Merchant Investment Holdings, Ltd. (d)	82,441	206,034
Remgro, Ltd.	56,899	513,774
Sanlam, Ltd.	202,219	859,145
Sasol, Ltd. (b)	59,790	1,134,303
Shoprite Holdings, Ltd. (d)	53,170	631,714
Sibanye Stillwater, Ltd.	297,487	904,350
SPAR Group, Ltd.	20,580	268,682
Standard Bank Group, Ltd.	136,452	1,293,304
Tiger Brands, Ltd.	17,835	221,998
Vodacom Group, Ltd.	66,980	641,263
Woolworths Holdings, Ltd. (d)	106,029	413,550
		24,972,095
SOUTH KOREA — 11.9%
Alteogen, Inc. (b)	2,860	173,479
Amorepacific Corp.	3,357	502,138
AMOREPACIFIC Group	3,081	126,559
BGF retail Co., Ltd.	940	134,284
Celltrion Healthcare Co., Ltd. (b)	9,018	824,869
Celltrion Pharm, Inc. (b)	1,718	210,325
Celltrion, Inc. (b)	10,248	2,226,063
Cheil Worldwide, Inc.	8,082	154,364
CJ CheilJedang Corp.	889	305,880
CJ Corp.	1,473	121,750
CJ ENM Co., Ltd.	1,167	147,878
CJ Logistics Corp. (b)	922	118,607
Coway Co., Ltd.	5,985	373,563
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (b)	4,419	98,946
DB Insurance Co., Ltd.	5,288	282,927
Doosan Bobcat, Inc. (b)	5,233	174,473
Doosan Heavy Industries & Construction Co., Ltd. (b)	28,071	483,129
Douzone Bizon Co., Ltd.	2,048	164,524
Ecopro BM Co., Ltd.	1,165	452,323
E-MART, Inc.	2,061	283,727
Fila Holdings Corp.	5,212	185,837
Green Cross Corp.	590	163,668
GS Engineering & Construction Corp.	6,831	243,328
GS Holdings Corp.	4,692	175,155
Hana Financial Group, Inc.	31,727	1,233,285
Hankook Tire & Technology Co., Ltd.	7,658	277,521
Hanmi Pharm Co., Ltd.	669	154,490
Hanon Systems	19,447	254,704
Security Description	Shares	Value
Hanwha Solutions Corp. (b)	13,174	$491,207
HLB, Inc. (b)	9,396	445,690
HMM Co., Ltd. (b)	27,668	780,408
Hotel Shilla Co., Ltd.	3,434	248,965
HYBE Co., Ltd. (b)	1,448	361,333
Hyundai Construction Equipment Co., Ltd. (b)	4	137
Hyundai Engineering & Construction Co., Ltd.	8,274	354,011
Hyundai Glovis Co., Ltd.	2,034	281,707
Hyundai Heavy Industries Holdings Co., Ltd.	5,077	274,923
Hyundai Mobis Co., Ltd.	7,006	1,478,392
Hyundai Motor Co.	14,741	2,453,866
Hyundai Motor Co. Preference Shares (f)	3,991	318,035
Hyundai Motor Co. Preference Shares (f)	2,436	196,124
Hyundai Steel Co.	9,203	361,385
Industrial Bank of Korea	28,223	248,667
Kakao Corp.	32,830	3,228,769
KakaoBank Corp. (b)	5,350	309,071
Kangwon Land, Inc. (b)	10,535	253,123
KB Financial Group, Inc.	41,690	1,938,897
Kia Corp.	27,804	1,877,785
Korea Aerospace Industries, Ltd.	7,851	216,329
Korea Electric Power Corp.	26,904	532,560
Korea Investment Holdings Co., Ltd.	4,535	325,894
Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	4,025	342,059
Korea Zinc Co., Ltd.	918	387,288
Korean Air Lines Co., Ltd. (b)	18,212	512,809
KT&G Corp.	12,469	853,048
Kumho Petrochemical Co., Ltd.	1,984	311,644
LG Chem, Ltd.	4,849	3,144,917
LG Chem, Ltd. Preference Shares	803	252,388
LG Corp.	9,186	715,130
LG Display Co., Ltd. (b)(d)	24,281	383,147
LG Electronics, Inc.	11,199	1,190,477
LG Household & Health Care, Ltd.	987	1,112,765
LG Household & Health Care, Ltd. Preference Shares	207	111,842
LG Innotek Co., Ltd.	1,532	265,725
LG Uplus Corp.	22,246	279,648
Lotte Chemical Corp.	1,819	366,118
Lotte Shopping Co., Ltd.	1,080	92,379
Meritz Securities Co., Ltd.	32,075	132,929
Mirae Asset Securities Co., Ltd.	31,312	225,813
NAVER Corp.	13,013	4,222,289
NCSoft Corp.	1,759	891,028
Netmarble Corp. (c)	2,279	224,954
NH Investment & Securities Co., Ltd.	14,694	158,226

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Orion Corp/Republic of Korea	2,607	$256,889
Pan Ocean Co., Ltd.	26,995	169,465
Pearl Abyss Corp. (b)	3,045	205,598
POSCO	7,817	2,152,478
POSCO Chemtech Co., Ltd.	3,235	476,021
S-1 Corp.	2,014	142,205
Samsung Biologics Co., Ltd. (b)(c)	1,741	1,277,533
Samsung C&T Corp.	8,973	924,753
Samsung Electro-Mechanics Co., Ltd.	5,983	885,344
Samsung Electronics Co., Ltd. Preference Shares	87,193	5,086,724
Samsung Electronics Co., Ltd.	505,372	31,330,335
Samsung Engineering Co., Ltd. (b)	16,760	356,701
Samsung Fire & Marine Insurance Co., Ltd.	3,264	644,953
Samsung Heavy Industries Co., Ltd. (b)	50,181	261,255
Samsung Life Insurance Co., Ltd.	7,304	448,080
Samsung SDI Co., Ltd.	5,812	3,468,136
Samsung SDS Co., Ltd.	3,635	487,717
Samsung Securities Co., Ltd.	6,526	260,688
Seegene, Inc.	3,890	197,260
Shin Poong Pharmaceutical Co., Ltd. (d)	3,319	158,081
Shinhan Financial Group Co., Ltd.	46,220	1,561,292
Shinsegae, Inc.	796	175,353
SK Biopharmaceuticals Co., Ltd. (b)	2,912	248,619
SK Bioscience Co., Ltd. (b)(d)	2,024	462,409
SK Chemicals Co., Ltd.	857	203,205
SK Hynix, Inc.	57,857	4,952,924
SK IE Technology Co., Ltd. (b)(c)	1,453	275,497
SK Innovation Co., Ltd. (b)	5,387	1,186,004
SK Telecom Co., Ltd. (b)	883	239,837
SK, Inc.	3,306	738,683
SKC Co., Ltd.	2,221	310,579
S-Oil Corp.	4,663	428,276
Woori Financial Group, Inc.	53,107	518,333
Yuhan Corp.	5,235	270,292
		103,963,216
TAIWAN — 13.8%
Accton Technology Corp.	53,000	499,502
Acer, Inc.	305,000	268,756
Advantech Co., Ltd.	42,002	547,372
ASE Technology Holding Co., Ltd.	347,307	1,343,666
Asia Cement Corp.	227,000	369,383
ASMedia Technology, Inc.	3,000	177,203
Asustek Computer, Inc.	74,000	859,450
AU Optronics Corp.	854,000	535,398
Security Description	Shares	Value
Catcher Technology Co., Ltd.	72,000	$430,395
Cathay Financial Holding Co., Ltd.	834,087	1,719,706
Chailease Holding Co., Ltd.	138,297	1,214,537
Chang Hwa Commercial Bank, Ltd.	450,413	265,208
Cheng Shin Rubber Industry Co., Ltd.	182,000	230,890
China Development Financial Holding Corp.	1,423,000	719,648
China Life Insurance Co., Ltd.	197,869	205,062
China Steel Corp.	1,246,000	1,612,355
Chunghwa Telecom Co., Ltd.	401,000	1,588,568
Compal Electronics, Inc.	441,000	371,783
CTBC Financial Holding Co., Ltd.	1,955,040	1,599,985
Delta Electronics, Inc.	205,000	1,836,834
E.Sun Financial Holding Co., Ltd.	1,270,618	1,195,670
Eclat Textile Co., Ltd.	20,550	445,401
Evergreen Marine Corp. Taiwan, Ltd.	268,252	1,191,724
Far Eastern New Century Corp.	317,000	337,562
Far EasTone Telecommunications Co., Ltd.	166,000	366,080
Feng TAY Enterprise Co., Ltd.	45,361	348,621
First Financial Holding Co., Ltd.	1,107,954	894,980
Formosa Chemicals & Fibre Corp.	373,000	1,115,908
Formosa Petrochemical Corp.	124,000	439,104
Formosa Plastics Corp.	403,000	1,629,313
Foxconn Technology Co., Ltd.	94,830	237,155
Fubon Financial Holding Co., Ltd.	804,400	2,198,291
Giant Manufacturing Co., Ltd.	32,000	362,816
Globalwafers Co., Ltd.	23,000	648,830
Hiwin Technologies Corp.	29,582	326,553
Hon Hai Precision Industry Co., Ltd.	1,321,800	4,933,766
Hotai Motor Co., Ltd.	32,000	667,453
Hua Nan Financial Holdings Co., Ltd.	908,965	663,580
Innolux Corp.	962,000	579,042
Inventec Corp.	279,000	257,058
Largan Precision Co., Ltd.	11,000	857,011
Lite-On Technology Corp.	219,958	490,228
MediaTek, Inc.	160,000	5,149,996
Mega Financial Holding Co., Ltd.	1,152,000	1,321,930
Micro-Star International Co., Ltd.	72,000	332,076
momo.com, Inc.	5,000	289,782
Nan Ya Plastics Corp.	544,000	1,778,258
Nan Ya Printed Circuit Board Corp.	24,000	369,442

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Nanya Technology Corp.	128,000	$298,893
Nien Made Enterprise Co., Ltd.	17,000	240,468
Novatek Microelectronics Corp.	61,000	886,258
Oneness Biotech Co., Ltd. (b)	24,000	158,521
Pegatron Corp.	212,000	507,722
Phison Electronics Corp.	16,000	214,016
Pou Chen Corp.	242,000	291,572
Powertech Technology, Inc.	75,000	279,043
President Chain Store Corp.	61,000	612,141
Quanta Computer, Inc.	289,000	799,755
Realtek Semiconductor Corp.	49,000	863,277
Ruentex Development Co., Ltd.	134,064	274,703
Shanghai Commercial & Savings Bank, Ltd.	374,736	595,465
Shin Kong Financial Holding Co., Ltd.	1,212,741	402,969
SinoPac Financial Holdings Co., Ltd.	1,059,457	526,372
Synnex Technology International Corp.	137,700	256,433
Taishin Financial Holding Co., Ltd.	1,131,363	732,406
Taiwan Cement Corp.	530,085	965,420
Taiwan Cooperative Financial Holding Co., Ltd.	993,864	785,857
Taiwan High Speed Rail Corp.	206,000	218,539
Taiwan Mobile Co., Ltd.	172,000	610,030
Taiwan Semiconductor Manufacturing Co., Ltd.	2,606,000	53,897,509
Unimicron Technology Corp.	126,000	589,573
Uni-President Enterprises Corp.	510,000	1,246,004
United Microelectronics Corp.	1,247,000	2,826,636
Vanguard International Semiconductor Corp.	98,000	526,018
Walsin Technology Corp. (b)	35,000	189,661
Wan Hai Lines, Ltd.	63,800	461,166
Win Semiconductors Corp.	36,000	395,848
Winbond Electronics Corp.	320,000	300,057
Wistron Corp.	288,101	283,215
Wiwynn Corp.	9,000	278,692
WPG Holdings, Ltd.	174,880	302,946
Yageo Corp.	39,556	619,991
Yang Ming Marine Transport Corp. (b)	169,000	711,858
Yuanta Financial Holding Co., Ltd.	1,036,600	914,585
Zhen Ding Technology Holding, Ltd.	69,000	242,602
		120,129,552
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	43,570	698,665
THAILAND — 1.6%
Advanced Info Service PCL	124,200	719,468
Airports of Thailand PCL	447,400	806,603
Security Description	Shares	Value
Airports of Thailand PCL NVDR	10,500	$18,817
Asset World Corp. PCL (b)	866,500	119,341
B Grimm Power PCL	85,100	103,121
Bangkok Commercial Asset Management PCL	187,300	101,857
Bangkok Dusit Medical Services PCL Class F	995,500	670,826
Bangkok Expressway & Metro PCL	829,899	214,618
Berli Jucker PCL	128,600	125,426
BTS Group Holdings PCL NVDR	52,300	14,494
BTS Group Holdings PCL	795,184	220,917
Bumrungrad Hospital PCL	49,900	208,685
Carabao Group PCL Class F	30,300	107,463
Central Pattana PCL	214,600	336,155
Central Retail Corp. PCL	193,558	191,641
Charoen Pokphand Foods PCL	404,600	307,919
CP ALL PCL NVDR	8,800	16,450
CP ALL PCL	609,600	1,144,070
Delta Electronics Thailand PCL	33,200	461,179
Electricity Generating PCL	26,600	136,793
Energy Absolute PCL	157,619	285,331
Global Power Synergy PCL Class F	78,400	174,943
Gulf Energy Development PCL	302,660	371,225
Home Product Center PCL	655,700	263,559
Indorama Ventures PCL	180,400	237,263
Intouch Holdings PCL Class F	119,000	283,124
Krung Thai Bank PCL	368,300	119,737
Krungthai Card PCL	97,100	157,122
Land & Houses PCL	921,653	216,555
Minor International PCL (b)	344,586	320,806
Muangthai Capital PCL	74,900	128,947
Osotspa PCL	126,200	126,815
PTT Exploration & Production PCL	145,000	503,547
PTT Global Chemical PCL	239,100	446,965
PTT Oil & Retail Business PCL	313,200	254,559
PTT PCL	1,056,300	1,217,547
Ratch Group PCL	85,200	113,944
SCG Packaging PCL	131,300	234,776
Siam Cement PCL	81,379	966,879
Siam Cement PCL NVDR	1,300	15,387
Siam Commercial Bank PCL	93,600	337,497
Sri Trang Gloves Thailand PCL	101,400	93,653
Srisawad Corp. PCL	79,900	148,772
Thai Oil PCL	119,300	184,230
Thai Union Group PCL Class F	314,400	201,640
True Corp. PCL (d)	1,233,437	138,527
		13,569,193
TURKEY — 0.2%
Akbank T.A.S.	318,803	191,262
Aselsan Elektronik Sanayi Ve Ticaret A/S	80,550	137,268
BIM Birlesik Magazalar A/S	47,786	343,701

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	151,859	$279,923
Ford Otomotiv Sanayi A/S	6,952	130,757
KOC Holding A/S	82,839	210,915
Turkcell Iletisim Hizmetleri A/S	122,127	209,755
Turkiye Garanti Bankasi A/S	258,383	268,110
Turkiye Is Bankasi A/S Class C	168,086	97,748
Turkiye Petrol Rafinerileri AS (b)	13,756	179,056
Turkiye Sise ve Cam Fabrikalari A/S	147,597	136,063
		2,184,558
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	290,985	593,354
Abu Dhabi Islamic Bank PJSC	155,336	244,189
Abu Dhabi National Oil Co. for Distribution PJSC	266,765	302,123
Aldar Properties PJSC	411,014	454,306
Dubai Islamic Bank PJSC	188,314	252,868
Emaar Properties PJSC	362,927	401,131
Emirates NBD Bank PJSC	266,351	1,029,684
Emirates Telecommunications Group Co. PJSC	183,272	1,198,031
First Abu Dhabi Bank PJSC	459,393	2,223,706
		6,699,392
UNITED STATES — 0.2%
Globant SA (b)	4,200	1,180,242
JBS SA	93,000	632,698
		1,812,940
TOTAL COMMON STOCKS (Cost $564,502,252)		811,088,424

RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Bharti Airtel, Ltd. (expiring 10/21/21) (b)	18,618	38,452
SOUTH KOREA — 0.0% (a)
Hyundai Engineering & Construction Co., Ltd. (expiring 10/22/21) (b)	134	9,077
Samsung Heavy Industries Co., Ltd. (expiring 10/29/21) (b)	16,612	15,012
		24,089
TOTAL RIGHTS (Cost $0)		62,541
WARRANTS — 2.4%
CHINA — 1.0%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (b)	5,200	8,222,885
Security Description	Shares	Value
SWITZERLAND — 1.4%
UBS AG (expiring 11/26/27) (b)	3,600	$5,506,373
UBS AG (expiring 5/28/27) (b)	4,202	6,557,725
		12,064,098
THAILAND — 0.0% (a)
BTS Group Holdings PCL (expiring 07/21/22) (b)	79,518	1,880
BTS Group Holdings PCL (expiring 07/22/22) (b)	159,037	1,880
BTS Group Holdings PCL (expiring 09/05/22) (b)	39,759	1,974
Minor International PCL (expiring 2/15/24) (b)	10,409	1,231
Srisawad Corp. PCL (expiring 8/29/25) (b)	3,196	1,001
		7,966
TOTAL WARRANTS (Cost $15,894,439)		20,294,949
SHORT-TERM INVESTMENTS — 4.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (g) (h)	33,149,567	33,156,197
State Street Navigator Securities Lending Portfolio II (i) (j)	7,274,214	7,274,214
TOTAL SHORT-TERM INVESTMENTS (Cost $40,430,411)		40,430,411
TOTAL INVESTMENTS — 99.9% (Cost $620,827,102)		871,876,325
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,129,471
NET ASSETS — 100.0%		$873,005,796
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at September 30, 2021.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2021, total aggregate fair value of the securities is $136,285, representing less than 0.05% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

(h)	The rate shown is the annualized seven-day yield at September 30, 2021.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI Emerging Markets (long)	688	12/17/2021	$44,923,118	$42,848,640	$(2,074,478)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$190,057,610	$620,894,529	$136,285	$811,088,424
Rights	—	62,541	—	62,541
Warrants	4,206	20,290,743	—	20,294,949
Short-Term Investments	40,430,411	—	—	40,430,411
TOTAL INVESTMENTS	$230,492,227	$641,247,813	$136,285	$871,876,325
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,074,478)	—	—	(2,074,478)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,074,478)	$—	$—	$(2,074,478)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of September 30, 2021

Description	% of Net Assets
Financials	20.4%
Information Technology	19.4
Consumer Discretionary	13.9
Communication Services	9.9
Materials	8.0
TOTAL	71.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,695,321	$39,703,260	$156,485,556	$163,034,496	$2,435	$(558)	33,149,567	$33,156,197	$10,992
State Street Navigator Securities Lending Portfolio II	4,068,390	4,068,390	67,687,535	64,481,711	—	—	7,274,214	7,274,214	23,157
Total		$43,771,650	$224,173,091	$227,516,207	$2,435	$(558)		$40,430,411	$34,149
See accompanying notes to schedule of investments.

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.0%
UNITED STATES — 94.0%
State Street International Developed Equity Portfolio, (a) (Cost: $3,118,147,424)		$4,062,990,630
SHORT-TERM INVESTMENT — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (b)(c) (Cost $171,439,114)	171,404,833	171,439,114
TOTAL INVESTMENTS — 98.0% (Cost $3,289,586,538)		4,234,429,744
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		85,290,257
NET ASSETS — 100.0%		$4,319,720,001

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.

At September 30, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD735,439,719	EUR634,574,157	10/04/2021	$(6)
Bank of Montreal	USD312,096,201	GBP231,465,273	10/04/2021	84
Bank of Montreal	GBP225,985,273	USD311,037,542	10/04/2021	6,330,218
Bank of Montreal	EUR611,365,657	USD722,138,389	10/04/2021	13,596,166
Bank of Montreal	GBP231,465,273	USD312,107,311	11/02/2021	(1,180)
Bank of Montreal	EUR634,574,157	USD735,836,963	11/02/2021	(4,038)
Barclays Capital	USD3,970,106	DKK25,456,000	11/02/2021	(562)
Barclays Capital	USD4,765,354	SEK41,678,000	11/02/2021	(400)
Barclays Capital	ILS1,666,000	USD516,447	11/02/2021	(50)
Barclays Capital	NOK8,752,000	USD1,002,466	11/02/2021	73
BNP Paribas S.A.	USD437,609,017	CHF408,223,571	10/04/2021	—
BNP Paribas S.A.	USD118,503,696	DKK760,331,566	10/04/2021	—
BNP Paribas S.A.	USD130,037,328	HKD1,012,297,035	10/04/2021	251
BNP Paribas S.A.	USD16,248,833	ILS52,421,174	10/04/2021	—
BNP Paribas S.A.	USD27,955,268	NOK244,028,520	10/04/2021	—
BNP Paribas S.A.	USD9,961,835	NZD14,440,581	10/04/2021	3
BNP Paribas S.A.	USD165,733,925	SEK1,449,931,531	10/04/2021	—
BNP Paribas S.A.	USD44,233,426	SGD60,051,299	10/04/2021	—
BNP Paribas S.A.	USD305,651,603	AUD423,135,050	10/05/2021	101
BNP Paribas S.A.	AUD814,000	USD590,469	10/05/2021	2,476
BNP Paribas S.A.	SEK1,449,931,531	USD165,762,346	11/02/2021	(5,164)
BNP Paribas S.A.	HKD1,012,297,035	USD130,046,850	11/02/2021	(1,919)
BNP Paribas S.A.	NOK244,028,520	USD27,948,704	11/02/2021	(620)
BNP Paribas S.A.	NZD14,440,581	USD9,960,029	11/02/2021	(239)
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BNP Paribas S.A.	AUD423,135,050	USD305,681,223	11/02/2021	$(7,082)
BNP Paribas S.A.	DKK760,331,566	USD118,560,056	11/02/2021	(4,116)
BNP Paribas S.A.	CHF408,223,571	USD437,904,755	11/02/2021	(10,825)
BNP Paribas S.A.	ILS52,421,174	USD16,250,974	11/02/2021	(763)
BNP Paribas S.A.	SGD60,051,299	USD44,230,331	11/02/2021	(567)
Citibank N.A.	USD735,439,719	EUR634,574,157	10/04/2021	(6)
Citibank N.A.	USD312,096,202	GBP231,465,274	10/04/2021	84
Citibank N.A.	GBP225,985,274	USD311,035,510	10/04/2021	6,328,184
Citibank N.A.	EUR611,365,657	USD722,132,276	10/04/2021	13,590,052
Citibank N.A.	CHF805,000	USD871,492	10/04/2021	8,545
Citibank N.A.	AUD834,000	USD603,442	10/05/2021	1,002
Citibank N.A.	USD24,580,623	CHF22,913,000	11/02/2021	(1,054)
Citibank N.A.	GBP231,465,274	USD312,105,461	11/02/2021	(3,032)
Citibank N.A.	EUR634,574,157	USD735,829,982	11/02/2021	(11,019)
HSBC Bank USA	USD498,992,748	JPY55,675,115,805	10/04/2021	—
HSBC Bank USA	JPY54,702,097,805	USD498,061,530	10/04/2021	7,789,535
HSBC Bank USA	JPY55,675,115,805	USD499,088,025	11/02/2021	(2,840)
JP Morgan Chase Bank, N.A.	CHF13,884,000	USD15,168,002	10/04/2021	284,580
JP Morgan Chase Bank, N.A.	USD22,197,408	EUR19,142,000	11/02/2021	(682)
JP Morgan Chase Bank, N.A.	GBP2,039,000	USD2,749,457	11/02/2021	63
Morgan Stanley Bank, N.A.	USD498,992,748	JPY55,675,115,805	10/04/2021	—
Morgan Stanley Bank, N.A.	JPY54,702,097,805	USD498,025,254	10/04/2021	7,753,259
Morgan Stanley Bank, N.A.	JPY55,675,115,805	USD499,082,209	11/02/2021	(8,656)
Royal Bank of Canada	DKK34,131,000	USD5,420,062	10/04/2021	100,476
Royal Bank of Canada	ILS4,091,000	USD1,276,992	10/04/2021	8,917
Royal Bank of Canada	NOK14,313,000	USD1,644,325	10/04/2021	4,665
Royal Bank of Canada	SEK6,885,000	USD797,118	10/04/2021	10,131
Royal Bank of Canada	EUR2,443,000	USD2,866,638	10/04/2021	35,323
Royal Bank of Canada	GBP891,000	USD1,217,907	10/04/2021	16,527
Royal Bank of Canada	CHF785,000	USD846,036	10/04/2021	4,529
Royal Bank of Canada	GBP913,000	USD1,246,353	10/04/2021	15,309
Royal Bank of Canada	USD3,389,787	AUD4,692,000	11/02/2021	(114)
Royal Bank of Canada	USD9,616,080	HKD74,849,000	11/02/2021	(305)
Royal Bank of Canada	NZD894,000	USD616,636	11/02/2021	7
Royal Bank of Canada	SGD1,104,000	USD813,173	11/02/2021	20
Royal Bank of Canada	JPY10,247,688,000	USD91,865,982	11/02/2021	2,187
Societe Generale	JPY214,359,000	USD1,958,135	10/04/2021	36,925
Toronto Dominion Bank	JPY219,692,000	USD2,010,034	10/04/2021	41,027
UBS AG	GBP9,156,000	USD12,601,549	10/04/2021	256,053
UBS AG	EUR41,470,000	USD48,982,083	10/04/2021	920,427
UBS AG	EUR2,504,000	USD2,934,938	10/04/2021	32,928
Westpac Banking Corp.	JPY1,511,985,000	USD13,766,205	10/04/2021	214,917
Westpac Banking Corp.	HKD25,974,000	USD3,340,017	10/04/2021	3,451
Westpac Banking Corp.	SEK1,443,046,531	USD167,081,640	10/04/2021	2,134,702
Westpac Banking Corp.	HKD986,323,035	USD126,828,417	10/04/2021	127,404
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	CHF392,749,571	USD429,082,098	10/04/2021	$8,060,957
Westpac Banking Corp.	NOK229,715,520	USD26,388,341	10/04/2021	72,733
Westpac Banking Corp.	SGD60,051,299	USD44,641,334	10/04/2021	407,908
Westpac Banking Corp.	ILS48,330,174	USD15,086,914	10/04/2021	106,155
Westpac Banking Corp.	NZD14,440,581	USD10,163,743	10/04/2021	201,905
Westpac Banking Corp.	DKK726,200,566	USD115,328,969	10/04/2021	2,144,859
Westpac Banking Corp.	AUD6,289,000	USD4,597,058	10/05/2021	54,197
Westpac Banking Corp.	AUD415,198,050	USD303,503,131	10/05/2021	3,584,721
Total				$74,218,797

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At September 30, 2021, futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	2,376	12/17/2021	$278,611,569	$269,319,600	$(9,291,969)

The following table summarizes the value of the Funds’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,062,990,630	$—	$—	$4,062,990,630
Short-Term Investment	171,439,114	—	—	171,439,114
TOTAL INVESTMENTS	$4,234,429,744	$—	$—	$4,234,429,744
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	74,284,036	—	74,284,036
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$74,284,036	$—	$74,284,036
See accompanying notes to schedule of investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,234,429,744	$74,284,036	$—	$4,308,713,780
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(65,239)	—	(65,239)
Futures Contracts	(9,291,969)	—	—	(9,291,969)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(9,291,969)	$(65,239)	$—	$(9,357,208)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	115,888,798	$115,911,975	$376,691,592	$321,152,125	$1,744	$(14,072)	171,404,833	$171,439,114	$51,331
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 7.6%
Afterpay, Ltd. (a)	50,626	$4,394,488
AGL Energy, Ltd.	146,412	604,133
Ampol, Ltd.	61,856	1,233,466
APA Group Stapled Security	266,666	1,659,630
Aristocrat Leisure, Ltd.	139,103	4,622,244
ASX, Ltd.	47,300	2,728,634
Aurizon Holdings, Ltd.	422,789	1,143,726
AusNet Services, Ltd.	533,275	964,459
Australia & New Zealand Banking Group, Ltd.	672,737	13,499,067
BHP Group PLC	498,874	12,577,666
BHP Group, Ltd. (b)	703,300	18,768,048
BlueScope Steel, Ltd.	121,862	1,764,266
Brambles, Ltd.	344,056	2,643,407
Cochlear, Ltd.	15,354	2,400,334
Coles Group, Ltd.	324,433	3,937,613
Commonwealth Bank of Australia	421,124	31,225,831
Computershare, Ltd.	133,268	1,721,865
Crown Resorts, Ltd. (a)(b)	91,949	628,900
CSL, Ltd.	108,349	22,618,705
Dexus REIT	270,593	2,080,916
Domino's Pizza Enterprises, Ltd.	15,336	1,752,650
Endeavour Group, Ltd.	333,557	1,667,766
Evolution Mining, Ltd.	418,777	1,058,007
Fortescue Metals Group, Ltd.	410,252	4,366,383
Glencore PLC (a)	2,396,373	11,280,738
Goodman Group REIT	397,132	6,105,630
GPT Group REIT	477,245	1,717,564
Insurance Australia Group, Ltd.	608,945	2,124,836
LendLease Corp., Ltd. Stapled Security	174,907	1,343,653
Macquarie Group, Ltd.	81,966	10,580,917
Magellan Financial Group, Ltd.	31,569	791,747
Medibank Pvt, Ltd.	647,264	1,651,235
Mirvac Group REIT	952,806	2,019,475
National Australia Bank, Ltd.	790,319	15,572,972
Newcrest Mining, Ltd.	199,760	3,308,817
Northern Star Resources, Ltd.	278,756	1,705,866
Oil Search, Ltd.	449,817	1,398,656
Orica, Ltd.	92,163	899,443
Origin Energy, Ltd.	392,018	1,314,129
Qantas Airways, Ltd. (a)	205,549	828,294
QBE Insurance Group, Ltd.	343,146	2,824,558
Ramsay Health Care, Ltd.	42,271	2,093,070
REA Group, Ltd.	13,455	1,514,189
Reece, Ltd.	64,655	871,254
Rio Tinto PLC	268,246	17,596,496
Rio Tinto, Ltd.	86,809	6,174,893
Santos, Ltd.	434,404	2,223,186
Security Description	Shares	Value
Scentre Group REIT	1,216,077	$2,586,106
SEEK, Ltd.	76,262	1,675,095
Sonic Healthcare, Ltd.	110,337	3,186,005
South32, Ltd.	1,131,824	2,806,329
Stockland REIT	553,225	1,752,915
Suncorp Group, Ltd.	313,883	2,788,729
Sydney Airport Stapled Security (a)	302,380	1,774,354
Tabcorp Holdings, Ltd.	553,979	1,923,252
Telstra Corp., Ltd.	974,160	2,727,428
Transurban Group Stapled Security	653,555	6,581,372
Transurban Group (a)	72,617	742,761
Treasury Wine Estates, Ltd.	174,633	1,538,633
Vicinity Centres REIT	995,722	1,176,199
Washington H Soul Pattinson & Co., Ltd. (b)	55,640	1,545,010
Wesfarmers, Ltd.	271,491	10,789,165
Westpac Banking Corp.	878,786	16,238,338
WiseTech Global, Ltd.	35,073	1,328,978
Woodside Petroleum, Ltd.	238,313	4,071,604
Woolworths Group, Ltd.	303,113	8,506,857
		309,742,952
AUSTRIA — 0.3%
Erste Group Bank AG	65,346	2,870,775
Mondi PLC	112,574	2,760,682
OMV AG	34,411	2,073,153
Raiffeisen Bank International AG	34,387	899,840
Verbund AG	15,343	1,552,515
Voestalpine AG	26,238	969,700
		11,126,665
BELGIUM — 0.8%
Ageas SA/NV	42,254	2,093,521
Anheuser-Busch InBev SA/NV	183,209	10,396,519
Elia Group SA	6,832	816,848
Etablissements Franz Colruyt NV (b)	12,414	633,592
Groupe Bruxelles Lambert SA	27,148	2,987,707
KBC Group NV	59,437	5,364,259
Proximus SADP	40,640	806,897
Sofina SA	3,463	1,376,706
Solvay SA	17,518	2,174,189
UCB SA	29,922	3,352,319
Umicore SA	46,251	2,737,607
		32,740,164
BRAZIL — 0.1%
Yara International ASA	40,982	2,033,002
CHILE — 0.0% (c)
Antofagasta PLC	91,520	1,664,345

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	910,000	$2,742,210
Budweiser Brewing Co. APAC, Ltd. (b)(d)	393,700	1,000,013
Chow Tai Fook Jewellery Group, Ltd.	530,400	1,008,709
ESR Cayman, Ltd. (a)(d)	507,600	1,531,988
Futu Holdings, Ltd. ADR (a)(b)	13,300	1,210,566
Prosus NV (a)	223,346	17,886,095
SITC International Holdings Co., Ltd.	315,000	1,120,891
Wilmar International, Ltd.	491,200	1,517,736
		28,018,208
DENMARK — 2.6%
Ambu A/S Class B	37,433	1,107,629
AP Moller - Maersk A/S Class A	740	1,908,168
AP Moller - Maersk A/S Class B	1,421	3,849,111
Carlsberg AS Class B	24,124	3,938,057
Chr. Hansen Holding A/S	24,085	1,968,513
Coloplast A/S Class B	27,747	4,341,226
Danske Bank A/S	161,421	2,720,970
Demant A/S (a)	26,480	1,335,169
DSV A/S	48,305	11,569,492
Genmab A/S (a)	15,417	6,740,114
GN Store Nord A/S	28,479	1,970,894
Novo Nordisk A/S Class B	399,359	38,517,411
Novozymes A/S Class B	49,593	3,401,728
Orsted A/S (d)	44,444	5,861,927
Pandora A/S	24,006	2,916,093
ROCKWOOL International A/S Class B	1,854	792,304
Tryg A/S	84,592	1,918,768
Vestas Wind Systems A/S	242,528	9,733,477
		104,591,051
FINLAND — 1.2%
Elisa Oyj	33,812	2,101,959
Fortum Oyj	104,227	3,166,605
Kesko Oyj Class B	64,169	2,214,554
Kone Oyj Class B	79,854	5,612,518
Neste Oyj	99,395	5,610,005
Nokia Oyj (a)	1,270,136	7,008,816
Nordea Bank Abp	778,065	10,033,063
Orion Oyj Class B	23,073	913,951
Sampo Oyj Class A	120,745	5,972,823
Stora Enso Oyj Class R	132,563	2,209,169
UPM-Kymmene Oyj	125,778	4,454,119
Wartsila OYJ Abp	105,287	1,254,545
		50,552,127
FRANCE — 10.7%
Accor SA (a)	42,276	1,508,226
Adevinta ASA (a)	60,938	1,045,753
Security Description	Shares	Value
Aeroports de Paris (a)	6,603	$841,399
Air Liquide SA	113,116	18,126,051
Airbus SE (a)	140,526	18,640,005
Alstom SA	74,720	2,835,802
Amundi SA (d)	13,764	1,158,247
Arkema SA	16,060	2,118,879
Atos SE	23,181	1,232,055
AXA SA	457,690	12,690,646
BioMerieux	10,678	1,215,646
BNP Paribas SA	266,736	17,074,788
Bollore SA	207,655	1,199,785
Bouygues SA	56,425	2,335,362
Bureau Veritas SA	70,855	2,187,807
Capgemini SE	37,731	7,828,583
Carrefour SA	147,965	2,653,118
Cie de Saint-Gobain	118,894	8,005,356
Cie Generale des Etablissements Michelin SCA	40,007	6,137,870
CNP Assurances	44,447	701,876
Covivio REIT	11,839	995,430
Credit Agricole SA	282,163	3,880,462
Danone SA	155,489	10,606,408
Dassault Aviation SA	6,050	680,427
Dassault Systemes SE	158,514	8,346,202
Edenred	58,898	3,172,265
Eiffage SA	20,101	2,032,597
Electricite de France SA	103,834	1,305,469
Engie SA	432,101	5,656,189
EssilorLuxottica SA	67,512	12,907,758
Eurazeo SE	10,324	967,886
Faurecia SE (e)	27,851	1,311,001
Faurecia SE (e)	4,239	201,179
Gecina SA REIT	11,417	1,536,796
Getlink SE	103,374	1,615,708
Hermes International	7,505	10,360,271
Ipsen SA	9,549	910,395
Kering SA	17,962	12,764,309
Klepierre SA REIT (a)	54,087	1,210,200
La Francaise des Jeux SAEM (d)	21,241	1,092,718
Legrand SA	62,834	6,736,127
L'Oreal SA	59,749	24,737,184
LVMH Moet Hennessy Louis Vuitton SE	66,169	47,418,999
Orange SA	478,146	5,173,762
Orpea SA	12,027	1,399,116
Pernod Ricard SA	49,370	10,889,899
Publicis Groupe SA	53,414	3,590,094
Remy Cointreau SA	5,726	1,111,555
Renault SA (a)	45,160	1,602,967
Safran SA	81,565	10,321,735
Sanofi	269,546	25,961,019
Sartorius Stedim Biotech	6,619	3,700,644
Schneider Electric SE	128,505	21,414,093
SCOR SE	37,290	1,074,354

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SEB SA	6,154	$866,225
Societe Generale SA	190,467	5,967,533
Sodexo SA (a)	20,862	1,824,192
Suez SA	82,614	1,884,750
Teleperformance	14,130	5,560,699
Thales SA	25,512	2,474,811
TotalEnergies SE	594,307	28,421,368
Ubisoft Entertainment SA (a)	21,613	1,294,905
Unibail-Rodamco-Westfield REIT (a)	30,212	2,224,774
Valeo	53,270	1,487,421
Veolia Environnement SA	158,342	4,840,770
Vinci SA	125,895	13,100,971
Vivendi SE	171,042	2,154,525
Wendel SE	6,806	940,902
Worldline SA (a)(d)	55,991	4,270,182
		433,536,500
GERMANY — 8.7%
adidas AG	45,654	14,354,495
Allianz SE	98,191	22,010,655
Aroundtown SA	242,928	1,674,375
BASF SE	217,829	16,522,219
Bayer AG	232,399	12,620,100
Bayerische Motoren Werke AG	78,920	7,499,622
Bayerische Motoren Werke AG Preference Shares	12,415	942,242
Bechtle AG	18,849	1,289,845
Beiersdorf AG	24,240	2,616,853
Brenntag SE	35,734	3,321,215
Carl Zeiss Meditec AG	9,991	1,914,789
Commerzbank AG (a)	228,232	1,512,526
Continental AG (a)	25,377	2,756,318
Covestro AG (d)	46,674	3,182,517
Daimler AG	202,980	17,918,545
Deutsche Bank AG (a)	499,729	6,353,718
Deutsche Boerse AG	45,913	7,454,005
Deutsche Lufthansa AG (a)(b)	64,206	438,290
Deutsche Post AG	235,113	14,751,520
Deutsche Telekom AG	798,388	16,019,322
Deutsche Wohnen SE	78,496	4,802,088
E.ON SE	529,924	6,471,442
Evonik Industries AG	48,315	1,515,808
Fresenius Medical Care AG & Co. KGaA	49,013	3,439,762
Fresenius SE & Co. KGaA	101,708	4,870,791
FUCHS PETROLUB SE Preference Shares	15,262	714,945
GEA Group AG	34,919	1,595,554
Hannover Rueck SE	14,101	2,456,836
HeidelbergCement AG	36,276	2,707,714
HelloFresh SE (a)	38,960	3,592,689
Henkel AG & Co. KGaA Preference Shares	41,512	3,842,203
Henkel AG & Co. KGaA	26,082	2,244,869
Security Description	Shares	Value
Infineon Technologies AG	308,951	$12,642,076
KION Group AG	17,206	1,600,600
Knorr-Bremse AG	17,095	1,829,969
LANXESS AG	20,037	1,354,890
LEG Immobilien SE	17,450	2,466,156
Merck KGaA	30,381	6,579,061
MTU Aero Engines AG	13,025	2,929,819
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	33,241	9,075,146
Nemetschek SE	13,024	1,361,059
Porsche Automobil Holding SE Preference Shares	36,100	3,571,788
Puma SE	24,763	2,754,207
Rational AG	1,178	1,107,156
RWE AG	155,118	5,473,593
SAP SE	247,766	33,522,537
Sartorius AG Preference Shares	6,239	3,973,859
Scout24 AG (d)	22,039	1,531,504
Siemens AG	181,604	29,716,902
Siemens Energy AG (a)	99,119	2,652,754
Siemens Healthineers AG (d)	66,253	4,299,092
Symrise AG	30,470	3,995,804
TeamViewer AG (a)(d)	40,018	1,171,356
Telefonica Deutschland Holding AG	255,715	728,455
Uniper SE	20,430	850,933
United Internet AG	23,175	896,953
Vitesco Technologies Group AG Class A (a)	5,076	299,989
Volkswagen AG	7,600	2,345,078
Volkswagen AG Preference Shares	44,452	9,913,597
Vonovia SE	131,575	7,914,171
Zalando SE (a)(d)	52,109	4,754,881
		354,721,257
HONG KONG — 2.5%
AIA Group, Ltd.	2,876,200	33,088,955
CK Asset Holdings, Ltd.	471,899	2,722,751
CK Infrastructure Holdings, Ltd.	153,000	853,378
CLP Holdings, Ltd.	386,000	3,716,570
Hang Lung Properties, Ltd.	527,000	1,201,060
Hang Seng Bank, Ltd.	182,800	3,131,146
Henderson Land Development Co., Ltd.	368,436	1,406,843
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	586,990	582,869
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,256,560
Hong Kong & China Gas Co., Ltd.	2,624,995	3,966,089
Hong Kong Exchanges & Clearing, Ltd.	287,330	17,656,574

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Hongkong Land Holdings, Ltd.	303,400	$1,449,243
Jardine Matheson Holdings, Ltd.	51,000	2,695,770
Link REIT	486,518	4,166,220
Melco Resorts & Entertainment, Ltd. ADR (a)	52,823	540,907
MTR Corp., Ltd.	385,101	2,072,582
New World Development Co., Ltd.	384,269	1,562,920
Power Assets Holdings, Ltd.	345,500	2,025,353
Sino Land Co., Ltd.	864,759	1,163,361
Sun Hung Kai Properties, Ltd.	305,000	3,808,334
Swire Pacific, Ltd. Class A	113,500	671,584
Swire Properties, Ltd.	294,600	738,709
Techtronic Industries Co., Ltd.	328,500	6,491,667
WH Group, Ltd. (d)	1,965,266	1,399,364
Wharf Real Estate Investment Co., Ltd.	417,000	2,142,499
Xinyi Glass Holdings, Ltd.	457,000	1,363,255
		101,874,563
IRELAND — 0.7%
CRH PLC	188,856	8,917,647
Flutter Entertainment PLC (a)	39,133	7,765,339
Kerry Group PLC Class A	37,382	5,025,569
Kingspan Group PLC	36,426	3,635,350
Smurfit Kappa Group PLC	60,634	3,193,937
		28,537,842
ISRAEL — 0.6%
Azrieli Group, Ltd.	9,439	849,108
Bank Hapoalim BM	274,678	2,411,021
Bank Leumi Le-Israel BM	347,927	2,945,988
Check Point Software Technologies, Ltd. (a)	25,910	2,928,866
Elbit Systems, Ltd.	6,111	884,260
ICL Group, Ltd.	162,743	1,185,161
Israel Discount Bank, Ltd. Class A (a)	258,897	1,365,741
Mizrahi Tefahot Bank, Ltd.	33,833	1,138,716
Nice, Ltd. (a)	14,830	4,196,427
Teva Pharmaceutical Industries, Ltd. ADR (a)	191,928	1,869,379
Teva Pharmaceutical Industries, Ltd. (a)	71,135	697,271
Wix.com, Ltd. (a)	13,200	2,586,804
		23,058,742
ITALY — 2.0%
Amplifon SpA	28,656	1,362,597
Assicurazioni Generali SpA	268,195	5,683,094
Atlantia SpA (a)	116,406	2,197,915
Davide Campari-Milano NV	126,872	1,783,122
DiaSorin SpA	5,764	1,207,672
Security Description	Shares	Value
Enel SpA	1,928,292	$14,807,727
Eni SpA	592,969	7,911,457
Ferrari NV	30,472	6,362,795
FinecoBank Banca Fineco SpA (a)	147,593	2,667,187
Infrastrutture Wireless Italiane SpA (d)	77,345	861,917
Intesa Sanpaolo SpA	3,950,028	11,188,259
Mediobanca Banca di Credito Finanziario SpA (a)	157,610	1,897,190
Moncler SpA	50,244	3,065,999
Nexi SpA (a)(d)	103,243	1,926,239
Poste Italiane SpA (d)	121,311	1,666,692
Prysmian SpA	60,742	2,122,726
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,511,442
Snam SpA	474,615	2,626,876
Telecom Italia SpA (e)	2,216,193	867,003
Telecom Italia SpA (e)	1,340,681	541,293
Terna - Rete Elettrica Nazionale	330,559	2,347,127
UniCredit SpA	500,745	6,630,131
		81,236,460
JAPAN — 23.7%
ABC-Mart, Inc.	8,800	493,081
Acom Co., Ltd.	91,400	333,152
Advantest Corp.	47,800	4,248,746
Aeon Co., Ltd. (b)	157,600	4,132,900
AGC, Inc.	45,000	2,313,131
Aisin Corp.	37,200	1,344,625
Ajinomoto Co., Inc.	110,500	3,257,060
ANA Holdings, Inc. (a)	39,200	1,016,542
Asahi Group Holdings, Ltd.	107,900	5,193,686
Asahi Intecc Co., Ltd.	51,900	1,417,900
Asahi Kasei Corp.	290,300	3,103,068
Astellas Pharma, Inc.	439,100	7,209,032
Azbil Corp.	28,400	1,219,709
Bandai Namco Holdings, Inc.	48,700	3,651,963
Bridgestone Corp.	137,500	6,488,964
Brother Industries, Ltd.	53,900	1,183,106
Canon, Inc. (b)	236,400	5,769,732
Capcom Co., Ltd.	40,600	1,125,285
Casio Computer Co., Ltd. (b)	41,000	677,098
Central Japan Railway Co.	34,900	5,556,892
Chiba Bank, Ltd.	135,500	875,864
Chubu Electric Power Co., Inc.	153,000	1,803,728
Chugai Pharmaceutical Co., Ltd.	158,100	5,770,973
Concordia Financial Group, Ltd.	242,100	950,639
Cosmos Pharmaceutical Corp. (b)	5,300	897,853
CyberAgent, Inc.	101,600	1,955,196
Dai Nippon Printing Co., Ltd.	58,500	1,405,885
Daifuku Co., Ltd.	25,200	2,357,471

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Dai-ichi Life Holdings, Inc.	241,500	$5,268,605
Daiichi Sankyo Co., Ltd.	420,100	11,138,716
Daikin Industries, Ltd.	59,600	12,962,470
Daito Trust Construction Co., Ltd.	15,100	1,766,902
Daiwa House Industry Co., Ltd.	136,700	4,545,459
Daiwa House REIT Investment Corp.	557	1,631,613
Daiwa Securities Group, Inc.	327,300	1,902,958
Denso Corp.	101,700	6,624,075
Dentsu Group, Inc.	53,400	2,049,395
Disco Corp.	7,200	2,011,569
East Japan Railway Co.	73,400	5,174,389
Eisai Co., Ltd.	56,500	4,221,650
ENEOS HoldingS, Inc.	756,400	3,065,053
FANUC Corp.	45,900	10,038,863
Fast Retailing Co., Ltd.	14,000	10,299,306
Fuji Electric Co., Ltd.	30,600	1,388,983
FUJIFILM Holdings Corp.	84,900	7,312,696
Fujitsu, Ltd.	46,900	8,454,056
GLP J-REIT	977	1,604,180
GMO Payment Gateway, Inc.	9,800	1,234,257
Hakuhodo DY Holdings, Inc.	55,500	952,699
Hamamatsu Photonics KK	32,300	1,993,022
Hankyu Hanshin Holdings, Inc.	53,900	1,692,165
Harmonic Drive Systems, Inc. (b)	8,900	425,751
Hikari Tsushin, Inc.	4,800	809,255
Hino Motors, Ltd.	63,000	583,541
Hirose Electric Co., Ltd.	7,210	1,195,196
Hisamitsu Pharmaceutical Co., Inc.	11,400	430,091
Hitachi Construction Machinery Co., Ltd.	24,800	694,997
Hitachi Metals, Ltd. (a)	53,700	1,034,418
Hitachi, Ltd.	231,500	13,661,333
Honda Motor Co., Ltd.	386,100	11,840,394
Hoshizaki Corp.	13,900	1,261,087
Hoya Corp.	88,400	13,757,444
Hulic Co., Ltd.	65,600	728,721
Ibiden Co., Ltd.	24,300	1,333,274
Idemitsu Kosan Co., Ltd.	47,840	1,255,352
Iida Group Holdings Co., Ltd.	35,900	921,092
Inpex Corp.	258,400	2,006,940
Isuzu Motors, Ltd.	137,000	1,777,927
Ito En, Ltd.	11,600	767,555
ITOCHU Corp.	282,700	8,213,251
Itochu Techno-Solutions Corp.	22,200	719,127
Japan Airlines Co., Ltd. (a)	39,300	933,256
Japan Exchange Group, Inc.	120,400	2,978,426
Japan Metropolitan Fund Invest REIT	1,658	1,588,026
Japan Post Bank Co., Ltd.	94,700	810,249
Security Description	Shares	Value
Japan Post Holdings Co., Ltd.	383,400	$3,214,647
Japan Post Insurance Co., Ltd.	55,900	1,011,376
Japan Real Estate Investment Corp. REIT	281	1,681,277
Japan Tobacco, Inc.	284,500	5,560,577
JFE Holdings, Inc.	117,800	1,762,127
JSR Corp.	50,500	1,810,716
Kajima Corp.	114,800	1,467,422
Kakaku.com, Inc.	33,100	1,066,217
Kansai Electric Power Co., Inc.	159,100	1,537,838
Kansai Paint Co., Ltd.	46,200	1,143,193
Kao Corp.	115,000	6,826,884
KDDI Corp.	383,400	12,591,043
Keio Corp.	22,700	1,211,101
Keisei Electric Railway Co., Ltd.	34,100	1,126,735
Keyence Corp.	46,200	27,506,239
Kikkoman Corp.	35,900	2,913,946
Kintetsu Group Holdings Co., Ltd. (a)	38,900	1,304,894
Kirin Holdings Co., Ltd.	200,000	3,702,659
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,115,081
Kobe Bussan Co., Ltd.	30,400	990,792
Koei Tecmo Holdings Co., Ltd.	13,520	640,147
Koito Manufacturing Co., Ltd.	26,200	1,571,536
Komatsu, Ltd.	211,700	5,057,156
Konami Holdings Corp.	20,700	1,294,204
Kose Corp.	7,100	846,996
Kubota Corp.	239,800	5,090,768
Kurita Water Industries, Ltd.	23,800	1,142,342
Kyocera Corp.	77,200	4,813,762
Kyowa Kirin Co., Ltd.	63,500	2,283,444
Lasertec Corp.	17,800	4,042,135
Lawson, Inc.	12,000	587,988
Lion Corp.	53,300	859,924
Lixil Corp.	66,100	1,910,994
M3, Inc.	105,200	7,478,609
Makita Corp.	51,600	2,829,985
Marubeni Corp.	362,400	2,990,690
Mazda Motor Corp. (a)	126,500	1,091,975
McDonald's Holdings Co. Japan, Ltd.	21,100	992,965
Medipal Holdings Corp.	46,900	880,448
MEIJI Holdings Co., Ltd.	30,600	1,973,398
Mercari, Inc. (a)(b)	26,400	1,455,149
MINEBEA MITSUMI, Inc.	87,400	2,220,301
MISUMI Group, Inc.	69,000	2,928,516
Mitsubishi Chemical Holdings Corp.	311,100	2,825,065
Mitsubishi Corp.	300,100	9,400,218
Mitsubishi Electric Corp.	436,800	6,055,231
Mitsubishi Estate Co., Ltd.	288,000	4,574,258

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	35,900	$706,157
Mitsubishi HC Capital, Inc.	165,100	861,123
Mitsubishi Heavy Industries, Ltd.	73,400	1,961,745
Mitsubishi UFJ Financial Group, Inc.	2,925,700	17,251,372
Mitsui & Co., Ltd.	367,800	8,022,492
Mitsui Chemicals, Inc.	41,300	1,376,329
Mitsui Fudosan Co., Ltd.	216,100	5,120,547
Miura Co., Ltd.	19,600	781,536
Mizuho Financial Group, Inc.	574,040	8,100,656
MonotaRO Co., Ltd.	57,200	1,278,643
MS&AD Insurance Group Holdings, Inc.	106,500	3,553,135
Murata Manufacturing Co., Ltd.	137,900	12,166,982
Nabtesco Corp.	24,800	935,330
NEC Corp.	60,100	3,248,706
Nexon Co., Ltd.	116,800	1,870,000
NGK Insulators, Ltd.	63,900	1,080,460
NH Foods, Ltd.	21,000	791,061
Nidec Corp.	106,300	11,689,103
Nihon M&A Center, Inc.	69,400	2,032,770
Nintendo Co., Ltd.	26,500	12,632,109
Nippon Building Fund, Inc. REIT	347	2,248,723
Nippon Express Co., Ltd.	17,100	1,174,725
Nippon Paint Holdings Co., Ltd.	165,000	1,792,368
Nippon Prologis REIT, Inc.	499	1,663,498
Nippon Sanso Holdings Corp.	34,900	872,436
Nippon Shinyaku Co., Ltd.	11,200	928,642
Nippon Steel Corp.	204,100	3,661,725
Nippon Telegraph & Telephone Corp.	306,300	8,466,012
Nippon Yusen KK	39,400	2,944,769
Nissan Chemical Corp.	28,900	1,686,011
Nissan Motor Co., Ltd. (a)	568,700	2,834,926
Nisshin Seifun Group, Inc.	46,800	773,563
Nissin Foods Holdings Co., Ltd.	15,300	1,224,662
Nitori Holdings Co., Ltd.	19,700	3,872,574
Nitto Denko Corp.	36,000	2,556,283
Nomura Holdings, Inc.	753,400	3,704,868
Nomura Real Estate Holdings, Inc.	30,100	780,591
Nomura Real Estate Master Fund, Inc. REIT	944	1,355,264
Nomura Research Institute, Ltd.	85,200	3,123,812
NSK, Ltd.	85,800	579,947
NTT Data Corp.	146,900	2,833,070
Obayashi Corp.	143,500	1,179,868
Obic Co., Ltd.	17,000	3,224,573
Odakyu Electric Railway Co., Ltd.	71,700	1,655,337
Security Description	Shares	Value
Oji Holdings Corp.	182,000	$914,746
Olympus Corp.	280,300	6,119,804
Omron Corp.	44,400	4,382,466
Ono Pharmaceutical Co., Ltd.	87,200	1,983,494
Oracle Corp. Japan	10,500	920,069
Oriental Land Co., Ltd.	47,000	7,584,379
ORIX Corp.	287,800	5,371,660
Orix JREIT, Inc.	644	1,117,985
Osaka Gas Co., Ltd.	85,000	1,549,312
Otsuka Corp.	28,200	1,446,484
Otsuka Holdings Co., Ltd.	93,400	3,984,012
Pan Pacific International Holdings Corp.	99,300	2,043,748
Panasonic Corp.	528,000	6,528,346
PeptiDream, Inc. (a)	21,300	693,577
Persol Holdings Co., Ltd.	41,200	1,024,500
Pigeon Corp.	25,300	586,693
Pola Orbis Holdings, Inc.	20,800	477,568
Rakuten Group, Inc.	199,300	1,936,460
Recruit Holdings Co., Ltd.	324,500	19,785,551
Renesas Electronics Corp. (a)	295,100	3,622,785
Resona Holdings, Inc.	526,500	2,100,721
Ricoh Co., Ltd.	167,600	1,710,622
Rinnai Corp.	7,700	843,271
Rohm Co., Ltd.	20,800	1,956,571
Ryohin Keikaku Co., Ltd.	56,200	1,246,923
Santen Pharmaceutical Co., Ltd.	78,900	1,106,873
SBI Holdings, Inc.	54,100	1,321,714
SCSK Corp.	33,000	696,224
Secom Co., Ltd.	49,600	3,578,467
Seiko Epson Corp.	62,200	1,252,665
Sekisui Chemical Co., Ltd.	93,700	1,605,930
Sekisui House, Ltd.	145,600	3,041,351
Seven & i Holdings Co., Ltd.	181,400	8,237,410
SG Holdings Co., Ltd.	73,800	2,082,637
Sharp Corp.	52,900	665,178
Shimadzu Corp.	57,700	2,527,603
Shimano, Inc.	17,800	5,187,877
Shimizu Corp.	125,300	935,560
Shin-Etsu Chemical Co., Ltd.	84,600	14,242,009
Shionogi & Co., Ltd.	64,800	4,423,094
Shiseido Co., Ltd.	94,000	6,301,832
Shizuoka Bank, Ltd. (b)	103,100	844,963
SMC Corp.	13,800	8,588,352
Softbank Corp.	682,200	9,230,675
SoftBank Group Corp.	287,200	16,554,283
Sohgo Security Services Co., Ltd.	15,800	708,537
Sompo Holdings, Inc.	74,600	3,228,399
Sony Group Corp.	299,200	33,133,422
Square Enix Holdings Co., Ltd.	18,900	1,007,590
Stanley Electric Co., Ltd.	30,600	770,961
Subaru Corp.	149,100	2,748,412

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
SUMCO Corp.	61,500	$1,223,880
Sumitomo Chemical Co., Ltd.	354,200	1,833,773
Sumitomo Corp.	273,700	3,845,915
Sumitomo Dainippon Pharma Co., Ltd.	37,000	659,680
Sumitomo Electric Industries, Ltd.	174,500	2,314,621
Sumitomo Metal Mining Co., Ltd.	61,200	2,207,474
Sumitomo Mitsui Financial Group, Inc.	307,600	10,794,017
Sumitomo Mitsui Trust Holdings, Inc.	82,000	2,816,994
Sumitomo Realty & Development Co., Ltd.	73,200	2,668,829
Suntory Beverage & Food, Ltd.	35,300	1,459,701
Suzuki Motor Corp.	86,700	3,863,951
Sysmex Corp.	40,800	5,054,989
T&D Holdings, Inc.	135,400	1,852,740
Taisei Corp.	44,200	1,412,692
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	470,953
Takeda Pharmaceutical Co., Ltd.	377,817	12,430,179
TDK Corp.	91,500	3,291,460
Terumo Corp.	154,200	7,262,797
THK Co., Ltd.	24,600	538,464
TIS, Inc.	51,100	1,391,228
Tobu Railway Co., Ltd.	41,600	1,117,302
Toho Co., Ltd.	29,100	1,367,499
Toho Gas Co., Ltd.	17,900	776,587
Tohoku Electric Power Co., Inc.	96,500	707,608
Tokio Marine Holdings, Inc.	150,900	8,068,694
Tokyo Century Corp.	9,800	550,351
Tokyo Electric Power Co. Holdings, Inc. (a)	351,200	997,458
Tokyo Electron, Ltd.	35,300	15,555,645
Tokyo Gas Co., Ltd.	88,000	1,633,332
Tokyu Corp.	126,300	1,870,022
TOPPAN, INC.	59,400	1,004,620
Toray Industries, Inc.	339,400	2,151,200
Toshiba Corp.	96,200	4,038,997
Tosoh Corp.	67,700	1,223,762
TOTO, Ltd.	32,800	1,557,906
Toyo Suisan Kaisha, Ltd.	19,300	852,454
Toyota Industries Corp.	34,100	2,798,703
Toyota Motor Corp.	2,514,000	44,680,500
Toyota Tsusho Corp.	52,700	2,207,497
Trend Micro, Inc.	32,100	1,783,102
Tsuruha Holdings, Inc.	10,100	1,242,427
Unicharm Corp.	95,200	4,207,915
United Urban Investment Corp. REIT	751	1,012,481
USS Co., Ltd.	53,400	906,712
Welcia Holdings Co., Ltd.	21,000	754,996
Security Description	Shares	Value
West Japan Railway Co.	53,600	$2,687,553
Yakult Honsha Co., Ltd.	29,300	1,479,474
Yamada Holdings Co., Ltd.	160,900	674,016
Yamaha Corp.	31,400	1,970,168
Yamaha Motor Co., Ltd.	69,900	1,941,121
Yamato Holdings Co., Ltd.	74,000	1,868,267
Yaskawa Electric Corp.	56,200	2,691,870
Yokogawa Electric Corp.	54,700	951,659
Z Holdings Corp.	636,500	4,063,413
ZOZO, Inc.	27,700	1,035,176
		964,573,125
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	40,663	1,338,594
LUXEMBOURG — 0.2%
ArcelorMittal SA	167,005	5,115,107
Eurofins Scientific SE	32,309	4,150,350
		9,265,457
MACAU — 0.1%
Galaxy Entertainment Group, Ltd. (a)	510,000	2,616,826
Sands China, Ltd. (a)	608,800	1,245,910
SJM Holdings, Ltd. (a)(b)	457,000	310,611
Wynn Macau, Ltd. (a)(b)	476,000	400,552
		4,573,899
NETHERLANDS — 5.3%
ABN AMRO Bank NV (a)(b)(d)	107,921	1,557,823
Adyen NV (a)(d)	4,740	13,256,879
Aegon NV	425,464	2,197,318
Akzo Nobel NV	44,429	4,857,032
Argenx SE (a)	10,816	3,270,103
ASM International NV	11,147	4,367,632
ASML Holding NV	99,663	74,492,630
EXOR NV	25,479	2,139,235
Heineken Holding NV	28,317	2,467,005
Heineken NV	62,434	6,519,913
ING Groep NV (b)	927,979	13,498,414
JDE Peet's NV	17,251	515,820
Koninklijke Ahold Delhaize NV	248,666	8,284,403
Koninklijke DSM NV	42,152	8,433,750
Koninklijke KPN NV	825,960	2,600,444
Koninklijke Philips NV	216,208	9,610,427
Koninklijke Vopak NV	18,008	709,927
NN Group NV	64,960	3,404,513
Randstad NV (b)	28,859	1,943,998
Royal Dutch Shell PLC Class A	978,274	21,771,348
Royal Dutch Shell PLC Class B	886,598	19,657,858
Universal Music Group NV (a)	176,230	4,721,048
Wolters Kluwer NV	63,763	6,762,156
		217,039,676

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	166,643	$737,352
Auckland International Airport, Ltd. (a)	294,984	1,584,498
Fisher & Paykel Healthcare Corp., Ltd.	135,850	2,985,950
Mercury NZ, Ltd.	166,846	745,663
Meridian Energy, Ltd.	305,752	1,033,236
Ryman Healthcare, Ltd.	94,456	982,160
Spark New Zealand, Ltd.	432,285	1,421,134
Xero, Ltd. (a)	31,597	3,097,995
		12,587,988
NORWAY — 0.6%
DNB Bank ASA	217,000	4,940,490
Equinor ASA	236,619	6,026,030
Gjensidige Forsikring ASA	43,976	975,382
Mowi ASA	106,355	2,706,011
Norsk Hydro ASA	315,959	2,361,692
Orkla ASA	173,932	1,598,667
Schibsted ASA Class A	17,399	827,074
Schibsted ASA Class B	24,544	1,045,389
Telenor ASA	169,001	2,848,697
		23,329,432
POLAND — 0.0% (c)
InPost SA (a)	44,483	738,508
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	681,073	3,579,609
Galp Energia SGPS SA	117,766	1,338,277
Jeronimo Martins SGPS SA	58,599	1,168,788
		6,086,674
RUSSIA — 0.1%
Coca-Cola HBC AG (a)	48,907	1,577,100
Evraz PLC	126,311	1,002,858
		2,579,958
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(d)	38,060	4,857,264
SINGAPORE — 1.0%
Ascendas Real Estate Investment Trust	836,915	1,844,976
CapitaLand Integrated Commercial Trust REIT	1,240,389	1,847,283
Capitaland Investment, Ltd. (a)	615,482	1,541,425
City Developments, Ltd.	96,600	488,971
DBS Group Holdings, Ltd.	435,157	9,643,895
Genting Singapore, Ltd.	1,636,500	862,972
Keppel Corp., Ltd.	337,300	1,288,249
Mapletree Commercial Trust REIT	493,800	748,450
Mapletree Logistics Trust REIT	785,732	1,174,790
Oversea-Chinese Banking Corp., Ltd.	804,466	6,775,189
Security Description	Shares	Value
Singapore Airlines, Ltd. (a)	347,449	$1,279,704
Singapore Exchange, Ltd.	205,500	1,504,659
Singapore Technologies Engineering, Ltd.	410,500	1,146,056
Singapore Telecommunications, Ltd.	1,952,800	3,516,077
United Overseas Bank, Ltd.	276,890	5,238,861
UOL Group, Ltd.	132,632	667,046
Venture Corp., Ltd.	73,700	968,831
		40,537,434
SOUTH AFRICA — 0.3%
Anglo American PLC	311,421	10,922,581
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	60,986	1,652,885
Aena SME SA (a)(d)	17,621	3,048,983
Amadeus IT Group SA (a)	105,840	6,964,891
Banco Bilbao Vizcaya Argentaria SA (a)	1,599,853	10,565,467
Banco Santander SA	4,140,020	15,004,424
CaixaBank SA	1,090,667	3,383,936
Cellnex Telecom SA (d)	119,701	7,394,174
EDP Renovaveis SA	73,427	1,822,804
Enagas SA	57,883	1,287,066
Endesa SA	72,976	1,472,506
Ferrovial SA	116,822	3,411,645
Grifols SA	75,201	1,837,210
Iberdrola SA	1,419,156	14,284,713
Industria de Diseno Textil SA	262,654	9,669,555
Naturgy Energy Group SA	68,549	1,726,336
Red Electrica Corp. SA	102,455	2,056,544
Repsol SA	344,135	4,494,509
Siemens Gamesa Renewable Energy SA (a)	53,578	1,362,499
Telefonica SA	1,266,821	5,947,734
		97,387,881
SWEDEN — 3.4%
Alfa Laval AB	74,691	2,787,727
Assa Abloy AB Class B	241,008	6,995,498
Atlas Copco AB Class A	160,644	9,707,079
Atlas Copco AB Class B	91,319	4,644,538
Boliden AB (a)	62,314	1,996,655
Electrolux AB Class B (b)	52,990	1,225,084
Embracer Group AB (a)	114,080	1,099,261
Epiroc AB Class A	152,332	3,169,031
Epiroc AB Class B	92,670	1,642,447
EQT AB	69,727	2,897,257
Essity AB Class B	142,979	4,437,313
Evolution AB (d)	39,907	6,047,527
Fastighets AB Balder Class B (a)	26,989	1,623,033
H & M Hennes & Mauritz AB Class B (a)	175,404	3,552,834
Hexagon AB Class B	462,852	7,164,179

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Husqvarna AB Class B	101,271	$1,210,597
ICA Gruppen AB	22,934	1,052,905
Industrivarden AB Class A	24,590	786,095
Industrivarden AB Class C	35,307	1,091,564
Investment AB Latour Class B	36,812	1,139,895
Investor AB Class B	438,761	9,441,588
Kinnevik AB Class B (a)	60,470	2,127,198
L E Lundbergforetagen AB Class B	17,802	977,594
Lundin Energy AB	50,833	1,888,242
Nibe Industrier AB Class B	336,106	4,226,587
Sandvik AB	266,678	6,096,680
Securitas AB Class B	76,709	1,214,932
Sinch AB (a)(d)	120,870	2,345,477
Skandinaviska Enskilda Banken AB Class A	381,147	5,375,221
Skanska AB Class B	83,097	2,086,097
SKF AB Class B	89,660	2,115,705
Svenska Cellulosa AB SCA Class B	141,992	2,202,073
Svenska Handelsbanken AB Class A	346,035	3,877,975
Swedbank AB Class A	220,886	4,457,073
Swedish Match AB	366,720	3,213,419
Tele2 AB Class B (b)	117,668	1,743,442
Telefonaktiebolaget LM Ericsson Class B (b)	704,483	7,956,762
Telia Co. AB	632,159	2,602,270
Volvo AB Class A	44,538	1,007,000
Volvo AB Class B	345,269	7,713,796
		136,939,650
SWITZERLAND — 9.4%
ABB, Ltd.	409,747	13,693,556
Adecco Group AG	37,142	1,859,231
Alcon, Inc.	120,286	9,730,246
Baloise Holding AG	10,935	1,657,127
Banque Cantonale Vaudoise	7,830	594,763
Barry Callebaut AG	838	1,898,802
Chocoladefabriken Lindt & Spruengli AG (e)	244	2,725,497
Chocoladefabriken Lindt & Spruengli AG (e)	26	3,063,086
Cie Financiere Richemont SA	124,786	12,925,590
Clariant AG (a)	53,896	1,010,667
Credit Suisse Group AG	599,273	5,912,867
EMS-Chemie Holding AG	1,712	1,615,976
Geberit AG	8,729	6,402,667
Givaudan SA	2,188	9,965,663
Holcim, Ltd. (a)	122,747	5,908,856
Julius Baer Group, Ltd.	53,647	3,560,851
Kuehne + Nagel International AG	12,766	4,354,121
Logitech International SA	40,393	3,590,181
Lonza Group AG	17,826	13,358,549
Nestle SA	684,411	82,385,134
Security Description	Shares	Value
Novartis AG	529,348	$43,364,211
Partners Group Holding AG	5,332	8,313,293
Roche Holding AG Bearer Shares	7,655	3,138,764
Roche Holding AG	167,367	61,024,960
Schindler Holding AG (e)	9,755	2,616,394
Schindler Holding AG (e)	4,860	1,250,853
SGS SA	1,457	4,236,997
Sika AG	33,952	10,724,348
Sonova Holding AG	12,868	4,858,230
STMicroelectronics NV	163,677	7,150,119
Straumann Holding AG	2,429	4,352,113
Swatch Group AG (e)	6,518	1,698,786
Swatch Group AG (e)	13,415	689,593
Swiss Life Holding AG	7,554	3,802,544
Swiss Prime Site AG	18,629	1,817,943
Swisscom AG	6,276	3,608,233
Temenos AG	16,752	2,270,828
UBS Group AG	866,317	13,814,476
Vifor Pharma AG	10,886	1,409,649
Zurich Insurance Group AG	35,535	14,516,960
		380,872,724
TAIWAN — 0.1%
Sea, Ltd. ADR (a)	16,200	5,163,426
UNITED KINGDOM — 11.8%
3i Group PLC	236,357	4,062,703
Abrdn PLC	508,523	1,740,353
Admiral Group PLC	46,217	1,932,469
Ashtead Group PLC	108,297	8,192,306
Associated British Foods PLC	88,706	2,209,689
AstraZeneca PLC	367,959	44,376,856
Auto Trader Group PLC (d)	241,660	1,907,123
AVEVA Group PLC	28,303	1,368,881
Aviva PLC	946,785	5,021,382
BAE Systems PLC	757,271	5,739,656
Barclays PLC	4,088,041	10,394,944
Barratt Developments PLC	239,246	2,116,375
Berkeley Group Holdings PLC	28,426	1,661,126
BP PLC	4,798,076	21,869,941
British American Tobacco PLC	520,386	18,202,668
British Land Co. PLC REIT	225,039	1,494,327
BT Group PLC (a)	2,107,226	4,520,679
Bunzl PLC	78,737	2,599,719
Burberry Group PLC	93,526	2,277,713
CK Hutchison Holdings, Ltd.	630,500	4,206,146
CNH Industrial NV	237,472	3,993,748
Coca-Cola Europacific Partners PLC (e)	24,266	1,334,526
Coca-Cola European Partners PLC (e)	23,700	1,310,373
Compass Group PLC (a)	423,927	8,675,918
Croda International PLC	33,885	3,885,183
DCC PLC	23,338	1,946,965

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Diageo PLC	556,481	$26,961,032
Direct Line Insurance Group PLC	313,441	1,223,932
Entain PLC (a)	139,199	3,978,551
Experian PLC	220,336	9,236,412
GlaxoSmithKline PLC	1,198,191	22,629,607
Halma PLC	90,997	3,473,392
Hargreaves Lansdown PLC	90,128	1,731,734
HSBC Holdings PLC	4,838,866	25,318,714
Imperial Brands PLC	222,349	4,654,074
Informa PLC (a)	354,199	2,606,601
InterContinental Hotels Group PLC (a)	43,045	2,750,427
Intertek Group PLC	39,105	2,616,687
J Sainsbury PLC	424,217	1,627,078
JD Sports Fashion PLC	129,494	1,821,126
Johnson Matthey PLC	46,740	1,678,073
Just Eat Takeaway.com NV (a)(d)	41,927	3,064,941
Kingfisher PLC	521,819	2,357,086
Land Securities Group PLC REIT	168,381	1,570,472
Legal & General Group PLC	1,416,747	5,326,593
Lloyds Banking Group PLC	16,804,927	10,467,111
London Stock Exchange Group PLC	77,191	7,740,622
M&G PLC	657,048	1,796,457
Melrose Industries PLC	1,060,342	2,463,538
National Grid PLC	855,207	10,197,590
Natwest Group PLC	1,359,918	4,102,849
Next PLC	31,355	3,451,510
Ocado Group PLC (a)	117,549	2,628,816
Pearson PLC	177,492	1,703,387
Persimmon PLC	78,432	2,807,094
Phoenix Group Holdings PLC	160,128	1,385,317
Prudential PLC	626,717	12,170,277
Reckitt Benckiser Group PLC	169,510	13,326,128
RELX PLC (e)	349,642	10,071,975
RELX PLC (e)	107,309	3,107,944
Rentokil Initial PLC	438,944	3,449,368
Rolls-Royce Holdings PLC (a)	2,047,379	3,826,617
Sage Group PLC	253,546	2,415,880
Schroders PLC	29,656	1,429,234
Segro PLC REIT	283,552	4,558,144
Severn Trent PLC	58,866	2,062,300
Smith & Nephew PLC	206,522	3,560,436
Smiths Group PLC	90,381	1,744,026
Spirax-Sarco Engineering PLC	17,659	3,555,598
SSE PLC	253,334	5,337,741
St James's Place PLC	124,600	2,515,241
Standard Chartered PLC	619,828	3,625,932
Taylor Wimpey PLC	844,503	1,762,622
Tesco PLC	1,857,517	6,330,483
Unilever PLC	622,813	33,741,831
United Utilities Group PLC	163,464	2,129,040
Security Description	Shares	Value
Vodafone Group PLC	6,725,429	$10,241,247
Whitbread PLC (a)	47,598	2,117,845
Wm Morrison Supermarkets PLC	581,857	2,310,491
WPP PLC	293,145	3,930,198
		479,733,190
UNITED STATES — 0.8%
CyberArk Software, Ltd. (a)	9,700	1,530,854
Ferguson PLC	53,608	7,447,209
James Hardie Industries PLC	103,737	3,676,623
QIAGEN NV (a)	56,343	2,924,730
Stellantis NV (e)	201,298	3,838,381
Stellantis NV (e)	285,896	5,443,740
Swiss Re AG	72,389	6,172,451
Tenaris SA	105,028	1,105,370
		32,139,358
TOTAL COMMON STOCKS (Cost $3,049,149,337)		3,994,100,697

RIGHTS — 0.0% (c)
FRANCE — 0.0% (c)
Veolia Environnement SA (expiring 10/1/21) (a)	127,874	106,152
GERMANY — 0.0% (c)
Deutsche Lufthansa AG (expiring 10/5/21) (a) (b)	64,206	152,544
TOTAL RIGHTS (Cost $363,057)		258,696
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.04% (f) (g)	50,936,995	50,947,183
State Street Navigator Securities Lending Portfolio II (h) (i)	37,446,855	37,446,855
TOTAL SHORT-TERM INVESTMENTS (Cost $88,394,038)		88,394,038
TOTAL INVESTMENTS — 100.5% (Cost $3,137,906,432)		4,082,753,431
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(19,747,331)
NET ASSETS — 100.0%		$4,063,006,100
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2021.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	629	12/17/2021	$74,554,037	$71,297,150	$(3,256,887)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$108,394,449	$3,885,706,248	$—	$3,994,100,697
Rights	152,544	106,152	—	258,696
Short-Term Investments	88,394,038	—	—	88,394,038
TOTAL INVESTMENTS	$196,941,031	$3,885,812,400	$—	$4,082,753,431
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(3,256,887)	—	—	(3,256,887)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,256,887)	$—	$—	$(3,256,887)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	16.9%
Industrials	15.5
Consumer Discretionary	12.5
Health Care	12.4
Consumer Staples	10.1
Information Technology	9.5
Materials	7.2
Communication Services	4.7
Energy	3.4
Utilities	3.2
Real Estate	2.9
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	66,248,210	$66,261,459	$462,741,439	$478,059,195	$3,480	$—	50,936,995	$50,947,183	$5,729
State Street Navigator Securities Lending Portfolio II	23,014,357	23,014,357	320,812,361	306,379,863	—	—	37,446,855	37,446,855	169,319
Total		$89,275,816	$783,553,800	$784,439,058	$3,480	$—		$88,394,038	$175,048
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 18.4%
State Street Equity 500 Index II Portfolio	235,659	$94,086,596
State Street Small/Mid Cap Equity Index Portfolio	48,897	17,800,114
		111,886,710
DOMESTIC FIXED INCOME — 46.9%
SPDR Bloomberg Barclays High Yield Bond ETF	391,214	42,783,163
SPDR Portfolio Short Term Corporate Bond ETF (b)	781,624	24,425,750
SPDR Portfolio Short Term Treasury ETF (b)	3,152,980	96,575,777
State Street Aggregate Bond Index Portfolio	1,174,904	122,272,285
		286,056,975
INFLATION LINKED — 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	5,224,028	110,226,991
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	566,618	70,067,982
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	592,392	30,247,536
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $552,849,341)		608,486,194
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,450,631	1,450,631
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	5,188,400	$5,188,400
TOTAL SHORT-TERM INVESTMENTS (Cost $6,639,031)		$6,639,031
TOTAL INVESTMENTS — 101.0% (Cost $559,488,372)		615,125,225
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(6,009,529)
NET ASSETS — 100.0%		$609,115,696
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$608,486,194	$—	$—	$608,486,194
Short-Term Investments	6,639,031	—	—	6,639,031
TOTAL INVESTMENTS	$615,125,225	$—	$—	$615,125,225
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,412,037	$92,233,634	$38,007,288	$20,982,547	$1,962,254	$(993,638)	5,224,028	$110,226,991	$3,285,087
SPDR Bloomberg Barclays High Yield Bond ETF	329,346	35,878,953	40,421,238	33,710,458	2,287,463	(2,094,033)	391,214	42,783,163	1,178,465
SPDR Dow Jones Global Real Estate ETF	580,432	25,806,007	9,733,118	9,507,338	467,311	3,748,438	592,392	30,247,536	568,689
SPDR Portfolio Short Term Corporate Bond ETF	651,140	20,445,796	8,406,410	4,313,139	157,052	(270,369)	781,624	24,425,750	174,017
SPDR Portfolio Short Term Treasury ETF	2,631,962	80,827,553	38,136,577	22,137,413	789,989	(1,040,929)	3,152,980	96,575,777	113,080
State Street Aggregate Bond Index Portfolio	954,590	102,360,710	44,708,229	21,660,546	1,508,314	(4,644,422)	1,174,904	122,272,285	1,506,628
State Street Equity 500 Index II Portfolio	232,684	80,222,366	27,511,002	27,436,111	10,175,975	3,613,364	235,658	94,086,596	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	505,235	58,814,413	26,225,709	18,903,322	4,529,479	(598,297)	566,618	70,067,982	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,550,043	1,550,043	190,501,196	190,600,608	—	—	1,450,631	1,450,631	666
State Street Navigator Securities Lending Portfolio II	36,692,913	36,692,913	591,638,947	623,143,460	—	—	5,188,400	5,188,400	110,888
State Street Small/Mid Cap Equity Index Portfolio	46,069	15,098,214	5,555,000	4,615,000	1,863,627	(101,727)	48,897	17,800,114	—
Total		$549,930,602	$1,020,844,714	$977,009,942	$23,741,464	$(2,381,613)		$615,125,225	$6,937,520
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 23.2%
State Street Equity 500 Index II Portfolio	451,575	$180,291,174
State Street Small/Mid Cap Equity Index Portfolio	101,253	36,859,243
		217,150,417
DOMESTIC FIXED INCOME — 38.8%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	600,977	65,722,845
SPDR Portfolio Short Term Corporate Bond ETF (b)	635,634	19,863,563
SPDR Portfolio Short Term Treasury ETF (b)	2,532,269	77,563,399
State Street Aggregate Bond Index Portfolio	1,925,001	200,334,871
		363,484,678
INFLATION LINKED — 18.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	8,032,285	169,481,213
INTERNATIONAL EQUITY — 14.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,117,751	138,221,016
REAL ESTATE — 5.0%
SPDR Dow Jones Global Real Estate ETF (b)	910,192	46,474,404
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $824,358,250)		934,811,728
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,157,381	1,157,381
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	38,724,863	$38,724,863
TOTAL SHORT-TERM INVESTMENTS (Cost $39,882,244)		$39,882,244
TOTAL INVESTMENTS — 104.1% (Cost $864,240,494)		974,693,972
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(38,129,445)
NET ASSETS — 100.0%		$936,564,527
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$934,811,728	$—	$—	$934,811,728
Short-Term Investments	39,882,244	—	—	39,882,244
TOTAL INVESTMENTS	$974,693,972	$—	$—	$974,693,972
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	7,423,377	$155,185,696	$36,853,242	$24,084,950	$2,082,359	$(555,134)	8,032,285	$169,481,213	$5,070,649
SPDR Bloomberg Barclays High Yield Bond ETF	553,744	60,324,871	23,301,529	18,170,397	413,156	(146,314)	600,977	65,722,845	1,835,360
SPDR Dow Jones Global Real Estate ETF	975,660	43,377,844	8,354,091	11,885,694	572,918	6,055,245	910,192	46,474,404	879,679
SPDR Portfolio Short Term Corporate Bond ETF	486,701	15,282,412	6,733,290	2,068,480	31,452	(115,111)	635,634	19,863,563	128,360
SPDR Portfolio Short Term Treasury ETF	1,936,201	59,460,733	33,141,823	14,858,223	216,193	(397,127)	2,532,269	77,563,399	82,510
State Street Aggregate Bond Index Portfolio	1,695,732	181,833,361	51,450,750	27,546,147	1,294,064	(6,697,157)	1,925,001	200,334,871	2,488,458
State Street Equity 500 Index II Portfolio	510,053	175,850,802	30,071,095	53,561,984	16,248,899	11,682,362	451,575	180,291,174	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,146,664	133,483,175	25,846,906	29,702,467	3,983,429	4,609,973	1,117,750	138,221,016	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,639,920	2,639,920	164,122,076	165,604,615	—	—	1,157,381	1,157,381	675
State Street Navigator Securities Lending Portfolio II	46,474,866	46,474,866	709,157,476	716,907,479	—	—	38,724,863	38,724,863	217,289
State Street Small/Mid Cap Equity Index Portfolio	111,145	36,425,544	5,560,000	9,219,436	4,094,116	(981)	101,253	36,859,243	—
Total		$910,339,224	$1,094,592,278	$1,073,609,872	$28,936,586	$14,435,756		$974,693,972	$10,702,980
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 31.0%
State Street Equity 500 Index II Portfolio	1,007,140	$402,100,644
State Street Small/Mid Cap Equity Index Portfolio	255,438	92,987,104
		495,087,748
DOMESTIC FIXED INCOME — 31.7%
SPDR Bloomberg Barclays High Yield Bond ETF	958,064	104,773,879
SPDR Portfolio Intermediate Term Treasury ETF (b)	484,803	15,663,985
SPDR Portfolio Long Term Treasury ETF (b)	883,009	36,459,442
SPDR Portfolio Short Term Corporate Bond ETF	198,166	6,192,687
SPDR Portfolio Short Term Treasury ETF (b)	701,717	21,493,592
State Street Aggregate Bond Index Portfolio	3,090,977	321,677,965
		506,261,550
INFLATION LINKED — 12.6%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	9,557,916	201,672,028
INTERNATIONAL EQUITY — 21.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,712,222	335,393,322
REAL ESTATE — 3.4%
SPDR Dow Jones Global Real Estate ETF (b)	1,048,722	53,547,745
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,400,609,975)		1,591,962,393
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,160,200	$4,160,200
State Street Navigator Securities Lending Portfolio II (a)(e)	16,214,562	16,214,562
TOTAL SHORT-TERM INVESTMENTS (Cost $20,374,762)		$20,374,762
TOTAL INVESTMENTS — 101.0% (Cost $1,420,984,737)		1,612,337,155
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(16,100,870)
NET ASSETS — 100.0%		$1,596,236,285
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,591,962,393	$—	$—	$1,591,962,393
Short-Term Investments	20,374,762	—	—	20,374,762
TOTAL INVESTMENTS	$1,612,337,155	$—	$—	$1,612,337,155
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	6,914,446	$144,546,494	$72,881,174	$17,292,426	$1,138,363	$398,423	9,557,916	$201,672,028	$5,577,241
SPDR Bloomberg Barclays High Yield Bond ETF	754,771	82,224,753	53,107,951	30,976,448	378,996	38,627	958,064	104,773,879	2,736,207
SPDR Dow Jones Global Real Estate ETF	872,313	38,783,036	13,666,382	5,233,123	441,681	5,889,769	1,048,722	53,547,745	916,124
SPDR Portfolio Intermediate Term Treasury ETF	—	—	18,267,234	2,697,716	20,580	73,887	484,803	15,663,985	42,986
SPDR Portfolio Long Term Treasury ETF	1,137,775	51,347,786	19,840,263	29,630,765	1,436,828	(6,534,670)	883,009	36,459,442	483,478
SPDR Portfolio Short Term Corporate Bond ETF	84,693	2,659,360	3,852,064	299,725	12,911	(31,923)	198,166	6,192,687	29,530
SPDR Portfolio Short Term Treasury ETF	266,523	8,184,921	14,540,922	1,199,026	(3,712)	(29,513)	701,717	21,493,592	16,292
State Street Aggregate Bond Index Portfolio	2,365,286	253,629,634	106,312,947	30,511,404	1,689,869	(9,443,081)	3,090,977	321,677,965	3,769,490
State Street Equity 500 Index II Portfolio	983,103	338,944,393	95,865,282	90,250,751	28,119,606	29,422,114	1,007,140	402,100,644	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,431,053	282,998,878	91,211,978	57,263,790	7,365,725	11,080,531	2,712,222	335,393,322	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,728,591	5,728,591	317,882,967	319,451,358	—	—	4,160,200	4,160,200	1,474
State Street Navigator Securities Lending Portfolio II	1,703,196	1,703,196	939,958,093	925,446,727	—	—	16,214,562	16,214,562	273,771
State Street Small/Mid Cap Equity Index Portfolio	242,534	79,485,731	22,952,329	18,634,999	7,246,008	1,938,035	255,438	92,987,104	—
Total		$1,290,236,773	$1,770,339,586	$1,528,888,258	$47,846,855	$32,802,199		$1,612,337,155	$13,846,593
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 38.1%
State Street Equity 500 Index II Portfolio	1,412,717	$564,027,233
State Street Small/Mid Cap Equity Index Portfolio	406,591	148,011,351
		712,038,584
DOMESTIC FIXED INCOME — 29.6%
SPDR Bloomberg Barclays High Yield Bond ETF	916,403	100,217,832
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,439,469	46,509,243
SPDR Portfolio Long Term Treasury ETF (b)	2,540,013	104,877,137
State Street Aggregate Bond Index Portfolio	2,907,696	302,603,959
		554,208,171
INFLATION LINKED — 3.4%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF (b)	3,066,142	64,695,596
INTERNATIONAL EQUITY — 27.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,189,390	518,059,940
REAL ESTATE — 0.9%
SPDR Dow Jones Global Real Estate ETF (b)	318,255	16,250,100
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,613,995,447)		1,865,252,391
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,474,518	4,474,518
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	15,360,700	$15,360,700
TOTAL SHORT-TERM INVESTMENTS (Cost $19,835,218)		$19,835,218
TOTAL INVESTMENTS — 100.8% (Cost $1,633,830,665)		1,885,087,609
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(14,857,797)
NET ASSETS — 100.0%		$1,870,229,812
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,865,252,391	$—	$—	$1,865,252,391
Short-Term Investments	19,835,218	—	—	19,835,218
TOTAL INVESTMENTS	$1,885,087,609	$—	$—	$1,885,087,609
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,358,366	$28,396,642	$39,442,346	$3,498,966	$198,231	$157,343	3,066,142	$64,695,596	$1,495,781
SPDR Bloomberg Barclays High Yield Bond ETF	667,628	72,731,394	56,873,169	29,758,601	303,162	68,708	916,403	100,217,832	2,499,838
SPDR Dow Jones Global Real Estate ETF	161,817	7,194,384	8,719,322	910,798	304,223	942,969	318,255	16,250,100	217,025
SPDR Portfolio Intermediate Term Treasury ETF	—	—	50,767,766	4,493,644	37,809	197,312	1,439,469	46,509,243	117,665
SPDR Portfolio Long Term Treasury ETF	2,797,054	126,231,047	47,544,080	56,642,687	4,010,766	(16,266,069)	2,540,013	104,877,137	1,252,357
State Street Aggregate Bond Index Portfolio	2,129,289	228,323,641	103,878,871	22,600,000	970,173	(7,968,726)	2,907,696	302,603,959	3,459,732
State Street Equity 500 Index II Portfolio	1,287,822	444,002,348	145,169,969	101,120,633	32,486,892	43,488,657	1,412,717	564,027,233	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,503,715	407,867,498	146,721,263	62,159,018	8,649,429	16,980,768	4,189,390	518,059,940	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,707,162	3,707,162	355,916,087	355,148,731	—	—	4,474,518	4,474,518	1,824
State Street Navigator Securities Lending Portfolio II	1,251,125	1,251,125	1,014,361,872	1,000,252,297	—	—	15,360,700	15,360,700	289,799
State Street Small/Mid Cap Equity Index Portfolio	361,330	118,418,561	40,480,530	24,475,000	9,167,910	4,419,350	406,591	148,011,351	—
Total		$1,438,123,802	$2,009,875,275	$1,661,060,375	$56,128,595	$42,020,312		$1,885,087,609	$9,334,021
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 42.5%
State Street Equity 500 Index II Portfolio	1,369,227	$546,663,844
State Street Small/Mid Cap Equity Index Portfolio	451,366	164,310,875
		710,974,719
DOMESTIC FIXED INCOME — 25.6%
SPDR Bloomberg Barclays High Yield Bond ETF	464,591	50,807,672
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,559,753	50,395,619
SPDR Portfolio Long Term Treasury ETF (b)	2,768,138	114,296,418
State Street Aggregate Bond Index Portfolio	2,034,819	211,763,625
		427,263,334
INTERNATIONAL EQUITY — 31.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,280,357	529,308,867
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,420,514,483)		1,667,546,920
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,318,700	4,318,700
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	7,965,368	$7,965,368
TOTAL SHORT-TERM INVESTMENTS (Cost $12,284,068)		$12,284,068
TOTAL INVESTMENTS — 100.5% (Cost $1,432,798,551)		1,679,830,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(7,949,369)
NET ASSETS — 100.0%		$1,671,881,619
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,667,546,920	$—	$—	$1,667,546,920
Short-Term Investments	12,284,068	—	—	12,284,068
TOTAL INVESTMENTS	$1,679,830,988	$—	$—	$1,679,830,988
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	292,411	$31,855,254	$21,188,918	$2,401,527	$37,237	$127,790	464,591	$50,807,672	$1,162,908
SPDR Portfolio Intermediate Term Treasury ETF	—	—	52,856,399	2,694,646	27,756	206,110	1,559,753	50,395,619	121,509
SPDR Portfolio Long Term Treasury ETF	2,739,335	123,626,189	59,315,389	56,826,582	4,991,146	(16,809,724)	2,768,138	114,296,418	1,276,271
State Street Aggregate Bond Index Portfolio	1,407,952	150,974,679	77,302,269	11,900,000	550,022	(5,163,345)	2,034,819	211,763,625	2,336,904
State Street Equity 500 Index II Portfolio	1,225,187	422,407,676	133,520,270	81,615,632	26,103,779	46,247,751	1,369,227	546,663,844	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,473,501	404,350,298	147,070,943	47,649,040	7,037,134	18,499,532	4,280,357	529,308,867	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,053,164	4,053,164	302,503,859	302,238,323	—	—	4,318,700	4,318,700	1,644
State Street Navigator Securities Lending Portfolio II	299,700	299,700	681,494,616	673,828,948	—	—	7,965,368	7,965,368	143,748
State Street Small/Mid Cap Equity Index Portfolio	392,510	128,637,225	42,386,960	21,350,001	6,619,124	8,017,567	451,366	164,310,875	—
Total		$1,266,204,185	$1,517,639,623	$1,200,504,699	$45,366,198	$51,125,681		$1,679,830,988	$5,042,984
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 46.5%
State Street Equity 500 Index II Portfolio	1,299,101	$518,666,403
State Street Small/Mid Cap Equity Index Portfolio	491,771	179,019,451
		697,685,854
DOMESTIC FIXED INCOME — 18.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,402,070	45,300,882
SPDR Portfolio Long Term Treasury ETF (b)	2,487,017	102,688,932
State Street Aggregate Bond Index Portfolio	1,268,620	132,025,271
		280,015,085
INTERNATIONAL EQUITY — 34.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,198,656	519,205,766
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,257,961,092)		1,496,906,705
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	4,296,584	4,296,584
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	10,841,175	$10,841,175
TOTAL SHORT-TERM INVESTMENTS (Cost $15,137,759)		$15,137,759
TOTAL INVESTMENTS — 100.8% (Cost $1,273,098,851)		1,512,044,464
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(11,654,824)
NET ASSETS — 100.0%		$1,500,389,640
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,496,906,705	$—	$—	$1,496,906,705
Short-Term Investments	15,137,759	—	—	15,137,759
TOTAL INVESTMENTS	$1,512,044,464	$—	$—	$1,512,044,464
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$47,687,611	$2,594,672	$27,371	$180,572	1,402,070	$45,300,882	$109,017
SPDR Portfolio Long Term Treasury ETF	2,444,829	110,335,133	56,618,477	53,546,264	2,553,523	(13,271,937)	2,487,017	102,688,932	1,150,561
State Street Aggregate Bond Index Portfolio	837,846	89,842,189	52,876,305	7,900,000	416,801	(3,210,024)	1,268,620	132,025,271	1,429,181
State Street Equity 500 Index II Portfolio	1,145,732	395,014,109	128,425,594	72,966,882	23,468,787	44,724,795	1,299,101	518,666,403	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,358,134	390,920,341	147,077,760	43,395,685	6,657,749	17,945,601	4,198,656	519,205,766	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,613,762	4,613,762	277,621,823	277,939,001	—	—	4,296,584	4,296,584	1,330
State Street Navigator Securities Lending Portfolio II	2,010,200	2,010,200	218,058,599	209,227,624	—	—	10,841,175	10,841,175	8,106
State Street Small/Mid Cap Equity Index Portfolio	421,641	138,184,457	46,626,845	21,675,000	7,025,269	8,857,880	491,771	179,019,451	—
Total		$1,130,920,191	$974,993,014	$689,245,128	$40,149,500	$55,226,887		$1,512,044,464	$2,698,195
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 49.4%
State Street Equity 500 Index II Portfolio	1,099,179	$438,847,092
State Street Small/Mid Cap Equity Index Portfolio	480,636	174,965,867
		613,812,959
DOMESTIC FIXED INCOME — 13.7%
SPDR Portfolio Intermediate Term Treasury ETF (b)	1,163,939	37,606,869
SPDR Portfolio Long Term Treasury ETF (b)	2,061,932	85,137,172
State Street Aggregate Bond Index Portfolio	450,412	46,874,354
		169,618,395
INTERNATIONAL EQUITY — 36.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,692,360	456,597,265
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,035,221,409)		1,240,028,619
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,734,319	2,734,319
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	1,332,425	$1,332,425
TOTAL SHORT-TERM INVESTMENTS (Cost $4,066,743)		$4,066,744
TOTAL INVESTMENTS — 100.1% (Cost $1,039,288,152)		1,244,095,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,303,182)
NET ASSETS — 100.0%		$1,242,792,181
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,240,028,619	$—	$—	$1,240,028,619
Short-Term Investments	4,066,744	—	—	4,066,744
TOTAL INVESTMENTS	$1,244,095,363	$—	$—	$1,244,095,363
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$38,939,824	$1,497,543	$14,106	$150,482	1,163,939	$37,606,869	$89,553
SPDR Portfolio Long Term Treasury ETF	1,884,220	85,034,849	49,000,011	40,695,933	1,707,473	(9,909,228)	2,061,932	85,137,172	929,724
State Street Aggregate Bond Index Portfolio	242,176	25,968,587	23,439,847	1,730,000	130,934	(935,014)	450,412	46,874,354	459,214
State Street Equity 500 Index II Portfolio	900,809	310,571,868	122,926,816	50,404,341	15,954,213	39,798,536	1,099,179	438,847,092	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,752,509	320,419,519	142,113,683	26,451,165	3,837,763	16,677,465	3,692,360	456,597,265	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,087,329	4,087,329	259,126,498	260,479,508	—	—	2,734,319	2,734,319	1,230
State Street Navigator Securities Lending Portfolio II	—	—	114,402,600	113,070,175	—	—	1,332,425	1,332,425	3,796
State Street Small/Mid Cap Equity Index Portfolio	384,176	125,905,953	51,298,828	16,810,000	5,183,024	9,388,062	480,636	174,965,867	—
Total		$871,988,105	$801,248,107	$511,138,665	$26,827,513	$55,170,303		$1,244,095,363	$1,483,517
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	792,823	$316,534,685
State Street Small/Mid Cap Equity Index Portfolio	389,113	141,648,733
		458,183,418
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Intermediate Term Treasury ETF (b)	831,090	26,852,518
SPDR Portfolio Long Term Treasury ETF	1,473,755	60,851,344
		87,703,862
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,756,800	340,905,835
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $741,815,081)		886,793,115
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	2,882,068	2,882,068
State Street Navigator Securities Lending Portfolio II (a)(e)	10,218,615	10,218,615
TOTAL SHORT-TERM INVESTMENTS (Cost $13,100,683)		$13,100,683
TOTAL INVESTMENTS — 101.2% (Cost $754,915,764)		899,893,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(10,423,513)
NET ASSETS — 100.0%		$889,470,285

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$886,793,115	$—	$—	$886,793,115
Short-Term Investments	13,100,683	—	—	13,100,683
TOTAL INVESTMENTS	$899,893,798	$—	$—	$899,893,798
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$27,997,553	$1,257,638	$12,602	$100,001	831,090	$26,852,518	$63,228
SPDR Portfolio Long Term Treasury ETF	1,325,876	59,836,784	35,995,021	29,152,944	173,996	(6,001,513)	1,473,755	60,851,344	657,989
State Street Equity 500 Index II Portfolio	637,545	219,806,474	93,181,919	35,901,841	11,383,050	28,065,083	792,823	316,534,685	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,997,969	232,583,582	114,902,535	21,152,359	2,874,229	11,697,848	2,756,800	340,905,835	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,538,129	2,538,129	184,615,446	184,271,507	—	—	2,882,068	2,882,068	896
State Street Navigator Securities Lending Portfolio II	27,600	27,600	93,936,878	83,745,863	—	—	10,218,615	10,218,615	7,019
State Street Small/Mid Cap Equity Index Portfolio	297,327	97,442,759	44,686,339	11,780,000	3,959,175	7,340,460	389,113	141,648,733	—
Total		$612,235,328	$595,315,691	$367,262,152	$18,403,052	$41,201,879		$899,893,798	$729,132
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	485,095	$193,674,231
State Street Small/Mid Cap Equity Index Portfolio	238,161	86,697,481
		280,371,712
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Intermediate Term Treasury ETF (b)	508,472	16,428,730
SPDR Portfolio Long Term Treasury ETF	901,688	37,230,698
		53,659,428
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,687,233	208,643,135
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $464,262,632)		542,674,275
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,669,593	1,669,593
State Street Navigator Securities Lending Portfolio II (a)(e)	8,568,285	8,568,285
TOTAL SHORT-TERM INVESTMENTS (Cost $10,237,878)		$10,237,878
TOTAL INVESTMENTS — 101.6% (Cost $474,500,510)		552,912,153
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(8,709,287)
NET ASSETS — 100.0%		$544,202,866

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$542,674,275	$—	$—	$542,674,275
Short-Term Investments	10,237,878	—	—	10,237,878
TOTAL INVESTMENTS	$552,912,153	$—	$—	$552,912,153
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$17,016,369	$649,033	$5,730	$55,664	508,472	$16,428,730	$37,616
SPDR Portfolio Long Term Treasury ETF	720,811	32,530,201	23,429,594	15,547,721	(506,621)	(2,674,755)	901,688	37,230,698	384,409
State Street Equity 500 Index II Portfolio	346,647	119,513,323	70,667,438	19,155,824	5,951,984	16,697,310	485,095	193,674,231	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,085,984	126,419,462	83,539,319	9,257,993	1,343,368	6,598,979	1,687,233	208,643,135	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,901,285	1,901,285	127,776,401	128,008,093	—	—	1,669,593	1,669,593	584
State Street Navigator Securities Lending Portfolio II	—	—	56,708,966	48,140,681	—	—	8,568,285	8,568,285	5,520
State Street Small/Mid Cap Equity Index Portfolio	161,610	52,964,533	33,562,320	6,080,000	2,461,532	3,789,096	238,161	86,697,481	—
Total		$333,328,804	$412,700,407	$226,839,345	$9,255,993	$24,466,294		$552,912,153	$428,129
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.4%
State Street Equity 500 Index II Portfolio	228,672	$91,297,372
State Street Small/Mid Cap Equity Index Portfolio	112,434	40,929,074
		132,226,446
DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Intermediate Term Treasury ETF	239,935	7,752,300
SPDR Portfolio Long Term Treasury ETF (b)	424,992	17,547,920
		25,300,220
INTERNATIONAL EQUITY — 38.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	796,133	98,449,847
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $223,644,451)		255,976,513
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c)(d)	1,028,043	1,028,043
State Street Navigator Securities Lending Portfolio II (a)(e)	2,091,375	2,091,375
TOTAL SHORT-TERM INVESTMENTS (Cost $3,119,418)		$3,119,418
TOTAL INVESTMENTS — 100.7% (Cost $226,763,869)		259,095,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,858,871)
NET ASSETS — 100.0%		$257,237,060

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$255,976,513	$—	$—	$255,976,513
Short-Term Investments	3,119,418	—	—	3,119,418
TOTAL INVESTMENTS	$259,095,931	$—	$—	$259,095,931
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$7,968,661	$239,620	$2,152	$21,107	239,935	$7,752,300	$17,090
SPDR Portfolio Long Term Treasury ETF	305,095	13,768,937	10,855,018	5,661,261	(640,485)	(774,289)	424,992	17,547,920	174,270
State Street Equity 500 Index II Portfolio	146,610	50,546,808	39,069,482	8,274,676	2,874,506	7,081,252	228,672	91,297,372	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	459,410	53,479,873	45,004,441	3,241,305	601,427	2,605,411	796,133	98,449,847	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	755,775	755,775	66,469,211	66,196,943	—	—	1,028,043	1,028,043	279
State Street Navigator Securities Lending Portfolio II	—	—	34,960,522	32,869,147	—	—	2,091,375	2,091,375	2,006
State Street Small/Mid Cap Equity Index Portfolio	68,264	22,372,292	18,220,000	2,345,000	788,016	1,893,766	112,434	40,929,074	—
Total		$140,923,685	$222,547,335	$118,827,952	$3,625,616	$10,827,247		$259,095,931	$193,645
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.3% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	23,883	$9,535,353
State Street Small/Mid Cap Equity Index Portfolio	11,742	4,274,586
		13,809,939
DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Intermediate Term Treasury ETF	25,061	809,721
SPDR Portfolio Long Term Treasury ETF	44,402	1,833,359
		2,643,080
INTERNATIONAL EQUITY — 38.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	83,140	10,281,060
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $26,214,313)		26,734,079
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (b)(c) (Cost $181,751)	181,750	181,750
TOTAL INVESTMENTS — 101.0% (Cost $26,396,064)		26,915,829
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(255,921)
NET ASSETS — 100.0%		$26,659,908

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2021.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$26,734,079	$—	$—	$26,734,079
Short-Term Investment	181,750	—	—	181,750
TOTAL INVESTMENTS	$26,915,829	$—	$—	$26,915,829
See accompanying notes to schedule of investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	—	$—	$847,672	$37,112	$297	$(1,136)	25,061	$809,721	$1,354
SPDR Portfolio Long Term Treasury ETF	8,004	361,220	2,444,517	951,490	(46,106)	25,218	44,402	1,833,359	11,602
State Street Equity 500 Index II Portfolio	3,843	1,324,993	8,509,722	777,549	154,292	323,895	23,883	9,535,353	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	12,042	1,401,751	9,344,757	428,558	93,608	(130,498)	83,140	10,281,060	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,118	48,118	13,701,976	13,568,344	—	—	181,750	181,750	35
State Street Small/Mid Cap Equity Index Portfolio	1,784	584,792	3,819,800	213,055	60,044	23,005	11,742	4,274,586	—
Total		$3,720,874	$38,668,444	$15,976,108	$262,135	$240,484		$26,915,829	$12,991
See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 90.1%
CHINA — 13.6%
China Construction Bank Corp. Class H	84,000	$59,949
CITIC Securities Co., Ltd. Class H	23,500	59,576
Dali Foods Group Co., Ltd. (a)	121,000	73,054
Gree Electric Appliances, Inc. of Zhuhai Class A	11,100	66,364
Lee & Man Paper Manufacturing, Ltd.	72,000	52,626
		311,569
FRANCE — 14.1%
BNP Paribas SA	1,007	64,462
Dassault Aviation SA	590	66,356
Ipsen SA	594	56,631
Sanofi	665	64,049
Societe Generale SA	2,224	69,680
		321,178
GERMANY — 2.5%
Bayerische Motoren Werke AG	592	56,257
HONG KONG — 2.7%
WH Group, Ltd. (a)	85,648	60,985
HUNGARY — 2.7%
Richter Gedeon Nyrt	2,214	60,609
INDONESIA — 3.0%
Bank Mandiri Persero Tbk PT	161,400	68,980
ITALY — 2.9%
Leonardo SpA (b)	7,966	65,181
JAPAN — 16.2%
Alfresa Holdings Corp.	4,100	61,094
Komatsu, Ltd.	2,400	57,332
Mitsubishi UFJ Financial Group, Inc.	11,100	65,451
Sumitomo Mitsui Financial Group, Inc.	1,800	63,164
TBS Holdings, Inc.	4,100	62,491
Zeon Corp.	4,300	60,380
		369,912
MEXICO — 2.5%
Fresnillo PLC	5,399	56,579
NETHERLANDS — 2.9%
Boskalis Westminster	2,195	66,853
SOUTH KOREA — 4.9%
KT&G Corp.	812	55,552
Samsung Electronics Co., Ltd. Preference Shares	980	57,172
		112,724
Security Description	Shares	Value
SPAIN — 5.7%
ACS Actividades de Construccion y Servicios SA	2,355	$63,827
Banco Bilbao Vizcaya Argentaria SA (b)	10,089	66,628
		130,455
SWITZERLAND — 5.4%
Adecco Group AG	1,243	62,221
Holcim, Ltd. (b)	1,262	60,873
		123,094
TAIWAN — 2.6%
Catcher Technology Co., Ltd.	10,000	59,777
UNITED KINGDOM — 5.6%
Rolls-Royce Holdings PLC (b)	33,920	63,398
Standard Chartered PLC	10,892	63,717
		127,115
UNITED STATES — 2.8%
Newmont Corp.	1,180	64,074
TOTAL COMMON STOCKS (Cost $1,846,625)		2,055,342

SHORT-TERM INVESTMENT — 11.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $259,863)	259,863	259,863
TOTAL INVESTMENTS — 101.5% (Cost $2,106,488)		2,315,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(33,400)
NET ASSETS — 100.0%		$2,281,805
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.9% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.

See accompanying notes to schedule of investments.

STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 258,610	$ 1,796,732	$—	$2,055,342
Short-Term Investment	259,863	—	—	259,863
TOTAL INVESTMENTS	$ 518,473	$ 1,796,732	$—	$2,315,205
Sector Breakdown as of September 30, 2021

% of Net Assets
Financials	25.5%
Industrials	19.5
Materials	12.9
Health Care	10.6
Consumer Staples	8.3
Consumer Discretionary	5.4
Information Technology	5.1
Communication Services	2.8
Short-Term Investment	11.4
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	93,468	$93,468	$408,823	$242,428	$—	$—	259,863	$259,863	$21
See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.6%
CAYMAN ISLANDS — 0.6%
Angelalign Technology, Inc. (a)(b)	1,000	$42,906
CHINA — 91.7%
Alibaba Group Holding, Ltd. ADR (b)	683	101,118
Alibaba Group Holding, Ltd. (b)	32,000	592,446
ANTA Sports Products, Ltd.	12,000	226,602
Baidu, Inc. ADR (b)	950	146,062
BeiGene, Ltd. ADR (b)	160	58,080
Blue Moon Group Holdings, Ltd. (a)	56,400	48,868
China Construction Bank Corp. Class H	371,000	264,776
China Merchants Bank Co., Ltd. Class A	18,000	140,085
China Merchants Bank Co., Ltd. Class H	16,600	132,105
Great Wall Motor Co., Ltd. Class H	13,000	47,834
Gree Electric Appliances, Inc. of Zhuhai Class A	11,300	67,560
Innovent Biologics, Inc. (a)(b)	7,000	67,412
JD.com, Inc. ADR (b)	7,277	525,690
Kweichow Moutai Co., Ltd. Class A	700	197,830
Li Ning Co., Ltd.	8,000	92,206
Longfor Group Holdings, Ltd. (a)	9,000	41,122
Maxscend Microelectronics Co., Ltd. Class A	2,060	111,445
Meituan Class B (a)(b)	10,200	325,598
Midea Group Co., Ltd. Class A	15,100	162,570
NetEase, Inc. ADR	3,500	298,900
NetEase, Inc.	3,700	62,606
NIO, Inc. ADR (b)	5,100	181,713
Pharmaron Beijing Co., Ltd. Class H (a)	2,200	52,483
Ping An Insurance Group Co. of China, Ltd. Class H	24,600	168,249
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,500	149,421
Shenzhou International Group Holdings, Ltd.	4,600	97,628
Sino Wealth Electronic, Ltd. Class A	10,300	98,994
Tencent Holdings, Ltd.	17,700	1,056,667
Security Description	Shares	Value
Venustech Group, Inc. Class A	24,600	$105,102
Wuliangye Yibin Co., Ltd. Class A	5,600	189,773
WuXi AppTec Co., Ltd. Class H (a)	3,152	73,378
Wuxi Biologics Cayman, Inc. (a)(b)	14,000	227,084
Xiaomi Corp. Class B (a)(b)	41,800	114,803
XPeng, Inc. ADR (b)	1,700	60,418
		6,286,628
HONG KONG — 4.3%
AIA Group, Ltd.	10,800	124,248
Hong Kong Exchanges & Clearing, Ltd.	2,800	172,061
		296,309
TOTAL COMMON STOCKS (Cost $5,526,867)		6,625,843

SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $230,834)	230,834	230,834
TOTAL INVESTMENTS — 100.0% (Cost $5,757,701)		6,856,677
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		1,441
NET ASSETS — 100.0%		$6,858,118
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.5% of net assets as of September 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2021.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

STATE STREET CHINA EQUITY SELECT FUND
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,371,982	$5,253,861	$—	$6,625,843
Short-Term Investment	230,834	—	—	230,834
TOTAL INVESTMENTS	$1,602,816	$5,253,861	$—	$6,856,677

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,466,360	$1,235,526	$—	$—	230,834	$230,834	$58
See accompanying notes to schedule of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2021 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At September 30, 2021, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in each Portfolio’s or Fund’s respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended September 30, 2021, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity Ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended September 30, 2021, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2021, are disclosed in the Portfolio's or Funds' Schedules of Investments.